UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY STUMM, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

AHL TargetRisk Fund

Class A: AHTAX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	1.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$314,089,576
# of Portfolio Holdings	18
Portfolio Turnover Rate	44%
Total Management Fees Paid	$1,248,873

What did the Fund invest in?

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	18.6
US Treasuries	Long	12.4
S&P 500 Index	Long	6.1
Tokyo Stock Exchange Index	Long	5.3
NASDAQ 100 Index	Long	4.1
Nikkei	Long	4.0
Gilts	Long	3.9
FTSE 100	Long	3.2
Euro-STOXX	Long	3.2
S&P TSX 60 Index	Long	3.0

Asset Class Exposure - 1 of 2: Net (%) 2 of 2: % of VaR*

	Net (%)	% of VaR
Stock Indices	74.6	40.9
Inflation	73.3	26.3
Credits	72.3	8.5
Bonds	21.6	24.3

Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

AHL TargetRisk Fund

Semi-Annual Shareholder Report - June 30, 2024

Class A: AHTAX

AHL TR_A 0624

American Beacon

AHL TargetRisk Fund

Class C: AHACX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$114	2.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$314,089,576
# of Portfolio Holdings	18
Portfolio Turnover Rate	44%
Total Management Fees Paid	$1,248,873

What did the Fund invest in?

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	18.6
US Treasuries	Long	12.4
S&P 500 Index	Long	6.1
Tokyo Stock Exchange Index	Long	5.3
NASDAQ 100 Index	Long	4.1
Nikkei	Long	4.0
Gilts	Long	3.9
FTSE 100	Long	3.2
Euro-STOXX	Long	3.2
S&P TSX 60 Index	Long	3.0

Asset Class Exposure - 1 of 2: Net (%) 2 of 2: % of VaR*

	Net (%)	% of VaR
Stock Indices	74.6	40.9
Inflation	73.3	26.3
Credits	72.3	8.5
Bonds	21.6	24.3

Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

AHL TargetRisk Fund

Semi-Annual Shareholder Report - June 30, 2024

Class C: AHACX

AHL TR_C 0624

American Beacon

AHL TargetRisk Fund

Investor Class: AHTPX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$80	1.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$314,089,576
# of Portfolio Holdings	18
Portfolio Turnover Rate	44%
Total Management Fees Paid	$1,248,873

What did the Fund invest in?

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	18.6
US Treasuries	Long	12.4
S&P 500 Index	Long	6.1
Tokyo Stock Exchange Index	Long	5.3
NASDAQ 100 Index	Long	4.1
Nikkei	Long	4.0
Gilts	Long	3.9
FTSE 100	Long	3.2
Euro-STOXX	Long	3.2
S&P TSX 60 Index	Long	3.0

Asset Class Exposure - 1 of 2: Net (%) 2 of 2: % of VaR*

	Net (%)	% of VaR
Stock Indices	74.6	40.9
Inflation	73.3	26.3
Credits	72.3	8.5
Bonds	21.6	24.3

Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

AHL TargetRisk Fund

Semi-Annual Shareholder Report - June 30, 2024

Investor Class: AHTPX

AHL TR_Investor 0624

American Beacon

AHL TargetRisk Fund

Class R5: AHTIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$54	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$314,089,576
# of Portfolio Holdings	18
Portfolio Turnover Rate	44%
Total Management Fees Paid	$1,248,873

What did the Fund invest in?

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	18.6
US Treasuries	Long	12.4
S&P 500 Index	Long	6.1
Tokyo Stock Exchange Index	Long	5.3
NASDAQ 100 Index	Long	4.1
Nikkei	Long	4.0
Gilts	Long	3.9
FTSE 100	Long	3.2
Euro-STOXX	Long	3.2
S&P TSX 60 Index	Long	3.0

Asset Class Exposure - 1 of 2: Net (%) 2 of 2: % of VaR*

	Net (%)	% of VaR
Stock Indices	74.6	40.9
Inflation	73.3	26.3
Credits	72.3	8.5
Bonds	21.6	24.3

Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

AHL TargetRisk Fund

Semi-Annual Shareholder Report - June 30, 2024

Class R5: AHTIX

AHL TR_R5 0624

American Beacon

AHL TargetRisk Fund

Class Y: AHTYX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$63	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$314,089,576
# of Portfolio Holdings	18
Portfolio Turnover Rate	44%
Total Management Fees Paid	$1,248,873

What did the Fund invest in?

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	18.6
US Treasuries	Long	12.4
S&P 500 Index	Long	6.1
Tokyo Stock Exchange Index	Long	5.3
NASDAQ 100 Index	Long	4.1
Nikkei	Long	4.0
Gilts	Long	3.9
FTSE 100	Long	3.2
Euro-STOXX	Long	3.2
S&P TSX 60 Index	Long	3.0

Asset Class Exposure - 1 of 2: Net (%) 2 of 2: % of VaR*

	Net (%)	% of VaR
Stock Indices	74.6	40.9
Inflation	73.3	26.3
Credits	72.3	8.5
Bonds	21.6	24.3

Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

AHL TargetRisk Fund

Semi-Annual Shareholder Report - June 30, 2024

Class Y: AHTYX

AHL TR_Y 0624

American Beacon

AHL Multi-Alternatives Fund

Class A: AHMAX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon AHL Multi-Alternatives Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	1.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$38,899,918
# of Portfolio Holdings	14
Portfolio Turnover Rate	70%
Total Management Fees Paid	$197,169

What did the Fund invest in?

Top Active Exposures by Asset class % of VaR*

Commodities		% of VaR
BBG Commodity ex-Agriculturals Index	Long	7.3
Natural Gas	Short	4.0
Crude Oil	Long	2.6
Copper	Long	1.9
Coffee	Long	1.8
Credit		% of VaR
US 5yr CDX Index	Long	1.2
Currencies		% of VaR
Japanese Yen/US Dollar	Short/Long	4.9
South African Rand/US Dollar	Long/Short	1.7
South Korean Won/US Dollar	Short/Long	1.4
Swiss Franc/US Dollar	Short/Long	1.3
Brazilian Real/US Dollar	Short/Long	1.1
Equities		% of VaR
S&P 500 Index	Long	3.7
Tokyo Stock Exchange Index	Long	3.3
NASDAQ 100 Index	Long	3.2
Nikkei	Long	2.9
FTSE 100	Long	2.4
Fixed Income		% of VaR
US Treasuries	Long	3.7
SOFR 3Mth Index	Short	2.0
Euribor	Short	1.9
SONIA 3Mth Index	Short	1.7
Gilts	Long	1.4

Asset Class Exposure % of VaR*

Value	Value
Stocks	39.7
Commodities	28.6
Currencies	21.5
Bonds and Rates	7.7
Credit	2.5

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Holdings Summary

Number of Long Holdings	44
Number of Currency Pairs	38
Number of Short Holdings	19

Top 10 Holdings % of VaR*

BBG Commodity ex-Agriculturals Index	Long	7.3
Japanese Yen/US Dollar	Short/Long	4.9
Natural Gas	Short	4.0
US Treasuries	Long	3.7
S&P 500 Index	Long	3.7
Tokyo Stock Exchange Index	Long	3.3
NASDAQ 100 Index	Long	3.2
Nikkei	Long	2.9
Crude Oil	Long	2.6
FTSE 100	Long	2.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

AHL Multi-Alternatives Fund

Semi-Annual Shareholder Report - June 30, 2024

Class A: AHMAX

AHL MA_A 0624

American Beacon

AHL Multi-Alternatives Fund

Class C: AHMCX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon AHL Multi-Alternatives Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	2.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$38,899,918
# of Portfolio Holdings	14
Portfolio Turnover Rate	70%
Total Management Fees Paid	$197,169

What did the Fund invest in?

Top Active Exposures by Asset class % of VaR*

Commodities		% of VaR
BBG Commodity ex-Agriculturals Index	Long	7.3
Natural Gas	Short	4.0
Crude Oil	Long	2.6
Copper	Long	1.9
Coffee	Long	1.8
Credit		% of VaR
US 5yr CDX Index	Long	1.2
Currencies		% of VaR
Japanese Yen/US Dollar	Short/Long	4.9
South African Rand/US Dollar	Long/Short	1.7
South Korean Won/US Dollar	Short/Long	1.4
Swiss Franc/US Dollar	Short/Long	1.3
Brazilian Real/US Dollar	Short/Long	1.1
Equities		% of VaR
S&P 500 Index	Long	3.7
Tokyo Stock Exchange Index	Long	3.3
NASDAQ 100 Index	Long	3.2
Nikkei	Long	2.9
FTSE 100	Long	2.4
Fixed Income		% of VaR
US Treasuries	Long	3.7
SOFR 3Mth Index	Short	2.0
Euribor	Short	1.9
SONIA 3Mth Index	Short	1.7
Gilts	Long	1.4

Asset Class Exposure % of VaR*

Value	Value
Stocks	39.7
Commodities	28.6
Currencies	21.5
Bonds and Rates	7.7
Credit	2.5

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Holdings Summary

Number of Long Holdings	44
Number of Currency Pairs	38
Number of Short Holdings	19

Top 10 Holdings % of VaR*

BBG Commodity ex-Agriculturals Index	Long	7.3
Japanese Yen/US Dollar	Short/Long	4.9
Natural Gas	Short	4.0
US Treasuries	Long	3.7
S&P 500 Index	Long	3.7
Tokyo Stock Exchange Index	Long	3.3
NASDAQ 100 Index	Long	3.2
Nikkei	Long	2.9
Crude Oil	Long	2.6
FTSE 100	Long	2.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

AHL Multi-Alternatives Fund

Semi-Annual Shareholder Report - June 30, 2024

Class C: AHMCX

AHL MA_C 0624

American Beacon

AHL Multi-Alternatives Fund

Class R6: AHMRX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon AHL Multi-Alternatives Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$64	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$38,899,918
# of Portfolio Holdings	14
Portfolio Turnover Rate	70%
Total Management Fees Paid	$197,169

What did the Fund invest in?

Top Active Exposures by Asset class % of VaR*

Commodities		% of VaR
BBG Commodity ex-Agriculturals Index	Long	7.3
Natural Gas	Short	4.0
Crude Oil	Long	2.6
Copper	Long	1.9
Coffee	Long	1.8
Credit		% of VaR
US 5yr CDX Index	Long	1.2
Currencies		% of VaR
Japanese Yen/US Dollar	Short/Long	4.9
South African Rand/US Dollar	Long/Short	1.7
South Korean Won/US Dollar	Short/Long	1.4
Swiss Franc/US Dollar	Short/Long	1.3
Brazilian Real/US Dollar	Short/Long	1.1
Equities		% of VaR
S&P 500 Index	Long	3.7
Tokyo Stock Exchange Index	Long	3.3
NASDAQ 100 Index	Long	3.2
Nikkei	Long	2.9
FTSE 100	Long	2.4
Fixed Income		% of VaR
US Treasuries	Long	3.7
SOFR 3Mth Index	Short	2.0
Euribor	Short	1.9
SONIA 3Mth Index	Short	1.7
Gilts	Long	1.4

Asset Class Exposure % of VaR*

Value	Value
Stocks	39.7
Commodities	28.6
Currencies	21.5
Bonds and Rates	7.7
Credit	2.5

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Holdings Summary

Number of Long Holdings	44
Number of Currency Pairs	38
Number of Short Holdings	19

Top 10 Holdings % of VaR*

BBG Commodity ex-Agriculturals Index	Long	7.3
Japanese Yen/US Dollar	Short/Long	4.9
Natural Gas	Short	4.0
US Treasuries	Long	3.7
S&P 500 Index	Long	3.7
Tokyo Stock Exchange Index	Long	3.3
NASDAQ 100 Index	Long	3.2
Nikkei	Long	2.9
Crude Oil	Long	2.6
FTSE 100	Long	2.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

AHL Multi-Alternatives Fund

Semi-Annual Shareholder Report - June 30, 2024

Class R6: AHMRX

AHL MA_R6 0624

American Beacon

AHL Multi-Alternatives Fund

Class Y: AHMYX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon AHL Multi-Alternatives Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$69	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$38,899,918
# of Portfolio Holdings	14
Portfolio Turnover Rate	70%
Total Management Fees Paid	$197,169

What did the Fund invest in?

Top Active Exposures by Asset class % of VaR*

Commodities		% of VaR
BBG Commodity ex-Agriculturals Index	Long	7.3
Natural Gas	Short	4.0
Crude Oil	Long	2.6
Copper	Long	1.9
Coffee	Long	1.8
Credit		% of VaR
US 5yr CDX Index	Long	1.2
Currencies		% of VaR
Japanese Yen/US Dollar	Short/Long	4.9
South African Rand/US Dollar	Long/Short	1.7
South Korean Won/US Dollar	Short/Long	1.4
Swiss Franc/US Dollar	Short/Long	1.3
Brazilian Real/US Dollar	Short/Long	1.1
Equities		% of VaR
S&P 500 Index	Long	3.7
Tokyo Stock Exchange Index	Long	3.3
NASDAQ 100 Index	Long	3.2
Nikkei	Long	2.9
FTSE 100	Long	2.4
Fixed Income		% of VaR
US Treasuries	Long	3.7
SOFR 3Mth Index	Short	2.0
Euribor	Short	1.9
SONIA 3Mth Index	Short	1.7
Gilts	Long	1.4

Asset Class Exposure % of VaR*

Value	Value
Stocks	39.7
Commodities	28.6
Currencies	21.5
Bonds and Rates	7.7
Credit	2.5

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Holdings Summary

Number of Long Holdings	44
Number of Currency Pairs	38
Number of Short Holdings	19

Top 10 Holdings % of VaR*

BBG Commodity ex-Agriculturals Index	Long	7.3
Japanese Yen/US Dollar	Short/Long	4.9
Natural Gas	Short	4.0
US Treasuries	Long	3.7
S&P 500 Index	Long	3.7
Tokyo Stock Exchange Index	Long	3.3
NASDAQ 100 Index	Long	3.2
Nikkei	Long	2.9
Crude Oil	Long	2.6
FTSE 100	Long	2.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

AHL Multi-Alternatives Fund

Semi-Annual Shareholder Report - June 30, 2024

Class Y: AHMYX

AHL MA_Y 0624

American Beacon

AHL Managed Futures Strategy Fund

Class A: AHLAX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	1.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$3,458,490,902
# of Portfolio Holdings	18
Total Management Fees Paid	$22,784,548

What did the Fund invest in?

Top Active Exposures by Asset class % of VaR*

Commodities		% of VaR
Natural Gas	Short	6.8
Crude Oil	Long	3.6
Coffee	Long	2.7
Copper	Long	2.7
Silver	Long	2.5
Currencies		% of VaR
Japanese Yen/US Dollar	Short/Long	7.0
South African Rand/US Dollar	Long/Short	2.3
South Korean Won/US Dollar	Short/Long	2.1
Swiss Franc/US Dollar	Short/Long	1.9
Brazilian Real/US Dollar	Short/Long	1.6
Equities		% of VaR
FTSE Taiwan Index	Long	1.7
Nikkei	Long	1.7
NASDAQ 100 Index	Long	1.6
S&P 500 Index	Long	1.6
Tokyo Stock Exchange Index	Long	1.5
Fixed Income		% of VaR
SOFR 3Mth Index	Short	2.8
Euribor	Short	2.7
SONIA 3Mth Index	Short	2.4
US Treasuries	Short	2.2
Australian Bonds	Short	1.3

Asset Class Exposure % of VaR*

Value	Value
Currencies	29.0
Commodities	27.6
Fixed Income	21.9
Equities	21.5

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Holdings Summary

Number of Long Holdings	38
Number of Short Holdings	30
Number of Currency Pairs	28

Top 10 Holdings % of VaR*

Japanese Yen/US Dollar	Short/Long	7.0
Natural Gas	Short	6.8
Crude Oil	Long	3.6
SOFR 3Mth Index	Short	2.8
Euribor	Short	2.7
Coffee	Long	2.7
Copper	Long	2.7
Silver	Long	2.5
SONIA 3Mth Index	Short	2.4
South African Rand/US Dollar	Long/Short	2.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

AHL Managed Futures Strategy Fund

Semi-Annual Shareholder Report - June 30, 2024

Class A: AHLAX

AHL MFS_A 0624

American Beacon

AHL Managed Futures Strategy Fund

Class C: AHLCX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$131	2.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$3,458,490,902
# of Portfolio Holdings	18
Total Management Fees Paid	$22,784,548

What did the Fund invest in?

Top Active Exposures by Asset class % of VaR*

Commodities		% of VaR
Natural Gas	Short	6.8
Crude Oil	Long	3.6
Coffee	Long	2.7
Copper	Long	2.7
Silver	Long	2.5
Currencies		% of VaR
Japanese Yen/US Dollar	Short/Long	7.0
South African Rand/US Dollar	Long/Short	2.3
South Korean Won/US Dollar	Short/Long	2.1
Swiss Franc/US Dollar	Short/Long	1.9
Brazilian Real/US Dollar	Short/Long	1.6
Equities		% of VaR
FTSE Taiwan Index	Long	1.7
Nikkei	Long	1.7
NASDAQ 100 Index	Long	1.6
S&P 500 Index	Long	1.6
Tokyo Stock Exchange Index	Long	1.5
Fixed Income		% of VaR
SOFR 3Mth Index	Short	2.8
Euribor	Short	2.7
SONIA 3Mth Index	Short	2.4
US Treasuries	Short	2.2
Australian Bonds	Short	1.3

Asset Class Exposure % of VaR*

Value	Value
Currencies	29.0
Commodities	27.6
Fixed Income	21.9
Equities	21.5

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Holdings Summary

Number of Long Holdings	38
Number of Short Holdings	30
Number of Currency Pairs	28

Top 10 Holdings % of VaR*

Japanese Yen/US Dollar	Short/Long	7.0
Natural Gas	Short	6.8
Crude Oil	Long	3.6
SOFR 3Mth Index	Short	2.8
Euribor	Short	2.7
Coffee	Long	2.7
Copper	Long	2.7
Silver	Long	2.5
SONIA 3Mth Index	Short	2.4
South African Rand/US Dollar	Long/Short	2.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

AHL Managed Futures Strategy Fund

Semi-Annual Shareholder Report - June 30, 2024

Class C: AHLCX

AHL MFS_C 0624

American Beacon

AHL Managed Futures Strategy Fund

Investor Class: AHLPX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$95	1.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$3,458,490,902
# of Portfolio Holdings	18
Total Management Fees Paid	$22,784,548

What did the Fund invest in?

Top Active Exposures by Asset class % of VaR*

Commodities		% of VaR
Natural Gas	Short	6.8
Crude Oil	Long	3.6
Coffee	Long	2.7
Copper	Long	2.7
Silver	Long	2.5
Currencies		% of VaR
Japanese Yen/US Dollar	Short/Long	7.0
South African Rand/US Dollar	Long/Short	2.3
South Korean Won/US Dollar	Short/Long	2.1
Swiss Franc/US Dollar	Short/Long	1.9
Brazilian Real/US Dollar	Short/Long	1.6
Equities		% of VaR
FTSE Taiwan Index	Long	1.7
Nikkei	Long	1.7
NASDAQ 100 Index	Long	1.6
S&P 500 Index	Long	1.6
Tokyo Stock Exchange Index	Long	1.5
Fixed Income		% of VaR
SOFR 3Mth Index	Short	2.8
Euribor	Short	2.7
SONIA 3Mth Index	Short	2.4
US Treasuries	Short	2.2
Australian Bonds	Short	1.3

Asset Class Exposure % of VaR*

Value	Value
Currencies	29.0
Commodities	27.6
Fixed Income	21.9
Equities	21.5

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Holdings Summary

Number of Long Holdings	38
Number of Short Holdings	30
Number of Currency Pairs	28

Top 10 Holdings % of VaR*

Japanese Yen/US Dollar	Short/Long	7.0
Natural Gas	Short	6.8
Crude Oil	Long	3.6
SOFR 3Mth Index	Short	2.8
Euribor	Short	2.7
Coffee	Long	2.7
Copper	Long	2.7
Silver	Long	2.5
SONIA 3Mth Index	Short	2.4
South African Rand/US Dollar	Long/Short	2.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

AHL Managed Futures Strategy Fund

Semi-Annual Shareholder Report - June 30, 2024

Investor Class: AHLPX

AHL MFS_Investor 0624

American Beacon

AHL Managed Futures Strategy Fund

Class R5: AHLIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$77	1.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$3,458,490,902
# of Portfolio Holdings	18
Total Management Fees Paid	$22,784,548

What did the Fund invest in?

Top Active Exposures by Asset class % of VaR*

Commodities		% of VaR
Natural Gas	Short	6.8
Crude Oil	Long	3.6
Coffee	Long	2.7
Copper	Long	2.7
Silver	Long	2.5
Currencies		% of VaR
Japanese Yen/US Dollar	Short/Long	7.0
South African Rand/US Dollar	Long/Short	2.3
South Korean Won/US Dollar	Short/Long	2.1
Swiss Franc/US Dollar	Short/Long	1.9
Brazilian Real/US Dollar	Short/Long	1.6
Equities		% of VaR
FTSE Taiwan Index	Long	1.7
Nikkei	Long	1.7
NASDAQ 100 Index	Long	1.6
S&P 500 Index	Long	1.6
Tokyo Stock Exchange Index	Long	1.5
Fixed Income		% of VaR
SOFR 3Mth Index	Short	2.8
Euribor	Short	2.7
SONIA 3Mth Index	Short	2.4
US Treasuries	Short	2.2
Australian Bonds	Short	1.3

Asset Class Exposure % of VaR*

Value	Value
Currencies	29.0
Commodities	27.6
Fixed Income	21.9
Equities	21.5

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Holdings Summary

Number of Long Holdings	38
Number of Short Holdings	30
Number of Currency Pairs	28

Top 10 Holdings % of VaR*

Japanese Yen/US Dollar	Short/Long	7.0
Natural Gas	Short	6.8
Crude Oil	Long	3.6
SOFR 3Mth Index	Short	2.8
Euribor	Short	2.7
Coffee	Long	2.7
Copper	Long	2.7
Silver	Long	2.5
SONIA 3Mth Index	Short	2.4
South African Rand/US Dollar	Long/Short	2.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

AHL Managed Futures Strategy Fund

Semi-Annual Shareholder Report - June 30, 2024

Class R5: AHLIX

AHL MFS_R5 0624

American Beacon

AHL Managed Futures Strategy Fund

Class Y: AHLYX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$82	1.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$3,458,490,902
# of Portfolio Holdings	18
Total Management Fees Paid	$22,784,548

What did the Fund invest in?

Top Active Exposures by Asset class % of VaR*

Commodities		% of VaR
Natural Gas	Short	6.8
Crude Oil	Long	3.6
Coffee	Long	2.7
Copper	Long	2.7
Silver	Long	2.5
Currencies		% of VaR
Japanese Yen/US Dollar	Short/Long	7.0
South African Rand/US Dollar	Long/Short	2.3
South Korean Won/US Dollar	Short/Long	2.1
Swiss Franc/US Dollar	Short/Long	1.9
Brazilian Real/US Dollar	Short/Long	1.6
Equities		% of VaR
FTSE Taiwan Index	Long	1.7
Nikkei	Long	1.7
NASDAQ 100 Index	Long	1.6
S&P 500 Index	Long	1.6
Tokyo Stock Exchange Index	Long	1.5
Fixed Income		% of VaR
SOFR 3Mth Index	Short	2.8
Euribor	Short	2.7
SONIA 3Mth Index	Short	2.4
US Treasuries	Short	2.2
Australian Bonds	Short	1.3

Asset Class Exposure % of VaR*

Value	Value
Currencies	29.0
Commodities	27.6
Fixed Income	21.9
Equities	21.5

*Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Holdings Summary

Number of Long Holdings	38
Number of Short Holdings	30
Number of Currency Pairs	28

Top 10 Holdings % of VaR*

Japanese Yen/US Dollar	Short/Long	7.0
Natural Gas	Short	6.8
Crude Oil	Long	3.6
SOFR 3Mth Index	Short	2.8
Euribor	Short	2.7
Coffee	Long	2.7
Copper	Long	2.7
Silver	Long	2.5
SONIA 3Mth Index	Short	2.4
South African Rand/US Dollar	Long/Short	2.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

AHL Managed Futures Strategy Fund

Semi-Annual Shareholder Report - June 30, 2024

Class Y: AHLYX

AHL MFS_Y 0624

American Beacon

Man Large Cap Growth Fund

Class A: BLYAX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$206,304,141
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Management Fees Paid	$662,011

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

NVIDIA Corp.	6.4
Alphabet, Inc.	6.2
Microsoft Corp.	5.3
Amazon.com, Inc.	5.3
Apple, Inc.	4.7
Mastercard, Inc.	3.5
Meta Platforms, Inc.	3.5
KLA Corp.	3.4
Uber Technologies, Inc.	3.2
Broadcom, Inc.	3.0

Asset Allocation - % Investments

Value	Value
Common Stocks	99.6
Foreign Common Stocks	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Materials	0.4
Consumer Staples	3.0
Energy	3.1
Industrials	6.2
Financials	7.6
Consumer Discretionary	9.3
Communication Services	11.9
Health Care	13.5
Information Technology	45.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Man Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class A: BLYAX

Man LCG_A 0624

American Beacon

Man Large Cap Growth Fund

Class C: BLYCX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$206,304,141
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Management Fees Paid	$662,011

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

NVIDIA Corp.	6.4
Alphabet, Inc.	6.2
Microsoft Corp.	5.3
Amazon.com, Inc.	5.3
Apple, Inc.	4.7
Mastercard, Inc.	3.5
Meta Platforms, Inc.	3.5
KLA Corp.	3.4
Uber Technologies, Inc.	3.2
Broadcom, Inc.	3.0

Asset Allocation - % Investments

Value	Value
Common Stocks	99.6
Foreign Common Stocks	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Materials	0.4
Consumer Staples	3.0
Energy	3.1
Industrials	6.2
Financials	7.6
Consumer Discretionary	9.3
Communication Services	11.9
Health Care	13.5
Information Technology	45.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Man Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class C: BLYCX

Man LCG_C 0624

American Beacon

Man Large Cap Growth Fund

Investor Class: BLYPX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$61	1.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$206,304,141
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Management Fees Paid	$662,011

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

NVIDIA Corp.	6.4
Alphabet, Inc.	6.2
Microsoft Corp.	5.3
Amazon.com, Inc.	5.3
Apple, Inc.	4.7
Mastercard, Inc.	3.5
Meta Platforms, Inc.	3.5
KLA Corp.	3.4
Uber Technologies, Inc.	3.2
Broadcom, Inc.	3.0

Asset Allocation - % Investments

Value	Value
Common Stocks	99.6
Foreign Common Stocks	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Materials	0.4
Consumer Staples	3.0
Energy	3.1
Industrials	6.2
Financials	7.6
Consumer Discretionary	9.3
Communication Services	11.9
Health Care	13.5
Information Technology	45.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Man Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Investor Class: BLYPX

Man LCG_Investor 0624

American Beacon

Man Large Cap Growth Fund

Class R5: BRLGX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$44	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$206,304,141
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Management Fees Paid	$662,011

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

NVIDIA Corp.	6.4
Alphabet, Inc.	6.2
Microsoft Corp.	5.3
Amazon.com, Inc.	5.3
Apple, Inc.	4.7
Mastercard, Inc.	3.5
Meta Platforms, Inc.	3.5
KLA Corp.	3.4
Uber Technologies, Inc.	3.2
Broadcom, Inc.	3.0

Asset Allocation - % Investments

Value	Value
Common Stocks	99.6
Foreign Common Stocks	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Materials	0.4
Consumer Staples	3.0
Energy	3.1
Industrials	6.2
Financials	7.6
Consumer Discretionary	9.3
Communication Services	11.9
Health Care	13.5
Information Technology	45.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Man Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class R5: BRLGX

Man LCG_R5 0624

American Beacon

Man Large Cap Growth Fund

Class R6: BLYRX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$42	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$206,304,141
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Management Fees Paid	$662,011

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

NVIDIA Corp.	6.4
Alphabet, Inc.	6.2
Microsoft Corp.	5.3
Amazon.com, Inc.	5.3
Apple, Inc.	4.7
Mastercard, Inc.	3.5
Meta Platforms, Inc.	3.5
KLA Corp.	3.4
Uber Technologies, Inc.	3.2
Broadcom, Inc.	3.0

Asset Allocation - % Investments

Value	Value
Common Stocks	99.6
Foreign Common Stocks	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Materials	0.4
Consumer Staples	3.0
Energy	3.1
Industrials	6.2
Financials	7.6
Consumer Discretionary	9.3
Communication Services	11.9
Health Care	13.5
Information Technology	45.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Man Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class R6: BLYRX

Man LCG_R6 0624

American Beacon

Man Large Cap Growth Fund

Class Y: BLYYX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$45	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$206,304,141
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Management Fees Paid	$662,011

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

NVIDIA Corp.	6.4
Alphabet, Inc.	6.2
Microsoft Corp.	5.3
Amazon.com, Inc.	5.3
Apple, Inc.	4.7
Mastercard, Inc.	3.5
Meta Platforms, Inc.	3.5
KLA Corp.	3.4
Uber Technologies, Inc.	3.2
Broadcom, Inc.	3.0

Asset Allocation - % Investments

Value	Value
Common Stocks	99.6
Foreign Common Stocks	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Materials	0.4
Consumer Staples	3.0
Energy	3.1
Industrials	6.2
Financials	7.6
Consumer Discretionary	9.3
Communication Services	11.9
Health Care	13.5
Information Technology	45.0

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Man Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class Y: BLYYX

Man LCG_Y 0624

American Beacon

Man Large Cap Value Fund

Class A: BWLAX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$269,441,648
# of Portfolio Holdings	92
Portfolio Turnover Rate	44%
Total Management Fees Paid	$975,379

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Berkshire Hathaway, Inc.	3.6
Walmart, Inc.	3.1
Coca-Cola Co.	2.7
JPMorgan Chase & Co.	2.6
Synchrony Financial	2.5
RTX Corp.	2.4
Automatic Data Processing, Inc.	2.2
Marathon Petroleum Corp.	2.1
Ally Financial, Inc.	2.1
Applied Materials, Inc.	2.0

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Foreign Common Stocks	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Utilities	0.6
Communication Services	1.7
Materials	4.7
Consumer Discretionary	4.8
Consumer Staples	6.3
Energy	9.1
Information Technology	13.3
Industrials	14.9
Health Care	18.9
Financials	25.7

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Man Large Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2024

Class A: BWLAX

Man LCV_A 0624

American Beacon

Man Large Cap Value Fund

Class C: BWLCX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	1.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$269,441,648
# of Portfolio Holdings	92
Portfolio Turnover Rate	44%
Total Management Fees Paid	$975,379

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Berkshire Hathaway, Inc.	3.6
Walmart, Inc.	3.1
Coca-Cola Co.	2.7
JPMorgan Chase & Co.	2.6
Synchrony Financial	2.5
RTX Corp.	2.4
Automatic Data Processing, Inc.	2.2
Marathon Petroleum Corp.	2.1
Ally Financial, Inc.	2.1
Applied Materials, Inc.	2.0

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Foreign Common Stocks	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Utilities	0.6
Communication Services	1.7
Materials	4.7
Consumer Discretionary	4.8
Consumer Staples	6.3
Energy	9.1
Information Technology	13.3
Industrials	14.9
Health Care	18.9
Financials	25.7

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Man Large Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2024

Class C: BWLCX

Man LCV_C 0624

American Beacon

Man Large Cap Value Fund

Investor Class: BWLIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$61	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$269,441,648
# of Portfolio Holdings	92
Portfolio Turnover Rate	44%
Total Management Fees Paid	$975,379

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Berkshire Hathaway, Inc.	3.6
Walmart, Inc.	3.1
Coca-Cola Co.	2.7
JPMorgan Chase & Co.	2.6
Synchrony Financial	2.5
RTX Corp.	2.4
Automatic Data Processing, Inc.	2.2
Marathon Petroleum Corp.	2.1
Ally Financial, Inc.	2.1
Applied Materials, Inc.	2.0

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Foreign Common Stocks	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Utilities	0.6
Communication Services	1.7
Materials	4.7
Consumer Discretionary	4.8
Consumer Staples	6.3
Energy	9.1
Information Technology	13.3
Industrials	14.9
Health Care	18.9
Financials	25.7

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Man Large Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2024

Investor Class: BWLIX

Man LCV_Investor 0624

American Beacon

Man Large Cap Value Fund

Class R5: BRLVX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$44	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$269,441,648
# of Portfolio Holdings	92
Portfolio Turnover Rate	44%
Total Management Fees Paid	$975,379

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Berkshire Hathaway, Inc.	3.6
Walmart, Inc.	3.1
Coca-Cola Co.	2.7
JPMorgan Chase & Co.	2.6
Synchrony Financial	2.5
RTX Corp.	2.4
Automatic Data Processing, Inc.	2.2
Marathon Petroleum Corp.	2.1
Ally Financial, Inc.	2.1
Applied Materials, Inc.	2.0

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Foreign Common Stocks	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Utilities	0.6
Communication Services	1.7
Materials	4.7
Consumer Discretionary	4.8
Consumer Staples	6.3
Energy	9.1
Information Technology	13.3
Industrials	14.9
Health Care	18.9
Financials	25.7

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Man Large Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2024

Class R5: BRLVX

Man LCV_R5 0624

American Beacon

Man Large Cap Value Fund

Class R6: BWLRX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$43	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$269,441,648
# of Portfolio Holdings	92
Portfolio Turnover Rate	44%
Total Management Fees Paid	$975,379

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Berkshire Hathaway, Inc.	3.6
Walmart, Inc.	3.1
Coca-Cola Co.	2.7
JPMorgan Chase & Co.	2.6
Synchrony Financial	2.5
RTX Corp.	2.4
Automatic Data Processing, Inc.	2.2
Marathon Petroleum Corp.	2.1
Ally Financial, Inc.	2.1
Applied Materials, Inc.	2.0

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Foreign Common Stocks	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Utilities	0.6
Communication Services	1.7
Materials	4.7
Consumer Discretionary	4.8
Consumer Staples	6.3
Energy	9.1
Information Technology	13.3
Industrials	14.9
Health Care	18.9
Financials	25.7

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Man Large Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2024

Class R6: BWLRX

Man LCV_R6 0624

American Beacon

Man Large Cap Value Fund

Class Y: BWLYX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$48	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$269,441,648
# of Portfolio Holdings	92
Portfolio Turnover Rate	44%
Total Management Fees Paid	$975,379

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Berkshire Hathaway, Inc.	3.6
Walmart, Inc.	3.1
Coca-Cola Co.	2.7
JPMorgan Chase & Co.	2.6
Synchrony Financial	2.5
RTX Corp.	2.4
Automatic Data Processing, Inc.	2.2
Marathon Petroleum Corp.	2.1
Ally Financial, Inc.	2.1
Applied Materials, Inc.	2.0

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Foreign Common Stocks	0.8

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Utilities	0.6
Communication Services	1.7
Materials	4.7
Consumer Discretionary	4.8
Consumer Staples	6.3
Energy	9.1
Information Technology	13.3
Industrials	14.9
Health Care	18.9
Financials	25.7

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Man Large Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2024

Class Y: BWLYX

Man LCV_Y 0624

American Beacon

Stephens Mid-Cap Growth Fund

Class A: SMFAX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$751,757,378
# of Portfolio Holdings	95
Portfolio Turnover Rate	9%
Total Management Fees Paid	$2,885,515

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

ICON PLC	2.4
Cadence Design Systems, Inc.	2.1
Tradeweb Markets, Inc.	2.0
Manhattan Associates, Inc.	2.0
Copart, Inc.	1.9
Spotify Technology SA	1.9
Crowdstrike Holdings, Inc.	1.8
Guidewire Software, Inc.	1.8
Verisk Analytics, Inc.	1.7
Burlington Stores, Inc.	1.7

Asset Allocation - % Investments

Value	Value
Common Stocks	97.9
Foreign Common Stocks	2.1

Sector Allocation - % Equities

Value	Value
Real Estate	0.7
Consumer Staples	3.1
Energy	5.9
Financials	7.4
Communication Services	8.1
Consumer Discretionary	10.8
Industrials	16.0
Health Care	16.6
Information Technology	31.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Stephens Mid-Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class A: SMFAX

Stephens MCG_A 0624

American Beacon

Stephens Mid-Cap Growth Fund

Class C: SMFCX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$751,757,378
# of Portfolio Holdings	95
Portfolio Turnover Rate	9%
Total Management Fees Paid	$2,885,515

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

ICON PLC	2.4
Cadence Design Systems, Inc.	2.1
Tradeweb Markets, Inc.	2.0
Manhattan Associates, Inc.	2.0
Copart, Inc.	1.9
Spotify Technology SA	1.9
Crowdstrike Holdings, Inc.	1.8
Guidewire Software, Inc.	1.8
Verisk Analytics, Inc.	1.7
Burlington Stores, Inc.	1.7

Asset Allocation - % Investments

Value	Value
Common Stocks	97.9
Foreign Common Stocks	2.1

Sector Allocation - % Equities

Value	Value
Real Estate	0.7
Consumer Staples	3.1
Energy	5.9
Financials	7.4
Communication Services	8.1
Consumer Discretionary	10.8
Industrials	16.0
Health Care	16.6
Information Technology	31.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Stephens Mid-Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class C: SMFCX

Stephens MCG_C 0624

American Beacon

Stephens Mid-Cap Growth Fund

Investor Class: STMGX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$59	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$751,757,378
# of Portfolio Holdings	95
Portfolio Turnover Rate	9%
Total Management Fees Paid	$2,885,515

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

ICON PLC	2.4
Cadence Design Systems, Inc.	2.1
Tradeweb Markets, Inc.	2.0
Manhattan Associates, Inc.	2.0
Copart, Inc.	1.9
Spotify Technology SA	1.9
Crowdstrike Holdings, Inc.	1.8
Guidewire Software, Inc.	1.8
Verisk Analytics, Inc.	1.7
Burlington Stores, Inc.	1.7

Asset Allocation - % Investments

Value	Value
Common Stocks	97.9
Foreign Common Stocks	2.1

Sector Allocation - % Equities

Value	Value
Real Estate	0.7
Consumer Staples	3.1
Energy	5.9
Financials	7.4
Communication Services	8.1
Consumer Discretionary	10.8
Industrials	16.0
Health Care	16.6
Information Technology	31.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Stephens Mid-Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Investor Class: STMGX

Steph MCG_Investor 0624

American Beacon

Stephens Mid-Cap Growth Fund

Class R5: SFMIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$751,757,378
# of Portfolio Holdings	95
Portfolio Turnover Rate	9%
Total Management Fees Paid	$2,885,515

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

ICON PLC	2.4
Cadence Design Systems, Inc.	2.1
Tradeweb Markets, Inc.	2.0
Manhattan Associates, Inc.	2.0
Copart, Inc.	1.9
Spotify Technology SA	1.9
Crowdstrike Holdings, Inc.	1.8
Guidewire Software, Inc.	1.8
Verisk Analytics, Inc.	1.7
Burlington Stores, Inc.	1.7

Asset Allocation - % Investments

Value	Value
Common Stocks	97.9
Foreign Common Stocks	2.1

Sector Allocation - % Equities

Value	Value
Real Estate	0.7
Consumer Staples	3.1
Energy	5.9
Financials	7.4
Communication Services	8.1
Consumer Discretionary	10.8
Industrials	16.0
Health Care	16.6
Information Technology	31.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Stephens Mid-Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class R5: SFMIX

Stephens MCG_R5 0624

American Beacon

Stephens Mid-Cap Growth Fund

Class R6: SFMRX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$751,757,378
# of Portfolio Holdings	95
Portfolio Turnover Rate	9%
Total Management Fees Paid	$2,885,515

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

ICON PLC	2.4
Cadence Design Systems, Inc.	2.1
Tradeweb Markets, Inc.	2.0
Manhattan Associates, Inc.	2.0
Copart, Inc.	1.9
Spotify Technology SA	1.9
Crowdstrike Holdings, Inc.	1.8
Guidewire Software, Inc.	1.8
Verisk Analytics, Inc.	1.7
Burlington Stores, Inc.	1.7

Asset Allocation - % Investments

Value	Value
Common Stocks	97.9
Foreign Common Stocks	2.1

Sector Allocation - % Equities

Value	Value
Real Estate	0.7
Consumer Staples	3.1
Energy	5.9
Financials	7.4
Communication Services	8.1
Consumer Discretionary	10.8
Industrials	16.0
Health Care	16.6
Information Technology	31.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Stephens Mid-Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class R6: SFMRX

Stephens MCG_R6 0624

American Beacon

Stephens Mid-Cap Growth Fund

Class Y: SMFYX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$48	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$751,757,378
# of Portfolio Holdings	95
Portfolio Turnover Rate	9%
Total Management Fees Paid	$2,885,515

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

ICON PLC	2.4
Cadence Design Systems, Inc.	2.1
Tradeweb Markets, Inc.	2.0
Manhattan Associates, Inc.	2.0
Copart, Inc.	1.9
Spotify Technology SA	1.9
Crowdstrike Holdings, Inc.	1.8
Guidewire Software, Inc.	1.8
Verisk Analytics, Inc.	1.7
Burlington Stores, Inc.	1.7

Asset Allocation - % Investments

Value	Value
Common Stocks	97.9
Foreign Common Stocks	2.1

Sector Allocation - % Equities

Value	Value
Real Estate	0.7
Consumer Staples	3.1
Energy	5.9
Financials	7.4
Communication Services	8.1
Consumer Discretionary	10.8
Industrials	16.0
Health Care	16.6
Information Technology	31.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Stephens Mid-Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class Y: SMFYX

Stephens MCG_Y 0624

American Beacon

Stephens Small Cap Growth Fund

Class A: SPWAX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$309,502,566
# of Portfolio Holdings	97
Portfolio Turnover Rate	10%
Total Management Fees Paid	$1,521,578

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

CyberArk Software Ltd.	2.2
Viper Energy, Inc.	2.0
Manhattan Associates, Inc.	2.0
Onto Innovation, Inc.	2.0
FirstCash Holdings, Inc.	1.9
BellRing Brands, Inc.	1.9
HealthEquity, Inc.	1.8
SPS Commerce, Inc.	1.8
Axon Enterprise, Inc.	1.7
Leonardo DRS, Inc.	1.7

Asset Allocation - % Investments

Value	Value
Common Stocks	96.7
Foreign Common Stocks	3.3

Sector Allocation - % Equities

Value	Value
Materials	1.1
Consumer Staples	3.7
Energy	6.8
Consumer Discretionary	7.5
Financials	12.0
Health Care	18.8
Industrials	23.3
Information Technology	26.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Stephens Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class A: SPWAX

Stephens SCG_A 0624

American Beacon

Stephens Small Cap Growth Fund

Class C: SPWCX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	2.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$309,502,566
# of Portfolio Holdings	97
Portfolio Turnover Rate	10%
Total Management Fees Paid	$1,521,578

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

CyberArk Software Ltd.	2.2
Viper Energy, Inc.	2.0
Manhattan Associates, Inc.	2.0
Onto Innovation, Inc.	2.0
FirstCash Holdings, Inc.	1.9
BellRing Brands, Inc.	1.9
HealthEquity, Inc.	1.8
SPS Commerce, Inc.	1.8
Axon Enterprise, Inc.	1.7
Leonardo DRS, Inc.	1.7

Asset Allocation - % Investments

Value	Value
Common Stocks	96.7
Foreign Common Stocks	3.3

Sector Allocation - % Equities

Value	Value
Materials	1.1
Consumer Staples	3.7
Energy	6.8
Consumer Discretionary	7.5
Financials	12.0
Health Care	18.8
Industrials	23.3
Information Technology	26.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Stephens Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class C: SPWCX

Stephens SCG_C 0624

American Beacon

Stephens Small Cap Growth Fund

Investor Class: STSGX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$65	1.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$309,502,566
# of Portfolio Holdings	97
Portfolio Turnover Rate	10%
Total Management Fees Paid	$1,521,578

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

CyberArk Software Ltd.	2.2
Viper Energy, Inc.	2.0
Manhattan Associates, Inc.	2.0
Onto Innovation, Inc.	2.0
FirstCash Holdings, Inc.	1.9
BellRing Brands, Inc.	1.9
HealthEquity, Inc.	1.8
SPS Commerce, Inc.	1.8
Axon Enterprise, Inc.	1.7
Leonardo DRS, Inc.	1.7

Asset Allocation - % Investments

Value	Value
Common Stocks	96.7
Foreign Common Stocks	3.3

Sector Allocation - % Equities

Value	Value
Materials	1.1
Consumer Staples	3.7
Energy	6.8
Consumer Discretionary	7.5
Financials	12.0
Health Care	18.8
Industrials	23.3
Information Technology	26.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Stephens Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Investor Class: STSGX

Steph SCG_Investor 0624

American Beacon

Stephens Small Cap Growth Fund

Class R5: STSIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$51	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$309,502,566
# of Portfolio Holdings	97
Portfolio Turnover Rate	10%
Total Management Fees Paid	$1,521,578

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

CyberArk Software Ltd.	2.2
Viper Energy, Inc.	2.0
Manhattan Associates, Inc.	2.0
Onto Innovation, Inc.	2.0
FirstCash Holdings, Inc.	1.9
BellRing Brands, Inc.	1.9
HealthEquity, Inc.	1.8
SPS Commerce, Inc.	1.8
Axon Enterprise, Inc.	1.7
Leonardo DRS, Inc.	1.7

Asset Allocation - % Investments

Value	Value
Common Stocks	96.7
Foreign Common Stocks	3.3

Sector Allocation - % Equities

Value	Value
Materials	1.1
Consumer Staples	3.7
Energy	6.8
Consumer Discretionary	7.5
Financials	12.0
Health Care	18.8
Industrials	23.3
Information Technology	26.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Stephens Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class R5: STSIX

Stephens SCG_R5 0624

American Beacon

Stephens Small Cap Growth Fund

Class R6: STSRX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$309,502,566
# of Portfolio Holdings	97
Portfolio Turnover Rate	10%
Total Management Fees Paid	$1,521,578

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

CyberArk Software Ltd.	2.2
Viper Energy, Inc.	2.0
Manhattan Associates, Inc.	2.0
Onto Innovation, Inc.	2.0
FirstCash Holdings, Inc.	1.9
BellRing Brands, Inc.	1.9
HealthEquity, Inc.	1.8
SPS Commerce, Inc.	1.8
Axon Enterprise, Inc.	1.7
Leonardo DRS, Inc.	1.7

Asset Allocation - % Investments

Value	Value
Common Stocks	96.7
Foreign Common Stocks	3.3

Sector Allocation - % Equities

Value	Value
Materials	1.1
Consumer Staples	3.7
Energy	6.8
Consumer Discretionary	7.5
Financials	12.0
Health Care	18.8
Industrials	23.3
Information Technology	26.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Stephens Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class R6: STSRX

Stephens SCG_R6 0624

American Beacon

Stephens Small Cap Growth Fund

Class Y: SPWYX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$54	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$309,502,566
# of Portfolio Holdings	97
Portfolio Turnover Rate	10%
Total Management Fees Paid	$1,521,578

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

CyberArk Software Ltd.	2.2
Viper Energy, Inc.	2.0
Manhattan Associates, Inc.	2.0
Onto Innovation, Inc.	2.0
FirstCash Holdings, Inc.	1.9
BellRing Brands, Inc.	1.9
HealthEquity, Inc.	1.8
SPS Commerce, Inc.	1.8
Axon Enterprise, Inc.	1.7
Leonardo DRS, Inc.	1.7

Asset Allocation - % Investments

Value	Value
Common Stocks	96.7
Foreign Common Stocks	3.3

Sector Allocation - % Equities

Value	Value
Materials	1.1
Consumer Staples	3.7
Energy	6.8
Consumer Discretionary	7.5
Financials	12.0
Health Care	18.8
Industrials	23.3
Information Technology	26.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Stephens Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2024

Class Y: SPWYX

Stephens SCG_Y 0624

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principal Account Fees and Services

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Funds

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Beacon®
FUNDS

2024

SEMI-ANNUAL FINANCIAL STATEMENTS

June 30, 2024

AHL MANAGED FUTURES STRATEGY FUND

AHL MULTI-ALTERNATIVES FUND

AHL TARGETRISK FUND

AHL 0624

American Beacon Funds

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	June 30, 2024

Additional Information	Back Cover

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

	Principal Amount	Fair Value

SHORT-TERM INVESTMENTS - 83.91%

U.S. Treasury Obligations - 83.91%
U.S. Treasury Bills,
5.221%, Due 7/5/2024A	$200,000,000	$199,883,556
5.364%, Due 7/9/2024	200,000,000	199,768,444
5.328%, Due 7/11/2024A	50,000,000	49,927,291
5.272%, Due 7/18/2024A	250,000,000	249,379,027
5.283%, Due 7/25/2024A	200,000,000	199,303,334
5.297%, Due 8/8/2024A	250,000,000	248,619,070
5.317%, Due 8/15/2024A	250,000,000	248,368,515
5.353%, Due 8/29/2024	200,000,000	198,276,708
5.325%, Due 9/5/2024A	50,000,000	49,522,188
5.338%, Due 9/12/2024A	50,000,000	49,469,888
5.357%, Due 9/19/2024A	50,000,000	49,420,778
5.368%, Due 9/26/2024A	250,000,000	246,843,230
5.350%, Due 10/3/2024A	250,000,000	246,621,875
5.363%, Due 10/24/2024A	50,000,000	49,171,202
5.357%, Due 11/7/2024A	225,000,000	220,831,688
5.360%, Due 11/14/2024A	175,000,000	171,591,973
5.309%, Due 11/29/2024	100,000,000	97,852,444
5.345%, Due 12/5/2024A	130,000,000	127,088,740

Total Short-Term Investments (Cost $2,902,125,777)		2,901,939,951

TOTAL INVESTMENTS - 83.91% (Cost $2,902,125,777)		2,901,939,951
OTHER ASSETS, NET OF LIABILITIES - 16.09%		556,550,951

TOTAL NET ASSETS - 100.00%		$3,458,490,902

Percentages are stated as a percent of net assets.

A All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Long Futures Contracts Open on June 30, 2024:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
COMEX Copper FuturesA	564	September 2024	$62,434,268	$61,920,150	$(514,118)
COMEX Gold 100 Troy Ounces FuturesA	560	August 2024	133,280,427	131,017,600	(2,262,827)
COMEX Silver FuturesA	609	September 2024	91,043,987	90,010,200	(1,033,787)
Euronext Rapeseed FuturesA	184	July 2024	4,823,925	4,702,222	(121,703)
Euronext Rapeseed FuturesA	109	October 2024	2,826,990	2,836,627	9,637
ICE Brent Crude Oil FuturesA	1,170	July 2024	97,621,801	99,450,000	1,828,199
ICE Cocoa FuturesA	83	September 2024	7,441,728	6,677,125	(764,603)
ICE Cocoa FuturesA	2	December 2024	161,959	132,907	(29,052)
ICE Gas Oil FuturesA	421	July 2024	32,813,012	33,069,550	256,538
ICE Gas Oil FuturesA	139	August 2024	10,965,200	10,897,600	(67,600)
ICE Robusta Coffee Futures 10-TonneA	502	September 2024	20,587,547	20,135,220	(452,327)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	16	October 2024	148,620	123,240	(25,380)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	16	November 2024	148,620	142,320	(6,300)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	16	December 2024	148,620	152,960	4,340
ICE U.S. - Henry Ld1 Fixed Price FuturesA	16	January 2025	148,620	146,480	(2,140)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	16	February 2025	148,620	130,160	(18,460)
LME Copper FuturesA	61	July 2024	14,437,974	14,471,427	33,453
LME Copper FuturesA	86	August 2024	21,535,666	20,524,524	(1,011,142)
LME Copper FuturesA	185	September 2024	45,250,470	44,363,694	(886,776)
LME Lead FuturesA	338	July 2024	18,589,883	18,498,233	(91,650)
LME Lead FuturesA	253	August 2024	14,527,118	13,995,644	(531,474)
LME Nickel FuturesA	5	July 2024	586,786	512,797	(73,989)
LME Nickel FuturesA	48	August 2024	5,901,298	4,950,789	(950,509)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Long Futures Contracts Open on June 30, 2024 (continued):

Commodity Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
LME Primary Aluminum FuturesA	1,475	July 2024	$91,119,367	$91,837,925	$718,558
LME Primary Aluminum FuturesA	137	August 2024	9,007,369	8,593,942	(413,427)
LME Zinc FuturesA	725	July 2024	50,562,641	52,387,594	1,824,953
LME Zinc FuturesA	87	August 2024	6,557,115	6,341,321	(215,794)
LME Zinc FuturesA	36	September 2024	2,665,631	2,641,923	(23,708)
MDE Crude Palm Oil FuturesA	567	September 2024	11,815,565	11,766,677	(48,888)
NYBOT CSC C Coffee FuturesA	742	September 2024	61,996,270	63,107,100	1,110,830
NYBOT CSC Cocoa FuturesA	146	September 2024	13,132,745	11,287,260	(1,845,485)
NYMEX Light Sweet Crude Oil FuturesA	852	July 2024	68,047,204	69,472,080	1,424,876
NYMEX Platinum FuturesA	600	October 2024	29,793,201	30,423,000	629,799
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB FuturesA	502	July 2024	52,932,100	52,741,626	(190,474)

			$983,202,347	$979,461,917	$(3,740,430)

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
NYBOT FINEX U.S. Dollar Index Futures	2,133	September 2024	$222,615,138	$225,127,485	$2,512,347

			$222,615,138	$225,127,485	$2,512,347

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Borsa Italiana FTSE/MIB Index Futures	342	September 2024	$60,780,707	$61,104,000	$323,293
CME E-Mini NASDAQ 100 Index Futures	310	September 2024	123,734,327	123,548,950	(185,377)
CME E-Mini Standard & Poor's 500 Index Futures	635	September 2024	174,832,124	175,307,625	475,501
Eurex DAX Index Futures	143	September 2024	70,022,566	70,458,608	436,042
Eurex EURO STOXX 50 Index Futures	1,317	September 2024	70,191,880	69,478,361	(713,519)
Euronext CAC 40 Index Futures	474	July 2024	38,384,402	38,034,217	(350,185)
HKG Hang Seng China Enterprises Index Futures	215	July 2024	8,795,058	8,624,449	(170,609)
ICE FTSE 100 Index Futures	1,564	September 2024	162,333,680	162,355,472	21,792
ICE U.S. mini MSCI EAFE Index Futures	914	September 2024	106,858,500	107,084,240	225,740
ICE U.S. MSCI Emerging Markets EM Index Futures	2,135	September 2024	115,836,190	116,165,350	329,160
Montreal Exchange S&P/TSX 60 Index Futures	390	September 2024	74,058,754	74,718,760	660,006
OML Stockholm OMXS30 Index Futures	2,977	July 2024	72,489,800	72,409,718	(80,082)
SAFEX FTSE/JSE Top 40 Index Futures	2,008	September 2024	80,876,537	81,387,254	510,717
SFE S&P ASX Share Price Index 200 Futures	768	September 2024	99,210,184	99,546,239	336,055
SGX FTSE Taiwan Index Futures	1,254	July 2024	96,863,559	96,746,100	(117,459)
SGX Nikkei 225 Stock Index Futures	842	September 2024	102,079,911	103,647,275	1,567,364
TSE TOPIX Futures	681	September 2024	117,398,791	118,960,190	1,561,399

			$1,574,746,970	$1,579,576,808	$4,829,838

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
TSE Japanese 10 Year Bond Futures	288	September 2024	$257,731,792	$255,725,527	$(2,006,265)

			$257,731,792	$255,725,527	$(2,006,265)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Short Futures Contracts Open on June 30, 2024:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT Corn FuturesA	3,435	December 2024	$(76,368,822)	$(72,263,813)	$4,105,009
CBOT Soybean FuturesA	2,971	November 2024	(168,919,545)	(163,999,200)	4,920,345
CBOT Soybean Meal FuturesA	832	December 2024	(28,680,430)	(27,913,600)	766,830
CBOT Soybean Oil FuturesA	2,387	December 2024	(63,031,925)	(62,716,038)	315,887
CME Lean Hogs FuturesA	1,117	August 2024	(41,532,934)	(39,988,600)	1,544,334
CME Lean Hogs FuturesA	105	October 2024	(3,142,082)	(3,180,450)	(38,368)
Euronext Milling Wheat FuturesA	820	December 2024	(10,268,166)	(10,164,926)	103,240
ICE U.S. - Henry Ld1 Fixed Price FuturesA	56	March 2025	(449,930)	(422,940)	26,990
ICE U.S. - Henry Ld1 Fixed Price FuturesA	56	April 2025	(449,930)	(426,580)	23,350
ICE U.S. - Henry Ld1 Fixed Price FuturesA	56	May 2025	(449,930)	(449,680)	250
ICE U.S. - Henry Ld1 Fixed Price FuturesA	56	June 2025	(449,930)	(478,520)	(28,590)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	56	July 2025	(449,930)	(483,700)	(33,770)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	56	August 2025	(449,930)	(478,520)	(28,590)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	56	September 2025	(449,930)	(488,040)	(38,110)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	56	December 2025	(534,590)	(629,020)	(94,430)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	56	January 2026	(534,590)	(594,300)	(59,710)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	56	February 2026	(534,590)	(514,920)	19,670
ICE U.S. - Henry Ld1 Fixed Price FuturesA	56	March 2026	(534,590)	(460,600)	73,990
ICE U.S. - Henry Ld1 Fixed Price FuturesA	56	April 2026	(534,590)	(462,420)	72,170
ICE U.S. - Henry Ld1 Fixed Price FuturesA	56	May 2026	(534,590)	(484,820)	49,770
ICE U.S. - Henry Ld1 Fixed Price FuturesA	56	June 2026	(534,590)	(514,500)	20,090
ICE U.S. - Henry Ld1 Fixed Price FuturesA	56	July 2026	(534,590)	(517,160)	17,430
ICE U.S. - Henry Ld1 Fixed Price FuturesA	56	August 2026	(534,590)	(512,260)	22,330
ICE U.S. - Henry Ld1 Fixed Price FuturesA	56	September 2026	(534,590)	(521,640)	12,950
ICE U.S. - Henry Ld1 Fixed Price FuturesA	56	October 2026	(534,590)	(561,120)	(26,530)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	56	November 2026	(534,590)	(621,320)	(86,730)
KCBT Hard Red Winter Wheat FuturesA	1,022	September 2024	(30,202,112)	(29,957,375)	244,737
LME Copper FuturesA	15	July 2024	(3,597,836)	(3,558,548)	39,288
LME Lead FuturesA	338	July 2024	(18,750,787)	(18,498,233)	252,554
LME Lead FuturesA	253	August 2024	(13,739,542)	(13,995,644)	(256,102)
LME Lead FuturesA	63	September 2024	(3,393,215)	(3,510,754)	(117,539)
LME Nickel FuturesA	5	July 2024	(507,824)	(512,797)	(4,973)
LME Nickel FuturesA	48	August 2024	(5,730,934)	(4,950,789)	780,145
LME Nickel FuturesA	139	September 2024	(14,707,422)	(14,405,482)	301,940
LME Primary Aluminum FuturesA	1,295	July 2024	(81,661,591)	(80,630,585)	1,031,006
LME Zinc FuturesA	696	July 2024	(49,541,617)	(50,292,090)	(750,473)
MGE Red Wheat FuturesA	1,094	September 2024	(35,777,307)	(33,531,100)	2,246,207
NYBOT CSC Number 11 World Sugar FuturesA	2,060	September 2024	(43,653,934)	(46,836,160)	(3,182,226)
NYBOT CTN Number 2 Cotton FuturesA	574	December 2024	(20,632,360)	(20,862,030)	(229,670)
NYMEX Henry Hub Natural Gas FuturesA	3,490	July 2024	(96,103,818)	(90,774,900)	5,328,918
NYMEX NY Harbor ULSD FuturesA	58	July 2024	(6,151,119)	(6,170,632)	(19,513)
NYMEX Palladium FuturesA	219	September 2024	(20,430,115)	(21,416,010)	(985,895)
WCE Canola FuturesA	2,375	November 2024	(22,457,477)	(21,773,510)	683,967

			$(868,547,504)	$(851,525,326)	$17,022,178

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Russell 2000 Index Futures	315	September 2024	$(32,196,322)	$(32,523,750)	$(327,428)
HKG Hang Seng Index Futures	98	July 2024	(11,181,867)	(11,062,421)	119,446
SGX FTSE China A50 Futures Contract	3,044	July 2024	(36,324,356)	(36,229,688)	94,668

			$(79,702,545)	$(79,815,859)	$(113,314)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3 Month Euro Euribor Futures	3,457	March 2025	$(897,621,666)	$(896,968,862)	$652,804
3 Month Euro Euribor Futures	4,926	June 2025	(1,278,683,867)	(1,280,298,394)	(1,614,527)
3 Month Euro Euribor Futures	246	September 2025	(64,121,062)	(64,015,984)	105,078
3 Month Euro Euribor Futures	3,075	December 2025	(799,914,465)	(800,940,763)	(1,026,298)
3 Month Euro Euribor Futures	1,652	September 2026	(430,344,956)	(430,802,677)	(457,721)
CBOT 2 Year U.S. Treasury Notes Futures	3,055	September 2024	(622,809,986)	(623,888,281)	(1,078,295)
CBOT 5 Year U.S. Treasury Notes Futures	1,312	September 2024	(139,028,922)	(139,830,500)	(801,578)
CBOT 10 Year U.S. Treasury Notes Futures	816	September 2024	(89,329,670)	(89,747,250)	(417,580)
CBOT U.S. Long Bond Futures	31	September 2024	(3,658,812)	(3,667,688)	(8,876)
CBOT Ultra Long Term U.S. Treasury Bond Futures	129	September 2024	(15,777,794)	(16,169,344)	(391,550)
Eurex 2 Year Euro SCHATZ Futures	2,386	September 2024	(269,073,723)	(270,093,922)	(1,020,199)
Eurex 5 Year Euro BOBL Futures	1,324	September 2024	(164,241,520)	(165,104,750)	(863,230)
Eurex 10 Year Euro BUND Futures	266	September 2024	(37,357,712)	(37,494,961)	(137,249)
Eurex 30 Year Euro BUXL Futures	55	September 2024	(7,729,240)	(7,671,432)	57,808
Eurex Euro-BTP Italian Bond Futures	2,391	September 2024	(269,046,140)	(268,893,076)	153,064
ICE Long Gilt Futures	40	September 2024	(4,949,531)	(4,933,527)	16,004
SFE 3 Year Australian Bond Futures	6,711	September 2024	(473,656,284)	(472,120,242)	1,536,042
SFE 10 Year Australian Bond Futures	622	September 2024	(46,844,551)	(47,123,865)	(279,314)
Three Month SONIA Index Futures	1,882	March 2025	(567,843,642)	(566,656,438)	1,187,204
Three Month SONIA Index Futures	5,027	June 2025	(1,514,254,451)	(1,517,008,553)	(2,754,102)
Three Month SONIA Index Futures	1,503	March 2026	(454,726,222)	(455,914,706)	(1,188,484)
Three-Month SOFR Futures	2,348	March 2025	(558,404,003)	(558,501,150)	(97,147)
Three-Month SOFR Futures	5,208	June 2025	(1,240,047,092)	(1,242,563,700)	(2,516,608)
Three-Month SOFR Futures	3,110	December 2025	(742,922,759)	(745,467,000)	(2,544,241)
Three-Month SOFR Futures	17	March 2026	(4,083,376)	(4,081,275)	2,101
Three-Month SOFR Futures	1,338	December 2026	(320,918,200)	(321,972,975)	(1,054,775)

			$(11,017,389,646)	$(11,031,931,315)	$(14,541,669)

A All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Forward Foreign Currency Contracts Open on June 30, 2024:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MXN	27,330	USD	27,217	7/1/2024	CBK	$113	$-	$113
MXN	27,330	USD	27,182	7/1/2024	CBK	148	-	148
MXN	27,330	USD	27,325	7/1/2024	CBK	5	-	5
MXN	54,660	USD	54,380	7/1/2024	CBK	280	-	280
GBP	63,205	JPY	63,165	7/1/2024	CBK	40	-	40
GBP	126,410	JPY	126,138	7/1/2024	CBK	272	-	272
GBP	126,410	JPY	126,216	7/1/2024	CBK	194	-	194
GBP	126,410	JPY	126,280	7/1/2024	CBK	130	-	130
GBP	189,615	JPY	189,159	7/1/2024	CBK	456	-	456
GBP	252,820	JPY	252,254	7/1/2024	CBK	566	-	566
GBP	252,820	JPY	252,274	7/1/2024	CBK	546	-	546
GBP	252,820	JPY	252,141	7/1/2024	CBK	679	-	679
GBP	252,820	JPY	252,080	7/1/2024	CBK	740	-	740
GBP	252,820	JPY	252,267	7/1/2024	CBK	553	-	553
GBP	758,460	JPY	755,902	7/1/2024	CBK	2,558	-	2,558
JPY	2,655,076	GBP	2,654,609	7/1/2024	CBK	467	-	467
NOK	7,961,038	USD	7,966,523	7/1/2024	CBK	-	(5,485)	(5,485)
SEK	8,124,514	USD	8,101,604	7/1/2024	CBK	22,910	-	22,910
SEK	8,763,872	USD	8,736,335	7/1/2024	CBK	27,537	-	27,537
SGD	46,533,923	USD	46,416,410	7/1/2024	CBK	117,513	-	117,513
USD	1,596,838	NOK	1,592,208	7/1/2024	CBK	4,630	-	4,630
USD	1,361,880	NOK	1,358,059	7/1/2024	CBK	3,821	-	3,821

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,360,927	NOK	1,358,059	7/1/2024	CBK	$2,868	$-	$2,868
USD	1,313,435	NOK	1,311,230	7/1/2024	CBK	2,205	-	2,205
USD	943,092	SEK	943,485	7/1/2024	CBK	-	(393)	(393)
USD	893,094	NOK	889,763	7/1/2024	CBK	3,331	-	3,331
USD	757,322	SEK	754,788	7/1/2024	CBK	2,534	-	2,534
USD	709,680	SEK	707,614	7/1/2024	CBK	2,066	-	2,066
USD	707,607	SEK	707,614	7/1/2024	CBK	-	(7)	(7)
USD	660,328	SEK	660,440	7/1/2024	CBK	-	(112)	(112)
USD	563,365	NOK	561,956	7/1/2024	CBK	1,409	-	1,409
USD	518,965	SEK	518,917	7/1/2024	CBK	48	-	48
USD	516,891	NOK	515,126	7/1/2024	CBK	1,765	-	1,765
USD	471,778	SEK	471,743	7/1/2024	CBK	35	-	35
USD	424,592	SEK	424,568	7/1/2024	CBK	24	-	24
USD	378,272	SEK	377,394	7/1/2024	CBK	878	-	878
USD	377,452	SEK	377,394	7/1/2024	CBK	58	-	58
USD	375,960	NOK	374,637	7/1/2024	CBK	1,323	-	1,323
USD	331,791	SEK	330,220	7/1/2024	CBK	1,571	-	1,571
USD	331,268	SEK	330,220	7/1/2024	CBK	1,048	-	1,048
USD	330,318	SEK	330,220	7/1/2024	CBK	98	-	98
USD	294,746	SGD	294,985	7/1/2024	CBK	-	(239)	(239)
USD	294,726	SGD	294,985	7/1/2024	CBK	-	(259)	(259)
USD	294,720	SGD	294,985	7/1/2024	CBK	-	(265)	(265)
USD	294,676	SGD	294,985	7/1/2024	CBK	-	(309)	(309)
USD	294,878	SGD	294,985	7/1/2024	CBK	-	(107)	(107)
USD	294,868	SGD	294,985	7/1/2024	CBK	-	(117)	(117)
USD	294,846	SGD	294,985	7/1/2024	CBK	-	(139)	(139)
USD	294,637	SGD	294,985	7/1/2024	CBK	-	(348)	(348)
USD	294,733	SGD	294,985	7/1/2024	CBK	-	(252)	(252)
USD	294,739	SGD	294,985	7/1/2024	CBK	-	(246)	(246)
USD	294,774	SGD	294,985	7/1/2024	CBK	-	(211)	(211)
USD	294,676	SGD	294,985	7/1/2024	CBK	-	(309)	(309)
USD	294,764	SGD	294,985	7/1/2024	CBK	-	(221)	(221)
USD	294,815	SGD	294,985	7/1/2024	CBK	-	(170)	(170)
USD	294,865	SGD	294,985	7/1/2024	CBK	-	(120)	(120)
USD	294,828	SGD	294,985	7/1/2024	CBK	-	(157)	(157)
USD	294,659	SGD	294,985	7/1/2024	CBK	-	(326)	(326)
USD	294,659	SGD	294,985	7/1/2024	CBK	-	(326)	(326)
USD	294,293	SGD	294,985	7/1/2024	CBK	-	(692)	(692)
USD	294,451	SGD	294,985	7/1/2024	CBK	-	(534)	(534)
USD	294,462	SGD	294,985	7/1/2024	CBK	-	(523)	(523)
USD	294,559	SGD	294,985	7/1/2024	CBK	-	(426)	(426)
USD	294,857	SGD	294,985	7/1/2024	CBK	-	(128)	(128)
USD	294,872	SGD	294,985	7/1/2024	CBK	-	(113)	(113)
USD	294,891	SGD	294,985	7/1/2024	CBK	-	(94)	(94)
USD	294,807	SGD	294,985	7/1/2024	CBK	-	(178)	(178)
USD	294,863	SGD	294,985	7/1/2024	CBK	-	(122)	(122)
USD	283,763	SEK	283,046	7/1/2024	CBK	717	-	717
USD	283,239	SEK	283,046	7/1/2024	CBK	193	-	193
USD	284,124	SEK	283,046	7/1/2024	CBK	1,078	-	1,078
USD	235,855	SEK	235,871	7/1/2024	CBK	-	(16)	(16)
USD	236,335	SEK	235,871	7/1/2024	CBK	464	-	464
USD	236,172	SEK	235,871	7/1/2024	CBK	301	-	301
USD	236,145	SEK	235,871	7/1/2024	CBK	274	-	274
USD	236,103	SEK	235,871	7/1/2024	CBK	232	-	232
USD	236,199	SEK	235,871	7/1/2024	CBK	328	-	328
USD	236,026	SEK	235,871	7/1/2024	CBK	155	-	155
USD	236,181	SEK	235,871	7/1/2024	CBK	310	-	310
USD	221,164	SGD	221,239	7/1/2024	CBK	-	(75)	(75)
USD	221,128	SGD	221,239	7/1/2024	CBK	-	(111)	(111)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	221,055	SGD	221,239	7/1/2024	CBK	$-	$(184)	$(184)
USD	220,985	SGD	221,239	7/1/2024	CBK	-	(254)	(254)
USD	221,037	SGD	221,239	7/1/2024	CBK	-	(202)	(202)
USD	221,044	SGD	221,239	7/1/2024	CBK	-	(195)	(195)
USD	221,019	SGD	221,239	7/1/2024	CBK	-	(220)	(220)
USD	221,032	SGD	221,239	7/1/2024	CBK	-	(207)	(207)
USD	221,030	SGD	221,239	7/1/2024	CBK	-	(209)	(209)
USD	221,035	SGD	221,239	7/1/2024	CBK	-	(204)	(204)
USD	221,032	SGD	221,239	7/1/2024	CBK	-	(207)	(207)
USD	221,050	SGD	221,239	7/1/2024	CBK	-	(189)	(189)
USD	221,133	SGD	221,239	7/1/2024	CBK	-	(106)	(106)
USD	221,109	SGD	221,239	7/1/2024	CBK	-	(130)	(130)
USD	221,056	SGD	221,239	7/1/2024	CBK	-	(183)	(183)
USD	221,001	SGD	221,239	7/1/2024	CBK	-	(238)	(238)
USD	221,148	SGD	221,239	7/1/2024	CBK	-	(91)	(91)
USD	221,146	SGD	221,239	7/1/2024	CBK	-	(93)	(93)
USD	221,126	SGD	221,239	7/1/2024	CBK	-	(113)	(113)
USD	221,159	SGD	221,239	7/1/2024	CBK	-	(80)	(80)
USD	221,097	SGD	221,239	7/1/2024	CBK	-	(142)	(142)
USD	221,131	SGD	221,239	7/1/2024	CBK	-	(108)	(108)
USD	221,144	SGD	221,239	7/1/2024	CBK	-	(95)	(95)
USD	221,135	SGD	221,239	7/1/2024	CBK	-	(104)	(104)
USD	221,144	SGD	221,239	7/1/2024	CBK	-	(95)	(95)
USD	221,110	SGD	221,239	7/1/2024	CBK	-	(129)	(129)
USD	221,110	SGD	221,239	7/1/2024	CBK	-	(129)	(129)
USD	221,115	SGD	221,239	7/1/2024	CBK	-	(124)	(124)
USD	220,999	SGD	221,239	7/1/2024	CBK	-	(240)	(240)
USD	221,009	SGD	221,239	7/1/2024	CBK	-	(230)	(230)
USD	221,004	SGD	221,239	7/1/2024	CBK	-	(235)	(235)
USD	220,986	SGD	221,239	7/1/2024	CBK	-	(253)	(253)
USD	221,049	SGD	221,239	7/1/2024	CBK	-	(190)	(190)
USD	221,061	SGD	221,239	7/1/2024	CBK	-	(178)	(178)
USD	221,076	SGD	221,239	7/1/2024	CBK	-	(163)	(163)
USD	221,047	SGD	221,239	7/1/2024	CBK	-	(192)	(192)
USD	220,949	SGD	221,239	7/1/2024	CBK	-	(290)	(290)
USD	220,915	SGD	221,239	7/1/2024	CBK	-	(324)	(324)
USD	220,938	SGD	221,239	7/1/2024	CBK	-	(301)	(301)
USD	220,923	SGD	221,239	7/1/2024	CBK	-	(316)	(316)
USD	221,105	SGD	221,239	7/1/2024	CBK	-	(134)	(134)
USD	220,983	SGD	221,239	7/1/2024	CBK	-	(256)	(256)
USD	220,933	SGD	221,239	7/1/2024	CBK	-	(306)	(306)
USD	220,946	SGD	221,239	7/1/2024	CBK	-	(293)	(293)
USD	220,867	SGD	221,239	7/1/2024	CBK	-	(372)	(372)
USD	221,130	SGD	221,239	7/1/2024	CBK	-	(109)	(109)
USD	220,952	SGD	221,239	7/1/2024	CBK	-	(287)	(287)
USD	221,099	SGD	221,239	7/1/2024	CBK	-	(140)	(140)
USD	221,122	SGD	221,239	7/1/2024	CBK	-	(117)	(117)
USD	221,002	SGD	221,239	7/1/2024	CBK	-	(237)	(237)
USD	221,003	SGD	221,239	7/1/2024	CBK	-	(236)	(236)
USD	221,019	SGD	221,239	7/1/2024	CBK	-	(220)	(220)
USD	220,975	SGD	221,239	7/1/2024	CBK	-	(264)	(264)
USD	220,991	SGD	221,239	7/1/2024	CBK	-	(248)	(248)
USD	221,006	SGD	221,239	7/1/2024	CBK	-	(233)	(233)
USD	220,995	SGD	221,239	7/1/2024	CBK	-	(244)	(244)
USD	220,998	SGD	221,239	7/1/2024	CBK	-	(241)	(241)
USD	220,990	SGD	221,239	7/1/2024	CBK	-	(249)	(249)
USD	220,946	SGD	221,239	7/1/2024	CBK	-	(293)	(293)
USD	221,164	SGD	221,239	7/1/2024	CBK	-	(75)	(75)
USD	221,126	SGD	221,239	7/1/2024	CBK	-	(113)	(113)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	221,145	SGD	221,239	7/1/2024	CBK	$-	$(94)	$(94)
USD	221,118	SGD	221,239	7/1/2024	CBK	-	(121)	(121)
USD	221,131	SGD	221,239	7/1/2024	CBK	-	(108)	(108)
USD	221,125	SGD	221,239	7/1/2024	CBK	-	(114)	(114)
USD	221,112	SGD	221,239	7/1/2024	CBK	-	(127)	(127)
USD	220,765	SGD	221,239	7/1/2024	CBK	-	(474)	(474)
USD	220,738	SGD	221,239	7/1/2024	CBK	-	(501)	(501)
USD	220,694	SGD	221,239	7/1/2024	CBK	-	(545)	(545)
USD	220,754	SGD	221,239	7/1/2024	CBK	-	(485)	(485)
USD	220,807	SGD	221,239	7/1/2024	CBK	-	(432)	(432)
USD	220,816	SGD	221,239	7/1/2024	CBK	-	(423)	(423)
USD	220,755	SGD	221,239	7/1/2024	CBK	-	(484)	(484)
USD	220,767	SGD	221,239	7/1/2024	CBK	-	(472)	(472)
USD	220,768	SGD	221,239	7/1/2024	CBK	-	(471)	(471)
USD	220,760	SGD	221,239	7/1/2024	CBK	-	(479)	(479)
USD	220,757	SGD	221,239	7/1/2024	CBK	-	(482)	(482)
USD	220,707	SGD	221,239	7/1/2024	CBK	-	(532)	(532)
USD	220,739	SGD	221,239	7/1/2024	CBK	-	(500)	(500)
USD	220,700	SGD	221,239	7/1/2024	CBK	-	(539)	(539)
USD	220,837	SGD	221,239	7/1/2024	CBK	-	(402)	(402)
USD	220,832	SGD	221,239	7/1/2024	CBK	-	(407)	(407)
USD	221,126	SGD	221,239	7/1/2024	CBK	-	(113)	(113)
USD	221,161	SGD	221,239	7/1/2024	CBK	-	(78)	(78)
USD	221,167	SGD	221,239	7/1/2024	CBK	-	(72)	(72)
USD	221,107	SGD	221,239	7/1/2024	CBK	-	(132)	(132)
USD	221,133	SGD	221,239	7/1/2024	CBK	-	(106)	(106)
USD	221,125	SGD	221,239	7/1/2024	CBK	-	(114)	(114)
USD	221,149	SGD	221,239	7/1/2024	CBK	-	(90)	(90)
USD	221,110	SGD	221,239	7/1/2024	CBK	-	(129)	(129)
USD	221,117	SGD	221,239	7/1/2024	CBK	-	(122)	(122)
USD	221,128	SGD	221,239	7/1/2024	CBK	-	(111)	(111)
USD	221,122	SGD	221,239	7/1/2024	CBK	-	(117)	(117)
USD	221,136	SGD	221,239	7/1/2024	CBK	-	(103)	(103)
USD	221,157	SGD	221,239	7/1/2024	CBK	-	(82)	(82)
USD	221,162	SGD	221,239	7/1/2024	CBK	-	(77)	(77)
USD	189,369	SEK	188,697	7/1/2024	CBK	672	-	672
USD	188,889	SEK	188,697	7/1/2024	CBK	192	-	192
USD	188,914	SEK	188,697	7/1/2024	CBK	217	-	217
USD	188,889	SEK	188,697	7/1/2024	CBK	192	-	192
USD	188,734	SEK	188,697	7/1/2024	CBK	37	-	37
USD	188,642	SEK	188,697	7/1/2024	CBK	-	(55)	(55)
USD	188,872	SEK	188,697	7/1/2024	CBK	175	-	175
USD	188,876	SEK	188,697	7/1/2024	CBK	179	-	179
USD	188,765	SEK	188,697	7/1/2024	CBK	68	-	68
USD	188,795	SEK	188,697	7/1/2024	CBK	98	-	98
USD	188,844	SEK	188,697	7/1/2024	CBK	147	-	147
USD	188,861	SEK	188,697	7/1/2024	CBK	164	-	164
USD	188,917	SEK	188,697	7/1/2024	CBK	220	-	220
USD	147,369	SGD	147,493	7/1/2024	CBK	-	(124)	(124)
USD	147,378	SGD	147,493	7/1/2024	CBK	-	(115)	(115)
USD	147,330	SGD	147,493	7/1/2024	CBK	-	(163)	(163)
USD	147,357	SGD	147,493	7/1/2024	CBK	-	(136)	(136)
USD	147,327	SGD	147,493	7/1/2024	CBK	-	(166)	(166)
USD	147,328	SGD	147,493	7/1/2024	CBK	-	(165)	(165)
USD	147,335	SGD	147,493	7/1/2024	CBK	-	(158)	(158)
USD	147,372	SGD	147,493	7/1/2024	CBK	-	(121)	(121)
USD	147,367	SGD	147,493	7/1/2024	CBK	-	(126)	(126)
USD	147,440	SGD	147,493	7/1/2024	CBK	-	(53)	(53)
USD	147,419	SGD	147,493	7/1/2024	CBK	-	(74)	(74)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	147,426	SGD	147,493	7/1/2024	CBK	$-	$(67)	$(67)
USD	147,429	SGD	147,493	7/1/2024	CBK	-	(64)	(64)
USD	147,434	SGD	147,493	7/1/2024	CBK	-	(59)	(59)
USD	147,420	SGD	147,493	7/1/2024	CBK	-	(73)	(73)
USD	147,429	SGD	147,493	7/1/2024	CBK	-	(64)	(64)
USD	147,428	SGD	147,493	7/1/2024	CBK	-	(65)	(65)
USD	147,422	SGD	147,493	7/1/2024	CBK	-	(71)	(71)
USD	147,310	SGD	147,493	7/1/2024	CBK	-	(183)	(183)
USD	147,326	SGD	147,493	7/1/2024	CBK	-	(167)	(167)
USD	147,340	SGD	147,493	7/1/2024	CBK	-	(153)	(153)
USD	147,315	SGD	147,493	7/1/2024	CBK	-	(178)	(178)
USD	147,339	SGD	147,493	7/1/2024	CBK	-	(154)	(154)
USD	147,338	SGD	147,493	7/1/2024	CBK	-	(155)	(155)
USD	147,344	SGD	147,493	7/1/2024	CBK	-	(149)	(149)
USD	147,282	SGD	147,493	7/1/2024	CBK	-	(211)	(211)
USD	147,400	SGD	147,493	7/1/2024	CBK	-	(93)	(93)
USD	147,391	SGD	147,493	7/1/2024	CBK	-	(102)	(102)
USD	147,319	SGD	147,493	7/1/2024	CBK	-	(174)	(174)
USD	147,277	SGD	147,493	7/1/2024	CBK	-	(216)	(216)
USD	147,378	SGD	147,493	7/1/2024	CBK	-	(115)	(115)
USD	147,441	SGD	147,493	7/1/2024	CBK	-	(52)	(52)
USD	147,244	SGD	147,493	7/1/2024	CBK	-	(249)	(249)
USD	147,302	SGD	147,493	7/1/2024	CBK	-	(191)	(191)
USD	147,291	SGD	147,493	7/1/2024	CBK	-	(202)	(202)
USD	147,441	SGD	147,493	7/1/2024	CBK	-	(52)	(52)
USD	147,395	SGD	147,493	7/1/2024	CBK	-	(98)	(98)
USD	147,340	SGD	147,493	7/1/2024	CBK	-	(153)	(153)
USD	147,454	SGD	147,493	7/1/2024	CBK	-	(39)	(39)
USD	147,327	SGD	147,493	7/1/2024	CBK	-	(166)	(166)
USD	147,361	SGD	147,493	7/1/2024	CBK	-	(132)	(132)
USD	147,341	SGD	147,493	7/1/2024	CBK	-	(152)	(152)
USD	147,322	SGD	147,493	7/1/2024	CBK	-	(171)	(171)
USD	147,330	SGD	147,493	7/1/2024	CBK	-	(163)	(163)
USD	147,330	SGD	147,493	7/1/2024	CBK	-	(163)	(163)
USD	147,324	SGD	147,493	7/1/2024	CBK	-	(169)	(169)
USD	147,330	SGD	147,493	7/1/2024	CBK	-	(163)	(163)
USD	147,322	SGD	147,493	7/1/2024	CBK	-	(171)	(171)
USD	147,301	SGD	147,493	7/1/2024	CBK	-	(192)	(192)
USD	147,455	SGD	147,493	7/1/2024	CBK	-	(38)	(38)
USD	147,432	SGD	147,493	7/1/2024	CBK	-	(61)	(61)
USD	147,354	SGD	147,493	7/1/2024	CBK	-	(139)	(139)
USD	147,438	SGD	147,493	7/1/2024	CBK	-	(55)	(55)
USD	147,429	SGD	147,493	7/1/2024	CBK	-	(64)	(64)
USD	147,433	SGD	147,493	7/1/2024	CBK	-	(60)	(60)
USD	147,435	SGD	147,493	7/1/2024	CBK	-	(58)	(58)
USD	147,426	SGD	147,493	7/1/2024	CBK	-	(67)	(67)
USD	147,421	SGD	147,493	7/1/2024	CBK	-	(72)	(72)
USD	147,430	SGD	147,493	7/1/2024	CBK	-	(63)	(63)
USD	147,440	SGD	147,493	7/1/2024	CBK	-	(53)	(53)
USD	147,188	SGD	147,493	7/1/2024	CBK	-	(305)	(305)
USD	147,160	SGD	147,493	7/1/2024	CBK	-	(333)	(333)
USD	147,137	SGD	147,493	7/1/2024	CBK	-	(356)	(356)
USD	147,122	SGD	147,493	7/1/2024	CBK	-	(371)	(371)
USD	147,127	SGD	147,493	7/1/2024	CBK	-	(366)	(366)
USD	147,205	SGD	147,493	7/1/2024	CBK	-	(288)	(288)
USD	147,163	SGD	147,493	7/1/2024	CBK	-	(330)	(330)
USD	147,181	SGD	147,493	7/1/2024	CBK	-	(312)	(312)
USD	147,181	SGD	147,493	7/1/2024	CBK	-	(312)	(312)
USD	147,177	SGD	147,493	7/1/2024	CBK	-	(316)	(316)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	147,158	SGD	147,493	7/1/2024	CBK	$-	$(335)	$(335)
USD	147,158	SGD	147,493	7/1/2024	CBK	-	(335)	(335)
USD	147,127	SGD	147,493	7/1/2024	CBK	-	(366)	(366)
USD	147,131	SGD	147,493	7/1/2024	CBK	-	(362)	(362)
USD	147,154	SGD	147,493	7/1/2024	CBK	-	(339)	(339)
USD	147,139	SGD	147,493	7/1/2024	CBK	-	(354)	(354)
USD	147,174	SGD	147,493	7/1/2024	CBK	-	(319)	(319)
USD	147,241	SGD	147,493	7/1/2024	CBK	-	(252)	(252)
USD	147,236	SGD	147,493	7/1/2024	CBK	-	(257)	(257)
USD	147,255	SGD	147,493	7/1/2024	CBK	-	(238)	(238)
USD	147,417	SGD	147,493	7/1/2024	CBK	-	(76)	(76)
USD	147,415	SGD	147,493	7/1/2024	CBK	-	(78)	(78)
USD	147,417	SGD	147,493	7/1/2024	CBK	-	(76)	(76)
USD	147,420	SGD	147,493	7/1/2024	CBK	-	(73)	(73)
USD	147,402	SGD	147,493	7/1/2024	CBK	-	(91)	(91)
USD	147,409	SGD	147,493	7/1/2024	CBK	-	(84)	(84)
USD	147,411	SGD	147,493	7/1/2024	CBK	-	(82)	(82)
USD	147,417	SGD	147,493	7/1/2024	CBK	-	(76)	(76)
USD	147,409	SGD	147,493	7/1/2024	CBK	-	(84)	(84)
USD	147,403	SGD	147,493	7/1/2024	CBK	-	(90)	(90)
USD	147,406	SGD	147,493	7/1/2024	CBK	-	(87)	(87)
USD	147,436	SGD	147,493	7/1/2024	CBK	-	(57)	(57)
USD	147,435	SGD	147,493	7/1/2024	CBK	-	(58)	(58)
USD	147,406	SGD	147,493	7/1/2024	CBK	-	(87)	(87)
USD	147,408	SGD	147,493	7/1/2024	CBK	-	(85)	(85)
USD	147,427	SGD	147,493	7/1/2024	CBK	-	(66)	(66)
USD	147,446	SGD	147,493	7/1/2024	CBK	-	(47)	(47)
USD	147,444	SGD	147,493	7/1/2024	CBK	-	(49)	(49)
USD	147,435	SGD	147,493	7/1/2024	CBK	-	(58)	(58)
USD	147,442	SGD	147,493	7/1/2024	CBK	-	(51)	(51)
USD	147,417	SGD	147,493	7/1/2024	CBK	-	(76)	(76)
USD	141,989	SEK	141,523	7/1/2024	CBK	466	-	466
USD	141,835	SEK	141,523	7/1/2024	CBK	312	-	312
USD	141,621	SEK	141,523	7/1/2024	CBK	98	-	98
USD	141,666	SEK	141,523	7/1/2024	CBK	143	-	143
USD	141,707	SEK	141,523	7/1/2024	CBK	184	-	184
USD	141,675	SEK	141,523	7/1/2024	CBK	152	-	152
USD	141,623	SEK	141,523	7/1/2024	CBK	100	-	100
USD	141,684	SEK	141,523	7/1/2024	CBK	161	-	161
USD	141,645	SEK	141,523	7/1/2024	CBK	122	-	122
USD	141,697	SEK	141,523	7/1/2024	CBK	174	-	174
USD	141,614	SEK	141,523	7/1/2024	CBK	91	-	91
USD	141,665	SEK	141,523	7/1/2024	CBK	142	-	142
USD	142,152	SEK	141,523	7/1/2024	CBK	629	-	629
USD	141,605	SEK	141,523	7/1/2024	CBK	82	-	82
USD	141,557	SEK	141,523	7/1/2024	CBK	34	-	34
USD	141,602	SEK	141,523	7/1/2024	CBK	79	-	79
USD	141,630	SEK	141,523	7/1/2024	CBK	107	-	107
USD	141,724	SEK	141,523	7/1/2024	CBK	201	-	201
USD	135,557	MXN	136,649	7/1/2024	CBK	-	(1,092)	(1,092)
USD	94,463	SEK	94,349	7/1/2024	CBK	114	-	114
USD	94,427	SEK	94,349	7/1/2024	CBK	78	-	78
USD	94,463	SEK	94,349	7/1/2024	CBK	114	-	114
USD	94,461	SEK	94,349	7/1/2024	CBK	112	-	112
USD	94,436	SEK	94,349	7/1/2024	CBK	87	-	87
USD	94,437	SEK	94,349	7/1/2024	CBK	88	-	88
USD	94,164	SEK	94,349	7/1/2024	CBK	-	(185)	(185)
USD	94,218	SEK	94,349	7/1/2024	CBK	-	(131)	(131)
USD	94,363	SEK	94,349	7/1/2024	CBK	14	-	14

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	94,301	SEK	94,349	7/1/2024	CBK	$-	$(48)	$(48)
USD	94,257	SEK	94,349	7/1/2024	CBK	-	(92)	(92)
USD	94,187	SEK	94,349	7/1/2024	CBK	-	(162)	(162)
USD	94,215	SEK	94,349	7/1/2024	CBK	-	(134)	(134)
USD	94,481	SEK	94,349	7/1/2024	CBK	132	-	132
USD	94,430	SEK	94,349	7/1/2024	CBK	81	-	81
USD	94,420	SEK	94,349	7/1/2024	CBK	71	-	71
USD	94,408	SEK	94,349	7/1/2024	CBK	59	-	59
USD	94,385	SEK	94,349	7/1/2024	CBK	36	-	36
USD	94,484	SEK	94,349	7/1/2024	CBK	135	-	135
USD	94,464	SEK	94,349	7/1/2024	CBK	115	-	115
USD	94,419	SEK	94,349	7/1/2024	CBK	70	-	70
USD	73,695	SGD	73,746	7/1/2024	CBK	-	(51)	(51)
USD	73,693	SGD	73,746	7/1/2024	CBK	-	(53)	(53)
USD	73,676	SGD	73,746	7/1/2024	CBK	-	(70)	(70)
USD	73,708	SGD	73,746	7/1/2024	CBK	-	(38)	(38)
USD	73,708	SGD	73,746	7/1/2024	CBK	-	(38)	(38)
USD	73,702	SGD	73,746	7/1/2024	CBK	-	(44)	(44)
USD	73,687	SGD	73,746	7/1/2024	CBK	-	(59)	(59)
USD	73,671	SGD	73,746	7/1/2024	CBK	-	(75)	(75)
USD	73,704	SGD	73,746	7/1/2024	CBK	-	(42)	(42)
USD	73,716	SGD	73,746	7/1/2024	CBK	-	(30)	(30)
USD	73,710	SGD	73,746	7/1/2024	CBK	-	(36)	(36)
USD	73,668	SGD	73,746	7/1/2024	CBK	-	(78)	(78)
USD	73,665	SGD	73,746	7/1/2024	CBK	-	(81)	(81)
USD	73,699	SGD	73,746	7/1/2024	CBK	-	(47)	(47)
USD	73,708	SGD	73,746	7/1/2024	CBK	-	(38)	(38)
USD	73,662	SGD	73,746	7/1/2024	CBK	-	(84)	(84)
USD	73,634	SGD	73,746	7/1/2024	CBK	-	(112)	(112)
USD	73,718	SGD	73,746	7/1/2024	CBK	-	(28)	(28)
USD	73,638	SGD	73,746	7/1/2024	CBK	-	(108)	(108)
USD	73,665	SGD	73,746	7/1/2024	CBK	-	(81)	(81)
USD	73,665	SGD	73,746	7/1/2024	CBK	-	(81)	(81)
USD	73,720	SGD	73,746	7/1/2024	CBK	-	(26)	(26)
USD	73,721	SGD	73,746	7/1/2024	CBK	-	(25)	(25)
USD	73,716	SGD	73,746	7/1/2024	CBK	-	(30)	(30)
USD	73,713	SGD	73,746	7/1/2024	CBK	-	(33)	(33)
USD	73,706	SGD	73,746	7/1/2024	CBK	-	(40)	(40)
USD	73,706	SGD	73,746	7/1/2024	CBK	-	(40)	(40)
USD	73,585	SGD	73,746	7/1/2024	CBK	-	(161)	(161)
USD	73,708	SGD	73,746	7/1/2024	CBK	-	(38)	(38)
USD	73,708	SGD	73,746	7/1/2024	CBK	-	(38)	(38)
USD	73,704	SGD	73,746	7/1/2024	CBK	-	(42)	(42)
USD	73,720	SGD	73,746	7/1/2024	CBK	-	(26)	(26)
USD	73,704	SGD	73,746	7/1/2024	CBK	-	(42)	(42)
USD	47,213	SEK	47,174	7/1/2024	CBK	39	-	39
USD	47,084	SEK	47,174	7/1/2024	CBK	-	(90)	(90)
USD	47,170	SEK	47,174	7/1/2024	CBK	-	(4)	(4)
USD	47,213	SEK	47,174	7/1/2024	CBK	39	-	39
USD	47,244	SEK	47,174	7/1/2024	CBK	70	-	70
MXN	27,330	USD	27,281	7/2/2024	CBK	49	-	49
MXN	27,330	USD	27,316	7/2/2024	CBK	14	-	14
MXN	27,330	USD	27,309	7/2/2024	CBK	21	-	21
MXN	27,330	USD	27,291	7/2/2024	CBK	39	-	39
MXN	27,330	USD	27,327	7/2/2024	CBK	3	-	3
MXN	27,330	USD	27,308	7/2/2024	CBK	22	-	22
MXN	54,660	USD	54,619	7/2/2024	CBK	41	-	41
MXN	54,660	USD	54,653	7/2/2024	CBK	7	-	7
MXN	54,660	USD	54,643	7/2/2024	CBK	17	-	17

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MXN	54,660	USD	54,594	7/2/2024	CBK	$66	$-	$66
GBP	63,205	JPY	63,243	7/2/2024	CBK	-	(38)	(38)
CAD	106,913	EUR	107,095	7/2/2024	CBK	-	(182)	(182)
CAD	106,960	EUR	107,096	7/2/2024	CBK	-	(136)	(136)
CAD	106,962	EUR	107,095	7/2/2024	CBK	-	(133)	(133)
CAD	106,989	EUR	107,095	7/2/2024	CBK	-	(106)	(106)
CAD	106,999	EUR	107,095	7/2/2024	CBK	-	(96)	(96)
CAD	107,015	EUR	107,095	7/2/2024	CBK	-	(80)	(80)
CAD	107,022	EUR	107,095	7/2/2024	CBK	-	(73)	(73)
CAD	107,054	EUR	107,095	7/2/2024	CBK	-	(41)	(41)
CAD	107,055	EUR	107,095	7/2/2024	CBK	-	(40)	(40)
CAD	107,218	EUR	107,095	7/2/2024	CBK	123	-	123
CAD	107,250	EUR	107,095	7/2/2024	CBK	155	-	155
MXN	109,320	USD	109,381	7/2/2024	CBK	-	(61)	(61)
GBP	126,410	JPY	126,002	7/2/2024	CBK	408	-	408
GBP	189,615	JPY	189,615	7/2/2024	CBK	-	-	-
GBP	189,615	JPY	189,316	7/2/2024	CBK	299	-	299
GBP	189,615	JPY	188,993	7/2/2024	CBK	622	-	622
GBP	189,615	JPY	189,619	7/2/2024	CBK	-	(4)	(4)
GBP	189,615	JPY	189,742	7/2/2024	CBK	-	(127)	(127)
MXN	191,309	USD	191,226	7/2/2024	CBK	83	-	83
CAD	213,833	EUR	214,190	7/2/2024	CBK	-	(357)	(357)
CAD	213,900	EUR	214,190	7/2/2024	CBK	-	(290)	(290)
CAD	213,915	EUR	214,190	7/2/2024	CBK	-	(275)	(275)
CAD	213,929	EUR	214,190	7/2/2024	CBK	-	(261)	(261)
CAD	213,957	EUR	214,190	7/2/2024	CBK	-	(233)	(233)
CAD	213,992	EUR	214,190	7/2/2024	CBK	-	(198)	(198)
CAD	214,011	EUR	214,190	7/2/2024	CBK	-	(179)	(179)
CAD	214,020	EUR	214,190	7/2/2024	CBK	-	(170)	(170)
CAD	214,045	EUR	214,190	7/2/2024	CBK	-	(145)	(145)
CAD	214,124	EUR	214,190	7/2/2024	CBK	-	(66)	(66)
CAD	214,343	EUR	214,190	7/2/2024	CBK	153	-	153
CAD	214,350	EUR	214,190	7/2/2024	CBK	160	-	160
MXN	218,639	USD	218,329	7/2/2024	CBK	310	-	310
MXN	245,969	USD	245,786	7/2/2024	CBK	183	-	183
GBP	252,820	JPY	252,545	7/2/2024	CBK	275	-	275
GBP	252,820	JPY	252,657	7/2/2024	CBK	163	-	163
GBP	252,820	JPY	252,384	7/2/2024	CBK	436	-	436
MXN	273,299	USD	273,262	7/2/2024	CBK	37	-	37
MXN	300,629	USD	301,359	7/2/2024	CBK	-	(730)	(730)
MXN	300,629	USD	301,475	7/2/2024	CBK	-	(846)	(846)
CAD	320,721	EUR	321,285	7/2/2024	CBK	-	(564)	(564)
CAD	320,914	EUR	321,285	7/2/2024	CBK	-	(371)	(371)
CAD	320,920	EUR	321,285	7/2/2024	CBK	-	(365)	(365)
CAD	321,067	EUR	321,285	7/2/2024	CBK	-	(218)	(218)
CAD	321,197	EUR	321,286	7/2/2024	CBK	-	(89)	(89)
MXN	327,958	USD	328,599	7/2/2024	CBK	-	(641)	(641)
MXN	327,958	USD	328,443	7/2/2024	CBK	-	(485)	(485)
GBP	379,230	JPY	379,228	7/2/2024	CBK	2	-	2
MXN	655,917	USD	658,401	7/2/2024	CBK	-	(2,484)	(2,484)
EUR	5,354,752	CAD	5,361,975	7/2/2024	CBK	-	(7,223)	(7,223)
USD	6,108,911	SGD	6,120,944	7/2/2024	CBK	-	(12,033)	(12,033)
USD	6,036,781	SGD	6,047,198	7/2/2024	CBK	-	(10,417)	(10,417)
USD	3,757,238	SGD	3,761,062	7/2/2024	CBK	-	(3,824)	(3,824)
USD	1,499,705	NOK	1,498,548	7/2/2024	CBK	1,157	-	1,157
USD	1,453,434	NOK	1,451,719	7/2/2024	CBK	1,715	-	1,715
USD	1,405,429	NOK	1,404,889	7/2/2024	CBK	540	-	540
USD	1,310,409	NOK	1,311,230	7/2/2024	CBK	-	(821)	(821)
USD	1,173,335	NOK	1,170,741	7/2/2024	CBK	2,594	-	2,594

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	845,610	NOK	842,933	7/2/2024	CBK	$2,677	$-	$2,677
USD	844,490	NOK	842,933	7/2/2024	CBK	1,557	-	1,557
USD	798,370	NOK	796,104	7/2/2024	CBK	2,266	-	2,266
USD	610,681	NOK	608,785	7/2/2024	CBK	1,896	-	1,896
USD	562,967	NOK	561,956	7/2/2024	CBK	1,011	-	1,011
USD	368,441	SGD	368,732	7/2/2024	CBK	-	(291)	(291)
USD	367,769	SGD	368,732	7/2/2024	CBK	-	(963)	(963)
USD	368,854	SGD	368,732	7/2/2024	CBK	122	-	122
USD	368,846	SGD	368,732	7/2/2024	CBK	114	-	114
USD	329,631	SEK	330,220	7/2/2024	CBK	-	(589)	(589)
USD	328,595	SEK	330,220	7/2/2024	CBK	-	(1,625)	(1,625)
USD	328,518	SEK	330,220	7/2/2024	CBK	-	(1,702)	(1,702)
USD	294,926	SGD	294,985	7/2/2024	CBK	-	(59)	(59)
USD	294,282	SGD	294,985	7/2/2024	CBK	-	(703)	(703)
USD	294,189	SGD	294,985	7/2/2024	CBK	-	(796)	(796)
USD	294,353	SGD	294,985	7/2/2024	CBK	-	(632)	(632)
USD	295,092	SGD	294,985	7/2/2024	CBK	107	-	107
USD	295,057	SGD	294,985	7/2/2024	CBK	72	-	72
USD	294,835	SGD	294,985	7/2/2024	CBK	-	(150)	(150)
USD	294,955	SGD	294,985	7/2/2024	CBK	-	(30)	(30)
USD	294,880	SGD	294,985	7/2/2024	CBK	-	(105)	(105)
USD	294,577	SGD	294,985	7/2/2024	CBK	-	(408)	(408)
USD	294,755	SGD	294,985	7/2/2024	CBK	-	(230)	(230)
USD	282,627	SEK	283,046	7/2/2024	CBK	-	(419)	(419)
USD	282,587	SEK	283,046	7/2/2024	CBK	-	(459)	(459)
USD	281,658	SEK	283,046	7/2/2024	CBK	-	(1,388)	(1,388)
USD	235,173	SEK	235,871	7/2/2024	CBK	-	(698)	(698)
USD	236,006	SEK	235,871	7/2/2024	CBK	135	-	135
USD	235,832	SEK	235,871	7/2/2024	CBK	-	(39)	(39)
USD	235,727	SEK	235,871	7/2/2024	CBK	-	(144)	(144)
USD	235,072	SEK	235,871	7/2/2024	CBK	-	(799)	(799)
USD	235,118	SEK	235,871	7/2/2024	CBK	-	(753)	(753)
USD	235,162	SEK	235,871	7/2/2024	CBK	-	(709)	(709)
USD	235,158	SEK	235,871	7/2/2024	CBK	-	(713)	(713)
USD	235,838	SEK	235,871	7/2/2024	CBK	-	(33)	(33)
USD	235,399	SEK	235,871	7/2/2024	CBK	-	(472)	(472)
USD	221,188	SGD	221,239	7/2/2024	CBK	-	(51)	(51)
USD	221,296	SGD	221,239	7/2/2024	CBK	57	-	57
USD	221,198	SGD	221,239	7/2/2024	CBK	-	(41)	(41)
USD	221,078	SGD	221,239	7/2/2024	CBK	-	(161)	(161)
USD	221,072	SGD	221,239	7/2/2024	CBK	-	(167)	(167)
USD	220,873	SGD	221,239	7/2/2024	CBK	-	(366)	(366)
USD	220,903	SGD	221,239	7/2/2024	CBK	-	(336)	(336)
USD	220,785	SGD	221,239	7/2/2024	CBK	-	(454)	(454)
USD	220,881	SGD	221,239	7/2/2024	CBK	-	(358)	(358)
USD	220,835	SGD	221,239	7/2/2024	CBK	-	(404)	(404)
USD	220,764	SGD	221,239	7/2/2024	CBK	-	(475)	(475)
USD	220,728	SGD	221,239	7/2/2024	CBK	-	(511)	(511)
USD	220,733	SGD	221,239	7/2/2024	CBK	-	(506)	(506)
USD	220,713	SGD	221,239	7/2/2024	CBK	-	(526)	(526)
USD	220,689	SGD	221,239	7/2/2024	CBK	-	(550)	(550)
USD	220,900	SGD	221,239	7/2/2024	CBK	-	(339)	(339)
USD	220,949	SGD	221,239	7/2/2024	CBK	-	(290)	(290)
USD	220,948	SGD	221,239	7/2/2024	CBK	-	(291)	(291)
USD	221,239	SGD	221,239	7/2/2024	CBK	-	-	-
USD	221,294	SGD	221,239	7/2/2024	CBK	55	-	55
USD	221,293	SGD	221,239	7/2/2024	CBK	54	-	54
USD	221,308	SGD	221,239	7/2/2024	CBK	69	-	69
USD	221,298	SGD	221,239	7/2/2024	CBK	59	-	59

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	221,348	SGD	221,239	7/2/2024	CBK	$109	$-	$109
USD	221,306	SGD	221,239	7/2/2024	CBK	67	-	67
USD	221,316	SGD	221,239	7/2/2024	CBK	77	-	77
USD	221,383	SGD	221,239	7/2/2024	CBK	144	-	144
USD	221,040	SGD	221,239	7/2/2024	CBK	-	(199)	(199)
USD	221,106	SGD	221,239	7/2/2024	CBK	-	(133)	(133)
USD	221,097	SGD	221,239	7/2/2024	CBK	-	(142)	(142)
USD	221,085	SGD	221,239	7/2/2024	CBK	-	(154)	(154)
USD	221,086	SGD	221,239	7/2/2024	CBK	-	(153)	(153)
USD	220,858	SGD	221,239	7/2/2024	CBK	-	(381)	(381)
USD	220,978	SGD	221,239	7/2/2024	CBK	-	(261)	(261)
USD	220,920	SGD	221,239	7/2/2024	CBK	-	(319)	(319)
USD	220,967	SGD	221,239	7/2/2024	CBK	-	(272)	(272)
USD	220,900	SGD	221,239	7/2/2024	CBK	-	(339)	(339)
USD	188,006	SEK	188,697	7/2/2024	CBK	-	(691)	(691)
USD	187,968	SEK	188,697	7/2/2024	CBK	-	(729)	(729)
USD	188,104	SEK	188,697	7/2/2024	CBK	-	(593)	(593)
USD	188,285	SEK	188,697	7/2/2024	CBK	-	(412)	(412)
USD	188,079	SEK	188,697	7/2/2024	CBK	-	(618)	(618)
USD	188,017	SEK	188,697	7/2/2024	CBK	-	(680)	(680)
USD	188,404	SEK	188,697	7/2/2024	CBK	-	(293)	(293)
USD	188,386	SEK	188,697	7/2/2024	CBK	-	(311)	(311)
USD	188,476	SEK	188,697	7/2/2024	CBK	-	(221)	(221)
USD	188,422	SEK	188,697	7/2/2024	CBK	-	(275)	(275)
USD	188,485	SEK	188,697	7/2/2024	CBK	-	(212)	(212)
USD	188,549	SEK	188,697	7/2/2024	CBK	-	(148)	(148)
USD	188,323	SEK	188,697	7/2/2024	CBK	-	(374)	(374)
USD	188,379	SEK	188,697	7/2/2024	CBK	-	(318)	(318)
USD	188,462	SEK	188,697	7/2/2024	CBK	-	(235)	(235)
USD	188,576	SEK	188,697	7/2/2024	CBK	-	(121)	(121)
USD	188,475	SEK	188,697	7/2/2024	CBK	-	(222)	(222)
USD	188,580	SEK	188,697	7/2/2024	CBK	-	(117)	(117)
USD	188,635	SEK	188,697	7/2/2024	CBK	-	(62)	(62)
USD	188,615	SEK	188,697	7/2/2024	CBK	-	(82)	(82)
USD	188,521	SEK	188,697	7/2/2024	CBK	-	(176)	(176)
USD	188,122	SEK	188,697	7/2/2024	CBK	-	(575)	(575)
USD	188,089	SEK	188,697	7/2/2024	CBK	-	(608)	(608)
USD	188,062	SEK	188,697	7/2/2024	CBK	-	(635)	(635)
USD	187,886	SEK	188,697	7/2/2024	CBK	-	(811)	(811)
USD	188,404	SEK	188,697	7/2/2024	CBK	-	(293)	(293)
USD	188,802	SEK	188,697	7/2/2024	CBK	105	-	105
USD	188,825	SEK	188,697	7/2/2024	CBK	128	-	128
USD	188,468	SEK	188,697	7/2/2024	CBK	-	(229)	(229)
USD	187,733	SEK	188,697	7/2/2024	CBK	-	(964)	(964)
USD	188,006	SEK	188,697	7/2/2024	CBK	-	(691)	(691)
USD	187,724	SEK	188,697	7/2/2024	CBK	-	(973)	(973)
USD	187,834	SEK	188,697	7/2/2024	CBK	-	(863)	(863)
USD	187,617	NOK	187,319	7/2/2024	CBK	298	-	298
USD	187,396	NOK	187,319	7/2/2024	CBK	77	-	77
USD	147,221	SGD	147,493	7/2/2024	CBK	-	(272)	(272)
USD	147,204	SGD	147,493	7/2/2024	CBK	-	(289)	(289)
USD	147,201	SGD	147,493	7/2/2024	CBK	-	(292)	(292)
USD	147,257	SGD	147,493	7/2/2024	CBK	-	(236)	(236)
USD	147,265	SGD	147,493	7/2/2024	CBK	-	(228)	(228)
USD	147,260	SGD	147,493	7/2/2024	CBK	-	(233)	(233)
USD	147,257	SGD	147,493	7/2/2024	CBK	-	(236)	(236)
USD	147,227	SGD	147,493	7/2/2024	CBK	-	(266)	(266)
USD	147,269	SGD	147,493	7/2/2024	CBK	-	(224)	(224)
USD	147,247	SGD	147,493	7/2/2024	CBK	-	(246)	(246)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	147,278	SGD	147,493	7/2/2024	CBK	$-	$(215)	$(215)
USD	147,259	SGD	147,493	7/2/2024	CBK	-	(234)	(234)
USD	147,227	SGD	147,493	7/2/2024	CBK	-	(266)	(266)
USD	147,151	SGD	147,493	7/2/2024	CBK	-	(342)	(342)
USD	147,203	SGD	147,493	7/2/2024	CBK	-	(290)	(290)
USD	147,144	SGD	147,493	7/2/2024	CBK	-	(349)	(349)
USD	147,149	SGD	147,493	7/2/2024	CBK	-	(344)	(344)
USD	147,270	SGD	147,493	7/2/2024	CBK	-	(223)	(223)
USD	147,124	SGD	147,493	7/2/2024	CBK	-	(369)	(369)
USD	147,263	SGD	147,493	7/2/2024	CBK	-	(230)	(230)
USD	147,287	SGD	147,493	7/2/2024	CBK	-	(206)	(206)
USD	147,293	SGD	147,493	7/2/2024	CBK	-	(200)	(200)
USD	147,525	SGD	147,493	7/2/2024	CBK	32	-	32
USD	147,550	SGD	147,493	7/2/2024	CBK	57	-	57
USD	147,544	SGD	147,493	7/2/2024	CBK	51	-	51
USD	147,551	SGD	147,493	7/2/2024	CBK	58	-	58
USD	147,565	SGD	147,493	7/2/2024	CBK	72	-	72
USD	147,204	SGD	147,493	7/2/2024	CBK	-	(289)	(289)
USD	147,546	SGD	147,493	7/2/2024	CBK	53	-	53
USD	147,539	SGD	147,493	7/2/2024	CBK	46	-	46
USD	147,536	SGD	147,493	7/2/2024	CBK	43	-	43
USD	147,552	SGD	147,493	7/2/2024	CBK	59	-	59
USD	147,540	SGD	147,493	7/2/2024	CBK	47	-	47
USD	147,520	SGD	147,493	7/2/2024	CBK	27	-	27
USD	147,570	SGD	147,493	7/2/2024	CBK	77	-	77
USD	147,392	SGD	147,493	7/2/2024	CBK	-	(101)	(101)
USD	147,395	SGD	147,493	7/2/2024	CBK	-	(98)	(98)
USD	147,391	SGD	147,493	7/2/2024	CBK	-	(102)	(102)
USD	147,380	SGD	147,493	7/2/2024	CBK	-	(113)	(113)
USD	147,466	SGD	147,493	7/2/2024	CBK	-	(27)	(27)
USD	147,381	SGD	147,493	7/2/2024	CBK	-	(112)	(112)
USD	147,453	SGD	147,493	7/2/2024	CBK	-	(40)	(40)
USD	147,214	SGD	147,493	7/2/2024	CBK	-	(279)	(279)
USD	147,202	SGD	147,493	7/2/2024	CBK	-	(291)	(291)
USD	147,266	SGD	147,493	7/2/2024	CBK	-	(227)	(227)
USD	147,258	SGD	147,493	7/2/2024	CBK	-	(235)	(235)
USD	147,265	SGD	147,493	7/2/2024	CBK	-	(228)	(228)
USD	147,249	SGD	147,493	7/2/2024	CBK	-	(244)	(244)
USD	147,246	SGD	147,493	7/2/2024	CBK	-	(247)	(247)
USD	147,232	SGD	147,493	7/2/2024	CBK	-	(261)	(261)
USD	147,229	SGD	147,493	7/2/2024	CBK	-	(264)	(264)
USD	147,287	SGD	147,493	7/2/2024	CBK	-	(206)	(206)
USD	147,314	SGD	147,493	7/2/2024	CBK	-	(179)	(179)
USD	147,317	SGD	147,493	7/2/2024	CBK	-	(176)	(176)
USD	147,275	SGD	147,493	7/2/2024	CBK	-	(218)	(218)
USD	147,256	SGD	147,493	7/2/2024	CBK	-	(237)	(237)
USD	147,269	SGD	147,493	7/2/2024	CBK	-	(224)	(224)
USD	147,226	SGD	147,493	7/2/2024	CBK	-	(267)	(267)
USD	147,271	SGD	147,493	7/2/2024	CBK	-	(222)	(222)
USD	147,316	SGD	147,493	7/2/2024	CBK	-	(177)	(177)
USD	147,267	SGD	147,493	7/2/2024	CBK	-	(226)	(226)
USD	147,406	SGD	147,493	7/2/2024	CBK	-	(87)	(87)
USD	141,031	SEK	141,523	7/2/2024	CBK	-	(492)	(492)
USD	141,008	SEK	141,523	7/2/2024	CBK	-	(515)	(515)
USD	141,002	SEK	141,523	7/2/2024	CBK	-	(521)	(521)
USD	141,213	SEK	141,523	7/2/2024	CBK	-	(310)	(310)
USD	141,028	SEK	141,523	7/2/2024	CBK	-	(495)	(495)
USD	140,737	SEK	141,523	7/2/2024	CBK	-	(786)	(786)
USD	141,280	SEK	141,523	7/2/2024	CBK	-	(243)	(243)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	141,267	SEK	141,523	7/2/2024	CBK	$-	$(256)	$(256)
USD	141,300	SEK	141,523	7/2/2024	CBK	-	(223)	(223)
USD	141,565	SEK	141,523	7/2/2024	CBK	42	-	42
USD	141,324	SEK	141,523	7/2/2024	CBK	-	(199)	(199)
USD	141,612	SEK	141,523	7/2/2024	CBK	89	-	89
USD	141,569	SEK	141,523	7/2/2024	CBK	46	-	46
USD	141,357	SEK	141,523	7/2/2024	CBK	-	(166)	(166)
USD	141,562	SEK	141,523	7/2/2024	CBK	39	-	39
USD	141,587	SEK	141,523	7/2/2024	CBK	64	-	64
USD	141,512	SEK	141,523	7/2/2024	CBK	-	(11)	(11)
USD	141,603	SEK	141,523	7/2/2024	CBK	80	-	80
USD	141,588	SEK	141,523	7/2/2024	CBK	65	-	65
USD	141,604	SEK	141,523	7/2/2024	CBK	81	-	81
USD	141,419	SEK	141,523	7/2/2024	CBK	-	(104)	(104)
USD	141,495	SEK	141,523	7/2/2024	CBK	-	(28)	(28)
USD	141,128	SEK	141,523	7/2/2024	CBK	-	(395)	(395)
USD	141,058	SEK	141,523	7/2/2024	CBK	-	(465)	(465)
USD	141,102	SEK	141,523	7/2/2024	CBK	-	(421)	(421)
USD	141,088	SEK	141,523	7/2/2024	CBK	-	(435)	(435)
USD	141,074	SEK	141,523	7/2/2024	CBK	-	(449)	(449)
USD	141,083	SEK	141,523	7/2/2024	CBK	-	(440)	(440)
USD	141,354	SEK	141,523	7/2/2024	CBK	-	(169)	(169)
USD	141,415	SEK	141,523	7/2/2024	CBK	-	(108)	(108)
USD	141,258	SEK	141,523	7/2/2024	CBK	-	(265)	(265)
USD	141,695	SEK	141,523	7/2/2024	CBK	172	-	172
USD	141,491	SEK	141,523	7/2/2024	CBK	-	(32)	(32)
USD	141,511	SEK	141,523	7/2/2024	CBK	-	(12)	(12)
USD	141,573	SEK	141,523	7/2/2024	CBK	50	-	50
USD	141,328	SEK	141,523	7/2/2024	CBK	-	(195)	(195)
USD	141,061	SEK	141,523	7/2/2024	CBK	-	(462)	(462)
USD	141,063	SEK	141,523	7/2/2024	CBK	-	(460)	(460)
USD	141,056	SEK	141,523	7/2/2024	CBK	-	(467)	(467)
USD	140,868	SEK	141,523	7/2/2024	CBK	-	(655)	(655)
USD	94,003	SEK	94,349	7/2/2024	CBK	-	(346)	(346)
USD	93,970	SEK	94,349	7/2/2024	CBK	-	(379)	(379)
USD	94,066	SEK	94,349	7/2/2024	CBK	-	(283)	(283)
USD	94,090	SEK	94,349	7/2/2024	CBK	-	(259)	(259)
USD	94,167	SEK	94,349	7/2/2024	CBK	-	(182)	(182)
USD	94,172	SEK	94,349	7/2/2024	CBK	-	(177)	(177)
USD	93,896	SEK	94,349	7/2/2024	CBK	-	(453)	(453)
USD	93,909	SEK	94,349	7/2/2024	CBK	-	(440)	(440)
USD	93,903	SEK	94,349	7/2/2024	CBK	-	(446)	(446)
USD	93,870	SEK	94,349	7/2/2024	CBK	-	(479)	(479)
USD	94,184	SEK	94,349	7/2/2024	CBK	-	(165)	(165)
USD	94,240	SEK	94,349	7/2/2024	CBK	-	(109)	(109)
USD	94,352	SEK	94,349	7/2/2024	CBK	3	-	3
USD	94,339	SEK	94,349	7/2/2024	CBK	-	(10)	(10)
USD	94,358	SEK	94,349	7/2/2024	CBK	9	-	9
USD	94,058	SEK	94,349	7/2/2024	CBK	-	(291)	(291)
USD	94,026	SEK	94,349	7/2/2024	CBK	-	(323)	(323)
USD	94,037	SEK	94,349	7/2/2024	CBK	-	(312)	(312)
USD	94,040	SEK	94,349	7/2/2024	CBK	-	(309)	(309)
USD	94,047	SEK	94,349	7/2/2024	CBK	-	(302)	(302)
USD	94,054	SEK	94,349	7/2/2024	CBK	-	(295)	(295)
USD	94,190	SEK	94,349	7/2/2024	CBK	-	(159)	(159)
USD	94,226	SEK	94,349	7/2/2024	CBK	-	(123)	(123)
USD	94,343	SEK	94,349	7/2/2024	CBK	-	(6)	(6)
USD	94,330	SEK	94,349	7/2/2024	CBK	-	(19)	(19)
USD	94,336	SEK	94,349	7/2/2024	CBK	-	(13)	(13)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	94,409	SEK	94,349	7/2/2024	CBK	$60	$-	$60
USD	94,337	SEK	94,349	7/2/2024	CBK	-	(12)	(12)
USD	94,320	SEK	94,349	7/2/2024	CBK	-	(29)	(29)
USD	94,439	SEK	94,349	7/2/2024	CBK	90	-	90
USD	94,259	SEK	94,349	7/2/2024	CBK	-	(90)	(90)
USD	93,789	NOK	93,659	7/2/2024	CBK	130	-	130
USD	93,794	NOK	93,659	7/2/2024	CBK	135	-	135
USD	93,780	NOK	93,659	7/2/2024	CBK	121	-	121
USD	73,736	SGD	73,746	7/2/2024	CBK	-	(10)	(10)
USD	73,607	SGD	73,746	7/2/2024	CBK	-	(139)	(139)
USD	73,638	SGD	73,746	7/2/2024	CBK	-	(108)	(108)
USD	73,616	SGD	73,746	7/2/2024	CBK	-	(130)	(130)
USD	73,694	SGD	73,746	7/2/2024	CBK	-	(52)	(52)
USD	73,637	SGD	73,746	7/2/2024	CBK	-	(109)	(109)
USD	73,616	SGD	73,746	7/2/2024	CBK	-	(130)	(130)
USD	73,610	SGD	73,746	7/2/2024	CBK	-	(136)	(136)
USD	73,622	SGD	73,746	7/2/2024	CBK	-	(124)	(124)
USD	73,637	SGD	73,746	7/2/2024	CBK	-	(109)	(109)
USD	73,548	SGD	73,746	7/2/2024	CBK	-	(198)	(198)
USD	73,635	SGD	73,746	7/2/2024	CBK	-	(111)	(111)
USD	73,637	SGD	73,746	7/2/2024	CBK	-	(109)	(109)
USD	73,641	SGD	73,746	7/2/2024	CBK	-	(105)	(105)
USD	73,761	SGD	73,746	7/2/2024	CBK	15	-	15
USD	73,774	SGD	73,746	7/2/2024	CBK	28	-	28
USD	73,770	SGD	73,746	7/2/2024	CBK	24	-	24
USD	73,616	SGD	73,746	7/2/2024	CBK	-	(130)	(130)
USD	73,759	SGD	73,746	7/2/2024	CBK	13	-	13
USD	73,773	SGD	73,746	7/2/2024	CBK	27	-	27
USD	73,770	SGD	73,746	7/2/2024	CBK	24	-	24
USD	73,618	SGD	73,746	7/2/2024	CBK	-	(128)	(128)
USD	73,618	SGD	73,746	7/2/2024	CBK	-	(128)	(128)
USD	73,698	SGD	73,746	7/2/2024	CBK	-	(48)	(48)
USD	73,616	SGD	73,746	7/2/2024	CBK	-	(130)	(130)
USD	73,731	SGD	73,746	7/2/2024	CBK	-	(15)	(15)
USD	73,695	SGD	73,746	7/2/2024	CBK	-	(51)	(51)
USD	73,611	SGD	73,746	7/2/2024	CBK	-	(135)	(135)
USD	73,601	SGD	73,746	7/2/2024	CBK	-	(145)	(145)
USD	73,599	SGD	73,746	7/2/2024	CBK	-	(147)	(147)
USD	73,637	SGD	73,746	7/2/2024	CBK	-	(109)	(109)
USD	73,642	SGD	73,746	7/2/2024	CBK	-	(104)	(104)
USD	73,638	SGD	73,746	7/2/2024	CBK	-	(108)	(108)
USD	73,628	SGD	73,746	7/2/2024	CBK	-	(118)	(118)
USD	73,633	SGD	73,746	7/2/2024	CBK	-	(113)	(113)
USD	73,638	SGD	73,746	7/2/2024	CBK	-	(108)	(108)
USD	73,630	SGD	73,746	7/2/2024	CBK	-	(116)	(116)
USD	73,634	SGD	73,746	7/2/2024	CBK	-	(112)	(112)
USD	73,636	SGD	73,746	7/2/2024	CBK	-	(110)	(110)
USD	73,656	SGD	73,746	7/2/2024	CBK	-	(90)	(90)
USD	73,652	SGD	73,746	7/2/2024	CBK	-	(94)	(94)
USD	73,689	SGD	73,746	7/2/2024	CBK	-	(57)	(57)
USD	47,085	SEK	47,174	7/2/2024	CBK	-	(89)	(89)
USD	46,985	SEK	47,174	7/2/2024	CBK	-	(189)	(189)
USD	46,942	SEK	47,174	7/2/2024	CBK	-	(232)	(232)
USD	46,923	SEK	47,174	7/2/2024	CBK	-	(251)	(251)
USD	46,938	SEK	47,174	7/2/2024	CBK	-	(236)	(236)
USD	46,946	SEK	47,174	7/2/2024	CBK	-	(228)	(228)
USD	47,099	SEK	47,174	7/2/2024	CBK	-	(75)	(75)
USD	47,131	SEK	47,174	7/2/2024	CBK	-	(43)	(43)
USD	47,036	SEK	47,174	7/2/2024	CBK	-	(138)	(138)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	47,200	SEK	47,174	7/2/2024	CBK	$26	$-	$26
USD	47,166	SEK	47,174	7/2/2024	CBK	-	(8)	(8)
CAD	107,152	EUR	107,100	7/3/2024	CBK	52	-	52
CAD	107,183	EUR	107,100	7/3/2024	CBK	83	-	83
CAD	107,201	EUR	107,100	7/3/2024	CBK	101	-	101
CAD	107,246	EUR	107,100	7/3/2024	CBK	146	-	146
CAD	214,239	EUR	214,200	7/3/2024	CBK	39	-	39
CAD	214,336	EUR	214,200	7/3/2024	CBK	136	-	136
CAD	214,336	EUR	214,200	7/3/2024	CBK	136	-	136
CAD	214,353	EUR	214,200	7/3/2024	CBK	153	-	153
CAD	214,371	EUR	214,200	7/3/2024	CBK	171	-	171
CAD	321,666	EUR	321,300	7/3/2024	CBK	366	-	366
TWD	231,257	USD	232,158	7/5/2024	CBK	-	(901)	(901)
TWD	231,257	USD	232,176	7/5/2024	CBK	-	(919)	(919)
TWD	231,257	USD	231,897	7/5/2024	CBK	-	(640)	(640)
TWD	231,257	USD	231,777	7/5/2024	CBK	-	(520)	(520)
TWD	231,257	USD	231,772	7/5/2024	CBK	-	(515)	(515)
TWD	231,257	USD	231,787	7/5/2024	CBK	-	(530)	(530)
TWD	308,342	USD	308,983	7/5/2024	CBK	-	(641)	(641)
TWD	385,428	USD	386,518	7/5/2024	CBK	-	(1,090)	(1,090)
TWD	1,387,541	USD	1,398,514	7/5/2024	CBK	-	(10,973)	(10,973)
TWD	2,235,483	USD	2,240,226	7/5/2024	CBK	-	(4,743)	(4,743)
TWD	3,006,339	USD	3,031,326	7/5/2024	CBK	-	(24,987)	(24,987)
TWD	3,314,682	USD	3,342,143	7/5/2024	CBK	-	(27,461)	(27,461)
TWD	50,259,823	USD	50,345,314	7/5/2024	CBK	-	(85,491)	(85,491)
USD	62,382,839	TWD	62,285,179	7/5/2024	CBK	97,660	-	97,660
INR	29,973	USD	29,991	7/10/2024	CBK	-	(18)	(18)
INR	29,973	USD	29,979	7/10/2024	CBK	-	(6)	(6)
INR	29,973	USD	29,984	7/10/2024	CBK	-	(11)	(11)
INR	29,973	USD	29,990	7/10/2024	CBK	-	(17)	(17)
INR	29,973	USD	29,982	7/10/2024	CBK	-	(9)	(9)
INR	29,973	USD	29,983	7/10/2024	CBK	-	(10)	(10)
INR	29,973	USD	29,984	7/10/2024	CBK	-	(11)	(11)
INR	29,973	USD	29,983	7/10/2024	CBK	-	(10)	(10)
INR	29,973	USD	29,980	7/10/2024	CBK	-	(7)	(7)
INR	29,973	USD	29,979	7/10/2024	CBK	-	(6)	(6)
INR	29,973	USD	29,977	7/10/2024	CBK	-	(4)	(4)
INR	29,973	USD	29,974	7/10/2024	CBK	-	(1)	(1)
INR	59,947	USD	59,967	7/10/2024	CBK	-	(20)	(20)
INR	59,947	USD	59,968	7/10/2024	CBK	-	(21)	(21)
INR	59,947	USD	59,972	7/10/2024	CBK	-	(25)	(25)
INR	59,947	USD	59,969	7/10/2024	CBK	-	(22)	(22)
INR	59,947	USD	59,959	7/10/2024	CBK	-	(12)	(12)
INR	59,947	USD	59,969	7/10/2024	CBK	-	(22)	(22)
INR	59,947	USD	59,969	7/10/2024	CBK	-	(22)	(22)
INR	59,947	USD	59,962	7/10/2024	CBK	-	(15)	(15)
INR	59,947	USD	59,961	7/10/2024	CBK	-	(14)	(14)
INR	59,947	USD	59,958	7/10/2024	CBK	-	(11)	(11)
INR	59,947	USD	59,969	7/10/2024	CBK	-	(22)	(22)
INR	59,947	USD	59,967	7/10/2024	CBK	-	(20)	(20)
INR	59,947	USD	59,967	7/10/2024	CBK	-	(20)	(20)
INR	59,947	USD	59,969	7/10/2024	CBK	-	(22)	(22)
INR	59,947	USD	59,967	7/10/2024	CBK	-	(20)	(20)
INR	59,947	USD	59,970	7/10/2024	CBK	-	(23)	(23)
INR	59,947	USD	59,959	7/10/2024	CBK	-	(12)	(12)
INR	59,947	USD	59,967	7/10/2024	CBK	-	(20)	(20)
INR	59,947	USD	59,968	7/10/2024	CBK	-	(21)	(21)
INR	59,947	USD	59,969	7/10/2024	CBK	-	(22)	(22)
INR	59,947	USD	59,965	7/10/2024	CBK	-	(18)	(18)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	59,947	USD	59,961	7/10/2024	CBK	$-	$(14)	$(14)
INR	59,947	USD	59,959	7/10/2024	CBK	-	(12)	(12)
INR	59,947	USD	59,966	7/10/2024	CBK	-	(19)	(19)
INR	59,947	USD	59,961	7/10/2024	CBK	-	(14)	(14)
INR	59,947	USD	59,958	7/10/2024	CBK	-	(11)	(11)
INR	59,947	USD	59,960	7/10/2024	CBK	-	(13)	(13)
INR	59,947	USD	59,962	7/10/2024	CBK	-	(15)	(15)
INR	59,947	USD	59,959	7/10/2024	CBK	-	(12)	(12)
INR	59,947	USD	59,959	7/10/2024	CBK	-	(12)	(12)
INR	89,920	USD	89,932	7/10/2024	CBK	-	(12)	(12)
INR	89,920	USD	89,922	7/10/2024	CBK	-	(2)	(2)
INR	89,920	USD	89,935	7/10/2024	CBK	-	(15)	(15)
INR	89,920	USD	89,952	7/10/2024	CBK	-	(32)	(32)
INR	89,920	USD	89,940	7/10/2024	CBK	-	(20)	(20)
INR	89,920	USD	89,946	7/10/2024	CBK	-	(26)	(26)
INR	89,920	USD	89,938	7/10/2024	CBK	-	(18)	(18)
INR	89,920	USD	89,946	7/10/2024	CBK	-	(26)	(26)
INR	89,920	USD	89,951	7/10/2024	CBK	-	(31)	(31)
INR	89,920	USD	89,955	7/10/2024	CBK	-	(35)	(35)
INR	89,920	USD	89,949	7/10/2024	CBK	-	(29)	(29)
INR	89,920	USD	89,950	7/10/2024	CBK	-	(30)	(30)
INR	89,920	USD	89,951	7/10/2024	CBK	-	(31)	(31)
INR	89,920	USD	89,943	7/10/2024	CBK	-	(23)	(23)
INR	89,920	USD	89,949	7/10/2024	CBK	-	(29)	(29)
INR	89,920	USD	89,940	7/10/2024	CBK	-	(20)	(20)
INR	89,920	USD	89,946	7/10/2024	CBK	-	(26)	(26)
INR	89,920	USD	89,942	7/10/2024	CBK	-	(22)	(22)
INR	89,920	USD	89,938	7/10/2024	CBK	-	(18)	(18)
INR	89,920	USD	89,942	7/10/2024	CBK	-	(22)	(22)
INR	89,920	USD	89,930	7/10/2024	CBK	-	(10)	(10)
INR	89,920	USD	89,950	7/10/2024	CBK	-	(30)	(30)
INR	119,893	USD	119,940	7/10/2024	CBK	-	(47)	(47)
INR	119,893	USD	119,910	7/10/2024	CBK	-	(17)	(17)
INR	119,893	USD	119,923	7/10/2024	CBK	-	(30)	(30)
INR	1,468,693	USD	1,469,533	7/10/2024	CBK	-	(840)	(840)
INR	1,918,293	USD	1,920,155	7/10/2024	CBK	-	(1,862)	(1,862)
INR	2,188,053	USD	2,190,719	7/10/2024	CBK	-	(2,666)	(2,666)
INR	2,727,572	USD	2,731,371	7/10/2024	CBK	-	(3,799)	(3,799)
INR	3,087,252	USD	3,093,241	7/10/2024	CBK	-	(5,989)	(5,989)
INR	3,536,852	USD	3,544,007	7/10/2024	CBK	-	(7,155)	(7,155)
USD	1,527,363	INR	1,528,639	7/10/2024	CBK	-	(1,276)	(1,276)
USD	1,495,269	INR	1,498,666	7/10/2024	CBK	-	(3,397)	(3,397)
USD	1,469,248	INR	1,468,693	7/10/2024	CBK	555	-	555
USD	1,433,830	INR	1,438,720	7/10/2024	CBK	-	(4,890)	(4,890)
USD	1,345,582	INR	1,348,800	7/10/2024	CBK	-	(3,218)	(3,218)
USD	1,349,455	INR	1,348,800	7/10/2024	CBK	655	-	655
USD	1,075,572	INR	1,079,040	7/10/2024	CBK	-	(3,468)	(3,468)
USD	1,045,725	INR	1,049,066	7/10/2024	CBK	-	(3,341)	(3,341)
USD	1,049,446	INR	1,049,066	7/10/2024	CBK	380	-	380
USD	1,015,859	INR	1,019,093	7/10/2024	CBK	-	(3,234)	(3,234)
USD	837,233	INR	839,253	7/10/2024	CBK	-	(2,020)	(2,020)
USD	836,570	INR	839,253	7/10/2024	CBK	-	(2,683)	(2,683)
USD	839,504	INR	839,253	7/10/2024	CBK	251	-	251
USD	838,404	INR	839,253	7/10/2024	CBK	-	(849)	(849)
USD	777,987	INR	779,306	7/10/2024	CBK	-	(1,319)	(1,319)
USD	537,757	INR	539,520	7/10/2024	CBK	-	(1,763)	(1,763)
USD	298,740	INR	299,733	7/10/2024	CBK	-	(993)	(993)
USD	239,051	INR	239,787	7/10/2024	CBK	-	(736)	(736)
USD	179,358	INR	179,840	7/10/2024	CBK	-	(482)	(482)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	149,400	INR	149,867	7/10/2024	CBK	$-	$(467)	$(467)
USD	119,574	INR	119,893	7/10/2024	CBK	-	(319)	(319)
USD	119,550	INR	119,893	7/10/2024	CBK	-	(343)	(343)
USD	119,545	INR	119,893	7/10/2024	CBK	-	(348)	(348)
USD	119,563	INR	119,893	7/10/2024	CBK	-	(330)	(330)
USD	89,639	INR	89,920	7/10/2024	CBK	-	(281)	(281)
USD	89,641	INR	89,920	7/10/2024	CBK	-	(279)	(279)
USD	89,624	INR	89,920	7/10/2024	CBK	-	(296)	(296)
USD	59,755	INR	59,947	7/10/2024	CBK	-	(192)	(192)
USD	59,757	INR	59,947	7/10/2024	CBK	-	(190)	(190)
USD	59,760	INR	59,947	7/10/2024	CBK	-	(187)	(187)
USD	59,774	INR	59,947	7/10/2024	CBK	-	(173)	(173)
USD	29,878	INR	29,973	7/10/2024	CBK	-	(95)	(95)
USD	29,878	INR	29,973	7/10/2024	CBK	-	(95)	(95)
USD	2,188,100	THB	2,181,727	7/12/2024	CBK	6,373	-	6,373
USD	1,846,131	THB	1,840,832	7/12/2024	CBK	5,299	-	5,299
USD	1,778,434	THB	1,772,653	7/12/2024	CBK	5,781	-	5,781
USD	1,777,340	THB	1,772,653	7/12/2024	CBK	4,687	-	4,687
USD	1,777,606	THB	1,772,653	7/12/2024	CBK	4,953	-	4,953
USD	1,709,848	THB	1,704,474	7/12/2024	CBK	5,374	-	5,374
USD	1,640,792	THB	1,636,295	7/12/2024	CBK	4,497	-	4,497
USD	1,573,166	THB	1,568,116	7/12/2024	CBK	5,050	-	5,050
USD	1,572,693	THB	1,568,116	7/12/2024	CBK	4,577	-	4,577
USD	1,436,180	THB	1,431,758	7/12/2024	CBK	4,422	-	4,422
USD	1,299,195	THB	1,295,400	7/12/2024	CBK	3,795	-	3,795
USD	1,298,907	THB	1,295,400	7/12/2024	CBK	3,507	-	3,507
USD	1,298,722	THB	1,295,400	7/12/2024	CBK	3,322	-	3,322
USD	1,230,821	THB	1,227,221	7/12/2024	CBK	3,600	-	3,600
USD	1,162,660	THB	1,159,042	7/12/2024	CBK	3,618	-	3,618
USD	1,025,958	THB	1,022,684	7/12/2024	CBK	3,274	-	3,274
USD	888,989	THB	886,327	7/12/2024	CBK	2,662	-	2,662
USD	820,441	THB	818,148	7/12/2024	CBK	2,293	-	2,293
USD	615,405	THB	613,611	7/12/2024	CBK	1,794	-	1,794
USD	273,508	THB	272,716	7/12/2024	CBK	792	-	792
SEK	272	USD	275	7/18/2024	CBK	-	(3)	(3)
SEK	865	USD	885	7/18/2024	CBK	-	(20)	(20)
SEK	2,658	USD	2,679	7/18/2024	CBK	-	(21)	(21)
SEK	4,686	USD	4,791	7/18/2024	CBK	-	(105)	(105)
SEK	5,477	USD	5,537	7/18/2024	CBK	-	(60)	(60)
SEK	12,870	USD	13,014	7/18/2024	CBK	-	(144)	(144)
USD	9,117	SEK	9,058	7/18/2024	CBK	59	-	59
USD	8,694	SEK	8,499	7/18/2024	CBK	195	-	195
USD	5,210	SEK	5,187	7/18/2024	CBK	23	-	23
USD	3,256	SEK	3,222	7/18/2024	CBK	34	-	34
USD	1,409	SEK	1,397	7/18/2024	CBK	12	-	12
USD	1,121	SEK	1,114	7/18/2024	CBK	7	-	7
USD	636	SEK	636	7/18/2024	CBK	-	-	-
USD	46,117,713	TWD	45,793,828	7/22/2024	CBK	323,885	-	323,885
USD	541,162	TWD	540,568	7/22/2024	CBK	594	-	594
USD	460,958	TWD	463,344	7/22/2024	CBK	-	(2,386)	(2,386)
USD	464,382	TWD	463,344	7/22/2024	CBK	1,038	-	1,038
USD	461,128	TWD	463,344	7/22/2024	CBK	-	(2,216)	(2,216)
USD	460,614	TWD	463,344	7/22/2024	CBK	-	(2,730)	(2,730)
USD	462,050	TWD	463,344	7/22/2024	CBK	-	(1,294)	(1,294)
USD	384,008	TWD	386,120	7/22/2024	CBK	-	(2,112)	(2,112)
USD	384,094	TWD	386,120	7/22/2024	CBK	-	(2,026)	(2,026)
USD	383,541	TWD	386,120	7/22/2024	CBK	-	(2,579)	(2,579)
USD	385,161	TWD	386,120	7/22/2024	CBK	-	(959)	(959)
USD	309,847	TWD	308,896	7/22/2024	CBK	951	-	951

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	307,128	TWD	308,896	7/22/2024	CBK	$-	$(1,768)	$(1,768)
USD	306,653	TWD	308,896	7/22/2024	CBK	-	(2,243)	(2,243)
USD	306,871	TWD	308,896	7/22/2024	CBK	-	(2,025)	(2,025)
USD	308,034	TWD	308,896	7/22/2024	CBK	-	(862)	(862)
USD	308,102	TWD	308,896	7/22/2024	CBK	-	(794)	(794)
USD	308,280	TWD	308,896	7/22/2024	CBK	-	(616)	(616)
USD	308,490	TWD	308,896	7/22/2024	CBK	-	(406)	(406)
USD	307,853	TWD	308,896	7/22/2024	CBK	-	(1,043)	(1,043)
USD	232,356	TWD	231,672	7/22/2024	CBK	684	-	684
USD	230,353	TWD	231,672	7/22/2024	CBK	-	(1,319)	(1,319)
USD	230,755	TWD	231,672	7/22/2024	CBK	-	(917)	(917)
USD	230,684	TWD	231,672	7/22/2024	CBK	-	(988)	(988)
USD	231,032	TWD	231,672	7/22/2024	CBK	-	(640)	(640)
USD	231,111	TWD	231,672	7/22/2024	CBK	-	(561)	(561)
USD	231,061	TWD	231,672	7/22/2024	CBK	-	(611)	(611)
USD	231,075	TWD	231,672	7/22/2024	CBK	-	(597)	(597)
USD	231,089	TWD	231,672	7/22/2024	CBK	-	(583)	(583)
USD	231,016	TWD	231,672	7/22/2024	CBK	-	(656)	(656)
USD	231,061	TWD	231,672	7/22/2024	CBK	-	(611)	(611)
USD	230,783	TWD	231,672	7/22/2024	CBK	-	(889)	(889)
USD	154,861	TWD	154,448	7/22/2024	CBK	413	-	413
USD	154,923	TWD	154,448	7/22/2024	CBK	475	-	475
USD	154,963	TWD	154,448	7/22/2024	CBK	515	-	515
USD	155,429	TWD	154,448	7/22/2024	CBK	981	-	981
USD	154,646	TWD	154,448	7/22/2024	CBK	198	-	198
USD	154,681	TWD	154,448	7/22/2024	CBK	233	-	233
USD	154,086	TWD	154,448	7/22/2024	CBK	-	(362)	(362)
USD	153,445	TWD	154,448	7/22/2024	CBK	-	(1,003)	(1,003)
USD	153,613	TWD	154,448	7/22/2024	CBK	-	(835)	(835)
USD	154,118	TWD	154,448	7/22/2024	CBK	-	(330)	(330)
USD	154,689	TWD	154,448	7/22/2024	CBK	241	-	241
USD	154,248	TWD	154,448	7/22/2024	CBK	-	(200)	(200)
USD	77,435	TWD	77,224	7/22/2024	CBK	211	-	211
USD	77,693	TWD	77,224	7/22/2024	CBK	469	-	469
USD	77,548	TWD	77,224	7/22/2024	CBK	324	-	324
USD	77,323	TWD	77,224	7/22/2024	CBK	99	-	99
USD	77,287	TWD	77,224	7/22/2024	CBK	63	-	63
USD	77,340	TWD	77,224	7/22/2024	CBK	116	-	116
USD	76,732	TWD	77,224	7/22/2024	CBK	-	(492)	(492)
USD	76,814	TWD	77,224	7/22/2024	CBK	-	(410)	(410)
USD	76,770	TWD	77,224	7/22/2024	CBK	-	(454)	(454)
USD	76,806	TWD	77,224	7/22/2024	CBK	-	(418)	(418)
USD	76,976	TWD	77,224	7/22/2024	CBK	-	(248)	(248)
USD	77,025	TWD	77,224	7/22/2024	CBK	-	(199)	(199)
USD	77,023	TWD	77,224	7/22/2024	CBK	-	(201)	(201)
USD	77,042	TWD	77,224	7/22/2024	CBK	-	(182)	(182)
USD	77,142	TWD	77,224	7/22/2024	CBK	-	(82)	(82)
USD	77,068	TWD	77,224	7/22/2024	CBK	-	(156)	(156)
USD	76,930	TWD	77,224	7/22/2024	CBK	-	(294)	(294)
INR	29,962	USD	30,034	7/23/2024	CBK	-	(72)	(72)
INR	29,962	USD	30,035	7/23/2024	CBK	-	(73)	(73)
INR	29,962	USD	30,032	7/23/2024	CBK	-	(70)	(70)
INR	29,962	USD	30,027	7/23/2024	CBK	-	(65)	(65)
INR	29,962	USD	30,036	7/23/2024	CBK	-	(74)	(74)
INR	29,962	USD	30,041	7/23/2024	CBK	-	(79)	(79)
INR	29,962	USD	30,046	7/23/2024	CBK	-	(84)	(84)
INR	29,962	USD	30,040	7/23/2024	CBK	-	(78)	(78)
INR	29,962	USD	30,014	7/23/2024	CBK	-	(52)	(52)
INR	29,962	USD	30,020	7/23/2024	CBK	-	(58)	(58)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	29,962	USD	30,015	7/23/2024	CBK	$-	$(53)	$(53)
INR	29,962	USD	30,011	7/23/2024	CBK	-	(49)	(49)
INR	29,962	USD	30,011	7/23/2024	CBK	-	(49)	(49)
INR	29,962	USD	30,014	7/23/2024	CBK	-	(52)	(52)
INR	29,962	USD	30,014	7/23/2024	CBK	-	(52)	(52)
INR	29,962	USD	30,013	7/23/2024	CBK	-	(51)	(51)
INR	29,962	USD	30,012	7/23/2024	CBK	-	(50)	(50)
INR	29,962	USD	30,013	7/23/2024	CBK	-	(51)	(51)
INR	29,962	USD	30,012	7/23/2024	CBK	-	(50)	(50)
INR	29,962	USD	30,015	7/23/2024	CBK	-	(53)	(53)
INR	29,962	USD	30,013	7/23/2024	CBK	-	(51)	(51)
INR	29,962	USD	30,016	7/23/2024	CBK	-	(54)	(54)
INR	29,962	USD	30,016	7/23/2024	CBK	-	(54)	(54)
INR	29,962	USD	30,017	7/23/2024	CBK	-	(55)	(55)
INR	29,962	USD	30,017	7/23/2024	CBK	-	(55)	(55)
INR	29,962	USD	30,012	7/23/2024	CBK	-	(50)	(50)
INR	29,962	USD	30,015	7/23/2024	CBK	-	(53)	(53)
INR	29,962	USD	30,015	7/23/2024	CBK	-	(53)	(53)
INR	59,923	USD	60,065	7/23/2024	CBK	-	(142)	(142)
INR	59,923	USD	60,071	7/23/2024	CBK	-	(148)	(148)
INR	59,923	USD	60,073	7/23/2024	CBK	-	(150)	(150)
INR	59,923	USD	60,074	7/23/2024	CBK	-	(151)	(151)
INR	59,923	USD	60,073	7/23/2024	CBK	-	(150)	(150)
INR	59,923	USD	60,071	7/23/2024	CBK	-	(148)	(148)
INR	59,923	USD	60,070	7/23/2024	CBK	-	(147)	(147)
INR	59,923	USD	60,077	7/23/2024	CBK	-	(154)	(154)
INR	59,923	USD	60,076	7/23/2024	CBK	-	(153)	(153)
INR	59,923	USD	60,056	7/23/2024	CBK	-	(133)	(133)
INR	59,923	USD	60,063	7/23/2024	CBK	-	(140)	(140)
INR	59,923	USD	60,065	7/23/2024	CBK	-	(142)	(142)
INR	59,923	USD	60,070	7/23/2024	CBK	-	(147)	(147)
INR	59,923	USD	60,063	7/23/2024	CBK	-	(140)	(140)
INR	59,923	USD	60,061	7/23/2024	CBK	-	(138)	(138)
INR	59,923	USD	60,073	7/23/2024	CBK	-	(150)	(150)
INR	59,923	USD	60,063	7/23/2024	CBK	-	(140)	(140)
INR	59,923	USD	60,062	7/23/2024	CBK	-	(139)	(139)
INR	59,923	USD	60,057	7/23/2024	CBK	-	(134)	(134)
INR	59,923	USD	60,019	7/23/2024	CBK	-	(96)	(96)
INR	59,923	USD	60,090	7/23/2024	CBK	-	(167)	(167)
INR	59,923	USD	60,082	7/23/2024	CBK	-	(159)	(159)
INR	59,923	USD	60,084	7/23/2024	CBK	-	(161)	(161)
INR	59,923	USD	60,088	7/23/2024	CBK	-	(165)	(165)
INR	59,923	USD	60,092	7/23/2024	CBK	-	(169)	(169)
INR	59,923	USD	60,084	7/23/2024	CBK	-	(161)	(161)
INR	59,923	USD	60,084	7/23/2024	CBK	-	(161)	(161)
INR	59,923	USD	60,084	7/23/2024	CBK	-	(161)	(161)
INR	59,923	USD	60,081	7/23/2024	CBK	-	(158)	(158)
INR	59,923	USD	60,061	7/23/2024	CBK	-	(138)	(138)
INR	59,923	USD	60,040	7/23/2024	CBK	-	(117)	(117)
INR	59,923	USD	60,029	7/23/2024	CBK	-	(106)	(106)
INR	59,923	USD	60,025	7/23/2024	CBK	-	(102)	(102)
INR	59,923	USD	60,026	7/23/2024	CBK	-	(103)	(103)
INR	59,923	USD	60,019	7/23/2024	CBK	-	(96)	(96)
INR	59,923	USD	60,030	7/23/2024	CBK	-	(107)	(107)
INR	59,923	USD	60,032	7/23/2024	CBK	-	(109)	(109)
INR	59,923	USD	60,030	7/23/2024	CBK	-	(107)	(107)
INR	59,923	USD	60,027	7/23/2024	CBK	-	(104)	(104)
INR	59,923	USD	60,032	7/23/2024	CBK	-	(109)	(109)
INR	59,923	USD	60,022	7/23/2024	CBK	-	(99)	(99)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	59,923	USD	60,024	7/23/2024	CBK	$-	$(101)	$(101)
INR	59,923	USD	60,029	7/23/2024	CBK	-	(106)	(106)
INR	59,923	USD	60,034	7/23/2024	CBK	-	(111)	(111)
INR	59,923	USD	60,019	7/23/2024	CBK	-	(96)	(96)
INR	59,923	USD	60,020	7/23/2024	CBK	-	(97)	(97)
INR	59,923	USD	60,017	7/23/2024	CBK	-	(94)	(94)
INR	59,923	USD	60,027	7/23/2024	CBK	-	(104)	(104)
INR	59,923	USD	60,010	7/23/2024	CBK	-	(87)	(87)
INR	59,923	USD	60,028	7/23/2024	CBK	-	(105)	(105)
INR	59,923	USD	60,020	7/23/2024	CBK	-	(97)	(97)
INR	59,923	USD	60,013	7/23/2024	CBK	-	(90)	(90)
INR	59,923	USD	60,006	7/23/2024	CBK	-	(83)	(83)
INR	59,923	USD	60,089	7/23/2024	CBK	-	(166)	(166)
INR	89,885	USD	90,109	7/23/2024	CBK	-	(224)	(224)
INR	89,885	USD	90,099	7/23/2024	CBK	-	(214)	(214)
INR	89,885	USD	90,093	7/23/2024	CBK	-	(208)	(208)
INR	89,885	USD	90,085	7/23/2024	CBK	-	(200)	(200)
INR	89,885	USD	90,095	7/23/2024	CBK	-	(210)	(210)
INR	89,885	USD	90,099	7/23/2024	CBK	-	(214)	(214)
INR	89,885	USD	90,099	7/23/2024	CBK	-	(214)	(214)
INR	89,885	USD	90,097	7/23/2024	CBK	-	(212)	(212)
INR	89,885	USD	90,115	7/23/2024	CBK	-	(230)	(230)
INR	89,885	USD	90,111	7/23/2024	CBK	-	(226)	(226)
INR	89,885	USD	90,109	7/23/2024	CBK	-	(224)	(224)
INR	89,885	USD	90,101	7/23/2024	CBK	-	(216)	(216)
INR	89,885	USD	90,076	7/23/2024	CBK	-	(191)	(191)
INR	89,885	USD	90,019	7/23/2024	CBK	-	(134)	(134)
INR	89,885	USD	90,021	7/23/2024	CBK	-	(136)	(136)
INR	89,885	USD	90,131	7/23/2024	CBK	-	(246)	(246)
INR	89,885	USD	90,123	7/23/2024	CBK	-	(238)	(238)
INR	89,885	USD	90,137	7/23/2024	CBK	-	(252)	(252)
INR	89,885	USD	90,139	7/23/2024	CBK	-	(254)	(254)
INR	89,885	USD	90,116	7/23/2024	CBK	-	(231)	(231)
INR	89,885	USD	90,106	7/23/2024	CBK	-	(221)	(221)
INR	89,885	USD	90,050	7/23/2024	CBK	-	(165)	(165)
INR	89,885	USD	90,047	7/23/2024	CBK	-	(162)	(162)
INR	89,885	USD	90,037	7/23/2024	CBK	-	(152)	(152)
INR	89,885	USD	90,073	7/23/2024	CBK	-	(188)	(188)
INR	89,885	USD	90,023	7/23/2024	CBK	-	(138)	(138)
INR	89,885	USD	90,017	7/23/2024	CBK	-	(132)	(132)
INR	89,885	USD	90,022	7/23/2024	CBK	-	(137)	(137)
INR	89,885	USD	90,014	7/23/2024	CBK	-	(129)	(129)
INR	89,885	USD	90,014	7/23/2024	CBK	-	(129)	(129)
INR	89,885	USD	90,003	7/23/2024	CBK	-	(118)	(118)
INR	89,885	USD	90,141	7/23/2024	CBK	-	(256)	(256)
INR	89,885	USD	90,138	7/23/2024	CBK	-	(253)	(253)
INR	89,885	USD	90,135	7/23/2024	CBK	-	(250)	(250)
INR	119,847	USD	120,112	7/23/2024	CBK	-	(265)	(265)
INR	119,847	USD	120,140	7/23/2024	CBK	-	(293)	(293)
INR	119,847	USD	120,128	7/23/2024	CBK	-	(281)	(281)
INR	119,847	USD	120,138	7/23/2024	CBK	-	(291)	(291)
INR	119,847	USD	120,030	7/23/2024	CBK	-	(183)	(183)
INR	119,847	USD	120,028	7/23/2024	CBK	-	(181)	(181)
INR	119,847	USD	120,035	7/23/2024	CBK	-	(188)	(188)
INR	119,847	USD	120,038	7/23/2024	CBK	-	(191)	(191)
INR	119,847	USD	120,037	7/23/2024	CBK	-	(190)	(190)
INR	119,847	USD	120,174	7/23/2024	CBK	-	(327)	(327)
INR	119,847	USD	120,170	7/23/2024	CBK	-	(323)	(323)
INR	119,847	USD	120,168	7/23/2024	CBK	-	(321)	(321)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	119,847	USD	120,184	7/23/2024	CBK	$-	$(337)	$(337)
INR	119,847	USD	120,165	7/23/2024	CBK	-	(318)	(318)
INR	119,847	USD	120,164	7/23/2024	CBK	-	(317)	(317)
INR	119,847	USD	120,139	7/23/2024	CBK	-	(292)	(292)
INR	119,847	USD	120,079	7/23/2024	CBK	-	(232)	(232)
INR	119,847	USD	120,068	7/23/2024	CBK	-	(221)	(221)
INR	119,847	USD	120,097	7/23/2024	CBK	-	(250)	(250)
INR	119,847	USD	120,052	7/23/2024	CBK	-	(205)	(205)
INR	119,847	USD	120,076	7/23/2024	CBK	-	(229)	(229)
INR	119,847	USD	120,009	7/23/2024	CBK	-	(162)	(162)
INR	119,847	USD	120,005	7/23/2024	CBK	-	(158)	(158)
INR	119,847	USD	120,022	7/23/2024	CBK	-	(175)	(175)
INR	119,847	USD	120,022	7/23/2024	CBK	-	(175)	(175)
INR	119,847	USD	120,189	7/23/2024	CBK	-	(342)	(342)
INR	119,847	USD	120,192	7/23/2024	CBK	-	(345)	(345)
INR	119,847	USD	120,163	7/23/2024	CBK	-	(316)	(316)
INR	119,847	USD	120,183	7/23/2024	CBK	-	(336)	(336)
INR	119,847	USD	120,181	7/23/2024	CBK	-	(334)	(334)
INR	119,847	USD	120,175	7/23/2024	CBK	-	(328)	(328)
INR	149,808	USD	150,035	7/23/2024	CBK	-	(227)	(227)
INR	149,808	USD	150,053	7/23/2024	CBK	-	(245)	(245)
INR	149,808	USD	150,218	7/23/2024	CBK	-	(410)	(410)
INR	149,808	USD	150,231	7/23/2024	CBK	-	(423)	(423)
INR	149,808	USD	150,071	7/23/2024	CBK	-	(263)	(263)
INR	149,808	USD	150,024	7/23/2024	CBK	-	(216)	(216)
INR	149,808	USD	150,209	7/23/2024	CBK	-	(401)	(401)
INR	149,808	USD	150,219	7/23/2024	CBK	-	(411)	(411)
INR	149,808	USD	150,184	7/23/2024	CBK	-	(376)	(376)
INR	149,808	USD	150,243	7/23/2024	CBK	-	(435)	(435)
INR	179,770	USD	180,009	7/23/2024	CBK	-	(239)	(239)
INR	179,770	USD	180,016	7/23/2024	CBK	-	(246)	(246)
INR	179,770	USD	180,016	7/23/2024	CBK	-	(246)	(246)
INR	179,770	USD	180,053	7/23/2024	CBK	-	(283)	(283)
INR	179,770	USD	180,228	7/23/2024	CBK	-	(458)	(458)
INR	179,770	USD	180,046	7/23/2024	CBK	-	(276)	(276)
INR	179,770	USD	180,055	7/23/2024	CBK	-	(285)	(285)
INR	179,770	USD	180,290	7/23/2024	CBK	-	(520)	(520)
INR	179,770	USD	180,290	7/23/2024	CBK	-	(520)	(520)
INR	179,770	USD	180,255	7/23/2024	CBK	-	(485)	(485)
INR	179,770	USD	180,282	7/23/2024	CBK	-	(512)	(512)
INR	179,770	USD	180,226	7/23/2024	CBK	-	(456)	(456)
INR	179,770	USD	180,286	7/23/2024	CBK	-	(516)	(516)
INR	209,732	USD	210,298	7/23/2024	CBK	-	(566)	(566)
INR	239,693	USD	240,375	7/23/2024	CBK	-	(682)	(682)
INR	239,693	USD	240,294	7/23/2024	CBK	-	(601)	(601)
INR	1,018,696	USD	1,020,502	7/23/2024	CBK	-	(1,806)	(1,806)
INR	2,486,817	USD	2,493,259	7/23/2024	CBK	-	(6,442)	(6,442)
INR	2,786,433	USD	2,792,598	7/23/2024	CBK	-	(6,165)	(6,165)
INR	3,445,590	USD	3,454,919	7/23/2024	CBK	-	(9,329)	(9,329)
USD	2,092,387	INR	2,097,315	7/23/2024	CBK	-	(4,928)	(4,928)
USD	2,032,146	INR	2,037,392	7/23/2024	CBK	-	(5,246)	(5,246)
USD	1,974,154	INR	1,977,469	7/23/2024	CBK	-	(3,315)	(3,315)
USD	1,554,621	INR	1,558,006	7/23/2024	CBK	-	(3,385)	(3,385)
USD	1,554,201	INR	1,558,006	7/23/2024	CBK	-	(3,805)	(3,805)
USD	1,464,603	INR	1,468,121	7/23/2024	CBK	-	(3,518)	(3,518)
USD	1,195,429	INR	1,198,466	7/23/2024	CBK	-	(3,037)	(3,037)
USD	1,046,707	INR	1,048,658	7/23/2024	CBK	-	(1,951)	(1,951)
USD	986,806	INR	988,734	7/23/2024	CBK	-	(1,928)	(1,928)
USD	956,936	INR	958,773	7/23/2024	CBK	-	(1,837)	(1,837)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	927,102	INR	928,811	7/23/2024	CBK	$-	$(1,709)	$(1,709)
USD	777,568	INR	779,003	7/23/2024	CBK	-	(1,435)	(1,435)
USD	747,694	INR	749,041	7/23/2024	CBK	-	(1,347)	(1,347)
USD	747,580	INR	749,041	7/23/2024	CBK	-	(1,461)	(1,461)
USD	687,440	INR	689,118	7/23/2024	CBK	-	(1,678)	(1,678)
USD	688,086	INR	689,118	7/23/2024	CBK	-	(1,032)	(1,032)
USD	687,887	INR	689,118	7/23/2024	CBK	-	(1,231)	(1,231)
USD	657,925	INR	659,156	7/23/2024	CBK	-	(1,231)	(1,231)
USD	657,973	INR	659,156	7/23/2024	CBK	-	(1,183)	(1,183)
USD	627,823	INR	629,195	7/23/2024	CBK	-	(1,372)	(1,372)
USD	568,209	INR	569,271	7/23/2024	CBK	-	(1,062)	(1,062)
USD	508,097	INR	509,348	7/23/2024	CBK	-	(1,251)	(1,251)
USD	508,598	INR	509,348	7/23/2024	CBK	-	(750)	(750)
USD	478,546	INR	479,386	7/23/2024	CBK	-	(840)	(840)
USD	269,174	INR	269,655	7/23/2024	CBK	-	(481)	(481)
USD	239,463	INR	239,693	7/23/2024	CBK	-	(230)	(230)
USD	89,697	INR	89,885	7/23/2024	CBK	-	(188)	(188)
USD	59,871	INR	59,923	7/23/2024	CBK	-	(52)	(52)
USD	29,919	INR	29,962	7/23/2024	CBK	-	(43)	(43)
USD	29,925	INR	29,962	7/23/2024	CBK	-	(37)	(37)
USD	29,923	INR	29,962	7/23/2024	CBK	-	(39)	(39)
USD	29,919	INR	29,962	7/23/2024	CBK	-	(43)	(43)
USD	29,911	INR	29,962	7/23/2024	CBK	-	(51)	(51)
USD	29,916	INR	29,962	7/23/2024	CBK	-	(46)	(46)
USD	29,922	INR	29,962	7/23/2024	CBK	-	(40)	(40)
USD	29,914	INR	29,962	7/23/2024	CBK	-	(48)	(48)
USD	29,911	INR	29,962	7/23/2024	CBK	-	(51)	(51)
SGD	885,969	USD	888,536	7/26/2024	CBK	-	(2,567)	(2,567)
SGD	1,845,770	USD	1,852,770	7/26/2024	CBK	-	(7,000)	(7,000)
SGD	4,282,185	USD	4,286,906	7/26/2024	CBK	-	(4,721)	(4,721)
SGD	6,201,786	USD	6,253,192	7/26/2024	CBK	-	(51,406)	(51,406)
SGD	7,013,924	USD	7,023,752	7/26/2024	CBK	-	(9,828)	(9,828)
SGD	9,155,017	USD	9,207,617	7/26/2024	CBK	-	(52,600)	(52,600)
SGD	12,477,402	USD	12,512,466	7/26/2024	CBK	-	(35,064)	(35,064)
SGD	18,162,372	USD	18,175,370	7/26/2024	CBK	-	(12,998)	(12,998)
SGD	19,934,311	USD	20,050,349	7/26/2024	CBK	-	(116,038)	(116,038)
SGD	29,753,805	USD	29,986,413	7/26/2024	CBK	-	(232,608)	(232,608)
SGD	29,901,466	USD	30,003,240	7/26/2024	CBK	-	(101,774)	(101,774)
SGD	33,297,682	USD	33,588,061	7/26/2024	CBK	-	(290,379)	(290,379)
SGD	111,584,977	USD	112,043,311	7/26/2024	CBK	-	(458,334)	(458,334)
SGD	146,748,927	USD	147,322,864	7/26/2024	CBK	-	(573,937)	(573,937)
USD	228,050,421	SGD	227,472,637	7/26/2024	CBK	577,784	-	577,784
USD	147,322,863	SGD	146,748,927	7/26/2024	CBK	573,936	-	573,936
USD	112,043,310	SGD	111,584,976	7/26/2024	CBK	458,334	-	458,334
USD	46,471,105	SGD	46,587,223	7/26/2024	CBK	-	(116,118)	(116,118)
USD	39,643,591	SGD	39,720,960	7/26/2024	CBK	-	(77,369)	(77,369)
USD	33,588,061	SGD	33,297,682	7/26/2024	CBK	290,379	-	290,379
USD	30,003,240	SGD	29,901,466	7/26/2024	CBK	101,774	-	101,774
USD	29,986,413	SGD	29,753,805	7/26/2024	CBK	232,608	-	232,608
USD	20,050,349	SGD	19,934,311	7/26/2024	CBK	116,038	-	116,038
USD	18,175,370	SGD	18,162,372	7/26/2024	CBK	12,998	-	12,998
USD	12,512,466	SGD	12,477,402	7/26/2024	CBK	35,064	-	35,064
USD	9,207,617	SGD	9,155,017	7/26/2024	CBK	52,600	-	52,600
USD	7,023,752	SGD	7,013,924	7/26/2024	CBK	9,828	-	9,828
USD	6,253,192	SGD	6,201,786	7/26/2024	CBK	51,406	-	51,406
USD	4,286,906	SGD	4,282,185	7/26/2024	CBK	4,721	-	4,721
USD	1,852,770	SGD	1,845,770	7/26/2024	CBK	7,000	-	7,000
USD	1,378,857	THB	1,365,108	7/26/2024	CBK	13,749	-	13,749
USD	888,536	SGD	885,969	7/26/2024	CBK	2,567	-	2,567

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	29,956	USD	29,949	7/29/2024	CBK	$7	$-	$7
INR	29,956	USD	29,949	7/29/2024	CBK	7	-	7
INR	29,956	USD	29,955	7/29/2024	CBK	1	-	1
INR	29,956	USD	29,959	7/29/2024	CBK	-	(3)	(3)
INR	59,913	USD	59,862	7/29/2024	CBK	51	-	51
INR	59,913	USD	59,912	7/29/2024	CBK	1	-	1
INR	89,869	USD	89,807	7/29/2024	CBK	62	-	62
INR	89,869	USD	89,803	7/29/2024	CBK	66	-	66
INR	89,869	USD	89,797	7/29/2024	CBK	72	-	72
INR	119,825	USD	119,741	7/29/2024	CBK	84	-	84
INR	119,825	USD	119,724	7/29/2024	CBK	101	-	101
INR	119,825	USD	119,719	7/29/2024	CBK	106	-	106
INR	149,781	USD	149,677	7/29/2024	CBK	104	-	104
INR	149,781	USD	149,663	7/29/2024	CBK	118	-	118
INR	149,781	USD	149,690	7/29/2024	CBK	91	-	91
INR	149,781	USD	149,666	7/29/2024	CBK	115	-	115
INR	149,781	USD	149,707	7/29/2024	CBK	74	-	74
INR	149,781	USD	149,653	7/29/2024	CBK	128	-	128
INR	149,781	USD	149,691	7/29/2024	CBK	90	-	90
INR	149,781	USD	149,706	7/29/2024	CBK	75	-	75
INR	149,781	USD	149,586	7/29/2024	CBK	195	-	195
INR	209,694	USD	209,538	7/29/2024	CBK	156	-	156
INR	209,694	USD	209,566	7/29/2024	CBK	128	-	128
INR	209,694	USD	209,570	7/29/2024	CBK	124	-	124
INR	209,694	USD	209,551	7/29/2024	CBK	143	-	143
INR	239,650	USD	239,494	7/29/2024	CBK	156	-	156
INR	299,563	USD	299,187	7/29/2024	CBK	376	-	376
INR	359,475	USD	359,134	7/29/2024	CBK	341	-	341
INR	389,431	USD	389,041	7/29/2024	CBK	390	-	390
INR	419,388	USD	418,989	7/29/2024	CBK	399	-	399
INR	419,388	USD	418,940	7/29/2024	CBK	448	-	448
INR	569,169	USD	568,787	7/29/2024	CBK	382	-	382
INR	629,082	USD	628,613	7/29/2024	CBK	469	-	469
INR	659,038	USD	658,630	7/29/2024	CBK	408	-	408
INR	748,907	USD	748,378	7/29/2024	CBK	529	-	529
INR	748,907	USD	748,443	7/29/2024	CBK	464	-	464
INR	1,348,032	USD	1,347,057	7/29/2024	CBK	975	-	975
INR	1,857,288	USD	1,856,796	7/29/2024	CBK	492	-	492
USD	1,045,740	INR	1,048,469	7/29/2024	CBK	-	(2,729)	(2,729)
USD	597,768	INR	599,125	7/29/2024	CBK	-	(1,357)	(1,357)
USD	448,335	INR	449,344	7/29/2024	CBK	-	(1,009)	(1,009)
USD	358,715	INR	359,475	7/29/2024	CBK	-	(760)	(760)
USD	328,833	INR	329,519	7/29/2024	CBK	-	(686)	(686)
USD	298,892	INR	299,563	7/29/2024	CBK	-	(671)	(671)
USD	268,896	INR	269,606	7/29/2024	CBK	-	(710)	(710)
USD	239,043	INR	239,650	7/29/2024	CBK	-	(607)	(607)
USD	209,180	INR	209,694	7/29/2024	CBK	-	(514)	(514)
USD	209,184	INR	209,694	7/29/2024	CBK	-	(510)	(510)
USD	209,143	INR	209,694	7/29/2024	CBK	-	(551)	(551)
USD	179,287	INR	179,738	7/29/2024	CBK	-	(451)	(451)
USD	179,318	INR	179,738	7/29/2024	CBK	-	(420)	(420)
USD	179,304	INR	179,738	7/29/2024	CBK	-	(434)	(434)
USD	179,291	INR	179,738	7/29/2024	CBK	-	(447)	(447)
USD	179,262	INR	179,738	7/29/2024	CBK	-	(476)	(476)
USD	179,272	INR	179,738	7/29/2024	CBK	-	(466)	(466)
USD	179,272	INR	179,738	7/29/2024	CBK	-	(466)	(466)
USD	179,270	INR	179,738	7/29/2024	CBK	-	(468)	(468)
USD	179,270	INR	179,738	7/29/2024	CBK	-	(468)	(468)
USD	179,257	INR	179,738	7/29/2024	CBK	-	(481)	(481)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	179,252	INR	179,738	7/29/2024	CBK	$-	$(486)	$(486)
USD	179,255	INR	179,738	7/29/2024	CBK	-	(483)	(483)
USD	179,260	INR	179,738	7/29/2024	CBK	-	(478)	(478)
USD	179,319	INR	179,738	7/29/2024	CBK	-	(419)	(419)
USD	179,319	INR	179,738	7/29/2024	CBK	-	(419)	(419)
USD	179,334	INR	179,738	7/29/2024	CBK	-	(404)	(404)
USD	179,327	INR	179,738	7/29/2024	CBK	-	(411)	(411)
USD	149,407	INR	149,781	7/29/2024	CBK	-	(374)	(374)
USD	149,409	INR	149,781	7/29/2024	CBK	-	(372)	(372)
USD	149,385	INR	149,781	7/29/2024	CBK	-	(396)	(396)
USD	149,393	INR	149,781	7/29/2024	CBK	-	(388)	(388)
USD	149,378	INR	149,781	7/29/2024	CBK	-	(403)	(403)
USD	149,387	INR	149,781	7/29/2024	CBK	-	(394)	(394)
USD	149,394	INR	149,781	7/29/2024	CBK	-	(387)	(387)
USD	149,388	INR	149,781	7/29/2024	CBK	-	(393)	(393)
USD	149,389	INR	149,781	7/29/2024	CBK	-	(392)	(392)
USD	149,434	INR	149,781	7/29/2024	CBK	-	(347)	(347)
USD	149,429	INR	149,781	7/29/2024	CBK	-	(352)	(352)
USD	119,522	INR	119,825	7/29/2024	CBK	-	(303)	(303)
USD	119,513	INR	119,825	7/29/2024	CBK	-	(312)	(312)
USD	119,505	INR	119,825	7/29/2024	CBK	-	(320)	(320)
USD	119,513	INR	119,825	7/29/2024	CBK	-	(312)	(312)
USD	119,491	INR	119,825	7/29/2024	CBK	-	(334)	(334)
USD	119,511	INR	119,825	7/29/2024	CBK	-	(314)	(314)
USD	119,563	INR	119,825	7/29/2024	CBK	-	(262)	(262)
USD	119,519	INR	119,825	7/29/2024	CBK	-	(306)	(306)
USD	119,505	INR	119,825	7/29/2024	CBK	-	(320)	(320)
USD	119,515	INR	119,825	7/29/2024	CBK	-	(310)	(310)
USD	119,549	INR	119,825	7/29/2024	CBK	-	(276)	(276)
USD	89,653	INR	89,869	7/29/2024	CBK	-	(216)	(216)
USD	89,646	INR	89,869	7/29/2024	CBK	-	(223)	(223)
USD	89,634	INR	89,869	7/29/2024	CBK	-	(235)	(235)
USD	89,628	INR	89,869	7/29/2024	CBK	-	(241)	(241)
USD	89,625	INR	89,869	7/29/2024	CBK	-	(244)	(244)
USD	89,666	INR	89,869	7/29/2024	CBK	-	(203)	(203)
USD	89,634	INR	89,869	7/29/2024	CBK	-	(235)	(235)
USD	89,629	INR	89,869	7/29/2024	CBK	-	(240)	(240)
USD	89,639	INR	89,869	7/29/2024	CBK	-	(230)	(230)
USD	89,663	INR	89,869	7/29/2024	CBK	-	(206)	(206)
USD	89,667	INR	89,869	7/29/2024	CBK	-	(202)	(202)
USD	89,662	INR	89,869	7/29/2024	CBK	-	(207)	(207)
USD	59,757	INR	59,913	7/29/2024	CBK	-	(156)	(156)
USD	59,752	INR	59,913	7/29/2024	CBK	-	(161)	(161)
USD	59,778	INR	59,913	7/29/2024	CBK	-	(135)	(135)
USD	59,775	INR	59,913	7/29/2024	CBK	-	(138)	(138)
USD	29,878	INR	29,956	7/29/2024	CBK	-	(78)	(78)
USD	29,879	INR	29,956	7/29/2024	CBK	-	(77)	(77)
USD	29,889	INR	29,956	7/29/2024	CBK	-	(67)	(67)
USD	29,889	INR	29,956	7/29/2024	CBK	-	(67)	(67)
USD	29,889	INR	29,956	7/29/2024	CBK	-	(67)	(67)
USD	29,887	INR	29,956	7/29/2024	CBK	-	(69)	(69)
CAD	107,142	EUR	107,252	8/2/2024	CBK	-	(110)	(110)
CAD	107,146	EUR	107,251	8/2/2024	CBK	-	(105)	(105)
EUR	107,251	CAD	108,317	8/2/2024	CBK	-	(1,066)	(1,066)
EUR	107,251	CAD	108,582	8/2/2024	CBK	-	(1,331)	(1,331)
EUR	107,251	CAD	107,814	8/2/2024	CBK	-	(563)	(563)
EUR	107,251	CAD	107,908	8/2/2024	CBK	-	(657)	(657)
EUR	107,251	CAD	107,930	8/2/2024	CBK	-	(679)	(679)
EUR	107,251	CAD	107,866	8/2/2024	CBK	-	(615)	(615)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	107,251	CAD	107,926	8/2/2024	CBK	$-	$(675)	$(675)
EUR	107,251	CAD	107,913	8/2/2024	CBK	-	(662)	(662)
EUR	107,251	CAD	107,959	8/2/2024	CBK	-	(708)	(708)
EUR	107,251	CAD	107,756	8/2/2024	CBK	-	(505)	(505)
EUR	107,251	CAD	107,869	8/2/2024	CBK	-	(618)	(618)
EUR	107,251	CAD	107,820	8/2/2024	CBK	-	(569)	(569)
EUR	107,251	CAD	107,573	8/2/2024	CBK	-	(322)	(322)
EUR	107,251	CAD	107,538	8/2/2024	CBK	-	(287)	(287)
EUR	107,251	CAD	107,573	8/2/2024	CBK	-	(322)	(322)
EUR	107,251	CAD	107,710	8/2/2024	CBK	-	(459)	(459)
EUR	107,251	CAD	107,646	8/2/2024	CBK	-	(395)	(395)
EUR	107,251	CAD	107,698	8/2/2024	CBK	-	(447)	(447)
EUR	107,251	CAD	107,471	8/2/2024	CBK	-	(220)	(220)
EUR	107,251	CAD	107,146	8/2/2024	CBK	105	-	105
EUR	107,251	CAD	107,141	8/2/2024	CBK	110	-	110
EUR	107,251	CAD	107,764	8/2/2024	CBK	-	(513)	(513)
EUR	107,251	CAD	107,793	8/2/2024	CBK	-	(542)	(542)
EUR	107,251	CAD	107,722	8/2/2024	CBK	-	(471)	(471)
EUR	107,251	CAD	107,758	8/2/2024	CBK	-	(507)	(507)
EUR	107,251	CAD	107,638	8/2/2024	CBK	-	(387)	(387)
EUR	107,251	CAD	107,664	8/2/2024	CBK	-	(413)	(413)
EUR	107,251	CAD	107,755	8/2/2024	CBK	-	(504)	(504)
CAD	107,471	EUR	107,251	8/2/2024	CBK	220	-	220
CAD	107,538	EUR	107,251	8/2/2024	CBK	287	-	287
CAD	107,573	EUR	107,251	8/2/2024	CBK	322	-	322
CAD	107,573	EUR	107,251	8/2/2024	CBK	322	-	322
CAD	107,639	EUR	107,252	8/2/2024	CBK	387	-	387
CAD	107,646	EUR	107,251	8/2/2024	CBK	395	-	395
CAD	107,664	EUR	107,251	8/2/2024	CBK	413	-	413
CAD	107,698	EUR	107,251	8/2/2024	CBK	447	-	447
CAD	107,710	EUR	107,251	8/2/2024	CBK	459	-	459
CAD	107,722	EUR	107,251	8/2/2024	CBK	471	-	471
CAD	107,755	EUR	107,251	8/2/2024	CBK	504	-	504
CAD	107,756	EUR	107,251	8/2/2024	CBK	505	-	505
CAD	107,758	EUR	107,251	8/2/2024	CBK	507	-	507
CAD	107,765	EUR	107,252	8/2/2024	CBK	513	-	513
CAD	107,793	EUR	107,251	8/2/2024	CBK	542	-	542
CAD	107,814	EUR	107,251	8/2/2024	CBK	563	-	563
CAD	107,820	EUR	107,251	8/2/2024	CBK	569	-	569
CAD	107,866	EUR	107,251	8/2/2024	CBK	615	-	615
CAD	107,869	EUR	107,251	8/2/2024	CBK	618	-	618
CAD	107,908	EUR	107,251	8/2/2024	CBK	657	-	657
CAD	107,914	EUR	107,252	8/2/2024	CBK	662	-	662
CAD	107,926	EUR	107,251	8/2/2024	CBK	675	-	675
CAD	107,930	EUR	107,251	8/2/2024	CBK	679	-	679
CAD	107,959	EUR	107,251	8/2/2024	CBK	708	-	708
CAD	108,317	EUR	107,251	8/2/2024	CBK	1,066	-	1,066
CAD	108,582	EUR	107,251	8/2/2024	CBK	1,331	-	1,331
CAD	214,262	EUR	214,503	8/2/2024	CBK	-	(241)	(241)
CAD	214,281	EUR	214,502	8/2/2024	CBK	-	(221)	(221)
CAD	214,300	EUR	214,503	8/2/2024	CBK	-	(203)	(203)
CAD	214,301	EUR	214,503	8/2/2024	CBK	-	(202)	(202)
CAD	214,307	EUR	214,503	8/2/2024	CBK	-	(196)	(196)
CAD	214,310	EUR	214,502	8/2/2024	CBK	-	(192)	(192)
CAD	214,311	EUR	214,502	8/2/2024	CBK	-	(191)	(191)
CAD	214,334	EUR	214,503	8/2/2024	CBK	-	(169)	(169)
CAD	214,390	EUR	214,503	8/2/2024	CBK	-	(113)	(113)
CAD	214,476	EUR	214,503	8/2/2024	CBK	-	(27)	(27)
EUR	214,503	CAD	216,519	8/2/2024	CBK	-	(2,016)	(2,016)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	214,503	CAD	215,738	8/2/2024	CBK	$-	$(1,235)	$(1,235)
EUR	214,503	CAD	215,727	8/2/2024	CBK	-	(1,224)	(1,224)
EUR	214,503	CAD	215,687	8/2/2024	CBK	-	(1,184)	(1,184)
EUR	214,503	CAD	215,770	8/2/2024	CBK	-	(1,267)	(1,267)
EUR	214,503	CAD	215,880	8/2/2024	CBK	-	(1,377)	(1,377)
EUR	214,503	CAD	215,810	8/2/2024	CBK	-	(1,307)	(1,307)
EUR	214,503	CAD	215,853	8/2/2024	CBK	-	(1,350)	(1,350)
EUR	214,503	CAD	215,995	8/2/2024	CBK	-	(1,492)	(1,492)
EUR	214,503	CAD	215,821	8/2/2024	CBK	-	(1,318)	(1,318)
EUR	214,503	CAD	215,870	8/2/2024	CBK	-	(1,367)	(1,367)
EUR	214,503	CAD	215,772	8/2/2024	CBK	-	(1,269)	(1,269)
EUR	214,503	CAD	215,934	8/2/2024	CBK	-	(1,431)	(1,431)
EUR	214,503	CAD	215,845	8/2/2024	CBK	-	(1,342)	(1,342)
EUR	214,503	CAD	215,914	8/2/2024	CBK	-	(1,411)	(1,411)
EUR	214,503	CAD	215,647	8/2/2024	CBK	-	(1,144)	(1,144)
EUR	214,503	CAD	215,658	8/2/2024	CBK	-	(1,155)	(1,155)
EUR	214,503	CAD	215,776	8/2/2024	CBK	-	(1,273)	(1,273)
EUR	214,503	CAD	215,865	8/2/2024	CBK	-	(1,362)	(1,362)
EUR	214,503	CAD	215,890	8/2/2024	CBK	-	(1,387)	(1,387)
EUR	214,503	CAD	215,837	8/2/2024	CBK	-	(1,334)	(1,334)
EUR	214,503	CAD	215,734	8/2/2024	CBK	-	(1,231)	(1,231)
EUR	214,503	CAD	215,886	8/2/2024	CBK	-	(1,383)	(1,383)
EUR	214,503	CAD	215,816	8/2/2024	CBK	-	(1,313)	(1,313)
EUR	214,503	CAD	215,770	8/2/2024	CBK	-	(1,267)	(1,267)
EUR	214,503	CAD	215,345	8/2/2024	CBK	-	(842)	(842)
EUR	214,503	CAD	215,718	8/2/2024	CBK	-	(1,215)	(1,215)
EUR	214,503	CAD	215,695	8/2/2024	CBK	-	(1,192)	(1,192)
EUR	214,503	CAD	215,720	8/2/2024	CBK	-	(1,217)	(1,217)
EUR	214,503	CAD	215,639	8/2/2024	CBK	-	(1,136)	(1,136)
EUR	214,503	CAD	215,573	8/2/2024	CBK	-	(1,070)	(1,070)
EUR	214,503	CAD	215,310	8/2/2024	CBK	-	(807)	(807)
EUR	214,503	CAD	215,377	8/2/2024	CBK	-	(874)	(874)
EUR	214,503	CAD	215,253	8/2/2024	CBK	-	(750)	(750)
EUR	214,503	CAD	215,255	8/2/2024	CBK	-	(752)	(752)
EUR	214,503	CAD	215,792	8/2/2024	CBK	-	(1,289)	(1,289)
EUR	214,503	CAD	216,513	8/2/2024	CBK	-	(2,010)	(2,010)
EUR	214,503	CAD	215,099	8/2/2024	CBK	-	(596)	(596)
EUR	214,503	CAD	215,057	8/2/2024	CBK	-	(554)	(554)
EUR	214,503	CAD	214,618	8/2/2024	CBK	-	(115)	(115)
EUR	214,503	CAD	214,991	8/2/2024	CBK	-	(488)	(488)
EUR	214,503	CAD	214,990	8/2/2024	CBK	-	(487)	(487)
EUR	214,503	CAD	214,892	8/2/2024	CBK	-	(389)	(389)
EUR	214,503	CAD	214,849	8/2/2024	CBK	-	(346)	(346)
EUR	214,503	CAD	214,790	8/2/2024	CBK	-	(287)	(287)
EUR	214,503	CAD	214,334	8/2/2024	CBK	169	-	169
EUR	214,503	CAD	214,282	8/2/2024	CBK	221	-	221
EUR	214,503	CAD	214,476	8/2/2024	CBK	27	-	27
EUR	214,503	CAD	214,312	8/2/2024	CBK	191	-	191
EUR	214,503	CAD	214,300	8/2/2024	CBK	203	-	203
EUR	214,503	CAD	214,307	8/2/2024	CBK	196	-	196
EUR	214,503	CAD	214,262	8/2/2024	CBK	241	-	241
EUR	214,503	CAD	214,301	8/2/2024	CBK	202	-	202
EUR	214,503	CAD	214,390	8/2/2024	CBK	113	-	113
EUR	214,503	CAD	214,311	8/2/2024	CBK	192	-	192
EUR	214,503	CAD	215,355	8/2/2024	CBK	-	(852)	(852)
EUR	214,503	CAD	215,540	8/2/2024	CBK	-	(1,037)	(1,037)
EUR	214,503	CAD	215,866	8/2/2024	CBK	-	(1,363)	(1,363)
EUR	214,503	CAD	215,322	8/2/2024	CBK	-	(819)	(819)
EUR	214,503	CAD	215,585	8/2/2024	CBK	-	(1,082)	(1,082)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	214,503	CAD	215,539	8/2/2024	CBK	$-	$(1,036)	$(1,036)
EUR	214,503	CAD	215,270	8/2/2024	CBK	-	(767)	(767)
EUR	214,503	CAD	215,535	8/2/2024	CBK	-	(1,032)	(1,032)
EUR	214,503	CAD	215,355	8/2/2024	CBK	-	(852)	(852)
EUR	214,503	CAD	215,366	8/2/2024	CBK	-	(863)	(863)
EUR	214,503	CAD	215,477	8/2/2024	CBK	-	(974)	(974)
EUR	214,503	CAD	215,365	8/2/2024	CBK	-	(862)	(862)
EUR	214,503	CAD	215,436	8/2/2024	CBK	-	(933)	(933)
EUR	214,503	CAD	215,269	8/2/2024	CBK	-	(766)	(766)
EUR	214,503	CAD	215,390	8/2/2024	CBK	-	(887)	(887)
EUR	214,503	CAD	215,394	8/2/2024	CBK	-	(891)	(891)
EUR	214,503	CAD	215,325	8/2/2024	CBK	-	(822)	(822)
EUR	214,503	CAD	215,276	8/2/2024	CBK	-	(773)	(773)
EUR	214,503	CAD	215,450	8/2/2024	CBK	-	(947)	(947)
EUR	214,503	CAD	215,442	8/2/2024	CBK	-	(939)	(939)
EUR	214,503	CAD	215,348	8/2/2024	CBK	-	(845)	(845)
CAD	214,618	EUR	214,503	8/2/2024	CBK	115	-	115
CAD	214,789	EUR	214,503	8/2/2024	CBK	286	-	286
CAD	214,849	EUR	214,503	8/2/2024	CBK	346	-	346
CAD	214,892	EUR	214,503	8/2/2024	CBK	389	-	389
CAD	214,989	EUR	214,502	8/2/2024	CBK	487	-	487
CAD	214,990	EUR	214,502	8/2/2024	CBK	488	-	488
CAD	215,056	EUR	214,502	8/2/2024	CBK	554	-	554
CAD	215,099	EUR	214,503	8/2/2024	CBK	596	-	596
CAD	215,252	EUR	214,502	8/2/2024	CBK	750	-	750
CAD	215,254	EUR	214,502	8/2/2024	CBK	752	-	752
CAD	215,269	EUR	214,503	8/2/2024	CBK	766	-	766
CAD	215,269	EUR	214,503	8/2/2024	CBK	766	-	766
CAD	215,276	EUR	214,503	8/2/2024	CBK	773	-	773
CAD	215,310	EUR	214,503	8/2/2024	CBK	807	-	807
CAD	215,322	EUR	214,503	8/2/2024	CBK	819	-	819
CAD	215,324	EUR	214,502	8/2/2024	CBK	822	-	822
CAD	215,345	EUR	214,503	8/2/2024	CBK	842	-	842
CAD	215,348	EUR	214,503	8/2/2024	CBK	845	-	845
CAD	215,355	EUR	214,503	8/2/2024	CBK	852	-	852
CAD	215,355	EUR	214,503	8/2/2024	CBK	852	-	852
CAD	215,365	EUR	214,503	8/2/2024	CBK	862	-	862
CAD	215,366	EUR	214,503	8/2/2024	CBK	863	-	863
CAD	215,376	EUR	214,502	8/2/2024	CBK	874	-	874
CAD	215,389	EUR	214,502	8/2/2024	CBK	887	-	887
CAD	215,394	EUR	214,503	8/2/2024	CBK	891	-	891
CAD	215,436	EUR	214,503	8/2/2024	CBK	933	-	933
CAD	215,441	EUR	214,502	8/2/2024	CBK	939	-	939
CAD	215,449	EUR	214,502	8/2/2024	CBK	947	-	947
CAD	215,476	EUR	214,502	8/2/2024	CBK	974	-	974
CAD	215,534	EUR	214,502	8/2/2024	CBK	1,032	-	1,032
CAD	215,539	EUR	214,503	8/2/2024	CBK	1,036	-	1,036
CAD	215,540	EUR	214,503	8/2/2024	CBK	1,037	-	1,037
CAD	215,572	EUR	214,502	8/2/2024	CBK	1,070	-	1,070
CAD	215,585	EUR	214,503	8/2/2024	CBK	1,082	-	1,082
CAD	215,639	EUR	214,503	8/2/2024	CBK	1,136	-	1,136
CAD	215,647	EUR	214,503	8/2/2024	CBK	1,144	-	1,144
CAD	215,658	EUR	214,503	8/2/2024	CBK	1,155	-	1,155
CAD	215,687	EUR	214,503	8/2/2024	CBK	1,184	-	1,184
CAD	215,694	EUR	214,502	8/2/2024	CBK	1,192	-	1,192
CAD	215,718	EUR	214,503	8/2/2024	CBK	1,215	-	1,215
CAD	215,719	EUR	214,502	8/2/2024	CBK	1,217	-	1,217
CAD	215,727	EUR	214,503	8/2/2024	CBK	1,224	-	1,224
CAD	215,734	EUR	214,503	8/2/2024	CBK	1,231	-	1,231

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CAD	215,738	EUR	214,503	8/2/2024	CBK	$1,235	$-	$1,235
CAD	215,770	EUR	214,503	8/2/2024	CBK	1,267	-	1,267
CAD	215,770	EUR	214,503	8/2/2024	CBK	1,267	-	1,267
CAD	215,772	EUR	214,503	8/2/2024	CBK	1,269	-	1,269
CAD	215,775	EUR	214,502	8/2/2024	CBK	1,273	-	1,273
CAD	215,792	EUR	214,503	8/2/2024	CBK	1,289	-	1,289
CAD	215,810	EUR	214,503	8/2/2024	CBK	1,307	-	1,307
CAD	215,816	EUR	214,503	8/2/2024	CBK	1,313	-	1,313
CAD	215,821	EUR	214,503	8/2/2024	CBK	1,318	-	1,318
CAD	215,836	EUR	214,502	8/2/2024	CBK	1,334	-	1,334
CAD	215,845	EUR	214,503	8/2/2024	CBK	1,342	-	1,342
CAD	215,852	EUR	214,502	8/2/2024	CBK	1,350	-	1,350
CAD	215,865	EUR	214,503	8/2/2024	CBK	1,362	-	1,362
CAD	215,866	EUR	214,503	8/2/2024	CBK	1,363	-	1,363
CAD	215,869	EUR	214,502	8/2/2024	CBK	1,367	-	1,367
CAD	215,880	EUR	214,503	8/2/2024	CBK	1,377	-	1,377
CAD	215,886	EUR	214,503	8/2/2024	CBK	1,383	-	1,383
CAD	215,889	EUR	214,503	8/2/2024	CBK	1,386	-	1,386
CAD	215,914	EUR	214,503	8/2/2024	CBK	1,411	-	1,411
CAD	215,933	EUR	214,502	8/2/2024	CBK	1,431	-	1,431
CAD	215,995	EUR	214,503	8/2/2024	CBK	1,492	-	1,492
CAD	216,513	EUR	214,503	8/2/2024	CBK	2,010	-	2,010
CAD	216,519	EUR	214,503	8/2/2024	CBK	2,016	-	2,016
CAD	285,932	EUR	286,003	8/2/2024	CBK	-	(71)	(71)
EUR	286,003	CAD	285,932	8/2/2024	CBK	71	-	71
CAD	321,435	EUR	321,754	8/2/2024	CBK	-	(319)	(319)
CAD	321,445	EUR	321,754	8/2/2024	CBK	-	(309)	(309)
CAD	321,465	EUR	321,754	8/2/2024	CBK	-	(289)	(289)
CAD	321,469	EUR	321,754	8/2/2024	CBK	-	(285)	(285)
CAD	321,488	EUR	321,754	8/2/2024	CBK	-	(266)	(266)
CAD	321,499	EUR	321,754	8/2/2024	CBK	-	(255)	(255)
CAD	321,500	EUR	321,754	8/2/2024	CBK	-	(254)	(254)
CAD	321,502	EUR	321,755	8/2/2024	CBK	-	(253)	(253)
CAD	321,507	EUR	321,754	8/2/2024	CBK	-	(247)	(247)
CAD	321,544	EUR	321,754	8/2/2024	CBK	-	(210)	(210)
CAD	321,600	EUR	321,754	8/2/2024	CBK	-	(154)	(154)
CAD	321,622	EUR	321,754	8/2/2024	CBK	-	(132)	(132)
CAD	321,663	EUR	321,754	8/2/2024	CBK	-	(91)	(91)
CAD	321,680	EUR	321,754	8/2/2024	CBK	-	(74)	(74)
CAD	321,684	EUR	321,754	8/2/2024	CBK	-	(70)	(70)
CAD	321,699	EUR	321,754	8/2/2024	CBK	-	(55)	(55)
EUR	321,754	CAD	324,635	8/2/2024	CBK	-	(2,881)	(2,881)
EUR	321,754	CAD	323,508	8/2/2024	CBK	-	(1,754)	(1,754)
EUR	321,754	CAD	323,557	8/2/2024	CBK	-	(1,803)	(1,803)
EUR	321,754	CAD	323,821	8/2/2024	CBK	-	(2,067)	(2,067)
EUR	321,754	CAD	323,806	8/2/2024	CBK	-	(2,052)	(2,052)
EUR	321,754	CAD	323,795	8/2/2024	CBK	-	(2,041)	(2,041)
EUR	321,754	CAD	323,530	8/2/2024	CBK	-	(1,776)	(1,776)
EUR	321,754	CAD	323,973	8/2/2024	CBK	-	(2,219)	(2,219)
EUR	321,754	CAD	323,936	8/2/2024	CBK	-	(2,182)	(2,182)
EUR	321,754	CAD	323,877	8/2/2024	CBK	-	(2,123)	(2,123)
EUR	321,754	CAD	323,478	8/2/2024	CBK	-	(1,724)	(1,724)
EUR	321,754	CAD	323,381	8/2/2024	CBK	-	(1,627)	(1,627)
EUR	321,754	CAD	323,423	8/2/2024	CBK	-	(1,669)	(1,669)
EUR	321,754	CAD	323,604	8/2/2024	CBK	-	(1,850)	(1,850)
EUR	321,754	CAD	323,755	8/2/2024	CBK	-	(2,001)	(2,001)
EUR	321,754	CAD	323,792	8/2/2024	CBK	-	(2,038)	(2,038)
EUR	321,754	CAD	323,624	8/2/2024	CBK	-	(1,870)	(1,870)
EUR	321,754	CAD	323,815	8/2/2024	CBK	-	(2,061)	(2,061)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	321,754	CAD	323,284	8/2/2024	CBK	$-	$(1,530)	$(1,530)
EUR	321,754	CAD	323,648	8/2/2024	CBK	-	(1,894)	(1,894)
EUR	321,754	CAD	323,702	8/2/2024	CBK	-	(1,948)	(1,948)
EUR	321,754	CAD	323,545	8/2/2024	CBK	-	(1,791)	(1,791)
EUR	321,754	CAD	323,543	8/2/2024	CBK	-	(1,789)	(1,789)
EUR	321,754	CAD	323,513	8/2/2024	CBK	-	(1,759)	(1,759)
EUR	321,754	CAD	323,529	8/2/2024	CBK	-	(1,775)	(1,775)
EUR	321,754	CAD	323,107	8/2/2024	CBK	-	(1,353)	(1,353)
EUR	321,754	CAD	323,309	8/2/2024	CBK	-	(1,555)	(1,555)
EUR	321,754	CAD	323,156	8/2/2024	CBK	-	(1,402)	(1,402)
EUR	321,754	CAD	322,998	8/2/2024	CBK	-	(1,244)	(1,244)
EUR	321,754	CAD	323,092	8/2/2024	CBK	-	(1,338)	(1,338)
EUR	321,754	CAD	322,946	8/2/2024	CBK	-	(1,192)	(1,192)
EUR	321,754	CAD	323,180	8/2/2024	CBK	-	(1,426)	(1,426)
EUR	321,754	CAD	323,050	8/2/2024	CBK	-	(1,296)	(1,296)
EUR	321,754	CAD	322,916	8/2/2024	CBK	-	(1,162)	(1,162)
EUR	321,754	CAD	323,031	8/2/2024	CBK	-	(1,277)	(1,277)
EUR	321,754	CAD	322,979	8/2/2024	CBK	-	(1,225)	(1,225)
EUR	321,754	CAD	323,050	8/2/2024	CBK	-	(1,296)	(1,296)
EUR	321,754	CAD	325,668	8/2/2024	CBK	-	(3,914)	(3,914)
EUR	321,754	CAD	324,809	8/2/2024	CBK	-	(3,055)	(3,055)
EUR	321,754	CAD	323,748	8/2/2024	CBK	-	(1,994)	(1,994)
EUR	321,754	CAD	325,601	8/2/2024	CBK	-	(3,847)	(3,847)
EUR	321,754	CAD	322,646	8/2/2024	CBK	-	(892)	(892)
EUR	321,754	CAD	322,692	8/2/2024	CBK	-	(938)	(938)
EUR	321,754	CAD	322,581	8/2/2024	CBK	-	(827)	(827)
EUR	321,754	CAD	322,715	8/2/2024	CBK	-	(961)	(961)
EUR	321,754	CAD	322,304	8/2/2024	CBK	-	(550)	(550)
EUR	321,754	CAD	321,898	8/2/2024	CBK	-	(144)	(144)
EUR	321,754	CAD	321,901	8/2/2024	CBK	-	(147)	(147)
EUR	321,754	CAD	321,836	8/2/2024	CBK	-	(82)	(82)
EUR	321,754	CAD	322,454	8/2/2024	CBK	-	(700)	(700)
EUR	321,754	CAD	322,248	8/2/2024	CBK	-	(494)	(494)
EUR	321,754	CAD	322,414	8/2/2024	CBK	-	(660)	(660)
EUR	321,754	CAD	322,398	8/2/2024	CBK	-	(644)	(644)
EUR	321,754	CAD	322,326	8/2/2024	CBK	-	(572)	(572)
EUR	321,754	CAD	322,281	8/2/2024	CBK	-	(527)	(527)
EUR	321,754	CAD	322,293	8/2/2024	CBK	-	(539)	(539)
EUR	321,754	CAD	321,469	8/2/2024	CBK	285	-	285
EUR	321,754	CAD	321,445	8/2/2024	CBK	309	-	309
EUR	321,754	CAD	321,465	8/2/2024	CBK	289	-	289
EUR	321,754	CAD	321,805	8/2/2024	CBK	-	(51)	(51)
EUR	321,754	CAD	321,600	8/2/2024	CBK	154	-	154
EUR	321,754	CAD	321,544	8/2/2024	CBK	210	-	210
EUR	321,754	CAD	321,488	8/2/2024	CBK	266	-	266
EUR	321,754	CAD	321,680	8/2/2024	CBK	74	-	74
EUR	321,754	CAD	321,699	8/2/2024	CBK	55	-	55
EUR	321,754	CAD	321,435	8/2/2024	CBK	319	-	319
EUR	321,754	CAD	321,507	8/2/2024	CBK	247	-	247
EUR	321,754	CAD	321,500	8/2/2024	CBK	254	-	254
EUR	321,754	CAD	321,501	8/2/2024	CBK	253	-	253
EUR	321,754	CAD	321,622	8/2/2024	CBK	132	-	132
EUR	321,754	CAD	321,499	8/2/2024	CBK	255	-	255
EUR	321,754	CAD	321,684	8/2/2024	CBK	70	-	70
EUR	321,754	CAD	321,663	8/2/2024	CBK	91	-	91
EUR	321,754	CAD	323,464	8/2/2024	CBK	-	(1,710)	(1,710)
EUR	321,754	CAD	323,147	8/2/2024	CBK	-	(1,393)	(1,393)
EUR	321,754	CAD	323,556	8/2/2024	CBK	-	(1,802)	(1,802)
EUR	321,754	CAD	323,553	8/2/2024	CBK	-	(1,799)	(1,799)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	321,754	CAD	323,192	8/2/2024	CBK	$-	$(1,438)	$(1,438)
EUR	321,754	CAD	322,900	8/2/2024	CBK	-	(1,146)	(1,146)
EUR	321,754	CAD	323,071	8/2/2024	CBK	-	(1,317)	(1,317)
EUR	321,754	CAD	322,943	8/2/2024	CBK	-	(1,189)	(1,189)
EUR	321,754	CAD	323,066	8/2/2024	CBK	-	(1,312)	(1,312)
EUR	321,754	CAD	323,223	8/2/2024	CBK	-	(1,469)	(1,469)
EUR	321,754	CAD	323,289	8/2/2024	CBK	-	(1,535)	(1,535)
EUR	321,754	CAD	323,325	8/2/2024	CBK	-	(1,571)	(1,571)
EUR	321,754	CAD	323,205	8/2/2024	CBK	-	(1,451)	(1,451)
EUR	321,754	CAD	323,138	8/2/2024	CBK	-	(1,384)	(1,384)
EUR	321,754	CAD	323,252	8/2/2024	CBK	-	(1,498)	(1,498)
EUR	321,754	CAD	323,225	8/2/2024	CBK	-	(1,471)	(1,471)
EUR	321,754	CAD	323,238	8/2/2024	CBK	-	(1,484)	(1,484)
EUR	321,754	CAD	323,221	8/2/2024	CBK	-	(1,467)	(1,467)
EUR	321,754	CAD	323,279	8/2/2024	CBK	-	(1,525)	(1,525)
EUR	321,754	CAD	323,175	8/2/2024	CBK	-	(1,421)	(1,421)
EUR	321,754	CAD	323,154	8/2/2024	CBK	-	(1,400)	(1,400)
EUR	321,754	CAD	323,310	8/2/2024	CBK	-	(1,556)	(1,556)
EUR	321,754	CAD	323,033	8/2/2024	CBK	-	(1,279)	(1,279)
EUR	321,754	CAD	322,959	8/2/2024	CBK	-	(1,205)	(1,205)
EUR	321,754	CAD	322,973	8/2/2024	CBK	-	(1,219)	(1,219)
EUR	321,754	CAD	323,076	8/2/2024	CBK	-	(1,322)	(1,322)
EUR	321,754	CAD	323,025	8/2/2024	CBK	-	(1,271)	(1,271)
EUR	321,754	CAD	322,901	8/2/2024	CBK	-	(1,147)	(1,147)
EUR	321,754	CAD	323,054	8/2/2024	CBK	-	(1,300)	(1,300)
EUR	321,754	CAD	322,977	8/2/2024	CBK	-	(1,223)	(1,223)
EUR	321,754	CAD	322,808	8/2/2024	CBK	-	(1,054)	(1,054)
EUR	321,754	CAD	323,097	8/2/2024	CBK	-	(1,343)	(1,343)
EUR	321,754	CAD	323,137	8/2/2024	CBK	-	(1,383)	(1,383)
EUR	321,754	CAD	323,247	8/2/2024	CBK	-	(1,493)	(1,493)
EUR	321,754	CAD	323,235	8/2/2024	CBK	-	(1,481)	(1,481)
CAD	321,805	EUR	321,754	8/2/2024	CBK	51	-	51
CAD	321,836	EUR	321,754	8/2/2024	CBK	82	-	82
CAD	321,898	EUR	321,754	8/2/2024	CBK	144	-	144
CAD	321,901	EUR	321,754	8/2/2024	CBK	147	-	147
CAD	322,248	EUR	321,754	8/2/2024	CBK	494	-	494
CAD	322,281	EUR	321,754	8/2/2024	CBK	527	-	527
CAD	322,293	EUR	321,754	8/2/2024	CBK	539	-	539
CAD	322,304	EUR	321,754	8/2/2024	CBK	550	-	550
CAD	322,326	EUR	321,754	8/2/2024	CBK	572	-	572
CAD	322,398	EUR	321,754	8/2/2024	CBK	644	-	644
CAD	322,414	EUR	321,754	8/2/2024	CBK	660	-	660
CAD	322,454	EUR	321,754	8/2/2024	CBK	700	-	700
CAD	322,581	EUR	321,755	8/2/2024	CBK	826	-	826
CAD	322,646	EUR	321,754	8/2/2024	CBK	892	-	892
CAD	322,692	EUR	321,754	8/2/2024	CBK	938	-	938
CAD	322,716	EUR	321,755	8/2/2024	CBK	961	-	961
CAD	322,808	EUR	321,754	8/2/2024	CBK	1,054	-	1,054
CAD	322,900	EUR	321,754	8/2/2024	CBK	1,146	-	1,146
CAD	322,901	EUR	321,754	8/2/2024	CBK	1,147	-	1,147
CAD	322,916	EUR	321,754	8/2/2024	CBK	1,162	-	1,162
CAD	322,943	EUR	321,754	8/2/2024	CBK	1,189	-	1,189
CAD	322,946	EUR	321,754	8/2/2024	CBK	1,192	-	1,192
CAD	322,959	EUR	321,754	8/2/2024	CBK	1,205	-	1,205
CAD	322,973	EUR	321,754	8/2/2024	CBK	1,219	-	1,219
CAD	322,977	EUR	321,754	8/2/2024	CBK	1,223	-	1,223
CAD	322,979	EUR	321,754	8/2/2024	CBK	1,225	-	1,225
CAD	322,998	EUR	321,754	8/2/2024	CBK	1,244	-	1,244
CAD	323,025	EUR	321,754	8/2/2024	CBK	1,271	-	1,271

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CAD	323,031	EUR	321,754	8/2/2024	CBK	$1,277	$-	$1,277
CAD	323,033	EUR	321,754	8/2/2024	CBK	1,279	-	1,279
CAD	323,050	EUR	321,754	8/2/2024	CBK	1,296	-	1,296
CAD	323,050	EUR	321,754	8/2/2024	CBK	1,296	-	1,296
CAD	323,054	EUR	321,754	8/2/2024	CBK	1,300	-	1,300
CAD	323,066	EUR	321,754	8/2/2024	CBK	1,312	-	1,312
CAD	323,071	EUR	321,754	8/2/2024	CBK	1,317	-	1,317
CAD	323,076	EUR	321,754	8/2/2024	CBK	1,322	-	1,322
CAD	323,092	EUR	321,754	8/2/2024	CBK	1,338	-	1,338
CAD	323,097	EUR	321,754	8/2/2024	CBK	1,343	-	1,343
CAD	323,107	EUR	321,754	8/2/2024	CBK	1,353	-	1,353
CAD	323,137	EUR	321,754	8/2/2024	CBK	1,383	-	1,383
CAD	323,138	EUR	321,754	8/2/2024	CBK	1,384	-	1,384
CAD	323,147	EUR	321,754	8/2/2024	CBK	1,393	-	1,393
CAD	323,154	EUR	321,754	8/2/2024	CBK	1,400	-	1,400
CAD	323,156	EUR	321,754	8/2/2024	CBK	1,402	-	1,402
CAD	323,175	EUR	321,754	8/2/2024	CBK	1,421	-	1,421
CAD	323,180	EUR	321,754	8/2/2024	CBK	1,426	-	1,426
CAD	323,192	EUR	321,754	8/2/2024	CBK	1,438	-	1,438
CAD	323,205	EUR	321,754	8/2/2024	CBK	1,451	-	1,451
CAD	323,221	EUR	321,754	8/2/2024	CBK	1,467	-	1,467
CAD	323,223	EUR	321,754	8/2/2024	CBK	1,469	-	1,469
CAD	323,225	EUR	321,754	8/2/2024	CBK	1,471	-	1,471
CAD	323,235	EUR	321,754	8/2/2024	CBK	1,481	-	1,481
CAD	323,238	EUR	321,754	8/2/2024	CBK	1,484	-	1,484
CAD	323,247	EUR	321,754	8/2/2024	CBK	1,493	-	1,493
CAD	323,252	EUR	321,754	8/2/2024	CBK	1,498	-	1,498
CAD	323,279	EUR	321,754	8/2/2024	CBK	1,525	-	1,525
CAD	323,284	EUR	321,754	8/2/2024	CBK	1,530	-	1,530
CAD	323,289	EUR	321,754	8/2/2024	CBK	1,535	-	1,535
CAD	323,309	EUR	321,754	8/2/2024	CBK	1,555	-	1,555
CAD	323,310	EUR	321,755	8/2/2024	CBK	1,555	-	1,555
CAD	323,325	EUR	321,754	8/2/2024	CBK	1,571	-	1,571
CAD	323,381	EUR	321,754	8/2/2024	CBK	1,627	-	1,627
CAD	323,423	EUR	321,754	8/2/2024	CBK	1,669	-	1,669
CAD	323,464	EUR	321,754	8/2/2024	CBK	1,710	-	1,710
CAD	323,479	EUR	321,755	8/2/2024	CBK	1,724	-	1,724
CAD	323,508	EUR	321,754	8/2/2024	CBK	1,754	-	1,754
CAD	323,513	EUR	321,754	8/2/2024	CBK	1,759	-	1,759
CAD	323,529	EUR	321,754	8/2/2024	CBK	1,775	-	1,775
CAD	323,531	EUR	321,755	8/2/2024	CBK	1,776	-	1,776
CAD	323,543	EUR	321,754	8/2/2024	CBK	1,789	-	1,789
CAD	323,545	EUR	321,754	8/2/2024	CBK	1,791	-	1,791
CAD	323,553	EUR	321,754	8/2/2024	CBK	1,799	-	1,799
CAD	323,556	EUR	321,754	8/2/2024	CBK	1,802	-	1,802
CAD	323,557	EUR	321,754	8/2/2024	CBK	1,803	-	1,803
CAD	323,604	EUR	321,754	8/2/2024	CBK	1,850	-	1,850
CAD	323,624	EUR	321,754	8/2/2024	CBK	1,870	-	1,870
CAD	323,648	EUR	321,754	8/2/2024	CBK	1,894	-	1,894
CAD	323,702	EUR	321,754	8/2/2024	CBK	1,948	-	1,948
CAD	323,748	EUR	321,754	8/2/2024	CBK	1,994	-	1,994
CAD	323,755	EUR	321,754	8/2/2024	CBK	2,001	-	2,001
CAD	323,792	EUR	321,754	8/2/2024	CBK	2,038	-	2,038
CAD	323,795	EUR	321,754	8/2/2024	CBK	2,041	-	2,041
CAD	323,806	EUR	321,754	8/2/2024	CBK	2,052	-	2,052
CAD	323,815	EUR	321,754	8/2/2024	CBK	2,061	-	2,061
CAD	323,821	EUR	321,754	8/2/2024	CBK	2,067	-	2,067
CAD	323,877	EUR	321,754	8/2/2024	CBK	2,123	-	2,123
CAD	323,936	EUR	321,754	8/2/2024	CBK	2,182	-	2,182

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CAD	323,973	EUR	321,754	8/2/2024	CBK	$2,219	$-	$2,219
CAD	324,635	EUR	321,754	8/2/2024	CBK	2,881	-	2,881
CAD	324,809	EUR	321,754	8/2/2024	CBK	3,055	-	3,055
CAD	325,601	EUR	321,754	8/2/2024	CBK	3,847	-	3,847
CAD	325,668	EUR	321,754	8/2/2024	CBK	3,914	-	3,914
CAD	408,127	EUR	408,248	8/2/2024	CBK	-	(121)	(121)
EUR	408,248	CAD	408,127	8/2/2024	CBK	121	-	121
CAD	428,151	EUR	429,006	8/2/2024	CBK	-	(855)	(855)
CAD	428,534	EUR	429,005	8/2/2024	CBK	-	(471)	(471)
CAD	428,586	EUR	429,005	8/2/2024	CBK	-	(419)	(419)
CAD	428,616	EUR	429,006	8/2/2024	CBK	-	(390)	(390)
CAD	428,619	EUR	429,005	8/2/2024	CBK	-	(386)	(386)
CAD	428,621	EUR	429,005	8/2/2024	CBK	-	(384)	(384)
CAD	428,650	EUR	429,006	8/2/2024	CBK	-	(356)	(356)
CAD	428,667	EUR	429,005	8/2/2024	CBK	-	(338)	(338)
CAD	428,672	EUR	429,005	8/2/2024	CBK	-	(333)	(333)
CAD	428,699	EUR	429,005	8/2/2024	CBK	-	(306)	(306)
CAD	428,914	EUR	429,005	8/2/2024	CBK	-	(91)	(91)
EUR	429,005	CAD	432,928	8/2/2024	CBK	-	(3,923)	(3,923)
EUR	429,005	CAD	433,015	8/2/2024	CBK	-	(4,010)	(4,010)
EUR	429,005	CAD	433,086	8/2/2024	CBK	-	(4,081)	(4,081)
EUR	429,005	CAD	431,502	8/2/2024	CBK	-	(2,497)	(2,497)
EUR	429,005	CAD	431,372	8/2/2024	CBK	-	(2,367)	(2,367)
EUR	429,005	CAD	431,828	8/2/2024	CBK	-	(2,823)	(2,823)
EUR	429,005	CAD	431,564	8/2/2024	CBK	-	(2,559)	(2,559)
EUR	429,005	CAD	431,926	8/2/2024	CBK	-	(2,921)	(2,921)
EUR	429,005	CAD	431,982	8/2/2024	CBK	-	(2,977)	(2,977)
EUR	429,005	CAD	431,875	8/2/2024	CBK	-	(2,870)	(2,870)
EUR	429,005	CAD	431,780	8/2/2024	CBK	-	(2,775)	(2,775)
EUR	429,005	CAD	431,616	8/2/2024	CBK	-	(2,611)	(2,611)
EUR	429,005	CAD	431,637	8/2/2024	CBK	-	(2,632)	(2,632)
EUR	429,005	CAD	431,451	8/2/2024	CBK	-	(2,446)	(2,446)
EUR	429,005	CAD	431,308	8/2/2024	CBK	-	(2,303)	(2,303)
EUR	429,005	CAD	431,864	8/2/2024	CBK	-	(2,859)	(2,859)
EUR	429,005	CAD	431,746	8/2/2024	CBK	-	(2,741)	(2,741)
EUR	429,005	CAD	430,596	8/2/2024	CBK	-	(1,591)	(1,591)
EUR	429,005	CAD	431,558	8/2/2024	CBK	-	(2,553)	(2,553)
EUR	429,005	CAD	431,319	8/2/2024	CBK	-	(2,314)	(2,314)
EUR	429,005	CAD	431,185	8/2/2024	CBK	-	(2,180)	(2,180)
EUR	429,005	CAD	431,353	8/2/2024	CBK	-	(2,348)	(2,348)
EUR	429,005	CAD	430,128	8/2/2024	CBK	-	(1,123)	(1,123)
EUR	429,005	CAD	429,834	8/2/2024	CBK	-	(829)	(829)
EUR	429,005	CAD	430,122	8/2/2024	CBK	-	(1,117)	(1,117)
EUR	429,005	CAD	430,682	8/2/2024	CBK	-	(1,677)	(1,677)
EUR	429,005	CAD	430,455	8/2/2024	CBK	-	(1,450)	(1,450)
EUR	429,005	CAD	430,621	8/2/2024	CBK	-	(1,616)	(1,616)
EUR	429,005	CAD	433,292	8/2/2024	CBK	-	(4,287)	(4,287)
EUR	429,005	CAD	432,812	8/2/2024	CBK	-	(3,807)	(3,807)
EUR	429,005	CAD	432,622	8/2/2024	CBK	-	(3,617)	(3,617)
EUR	429,005	CAD	432,618	8/2/2024	CBK	-	(3,613)	(3,613)
EUR	429,005	CAD	432,678	8/2/2024	CBK	-	(3,673)	(3,673)
EUR	429,005	CAD	433,318	8/2/2024	CBK	-	(4,313)	(4,313)
EUR	429,005	CAD	433,418	8/2/2024	CBK	-	(4,413)	(4,413)
EUR	429,005	CAD	431,256	8/2/2024	CBK	-	(2,251)	(2,251)
EUR	429,005	CAD	432,664	8/2/2024	CBK	-	(3,659)	(3,659)
EUR	429,005	CAD	432,556	8/2/2024	CBK	-	(3,551)	(3,551)
EUR	429,005	CAD	433,082	8/2/2024	CBK	-	(4,077)	(4,077)
EUR	429,005	CAD	430,128	8/2/2024	CBK	-	(1,123)	(1,123)
EUR	429,005	CAD	429,574	8/2/2024	CBK	-	(569)	(569)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	429,005	CAD	429,262	8/2/2024	CBK	$-	$(257)	$(257)
EUR	429,005	CAD	429,149	8/2/2024	CBK	-	(144)	(144)
EUR	429,005	CAD	429,813	8/2/2024	CBK	-	(808)	(808)
EUR	429,005	CAD	428,586	8/2/2024	CBK	419	-	419
EUR	429,005	CAD	428,649	8/2/2024	CBK	356	-	356
EUR	429,005	CAD	428,672	8/2/2024	CBK	333	-	333
EUR	429,005	CAD	428,615	8/2/2024	CBK	390	-	390
EUR	429,005	CAD	430,307	8/2/2024	CBK	-	(1,302)	(1,302)
EUR	429,005	CAD	428,150	8/2/2024	CBK	855	-	855
EUR	429,005	CAD	428,621	8/2/2024	CBK	384	-	384
EUR	429,005	CAD	428,699	8/2/2024	CBK	306	-	306
EUR	429,005	CAD	428,914	8/2/2024	CBK	91	-	91
EUR	429,005	CAD	428,619	8/2/2024	CBK	386	-	386
EUR	429,005	CAD	428,534	8/2/2024	CBK	471	-	471
EUR	429,005	CAD	428,667	8/2/2024	CBK	338	-	338
EUR	429,005	CAD	430,554	8/2/2024	CBK	-	(1,549)	(1,549)
EUR	429,005	CAD	430,378	8/2/2024	CBK	-	(1,373)	(1,373)
EUR	429,005	CAD	430,587	8/2/2024	CBK	-	(1,582)	(1,582)
EUR	429,005	CAD	430,877	8/2/2024	CBK	-	(1,872)	(1,872)
EUR	429,005	CAD	430,994	8/2/2024	CBK	-	(1,989)	(1,989)
EUR	429,005	CAD	430,491	8/2/2024	CBK	-	(1,486)	(1,486)
EUR	429,005	CAD	430,886	8/2/2024	CBK	-	(1,881)	(1,881)
EUR	429,005	CAD	430,528	8/2/2024	CBK	-	(1,523)	(1,523)
EUR	429,005	CAD	430,942	8/2/2024	CBK	-	(1,937)	(1,937)
EUR	429,005	CAD	431,093	8/2/2024	CBK	-	(2,088)	(2,088)
EUR	429,005	CAD	431,068	8/2/2024	CBK	-	(2,063)	(2,063)
EUR	429,005	CAD	431,020	8/2/2024	CBK	-	(2,015)	(2,015)
EUR	429,005	CAD	430,798	8/2/2024	CBK	-	(1,793)	(1,793)
EUR	429,005	CAD	430,755	8/2/2024	CBK	-	(1,750)	(1,750)
EUR	429,005	CAD	430,647	8/2/2024	CBK	-	(1,642)	(1,642)
EUR	429,005	CAD	430,705	8/2/2024	CBK	-	(1,700)	(1,700)
EUR	429,005	CAD	430,655	8/2/2024	CBK	-	(1,650)	(1,650)
EUR	429,005	CAD	430,593	8/2/2024	CBK	-	(1,588)	(1,588)
EUR	429,005	CAD	430,761	8/2/2024	CBK	-	(1,756)	(1,756)
EUR	429,005	CAD	430,458	8/2/2024	CBK	-	(1,453)	(1,453)
EUR	429,005	CAD	430,701	8/2/2024	CBK	-	(1,696)	(1,696)
EUR	429,005	CAD	430,815	8/2/2024	CBK	-	(1,810)	(1,810)
EUR	429,005	CAD	430,770	8/2/2024	CBK	-	(1,765)	(1,765)
EUR	429,005	CAD	430,619	8/2/2024	CBK	-	(1,614)	(1,614)
CAD	429,149	EUR	429,005	8/2/2024	CBK	144	-	144
CAD	429,262	EUR	429,005	8/2/2024	CBK	257	-	257
CAD	429,574	EUR	429,005	8/2/2024	CBK	569	-	569
CAD	429,814	EUR	429,006	8/2/2024	CBK	808	-	808
CAD	429,834	EUR	429,005	8/2/2024	CBK	829	-	829
CAD	430,122	EUR	429,005	8/2/2024	CBK	1,117	-	1,117
CAD	430,128	EUR	429,005	8/2/2024	CBK	1,123	-	1,123
CAD	430,128	EUR	429,005	8/2/2024	CBK	1,123	-	1,123
CAD	430,307	EUR	429,005	8/2/2024	CBK	1,302	-	1,302
CAD	430,378	EUR	429,005	8/2/2024	CBK	1,373	-	1,373
CAD	430,456	EUR	429,006	8/2/2024	CBK	1,450	-	1,450
CAD	430,458	EUR	429,005	8/2/2024	CBK	1,453	-	1,453
CAD	430,492	EUR	429,006	8/2/2024	CBK	1,486	-	1,486
CAD	430,528	EUR	429,005	8/2/2024	CBK	1,523	-	1,523
CAD	430,554	EUR	429,005	8/2/2024	CBK	1,549	-	1,549
CAD	430,588	EUR	429,006	8/2/2024	CBK	1,582	-	1,582
CAD	430,593	EUR	429,005	8/2/2024	CBK	1,588	-	1,588
CAD	430,597	EUR	429,006	8/2/2024	CBK	1,591	-	1,591
CAD	430,619	EUR	429,005	8/2/2024	CBK	1,614	-	1,614
CAD	430,621	EUR	429,005	8/2/2024	CBK	1,616	-	1,616

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CAD	430,647	EUR	429,005	8/2/2024	CBK	$1,642	$-	$1,642
CAD	430,655	EUR	429,005	8/2/2024	CBK	1,650	-	1,650
CAD	430,683	EUR	429,006	8/2/2024	CBK	1,677	-	1,677
CAD	430,701	EUR	429,005	8/2/2024	CBK	1,696	-	1,696
CAD	430,705	EUR	429,005	8/2/2024	CBK	1,700	-	1,700
CAD	430,755	EUR	429,006	8/2/2024	CBK	1,749	-	1,749
CAD	430,761	EUR	429,005	8/2/2024	CBK	1,756	-	1,756
CAD	430,770	EUR	429,005	8/2/2024	CBK	1,765	-	1,765
CAD	430,798	EUR	429,005	8/2/2024	CBK	1,793	-	1,793
CAD	430,815	EUR	429,005	8/2/2024	CBK	1,810	-	1,810
CAD	430,878	EUR	429,006	8/2/2024	CBK	1,872	-	1,872
CAD	430,886	EUR	429,005	8/2/2024	CBK	1,881	-	1,881
CAD	430,942	EUR	429,005	8/2/2024	CBK	1,937	-	1,937
CAD	430,994	EUR	429,005	8/2/2024	CBK	1,989	-	1,989
CAD	431,021	EUR	429,006	8/2/2024	CBK	2,015	-	2,015
CAD	431,068	EUR	429,005	8/2/2024	CBK	2,063	-	2,063
CAD	431,093	EUR	429,005	8/2/2024	CBK	2,088	-	2,088
CAD	431,185	EUR	429,005	8/2/2024	CBK	2,180	-	2,180
CAD	431,256	EUR	429,005	8/2/2024	CBK	2,251	-	2,251
CAD	431,308	EUR	429,005	8/2/2024	CBK	2,303	-	2,303
CAD	431,319	EUR	429,005	8/2/2024	CBK	2,314	-	2,314
CAD	431,353	EUR	429,005	8/2/2024	CBK	2,348	-	2,348
CAD	431,373	EUR	429,006	8/2/2024	CBK	2,367	-	2,367
CAD	431,451	EUR	429,005	8/2/2024	CBK	2,446	-	2,446
CAD	431,502	EUR	429,005	8/2/2024	CBK	2,497	-	2,497
CAD	431,558	EUR	429,005	8/2/2024	CBK	2,553	-	2,553
CAD	431,565	EUR	429,006	8/2/2024	CBK	2,559	-	2,559
CAD	431,617	EUR	429,006	8/2/2024	CBK	2,611	-	2,611
CAD	431,637	EUR	429,005	8/2/2024	CBK	2,632	-	2,632
CAD	431,747	EUR	429,006	8/2/2024	CBK	2,741	-	2,741
CAD	431,781	EUR	429,006	8/2/2024	CBK	2,775	-	2,775
CAD	431,829	EUR	429,006	8/2/2024	CBK	2,823	-	2,823
CAD	431,864	EUR	429,005	8/2/2024	CBK	2,859	-	2,859
CAD	431,875	EUR	429,005	8/2/2024	CBK	2,870	-	2,870
CAD	431,927	EUR	429,006	8/2/2024	CBK	2,921	-	2,921
CAD	431,982	EUR	429,005	8/2/2024	CBK	2,977	-	2,977
CAD	432,557	EUR	429,006	8/2/2024	CBK	3,551	-	3,551
CAD	432,619	EUR	429,006	8/2/2024	CBK	3,613	-	3,613
CAD	432,623	EUR	429,006	8/2/2024	CBK	3,617	-	3,617
CAD	432,664	EUR	429,005	8/2/2024	CBK	3,659	-	3,659
CAD	432,678	EUR	429,005	8/2/2024	CBK	3,673	-	3,673
CAD	432,812	EUR	429,005	8/2/2024	CBK	3,807	-	3,807
CAD	432,929	EUR	429,006	8/2/2024	CBK	3,923	-	3,923
CAD	433,015	EUR	429,005	8/2/2024	CBK	4,010	-	4,010
CAD	433,083	EUR	429,006	8/2/2024	CBK	4,077	-	4,077
CAD	433,087	EUR	429,006	8/2/2024	CBK	4,081	-	4,081
CAD	433,292	EUR	429,005	8/2/2024	CBK	4,287	-	4,287
CAD	433,318	EUR	429,005	8/2/2024	CBK	4,313	-	4,313
CAD	433,419	EUR	429,006	8/2/2024	CBK	4,413	-	4,413
CAD	535,684	EUR	536,257	8/2/2024	CBK	-	(573)	(573)
CAD	535,957	EUR	536,257	8/2/2024	CBK	-	(300)	(300)
CAD	536,236	EUR	536,257	8/2/2024	CBK	-	(21)	(21)
EUR	536,257	CAD	541,079	8/2/2024	CBK	-	(4,822)	(4,822)
EUR	536,257	CAD	541,274	8/2/2024	CBK	-	(5,017)	(5,017)
EUR	536,257	CAD	541,090	8/2/2024	CBK	-	(4,833)	(4,833)
EUR	536,257	CAD	541,586	8/2/2024	CBK	-	(5,329)	(5,329)
EUR	536,257	CAD	541,519	8/2/2024	CBK	-	(5,262)	(5,262)
EUR	536,257	CAD	539,444	8/2/2024	CBK	-	(3,187)	(3,187)
EUR	536,257	CAD	539,975	8/2/2024	CBK	-	(3,718)	(3,718)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	536,257	CAD	539,586	8/2/2024	CBK	$-	$(3,329)	$(3,329)
EUR	536,257	CAD	538,647	8/2/2024	CBK	-	(2,390)	(2,390)
EUR	536,257	CAD	538,540	8/2/2024	CBK	-	(2,283)	(2,283)
EUR	536,257	CAD	539,126	8/2/2024	CBK	-	(2,869)	(2,869)
EUR	536,257	CAD	537,072	8/2/2024	CBK	-	(815)	(815)
EUR	536,257	CAD	537,221	8/2/2024	CBK	-	(964)	(964)
EUR	536,257	CAD	538,140	8/2/2024	CBK	-	(1,883)	(1,883)
EUR	536,257	CAD	538,103	8/2/2024	CBK	-	(1,846)	(1,846)
EUR	536,257	CAD	538,610	8/2/2024	CBK	-	(2,353)	(2,353)
EUR	536,257	CAD	538,246	8/2/2024	CBK	-	(1,989)	(1,989)
EUR	536,257	CAD	538,049	8/2/2024	CBK	-	(1,792)	(1,792)
EUR	536,257	CAD	541,137	8/2/2024	CBK	-	(4,880)	(4,880)
EUR	536,257	CAD	539,334	8/2/2024	CBK	-	(3,077)	(3,077)
EUR	536,257	CAD	540,938	8/2/2024	CBK	-	(4,681)	(4,681)
EUR	536,257	CAD	540,732	8/2/2024	CBK	-	(4,475)	(4,475)
EUR	536,257	CAD	537,614	8/2/2024	CBK	-	(1,357)	(1,357)
EUR	536,257	CAD	537,859	8/2/2024	CBK	-	(1,602)	(1,602)
EUR	536,257	CAD	536,994	8/2/2024	CBK	-	(737)	(737)
EUR	536,257	CAD	537,430	8/2/2024	CBK	-	(1,173)	(1,173)
EUR	536,257	CAD	537,334	8/2/2024	CBK	-	(1,077)	(1,077)
EUR	536,257	CAD	537,514	8/2/2024	CBK	-	(1,257)	(1,257)
EUR	536,257	CAD	537,133	8/2/2024	CBK	-	(876)	(876)
EUR	536,257	CAD	537,259	8/2/2024	CBK	-	(1,002)	(1,002)
EUR	536,257	CAD	536,987	8/2/2024	CBK	-	(730)	(730)
EUR	536,257	CAD	537,462	8/2/2024	CBK	-	(1,205)	(1,205)
EUR	536,257	CAD	536,494	8/2/2024	CBK	-	(237)	(237)
EUR	536,257	CAD	536,236	8/2/2024	CBK	21	-	21
EUR	536,257	CAD	535,957	8/2/2024	CBK	300	-	300
EUR	536,257	CAD	535,684	8/2/2024	CBK	573	-	573
EUR	536,257	CAD	538,286	8/2/2024	CBK	-	(2,029)	(2,029)
EUR	536,257	CAD	539,104	8/2/2024	CBK	-	(2,847)	(2,847)
EUR	536,257	CAD	538,847	8/2/2024	CBK	-	(2,590)	(2,590)
EUR	536,257	CAD	538,904	8/2/2024	CBK	-	(2,647)	(2,647)
EUR	536,257	CAD	538,960	8/2/2024	CBK	-	(2,703)	(2,703)
EUR	536,257	CAD	538,164	8/2/2024	CBK	-	(1,907)	(1,907)
EUR	536,257	CAD	538,818	8/2/2024	CBK	-	(2,561)	(2,561)
EUR	536,257	CAD	538,779	8/2/2024	CBK	-	(2,522)	(2,522)
EUR	536,257	CAD	538,580	8/2/2024	CBK	-	(2,323)	(2,323)
EUR	536,257	CAD	538,691	8/2/2024	CBK	-	(2,434)	(2,434)
EUR	536,257	CAD	538,867	8/2/2024	CBK	-	(2,610)	(2,610)
EUR	536,257	CAD	538,925	8/2/2024	CBK	-	(2,668)	(2,668)
EUR	536,257	CAD	538,905	8/2/2024	CBK	-	(2,648)	(2,648)
EUR	536,257	CAD	538,488	8/2/2024	CBK	-	(2,231)	(2,231)
EUR	536,257	CAD	538,588	8/2/2024	CBK	-	(2,331)	(2,331)
EUR	536,257	CAD	538,065	8/2/2024	CBK	-	(1,808)	(1,808)
EUR	536,257	CAD	538,004	8/2/2024	CBK	-	(1,747)	(1,747)
EUR	536,257	CAD	538,589	8/2/2024	CBK	-	(2,332)	(2,332)
EUR	536,257	CAD	538,955	8/2/2024	CBK	-	(2,698)	(2,698)
CAD	536,494	EUR	536,257	8/2/2024	CBK	237	-	237
CAD	536,986	EUR	536,256	8/2/2024	CBK	730	-	730
CAD	536,994	EUR	536,257	8/2/2024	CBK	737	-	737
CAD	537,071	EUR	536,256	8/2/2024	CBK	815	-	815
CAD	537,133	EUR	536,257	8/2/2024	CBK	876	-	876
CAD	537,221	EUR	536,257	8/2/2024	CBK	964	-	964
CAD	537,259	EUR	536,257	8/2/2024	CBK	1,002	-	1,002
CAD	537,334	EUR	536,257	8/2/2024	CBK	1,077	-	1,077
CAD	537,430	EUR	536,257	8/2/2024	CBK	1,173	-	1,173
CAD	537,462	EUR	536,257	8/2/2024	CBK	1,205	-	1,205
CAD	537,514	EUR	536,257	8/2/2024	CBK	1,257	-	1,257

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CAD	537,613	EUR	536,256	8/2/2024	CBK	$1,357	$-	$1,357
CAD	537,859	EUR	536,257	8/2/2024	CBK	1,602	-	1,602
CAD	538,004	EUR	536,257	8/2/2024	CBK	1,747	-	1,747
CAD	538,048	EUR	536,256	8/2/2024	CBK	1,792	-	1,792
CAD	538,065	EUR	536,257	8/2/2024	CBK	1,808	-	1,808
CAD	538,103	EUR	536,257	8/2/2024	CBK	1,846	-	1,846
CAD	538,140	EUR	536,257	8/2/2024	CBK	1,883	-	1,883
CAD	538,163	EUR	536,256	8/2/2024	CBK	1,907	-	1,907
CAD	538,246	EUR	536,257	8/2/2024	CBK	1,989	-	1,989
CAD	538,286	EUR	536,257	8/2/2024	CBK	2,029	-	2,029
CAD	538,488	EUR	536,257	8/2/2024	CBK	2,231	-	2,231
CAD	538,540	EUR	536,257	8/2/2024	CBK	2,283	-	2,283
CAD	538,579	EUR	536,256	8/2/2024	CBK	2,323	-	2,323
CAD	538,588	EUR	536,257	8/2/2024	CBK	2,331	-	2,331
CAD	538,589	EUR	536,257	8/2/2024	CBK	2,332	-	2,332
CAD	538,610	EUR	536,257	8/2/2024	CBK	2,353	-	2,353
CAD	538,647	EUR	536,257	8/2/2024	CBK	2,390	-	2,390
CAD	538,691	EUR	536,257	8/2/2024	CBK	2,434	-	2,434
CAD	538,778	EUR	536,256	8/2/2024	CBK	2,522	-	2,522
CAD	538,817	EUR	536,256	8/2/2024	CBK	2,561	-	2,561
CAD	538,847	EUR	536,257	8/2/2024	CBK	2,590	-	2,590
CAD	538,867	EUR	536,257	8/2/2024	CBK	2,610	-	2,610
CAD	538,903	EUR	536,256	8/2/2024	CBK	2,647	-	2,647
CAD	538,905	EUR	536,257	8/2/2024	CBK	2,648	-	2,648
CAD	538,925	EUR	536,257	8/2/2024	CBK	2,668	-	2,668
CAD	538,955	EUR	536,257	8/2/2024	CBK	2,698	-	2,698
CAD	538,960	EUR	536,257	8/2/2024	CBK	2,703	-	2,703
CAD	539,104	EUR	536,257	8/2/2024	CBK	2,847	-	2,847
CAD	539,126	EUR	536,257	8/2/2024	CBK	2,869	-	2,869
CAD	539,334	EUR	536,257	8/2/2024	CBK	3,077	-	3,077
CAD	539,444	EUR	536,257	8/2/2024	CBK	3,187	-	3,187
CAD	539,585	EUR	536,256	8/2/2024	CBK	3,329	-	3,329
CAD	539,975	EUR	536,257	8/2/2024	CBK	3,718	-	3,718
CAD	540,731	EUR	536,256	8/2/2024	CBK	4,475	-	4,475
CAD	540,937	EUR	536,256	8/2/2024	CBK	4,681	-	4,681
CAD	541,079	EUR	536,257	8/2/2024	CBK	4,822	-	4,822
CAD	541,089	EUR	536,256	8/2/2024	CBK	4,833	-	4,833
CAD	541,137	EUR	536,257	8/2/2024	CBK	4,880	-	4,880
CAD	541,274	EUR	536,257	8/2/2024	CBK	5,017	-	5,017
CAD	541,518	EUR	536,256	8/2/2024	CBK	5,262	-	5,262
CAD	541,586	EUR	536,257	8/2/2024	CBK	5,329	-	5,329
CAD	581,802	EUR	583,008	8/2/2024	CBK	-	(1,206)	(1,206)
EUR	583,008	CAD	581,802	8/2/2024	CBK	1,206	-	1,206
CAD	642,987	EUR	643,508	8/2/2024	CBK	-	(521)	(521)
EUR	643,508	CAD	647,646	8/2/2024	CBK	-	(4,138)	(4,138)
EUR	643,508	CAD	647,114	8/2/2024	CBK	-	(3,606)	(3,606)
EUR	643,508	CAD	646,953	8/2/2024	CBK	-	(3,445)	(3,445)
EUR	643,508	CAD	646,562	8/2/2024	CBK	-	(3,054)	(3,054)
EUR	643,508	CAD	647,665	8/2/2024	CBK	-	(4,157)	(4,157)
EUR	643,508	CAD	647,244	8/2/2024	CBK	-	(3,736)	(3,736)
EUR	643,508	CAD	647,574	8/2/2024	CBK	-	(4,066)	(4,066)
EUR	643,508	CAD	647,844	8/2/2024	CBK	-	(4,336)	(4,336)
EUR	643,508	CAD	648,164	8/2/2024	CBK	-	(4,656)	(4,656)
EUR	643,508	CAD	646,887	8/2/2024	CBK	-	(3,379)	(3,379)
EUR	643,508	CAD	646,865	8/2/2024	CBK	-	(3,357)	(3,357)
EUR	643,508	CAD	644,884	8/2/2024	CBK	-	(1,376)	(1,376)
EUR	643,508	CAD	650,197	8/2/2024	CBK	-	(6,689)	(6,689)
EUR	643,508	CAD	649,538	8/2/2024	CBK	-	(6,030)	(6,030)
EUR	643,508	CAD	649,468	8/2/2024	CBK	-	(5,960)	(5,960)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	643,508	CAD	645,314	8/2/2024	CBK	$-	$(1,806)	$(1,806)
EUR	643,508	CAD	645,368	8/2/2024	CBK	-	(1,860)	(1,860)
EUR	643,508	CAD	643,741	8/2/2024	CBK	-	(233)	(233)
EUR	643,508	CAD	642,987	8/2/2024	CBK	521	-	521
EUR	643,508	CAD	645,871	8/2/2024	CBK	-	(2,363)	(2,363)
EUR	643,508	CAD	645,761	8/2/2024	CBK	-	(2,253)	(2,253)
EUR	643,508	CAD	646,753	8/2/2024	CBK	-	(3,245)	(3,245)
EUR	643,508	CAD	646,397	8/2/2024	CBK	-	(2,889)	(2,889)
EUR	643,508	CAD	646,686	8/2/2024	CBK	-	(3,178)	(3,178)
EUR	643,508	CAD	645,767	8/2/2024	CBK	-	(2,259)	(2,259)
EUR	643,508	CAD	645,838	8/2/2024	CBK	-	(2,330)	(2,330)
EUR	643,508	CAD	646,145	8/2/2024	CBK	-	(2,637)	(2,637)
EUR	643,508	CAD	646,177	8/2/2024	CBK	-	(2,669)	(2,669)
EUR	643,508	CAD	646,048	8/2/2024	CBK	-	(2,540)	(2,540)
EUR	643,508	CAD	646,005	8/2/2024	CBK	-	(2,497)	(2,497)
EUR	643,508	CAD	646,041	8/2/2024	CBK	-	(2,533)	(2,533)
EUR	643,508	CAD	646,116	8/2/2024	CBK	-	(2,608)	(2,608)
EUR	643,508	CAD	646,048	8/2/2024	CBK	-	(2,540)	(2,540)
CAD	643,741	EUR	643,508	8/2/2024	CBK	233	-	233
CAD	644,885	EUR	643,509	8/2/2024	CBK	1,376	-	1,376
CAD	645,314	EUR	643,508	8/2/2024	CBK	1,806	-	1,806
CAD	645,368	EUR	643,508	8/2/2024	CBK	1,860	-	1,860
CAD	645,761	EUR	643,508	8/2/2024	CBK	2,253	-	2,253
CAD	645,767	EUR	643,508	8/2/2024	CBK	2,259	-	2,259
CAD	645,838	EUR	643,508	8/2/2024	CBK	2,330	-	2,330
CAD	645,871	EUR	643,508	8/2/2024	CBK	2,363	-	2,363
CAD	646,005	EUR	643,508	8/2/2024	CBK	2,497	-	2,497
CAD	646,041	EUR	643,508	8/2/2024	CBK	2,533	-	2,533
CAD	646,048	EUR	643,508	8/2/2024	CBK	2,540	-	2,540
CAD	646,048	EUR	643,508	8/2/2024	CBK	2,540	-	2,540
CAD	646,117	EUR	643,509	8/2/2024	CBK	2,608	-	2,608
CAD	646,145	EUR	643,508	8/2/2024	CBK	2,637	-	2,637
CAD	646,177	EUR	643,508	8/2/2024	CBK	2,669	-	2,669
CAD	646,397	EUR	643,508	8/2/2024	CBK	2,889	-	2,889
CAD	646,562	EUR	643,508	8/2/2024	CBK	3,054	-	3,054
CAD	646,686	EUR	643,508	8/2/2024	CBK	3,178	-	3,178
CAD	646,753	EUR	643,508	8/2/2024	CBK	3,245	-	3,245
CAD	646,865	EUR	643,508	8/2/2024	CBK	3,357	-	3,357
CAD	646,887	EUR	643,508	8/2/2024	CBK	3,379	-	3,379
CAD	646,954	EUR	643,509	8/2/2024	CBK	3,445	-	3,445
CAD	647,114	EUR	643,508	8/2/2024	CBK	3,606	-	3,606
CAD	647,244	EUR	643,508	8/2/2024	CBK	3,736	-	3,736
CAD	647,574	EUR	643,508	8/2/2024	CBK	4,066	-	4,066
CAD	647,646	EUR	643,508	8/2/2024	CBK	4,138	-	4,138
CAD	647,665	EUR	643,508	8/2/2024	CBK	4,157	-	4,157
CAD	647,844	EUR	643,508	8/2/2024	CBK	4,336	-	4,336
CAD	648,164	EUR	643,508	8/2/2024	CBK	4,656	-	4,656
CAD	649,468	EUR	643,508	8/2/2024	CBK	5,960	-	5,960
CAD	649,538	EUR	643,508	8/2/2024	CBK	6,030	-	6,030
CAD	650,197	EUR	643,508	8/2/2024	CBK	6,689	-	6,689
CAD	680,273	EUR	680,413	8/2/2024	CBK	-	(140)	(140)
EUR	680,412	CAD	680,272	8/2/2024	CBK	140	-	140
EUR	750,759	CAD	753,777	8/2/2024	CBK	-	(3,018)	(3,018)
EUR	750,759	CAD	753,456	8/2/2024	CBK	-	(2,697)	(2,697)
EUR	750,759	CAD	752,970	8/2/2024	CBK	-	(2,211)	(2,211)
EUR	750,759	CAD	753,369	8/2/2024	CBK	-	(2,610)	(2,610)
EUR	750,759	CAD	755,228	8/2/2024	CBK	-	(4,469)	(4,469)
EUR	750,759	CAD	757,039	8/2/2024	CBK	-	(6,280)	(6,280)
EUR	750,759	CAD	757,421	8/2/2024	CBK	-	(6,662)	(6,662)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	750,759	CAD	753,774	8/2/2024	CBK	$-	$(3,015)	$(3,015)
EUR	750,759	CAD	753,673	8/2/2024	CBK	-	(2,914)	(2,914)
CAD	752,971	EUR	750,760	8/2/2024	CBK	2,211	-	2,211
CAD	753,369	EUR	750,759	8/2/2024	CBK	2,610	-	2,610
CAD	753,456	EUR	750,760	8/2/2024	CBK	2,696	-	2,696
CAD	753,674	EUR	750,760	8/2/2024	CBK	2,914	-	2,914
CAD	753,774	EUR	750,759	8/2/2024	CBK	3,015	-	3,015
CAD	753,777	EUR	750,759	8/2/2024	CBK	3,018	-	3,018
CAD	755,228	EUR	750,759	8/2/2024	CBK	4,469	-	4,469
CAD	757,040	EUR	750,760	8/2/2024	CBK	6,280	-	6,280
CAD	757,421	EUR	750,759	8/2/2024	CBK	6,662	-	6,662
CAD	830,991	EUR	832,475	8/2/2024	CBK	-	(1,484)	(1,484)
EUR	832,475	CAD	830,991	8/2/2024	CBK	1,484	-	1,484
EUR	858,011	CAD	861,669	8/2/2024	CBK	-	(3,658)	(3,658)
EUR	858,011	CAD	866,041	8/2/2024	CBK	-	(8,030)	(8,030)
EUR	858,011	CAD	861,755	8/2/2024	CBK	-	(3,744)	(3,744)
EUR	858,011	CAD	860,904	8/2/2024	CBK	-	(2,893)	(2,893)
CAD	860,904	EUR	858,011	8/2/2024	CBK	2,893	-	2,893
CAD	861,668	EUR	858,010	8/2/2024	CBK	3,658	-	3,658
CAD	861,755	EUR	858,011	8/2/2024	CBK	3,744	-	3,744
CAD	866,040	EUR	858,010	8/2/2024	CBK	8,030	-	8,030
CAD	952,409	EUR	952,576	8/2/2024	CBK	-	(167)	(167)
CAD	952,450	EUR	952,575	8/2/2024	CBK	-	(125)	(125)
EUR	952,575	CAD	952,450	8/2/2024	CBK	125	-	125
EUR	952,576	CAD	952,409	8/2/2024	CBK	167	-	167
EUR	965,262	CAD	974,340	8/2/2024	CBK	-	(9,078)	(9,078)
CAD	974,340	EUR	965,262	8/2/2024	CBK	9,078	-	9,078
CAD	997,055	EUR	998,971	8/2/2024	CBK	-	(1,916)	(1,916)
EUR	998,970	CAD	997,054	8/2/2024	CBK	1,916	-	1,916
EUR	1,072,513	CAD	1,083,218	8/2/2024	CBK	-	(10,705)	(10,705)
EUR	1,072,513	CAD	1,082,147	8/2/2024	CBK	-	(9,634)	(9,634)
CAD	1,082,147	EUR	1,072,513	8/2/2024	CBK	9,634	-	9,634
CAD	1,083,218	EUR	1,072,513	8/2/2024	CBK	10,705	-	10,705
CAD	1,163,402	EUR	1,165,464	8/2/2024	CBK	-	(2,062)	(2,062)
CAD	1,163,667	EUR	1,165,464	8/2/2024	CBK	-	(1,797)	(1,797)
EUR	1,165,464	CAD	1,163,667	8/2/2024	CBK	1,797	-	1,797
EUR	1,165,464	CAD	1,163,402	8/2/2024	CBK	2,062	-	2,062
CAD	1,224,551	EUR	1,224,740	8/2/2024	CBK	-	(189)	(189)
EUR	1,224,741	CAD	1,224,552	8/2/2024	CBK	189	-	189
CAD	1,286,400	EUR	1,287,017	8/2/2024	CBK	-	(617)	(617)
EUR	1,287,016	CAD	1,298,855	8/2/2024	CBK	-	(11,839)	(11,839)
EUR	1,287,017	CAD	1,286,400	8/2/2024	CBK	617	-	617
CAD	1,298,855	EUR	1,287,016	8/2/2024	CBK	11,839	-	11,839
CAD	1,309,446	EUR	1,311,765	8/2/2024	CBK	-	(2,319)	(2,319)
EUR	1,311,766	CAD	1,309,447	8/2/2024	CBK	2,319	-	2,319
CAD	1,662,096	EUR	1,664,951	8/2/2024	CBK	-	(2,855)	(2,855)
EUR	1,664,951	CAD	1,662,096	8/2/2024	CBK	2,855	-	2,855
EUR	1,716,022	CAD	1,732,346	8/2/2024	CBK	-	(16,324)	(16,324)
CAD	1,732,345	EUR	1,716,021	8/2/2024	CBK	16,324	-	16,324
EUR	1,930,524	CAD	1,947,358	8/2/2024	CBK	-	(16,834)	(16,834)
CAD	1,947,358	EUR	1,930,524	8/2/2024	CBK	16,834	-	16,834
EUR	2,788,535	CAD	2,818,558	8/2/2024	CBK	-	(30,023)	(30,023)
CAD	2,818,558	EUR	2,788,535	8/2/2024	CBK	30,023	-	30,023
EUR	3,539,294	CAD	3,591,908	8/2/2024	CBK	-	(52,614)	(52,614)
CAD	3,591,909	EUR	3,539,295	8/2/2024	CBK	52,614	-	52,614
EUR	4,290,054	CAD	4,360,251	8/2/2024	CBK	-	(70,197)	(70,197)
CAD	4,360,251	EUR	4,290,054	8/2/2024	CBK	70,197	-	70,197
EUR	4,893,463	CAD	4,897,337	8/2/2024	CBK	-	(3,874)	(3,874)
CAD	4,897,337	EUR	4,893,463	8/2/2024	CBK	3,874	-	3,874

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CAD	5,369,916	EUR	5,362,568	8/2/2024	CBK	$7,348	$-	$7,348
CAD	5,830,461	EUR	5,834,244	8/2/2024	CBK	-	(3,783)	(3,783)
EUR	7,340,195	CAD	7,344,091	8/2/2024	CBK	-	(3,896)	(3,896)
CAD	7,344,092	EUR	7,340,196	8/2/2024	CBK	3,896	-	3,896
EUR	8,110,039	CAD	8,115,352	8/2/2024	CBK	-	(5,313)	(5,313)
CAD	8,115,352	EUR	8,110,039	8/2/2024	CBK	5,313	-	5,313
CAD	9,716,031	EUR	9,723,742	8/2/2024	CBK	-	(7,711)	(7,711)
CAD	10,604,665	EUR	10,611,343	8/2/2024	CBK	-	(6,678)	(6,678)
CAD	12,012,795	EUR	12,041,464	8/2/2024	CBK	-	(28,669)	(28,669)
EUR	12,041,464	CAD	12,012,795	8/2/2024	CBK	28,669	-	28,669
EUR	14,395,480	CAD	14,399,153	8/2/2024	CBK	-	(3,673)	(3,673)
CAD	14,399,152	EUR	14,395,479	8/2/2024	CBK	3,673	-	3,673
CAD	21,047,522	EUR	21,099,202	8/2/2024	CBK	-	(51,680)	(51,680)
EUR	21,099,202	CAD	21,047,522	8/2/2024	CBK	51,680	-	51,680
EUR	22,020,585	CAD	22,022,967	8/2/2024	CBK	-	(2,382)	(2,382)
CAD	22,022,967	EUR	22,020,585	8/2/2024	CBK	2,382	-	2,382
EUR	22,606,235	CAD	22,613,406	8/2/2024	CBK	-	(7,171)	(7,171)
CAD	22,613,406	EUR	22,606,235	8/2/2024	CBK	7,171	-	7,171
EUR	60,249,418	CAD	60,991,874	8/2/2024	CBK	-	(742,456)	(742,456)
CAD	60,991,874	EUR	60,249,418	8/2/2024	CBK	742,456	-	742,456
EUR	107,062,683	CAD	108,373,923	8/2/2024	CBK	-	(1,311,240)	(1,311,240)
CAD	108,373,923	EUR	107,062,683	8/2/2024	CBK	1,311,240	-	1,311,240
CAD	111,056,439	EUR	112,506,663	8/2/2024	CBK	-	(1,450,224)	(1,450,224)
JPY	61,688	GBP	63,220	8/8/2024	CBK	-	(1,532)	(1,532)
JPY	61,729	GBP	63,220	8/8/2024	CBK	-	(1,491)	(1,491)
JPY	61,811	GBP	63,219	8/8/2024	CBK	-	(1,408)	(1,408)
JPY	61,844	GBP	63,220	8/8/2024	CBK	-	(1,376)	(1,376)
JPY	61,847	GBP	63,220	8/8/2024	CBK	-	(1,373)	(1,373)
JPY	123,463	GBP	126,440	8/8/2024	CBK	-	(2,977)	(2,977)
JPY	123,528	GBP	126,440	8/8/2024	CBK	-	(2,912)	(2,912)
JPY	123,573	GBP	126,440	8/8/2024	CBK	-	(2,867)	(2,867)
JPY	123,648	GBP	126,439	8/8/2024	CBK	-	(2,791)	(2,791)
JPY	123,685	GBP	126,439	8/8/2024	CBK	-	(2,754)	(2,754)
JPY	185,193	GBP	189,659	8/8/2024	CBK	-	(4,466)	(4,466)
JPY	185,312	GBP	189,659	8/8/2024	CBK	-	(4,347)	(4,347)
JPY	185,329	GBP	189,659	8/8/2024	CBK	-	(4,330)	(4,330)
JPY	185,478	GBP	189,659	8/8/2024	CBK	-	(4,181)	(4,181)
JPY	186,332	GBP	189,659	8/8/2024	CBK	-	(3,327)	(3,327)
GBP	189,659	JPY	185,278	8/8/2024	CBK	4,381	-	4,381
JPY	248,521	GBP	252,879	8/8/2024	CBK	-	(4,358)	(4,358)
JPY	307,982	GBP	316,099	8/8/2024	CBK	-	(8,117)	(8,117)
JPY	310,600	GBP	316,099	8/8/2024	CBK	-	(5,499)	(5,499)
JPY	310,775	GBP	316,099	8/8/2024	CBK	-	(5,324)	(5,324)
GBP	316,099	JPY	314,200	8/8/2024	CBK	1,899	-	1,899
JPY	367,407	GBP	379,318	8/8/2024	CBK	-	(11,911)	(11,911)
JPY	367,781	GBP	379,318	8/8/2024	CBK	-	(11,537)	(11,537)
JPY	372,841	GBP	379,318	8/8/2024	CBK	-	(6,477)	(6,477)
JPY	430,982	GBP	442,539	8/8/2024	CBK	-	(11,557)	(11,557)
JPY	433,969	GBP	442,538	8/8/2024	CBK	-	(8,569)	(8,569)
JPY	494,313	GBP	505,758	8/8/2024	CBK	-	(11,445)	(11,445)
GBP	505,758	JPY	503,688	8/8/2024	CBK	2,070	-	2,070
GBP	505,758	JPY	496,120	8/8/2024	CBK	9,638	-	9,638
JPY	551,894	GBP	568,978	8/8/2024	CBK	-	(17,084)	(17,084)
JPY	674,462	GBP	695,417	8/8/2024	CBK	-	(20,955)	(20,955)
GBP	948,296	JPY	934,601	8/8/2024	CBK	13,695	-	13,695
JPY	1,111,666	GBP	1,137,955	8/8/2024	CBK	-	(26,289)	(26,289)
GBP	1,264,395	JPY	1,237,428	8/8/2024	CBK	26,967	-	26,967
GBP	1,390,835	JPY	1,372,594	8/8/2024	CBK	18,241	-	18,241
GBP	2,023,032	JPY	2,016,763	8/8/2024	CBK	6,269	-	6,269

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	2,655,230	JPY	2,655,292	8/8/2024	CBK	$-	$(62)	$(62)
GBP	2,718,449	JPY	2,685,757	8/8/2024	CBK	32,692	-	32,692
GBP	2,718,449	JPY	2,698,386	8/8/2024	CBK	20,063	-	20,063
GBP	3,160,988	JPY	3,124,312	8/8/2024	CBK	36,676	-	36,676
GBP	43,513,651	JPY	42,389,301	8/8/2024	CBK	1,124,350	-	1,124,350
GBP	50,367,682	JPY	49,041,999	8/8/2024	CBK	1,325,683	-	1,325,683
USD	1,769,256	THB	1,776,492	8/8/2024	CBK	-	(7,236)	(7,236)
USD	1,764,798	THB	1,776,492	8/8/2024	CBK	-	(11,694)	(11,694)
USD	1,696,406	THB	1,708,166	8/8/2024	CBK	-	(11,760)	(11,760)
USD	1,702,627	THB	1,708,166	8/8/2024	CBK	-	(5,539)	(5,539)
USD	1,573,260	THB	1,571,512	8/8/2024	CBK	1,748	-	1,748
USD	1,558,844	THB	1,571,512	8/8/2024	CBK	-	(12,668)	(12,668)
USD	1,566,484	THB	1,571,512	8/8/2024	CBK	-	(5,028)	(5,028)
USD	1,496,306	THB	1,503,186	8/8/2024	CBK	-	(6,880)	(6,880)
USD	1,505,850	THB	1,503,186	8/8/2024	CBK	2,664	-	2,664
USD	1,499,173	THB	1,503,186	8/8/2024	CBK	-	(4,013)	(4,013)
USD	1,438,281	THB	1,434,859	8/8/2024	CBK	3,422	-	3,422
USD	1,427,022	THB	1,434,859	8/8/2024	CBK	-	(7,837)	(7,837)
USD	1,426,149	THB	1,434,859	8/8/2024	CBK	-	(8,710)	(8,710)
USD	1,429,960	THB	1,434,859	8/8/2024	CBK	-	(4,899)	(4,899)
USD	1,358,297	THB	1,366,533	8/8/2024	CBK	-	(8,236)	(8,236)
USD	1,365,382	THB	1,366,533	8/8/2024	CBK	-	(1,151)	(1,151)
INR	29,943	USD	29,920	8/13/2024	CBK	23	-	23
INR	29,943	USD	29,921	8/13/2024	CBK	22	-	22
INR	29,943	USD	29,922	8/13/2024	CBK	21	-	21
INR	29,943	USD	29,921	8/13/2024	CBK	22	-	22
INR	29,943	USD	29,924	8/13/2024	CBK	19	-	19
INR	29,943	USD	29,922	8/13/2024	CBK	21	-	21
INR	29,943	USD	29,924	8/13/2024	CBK	19	-	19
INR	29,943	USD	29,924	8/13/2024	CBK	19	-	19
INR	29,943	USD	29,932	8/13/2024	CBK	11	-	11
INR	29,943	USD	29,939	8/13/2024	CBK	4	-	4
INR	29,943	USD	29,943	8/13/2024	CBK	-	-	-
INR	29,943	USD	29,931	8/13/2024	CBK	12	-	12
INR	29,943	USD	29,948	8/13/2024	CBK	-	(5)	(5)
INR	29,943	USD	29,942	8/13/2024	CBK	1	-	1
INR	29,943	USD	29,932	8/13/2024	CBK	11	-	11
INR	29,943	USD	29,941	8/13/2024	CBK	2	-	2
INR	29,943	USD	29,948	8/13/2024	CBK	-	(5)	(5)
INR	59,885	USD	59,892	8/13/2024	CBK	-	(7)	(7)
INR	59,885	USD	59,861	8/13/2024	CBK	24	-	24
INR	59,885	USD	59,862	8/13/2024	CBK	23	-	23
INR	59,885	USD	59,859	8/13/2024	CBK	26	-	26
INR	59,885	USD	59,880	8/13/2024	CBK	5	-	5
INR	59,885	USD	59,892	8/13/2024	CBK	-	(7)	(7)
INR	59,885	USD	59,880	8/13/2024	CBK	5	-	5
INR	59,885	USD	59,882	8/13/2024	CBK	3	-	3
INR	59,885	USD	59,876	8/13/2024	CBK	9	-	9
INR	59,885	USD	59,872	8/13/2024	CBK	13	-	13
INR	59,885	USD	59,875	8/13/2024	CBK	10	-	10
INR	59,885	USD	59,871	8/13/2024	CBK	14	-	14
INR	59,885	USD	59,879	8/13/2024	CBK	6	-	6
INR	89,828	USD	89,838	8/13/2024	CBK	-	(10)	(10)
INR	89,828	USD	89,792	8/13/2024	CBK	36	-	36
INR	89,828	USD	89,817	8/13/2024	CBK	11	-	11
INR	89,828	USD	89,818	8/13/2024	CBK	10	-	10
INR	89,828	USD	89,830	8/13/2024	CBK	-	(2)	(2)
USD	29,918	INR	29,942	8/13/2024	CBK	-	(24)	(24)
USD	50,452,837	TWD	50,519,334	8/22/2024	CBK	-	(66,497)	(66,497)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SEK	236,693	USD	239,686	9/9/2024	CBK	$-	$(2,993)	$(2,993)
SEK	473,387	USD	480,050	9/9/2024	CBK	-	(6,663)	(6,663)
SEK	899,435	USD	908,760	9/9/2024	CBK	-	(9,325)	(9,325)
SEK	1,514,838	USD	1,533,532	9/9/2024	CBK	-	(18,694)	(18,694)
SEK	3,361,047	USD	3,386,132	9/9/2024	CBK	-	(25,085)	(25,085)
SEK	4,165,804	USD	4,174,574	9/9/2024	CBK	-	(8,770)	(8,770)
SEK	4,828,546	USD	4,895,727	9/9/2024	CBK	-	(67,181)	(67,181)
SEK	5,301,933	USD	5,353,845	9/9/2024	CBK	-	(51,912)	(51,912)
SEK	9,515,076	USD	9,697,649	9/9/2024	CBK	-	(182,573)	(182,573)
SEK	10,457,356	USD	10,694,071	9/9/2024	CBK	-	(236,715)	(236,715)
SEK	10,982,575	USD	11,177,086	9/9/2024	CBK	-	(194,511)	(194,511)
SEK	11,408,623	USD	11,504,501	9/9/2024	CBK	-	(95,878)	(95,878)
SEK	11,507,795	USD	11,753,854	9/9/2024	CBK	-	(246,059)	(246,059)
SEK	13,747,138	USD	13,648,668	9/9/2024	CBK	98,470	-	98,470
SEK	14,722,331	USD	14,984,181	9/9/2024	CBK	-	(261,850)	(261,850)
SEK	24,481,205	USD	24,322,527	9/9/2024	CBK	158,678	-	158,678
SEK	30,601,507	USD	30,400,582	9/9/2024	CBK	200,925	-	200,925
SEK	42,842,109	USD	42,577,029	9/9/2024	CBK	265,080	-	265,080
USD	42,577,029	SEK	42,842,109	9/9/2024	CBK	-	(265,080)	(265,080)
USD	38,546,396	SEK	40,474,576	9/9/2024	CBK	-	(1,928,180)	(1,928,180)
USD	30,400,582	SEK	30,601,507	9/9/2024	CBK	-	(200,925)	(200,925)
USD	24,322,527	SEK	24,481,205	9/9/2024	CBK	-	(158,678)	(158,678)
USD	14,984,181	SEK	14,722,331	9/9/2024	CBK	261,850	-	261,850
USD	13,648,668	SEK	13,747,138	9/9/2024	CBK	-	(98,470)	(98,470)
USD	12,213,506	SEK	12,166,042	9/9/2024	CBK	47,464	-	47,464
USD	11,753,854	SEK	11,507,795	9/9/2024	CBK	246,059	-	246,059
USD	11,504,501	SEK	11,408,623	9/9/2024	CBK	95,878	-	95,878
USD	11,177,086	SEK	10,982,575	9/9/2024	CBK	194,511	-	194,511
USD	10,694,071	SEK	10,457,356	9/9/2024	CBK	236,715	-	236,715
USD	9,697,649	SEK	9,515,076	9/9/2024	CBK	182,573	-	182,573
USD	8,767,223	SEK	8,794,418	9/9/2024	CBK	-	(27,195)	(27,195)
USD	8,130,257	SEK	8,152,832	9/9/2024	CBK	-	(22,575)	(22,575)
USD	5,353,845	SEK	5,301,933	9/9/2024	CBK	51,912	-	51,912
USD	4,895,727	SEK	4,828,546	9/9/2024	CBK	67,181	-	67,181
USD	4,174,574	SEK	4,165,804	9/9/2024	CBK	8,770	-	8,770
USD	3,386,132	SEK	3,361,047	9/9/2024	CBK	25,085	-	25,085
USD	1,533,532	SEK	1,514,838	9/9/2024	CBK	18,694	-	18,694
USD	908,760	SEK	899,435	9/9/2024	CBK	9,325	-	9,325
USD	480,050	SEK	473,387	9/9/2024	CBK	6,663	-	6,663
USD	239,686	SEK	236,693	9/9/2024	CBK	2,993	-	2,993
MXN	108,115	USD	106,924	9/12/2024	CBK	1,191	-	1,191
MXN	135,144	USD	134,038	9/12/2024	CBK	1,106	-	1,106
MXN	243,259	USD	235,725	9/12/2024	CBK	7,534	-	7,534
MXN	731,037	USD	730,058	9/12/2024	CBK	979	-	979
MXN	1,162,237	USD	1,145,322	9/12/2024	CBK	16,915	-	16,915
MXN	1,567,668	USD	1,548,359	9/12/2024	CBK	19,309	-	19,309
MXN	1,675,783	USD	1,640,028	9/12/2024	CBK	35,755	-	35,755
MXN	1,783,111	USD	1,804,049	9/12/2024	CBK	-	(20,938)	(20,938)
MXN	3,642,856	USD	3,720,979	9/12/2024	CBK	-	(78,123)	(78,123)
MXN	3,702,941	USD	3,656,319	9/12/2024	CBK	46,622	-	46,622
MXN	4,149,416	USD	4,277,965	9/12/2024	CBK	-	(128,549)	(128,549)
MXN	4,594,890	USD	4,597,607	9/12/2024	CBK	-	(2,717)	(2,717)
MXN	4,919,235	USD	4,879,618	9/12/2024	CBK	39,617	-	39,617
MXN	5,858,831	USD	6,256,757	9/12/2024	CBK	-	(397,926)	(397,926)
MXN	7,107,104	USD	7,422,218	9/12/2024	CBK	-	(315,114)	(315,114)
MXN	7,607,263	USD	7,855,967	9/12/2024	CBK	-	(248,704)	(248,704)
MXN	8,055,360	USD	8,147,114	9/12/2024	CBK	-	(91,754)	(91,754)
MXN	8,196,426	USD	8,379,100	9/12/2024	CBK	-	(182,674)	(182,674)
MXN	8,686,461	USD	9,075,528	9/12/2024	CBK	-	(389,067)	(389,067)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MXN	9,584,027	USD	9,827,547	9/12/2024	CBK	$-	$(243,520)	$(243,520)
MXN	9,681,971	USD	9,978,460	9/12/2024	CBK	-	(296,489)	(296,489)
MXN	10,053,440	USD	10,002,165	9/12/2024	CBK	51,275	-	51,275
MXN	10,433,103	USD	11,162,962	9/12/2024	CBK	-	(729,859)	(729,859)
MXN	10,973,679	USD	11,190,924	9/12/2024	CBK	-	(217,245)	(217,245)
MXN	11,795,726	USD	12,127,324	9/12/2024	CBK	-	(331,598)	(331,598)
MXN	12,081,175	USD	12,335,668	9/12/2024	CBK	-	(254,493)	(254,493)
MXN	13,424,530	USD	14,024,228	9/12/2024	CBK	-	(599,698)	(599,698)
MXN	13,917,883	USD	14,180,883	9/12/2024	CBK	-	(263,000)	(263,000)
MXN	13,917,883	USD	14,220,460	9/12/2024	CBK	-	(302,577)	(302,577)
MXN	19,974,257	USD	21,349,937	9/12/2024	CBK	-	(1,375,680)	(1,375,680)
MXN	24,187,836	USD	25,799,238	9/12/2024	CBK	-	(1,611,402)	(1,611,402)
MXN	28,219,142	USD	30,105,379	9/12/2024	CBK	-	(1,886,237)	(1,886,237)
MXN	37,114,356	USD	37,928,142	9/12/2024	CBK	-	(813,786)	(813,786)
MXN	56,438,285	USD	60,067,458	9/12/2024	CBK	-	(3,629,173)	(3,629,173)
MXN	56,438,285	USD	60,001,715	9/12/2024	CBK	-	(3,563,430)	(3,563,430)
MXN	60,469,591	USD	64,350,111	9/12/2024	CBK	-	(3,880,520)	(3,880,520)
MXN	64,500,897	USD	68,675,449	9/12/2024	CBK	-	(4,174,552)	(4,174,552)
MXN	68,532,203	USD	72,876,523	9/12/2024	CBK	-	(4,344,320)	(4,344,320)
MXN	198,305,210	USD	202,194,261	9/12/2024	CBK	-	(3,889,051)	(3,889,051)
USD	202,194,261	MXN	198,305,210	9/12/2024	CBK	3,889,051	-	3,889,051
USD	72,876,523	MXN	68,532,203	9/12/2024	CBK	4,344,320	-	4,344,320
USD	68,675,449	MXN	64,500,897	9/12/2024	CBK	4,174,552	-	4,174,552
USD	64,350,111	MXN	60,469,591	9/12/2024	CBK	3,880,520	-	3,880,520
USD	60,001,715	MXN	56,438,285	9/12/2024	CBK	3,563,430	-	3,563,430
USD	60,067,458	MXN	56,438,285	9/12/2024	CBK	3,629,173	-	3,629,173
USD	37,928,142	MXN	37,114,356	9/12/2024	CBK	813,786	-	813,786
USD	30,105,379	MXN	28,219,142	9/12/2024	CBK	1,886,237	-	1,886,237
USD	14,517,587	MXN	28,109,916	9/12/2024	CBK	-	(13,592,329)	(13,592,329)
USD	25,799,238	MXN	24,187,836	9/12/2024	CBK	1,611,402	-	1,611,402
USD	21,349,937	MXN	19,974,257	9/12/2024	CBK	1,375,680	-	1,375,680
USD	14,220,460	MXN	13,917,883	9/12/2024	CBK	302,577	-	302,577
USD	14,180,883	MXN	13,917,883	9/12/2024	CBK	263,000	-	263,000
USD	14,024,228	MXN	13,424,530	9/12/2024	CBK	599,698	-	599,698
USD	12,335,668	MXN	12,081,175	9/12/2024	CBK	254,493	-	254,493
USD	12,127,324	MXN	11,795,726	9/12/2024	CBK	331,598	-	331,598
USD	11,190,924	MXN	10,973,679	9/12/2024	CBK	217,245	-	217,245
USD	11,162,962	MXN	10,433,103	9/12/2024	CBK	729,859	-	729,859
USD	10,002,165	MXN	10,053,440	9/12/2024	CBK	-	(51,275)	(51,275)
USD	9,978,460	MXN	9,681,971	9/12/2024	CBK	296,489	-	296,489
USD	9,827,547	MXN	9,584,027	9/12/2024	CBK	243,520	-	243,520
USD	9,075,528	MXN	8,686,461	9/12/2024	CBK	389,067	-	389,067
USD	8,379,100	MXN	8,196,426	9/12/2024	CBK	182,674	-	182,674
USD	8,147,114	MXN	8,055,360	9/12/2024	CBK	91,754	-	91,754
USD	7,855,967	MXN	7,607,263	9/12/2024	CBK	248,704	-	248,704
USD	7,422,218	MXN	7,107,104	9/12/2024	CBK	315,114	-	315,114
USD	6,256,757	MXN	5,858,831	9/12/2024	CBK	397,926	-	397,926
USD	4,879,618	MXN	4,919,235	9/12/2024	CBK	-	(39,617)	(39,617)
USD	4,277,965	MXN	4,149,416	9/12/2024	CBK	128,549	-	128,549
USD	3,656,319	MXN	3,702,941	9/12/2024	CBK	-	(46,622)	(46,622)
USD	3,720,979	MXN	3,642,856	9/12/2024	CBK	78,123	-	78,123
USD	1,804,049	MXN	1,783,111	9/12/2024	CBK	20,938	-	20,938
USD	1,640,028	MXN	1,675,783	9/12/2024	CBK	-	(35,755)	(35,755)
USD	1,548,359	MXN	1,567,668	9/12/2024	CBK	-	(19,309)	(19,309)
USD	1,145,322	MXN	1,162,237	9/12/2024	CBK	-	(16,915)	(16,915)
USD	730,058	MXN	731,037	9/12/2024	CBK	-	(979)	(979)
USD	235,725	MXN	243,259	9/12/2024	CBK	-	(7,534)	(7,534)
USD	106,924	MXN	108,115	9/12/2024	CBK	-	(1,191)	(1,191)
NOK	563,034	USD	564,048	9/18/2024	CBK	-	(1,014)	(1,014)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NOK	1,548,344	USD	1,557,873	9/18/2024	CBK	$-	$(9,529)	$(9,529)
NOK	1,736,022	USD	1,758,099	9/18/2024	CBK	-	(22,077)	(22,077)
NOK	2,768,252	USD	2,784,854	9/18/2024	CBK	-	(16,602)	(16,602)
NOK	3,378,206	USD	3,418,793	9/18/2024	CBK	-	(40,587)	(40,587)
NOK	4,269,677	USD	4,343,355	9/18/2024	CBK	-	(73,678)	(73,678)
NOK	4,785,792	USD	4,883,804	9/18/2024	CBK	-	(98,012)	(98,012)
NOK	5,864,941	USD	5,865,956	9/18/2024	CBK	-	(1,015)	(1,015)
NOK	6,521,814	USD	6,547,096	9/18/2024	CBK	-	(25,282)	(25,282)
NOK	9,149,308	USD	9,156,205	9/18/2024	CBK	-	(6,897)	(6,897)
NOK	9,806,181	USD	9,897,001	9/18/2024	CBK	-	(90,820)	(90,820)
NOK	12,668,272	USD	12,804,442	9/18/2024	CBK	-	(136,170)	(136,170)
NOK	21,690,934	USD	21,847,071	9/18/2024	CBK	-	(156,137)	(156,137)
NOK	28,339,394	USD	28,722,625	9/18/2024	CBK	-	(383,231)	(383,231)
NOK	66,705,453	USD	67,214,715	9/18/2024	CBK	-	(509,262)	(509,262)
USD	67,214,715	NOK	66,705,453	9/18/2024	CBK	509,262	-	509,262
USD	34,862,040	NOK	35,001,966	9/18/2024	CBK	-	(139,926)	(139,926)
USD	28,722,625	NOK	28,339,394	9/18/2024	CBK	383,231	-	383,231
USD	21,847,071	NOK	21,690,934	9/18/2024	CBK	156,137	-	156,137
USD	12,804,442	NOK	12,668,272	9/18/2024	CBK	136,170	-	136,170
USD	9,897,001	NOK	9,806,181	9/18/2024	CBK	90,820	-	90,820
USD	9,156,205	NOK	9,149,308	9/18/2024	CBK	6,897	-	6,897
USD	7,982,172	NOK	7,976,319	9/18/2024	CBK	5,853	-	5,853
USD	6,547,096	NOK	6,521,814	9/18/2024	CBK	25,282	-	25,282
USD	5,865,956	NOK	5,864,941	9/18/2024	CBK	1,015	-	1,015
USD	4,883,804	NOK	4,785,792	9/18/2024	CBK	98,012	-	98,012
USD	4,343,355	NOK	4,269,677	9/18/2024	CBK	73,678	-	73,678
USD	3,418,793	NOK	3,378,206	9/18/2024	CBK	40,587	-	40,587
USD	2,784,854	NOK	2,768,252	9/18/2024	CBK	16,602	-	16,602
USD	1,758,099	NOK	1,736,022	9/18/2024	CBK	22,077	-	22,077
USD	1,557,873	NOK	1,548,344	9/18/2024	CBK	9,529	-	9,529
USD	564,048	NOK	563,034	9/18/2024	CBK	1,014	-	1,014
AUD	66,710	USD	66,521	7/1/2024	HUB	189	-	189
AUD	66,710	USD	66,509	7/1/2024	HUB	201	-	201
AUD	66,710	USD	66,595	7/1/2024	HUB	115	-	115
AUD	106,942	EUR	107,095	7/1/2024	HUB	-	(153)	(153)
AUD	106,975	EUR	107,095	7/1/2024	HUB	-	(120)	(120)
AUD	106,986	EUR	107,095	7/1/2024	HUB	-	(109)	(109)
AUD	106,996	EUR	107,095	7/1/2024	HUB	-	(99)	(99)
AUD	107,002	EUR	107,096	7/1/2024	HUB	-	(94)	(94)
AUD	107,011	EUR	107,095	7/1/2024	HUB	-	(84)	(84)
AUD	107,040	EUR	107,096	7/1/2024	HUB	-	(56)	(56)
AUD	107,042	EUR	107,095	7/1/2024	HUB	-	(53)	(53)
PLN	107,044	EUR	107,095	7/1/2024	HUB	-	(51)	(51)
PLN	107,054	EUR	107,095	7/1/2024	HUB	-	(41)	(41)
PLN	107,073	EUR	107,096	7/1/2024	HUB	-	(23)	(23)
PLN	107,095	EUR	107,095	7/1/2024	HUB	-	-	-
PLN	107,104	EUR	107,095	7/1/2024	HUB	9	-	9
AUD	107,148	EUR	107,095	7/1/2024	HUB	53	-	53
AUD	107,219	EUR	107,095	7/1/2024	HUB	124	-	124
AUD	107,223	EUR	107,095	7/1/2024	HUB	128	-	128
AUD	107,255	EUR	107,095	7/1/2024	HUB	160	-	160
AUD	107,257	EUR	107,095	7/1/2024	HUB	162	-	162
AUD	107,281	EUR	107,095	7/1/2024	HUB	186	-	186
AUD	107,284	EUR	107,095	7/1/2024	HUB	189	-	189
AUD	107,302	EUR	107,095	7/1/2024	HUB	207	-	207
AUD	107,354	EUR	107,095	7/1/2024	HUB	259	-	259
AUD	107,377	EUR	107,095	7/1/2024	HUB	282	-	282
AUD	107,382	EUR	107,095	7/1/2024	HUB	287	-	287
AUD	107,410	EUR	107,095	7/1/2024	HUB	315	-	315

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AUD	107,454	EUR	107,095	7/1/2024	HUB	$359	$-	$359
AUD	126,988	GBP	126,410	7/1/2024	HUB	578	-	578
PLN	214,029	EUR	214,190	7/1/2024	HUB	-	(161)	(161)
PLN	214,035	EUR	214,191	7/1/2024	HUB	-	(156)	(156)
PLN	214,117	EUR	214,190	7/1/2024	HUB	-	(73)	(73)
AUD	214,135	EUR	214,190	7/1/2024	HUB	-	(55)	(55)
PLN	214,149	EUR	214,190	7/1/2024	HUB	-	(41)	(41)
PLN	214,316	EUR	214,190	7/1/2024	HUB	126	-	126
PLN	214,391	EUR	214,190	7/1/2024	HUB	201	-	201
AUD	214,610	EUR	214,190	7/1/2024	HUB	420	-	420
AUD	214,729	EUR	214,190	7/1/2024	HUB	539	-	539
AUD	253,619	GBP	252,820	7/1/2024	HUB	799	-	799
AUD	266,840	USD	265,872	7/1/2024	HUB	968	-	968
AUD	316,632	GBP	316,025	7/1/2024	HUB	607	-	607
AUD	316,904	GBP	316,025	7/1/2024	HUB	879	-	879
AUD	316,914	GBP	316,025	7/1/2024	HUB	889	-	889
AUD	317,056	GBP	316,025	7/1/2024	HUB	1,031	-	1,031
PLN	321,088	EUR	321,286	7/1/2024	HUB	-	(198)	(198)
EUR	321,285	CHF	320,438	7/1/2024	HUB	847	-	847
AUD	321,891	EUR	321,285	7/1/2024	HUB	606	-	606
AUD	379,436	GBP	379,229	7/1/2024	HUB	207	-	207
AUD	379,476	GBP	379,229	7/1/2024	HUB	247	-	247
AUD	379,500	GBP	379,229	7/1/2024	HUB	271	-	271
AUD	379,502	GBP	379,229	7/1/2024	HUB	273	-	273
EUR	428,380	CHF	427,149	7/1/2024	HUB	1,231	-	1,231
EUR	428,380	CHF	427,763	7/1/2024	HUB	617	-	617
AUD	428,822	EUR	428,380	7/1/2024	HUB	442	-	442
AUD	442,657	GBP	442,435	7/1/2024	HUB	222	-	222
AUD	442,709	GBP	442,435	7/1/2024	HUB	274	-	274
AUD	442,737	GBP	442,435	7/1/2024	HUB	302	-	302
AUD	442,825	GBP	442,435	7/1/2024	HUB	390	-	390
AUD	443,017	GBP	442,435	7/1/2024	HUB	582	-	582
EUR	535,475	CHF	533,786	7/1/2024	HUB	1,689	-	1,689
AUD	535,965	EUR	535,476	7/1/2024	HUB	489	-	489
AUD	569,092	GBP	568,845	7/1/2024	HUB	247	-	247
AUD	632,254	GBP	632,050	7/1/2024	HUB	204	-	204
EUR	642,570	CHF	640,516	7/1/2024	HUB	2,054	-	2,054
AUD	695,589	GBP	695,254	7/1/2024	HUB	335	-	335
AUD	696,011	GBP	695,254	7/1/2024	HUB	757	-	757
EUR	749,665	CHF	747,588	7/1/2024	HUB	2,077	-	2,077
EUR	856,760	CHF	854,155	7/1/2024	HUB	2,605	-	2,605
EUR	856,760	CHF	855,384	7/1/2024	HUB	1,376	-	1,376
EUR	1,070,950	CHF	1,067,638	7/1/2024	HUB	3,312	-	3,312
EUR	1,178,046	CHF	1,176,031	7/1/2024	HUB	2,015	-	2,015
EUR	1,285,141	CHF	1,282,596	7/1/2024	HUB	2,545	-	2,545
EUR	1,392,236	CHF	1,390,752	7/1/2024	HUB	1,484	-	1,484
EUR	2,141,901	PLN	2,141,186	7/1/2024	HUB	715	-	715
EUR	4,176,707	AUD	4,195,841	7/1/2024	HUB	-	(19,134)	(19,134)
NZD	7,857,388	USD	7,859,468	7/1/2024	HUB	-	(2,080)	(2,080)
GBP	7,963,827	AUD	8,008,390	7/1/2024	HUB	-	(44,563)	(44,563)
CHF	9,741,214	EUR	9,745,650	7/1/2024	HUB	-	(4,436)	(4,436)
EUR	10,388,220	USD	10,376,010	7/1/2024	HUB	12,210	-	12,210
JPY	17,900,429	USD	17,894,484	7/1/2024	HUB	5,945	-	5,945
USD	2,117,180	JPY	2,113,245	7/1/2024	HUB	3,935	-	3,935
USD	1,869,287	JPY	1,864,628	7/1/2024	HUB	4,659	-	4,659
USD	1,246,688	JPY	1,243,085	7/1/2024	HUB	3,603	-	3,603
USD	1,247,069	JPY	1,243,085	7/1/2024	HUB	3,984	-	3,984
USD	1,183,520	JPY	1,180,931	7/1/2024	HUB	2,589	-	2,589
USD	1,183,675	JPY	1,180,931	7/1/2024	HUB	2,744	-	2,744

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,120,023	JPY	1,118,777	7/1/2024	HUB	$1,246	$-	$1,246
USD	1,120,434	JPY	1,118,777	7/1/2024	HUB	1,657	-	1,657
USD	1,058,142	JPY	1,056,623	7/1/2024	HUB	1,519	-	1,519
USD	935,413	JPY	932,314	7/1/2024	HUB	3,099	-	3,099
USD	872,856	JPY	870,160	7/1/2024	HUB	2,696	-	2,696
USD	851,995	NZD	852,740	7/1/2024	HUB	-	(745)	(745)
USD	809,762	JPY	808,005	7/1/2024	HUB	1,757	-	1,757
USD	809,635	JPY	808,005	7/1/2024	HUB	1,630	-	1,630
USD	791,115	NZD	791,830	7/1/2024	HUB	-	(715)	(715)
USD	748,041	JPY	745,851	7/1/2024	HUB	2,190	-	2,190
USD	731,400	NZD	730,920	7/1/2024	HUB	480	-	480
USD	730,872	NZD	730,920	7/1/2024	HUB	-	(48)	(48)
USD	729,996	NZD	730,920	7/1/2024	HUB	-	(924)	(924)
USD	685,465	JPY	683,697	7/1/2024	HUB	1,768	-	1,768
USD	670,483	NZD	670,010	7/1/2024	HUB	473	-	473
USD	640,668	EUR	642,570	7/1/2024	HUB	-	(1,902)	(1,902)
USD	623,232	JPY	621,543	7/1/2024	HUB	1,689	-	1,689
USD	549,162	NZD	548,190	7/1/2024	HUB	972	-	972
USD	535,045	EUR	535,475	7/1/2024	HUB	-	(430)	(430)
USD	534,545	EUR	535,475	7/1/2024	HUB	-	(930)	(930)
USD	534,740	EUR	535,475	7/1/2024	HUB	-	(735)	(735)
USD	534,685	EUR	535,475	7/1/2024	HUB	-	(790)	(790)
USD	533,900	EUR	535,475	7/1/2024	HUB	-	(1,575)	(1,575)
USD	488,544	NZD	487,280	7/1/2024	HUB	1,264	-	1,264
USD	486,384	NZD	487,280	7/1/2024	HUB	-	(896)	(896)
USD	464,300	AUD	466,970	7/1/2024	HUB	-	(2,670)	(2,670)
USD	427,664	EUR	428,380	7/1/2024	HUB	-	(716)	(716)
USD	427,688	EUR	428,380	7/1/2024	HUB	-	(692)	(692)
USD	427,640	EUR	428,380	7/1/2024	HUB	-	(740)	(740)
USD	427,692	EUR	428,380	7/1/2024	HUB	-	(688)	(688)
USD	428,296	EUR	428,380	7/1/2024	HUB	-	(84)	(84)
USD	427,404	EUR	428,380	7/1/2024	HUB	-	(976)	(976)
USD	427,500	EUR	428,380	7/1/2024	HUB	-	(880)	(880)
USD	427,144	EUR	428,380	7/1/2024	HUB	-	(1,236)	(1,236)
USD	427,490	NZD	426,370	7/1/2024	HUB	1,120	-	1,120
USD	321,131	EUR	321,285	7/1/2024	HUB	-	(154)	(154)
USD	320,889	EUR	321,285	7/1/2024	HUB	-	(396)	(396)
USD	320,832	EUR	321,285	7/1/2024	HUB	-	(453)	(453)
USD	320,733	EUR	321,285	7/1/2024	HUB	-	(552)	(552)
USD	320,400	EUR	321,285	7/1/2024	HUB	-	(885)	(885)
USD	320,337	EUR	321,285	7/1/2024	HUB	-	(948)	(948)
USD	320,862	EUR	321,285	7/1/2024	HUB	-	(423)	(423)
USD	303,865	NZD	304,550	7/1/2024	HUB	-	(685)	(685)
USD	305,650	NZD	304,550	7/1/2024	HUB	1,100	-	1,100
USD	244,588	NZD	243,640	7/1/2024	HUB	948	-	948
USD	243,704	NZD	243,640	7/1/2024	HUB	64	-	64
USD	214,166	EUR	214,190	7/1/2024	HUB	-	(24)	(24)
USD	214,188	EUR	214,190	7/1/2024	HUB	-	(2)	(2)
USD	213,838	EUR	214,190	7/1/2024	HUB	-	(352)	(352)
USD	213,712	EUR	214,190	7/1/2024	HUB	-	(478)	(478)
USD	213,938	EUR	214,190	7/1/2024	HUB	-	(252)	(252)
USD	213,853	EUR	214,190	7/1/2024	HUB	-	(337)	(337)
USD	186,988	JPY	186,463	7/1/2024	HUB	525	-	525
USD	124,690	JPY	124,309	7/1/2024	HUB	381	-	381
USD	122,412	NZD	121,820	7/1/2024	HUB	592	-	592
USD	122,346	NZD	121,820	7/1/2024	HUB	526	-	526
USD	106,936	EUR	107,095	7/1/2024	HUB	-	(159)	(159)
USD	61,171	NZD	60,910	7/1/2024	HUB	261	-	261
BRL	17,889	USD	19,505	7/2/2024	HUB	-	(1,616)	(1,616)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	17,889	USD	19,503	7/2/2024	HUB	$-	$(1,614)	$(1,614)
BRL	17,889	USD	19,519	7/2/2024	HUB	-	(1,630)	(1,630)
BRL	17,889	USD	19,516	7/2/2024	HUB	-	(1,627)	(1,627)
BRL	17,889	USD	19,517	7/2/2024	HUB	-	(1,628)	(1,628)
BRL	17,889	USD	19,501	7/2/2024	HUB	-	(1,612)	(1,612)
BRL	17,889	USD	19,508	7/2/2024	HUB	-	(1,619)	(1,619)
BRL	17,889	USD	19,511	7/2/2024	HUB	-	(1,622)	(1,622)
BRL	17,889	USD	19,505	7/2/2024	HUB	-	(1,616)	(1,616)
BRL	17,889	USD	19,507	7/2/2024	HUB	-	(1,618)	(1,618)
AUD	63,157	GBP	63,205	7/2/2024	HUB	-	(48)	(48)
AUD	63,290	GBP	63,205	7/2/2024	HUB	85	-	85
AUD	66,710	JPY	66,346	7/2/2024	HUB	364	-	364
AUD	66,710	JPY	66,370	7/2/2024	HUB	340	-	340
AUD	66,710	JPY	66,405	7/2/2024	HUB	305	-	305
AUD	66,710	JPY	66,449	7/2/2024	HUB	261	-	261
AUD	66,710	JPY	66,460	7/2/2024	HUB	250	-	250
AUD	66,710	JPY	66,501	7/2/2024	HUB	209	-	209
AUD	66,710	JPY	66,549	7/2/2024	HUB	161	-	161
AUD	66,710	JPY	66,240	7/2/2024	HUB	470	-	470
AUD	66,710	JPY	66,347	7/2/2024	HUB	363	-	363
AUD	66,710	JPY	66,429	7/2/2024	HUB	281	-	281
AUD	66,710	JPY	66,387	7/2/2024	HUB	323	-	323
BRL	89,444	USD	97,782	7/2/2024	HUB	-	(8,338)	(8,338)
PLN	107,118	EUR	107,095	7/2/2024	HUB	23	-	23
AUD	107,270	EUR	107,095	7/2/2024	HUB	175	-	175
BRL	107,333	USD	117,489	7/2/2024	HUB	-	(10,156)	(10,156)
BRL	107,333	USD	117,531	7/2/2024	HUB	-	(10,198)	(10,198)
BRL	107,333	USD	117,122	7/2/2024	HUB	-	(9,789)	(9,789)
BRL	107,333	USD	117,303	7/2/2024	HUB	-	(9,970)	(9,970)
AUD	107,581	EUR	107,096	7/2/2024	HUB	485	-	485
BRL	125,221	USD	136,893	7/2/2024	HUB	-	(11,672)	(11,672)
BRL	125,221	USD	136,592	7/2/2024	HUB	-	(11,371)	(11,371)
BRL	125,221	USD	137,091	7/2/2024	HUB	-	(11,870)	(11,870)
BRL	125,221	USD	136,774	7/2/2024	HUB	-	(11,553)	(11,553)
BRL	125,221	USD	130,514	7/2/2024	HUB	-	(5,293)	(5,293)
AUD	126,413	GBP	126,410	7/2/2024	HUB	3	-	3
AUD	133,420	JPY	132,621	7/2/2024	HUB	799	-	799
AUD	133,420	JPY	132,934	7/2/2024	HUB	486	-	486
AUD	133,420	JPY	132,992	7/2/2024	HUB	428	-	428
AUD	133,420	JPY	132,584	7/2/2024	HUB	836	-	836
AUD	133,420	JPY	132,634	7/2/2024	HUB	786	-	786
AUD	133,420	USD	133,008	7/2/2024	HUB	412	-	412
AUD	133,420	JPY	132,694	7/2/2024	HUB	726	-	726
BRL	143,110	USD	156,559	7/2/2024	HUB	-	(13,449)	(13,449)
BRL	143,110	USD	156,373	7/2/2024	HUB	-	(13,263)	(13,263)
BRL	143,110	USD	156,577	7/2/2024	HUB	-	(13,467)	(13,467)
BRL	143,110	USD	156,681	7/2/2024	HUB	-	(13,571)	(13,571)
BRL	143,110	USD	156,588	7/2/2024	HUB	-	(13,478)	(13,478)
BRL	143,110	USD	156,055	7/2/2024	HUB	-	(12,945)	(12,945)
BRL	160,999	USD	175,977	7/2/2024	HUB	-	(14,978)	(14,978)
BRL	160,999	USD	176,006	7/2/2024	HUB	-	(15,007)	(15,007)
BRL	160,999	USD	175,819	7/2/2024	HUB	-	(14,820)	(14,820)
BRL	160,999	USD	176,008	7/2/2024	HUB	-	(15,009)	(15,009)
BRL	160,999	USD	176,236	7/2/2024	HUB	-	(15,237)	(15,237)
BRL	160,999	USD	175,988	7/2/2024	HUB	-	(14,989)	(14,989)
BRL	178,888	USD	195,488	7/2/2024	HUB	-	(16,600)	(16,600)
BRL	178,888	USD	195,802	7/2/2024	HUB	-	(16,914)	(16,914)
BRL	178,888	USD	195,735	7/2/2024	HUB	-	(16,847)	(16,847)
BRL	178,888	USD	195,699	7/2/2024	HUB	-	(16,811)	(16,811)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	178,888	USD	195,795	7/2/2024	HUB	$-	$(16,907)	$(16,907)
BRL	178,888	USD	195,609	7/2/2024	HUB	-	(16,721)	(16,721)
AUD	189,570	GBP	189,615	7/2/2024	HUB	-	(45)	(45)
BRL	196,776	USD	214,994	7/2/2024	HUB	-	(18,218)	(18,218)
BRL	196,776	USD	215,314	7/2/2024	HUB	-	(18,538)	(18,538)
BRL	196,776	USD	215,416	7/2/2024	HUB	-	(18,640)	(18,640)
BRL	196,776	USD	214,910	7/2/2024	HUB	-	(18,134)	(18,134)
BRL	196,776	USD	215,313	7/2/2024	HUB	-	(18,537)	(18,537)
PLN	214,013	EUR	214,190	7/2/2024	HUB	-	(177)	(177)
PLN	214,047	EUR	214,190	7/2/2024	HUB	-	(143)	(143)
PLN	214,132	EUR	214,190	7/2/2024	HUB	-	(58)	(58)
EUR	214,190	CHF	214,200	7/2/2024	HUB	-	(10)	(10)
EUR	214,190	CHF	213,995	7/2/2024	HUB	195	-	195
PLN	214,431	EUR	214,190	7/2/2024	HUB	241	-	241
AUD	214,458	EUR	214,190	7/2/2024	HUB	268	-	268
BRL	214,665	USD	234,751	7/2/2024	HUB	-	(20,086)	(20,086)
BRL	214,665	USD	234,958	7/2/2024	HUB	-	(20,293)	(20,293)
BRL	214,665	USD	234,590	7/2/2024	HUB	-	(19,925)	(19,925)
BRL	214,665	USD	234,105	7/2/2024	HUB	-	(19,440)	(19,440)
BRL	214,665	USD	234,776	7/2/2024	HUB	-	(20,111)	(20,111)
BRL	214,665	USD	234,567	7/2/2024	HUB	-	(19,902)	(19,902)
BRL	214,665	USD	234,351	7/2/2024	HUB	-	(19,686)	(19,686)
BRL	214,665	USD	234,889	7/2/2024	HUB	-	(20,224)	(20,224)
BRL	214,665	USD	235,040	7/2/2024	HUB	-	(20,375)	(20,375)
BRL	214,665	USD	234,636	7/2/2024	HUB	-	(19,971)	(19,971)
BRL	214,665	USD	234,108	7/2/2024	HUB	-	(19,443)	(19,443)
AUD	214,858	EUR	214,190	7/2/2024	HUB	668	-	668
BRL	232,554	USD	242,205	7/2/2024	HUB	-	(9,651)	(9,651)
BRL	250,443	USD	273,463	7/2/2024	HUB	-	(23,020)	(23,020)
BRL	250,443	USD	273,416	7/2/2024	HUB	-	(22,973)	(22,973)
BRL	250,443	USD	273,823	7/2/2024	HUB	-	(23,380)	(23,380)
AUD	254,367	GBP	252,820	7/2/2024	HUB	1,547	-	1,547
AUD	266,840	JPY	265,734	7/2/2024	HUB	1,106	-	1,106
BRL	268,332	USD	293,345	7/2/2024	HUB	-	(25,013)	(25,013)
BRL	286,220	USD	312,871	7/2/2024	HUB	-	(26,651)	(26,651)
BRL	286,220	USD	298,147	7/2/2024	HUB	-	(11,927)	(11,927)
BRL	304,109	USD	332,053	7/2/2024	HUB	-	(27,944)	(27,944)
AUD	315,852	GBP	316,024	7/2/2024	HUB	-	(172)	(172)
PLN	320,930	EUR	321,285	7/2/2024	HUB	-	(355)	(355)
PLN	321,181	EUR	321,285	7/2/2024	HUB	-	(104)	(104)
AUD	321,273	EUR	321,286	7/2/2024	HUB	-	(13)	(13)
PLN	321,278	EUR	321,285	7/2/2024	HUB	-	(7)	(7)
EUR	321,285	CHF	321,393	7/2/2024	HUB	-	(108)	(108)
EUR	321,285	CHF	321,297	7/2/2024	HUB	-	(12)	(12)
PLN	321,310	EUR	321,286	7/2/2024	HUB	24	-	24
AUD	322,317	EUR	321,285	7/2/2024	HUB	1,032	-	1,032
BRL	393,553	USD	430,126	7/2/2024	HUB	-	(36,573)	(36,573)
EUR	428,380	CHF	428,333	7/2/2024	HUB	47	-	47
BRL	447,219	USD	488,510	7/2/2024	HUB	-	(41,291)	(41,291)
BRL	500,886	USD	547,335	7/2/2024	HUB	-	(46,449)	(46,449)
BRL	500,886	USD	547,389	7/2/2024	HUB	-	(46,503)	(46,503)
AUD	505,488	GBP	505,640	7/2/2024	HUB	-	(152)	(152)
AUD	505,504	GBP	505,640	7/2/2024	HUB	-	(136)	(136)
AUD	508,690	GBP	505,639	7/2/2024	HUB	3,051	-	3,051
BRL	518,774	USD	566,395	7/2/2024	HUB	-	(47,621)	(47,621)
EUR	535,475	CHF	535,945	7/2/2024	HUB	-	(470)	(470)
EUR	535,475	CHF	535,706	7/2/2024	HUB	-	(231)	(231)
EUR	535,475	CHF	535,405	7/2/2024	HUB	70	-	70
BRL	536,663	USD	586,304	7/2/2024	HUB	-	(49,641)	(49,641)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AUD	568,455	GBP	568,845	7/2/2024	HUB	$-	$(390)	$(390)
BRL	608,218	USD	663,686	7/2/2024	HUB	-	(55,468)	(55,468)
EUR	642,570	CHF	642,399	7/2/2024	HUB	171	-	171
BRL	679,773	USD	742,192	7/2/2024	HUB	-	(62,419)	(62,419)
BRL	733,439	USD	800,374	7/2/2024	HUB	-	(66,935)	(66,935)
EUR	749,665	CHF	750,128	7/2/2024	HUB	-	(463)	(463)
BRL	769,217	USD	841,356	7/2/2024	HUB	-	(72,139)	(72,139)
BRL	858,661	USD	937,940	7/2/2024	HUB	-	(79,279)	(79,279)
EUR	963,855	CHF	964,050	7/2/2024	HUB	-	(195)	(195)
EUR	963,855	CHF	964,270	7/2/2024	HUB	-	(415)	(415)
BRL	965,993	USD	1,055,697	7/2/2024	HUB	-	(89,704)	(89,704)
EUR	1,070,950	CHF	1,071,456	7/2/2024	HUB	-	(506)	(506)
BRL	1,091,215	USD	1,192,972	7/2/2024	HUB	-	(101,757)	(101,757)
EUR	1,285,141	CHF	1,285,147	7/2/2024	HUB	-	(6)	(6)
EUR	1,285,141	CHF	1,286,042	7/2/2024	HUB	-	(901)	(901)
EUR	1,392,236	CHF	1,391,577	7/2/2024	HUB	659	-	659
PHP	1,492,945	USD	1,488,300	7/2/2024	HUB	4,645	-	4,645
EUR	1,499,331	CHF	1,499,369	7/2/2024	HUB	-	(38)	(38)
PHP	1,748,878	USD	1,761,774	7/2/2024	HUB	-	(12,896)	(12,896)
BRL	2,897,980	USD	3,019,385	7/2/2024	HUB	-	(121,405)	(121,405)
BRL	7,496,389	USD	7,927,126	7/2/2024	HUB	-	(430,737)	(430,737)
BRL	10,285,046	USD	10,864,016	7/2/2024	HUB	-	(578,970)	(578,970)
BRL	11,113,397	USD	11,471,914	7/2/2024	HUB	-	(358,517)	(358,517)
BRL	11,113,397	USD	11,484,426	7/2/2024	HUB	-	(371,029)	(371,029)
BRL	11,113,397	USD	11,508,359	7/2/2024	HUB	-	(394,962)	(394,962)
BRL	11,113,397	USD	11,439,278	7/2/2024	HUB	-	(325,881)	(325,881)
BRL	11,117,869	USD	11,488,941	7/2/2024	HUB	-	(371,072)	(371,072)
BRL	11,117,869	USD	11,474,517	7/2/2024	HUB	-	(356,648)	(356,648)
BRL	11,117,869	USD	11,483,209	7/2/2024	HUB	-	(365,340)	(365,340)
BRL	11,117,869	USD	11,495,103	7/2/2024	HUB	-	(377,234)	(377,234)
BRL	11,609,810	USD	12,490,377	7/2/2024	HUB	-	(880,567)	(880,567)
PHP	62,319,780	USD	62,353,292	7/2/2024	HUB	-	(33,512)	(33,512)
USD	66,565,613	PHP	65,561,603	7/2/2024	HUB	1,004,010	-	1,004,010
USD	6,144,279	BRL	5,648,030	7/2/2024	HUB	496,249	-	496,249
USD	5,525,741	BRL	5,082,820	7/2/2024	HUB	442,921	-	442,921
USD	5,522,240	BRL	5,082,820	7/2/2024	HUB	439,420	-	439,420
USD	5,219,196	BRL	4,812,078	7/2/2024	HUB	407,118	-	407,118
USD	4,916,192	BRL	4,543,747	7/2/2024	HUB	372,445	-	372,445
USD	3,279,420	BRL	3,076,868	7/2/2024	HUB	202,552	-	202,552
USD	1,589,449	BRL	1,466,879	7/2/2024	HUB	122,570	-	122,570
USD	1,428,997	JPY	1,429,548	7/2/2024	HUB	-	(551)	(551)
USD	1,427,512	BRL	1,348,467	7/2/2024	HUB	79,045	-	79,045
USD	1,306,970	JPY	1,305,240	7/2/2024	HUB	1,730	-	1,730
USD	1,182,305	JPY	1,180,931	7/2/2024	HUB	1,374	-	1,374
USD	1,185,233	JPY	1,180,931	7/2/2024	HUB	4,302	-	4,302
USD	1,194,909	BRL	1,109,104	7/2/2024	HUB	85,805	-	85,805
USD	1,057,537	JPY	1,056,623	7/2/2024	HUB	914	-	914
USD	1,056,682	JPY	1,056,623	7/2/2024	HUB	59	-	59
USD	1,055,193	JPY	1,056,623	7/2/2024	HUB	-	(1,430)	(1,430)
USD	1,106,631	BRL	1,044,088	7/2/2024	HUB	62,543	-	62,543
USD	1,117,168	BRL	1,037,549	7/2/2024	HUB	79,619	-	79,619
USD	995,718	JPY	994,468	7/2/2024	HUB	1,250	-	1,250
USD	994,239	JPY	994,468	7/2/2024	HUB	-	(229)	(229)
USD	1,058,960	BRL	983,882	7/2/2024	HUB	75,078	-	75,078
USD	952,409	BRL	898,978	7/2/2024	HUB	53,431	-	53,431
USD	872,128	JPY	870,160	7/2/2024	HUB	1,968	-	1,968
USD	891,578	BRL	822,883	7/2/2024	HUB	68,695	-	68,695
USD	809,399	JPY	808,005	7/2/2024	HUB	1,394	-	1,394
USD	810,676	JPY	808,005	7/2/2024	HUB	2,671	-	2,671

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	823,176	BRL	769,217	7/2/2024	HUB	$53,959	$-	$53,959
USD	745,013	JPY	745,851	7/2/2024	HUB	-	(838)	(838)
USD	746,078	JPY	745,851	7/2/2024	HUB	227	-	227
USD	785,169	BRL	733,439	7/2/2024	HUB	51,730	-	51,730
USD	779,942	BRL	733,439	7/2/2024	HUB	46,503	-	46,503
USD	729,972	NZD	730,920	7/2/2024	HUB	-	(948)	(948)
USD	729,432	NZD	730,920	7/2/2024	HUB	-	(1,488)	(1,488)
USD	765,662	BRL	715,551	7/2/2024	HUB	50,111	-	50,111
USD	684,490	JPY	683,697	7/2/2024	HUB	793	-	793
USD	685,662	JPY	683,697	7/2/2024	HUB	1,965	-	1,965
USD	683,536	JPY	683,697	7/2/2024	HUB	-	(161)	(161)
USD	709,315	BRL	661,884	7/2/2024	HUB	47,431	-	47,431
USD	708,622	BRL	661,884	7/2/2024	HUB	46,738	-	46,738
USD	703,234	BRL	661,884	7/2/2024	HUB	41,350	-	41,350
USD	607,930	NZD	609,100	7/2/2024	HUB	-	(1,170)	(1,170)
USD	607,170	NZD	609,100	7/2/2024	HUB	-	(1,930)	(1,930)
USD	659,298	BRL	608,218	7/2/2024	HUB	51,080	-	51,080
USD	639,076	BRL	590,329	7/2/2024	HUB	48,747	-	48,747
USD	633,397	BRL	590,329	7/2/2024	HUB	43,068	-	43,068
USD	559,259	JPY	559,388	7/2/2024	HUB	-	(129)	(129)
USD	560,517	JPY	559,388	7/2/2024	HUB	1,129	-	1,129
USD	590,544	BRL	554,552	7/2/2024	HUB	35,992	-	35,992
USD	570,907	BRL	536,663	7/2/2024	HUB	34,244	-	34,244
USD	535,130	EUR	535,475	7/2/2024	HUB	-	(345)	(345)
USD	534,900	EUR	535,475	7/2/2024	HUB	-	(575)	(575)
USD	540,102	BRL	500,885	7/2/2024	HUB	39,217	-	39,217
USD	531,369	BRL	500,885	7/2/2024	HUB	30,484	-	30,484
USD	485,464	NZD	487,280	7/2/2024	HUB	-	(1,816)	(1,816)
USD	485,440	NZD	487,280	7/2/2024	HUB	-	(1,840)	(1,840)
USD	485,736	NZD	487,280	7/2/2024	HUB	-	(1,544)	(1,544)
USD	521,952	BRL	482,997	7/2/2024	HUB	38,955	-	38,955
USD	514,143	BRL	482,997	7/2/2024	HUB	31,146	-	31,146
USD	513,718	BRL	482,997	7/2/2024	HUB	30,721	-	30,721
USD	512,511	BRL	482,997	7/2/2024	HUB	29,514	-	29,514
USD	499,173	BRL	465,108	7/2/2024	HUB	34,065	-	34,065
USD	495,521	BRL	465,108	7/2/2024	HUB	30,413	-	30,413
USD	494,419	BRL	465,108	7/2/2024	HUB	29,311	-	29,311
USD	495,361	BRL	465,108	7/2/2024	HUB	30,253	-	30,253
USD	494,880	BRL	465,108	7/2/2024	HUB	29,772	-	29,772
USD	483,706	BRL	447,219	7/2/2024	HUB	36,487	-	36,487
USD	483,190	BRL	447,219	7/2/2024	HUB	35,971	-	35,971
USD	483,082	BRL	447,219	7/2/2024	HUB	35,863	-	35,863
USD	477,008	BRL	447,219	7/2/2024	HUB	29,789	-	29,789
USD	475,956	BRL	447,219	7/2/2024	HUB	28,737	-	28,737
USD	434,850	JPY	435,080	7/2/2024	HUB	-	(230)	(230)
USD	464,231	BRL	429,330	7/2/2024	HUB	34,901	-	34,901
USD	460,686	BRL	429,330	7/2/2024	HUB	31,356	-	31,356
USD	459,764	BRL	429,330	7/2/2024	HUB	30,434	-	30,434
USD	457,282	BRL	429,330	7/2/2024	HUB	27,952	-	27,952
USD	456,239	BRL	429,330	7/2/2024	HUB	26,909	-	26,909
USD	427,748	EUR	428,380	7/2/2024	HUB	-	(632)	(632)
USD	427,696	EUR	428,380	7/2/2024	HUB	-	(684)	(684)
USD	427,460	EUR	428,380	7/2/2024	HUB	-	(920)	(920)
USD	426,720	NZD	426,370	7/2/2024	HUB	350	-	350
USD	425,614	NZD	426,370	7/2/2024	HUB	-	(756)	(756)
USD	446,004	BRL	411,442	7/2/2024	HUB	34,562	-	34,562
USD	444,801	BRL	411,442	7/2/2024	HUB	33,359	-	33,359
USD	437,979	BRL	411,442	7/2/2024	HUB	26,537	-	26,537
USD	437,820	BRL	411,442	7/2/2024	HUB	26,378	-	26,378

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	436,657	BRL	411,442	7/2/2024	HUB	$25,215	$-	$25,215
USD	437,321	BRL	411,442	7/2/2024	HUB	25,879	-	25,879
USD	426,342	BRL	393,553	7/2/2024	HUB	32,789	-	32,789
USD	425,709	BRL	393,553	7/2/2024	HUB	32,156	-	32,156
USD	425,764	BRL	393,553	7/2/2024	HUB	32,211	-	32,211
USD	425,536	BRL	393,553	7/2/2024	HUB	31,983	-	31,983
USD	422,340	BRL	393,553	7/2/2024	HUB	28,787	-	28,787
USD	421,032	BRL	393,553	7/2/2024	HUB	27,479	-	27,479
USD	421,166	BRL	393,553	7/2/2024	HUB	27,613	-	27,613
USD	419,032	BRL	393,553	7/2/2024	HUB	25,479	-	25,479
USD	418,791	BRL	393,553	7/2/2024	HUB	25,238	-	25,238
USD	402,486	BRL	375,664	7/2/2024	HUB	26,822	-	26,822
USD	402,518	BRL	375,664	7/2/2024	HUB	26,854	-	26,854
USD	402,052	BRL	375,664	7/2/2024	HUB	26,388	-	26,388
USD	407,837	BRL	375,664	7/2/2024	HUB	32,173	-	32,173
USD	407,468	BRL	375,664	7/2/2024	HUB	31,804	-	31,804
USD	399,787	BRL	375,664	7/2/2024	HUB	24,123	-	24,123
USD	399,209	BRL	375,664	7/2/2024	HUB	23,545	-	23,545
USD	398,976	BRL	375,664	7/2/2024	HUB	23,312	-	23,312
USD	373,937	JPY	372,926	7/2/2024	HUB	1,011	-	1,011
USD	373,632	JPY	372,926	7/2/2024	HUB	706	-	706
USD	373,058	JPY	372,926	7/2/2024	HUB	132	-	132
USD	365,748	NZD	365,460	7/2/2024	HUB	288	-	288
USD	363,828	NZD	365,460	7/2/2024	HUB	-	(1,632)	(1,632)
USD	365,406	NZD	365,460	7/2/2024	HUB	-	(54)	(54)
USD	364,764	NZD	365,460	7/2/2024	HUB	-	(696)	(696)
USD	365,118	NZD	365,460	7/2/2024	HUB	-	(342)	(342)
USD	365,238	NZD	365,460	7/2/2024	HUB	-	(222)	(222)
USD	365,154	NZD	365,460	7/2/2024	HUB	-	(306)	(306)
USD	365,630	NZD	365,460	7/2/2024	HUB	170	-	170
USD	365,418	NZD	365,460	7/2/2024	HUB	-	(42)	(42)
USD	388,236	BRL	357,775	7/2/2024	HUB	30,461	-	30,461
USD	387,990	BRL	357,775	7/2/2024	HUB	30,215	-	30,215
USD	386,167	BRL	357,775	7/2/2024	HUB	28,392	-	28,392
USD	388,210	BRL	357,775	7/2/2024	HUB	30,435	-	30,435
USD	380,640	BRL	357,775	7/2/2024	HUB	22,865	-	22,865
USD	380,655	BRL	357,775	7/2/2024	HUB	22,880	-	22,880
USD	363,906	BRL	339,887	7/2/2024	HUB	24,019	-	24,019
USD	361,520	BRL	339,887	7/2/2024	HUB	21,633	-	21,633
USD	362,855	BRL	339,887	7/2/2024	HUB	22,968	-	22,968
USD	360,699	BRL	339,887	7/2/2024	HUB	20,812	-	20,812
USD	361,035	BRL	339,887	7/2/2024	HUB	21,148	-	21,148
USD	360,985	BRL	339,887	7/2/2024	HUB	21,098	-	21,098
USD	344,848	BRL	321,998	7/2/2024	HUB	22,850	-	22,850
USD	344,895	BRL	321,998	7/2/2024	HUB	22,897	-	22,897
USD	345,040	BRL	321,998	7/2/2024	HUB	23,042	-	23,042
USD	344,382	BRL	321,998	7/2/2024	HUB	22,384	-	22,384
USD	342,583	BRL	321,998	7/2/2024	HUB	20,585	-	20,585
USD	345,399	BRL	321,998	7/2/2024	HUB	23,401	-	23,401
USD	343,361	BRL	321,998	7/2/2024	HUB	21,363	-	21,363
USD	342,779	BRL	321,998	7/2/2024	HUB	20,781	-	20,781
USD	342,772	BRL	321,998	7/2/2024	HUB	20,774	-	20,774
USD	342,845	BRL	321,998	7/2/2024	HUB	20,847	-	20,847
USD	320,955	EUR	321,285	7/2/2024	HUB	-	(330)	(330)
USD	321,009	EUR	321,285	7/2/2024	HUB	-	(276)	(276)
USD	320,832	EUR	321,285	7/2/2024	HUB	-	(453)	(453)
USD	321,180	EUR	321,285	7/2/2024	HUB	-	(105)	(105)
USD	320,775	EUR	321,285	7/2/2024	HUB	-	(510)	(510)
USD	320,820	EUR	321,285	7/2/2024	HUB	-	(465)	(465)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	310,777	JPY	310,771	7/2/2024	HUB	$6	$-	$6
USD	304,670	NZD	304,550	7/2/2024	HUB	120	-	120
USD	303,700	NZD	304,550	7/2/2024	HUB	-	(850)	(850)
USD	302,985	NZD	304,550	7/2/2024	HUB	-	(1,565)	(1,565)
USD	302,945	NZD	304,550	7/2/2024	HUB	-	(1,605)	(1,605)
USD	303,095	NZD	304,550	7/2/2024	HUB	-	(1,455)	(1,455)
USD	303,250	NZD	304,550	7/2/2024	HUB	-	(1,300)	(1,300)
USD	303,100	NZD	304,550	7/2/2024	HUB	-	(1,450)	(1,450)
USD	303,375	NZD	304,550	7/2/2024	HUB	-	(1,175)	(1,175)
USD	304,970	NZD	304,550	7/2/2024	HUB	420	-	420
USD	303,935	NZD	304,550	7/2/2024	HUB	-	(615)	(615)
USD	304,225	NZD	304,550	7/2/2024	HUB	-	(325)	(325)
USD	304,235	NZD	304,550	7/2/2024	HUB	-	(315)	(315)
USD	304,250	NZD	304,550	7/2/2024	HUB	-	(300)	(300)
USD	303,225	NZD	304,550	7/2/2024	HUB	-	(1,325)	(1,325)
USD	303,445	NZD	304,550	7/2/2024	HUB	-	(1,105)	(1,105)
USD	327,913	BRL	304,109	7/2/2024	HUB	23,804	-	23,804
USD	329,493	BRL	304,109	7/2/2024	HUB	25,384	-	25,384
USD	328,040	BRL	304,109	7/2/2024	HUB	23,931	-	23,931
USD	329,717	BRL	304,109	7/2/2024	HUB	25,608	-	25,608
USD	329,390	BRL	304,109	7/2/2024	HUB	25,281	-	25,281
USD	325,876	BRL	304,109	7/2/2024	HUB	21,767	-	21,767
USD	322,692	BRL	304,109	7/2/2024	HUB	18,583	-	18,583
USD	323,372	BRL	304,109	7/2/2024	HUB	19,263	-	19,263
USD	323,538	BRL	304,109	7/2/2024	HUB	19,429	-	19,429
USD	324,025	BRL	304,109	7/2/2024	HUB	19,916	-	19,916
USD	323,816	BRL	304,109	7/2/2024	HUB	19,707	-	19,707
USD	323,575	BRL	304,109	7/2/2024	HUB	19,466	-	19,466
USD	323,483	BRL	304,109	7/2/2024	HUB	19,374	-	19,374
USD	323,483	BRL	304,109	7/2/2024	HUB	19,374	-	19,374
USD	309,180	BRL	286,220	7/2/2024	HUB	22,960	-	22,960
USD	308,723	BRL	286,220	7/2/2024	HUB	22,503	-	22,503
USD	308,792	BRL	286,220	7/2/2024	HUB	22,572	-	22,572
USD	308,742	BRL	286,220	7/2/2024	HUB	22,522	-	22,522
USD	309,786	BRL	286,220	7/2/2024	HUB	23,566	-	23,566
USD	308,682	BRL	286,220	7/2/2024	HUB	22,462	-	22,462
USD	308,707	BRL	286,220	7/2/2024	HUB	22,487	-	22,487
USD	306,574	BRL	286,220	7/2/2024	HUB	20,354	-	20,354
USD	304,477	BRL	286,220	7/2/2024	HUB	18,257	-	18,257
USD	305,093	BRL	286,220	7/2/2024	HUB	18,873	-	18,873
USD	304,628	BRL	286,220	7/2/2024	HUB	18,408	-	18,408
USD	305,273	BRL	286,220	7/2/2024	HUB	19,053	-	19,053
USD	304,055	BRL	286,220	7/2/2024	HUB	17,835	-	17,835
USD	304,564	BRL	286,220	7/2/2024	HUB	18,344	-	18,344
USD	304,622	BRL	286,220	7/2/2024	HUB	18,402	-	18,402
USD	290,043	BRL	268,331	7/2/2024	HUB	21,712	-	21,712
USD	290,448	BRL	268,331	7/2/2024	HUB	22,117	-	22,117
USD	288,125	BRL	268,331	7/2/2024	HUB	19,794	-	19,794
USD	284,716	BRL	268,331	7/2/2024	HUB	16,385	-	16,385
USD	285,133	BRL	268,331	7/2/2024	HUB	16,802	-	16,802
USD	287,928	BRL	268,331	7/2/2024	HUB	19,597	-	19,597
USD	289,379	BRL	268,331	7/2/2024	HUB	21,048	-	21,048
USD	289,374	BRL	268,331	7/2/2024	HUB	21,043	-	21,043
USD	289,998	BRL	268,331	7/2/2024	HUB	21,667	-	21,667
USD	290,237	BRL	268,331	7/2/2024	HUB	21,906	-	21,906
USD	289,336	BRL	268,331	7/2/2024	HUB	21,005	-	21,005
USD	289,345	BRL	268,331	7/2/2024	HUB	21,014	-	21,014
USD	285,540	BRL	268,331	7/2/2024	HUB	17,209	-	17,209
USD	285,648	BRL	268,331	7/2/2024	HUB	17,317	-	17,317

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	285,453	BRL	268,331	7/2/2024	HUB	$17,122	$-	$17,122
USD	285,757	BRL	268,331	7/2/2024	HUB	17,426	-	17,426
USD	285,779	BRL	268,331	7/2/2024	HUB	17,448	-	17,448
USD	265,116	BRL	250,443	7/2/2024	HUB	14,673	-	14,673
USD	270,036	BRL	250,443	7/2/2024	HUB	19,593	-	19,593
USD	271,492	BRL	250,443	7/2/2024	HUB	21,049	-	21,049
USD	270,214	BRL	250,443	7/2/2024	HUB	19,771	-	19,771
USD	271,618	BRL	250,443	7/2/2024	HUB	21,175	-	21,175
USD	270,617	BRL	250,443	7/2/2024	HUB	20,174	-	20,174
USD	268,184	BRL	250,443	7/2/2024	HUB	17,741	-	17,741
USD	265,771	BRL	250,443	7/2/2024	HUB	15,328	-	15,328
USD	270,431	BRL	250,443	7/2/2024	HUB	19,988	-	19,988
USD	266,248	BRL	250,443	7/2/2024	HUB	15,805	-	15,805
USD	266,525	BRL	250,443	7/2/2024	HUB	16,082	-	16,082
USD	266,555	BRL	250,443	7/2/2024	HUB	16,112	-	16,112
USD	266,469	BRL	250,443	7/2/2024	HUB	16,026	-	16,026
USD	248,500	JPY	248,617	7/2/2024	HUB	-	(117)	(117)
USD	248,653	JPY	248,617	7/2/2024	HUB	36	-	36
USD	243,756	NZD	243,640	7/2/2024	HUB	116	-	116
USD	242,628	NZD	243,640	7/2/2024	HUB	-	(1,012)	(1,012)
USD	242,512	NZD	243,640	7/2/2024	HUB	-	(1,128)	(1,128)
USD	242,628	NZD	243,640	7/2/2024	HUB	-	(1,012)	(1,012)
USD	243,296	NZD	243,640	7/2/2024	HUB	-	(344)	(344)
USD	242,484	NZD	243,640	7/2/2024	HUB	-	(1,156)	(1,156)
USD	243,960	NZD	243,640	7/2/2024	HUB	320	-	320
USD	242,460	NZD	243,640	7/2/2024	HUB	-	(1,180)	(1,180)
USD	242,364	NZD	243,640	7/2/2024	HUB	-	(1,276)	(1,276)
USD	242,420	NZD	243,640	7/2/2024	HUB	-	(1,220)	(1,220)
USD	242,672	NZD	243,640	7/2/2024	HUB	-	(968)	(968)
USD	242,572	NZD	243,640	7/2/2024	HUB	-	(1,068)	(1,068)
USD	242,996	NZD	243,640	7/2/2024	HUB	-	(644)	(644)
USD	242,976	NZD	243,640	7/2/2024	HUB	-	(664)	(664)
USD	243,148	NZD	243,640	7/2/2024	HUB	-	(492)	(492)
USD	243,756	NZD	243,640	7/2/2024	HUB	116	-	116
USD	243,208	NZD	243,640	7/2/2024	HUB	-	(432)	(432)
USD	243,492	NZD	243,640	7/2/2024	HUB	-	(148)	(148)
USD	242,856	NZD	243,640	7/2/2024	HUB	-	(784)	(784)
USD	242,828	NZD	243,640	7/2/2024	HUB	-	(812)	(812)
USD	242,922	NZD	243,640	7/2/2024	HUB	-	(718)	(718)
USD	242,712	NZD	243,640	7/2/2024	HUB	-	(928)	(928)
USD	242,744	NZD	243,640	7/2/2024	HUB	-	(896)	(896)
USD	242,616	NZD	243,640	7/2/2024	HUB	-	(1,024)	(1,024)
USD	242,760	NZD	243,640	7/2/2024	HUB	-	(880)	(880)
USD	243,726	NZD	243,640	7/2/2024	HUB	86	-	86
USD	243,916	NZD	243,640	7/2/2024	HUB	276	-	276
USD	242,892	NZD	243,640	7/2/2024	HUB	-	(748)	(748)
USD	243,024	NZD	243,640	7/2/2024	HUB	-	(616)	(616)
USD	243,780	NZD	243,640	7/2/2024	HUB	140	-	140
USD	244,288	NZD	243,640	7/2/2024	HUB	648	-	648
USD	243,656	NZD	243,640	7/2/2024	HUB	16	-	16
USD	244,076	NZD	243,640	7/2/2024	HUB	436	-	436
USD	250,728	BRL	232,554	7/2/2024	HUB	18,174	-	18,174
USD	246,618	BRL	232,554	7/2/2024	HUB	14,064	-	14,064
USD	251,632	BRL	232,554	7/2/2024	HUB	19,078	-	19,078
USD	250,894	BRL	232,554	7/2/2024	HUB	18,340	-	18,340
USD	250,912	BRL	232,554	7/2/2024	HUB	18,358	-	18,358
USD	247,734	BRL	232,554	7/2/2024	HUB	15,180	-	15,180
USD	247,493	BRL	232,554	7/2/2024	HUB	14,939	-	14,939
USD	247,559	BRL	232,554	7/2/2024	HUB	15,005	-	15,005

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	247,421	BRL	232,554	7/2/2024	HUB	$14,867	$-	$14,867
USD	231,547	BRL	214,665	7/2/2024	HUB	16,882	-	16,882
USD	231,929	BRL	214,665	7/2/2024	HUB	17,264	-	17,264
USD	229,722	BRL	214,665	7/2/2024	HUB	15,057	-	15,057
USD	229,812	BRL	214,665	7/2/2024	HUB	15,147	-	15,147
USD	227,481	BRL	214,665	7/2/2024	HUB	12,816	-	12,816
USD	228,655	BRL	214,665	7/2/2024	HUB	13,990	-	13,990
USD	231,593	BRL	214,665	7/2/2024	HUB	16,928	-	16,928
USD	231,580	BRL	214,665	7/2/2024	HUB	16,915	-	16,915
USD	227,743	BRL	214,665	7/2/2024	HUB	13,078	-	13,078
USD	228,406	BRL	214,665	7/2/2024	HUB	13,741	-	13,741
USD	228,406	BRL	214,665	7/2/2024	HUB	13,741	-	13,741
USD	228,611	BRL	214,665	7/2/2024	HUB	13,946	-	13,946
USD	213,938	EUR	214,190	7/2/2024	HUB	-	(252)	(252)
USD	214,116	EUR	214,190	7/2/2024	HUB	-	(74)	(74)
USD	213,892	EUR	214,190	7/2/2024	HUB	-	(298)	(298)
USD	213,934	EUR	214,190	7/2/2024	HUB	-	(256)	(256)
USD	214,163	EUR	214,190	7/2/2024	HUB	-	(27)	(27)
USD	214,128	EUR	214,190	7/2/2024	HUB	-	(62)	(62)
USD	213,722	EUR	214,190	7/2/2024	HUB	-	(468)	(468)
USD	213,912	EUR	214,190	7/2/2024	HUB	-	(278)	(278)
USD	214,280	EUR	214,190	7/2/2024	HUB	90	-	90
USD	214,428	EUR	214,190	7/2/2024	HUB	238	-	238
USD	214,224	EUR	214,190	7/2/2024	HUB	34	-	34
USD	213,918	EUR	214,190	7/2/2024	HUB	-	(272)	(272)
USD	213,740	EUR	214,190	7/2/2024	HUB	-	(450)	(450)
USD	208,903	BRL	196,776	7/2/2024	HUB	12,127	-	12,127
USD	209,129	BRL	196,776	7/2/2024	HUB	12,353	-	12,353
USD	208,718	BRL	196,776	7/2/2024	HUB	11,942	-	11,942
USD	208,475	BRL	196,776	7/2/2024	HUB	11,699	-	11,699
USD	208,673	BRL	196,776	7/2/2024	HUB	11,897	-	11,897
USD	208,594	BRL	196,776	7/2/2024	HUB	11,818	-	11,818
USD	208,558	BRL	196,776	7/2/2024	HUB	11,782	-	11,782
USD	212,151	BRL	196,776	7/2/2024	HUB	15,375	-	15,375
USD	212,232	BRL	196,776	7/2/2024	HUB	15,456	-	15,456
USD	213,485	BRL	196,776	7/2/2024	HUB	16,709	-	16,709
USD	212,336	BRL	196,776	7/2/2024	HUB	15,560	-	15,560
USD	212,916	BRL	196,776	7/2/2024	HUB	16,140	-	16,140
USD	212,191	BRL	196,776	7/2/2024	HUB	15,415	-	15,415
USD	212,050	BRL	196,776	7/2/2024	HUB	15,274	-	15,274
USD	212,102	BRL	196,776	7/2/2024	HUB	15,326	-	15,326
USD	209,408	BRL	196,776	7/2/2024	HUB	12,632	-	12,632
USD	209,511	BRL	196,776	7/2/2024	HUB	12,735	-	12,735
USD	209,396	BRL	196,776	7/2/2024	HUB	12,620	-	12,620
USD	186,722	JPY	186,463	7/2/2024	HUB	259	-	259
USD	186,783	JPY	186,463	7/2/2024	HUB	320	-	320
USD	181,974	NZD	182,730	7/2/2024	HUB	-	(756)	(756)
USD	181,956	NZD	182,730	7/2/2024	HUB	-	(774)	(774)
USD	181,869	NZD	182,730	7/2/2024	HUB	-	(861)	(861)
USD	181,863	NZD	182,730	7/2/2024	HUB	-	(867)	(867)
USD	181,932	NZD	182,730	7/2/2024	HUB	-	(798)	(798)
USD	181,842	NZD	182,730	7/2/2024	HUB	-	(888)	(888)
USD	181,860	NZD	182,730	7/2/2024	HUB	-	(870)	(870)
USD	181,876	NZD	182,730	7/2/2024	HUB	-	(854)	(854)
USD	181,824	NZD	182,730	7/2/2024	HUB	-	(906)	(906)
USD	181,773	NZD	182,730	7/2/2024	HUB	-	(957)	(957)
USD	181,737	NZD	182,730	7/2/2024	HUB	-	(993)	(993)
USD	181,767	NZD	182,730	7/2/2024	HUB	-	(963)	(963)
USD	181,758	NZD	182,730	7/2/2024	HUB	-	(972)	(972)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	181,797	NZD	182,730	7/2/2024	HUB	$-	$(933)	$(933)
USD	181,818	NZD	182,730	7/2/2024	HUB	-	(912)	(912)
USD	181,983	NZD	182,730	7/2/2024	HUB	-	(747)	(747)
USD	181,827	NZD	182,730	7/2/2024	HUB	-	(903)	(903)
USD	181,866	NZD	182,730	7/2/2024	HUB	-	(864)	(864)
USD	181,878	NZD	182,730	7/2/2024	HUB	-	(852)	(852)
USD	182,274	NZD	182,730	7/2/2024	HUB	-	(456)	(456)
USD	182,298	NZD	182,730	7/2/2024	HUB	-	(432)	(432)
USD	182,292	NZD	182,730	7/2/2024	HUB	-	(438)	(438)
USD	182,307	NZD	182,730	7/2/2024	HUB	-	(423)	(423)
USD	182,331	NZD	182,730	7/2/2024	HUB	-	(399)	(399)
USD	182,364	NZD	182,730	7/2/2024	HUB	-	(366)	(366)
USD	182,355	NZD	182,730	7/2/2024	HUB	-	(375)	(375)
USD	182,358	NZD	182,730	7/2/2024	HUB	-	(372)	(372)
USD	182,571	NZD	182,730	7/2/2024	HUB	-	(159)	(159)
USD	182,550	NZD	182,730	7/2/2024	HUB	-	(180)	(180)
USD	182,367	NZD	182,730	7/2/2024	HUB	-	(363)	(363)
USD	182,197	NZD	182,730	7/2/2024	HUB	-	(533)	(533)
USD	182,091	NZD	182,730	7/2/2024	HUB	-	(639)	(639)
USD	182,097	NZD	182,730	7/2/2024	HUB	-	(633)	(633)
USD	181,971	NZD	182,730	7/2/2024	HUB	-	(759)	(759)
USD	182,985	NZD	182,730	7/2/2024	HUB	255	-	255
USD	182,250	NZD	182,730	7/2/2024	HUB	-	(480)	(480)
USD	182,259	NZD	182,730	7/2/2024	HUB	-	(471)	(471)
USD	182,262	NZD	182,730	7/2/2024	HUB	-	(468)	(468)
USD	182,256	NZD	182,730	7/2/2024	HUB	-	(474)	(474)
USD	182,064	NZD	182,730	7/2/2024	HUB	-	(666)	(666)
USD	182,076	NZD	182,730	7/2/2024	HUB	-	(654)	(654)
USD	182,304	NZD	182,730	7/2/2024	HUB	-	(426)	(426)
USD	182,817	NZD	182,730	7/2/2024	HUB	87	-	87
USD	183,027	NZD	182,730	7/2/2024	HUB	297	-	297
USD	182,838	NZD	182,730	7/2/2024	HUB	108	-	108
USD	183,045	NZD	182,730	7/2/2024	HUB	315	-	315
USD	190,393	BRL	178,888	7/2/2024	HUB	11,505	-	11,505
USD	190,378	BRL	178,888	7/2/2024	HUB	11,490	-	11,490
USD	190,594	BRL	178,888	7/2/2024	HUB	11,706	-	11,706
USD	193,779	BRL	178,888	7/2/2024	HUB	14,891	-	14,891
USD	192,011	BRL	178,888	7/2/2024	HUB	13,123	-	13,123
USD	189,664	BRL	178,888	7/2/2024	HUB	10,776	-	10,776
USD	190,179	BRL	178,888	7/2/2024	HUB	11,291	-	11,291
USD	189,430	BRL	178,888	7/2/2024	HUB	10,542	-	10,542
USD	190,437	BRL	178,888	7/2/2024	HUB	11,549	-	11,549
USD	190,819	BRL	178,888	7/2/2024	HUB	11,931	-	11,931
USD	191,946	BRL	178,888	7/2/2024	HUB	13,058	-	13,058
USD	192,882	BRL	178,888	7/2/2024	HUB	13,994	-	13,994
USD	192,939	BRL	178,888	7/2/2024	HUB	14,051	-	14,051
USD	192,976	BRL	178,888	7/2/2024	HUB	14,088	-	14,088
USD	193,086	BRL	178,888	7/2/2024	HUB	14,198	-	14,198
USD	193,606	BRL	178,888	7/2/2024	HUB	14,718	-	14,718
USD	193,509	BRL	178,888	7/2/2024	HUB	14,621	-	14,621
USD	193,553	BRL	178,888	7/2/2024	HUB	14,665	-	14,665
USD	192,873	BRL	178,888	7/2/2024	HUB	13,985	-	13,985
USD	192,997	BRL	178,888	7/2/2024	HUB	14,109	-	14,109
USD	193,022	BRL	178,888	7/2/2024	HUB	14,134	-	14,134
USD	192,945	BRL	178,888	7/2/2024	HUB	14,057	-	14,057
USD	191,777	BRL	178,888	7/2/2024	HUB	12,889	-	12,889
USD	191,125	BRL	178,888	7/2/2024	HUB	12,237	-	12,237
USD	190,358	BRL	178,888	7/2/2024	HUB	11,470	-	11,470
USD	190,502	BRL	178,888	7/2/2024	HUB	11,614	-	11,614

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	190,502	BRL	178,888	7/2/2024	HUB	$11,614	$-	$11,614
USD	190,538	BRL	178,888	7/2/2024	HUB	11,650	-	11,650
USD	171,805	BRL	160,999	7/2/2024	HUB	10,806	-	10,806
USD	171,910	BRL	160,999	7/2/2024	HUB	10,911	-	10,911
USD	171,846	BRL	160,999	7/2/2024	HUB	10,847	-	10,847
USD	171,423	BRL	160,999	7/2/2024	HUB	10,424	-	10,424
USD	171,187	BRL	160,999	7/2/2024	HUB	10,188	-	10,188
USD	170,763	BRL	160,999	7/2/2024	HUB	9,764	-	9,764
USD	171,141	BRL	160,999	7/2/2024	HUB	10,142	-	10,142
USD	170,755	BRL	160,999	7/2/2024	HUB	9,756	-	9,756
USD	171,196	BRL	160,999	7/2/2024	HUB	10,197	-	10,197
USD	171,295	BRL	160,999	7/2/2024	HUB	10,296	-	10,296
USD	171,656	BRL	160,999	7/2/2024	HUB	10,657	-	10,657
USD	171,753	BRL	160,999	7/2/2024	HUB	10,754	-	10,754
USD	172,830	BRL	160,999	7/2/2024	HUB	11,831	-	11,831
USD	172,818	BRL	160,999	7/2/2024	HUB	11,819	-	11,819
USD	174,277	BRL	160,999	7/2/2024	HUB	13,278	-	13,278
USD	174,211	BRL	160,999	7/2/2024	HUB	13,212	-	13,212
USD	173,577	BRL	160,999	7/2/2024	HUB	12,578	-	12,578
USD	173,582	BRL	160,999	7/2/2024	HUB	12,583	-	12,583
USD	173,605	BRL	160,999	7/2/2024	HUB	12,606	-	12,606
USD	171,236	BRL	160,999	7/2/2024	HUB	10,237	-	10,237
USD	171,269	BRL	160,999	7/2/2024	HUB	10,270	-	10,270
USD	171,324	BRL	160,999	7/2/2024	HUB	10,325	-	10,325
USD	171,367	BRL	160,999	7/2/2024	HUB	10,368	-	10,368
USD	152,783	BRL	143,110	7/2/2024	HUB	9,673	-	9,673
USD	152,692	BRL	143,110	7/2/2024	HUB	9,582	-	9,582
USD	152,520	BRL	143,110	7/2/2024	HUB	9,410	-	9,410
USD	152,496	BRL	143,110	7/2/2024	HUB	9,386	-	9,386
USD	152,576	BRL	143,110	7/2/2024	HUB	9,466	-	9,466
USD	152,477	BRL	143,110	7/2/2024	HUB	9,367	-	9,367
USD	152,402	BRL	143,110	7/2/2024	HUB	9,292	-	9,292
USD	152,418	BRL	143,110	7/2/2024	HUB	9,308	-	9,308
USD	152,387	BRL	143,110	7/2/2024	HUB	9,277	-	9,277
USD	152,373	BRL	143,110	7/2/2024	HUB	9,263	-	9,263
USD	152,448	BRL	143,110	7/2/2024	HUB	9,338	-	9,338
USD	152,483	BRL	143,110	7/2/2024	HUB	9,373	-	9,373
USD	150,866	BRL	143,110	7/2/2024	HUB	7,756	-	7,756
USD	150,946	BRL	143,110	7/2/2024	HUB	7,836	-	7,836
USD	154,351	BRL	143,110	7/2/2024	HUB	11,241	-	11,241
USD	154,413	BRL	143,110	7/2/2024	HUB	11,303	-	11,303
USD	152,245	BRL	143,110	7/2/2024	HUB	9,135	-	9,135
USD	152,236	BRL	143,110	7/2/2024	HUB	9,126	-	9,126
USD	151,834	BRL	143,110	7/2/2024	HUB	8,724	-	8,724
USD	152,204	BRL	143,110	7/2/2024	HUB	9,094	-	9,094
USD	151,627	BRL	143,110	7/2/2024	HUB	8,517	-	8,517
USD	151,736	BRL	143,110	7/2/2024	HUB	8,626	-	8,626
USD	152,669	BRL	143,110	7/2/2024	HUB	9,559	-	9,559
USD	152,728	BRL	143,110	7/2/2024	HUB	9,618	-	9,618
USD	154,444	BRL	143,110	7/2/2024	HUB	11,334	-	11,334
USD	154,777	BRL	143,110	7/2/2024	HUB	11,667	-	11,667
USD	154,780	BRL	143,110	7/2/2024	HUB	11,670	-	11,670
USD	154,421	BRL	143,110	7/2/2024	HUB	11,311	-	11,311
USD	154,404	BRL	143,110	7/2/2024	HUB	11,294	-	11,294
USD	152,320	BRL	143,110	7/2/2024	HUB	9,210	-	9,210
USD	152,268	BRL	143,110	7/2/2024	HUB	9,158	-	9,158
USD	133,721	BRL	125,221	7/2/2024	HUB	8,500	-	8,500
USD	133,649	BRL	125,221	7/2/2024	HUB	8,428	-	8,428
USD	133,525	BRL	125,221	7/2/2024	HUB	8,304	-	8,304

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	133,576	BRL	125,221	7/2/2024	HUB	$8,355	$-	$8,355
USD	133,640	BRL	125,221	7/2/2024	HUB	8,419	-	8,419
USD	133,526	BRL	125,221	7/2/2024	HUB	8,305	-	8,305
USD	133,301	BRL	125,221	7/2/2024	HUB	8,080	-	8,080
USD	133,395	BRL	125,221	7/2/2024	HUB	8,174	-	8,174
USD	133,314	BRL	125,221	7/2/2024	HUB	8,093	-	8,093
USD	133,290	BRL	125,221	7/2/2024	HUB	8,069	-	8,069
USD	133,358	BRL	125,221	7/2/2024	HUB	8,137	-	8,137
USD	132,137	BRL	125,221	7/2/2024	HUB	6,916	-	6,916
USD	132,073	BRL	125,221	7/2/2024	HUB	6,852	-	6,852
USD	132,085	BRL	125,221	7/2/2024	HUB	6,864	-	6,864
USD	132,093	BRL	125,221	7/2/2024	HUB	6,872	-	6,872
USD	135,071	BRL	125,221	7/2/2024	HUB	9,850	-	9,850
USD	132,903	BRL	125,221	7/2/2024	HUB	7,682	-	7,682
USD	133,051	BRL	125,221	7/2/2024	HUB	7,830	-	7,830
USD	132,789	BRL	125,221	7/2/2024	HUB	7,568	-	7,568
USD	133,358	BRL	125,221	7/2/2024	HUB	8,137	-	8,137
USD	133,262	BRL	125,221	7/2/2024	HUB	8,041	-	8,041
USD	133,366	BRL	125,221	7/2/2024	HUB	8,145	-	8,145
USD	133,212	BRL	125,221	7/2/2024	HUB	7,991	-	7,991
USD	135,135	BRL	125,221	7/2/2024	HUB	9,914	-	9,914
USD	135,101	BRL	125,221	7/2/2024	HUB	9,880	-	9,880
USD	135,056	BRL	125,221	7/2/2024	HUB	9,835	-	9,835
USD	135,237	BRL	125,221	7/2/2024	HUB	10,016	-	10,016
USD	134,951	BRL	125,221	7/2/2024	HUB	9,730	-	9,730
USD	134,994	BRL	125,221	7/2/2024	HUB	9,773	-	9,773
USD	132,190	BRL	125,221	7/2/2024	HUB	6,969	-	6,969
USD	132,255	BRL	125,221	7/2/2024	HUB	7,034	-	7,034
USD	131,911	BRL	125,221	7/2/2024	HUB	6,690	-	6,690
USD	133,234	BRL	125,221	7/2/2024	HUB	8,013	-	8,013
USD	133,206	BRL	125,221	7/2/2024	HUB	7,985	-	7,985
USD	133,340	BRL	125,221	7/2/2024	HUB	8,119	-	8,119
USD	121,316	NZD	121,820	7/2/2024	HUB	-	(504)	(504)
USD	121,336	NZD	121,820	7/2/2024	HUB	-	(484)	(484)
USD	121,316	NZD	121,820	7/2/2024	HUB	-	(504)	(504)
USD	121,452	NZD	121,820	7/2/2024	HUB	-	(368)	(368)
USD	121,238	NZD	121,820	7/2/2024	HUB	-	(582)	(582)
USD	121,210	NZD	121,820	7/2/2024	HUB	-	(610)	(610)
USD	121,236	NZD	121,820	7/2/2024	HUB	-	(584)	(584)
USD	121,200	NZD	121,820	7/2/2024	HUB	-	(620)	(620)
USD	121,360	NZD	121,820	7/2/2024	HUB	-	(460)	(460)
USD	121,230	NZD	121,820	7/2/2024	HUB	-	(590)	(590)
USD	121,846	NZD	121,820	7/2/2024	HUB	26	-	26
USD	121,822	NZD	121,820	7/2/2024	HUB	2	-	2
USD	122,082	NZD	121,820	7/2/2024	HUB	262	-	262
USD	122,058	NZD	121,820	7/2/2024	HUB	238	-	238
USD	121,510	NZD	121,820	7/2/2024	HUB	-	(310)	(310)
USD	121,510	NZD	121,820	7/2/2024	HUB	-	(310)	(310)
USD	121,528	NZD	121,820	7/2/2024	HUB	-	(292)	(292)
USD	121,594	NZD	121,820	7/2/2024	HUB	-	(226)	(226)
USD	121,500	NZD	121,820	7/2/2024	HUB	-	(320)	(320)
USD	121,528	NZD	121,820	7/2/2024	HUB	-	(292)	(292)
USD	121,538	NZD	121,820	7/2/2024	HUB	-	(282)	(282)
USD	121,536	NZD	121,820	7/2/2024	HUB	-	(284)	(284)
USD	121,611	NZD	121,820	7/2/2024	HUB	-	(209)	(209)
USD	121,728	NZD	121,820	7/2/2024	HUB	-	(92)	(92)
USD	121,718	NZD	121,820	7/2/2024	HUB	-	(102)	(102)
USD	121,466	NZD	121,820	7/2/2024	HUB	-	(354)	(354)
USD	121,408	NZD	121,820	7/2/2024	HUB	-	(412)	(412)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	121,428	NZD	121,820	7/2/2024	HUB	$-	$(392)	$(392)
USD	121,461	NZD	121,820	7/2/2024	HUB	-	(359)	(359)
USD	121,268	NZD	121,820	7/2/2024	HUB	-	(552)	(552)
USD	121,188	NZD	121,820	7/2/2024	HUB	-	(632)	(632)
USD	121,416	NZD	121,820	7/2/2024	HUB	-	(404)	(404)
USD	121,404	NZD	121,820	7/2/2024	HUB	-	(416)	(416)
USD	121,512	NZD	121,820	7/2/2024	HUB	-	(308)	(308)
USD	121,511	NZD	121,820	7/2/2024	HUB	-	(309)	(309)
USD	114,616	BRL	107,333	7/2/2024	HUB	7,283	-	7,283
USD	114,515	BRL	107,333	7/2/2024	HUB	7,182	-	7,182
USD	114,506	BRL	107,333	7/2/2024	HUB	7,173	-	7,173
USD	114,572	BRL	107,333	7/2/2024	HUB	7,239	-	7,239
USD	114,608	BRL	107,333	7/2/2024	HUB	7,275	-	7,275
USD	114,495	BRL	107,333	7/2/2024	HUB	7,162	-	7,162
USD	114,369	BRL	107,333	7/2/2024	HUB	7,036	-	7,036
USD	114,419	BRL	107,333	7/2/2024	HUB	7,086	-	7,086
USD	114,285	BRL	107,333	7/2/2024	HUB	6,952	-	6,952
USD	114,265	BRL	107,333	7/2/2024	HUB	6,932	-	6,932
USD	114,354	BRL	107,333	7/2/2024	HUB	7,021	-	7,021
USD	114,339	BRL	107,333	7/2/2024	HUB	7,006	-	7,006
USD	114,293	BRL	107,333	7/2/2024	HUB	6,960	-	6,960
USD	114,243	BRL	107,333	7/2/2024	HUB	6,910	-	6,910
USD	114,417	BRL	107,333	7/2/2024	HUB	7,084	-	7,084
USD	113,775	BRL	107,333	7/2/2024	HUB	6,442	-	6,442
USD	113,751	BRL	107,333	7/2/2024	HUB	6,418	-	6,418
USD	113,555	BRL	107,333	7/2/2024	HUB	6,222	-	6,222
USD	113,736	BRL	107,333	7/2/2024	HUB	6,403	-	6,403
USD	113,609	BRL	107,333	7/2/2024	HUB	6,276	-	6,276
USD	113,178	BRL	107,333	7/2/2024	HUB	5,845	-	5,845
USD	113,050	BRL	107,333	7/2/2024	HUB	5,717	-	5,717
USD	113,182	BRL	107,333	7/2/2024	HUB	5,849	-	5,849
USD	113,214	BRL	107,333	7/2/2024	HUB	5,881	-	5,881
USD	113,238	BRL	107,333	7/2/2024	HUB	5,905	-	5,905
USD	113,268	BRL	107,333	7/2/2024	HUB	5,935	-	5,935
USD	114,373	BRL	107,333	7/2/2024	HUB	7,040	-	7,040
USD	114,347	BRL	107,333	7/2/2024	HUB	7,014	-	7,014
USD	113,777	BRL	107,333	7/2/2024	HUB	6,444	-	6,444
USD	114,425	BRL	107,333	7/2/2024	HUB	7,092	-	7,092
USD	114,470	BRL	107,333	7/2/2024	HUB	7,137	-	7,137
USD	114,339	BRL	107,333	7/2/2024	HUB	7,006	-	7,006
USD	114,243	BRL	107,333	7/2/2024	HUB	6,910	-	6,910
USD	114,341	BRL	107,333	7/2/2024	HUB	7,008	-	7,008
USD	114,321	BRL	107,333	7/2/2024	HUB	6,988	-	6,988
USD	114,330	BRL	107,333	7/2/2024	HUB	6,997	-	6,997
USD	114,350	BRL	107,333	7/2/2024	HUB	7,017	-	7,017
USD	114,234	BRL	107,333	7/2/2024	HUB	6,901	-	6,901
USD	115,766	BRL	107,333	7/2/2024	HUB	8,433	-	8,433
USD	115,842	BRL	107,333	7/2/2024	HUB	8,509	-	8,509
USD	116,152	BRL	107,333	7/2/2024	HUB	8,819	-	8,819
USD	115,934	BRL	107,333	7/2/2024	HUB	8,601	-	8,601
USD	115,684	BRL	107,333	7/2/2024	HUB	8,351	-	8,351
USD	113,528	BRL	107,333	7/2/2024	HUB	6,195	-	6,195
USD	113,433	BRL	107,333	7/2/2024	HUB	6,100	-	6,100
USD	113,253	BRL	107,333	7/2/2024	HUB	5,920	-	5,920
USD	113,227	BRL	107,333	7/2/2024	HUB	5,894	-	5,894
USD	113,236	BRL	107,333	7/2/2024	HUB	5,903	-	5,903
USD	113,240	BRL	107,333	7/2/2024	HUB	5,907	-	5,907
USD	113,320	BRL	107,333	7/2/2024	HUB	5,987	-	5,987
USD	113,311	BRL	107,333	7/2/2024	HUB	5,978	-	5,978

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	113,238	BRL	107,333	7/2/2024	HUB	$5,905	$-	$5,905
USD	113,129	BRL	107,333	7/2/2024	HUB	5,796	-	5,796
USD	113,131	BRL	107,333	7/2/2024	HUB	5,798	-	5,798
USD	113,257	BRL	107,333	7/2/2024	HUB	5,924	-	5,924
USD	113,129	BRL	107,333	7/2/2024	HUB	5,796	-	5,796
USD	113,332	BRL	107,333	7/2/2024	HUB	5,999	-	5,999
USD	113,148	BRL	107,333	7/2/2024	HUB	5,815	-	5,815
USD	113,069	BRL	107,333	7/2/2024	HUB	5,736	-	5,736
USD	113,144	BRL	107,333	7/2/2024	HUB	5,811	-	5,811
USD	113,099	BRL	107,333	7/2/2024	HUB	5,766	-	5,766
USD	114,171	BRL	107,333	7/2/2024	HUB	6,838	-	6,838
USD	114,225	BRL	107,333	7/2/2024	HUB	6,892	-	6,892
USD	114,225	BRL	107,333	7/2/2024	HUB	6,892	-	6,892
USD	114,237	BRL	107,333	7/2/2024	HUB	6,904	-	6,904
USD	114,171	BRL	107,333	7/2/2024	HUB	6,838	-	6,838
USD	106,990	EUR	107,095	7/2/2024	HUB	-	(105)	(105)
USD	107,019	EUR	107,095	7/2/2024	HUB	-	(76)	(76)
USD	107,098	EUR	107,095	7/2/2024	HUB	3	-	3
USD	106,931	EUR	107,095	7/2/2024	HUB	-	(164)	(164)
USD	107,159	EUR	107,095	7/2/2024	HUB	64	-	64
USD	107,122	EUR	107,095	7/2/2024	HUB	27	-	27
USD	107,164	EUR	107,095	7/2/2024	HUB	69	-	69
USD	94,762	BRL	89,444	7/2/2024	HUB	5,318	-	5,318
USD	94,773	BRL	89,444	7/2/2024	HUB	5,329	-	5,329
USD	94,679	BRL	89,444	7/2/2024	HUB	5,235	-	5,235
USD	94,729	BRL	89,444	7/2/2024	HUB	5,285	-	5,285
USD	94,663	BRL	89,444	7/2/2024	HUB	5,219	-	5,219
USD	94,672	BRL	89,444	7/2/2024	HUB	5,228	-	5,228
USD	94,665	BRL	89,444	7/2/2024	HUB	5,221	-	5,221
USD	94,656	BRL	89,444	7/2/2024	HUB	5,212	-	5,212
USD	94,651	BRL	89,444	7/2/2024	HUB	5,207	-	5,207
USD	94,656	BRL	89,444	7/2/2024	HUB	5,212	-	5,212
USD	94,711	BRL	89,444	7/2/2024	HUB	5,267	-	5,267
USD	94,658	BRL	89,444	7/2/2024	HUB	5,214	-	5,214
USD	94,692	BRL	89,444	7/2/2024	HUB	5,248	-	5,248
USD	94,645	BRL	89,444	7/2/2024	HUB	5,201	-	5,201
USD	94,559	BRL	89,444	7/2/2024	HUB	5,115	-	5,115
USD	94,500	BRL	89,444	7/2/2024	HUB	5,056	-	5,056
USD	94,531	BRL	89,444	7/2/2024	HUB	5,087	-	5,087
USD	94,568	BRL	89,444	7/2/2024	HUB	5,124	-	5,124
USD	94,485	BRL	89,444	7/2/2024	HUB	5,041	-	5,041
USD	95,424	BRL	89,444	7/2/2024	HUB	5,980	-	5,980
USD	95,432	BRL	89,444	7/2/2024	HUB	5,988	-	5,988
USD	95,405	BRL	89,444	7/2/2024	HUB	5,961	-	5,961
USD	95,402	BRL	89,444	7/2/2024	HUB	5,958	-	5,958
USD	95,282	BRL	89,444	7/2/2024	HUB	5,838	-	5,838
USD	95,350	BRL	89,444	7/2/2024	HUB	5,906	-	5,906
USD	95,271	BRL	89,444	7/2/2024	HUB	5,827	-	5,827
USD	95,252	BRL	89,444	7/2/2024	HUB	5,808	-	5,808
USD	95,208	BRL	89,444	7/2/2024	HUB	5,764	-	5,764
USD	95,307	BRL	89,444	7/2/2024	HUB	5,863	-	5,863
USD	95,264	BRL	89,444	7/2/2024	HUB	5,820	-	5,820
USD	95,272	BRL	89,444	7/2/2024	HUB	5,828	-	5,828
USD	95,290	BRL	89,444	7/2/2024	HUB	5,846	-	5,846
USD	95,187	BRL	89,444	7/2/2024	HUB	5,743	-	5,743
USD	95,193	BRL	89,444	7/2/2024	HUB	5,749	-	5,749
USD	95,202	BRL	89,444	7/2/2024	HUB	5,758	-	5,758
USD	95,247	BRL	89,444	7/2/2024	HUB	5,803	-	5,803
USD	95,314	BRL	89,444	7/2/2024	HUB	5,870	-	5,870

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	95,336	BRL	89,444	7/2/2024	HUB	$5,892	$-	$5,892
USD	94,738	BRL	89,444	7/2/2024	HUB	5,294	-	5,294
USD	94,811	BRL	89,444	7/2/2024	HUB	5,367	-	5,367
USD	94,812	BRL	89,444	7/2/2024	HUB	5,368	-	5,368
USD	94,944	BRL	89,444	7/2/2024	HUB	5,500	-	5,500
USD	94,960	BRL	89,444	7/2/2024	HUB	5,516	-	5,516
USD	94,743	BRL	89,444	7/2/2024	HUB	5,299	-	5,299
USD	94,799	BRL	89,444	7/2/2024	HUB	5,355	-	5,355
USD	94,801	BRL	89,444	7/2/2024	HUB	5,357	-	5,357
USD	94,821	BRL	89,444	7/2/2024	HUB	5,377	-	5,377
USD	94,837	BRL	89,444	7/2/2024	HUB	5,393	-	5,393
USD	94,780	BRL	89,444	7/2/2024	HUB	5,336	-	5,336
USD	94,244	BRL	89,444	7/2/2024	HUB	4,800	-	4,800
USD	94,352	BRL	89,444	7/2/2024	HUB	4,908	-	4,908
USD	94,352	BRL	89,444	7/2/2024	HUB	4,908	-	4,908
USD	94,350	BRL	89,444	7/2/2024	HUB	4,906	-	4,906
USD	94,837	BRL	89,444	7/2/2024	HUB	5,393	-	5,393
USD	94,862	BRL	89,444	7/2/2024	HUB	5,418	-	5,418
USD	95,170	BRL	89,444	7/2/2024	HUB	5,726	-	5,726
USD	95,286	BRL	89,444	7/2/2024	HUB	5,842	-	5,842
USD	94,935	BRL	89,444	7/2/2024	HUB	5,491	-	5,491
USD	95,460	BRL	89,444	7/2/2024	HUB	6,016	-	6,016
USD	95,528	BRL	89,444	7/2/2024	HUB	6,084	-	6,084
USD	95,256	BRL	89,444	7/2/2024	HUB	5,812	-	5,812
USD	95,202	BRL	89,444	7/2/2024	HUB	5,758	-	5,758
USD	95,164	BRL	89,444	7/2/2024	HUB	5,720	-	5,720
USD	95,275	BRL	89,444	7/2/2024	HUB	5,831	-	5,831
USD	95,229	BRL	89,444	7/2/2024	HUB	5,785	-	5,785
USD	95,225	BRL	89,444	7/2/2024	HUB	5,781	-	5,781
USD	95,234	BRL	89,444	7/2/2024	HUB	5,790	-	5,790
USD	96,527	BRL	89,444	7/2/2024	HUB	7,083	-	7,083
USD	96,795	BRL	89,444	7/2/2024	HUB	7,351	-	7,351
USD	94,489	BRL	89,444	7/2/2024	HUB	5,045	-	5,045
USD	94,574	BRL	89,444	7/2/2024	HUB	5,130	-	5,130
USD	94,597	BRL	89,444	7/2/2024	HUB	5,153	-	5,153
USD	94,590	BRL	89,444	7/2/2024	HUB	5,146	-	5,146
USD	94,659	BRL	89,444	7/2/2024	HUB	5,215	-	5,215
USD	94,386	BRL	89,444	7/2/2024	HUB	4,942	-	4,942
USD	94,465	BRL	89,444	7/2/2024	HUB	5,021	-	5,021
USD	94,317	BRL	89,444	7/2/2024	HUB	4,873	-	4,873
USD	94,276	BRL	89,444	7/2/2024	HUB	4,832	-	4,832
USD	94,420	BRL	89,444	7/2/2024	HUB	4,976	-	4,976
USD	94,254	BRL	89,444	7/2/2024	HUB	4,810	-	4,810
USD	94,301	BRL	89,444	7/2/2024	HUB	4,857	-	4,857
USD	94,240	BRL	89,444	7/2/2024	HUB	4,796	-	4,796
USD	94,279	BRL	89,444	7/2/2024	HUB	4,835	-	4,835
USD	94,334	BRL	89,444	7/2/2024	HUB	4,890	-	4,890
USD	94,317	BRL	89,444	7/2/2024	HUB	4,873	-	4,873
USD	95,169	BRL	89,444	7/2/2024	HUB	5,725	-	5,725
USD	95,133	BRL	89,444	7/2/2024	HUB	5,689	-	5,689
USD	95,156	BRL	89,444	7/2/2024	HUB	5,712	-	5,712
USD	75,818	BRL	71,555	7/2/2024	HUB	4,263	-	4,263
USD	75,703	BRL	71,555	7/2/2024	HUB	4,148	-	4,148
USD	75,737	BRL	71,555	7/2/2024	HUB	4,182	-	4,182
USD	75,712	BRL	71,555	7/2/2024	HUB	4,157	-	4,157
USD	75,689	BRL	71,555	7/2/2024	HUB	4,134	-	4,134
USD	75,720	BRL	71,555	7/2/2024	HUB	4,165	-	4,165
USD	75,808	BRL	71,555	7/2/2024	HUB	4,253	-	4,253
USD	75,819	BRL	71,555	7/2/2024	HUB	4,264	-	4,264

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	75,769	BRL	71,555	7/2/2024	HUB	$4,214	$-	$4,214
USD	75,704	BRL	71,555	7/2/2024	HUB	4,149	-	4,149
USD	75,712	BRL	71,555	7/2/2024	HUB	4,157	-	4,157
USD	75,763	BRL	71,555	7/2/2024	HUB	4,208	-	4,208
USD	75,796	BRL	71,555	7/2/2024	HUB	4,241	-	4,241
USD	75,847	BRL	71,555	7/2/2024	HUB	4,292	-	4,292
USD	75,696	BRL	71,555	7/2/2024	HUB	4,141	-	4,141
USD	75,686	BRL	71,555	7/2/2024	HUB	4,131	-	4,131
USD	75,694	BRL	71,555	7/2/2024	HUB	4,139	-	4,139
USD	76,378	BRL	71,555	7/2/2024	HUB	4,823	-	4,823
USD	76,230	BRL	71,555	7/2/2024	HUB	4,675	-	4,675
USD	76,413	BRL	71,555	7/2/2024	HUB	4,858	-	4,858
USD	76,419	BRL	71,555	7/2/2024	HUB	4,864	-	4,864
USD	76,331	BRL	71,555	7/2/2024	HUB	4,776	-	4,776
USD	76,393	BRL	71,555	7/2/2024	HUB	4,838	-	4,838
USD	76,317	BRL	71,555	7/2/2024	HUB	4,762	-	4,762
USD	76,309	BRL	71,555	7/2/2024	HUB	4,754	-	4,754
USD	76,302	BRL	71,555	7/2/2024	HUB	4,747	-	4,747
USD	76,288	BRL	71,555	7/2/2024	HUB	4,733	-	4,733
USD	76,279	BRL	71,555	7/2/2024	HUB	4,724	-	4,724
USD	76,273	BRL	71,555	7/2/2024	HUB	4,718	-	4,718
USD	76,216	BRL	71,555	7/2/2024	HUB	4,661	-	4,661
USD	76,181	BRL	71,555	7/2/2024	HUB	4,626	-	4,626
USD	76,154	BRL	71,555	7/2/2024	HUB	4,599	-	4,599
USD	75,796	BRL	71,555	7/2/2024	HUB	4,241	-	4,241
USD	75,867	BRL	71,555	7/2/2024	HUB	4,312	-	4,312
USD	75,815	BRL	71,555	7/2/2024	HUB	4,260	-	4,260
USD	75,821	BRL	71,555	7/2/2024	HUB	4,266	-	4,266
USD	75,857	BRL	71,555	7/2/2024	HUB	4,302	-	4,302
USD	75,847	BRL	71,555	7/2/2024	HUB	4,292	-	4,292
USD	75,913	BRL	71,555	7/2/2024	HUB	4,358	-	4,358
USD	75,929	BRL	71,555	7/2/2024	HUB	4,374	-	4,374
USD	75,842	BRL	71,555	7/2/2024	HUB	4,287	-	4,287
USD	75,917	BRL	71,555	7/2/2024	HUB	4,362	-	4,362
USD	75,966	BRL	71,555	7/2/2024	HUB	4,411	-	4,411
USD	75,880	BRL	71,555	7/2/2024	HUB	4,325	-	4,325
USD	75,987	BRL	71,555	7/2/2024	HUB	4,432	-	4,432
USD	75,805	BRL	71,555	7/2/2024	HUB	4,250	-	4,250
USD	75,880	BRL	71,555	7/2/2024	HUB	4,325	-	4,325
USD	75,848	BRL	71,555	7/2/2024	HUB	4,293	-	4,293
USD	75,932	BRL	71,555	7/2/2024	HUB	4,377	-	4,377
USD	75,762	BRL	71,555	7/2/2024	HUB	4,207	-	4,207
USD	75,760	BRL	71,555	7/2/2024	HUB	4,205	-	4,205
USD	75,785	BRL	71,555	7/2/2024	HUB	4,230	-	4,230
USD	75,466	BRL	71,555	7/2/2024	HUB	3,911	-	3,911
USD	75,445	BRL	71,555	7/2/2024	HUB	3,890	-	3,890
USD	75,420	BRL	71,555	7/2/2024	HUB	3,865	-	3,865
USD	75,410	BRL	71,555	7/2/2024	HUB	3,855	-	3,855
USD	75,409	BRL	71,555	7/2/2024	HUB	3,854	-	3,854
USD	75,433	BRL	71,555	7/2/2024	HUB	3,878	-	3,878
USD	75,476	BRL	71,555	7/2/2024	HUB	3,921	-	3,921
USD	76,142	BRL	71,555	7/2/2024	HUB	4,587	-	4,587
USD	75,890	BRL	71,555	7/2/2024	HUB	4,335	-	4,335
USD	76,225	BRL	71,555	7/2/2024	HUB	4,670	-	4,670
USD	76,176	BRL	71,555	7/2/2024	HUB	4,621	-	4,621
USD	76,200	BRL	71,555	7/2/2024	HUB	4,645	-	4,645
USD	77,242	BRL	71,555	7/2/2024	HUB	5,687	-	5,687
USD	77,206	BRL	71,555	7/2/2024	HUB	5,651	-	5,651
USD	77,207	BRL	71,555	7/2/2024	HUB	5,652	-	5,652

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	75,593	BRL	71,555	7/2/2024	HUB	$4,038	$-	$4,038
USD	75,607	BRL	71,555	7/2/2024	HUB	4,052	-	4,052
USD	75,706	BRL	71,555	7/2/2024	HUB	4,151	-	4,151
USD	75,657	BRL	71,555	7/2/2024	HUB	4,102	-	4,102
USD	75,501	BRL	71,555	7/2/2024	HUB	3,946	-	3,946
USD	75,496	BRL	71,555	7/2/2024	HUB	3,941	-	3,941
USD	75,528	BRL	71,555	7/2/2024	HUB	3,973	-	3,973
USD	75,551	BRL	71,555	7/2/2024	HUB	3,996	-	3,996
USD	75,440	BRL	71,555	7/2/2024	HUB	3,885	-	3,885
USD	75,570	BRL	71,555	7/2/2024	HUB	4,015	-	4,015
USD	75,561	BRL	71,555	7/2/2024	HUB	4,006	-	4,006
USD	75,486	BRL	71,555	7/2/2024	HUB	3,931	-	3,931
USD	75,539	BRL	71,555	7/2/2024	HUB	3,984	-	3,984
USD	75,553	BRL	71,555	7/2/2024	HUB	3,998	-	3,998
USD	75,526	BRL	71,555	7/2/2024	HUB	3,971	-	3,971
USD	75,458	BRL	71,555	7/2/2024	HUB	3,903	-	3,903
USD	75,427	BRL	71,555	7/2/2024	HUB	3,872	-	3,872
USD	60,623	NZD	60,910	7/2/2024	HUB	-	(287)	(287)
USD	60,911	NZD	60,910	7/2/2024	HUB	1	-	1
USD	60,948	NZD	60,910	7/2/2024	HUB	38	-	38
USD	60,930	NZD	60,910	7/2/2024	HUB	20	-	20
USD	60,775	NZD	60,910	7/2/2024	HUB	-	(135)	(135)
USD	60,760	NZD	60,910	7/2/2024	HUB	-	(150)	(150)
USD	60,761	NZD	60,910	7/2/2024	HUB	-	(149)	(149)
USD	60,796	NZD	60,910	7/2/2024	HUB	-	(114)	(114)
USD	60,873	NZD	60,910	7/2/2024	HUB	-	(37)	(37)
USD	60,903	NZD	60,910	7/2/2024	HUB	-	(7)	(7)
USD	60,754	NZD	60,910	7/2/2024	HUB	-	(156)	(156)
USD	60,749	NZD	60,910	7/2/2024	HUB	-	(161)	(161)
USD	56,821	BRL	53,666	7/2/2024	HUB	3,155	-	3,155
USD	56,800	BRL	53,666	7/2/2024	HUB	3,134	-	3,134
USD	56,783	BRL	53,666	7/2/2024	HUB	3,117	-	3,117
USD	56,816	BRL	53,666	7/2/2024	HUB	3,150	-	3,150
USD	56,821	BRL	53,666	7/2/2024	HUB	3,155	-	3,155
USD	56,874	BRL	53,666	7/2/2024	HUB	3,208	-	3,208
USD	56,810	BRL	53,666	7/2/2024	HUB	3,144	-	3,144
USD	57,172	BRL	53,666	7/2/2024	HUB	3,506	-	3,506
USD	57,251	BRL	53,666	7/2/2024	HUB	3,585	-	3,585
USD	57,221	BRL	53,666	7/2/2024	HUB	3,555	-	3,555
USD	57,136	BRL	53,666	7/2/2024	HUB	3,470	-	3,470
USD	56,814	BRL	53,666	7/2/2024	HUB	3,148	-	3,148
USD	56,832	BRL	53,666	7/2/2024	HUB	3,166	-	3,166
USD	56,827	BRL	53,666	7/2/2024	HUB	3,161	-	3,161
USD	56,858	BRL	53,666	7/2/2024	HUB	3,192	-	3,192
USD	56,881	BRL	53,666	7/2/2024	HUB	3,215	-	3,215
USD	56,859	BRL	53,666	7/2/2024	HUB	3,193	-	3,193
USD	56,868	BRL	53,666	7/2/2024	HUB	3,202	-	3,202
USD	56,933	BRL	53,666	7/2/2024	HUB	3,267	-	3,267
USD	56,939	BRL	53,666	7/2/2024	HUB	3,273	-	3,273
USD	56,941	BRL	53,666	7/2/2024	HUB	3,275	-	3,275
USD	56,873	BRL	53,666	7/2/2024	HUB	3,207	-	3,207
USD	56,795	BRL	53,666	7/2/2024	HUB	3,129	-	3,129
USD	56,802	BRL	53,666	7/2/2024	HUB	3,136	-	3,136
USD	56,842	BRL	53,666	7/2/2024	HUB	3,176	-	3,176
USD	56,897	BRL	53,666	7/2/2024	HUB	3,231	-	3,231
USD	56,848	BRL	53,666	7/2/2024	HUB	3,182	-	3,182
USD	56,843	BRL	53,666	7/2/2024	HUB	3,177	-	3,177
USD	56,886	BRL	53,666	7/2/2024	HUB	3,220	-	3,220
USD	56,902	BRL	53,666	7/2/2024	HUB	3,236	-	3,236

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	56,878	BRL	53,666	7/2/2024	HUB	$3,212	$-	$3,212
USD	56,876	BRL	53,666	7/2/2024	HUB	3,210	-	3,210
USD	56,779	BRL	53,666	7/2/2024	HUB	3,113	-	3,113
USD	56,789	BRL	53,666	7/2/2024	HUB	3,123	-	3,123
USD	56,853	BRL	53,666	7/2/2024	HUB	3,187	-	3,187
USD	56,858	BRL	53,666	7/2/2024	HUB	3,192	-	3,192
USD	56,805	BRL	53,666	7/2/2024	HUB	3,139	-	3,139
USD	56,831	BRL	53,666	7/2/2024	HUB	3,165	-	3,165
USD	56,567	BRL	53,666	7/2/2024	HUB	2,901	-	2,901
USD	56,574	BRL	53,666	7/2/2024	HUB	2,908	-	2,908
USD	56,605	BRL	53,666	7/2/2024	HUB	2,939	-	2,939
USD	56,626	BRL	53,666	7/2/2024	HUB	2,960	-	2,960
USD	57,270	BRL	53,666	7/2/2024	HUB	3,604	-	3,604
USD	57,123	BRL	53,666	7/2/2024	HUB	3,457	-	3,457
USD	57,101	BRL	53,666	7/2/2024	HUB	3,435	-	3,435
USD	57,182	BRL	53,666	7/2/2024	HUB	3,516	-	3,516
USD	57,159	BRL	53,666	7/2/2024	HUB	3,493	-	3,493
USD	57,155	BRL	53,666	7/2/2024	HUB	3,489	-	3,489
USD	57,548	BRL	53,666	7/2/2024	HUB	3,882	-	3,882
USD	57,919	BRL	53,666	7/2/2024	HUB	4,253	-	4,253
USD	57,882	BRL	53,666	7/2/2024	HUB	4,216	-	4,216
USD	57,915	BRL	53,666	7/2/2024	HUB	4,249	-	4,249
USD	56,769	BRL	53,666	7/2/2024	HUB	3,103	-	3,103
USD	56,755	BRL	53,666	7/2/2024	HUB	3,089	-	3,089
USD	56,714	BRL	53,666	7/2/2024	HUB	3,048	-	3,048
USD	56,762	BRL	53,666	7/2/2024	HUB	3,096	-	3,096
USD	56,739	BRL	53,666	7/2/2024	HUB	3,073	-	3,073
USD	56,780	BRL	53,666	7/2/2024	HUB	3,114	-	3,114
USD	56,800	BRL	53,666	7/2/2024	HUB	3,134	-	3,134
USD	56,778	BRL	53,666	7/2/2024	HUB	3,112	-	3,112
USD	56,771	BRL	53,666	7/2/2024	HUB	3,105	-	3,105
USD	56,761	BRL	53,666	7/2/2024	HUB	3,095	-	3,095
USD	56,743	BRL	53,666	7/2/2024	HUB	3,077	-	3,077
USD	56,723	BRL	53,666	7/2/2024	HUB	3,057	-	3,057
USD	56,694	BRL	53,666	7/2/2024	HUB	3,028	-	3,028
USD	56,796	BRL	53,666	7/2/2024	HUB	3,130	-	3,130
USD	56,614	BRL	53,666	7/2/2024	HUB	2,948	-	2,948
USD	56,660	BRL	53,666	7/2/2024	HUB	2,994	-	2,994
USD	56,652	BRL	53,666	7/2/2024	HUB	2,986	-	2,986
USD	56,649	BRL	53,666	7/2/2024	HUB	2,983	-	2,983
USD	56,554	BRL	53,666	7/2/2024	HUB	2,888	-	2,888
USD	56,616	BRL	53,666	7/2/2024	HUB	2,950	-	2,950
USD	56,578	BRL	53,666	7/2/2024	HUB	2,912	-	2,912
USD	56,590	BRL	53,666	7/2/2024	HUB	2,924	-	2,924
USD	56,533	BRL	53,666	7/2/2024	HUB	2,867	-	2,867
USD	56,599	BRL	53,666	7/2/2024	HUB	2,933	-	2,933
USD	56,621	BRL	53,666	7/2/2024	HUB	2,955	-	2,955
USD	56,615	BRL	53,666	7/2/2024	HUB	2,949	-	2,949
USD	56,594	BRL	53,666	7/2/2024	HUB	2,928	-	2,928
USD	37,924	BRL	35,778	7/2/2024	HUB	2,146	-	2,146
USD	37,871	BRL	35,778	7/2/2024	HUB	2,093	-	2,093
USD	37,867	BRL	35,778	7/2/2024	HUB	2,089	-	2,089
USD	37,879	BRL	35,778	7/2/2024	HUB	2,101	-	2,101
USD	37,866	BRL	35,778	7/2/2024	HUB	2,088	-	2,088
USD	37,800	BRL	35,778	7/2/2024	HUB	2,022	-	2,022
USD	37,801	BRL	35,778	7/2/2024	HUB	2,023	-	2,023
USD	38,167	BRL	35,778	7/2/2024	HUB	2,389	-	2,389
USD	38,112	BRL	35,778	7/2/2024	HUB	2,334	-	2,334
USD	38,075	BRL	35,778	7/2/2024	HUB	2,297	-	2,297

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	38,150	BRL	35,778	7/2/2024	HUB	$2,372	$-	$2,372
USD	37,856	BRL	35,778	7/2/2024	HUB	2,078	-	2,078
USD	37,922	BRL	35,778	7/2/2024	HUB	2,144	-	2,144
USD	37,927	BRL	35,778	7/2/2024	HUB	2,149	-	2,149
USD	37,936	BRL	35,778	7/2/2024	HUB	2,158	-	2,158
USD	37,941	BRL	35,778	7/2/2024	HUB	2,163	-	2,163
USD	37,892	BRL	35,778	7/2/2024	HUB	2,114	-	2,114
USD	37,946	BRL	35,778	7/2/2024	HUB	2,168	-	2,168
USD	37,957	BRL	35,778	7/2/2024	HUB	2,179	-	2,179
USD	37,953	BRL	35,778	7/2/2024	HUB	2,175	-	2,175
USD	37,981	BRL	35,778	7/2/2024	HUB	2,203	-	2,203
USD	37,986	BRL	35,778	7/2/2024	HUB	2,208	-	2,208
USD	37,928	BRL	35,778	7/2/2024	HUB	2,150	-	2,150
USD	37,895	BRL	35,778	7/2/2024	HUB	2,117	-	2,117
USD	37,932	BRL	35,778	7/2/2024	HUB	2,154	-	2,154
USD	37,983	BRL	35,778	7/2/2024	HUB	2,205	-	2,205
USD	37,886	BRL	35,778	7/2/2024	HUB	2,108	-	2,108
USD	38,101	BRL	35,778	7/2/2024	HUB	2,323	-	2,323
USD	37,822	BRL	35,778	7/2/2024	HUB	2,044	-	2,044
USD	37,851	BRL	35,778	7/2/2024	HUB	2,073	-	2,073
USD	37,856	BRL	35,778	7/2/2024	HUB	2,078	-	2,078
USD	37,837	BRL	35,778	7/2/2024	HUB	2,059	-	2,059
USD	37,854	BRL	35,778	7/2/2024	HUB	2,076	-	2,076
USD	37,774	BRL	35,778	7/2/2024	HUB	1,996	-	1,996
USD	37,745	BRL	35,778	7/2/2024	HUB	1,967	-	1,967
USD	37,770	BRL	35,778	7/2/2024	HUB	1,992	-	1,992
USD	37,737	BRL	35,778	7/2/2024	HUB	1,959	-	1,959
USD	18,928	BRL	17,889	7/2/2024	HUB	1,039	-	1,039
USD	19,207	BRL	17,889	7/2/2024	HUB	1,318	-	1,318
CNY	275,450	USD	281,294	7/9/2024	HUB	-	(5,844)	(5,844)
CNY	482,037	USD	492,548	7/9/2024	HUB	-	(10,511)	(10,511)
CNH	1,165,081	USD	1,175,790	7/9/2024	HUB	-	(10,709)	(10,709)
CNH	1,233,615	USD	1,244,746	7/9/2024	HUB	-	(11,131)	(11,131)
CNY	1,308,387	USD	1,338,481	7/9/2024	HUB	-	(30,094)	(30,094)
CNH	1,507,751	USD	1,520,184	7/9/2024	HUB	-	(12,433)	(12,433)
CNH	1,576,285	USD	1,589,227	7/9/2024	HUB	-	(12,942)	(12,942)
CNH	1,576,285	USD	1,585,511	7/9/2024	HUB	-	(9,226)	(9,226)
CNH	1,644,820	USD	1,657,943	7/9/2024	HUB	-	(13,123)	(13,123)
CNH	1,713,354	USD	1,727,548	7/9/2024	HUB	-	(14,194)	(14,194)
CNH	1,987,490	USD	2,003,185	7/9/2024	HUB	-	(15,695)	(15,695)
CNH	2,193,093	USD	2,210,336	7/9/2024	HUB	-	(17,243)	(17,243)
CNY	2,203,599	USD	2,253,807	7/9/2024	HUB	-	(50,208)	(50,208)
CNH	2,330,161	USD	2,352,729	7/9/2024	HUB	-	(22,568)	(22,568)
CNH	2,672,832	USD	2,697,090	7/9/2024	HUB	-	(24,258)	(24,258)
CNH	2,878,434	USD	2,904,739	7/9/2024	HUB	-	(26,305)	(26,305)
CNH	2,946,968	USD	2,960,149	7/9/2024	HUB	-	(13,181)	(13,181)
USD	34,326,841	CNH	34,061,472	7/9/2024	HUB	265,369	-	265,369
USD	2,969,729	CNH	2,946,968	7/9/2024	HUB	22,761	-	22,761
USD	2,900,785	CNH	2,878,434	7/9/2024	HUB	22,351	-	22,351
USD	2,831,347	CNH	2,809,900	7/9/2024	HUB	21,447	-	21,447
USD	2,762,663	CNH	2,741,366	7/9/2024	HUB	21,297	-	21,297
USD	2,762,285	CNH	2,741,366	7/9/2024	HUB	20,919	-	20,919
USD	2,762,323	CNH	2,741,366	7/9/2024	HUB	20,957	-	20,957
USD	2,693,378	CNH	2,672,832	7/9/2024	HUB	20,546	-	20,546
USD	2,693,412	CNH	2,672,832	7/9/2024	HUB	20,580	-	20,580
USD	2,693,280	CNH	2,672,832	7/9/2024	HUB	20,448	-	20,448
USD	2,624,269	CNH	2,604,298	7/9/2024	HUB	19,971	-	19,971
USD	2,624,147	CNH	2,604,298	7/9/2024	HUB	19,849	-	19,849
USD	2,555,352	CNH	2,535,764	7/9/2024	HUB	19,588	-	19,588

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	2,554,589	CNH	2,535,764	7/9/2024	HUB	$18,825	$-	$18,825
USD	2,554,819	CNH	2,535,764	7/9/2024	HUB	19,055	-	19,055
USD	2,486,354	CNH	2,467,229	7/9/2024	HUB	19,125	-	19,125
USD	2,486,090	CNH	2,467,229	7/9/2024	HUB	18,861	-	18,861
USD	2,485,536	CNH	2,467,229	7/9/2024	HUB	18,307	-	18,307
USD	2,416,468	CNH	2,398,695	7/9/2024	HUB	17,773	-	17,773
USD	2,347,144	CNH	2,330,161	7/9/2024	HUB	16,983	-	16,983
USD	2,279,319	CNH	2,261,627	7/9/2024	HUB	17,692	-	17,692
USD	2,279,036	CNH	2,261,627	7/9/2024	HUB	17,409	-	17,409
USD	2,278,983	CNH	2,261,627	7/9/2024	HUB	17,356	-	17,356
USD	2,278,886	CNH	2,261,627	7/9/2024	HUB	17,259	-	17,259
USD	2,278,889	CNH	2,261,627	7/9/2024	HUB	17,262	-	17,262
USD	2,278,814	CNH	2,261,627	7/9/2024	HUB	17,187	-	17,187
USD	2,278,332	CNH	2,261,627	7/9/2024	HUB	16,705	-	16,705
USD	2,278,056	CNH	2,261,627	7/9/2024	HUB	16,429	-	16,429
USD	2,210,033	CNH	2,193,093	7/9/2024	HUB	16,940	-	16,940
USD	2,208,566	CNH	2,193,093	7/9/2024	HUB	15,473	-	15,473
USD	2,208,652	CNH	2,193,093	7/9/2024	HUB	15,559	-	15,559
USD	2,140,896	CNH	2,124,559	7/9/2024	HUB	16,337	-	16,337
USD	2,139,901	CNH	2,124,559	7/9/2024	HUB	15,342	-	15,342
USD	2,071,897	CNH	2,056,024	7/9/2024	HUB	15,873	-	15,873
USD	2,071,762	CNH	2,056,024	7/9/2024	HUB	15,738	-	15,738
USD	2,071,915	CNH	2,056,024	7/9/2024	HUB	15,891	-	15,891
USD	2,071,979	CNH	2,056,024	7/9/2024	HUB	15,955	-	15,955
USD	2,071,751	CNH	2,056,024	7/9/2024	HUB	15,727	-	15,727
USD	2,071,731	CNH	2,056,024	7/9/2024	HUB	15,707	-	15,707
USD	2,071,759	CNH	2,056,024	7/9/2024	HUB	15,735	-	15,735
USD	2,071,128	CNH	2,056,024	7/9/2024	HUB	15,104	-	15,104
USD	2,002,966	CNH	1,987,490	7/9/2024	HUB	15,476	-	15,476
USD	2,002,712	CNH	1,987,490	7/9/2024	HUB	15,222	-	15,222
USD	2,002,682	CNH	1,987,490	7/9/2024	HUB	15,192	-	15,192
USD	2,001,747	CNH	1,987,490	7/9/2024	HUB	14,257	-	14,257
USD	2,001,652	CNH	1,987,490	7/9/2024	HUB	14,162	-	14,162
USD	1,933,708	CNH	1,918,956	7/9/2024	HUB	14,752	-	14,752
USD	1,933,683	CNH	1,918,956	7/9/2024	HUB	14,727	-	14,727
USD	1,933,253	CNH	1,918,956	7/9/2024	HUB	14,297	-	14,297
USD	1,932,430	CNH	1,918,956	7/9/2024	HUB	13,474	-	13,474
USD	1,864,760	CNH	1,850,422	7/9/2024	HUB	14,338	-	14,338
USD	1,864,553	CNH	1,850,422	7/9/2024	HUB	14,131	-	14,131
USD	1,864,365	CNH	1,850,422	7/9/2024	HUB	13,943	-	13,943
USD	1,864,711	CNH	1,850,422	7/9/2024	HUB	14,289	-	14,289
USD	1,864,563	CNH	1,850,422	7/9/2024	HUB	14,141	-	14,141
USD	1,864,568	CNH	1,850,422	7/9/2024	HUB	14,146	-	14,146
USD	1,864,573	CNH	1,850,422	7/9/2024	HUB	14,151	-	14,151
USD	1,795,762	CNH	1,781,888	7/9/2024	HUB	13,874	-	13,874
USD	1,795,795	CNH	1,781,888	7/9/2024	HUB	13,907	-	13,907
USD	1,795,731	CNH	1,781,888	7/9/2024	HUB	13,843	-	13,843
USD	1,795,601	CNH	1,781,888	7/9/2024	HUB	13,713	-	13,713
USD	1,795,597	CNH	1,781,888	7/9/2024	HUB	13,709	-	13,709
USD	1,795,146	CNH	1,781,888	7/9/2024	HUB	13,258	-	13,258
USD	1,794,508	CNH	1,781,888	7/9/2024	HUB	12,620	-	12,620
USD	1,726,417	CNH	1,713,354	7/9/2024	HUB	13,063	-	13,063
USD	1,726,714	CNH	1,713,354	7/9/2024	HUB	13,360	-	13,360
USD	1,726,498	CNH	1,713,354	7/9/2024	HUB	13,144	-	13,144
USD	1,726,431	CNH	1,713,354	7/9/2024	HUB	13,077	-	13,077
USD	1,726,436	CNH	1,713,354	7/9/2024	HUB	13,082	-	13,082
USD	1,657,486	CNH	1,644,820	7/9/2024	HUB	12,666	-	12,666
USD	1,656,975	CNH	1,644,820	7/9/2024	HUB	12,155	-	12,155
USD	1,588,239	CNH	1,576,285	7/9/2024	HUB	11,954	-	11,954

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,588,301	CNH	1,576,285	7/9/2024	HUB	$12,016	$-	$12,016
USD	1,588,331	CNH	1,576,285	7/9/2024	HUB	12,046	-	12,046
USD	1,587,711	CNH	1,576,285	7/9/2024	HUB	11,426	-	11,426
USD	1,587,710	CNH	1,576,285	7/9/2024	HUB	11,425	-	11,425
USD	1,519,171	CNH	1,507,751	7/9/2024	HUB	11,420	-	11,420
USD	1,519,361	CNH	1,507,751	7/9/2024	HUB	11,610	-	11,610
USD	1,518,387	CNH	1,507,751	7/9/2024	HUB	10,636	-	10,636
USD	1,518,373	CNH	1,507,751	7/9/2024	HUB	10,622	-	10,622
USD	1,519,166	CNH	1,507,751	7/9/2024	HUB	11,415	-	11,415
USD	1,519,359	CNH	1,507,751	7/9/2024	HUB	11,608	-	11,608
USD	1,519,360	CNH	1,507,751	7/9/2024	HUB	11,609	-	11,609
USD	1,475,445	CNY	1,446,112	7/9/2024	HUB	29,333	-	29,333
USD	1,450,313	CNH	1,439,217	7/9/2024	HUB	11,096	-	11,096
USD	1,450,105	CNH	1,439,217	7/9/2024	HUB	10,888	-	10,888
USD	1,450,047	CNH	1,439,217	7/9/2024	HUB	10,830	-	10,830
USD	1,450,271	CNH	1,439,217	7/9/2024	HUB	11,054	-	11,054
USD	1,449,850	CNH	1,439,217	7/9/2024	HUB	10,633	-	10,633
USD	1,450,027	CNH	1,439,217	7/9/2024	HUB	10,810	-	10,810
USD	1,450,040	CNH	1,439,217	7/9/2024	HUB	10,823	-	10,823
USD	1,449,646	CNH	1,439,217	7/9/2024	HUB	10,429	-	10,429
USD	1,449,191	CNH	1,439,217	7/9/2024	HUB	9,974	-	9,974
USD	1,381,214	CNH	1,370,683	7/9/2024	HUB	10,531	-	10,531
USD	1,381,326	CNH	1,370,683	7/9/2024	HUB	10,643	-	10,643
USD	1,381,197	CNH	1,370,683	7/9/2024	HUB	10,514	-	10,514
USD	1,381,322	CNH	1,370,683	7/9/2024	HUB	10,639	-	10,639
USD	1,380,985	CNH	1,370,683	7/9/2024	HUB	10,302	-	10,302
USD	1,380,901	CNH	1,370,683	7/9/2024	HUB	10,218	-	10,218
USD	1,312,218	CNH	1,302,149	7/9/2024	HUB	10,069	-	10,069
USD	1,312,033	CNH	1,302,149	7/9/2024	HUB	9,884	-	9,884
USD	1,243,216	CNH	1,233,615	7/9/2024	HUB	9,601	-	9,601
USD	1,242,157	CNH	1,233,615	7/9/2024	HUB	8,542	-	8,542
USD	1,242,867	CNH	1,233,615	7/9/2024	HUB	9,252	-	9,252
USD	1,243,029	CNH	1,233,615	7/9/2024	HUB	9,414	-	9,414
USD	1,242,787	CNH	1,233,615	7/9/2024	HUB	9,172	-	9,172
USD	1,242,955	CNH	1,233,615	7/9/2024	HUB	9,340	-	9,340
USD	1,242,567	CNH	1,233,615	7/9/2024	HUB	8,952	-	8,952
USD	1,173,091	CNH	1,165,081	7/9/2024	HUB	8,010	-	8,010
USD	1,173,837	CNH	1,165,081	7/9/2024	HUB	8,756	-	8,756
USD	1,173,936	CNH	1,165,081	7/9/2024	HUB	8,855	-	8,855
USD	1,173,521	CNH	1,165,081	7/9/2024	HUB	8,440	-	8,440
USD	1,173,400	CNH	1,165,081	7/9/2024	HUB	8,319	-	8,319
USD	1,124,179	CNY	1,101,799	7/9/2024	HUB	22,380	-	22,380
USD	1,104,916	CNH	1,096,546	7/9/2024	HUB	8,370	-	8,370
USD	1,104,979	CNH	1,096,546	7/9/2024	HUB	8,433	-	8,433
USD	1,104,820	CNH	1,096,546	7/9/2024	HUB	8,274	-	8,274
USD	1,104,900	CNH	1,096,546	7/9/2024	HUB	8,354	-	8,354
USD	1,105,057	CNH	1,096,546	7/9/2024	HUB	8,511	-	8,511
USD	1,104,901	CNH	1,096,546	7/9/2024	HUB	8,355	-	8,355
USD	1,035,956	CNH	1,028,012	7/9/2024	HUB	7,944	-	7,944
USD	1,035,970	CNH	1,028,012	7/9/2024	HUB	7,958	-	7,958
USD	1,035,048	CNH	1,028,012	7/9/2024	HUB	7,036	-	7,036
USD	1,035,772	CNH	1,028,012	7/9/2024	HUB	7,760	-	7,760
USD	1,035,930	CNH	1,028,012	7/9/2024	HUB	7,918	-	7,918
USD	1,035,860	CNH	1,028,012	7/9/2024	HUB	7,848	-	7,848
USD	1,035,396	CNH	1,028,012	7/9/2024	HUB	7,384	-	7,384
USD	1,035,479	CNH	1,028,012	7/9/2024	HUB	7,467	-	7,467
USD	1,035,454	CNH	1,028,012	7/9/2024	HUB	7,442	-	7,442
USD	966,738	CNH	959,478	7/9/2024	HUB	7,260	-	7,260
USD	966,884	CNH	959,478	7/9/2024	HUB	7,406	-	7,406

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	966,638	CNH	959,478	7/9/2024	HUB	$7,160	$-	$7,160
USD	966,557	CNH	959,478	7/9/2024	HUB	7,079	-	7,079
USD	966,689	CNH	959,478	7/9/2024	HUB	7,211	-	7,211
USD	966,784	CNH	959,478	7/9/2024	HUB	7,306	-	7,306
USD	966,683	CNH	959,478	7/9/2024	HUB	7,205	-	7,205
USD	966,787	CNH	959,478	7/9/2024	HUB	7,309	-	7,309
USD	966,752	CNH	959,478	7/9/2024	HUB	7,274	-	7,274
USD	966,519	CNH	959,478	7/9/2024	HUB	7,041	-	7,041
USD	966,470	CNH	959,478	7/9/2024	HUB	6,992	-	6,992
USD	966,460	CNH	959,478	7/9/2024	HUB	6,982	-	6,982
USD	913,306	CNY	895,212	7/9/2024	HUB	18,094	-	18,094
USD	897,797	CNH	890,944	7/9/2024	HUB	6,853	-	6,853
USD	897,723	CNH	890,944	7/9/2024	HUB	6,779	-	6,779
USD	897,624	CNH	890,944	7/9/2024	HUB	6,680	-	6,680
USD	843,147	CNY	826,350	7/9/2024	HUB	16,797	-	16,797
USD	828,161	CNH	822,410	7/9/2024	HUB	5,751	-	5,751
USD	828,145	CNH	822,410	7/9/2024	HUB	5,735	-	5,735
USD	828,649	CNH	822,410	7/9/2024	HUB	6,239	-	6,239
USD	828,694	CNH	822,410	7/9/2024	HUB	6,284	-	6,284
USD	759,521	CNH	753,876	7/9/2024	HUB	5,645	-	5,645
USD	759,537	CNH	753,876	7/9/2024	HUB	5,661	-	5,661
USD	759,597	CNH	753,876	7/9/2024	HUB	5,721	-	5,721
USD	690,556	CNH	685,341	7/9/2024	HUB	5,215	-	5,215
USD	689,945	CNH	685,341	7/9/2024	HUB	4,604	-	4,604
USD	552,079	CNH	548,273	7/9/2024	HUB	3,806	-	3,806
USD	552,390	CNH	548,273	7/9/2024	HUB	4,117	-	4,117
USD	483,059	CNH	479,739	7/9/2024	HUB	3,320	-	3,320
USD	413,909	CNH	411,205	7/9/2024	HUB	2,704	-	2,704
USD	345,059	CNH	342,671	7/9/2024	HUB	2,388	-	2,388
USD	344,824	CNH	342,671	7/9/2024	HUB	2,153	-	2,153
USD	344,797	CNH	342,671	7/9/2024	HUB	2,126	-	2,126
USD	344,778	CNH	342,671	7/9/2024	HUB	2,107	-	2,107
USD	344,891	CNH	342,671	7/9/2024	HUB	2,220	-	2,220
USD	344,864	CNH	342,671	7/9/2024	HUB	2,193	-	2,193
USD	275,847	CNH	274,137	7/9/2024	HUB	1,710	-	1,710
USD	275,836	CNH	274,137	7/9/2024	HUB	1,699	-	1,699
USD	275,875	CNH	274,137	7/9/2024	HUB	1,738	-	1,738
USD	275,900	CNH	274,137	7/9/2024	HUB	1,763	-	1,763
USD	275,918	CNH	274,137	7/9/2024	HUB	1,781	-	1,781
USD	275,942	CNH	274,137	7/9/2024	HUB	1,805	-	1,805
USD	206,910	CNH	205,602	7/9/2024	HUB	1,308	-	1,308
USD	206,920	CNH	205,602	7/9/2024	HUB	1,318	-	1,318
USD	206,992	CNH	205,602	7/9/2024	HUB	1,390	-	1,390
USD	206,929	CNH	205,602	7/9/2024	HUB	1,327	-	1,327
USD	137,953	CNH	137,068	7/9/2024	HUB	885	-	885
USD	137,922	CNH	137,068	7/9/2024	HUB	854	-	854
USD	137,955	CNH	137,068	7/9/2024	HUB	887	-	887
USD	137,955	CNH	137,068	7/9/2024	HUB	887	-	887
USD	137,955	CNH	137,068	7/9/2024	HUB	887	-	887
USD	137,946	CNH	137,068	7/9/2024	HUB	878	-	878
USD	69,006	CNH	68,534	7/9/2024	HUB	472	-	472
USD	68,974	CNH	68,534	7/9/2024	HUB	440	-	440
AUD	63,468	GBP	63,211	7/17/2024	HUB	257	-	257
AUD	127,012	GBP	126,421	7/17/2024	HUB	591	-	591
AUD	127,061	GBP	126,421	7/17/2024	HUB	640	-	640
AUD	127,754	GBP	126,421	7/17/2024	HUB	1,333	-	1,333
AUD	189,865	GBP	189,632	7/17/2024	HUB	233	-	233
AUD	190,327	GBP	189,632	7/17/2024	HUB	695	-	695
AUD	190,393	GBP	189,632	7/17/2024	HUB	761	-	761

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AUD	190,400	GBP	189,631	7/17/2024	HUB	$769	$-	$769
AUD	190,412	GBP	189,632	7/17/2024	HUB	780	-	780
AUD	190,610	GBP	189,632	7/17/2024	HUB	978	-	978
AUD	253,428	GBP	252,842	7/17/2024	HUB	586	-	586
AUD	253,551	GBP	252,843	7/17/2024	HUB	708	-	708
AUD	253,649	GBP	252,843	7/17/2024	HUB	806	-	806
AUD	253,666	GBP	252,842	7/17/2024	HUB	824	-	824
AUD	253,814	GBP	252,843	7/17/2024	HUB	971	-	971
AUD	253,848	GBP	252,843	7/17/2024	HUB	1,005	-	1,005
AUD	253,991	GBP	252,842	7/17/2024	HUB	1,149	-	1,149
AUD	254,049	GBP	252,843	7/17/2024	HUB	1,206	-	1,206
AUD	254,067	GBP	252,843	7/17/2024	HUB	1,224	-	1,224
AUD	254,089	GBP	252,842	7/17/2024	HUB	1,247	-	1,247
AUD	254,095	GBP	252,842	7/17/2024	HUB	1,253	-	1,253
AUD	254,110	GBP	252,843	7/17/2024	HUB	1,267	-	1,267
AUD	254,289	GBP	252,842	7/17/2024	HUB	1,447	-	1,447
AUD	254,294	GBP	252,843	7/17/2024	HUB	1,451	-	1,451
AUD	255,375	GBP	252,843	7/17/2024	HUB	2,532	-	2,532
AUD	255,780	GBP	252,842	7/17/2024	HUB	2,938	-	2,938
AUD	316,574	GBP	316,053	7/17/2024	HUB	521	-	521
AUD	316,971	GBP	316,053	7/17/2024	HUB	918	-	918
AUD	317,001	GBP	316,053	7/17/2024	HUB	948	-	948
AUD	317,028	GBP	316,053	7/17/2024	HUB	975	-	975
AUD	317,192	GBP	316,053	7/17/2024	HUB	1,139	-	1,139
AUD	317,256	GBP	316,053	7/17/2024	HUB	1,203	-	1,203
AUD	317,300	GBP	316,053	7/17/2024	HUB	1,247	-	1,247
AUD	317,316	GBP	316,053	7/17/2024	HUB	1,263	-	1,263
AUD	317,325	GBP	316,052	7/17/2024	HUB	1,273	-	1,273
AUD	317,374	GBP	316,053	7/17/2024	HUB	1,321	-	1,321
AUD	317,401	GBP	316,053	7/17/2024	HUB	1,348	-	1,348
AUD	317,406	GBP	316,053	7/17/2024	HUB	1,353	-	1,353
AUD	317,610	GBP	316,053	7/17/2024	HUB	1,557	-	1,557
AUD	317,948	GBP	316,052	7/17/2024	HUB	1,896	-	1,896
AUD	319,529	GBP	316,053	7/17/2024	HUB	3,476	-	3,476
AUD	319,653	GBP	316,053	7/17/2024	HUB	3,600	-	3,600
AUD	379,803	GBP	379,263	7/17/2024	HUB	540	-	540
AUD	379,924	GBP	379,263	7/17/2024	HUB	661	-	661
AUD	380,021	GBP	379,263	7/17/2024	HUB	758	-	758
AUD	380,218	GBP	379,264	7/17/2024	HUB	954	-	954
AUD	380,278	GBP	379,264	7/17/2024	HUB	1,014	-	1,014
AUD	380,348	GBP	379,263	7/17/2024	HUB	1,085	-	1,085
AUD	380,543	GBP	379,263	7/17/2024	HUB	1,280	-	1,280
AUD	380,586	GBP	379,263	7/17/2024	HUB	1,323	-	1,323
AUD	380,774	GBP	379,263	7/17/2024	HUB	1,511	-	1,511
AUD	380,802	GBP	379,263	7/17/2024	HUB	1,539	-	1,539
AUD	380,806	GBP	379,263	7/17/2024	HUB	1,543	-	1,543
AUD	380,851	GBP	379,263	7/17/2024	HUB	1,588	-	1,588
AUD	380,868	GBP	379,263	7/17/2024	HUB	1,605	-	1,605
AUD	381,039	GBP	379,263	7/17/2024	HUB	1,776	-	1,776
AUD	381,040	GBP	379,263	7/17/2024	HUB	1,777	-	1,777
AUD	381,266	GBP	379,263	7/17/2024	HUB	2,003	-	2,003
AUD	381,279	GBP	379,263	7/17/2024	HUB	2,016	-	2,016
AUD	381,359	GBP	379,264	7/17/2024	HUB	2,095	-	2,095
AUD	381,596	GBP	379,263	7/17/2024	HUB	2,333	-	2,333
AUD	383,344	GBP	379,263	7/17/2024	HUB	4,081	-	4,081
AUD	442,669	GBP	442,475	7/17/2024	HUB	194	-	194
AUD	442,869	GBP	442,474	7/17/2024	HUB	395	-	395
AUD	443,422	GBP	442,474	7/17/2024	HUB	948	-	948
AUD	443,587	GBP	442,474	7/17/2024	HUB	1,113	-	1,113

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AUD	443,929	GBP	442,474	7/17/2024	HUB	$1,455	$-	$1,455
AUD	443,997	GBP	442,474	7/17/2024	HUB	1,523	-	1,523
AUD	444,082	GBP	442,474	7/17/2024	HUB	1,608	-	1,608
AUD	444,218	GBP	442,474	7/17/2024	HUB	1,744	-	1,744
AUD	444,290	GBP	442,474	7/17/2024	HUB	1,816	-	1,816
AUD	444,485	GBP	442,474	7/17/2024	HUB	2,011	-	2,011
AUD	444,507	GBP	442,474	7/17/2024	HUB	2,033	-	2,033
AUD	444,712	GBP	442,474	7/17/2024	HUB	2,238	-	2,238
AUD	444,951	GBP	442,474	7/17/2024	HUB	2,477	-	2,477
AUD	447,470	GBP	442,474	7/17/2024	HUB	4,996	-	4,996
AUD	506,576	GBP	505,684	7/17/2024	HUB	892	-	892
AUD	506,699	GBP	505,685	7/17/2024	HUB	1,014	-	1,014
AUD	507,195	GBP	505,684	7/17/2024	HUB	1,511	-	1,511
AUD	507,226	GBP	505,685	7/17/2024	HUB	1,541	-	1,541
AUD	507,377	GBP	505,685	7/17/2024	HUB	1,692	-	1,692
AUD	507,469	GBP	505,685	7/17/2024	HUB	1,784	-	1,784
AUD	507,546	GBP	505,684	7/17/2024	HUB	1,862	-	1,862
AUD	507,809	GBP	505,684	7/17/2024	HUB	2,125	-	2,125
AUD	508,083	GBP	505,685	7/17/2024	HUB	2,398	-	2,398
AUD	508,154	GBP	505,684	7/17/2024	HUB	2,470	-	2,470
AUD	508,633	GBP	505,685	7/17/2024	HUB	2,948	-	2,948
AUD	508,763	GBP	505,685	7/17/2024	HUB	3,078	-	3,078
AUD	508,770	GBP	505,684	7/17/2024	HUB	3,086	-	3,086
AUD	510,820	GBP	505,685	7/17/2024	HUB	5,135	-	5,135
AUD	570,001	GBP	568,895	7/17/2024	HUB	1,106	-	1,106
AUD	570,062	GBP	568,895	7/17/2024	HUB	1,167	-	1,167
AUD	570,645	GBP	568,895	7/17/2024	HUB	1,750	-	1,750
AUD	570,704	GBP	568,895	7/17/2024	HUB	1,809	-	1,809
AUD	570,765	GBP	568,895	7/17/2024	HUB	1,870	-	1,870
AUD	570,957	GBP	568,895	7/17/2024	HUB	2,062	-	2,062
AUD	571,088	GBP	568,895	7/17/2024	HUB	2,193	-	2,193
AUD	571,154	GBP	568,895	7/17/2024	HUB	2,259	-	2,259
AUD	571,545	GBP	568,895	7/17/2024	HUB	2,650	-	2,650
AUD	571,785	GBP	568,895	7/17/2024	HUB	2,890	-	2,890
AUD	572,083	GBP	568,895	7/17/2024	HUB	3,188	-	3,188
AUD	574,869	GBP	568,896	7/17/2024	HUB	5,973	-	5,973
AUD	633,538	GBP	632,106	7/17/2024	HUB	1,432	-	1,432
AUD	633,558	GBP	632,106	7/17/2024	HUB	1,452	-	1,452
AUD	633,832	GBP	632,106	7/17/2024	HUB	1,726	-	1,726
AUD	634,370	GBP	632,106	7/17/2024	HUB	2,264	-	2,264
AUD	634,556	GBP	632,106	7/17/2024	HUB	2,450	-	2,450
AUD	634,569	GBP	632,106	7/17/2024	HUB	2,463	-	2,463
AUD	634,927	GBP	632,106	7/17/2024	HUB	2,821	-	2,821
AUD	635,169	GBP	632,105	7/17/2024	HUB	3,064	-	3,064
AUD	635,248	GBP	632,106	7/17/2024	HUB	3,142	-	3,142
AUD	635,478	GBP	632,106	7/17/2024	HUB	3,372	-	3,372
AUD	635,684	GBP	632,106	7/17/2024	HUB	3,578	-	3,578
AUD	638,370	GBP	632,106	7/17/2024	HUB	6,264	-	6,264
AUD	638,565	GBP	632,105	7/17/2024	HUB	6,460	-	6,460
KRW	654,379	USD	654,696	7/17/2024	HUB	-	(317)	(317)
AUD	695,859	GBP	695,316	7/17/2024	HUB	543	-	543
AUD	697,920	GBP	695,317	7/17/2024	HUB	2,603	-	2,603
AUD	697,930	GBP	695,317	7/17/2024	HUB	2,613	-	2,613
AUD	698,722	GBP	695,316	7/17/2024	HUB	3,406	-	3,406
AUD	699,018	GBP	695,317	7/17/2024	HUB	3,701	-	3,701
AUD	699,080	GBP	695,316	7/17/2024	HUB	3,764	-	3,764
AUD	699,117	GBP	695,316	7/17/2024	HUB	3,801	-	3,801
AUD	760,362	GBP	758,527	7/17/2024	HUB	1,835	-	1,835
AUD	760,828	GBP	758,527	7/17/2024	HUB	2,301	-	2,301

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AUD	761,459	GBP	758,526	7/17/2024	HUB	$2,933	$-	$2,933
AUD	761,546	GBP	758,527	7/17/2024	HUB	3,019	-	3,019
AUD	761,832	GBP	758,527	7/17/2024	HUB	3,305	-	3,305
AUD	762,116	GBP	758,527	7/17/2024	HUB	3,589	-	3,589
AUD	824,166	GBP	821,738	7/17/2024	HUB	2,428	-	2,428
AUD	824,206	GBP	821,738	7/17/2024	HUB	2,468	-	2,468
AUD	824,206	GBP	821,737	7/17/2024	HUB	2,469	-	2,469
AUD	824,307	GBP	821,738	7/17/2024	HUB	2,569	-	2,569
AUD	824,425	GBP	821,737	7/17/2024	HUB	2,688	-	2,688
AUD	825,154	GBP	821,738	7/17/2024	HUB	3,416	-	3,416
AUD	825,560	GBP	821,738	7/17/2024	HUB	3,822	-	3,822
AUD	825,763	GBP	821,737	7/17/2024	HUB	4,026	-	4,026
AUD	826,274	GBP	821,737	7/17/2024	HUB	4,537	-	4,537
AUD	826,677	GBP	821,737	7/17/2024	HUB	4,940	-	4,940
AUD	826,887	GBP	821,738	7/17/2024	HUB	5,149	-	5,149
AUD	829,014	GBP	821,737	7/17/2024	HUB	7,277	-	7,277
AUD	887,473	GBP	884,948	7/17/2024	HUB	2,525	-	2,525
AUD	890,915	GBP	884,948	7/17/2024	HUB	5,967	-	5,967
AUD	954,648	GBP	948,158	7/17/2024	HUB	6,490	-	6,490
AUD	955,027	GBP	948,159	7/17/2024	HUB	6,868	-	6,868
AUD	1,017,953	GBP	1,011,369	7/17/2024	HUB	6,584	-	6,584
AUD	1,081,142	GBP	1,074,580	7/17/2024	HUB	6,562	-	6,562
AUD	1,081,964	GBP	1,074,580	7/17/2024	HUB	7,384	-	7,384
AUD	1,207,729	GBP	1,201,001	7/17/2024	HUB	6,728	-	6,728
AUD	1,208,416	GBP	1,201,001	7/17/2024	HUB	7,415	-	7,415
KRW	1,236,049	USD	1,234,553	7/17/2024	HUB	1,496	-	1,496
AUD	1,335,313	GBP	1,327,422	7/17/2024	HUB	7,891	-	7,891
AUD	1,335,559	GBP	1,327,422	7/17/2024	HUB	8,137	-	8,137
AUD	1,399,586	GBP	1,390,632	7/17/2024	HUB	8,954	-	8,954
AUD	1,592,605	GBP	1,580,264	7/17/2024	HUB	12,341	-	12,341
KRW	1,599,593	USD	1,596,285	7/17/2024	HUB	3,308	-	3,308
AUD	1,718,269	GBP	1,706,685	7/17/2024	HUB	11,584	-	11,584
AUD	4,254,998	GBP	4,235,108	7/17/2024	HUB	19,890	-	19,890
GBP	6,479,965	AUD	6,573,889	7/17/2024	HUB	-	(93,924)	(93,924)
AUD	8,008,830	GBP	7,964,532	7/17/2024	HUB	44,298	-	44,298
GBP	12,959,930	AUD	13,139,179	7/17/2024	HUB	-	(179,249)	(179,249)
GBP	13,004,804	AUD	13,190,448	7/17/2024	HUB	-	(185,644)	(185,644)
AUD	17,959,369	GBP	17,951,803	7/17/2024	HUB	7,566	-	7,566
AUD	18,917,691	GBP	18,899,961	7/17/2024	HUB	17,730	-	17,730
GBP	24,062,030	AUD	24,404,499	7/17/2024	HUB	-	(342,469)	(342,469)
GBP	25,919,858	AUD	26,286,703	7/17/2024	HUB	-	(366,845)	(366,845)
USD	15,759,742	KRW	15,486,967	7/17/2024	HUB	272,775	-	272,775
USD	3,523,666	KRW	3,490,021	7/17/2024	HUB	33,645	-	33,645
USD	3,428,555	KRW	3,417,312	7/17/2024	HUB	11,243	-	11,243
USD	2,905,958	KRW	2,887,724	7/17/2024	HUB	18,234	-	18,234
USD	2,266,721	KRW	2,253,972	7/17/2024	HUB	12,749	-	12,749
USD	1,902,769	KRW	1,890,428	7/17/2024	HUB	12,341	-	12,341
USD	1,839,725	KRW	1,817,719	7/17/2024	HUB	22,006	-	22,006
USD	1,718,825	KRW	1,726,833	7/17/2024	HUB	-	(8,008)	(8,008)
USD	1,687,331	KRW	1,672,302	7/17/2024	HUB	15,029	-	15,029
USD	1,681,963	KRW	1,672,302	7/17/2024	HUB	9,661	-	9,661
USD	1,619,305	KRW	1,599,593	7/17/2024	HUB	19,712	-	19,712
USD	1,610,299	KRW	1,599,593	7/17/2024	HUB	10,706	-	10,706
USD	1,500,407	KRW	1,485,712	7/17/2024	HUB	14,695	-	14,695
USD	1,465,672	KRW	1,472,352	7/17/2024	HUB	-	(6,680)	(6,680)
USD	1,482,738	KRW	1,467,233	7/17/2024	HUB	15,505	-	15,505
USD	1,462,726	KRW	1,454,175	7/17/2024	HUB	8,551	-	8,551
USD	1,455,519	KRW	1,454,175	7/17/2024	HUB	1,344	-	1,344
USD	1,395,151	KRW	1,381,467	7/17/2024	HUB	13,684	-	13,684

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,247,331	KRW	1,236,049	7/17/2024	HUB	$11,282	$-	$11,282
USD	1,243,972	KRW	1,236,049	7/17/2024	HUB	7,923	-	7,923
USD	1,171,320	KRW	1,163,340	7/17/2024	HUB	7,980	-	7,980
USD	1,173,881	KRW	1,163,340	7/17/2024	HUB	10,541	-	10,541
USD	1,171,740	KRW	1,163,340	7/17/2024	HUB	8,400	-	8,400
USD	1,102,773	KRW	1,090,631	7/17/2024	HUB	12,142	-	12,142
USD	1,100,521	KRW	1,090,631	7/17/2024	HUB	9,890	-	9,890
USD	1,019,388	KRW	1,017,923	7/17/2024	HUB	1,465	-	1,465
USD	1,024,733	KRW	1,017,923	7/17/2024	HUB	6,810	-	6,810
USD	1,017,805	KRW	1,017,923	7/17/2024	HUB	-	(118)	(118)
USD	1,018,345	KRW	1,017,923	7/17/2024	HUB	422	-	422
USD	955,707	KRW	945,214	7/17/2024	HUB	10,493	-	10,493
USD	809,263	KRW	799,796	7/17/2024	HUB	9,467	-	9,467
USD	805,094	KRW	799,796	7/17/2024	HUB	5,298	-	5,298
USD	804,440	KRW	799,796	7/17/2024	HUB	4,644	-	4,644
USD	800,279	KRW	799,796	7/17/2024	HUB	483	-	483
USD	726,634	KRW	727,088	7/17/2024	HUB	-	(454)	(454)
USD	662,681	KRW	654,379	7/17/2024	HUB	8,302	-	8,302
USD	658,270	KRW	654,379	7/17/2024	HUB	3,891	-	3,891
USD	658,689	KRW	654,379	7/17/2024	HUB	4,310	-	4,310
USD	587,570	KRW	581,670	7/17/2024	HUB	5,900	-	5,900
USD	582,199	KRW	581,670	7/17/2024	HUB	529	-	529
USD	514,237	KRW	508,961	7/17/2024	HUB	5,276	-	5,276
USD	434,771	KRW	436,253	7/17/2024	HUB	-	(1,482)	(1,482)
USD	435,248	KRW	436,253	7/17/2024	HUB	-	(1,005)	(1,005)
USD	435,235	KRW	436,253	7/17/2024	HUB	-	(1,018)	(1,018)
USD	434,832	KRW	436,253	7/17/2024	HUB	-	(1,421)	(1,421)
USD	434,773	KRW	436,253	7/17/2024	HUB	-	(1,480)	(1,480)
USD	434,945	KRW	436,253	7/17/2024	HUB	-	(1,308)	(1,308)
USD	436,720	KRW	436,253	7/17/2024	HUB	467	-	467
USD	436,149	KRW	436,253	7/17/2024	HUB	-	(104)	(104)
USD	435,493	KRW	436,253	7/17/2024	HUB	-	(760)	(760)
USD	435,181	KRW	436,253	7/17/2024	HUB	-	(1,072)	(1,072)
USD	435,438	KRW	436,253	7/17/2024	HUB	-	(815)	(815)
USD	435,243	KRW	436,253	7/17/2024	HUB	-	(1,010)	(1,010)
USD	434,966	KRW	436,253	7/17/2024	HUB	-	(1,287)	(1,287)
USD	434,969	KRW	436,253	7/17/2024	HUB	-	(1,284)	(1,284)
USD	435,029	KRW	436,253	7/17/2024	HUB	-	(1,224)	(1,224)
USD	362,666	KRW	363,544	7/17/2024	HUB	-	(878)	(878)
USD	362,693	KRW	363,544	7/17/2024	HUB	-	(851)	(851)
USD	362,734	KRW	363,544	7/17/2024	HUB	-	(810)	(810)
USD	362,644	KRW	363,544	7/17/2024	HUB	-	(900)	(900)
USD	362,415	KRW	363,544	7/17/2024	HUB	-	(1,129)	(1,129)
USD	362,507	KRW	363,544	7/17/2024	HUB	-	(1,037)	(1,037)
USD	367,910	KRW	363,544	7/17/2024	HUB	4,366	-	4,366
USD	363,021	KRW	363,544	7/17/2024	HUB	-	(523)	(523)
USD	362,225	KRW	363,544	7/17/2024	HUB	-	(1,319)	(1,319)
USD	362,361	KRW	363,544	7/17/2024	HUB	-	(1,183)	(1,183)
USD	363,856	KRW	363,544	7/17/2024	HUB	312	-	312
USD	363,004	KRW	363,544	7/17/2024	HUB	-	(540)	(540)
USD	362,719	KRW	363,544	7/17/2024	HUB	-	(825)	(825)
USD	363,069	KRW	363,544	7/17/2024	HUB	-	(475)	(475)
USD	362,634	KRW	363,544	7/17/2024	HUB	-	(910)	(910)
USD	362,354	KRW	363,544	7/17/2024	HUB	-	(1,190)	(1,190)
USD	362,421	KRW	363,544	7/17/2024	HUB	-	(1,123)	(1,123)
USD	362,421	KRW	363,544	7/17/2024	HUB	-	(1,123)	(1,123)
USD	290,005	KRW	290,835	7/17/2024	HUB	-	(830)	(830)
USD	290,095	KRW	290,835	7/17/2024	HUB	-	(740)	(740)
USD	290,209	KRW	290,835	7/17/2024	HUB	-	(626)	(626)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	289,914	KRW	290,835	7/17/2024	HUB	$-	$(921)	$(921)
USD	289,842	KRW	290,835	7/17/2024	HUB	-	(993)	(993)
USD	290,014	KRW	290,835	7/17/2024	HUB	-	(821)	(821)
USD	289,706	KRW	290,835	7/17/2024	HUB	-	(1,129)	(1,129)
USD	290,529	KRW	290,835	7/17/2024	HUB	-	(306)	(306)
USD	290,503	KRW	290,835	7/17/2024	HUB	-	(332)	(332)
USD	290,086	KRW	290,835	7/17/2024	HUB	-	(749)	(749)
USD	290,080	KRW	290,835	7/17/2024	HUB	-	(755)	(755)
USD	289,994	KRW	290,835	7/17/2024	HUB	-	(841)	(841)
USD	289,888	KRW	290,835	7/17/2024	HUB	-	(947)	(947)
USD	289,915	KRW	290,835	7/17/2024	HUB	-	(920)	(920)
USD	289,888	KRW	290,835	7/17/2024	HUB	-	(947)	(947)
USD	291,132	KRW	290,835	7/17/2024	HUB	297	-	297
USD	291,150	KRW	290,835	7/17/2024	HUB	315	-	315
USD	289,576	KRW	290,835	7/17/2024	HUB	-	(1,259)	(1,259)
USD	290,658	KRW	290,835	7/17/2024	HUB	-	(177)	(177)
USD	290,264	KRW	290,835	7/17/2024	HUB	-	(571)	(571)
USD	290,337	KRW	290,835	7/17/2024	HUB	-	(498)	(498)
USD	290,204	KRW	290,835	7/17/2024	HUB	-	(631)	(631)
USD	280,607	KRW	277,777	7/17/2024	HUB	2,830	-	2,830
USD	261,869	KRW	259,299	7/17/2024	HUB	2,570	-	2,570
USD	217,618	KRW	218,126	7/17/2024	HUB	-	(508)	(508)
USD	217,678	KRW	218,126	7/17/2024	HUB	-	(448)	(448)
USD	217,576	KRW	218,126	7/17/2024	HUB	-	(550)	(550)
USD	217,486	KRW	218,126	7/17/2024	HUB	-	(640)	(640)
USD	217,418	KRW	218,126	7/17/2024	HUB	-	(708)	(708)
USD	217,668	KRW	218,126	7/17/2024	HUB	-	(458)	(458)
USD	217,530	KRW	218,126	7/17/2024	HUB	-	(596)	(596)
USD	217,497	KRW	218,126	7/17/2024	HUB	-	(629)	(629)
USD	217,497	KRW	218,126	7/17/2024	HUB	-	(629)	(629)
USD	217,508	KRW	218,126	7/17/2024	HUB	-	(618)	(618)
USD	217,499	KRW	218,126	7/17/2024	HUB	-	(627)	(627)
USD	217,481	KRW	218,126	7/17/2024	HUB	-	(645)	(645)
USD	217,448	KRW	218,126	7/17/2024	HUB	-	(678)	(678)
USD	217,428	KRW	218,126	7/17/2024	HUB	-	(698)	(698)
USD	218,390	KRW	218,126	7/17/2024	HUB	264	-	264
USD	218,372	KRW	218,126	7/17/2024	HUB	246	-	246
USD	217,991	KRW	218,126	7/17/2024	HUB	-	(135)	(135)
USD	219,334	KRW	218,126	7/17/2024	HUB	1,208	-	1,208
USD	217,094	KRW	218,126	7/17/2024	HUB	-	(1,032)	(1,032)
USD	217,164	KRW	218,126	7/17/2024	HUB	-	(962)	(962)
USD	217,186	KRW	218,126	7/17/2024	HUB	-	(940)	(940)
USD	216,897	KRW	218,126	7/17/2024	HUB	-	(1,229)	(1,229)
USD	217,248	KRW	218,126	7/17/2024	HUB	-	(878)	(878)
USD	217,138	KRW	218,126	7/17/2024	HUB	-	(988)	(988)
USD	216,885	KRW	218,126	7/17/2024	HUB	-	(1,241)	(1,241)
USD	216,813	KRW	218,126	7/17/2024	HUB	-	(1,313)	(1,313)
USD	216,995	KRW	218,126	7/17/2024	HUB	-	(1,131)	(1,131)
USD	217,832	KRW	218,126	7/17/2024	HUB	-	(294)	(294)
USD	217,427	KRW	218,126	7/17/2024	HUB	-	(699)	(699)
USD	217,415	KRW	218,126	7/17/2024	HUB	-	(711)	(711)
USD	217,338	KRW	218,126	7/17/2024	HUB	-	(788)	(788)
USD	217,394	KRW	218,126	7/17/2024	HUB	-	(732)	(732)
USD	217,456	KRW	218,126	7/17/2024	HUB	-	(670)	(670)
USD	218,305	KRW	218,126	7/17/2024	HUB	179	-	179
USD	217,876	KRW	218,126	7/17/2024	HUB	-	(250)	(250)
USD	217,609	KRW	218,126	7/17/2024	HUB	-	(517)	(517)
USD	217,714	KRW	218,126	7/17/2024	HUB	-	(412)	(412)
USD	217,620	KRW	218,126	7/17/2024	HUB	-	(506)	(506)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	217,797	KRW	218,126	7/17/2024	HUB	$-	$(329)	$(329)
USD	217,782	KRW	218,126	7/17/2024	HUB	-	(344)	(344)
USD	217,447	KRW	218,126	7/17/2024	HUB	-	(679)	(679)
USD	217,482	KRW	218,126	7/17/2024	HUB	-	(644)	(644)
USD	217,519	KRW	218,126	7/17/2024	HUB	-	(607)	(607)
USD	145,154	KRW	145,418	7/17/2024	HUB	-	(264)	(264)
USD	145,084	KRW	145,418	7/17/2024	HUB	-	(334)	(334)
USD	145,080	KRW	145,418	7/17/2024	HUB	-	(338)	(338)
USD	145,087	KRW	145,418	7/17/2024	HUB	-	(331)	(331)
USD	145,146	KRW	145,418	7/17/2024	HUB	-	(272)	(272)
USD	145,031	KRW	145,418	7/17/2024	HUB	-	(387)	(387)
USD	145,040	KRW	145,418	7/17/2024	HUB	-	(378)	(378)
USD	145,080	KRW	145,418	7/17/2024	HUB	-	(338)	(338)
USD	144,927	KRW	145,418	7/17/2024	HUB	-	(491)	(491)
USD	145,643	KRW	145,418	7/17/2024	HUB	225	-	225
USD	145,634	KRW	145,418	7/17/2024	HUB	216	-	216
USD	145,574	KRW	145,418	7/17/2024	HUB	156	-	156
USD	145,790	KRW	145,418	7/17/2024	HUB	372	-	372
USD	145,726	KRW	145,418	7/17/2024	HUB	308	-	308
USD	145,653	KRW	145,418	7/17/2024	HUB	235	-	235
USD	145,614	KRW	145,418	7/17/2024	HUB	196	-	196
USD	145,541	KRW	145,418	7/17/2024	HUB	123	-	123
USD	146,972	KRW	145,418	7/17/2024	HUB	1,554	-	1,554
USD	146,966	KRW	145,418	7/17/2024	HUB	1,548	-	1,548
USD	145,471	KRW	145,418	7/17/2024	HUB	53	-	53
USD	145,593	KRW	145,418	7/17/2024	HUB	175	-	175
USD	145,600	KRW	145,418	7/17/2024	HUB	182	-	182
USD	145,656	KRW	145,418	7/17/2024	HUB	238	-	238
USD	145,342	KRW	145,418	7/17/2024	HUB	-	(76)	(76)
USD	145,384	KRW	145,418	7/17/2024	HUB	-	(34)	(34)
USD	145,332	KRW	145,418	7/17/2024	HUB	-	(86)	(86)
USD	145,562	KRW	145,418	7/17/2024	HUB	144	-	144
USD	145,566	KRW	145,418	7/17/2024	HUB	148	-	148
USD	145,594	KRW	145,418	7/17/2024	HUB	176	-	176
USD	145,570	KRW	145,418	7/17/2024	HUB	152	-	152
USD	145,553	KRW	145,418	7/17/2024	HUB	135	-	135
USD	145,697	KRW	145,418	7/17/2024	HUB	279	-	279
USD	144,789	KRW	145,418	7/17/2024	HUB	-	(629)	(629)
USD	144,812	KRW	145,418	7/17/2024	HUB	-	(606)	(606)
USD	144,777	KRW	145,418	7/17/2024	HUB	-	(641)	(641)
USD	144,743	KRW	145,418	7/17/2024	HUB	-	(675)	(675)
USD	145,266	KRW	145,418	7/17/2024	HUB	-	(152)	(152)
USD	144,922	KRW	145,418	7/17/2024	HUB	-	(496)	(496)
USD	144,942	KRW	145,418	7/17/2024	HUB	-	(476)	(476)
USD	144,937	KRW	145,418	7/17/2024	HUB	-	(481)	(481)
USD	145,573	KRW	145,418	7/17/2024	HUB	155	-	155
USD	145,559	KRW	145,418	7/17/2024	HUB	141	-	141
USD	145,435	KRW	145,418	7/17/2024	HUB	17	-	17
USD	145,005	KRW	145,418	7/17/2024	HUB	-	(413)	(413)
USD	144,890	KRW	145,418	7/17/2024	HUB	-	(528)	(528)
USD	72,831	KRW	72,709	7/17/2024	HUB	122	-	122
USD	72,799	KRW	72,709	7/17/2024	HUB	90	-	90
USD	72,807	KRW	72,709	7/17/2024	HUB	98	-	98
USD	72,732	KRW	72,709	7/17/2024	HUB	23	-	23
USD	72,826	KRW	72,709	7/17/2024	HUB	117	-	117
USD	72,803	KRW	72,709	7/17/2024	HUB	94	-	94
USD	72,843	KRW	72,709	7/17/2024	HUB	134	-	134
USD	72,826	KRW	72,709	7/17/2024	HUB	117	-	117
USD	72,666	KRW	72,709	7/17/2024	HUB	-	(43)	(43)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	72,785	KRW	72,709	7/17/2024	HUB	$76	$-	$76
USD	72,801	KRW	72,709	7/17/2024	HUB	92	-	92
USD	72,812	KRW	72,709	7/17/2024	HUB	103	-	103
USD	72,794	KRW	72,709	7/17/2024	HUB	85	-	85
USD	72,788	KRW	72,709	7/17/2024	HUB	79	-	79
USD	72,795	KRW	72,709	7/17/2024	HUB	86	-	86
USD	72,829	KRW	72,709	7/17/2024	HUB	120	-	120
USD	72,347	KRW	72,709	7/17/2024	HUB	-	(362)	(362)
USD	72,579	KRW	72,709	7/17/2024	HUB	-	(130)	(130)
USD	72,484	KRW	72,709	7/17/2024	HUB	-	(225)	(225)
USD	72,496	KRW	72,709	7/17/2024	HUB	-	(213)	(213)
USD	72,678	KRW	72,709	7/17/2024	HUB	-	(31)	(31)
USD	20,756	KRW	20,627	7/17/2024	HUB	129	-	129
PLN	308	USD	308	7/18/2024	HUB	-	-	-
JPY	535	USD	540	7/18/2024	HUB	-	(5)	(5)
JPY	826	USD	832	7/18/2024	HUB	-	(6)	(6)
PLN	893	USD	884	7/18/2024	HUB	9	-	9
PLN	1,061	USD	1,060	7/18/2024	HUB	1	-	1
JPY	1,093	USD	1,111	7/18/2024	HUB	-	(18)	(18)
GBP	1,352	USD	1,355	7/18/2024	HUB	-	(3)	(3)
JPY	1,515	USD	1,518	7/18/2024	HUB	-	(3)	(3)
JPY	1,990	USD	2,042	7/18/2024	HUB	-	(52)	(52)
JPY	2,740	USD	2,780	7/18/2024	HUB	-	(40)	(40)
JPY	3,205	USD	3,236	7/18/2024	HUB	-	(31)	(31)
JPY	3,886	USD	3,923	7/18/2024	HUB	-	(37)	(37)
JPY	4,290	USD	4,351	7/18/2024	HUB	-	(61)	(61)
AUD	5,057	USD	5,042	7/18/2024	HUB	15	-	15
JPY	5,981	USD	6,115	7/18/2024	HUB	-	(134)	(134)
JPY	6,248	USD	6,262	7/18/2024	HUB	-	(14)	(14)
JPY	6,473	USD	6,581	7/18/2024	HUB	-	(108)	(108)
JPY	6,569	USD	6,568	7/18/2024	HUB	1	-	1
JPY	7,023	USD	7,080	7/18/2024	HUB	-	(57)	(57)
JPY	7,217	USD	7,216	7/18/2024	HUB	1	-	1
JPY	7,490	USD	7,658	7/18/2024	HUB	-	(168)	(168)
JPY	8,210	USD	8,228	7/18/2024	HUB	-	(18)	(18)
JPY	9,602	USD	9,743	7/18/2024	HUB	-	(141)	(141)
AUD	10,045	USD	9,957	7/18/2024	HUB	88	-	88
PLN	10,521	USD	10,396	7/18/2024	HUB	125	-	125
JPY	12,283	USD	12,594	7/18/2024	HUB	-	(311)	(311)
PLN	12,545	USD	12,621	7/18/2024	HUB	-	(76)	(76)
JPY	13,423	USD	13,531	7/18/2024	HUB	-	(108)	(108)
AUD	15,732	USD	15,727	7/18/2024	HUB	5	-	5
AUD	17,225	USD	17,094	7/18/2024	HUB	131	-	131
JPY	17,526	USD	17,646	7/18/2024	HUB	-	(120)	(120)
JPY	18,638	USD	19,363	7/18/2024	HUB	-	(725)	(725)
JPY	19,070	USD	19,223	7/18/2024	HUB	-	(153)	(153)
AUD	22,390	USD	22,383	7/18/2024	HUB	7	-	7
AUD	28,263	USD	28,214	7/18/2024	HUB	49	-	49
CAD	33,978	USD	34,071	7/18/2024	HUB	-	(93)	(93)
CAD	55,529	USD	55,576	7/18/2024	HUB	-	(47)	(47)
AUD	135,292	USD	135,454	7/18/2024	HUB	-	(162)	(162)
EUR	27,244,989	USD	27,400,114	7/18/2024	HUB	-	(155,125)	(155,125)
EUR	29,699,299	USD	29,700,996	7/18/2024	HUB	-	(1,697)	(1,697)
USD	89,062,388	EUR	88,653,122	7/18/2024	HUB	409,266	-	409,266
USD	27,800,938	KRW	27,628,607	7/18/2024	HUB	172,331	-	172,331
USD	26,869,519	AUD	27,081,660	7/18/2024	HUB	-	(212,141)	(212,141)
USD	26,401,035	GBP	26,262,882	7/18/2024	HUB	138,153	-	138,153
USD	49,945	AUD	50,240	7/18/2024	HUB	-	(295)	(295)
USD	39,602	AUD	39,965	7/18/2024	HUB	-	(363)	(363)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	37,354	CAD	37,372	7/18/2024	HUB	$-	$(18)	$(18)
USD	25,100	PLN	24,650	7/18/2024	HUB	450	-	450
USD	23,875	CAD	23,865	7/18/2024	HUB	10	-	10
USD	19,444	AUD	19,493	7/18/2024	HUB	-	(49)	(49)
USD	18,144	CAD	18,249	7/18/2024	HUB	-	(105)	(105)
USD	16,549	PLN	16,204	7/18/2024	HUB	345	-	345
USD	15,295	PLN	15,415	7/18/2024	HUB	-	(120)	(120)
USD	11,412	JPY	11,158	7/18/2024	HUB	254	-	254
USD	10,693	JPY	10,455	7/18/2024	HUB	238	-	238
USD	10,130	PLN	10,126	7/18/2024	HUB	4	-	4
USD	8,462	AUD	8,550	7/18/2024	HUB	-	(88)	(88)
USD	6,956	PLN	6,986	7/18/2024	HUB	-	(30)	(30)
USD	5,010	CAD	5,010	7/18/2024	HUB	-	-	-
USD	4,598	PLN	4,610	7/18/2024	HUB	-	(12)	(12)
USD	3,763	AUD	3,804	7/18/2024	HUB	-	(41)	(41)
USD	3,776	PLN	3,782	7/18/2024	HUB	-	(6)	(6)
USD	1,929	AUD	1,933	7/18/2024	HUB	-	(4)	(4)
USD	798	JPY	792	7/18/2024	HUB	6	-	6
USD	603	PLN	608	7/18/2024	HUB	-	(5)	(5)
USD	527	PLN	525	7/18/2024	HUB	2	-	2
USD	175	GBP	175	7/18/2024	HUB	-	-	-
CNY	21,720,826	USD	22,136,332	7/22/2024	HUB	-	(415,506)	(415,506)
USD	19,340,114	CNY	18,980,028	7/22/2024	HUB	360,086	-	360,086
USD	2,792,717	CNY	2,740,798	7/22/2024	HUB	51,919	-	51,919
USD	6,941,330	PHP	6,867,067	7/23/2024	HUB	74,263	-	74,263
EUR	107,206	USD	108,895	7/24/2024	HUB	-	(1,689)	(1,689)
EUR	107,206	USD	108,992	7/24/2024	HUB	-	(1,786)	(1,786)
EUR	107,206	USD	108,895	7/24/2024	HUB	-	(1,689)	(1,689)
EUR	107,206	USD	109,147	7/24/2024	HUB	-	(1,941)	(1,941)
EUR	107,206	USD	109,155	7/24/2024	HUB	-	(1,949)	(1,949)
EUR	107,206	USD	109,089	7/24/2024	HUB	-	(1,883)	(1,883)
EUR	107,206	USD	109,111	7/24/2024	HUB	-	(1,905)	(1,905)
EUR	107,206	USD	109,126	7/24/2024	HUB	-	(1,920)	(1,920)
EUR	107,206	USD	108,985	7/24/2024	HUB	-	(1,779)	(1,779)
EUR	107,206	USD	109,025	7/24/2024	HUB	-	(1,819)	(1,819)
EUR	107,206	USD	109,048	7/24/2024	HUB	-	(1,842)	(1,842)
EUR	107,206	USD	109,033	7/24/2024	HUB	-	(1,827)	(1,827)
EUR	214,411	USD	218,041	7/24/2024	HUB	-	(3,630)	(3,630)
EUR	214,411	USD	218,061	7/24/2024	HUB	-	(3,650)	(3,650)
EUR	214,411	USD	218,047	7/24/2024	HUB	-	(3,636)	(3,636)
EUR	214,411	USD	217,841	7/24/2024	HUB	-	(3,430)	(3,430)
EUR	214,411	USD	217,787	7/24/2024	HUB	-	(3,376)	(3,376)
EUR	214,411	USD	217,856	7/24/2024	HUB	-	(3,445)	(3,445)
EUR	214,411	USD	217,738	7/24/2024	HUB	-	(3,327)	(3,327)
EUR	214,411	USD	218,202	7/24/2024	HUB	-	(3,791)	(3,791)
EUR	214,411	USD	218,086	7/24/2024	HUB	-	(3,675)	(3,675)
EUR	214,411	USD	218,143	7/24/2024	HUB	-	(3,732)	(3,732)
EUR	214,411	USD	218,150	7/24/2024	HUB	-	(3,739)	(3,739)
EUR	214,411	USD	218,041	7/24/2024	HUB	-	(3,630)	(3,630)
EUR	214,411	USD	218,000	7/24/2024	HUB	-	(3,589)	(3,589)
EUR	214,411	USD	217,986	7/24/2024	HUB	-	(3,575)	(3,575)
EUR	214,411	USD	217,980	7/24/2024	HUB	-	(3,569)	(3,569)
EUR	214,411	USD	218,048	7/24/2024	HUB	-	(3,637)	(3,637)
EUR	214,411	USD	218,030	7/24/2024	HUB	-	(3,619)	(3,619)
EUR	214,411	USD	217,916	7/24/2024	HUB	-	(3,505)	(3,505)
EUR	214,411	USD	217,903	7/24/2024	HUB	-	(3,492)	(3,492)
EUR	214,411	USD	217,961	7/24/2024	HUB	-	(3,550)	(3,550)
EUR	214,411	USD	217,956	7/24/2024	HUB	-	(3,545)	(3,545)
EUR	214,411	USD	217,896	7/24/2024	HUB	-	(3,485)	(3,485)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	214,411	USD	217,979	7/24/2024	HUB	$-	$(3,568)	$(3,568)
EUR	214,411	USD	218,069	7/24/2024	HUB	-	(3,658)	(3,658)
EUR	214,411	USD	217,980	7/24/2024	HUB	-	(3,569)	(3,569)
EUR	214,411	USD	217,936	7/24/2024	HUB	-	(3,525)	(3,525)
EUR	214,411	USD	218,000	7/24/2024	HUB	-	(3,589)	(3,589)
EUR	214,411	USD	217,946	7/24/2024	HUB	-	(3,535)	(3,535)
EUR	214,411	USD	217,978	7/24/2024	HUB	-	(3,567)	(3,567)
EUR	321,617	USD	326,780	7/24/2024	HUB	-	(5,163)	(5,163)
EUR	321,617	USD	327,237	7/24/2024	HUB	-	(5,620)	(5,620)
EUR	321,617	USD	327,379	7/24/2024	HUB	-	(5,762)	(5,762)
EUR	321,617	USD	326,708	7/24/2024	HUB	-	(5,091)	(5,091)
EUR	321,617	USD	326,736	7/24/2024	HUB	-	(5,119)	(5,119)
EUR	321,617	USD	326,772	7/24/2024	HUB	-	(5,155)	(5,155)
EUR	321,617	USD	327,305	7/24/2024	HUB	-	(5,688)	(5,688)
EUR	321,617	USD	327,315	7/24/2024	HUB	-	(5,698)	(5,698)
EUR	321,617	USD	327,208	7/24/2024	HUB	-	(5,591)	(5,591)
EUR	321,617	USD	327,500	7/24/2024	HUB	-	(5,883)	(5,883)
EUR	321,617	USD	327,064	7/24/2024	HUB	-	(5,447)	(5,447)
EUR	321,617	USD	327,262	7/24/2024	HUB	-	(5,645)	(5,645)
EUR	321,617	USD	327,246	7/24/2024	HUB	-	(5,629)	(5,629)
EUR	321,617	USD	326,987	7/24/2024	HUB	-	(5,370)	(5,370)
EUR	321,617	USD	327,310	7/24/2024	HUB	-	(5,693)	(5,693)
EUR	321,617	USD	327,382	7/24/2024	HUB	-	(5,765)	(5,765)
EUR	321,617	USD	327,318	7/24/2024	HUB	-	(5,701)	(5,701)
EUR	321,617	USD	327,298	7/24/2024	HUB	-	(5,681)	(5,681)
EUR	321,617	USD	327,327	7/24/2024	HUB	-	(5,710)	(5,710)
EUR	321,617	USD	327,215	7/24/2024	HUB	-	(5,598)	(5,598)
EUR	321,617	USD	327,111	7/24/2024	HUB	-	(5,494)	(5,494)
EUR	321,617	USD	327,044	7/24/2024	HUB	-	(5,427)	(5,427)
EUR	321,617	USD	326,948	7/24/2024	HUB	-	(5,331)	(5,331)
EUR	321,617	USD	326,954	7/24/2024	HUB	-	(5,337)	(5,337)
EUR	321,617	USD	326,921	7/24/2024	HUB	-	(5,304)	(5,304)
EUR	321,617	USD	326,972	7/24/2024	HUB	-	(5,355)	(5,355)
EUR	321,617	USD	326,908	7/24/2024	HUB	-	(5,291)	(5,291)
EUR	321,617	USD	326,904	7/24/2024	HUB	-	(5,287)	(5,287)
EUR	321,617	USD	326,832	7/24/2024	HUB	-	(5,215)	(5,215)
EUR	428,822	USD	435,639	7/24/2024	HUB	-	(6,817)	(6,817)
EUR	428,822	USD	436,255	7/24/2024	HUB	-	(7,433)	(7,433)
EUR	428,822	USD	436,267	7/24/2024	HUB	-	(7,445)	(7,445)
EUR	428,822	USD	436,173	7/24/2024	HUB	-	(7,351)	(7,351)
EUR	428,822	USD	436,418	7/24/2024	HUB	-	(7,596)	(7,596)
EUR	428,822	USD	436,232	7/24/2024	HUB	-	(7,410)	(7,410)
EUR	428,822	USD	436,468	7/24/2024	HUB	-	(7,646)	(7,646)
EUR	428,822	USD	436,300	7/24/2024	HUB	-	(7,478)	(7,478)
EUR	428,822	USD	436,167	7/24/2024	HUB	-	(7,345)	(7,345)
EUR	428,822	USD	436,128	7/24/2024	HUB	-	(7,306)	(7,306)
EUR	428,822	USD	432,734	7/24/2024	HUB	-	(3,912)	(3,912)
EUR	428,822	USD	432,800	7/24/2024	HUB	-	(3,978)	(3,978)
EUR	428,822	USD	436,122	7/24/2024	HUB	-	(7,300)	(7,300)
EUR	428,822	USD	436,161	7/24/2024	HUB	-	(7,339)	(7,339)
EUR	428,822	USD	436,422	7/24/2024	HUB	-	(7,600)	(7,600)
EUR	428,822	USD	436,549	7/24/2024	HUB	-	(7,727)	(7,727)
EUR	428,822	USD	436,461	7/24/2024	HUB	-	(7,639)	(7,639)
EUR	428,822	USD	436,399	7/24/2024	HUB	-	(7,577)	(7,577)
EUR	428,822	USD	436,682	7/24/2024	HUB	-	(7,860)	(7,860)
EUR	428,822	USD	436,383	7/24/2024	HUB	-	(7,561)	(7,561)
EUR	428,822	USD	436,477	7/24/2024	HUB	-	(7,655)	(7,655)
EUR	428,822	USD	435,863	7/24/2024	HUB	-	(7,041)	(7,041)
EUR	428,822	USD	435,932	7/24/2024	HUB	-	(7,110)	(7,110)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	428,822	USD	436,068	7/24/2024	HUB	$-	$(7,246)	$(7,246)
EUR	428,822	USD	436,096	7/24/2024	HUB	-	(7,274)	(7,274)
EUR	428,822	USD	435,820	7/24/2024	HUB	-	(6,998)	(6,998)
EUR	428,822	USD	435,872	7/24/2024	HUB	-	(7,050)	(7,050)
EUR	428,822	USD	436,189	7/24/2024	HUB	-	(7,367)	(7,367)
EUR	428,822	USD	436,236	7/24/2024	HUB	-	(7,414)	(7,414)
EUR	428,822	USD	436,196	7/24/2024	HUB	-	(7,374)	(7,374)
EUR	428,822	USD	436,235	7/24/2024	HUB	-	(7,413)	(7,413)
EUR	428,822	USD	436,172	7/24/2024	HUB	-	(7,350)	(7,350)
EUR	428,822	USD	436,145	7/24/2024	HUB	-	(7,323)	(7,323)
EUR	428,822	USD	436,041	7/24/2024	HUB	-	(7,219)	(7,219)
EUR	428,822	USD	435,876	7/24/2024	HUB	-	(7,054)	(7,054)
EUR	428,822	USD	435,932	7/24/2024	HUB	-	(7,110)	(7,110)
EUR	428,822	USD	435,977	7/24/2024	HUB	-	(7,155)	(7,155)
EUR	536,028	USD	545,368	7/24/2024	HUB	-	(9,340)	(9,340)
EUR	536,028	USD	545,163	7/24/2024	HUB	-	(9,135)	(9,135)
EUR	536,028	USD	545,693	7/24/2024	HUB	-	(9,665)	(9,665)
EUR	536,028	USD	545,176	7/24/2024	HUB	-	(9,148)	(9,148)
EUR	536,028	USD	545,376	7/24/2024	HUB	-	(9,348)	(9,348)
EUR	536,028	USD	545,336	7/24/2024	HUB	-	(9,308)	(9,308)
EUR	536,028	USD	538,532	7/24/2024	HUB	-	(2,504)	(2,504)
EUR	536,028	USD	545,555	7/24/2024	HUB	-	(9,527)	(9,527)
EUR	536,028	USD	545,974	7/24/2024	HUB	-	(9,946)	(9,946)
EUR	536,028	USD	545,587	7/24/2024	HUB	-	(9,559)	(9,559)
EUR	536,028	USD	544,889	7/24/2024	HUB	-	(8,861)	(8,861)
EUR	536,028	USD	544,978	7/24/2024	HUB	-	(8,950)	(8,950)
EUR	536,028	USD	544,539	7/24/2024	HUB	-	(8,511)	(8,511)
EUR	643,234	USD	653,353	7/24/2024	HUB	-	(10,119)	(10,119)
EUR	643,234	USD	654,525	7/24/2024	HUB	-	(11,291)	(11,291)
EUR	643,234	USD	653,509	7/24/2024	HUB	-	(10,275)	(10,275)
EUR	643,234	USD	654,105	7/24/2024	HUB	-	(10,871)	(10,871)
EUR	643,234	USD	654,719	7/24/2024	HUB	-	(11,485)	(11,485)
EUR	643,234	USD	654,852	7/24/2024	HUB	-	(11,618)	(11,618)
EUR	750,439	USD	763,483	7/24/2024	HUB	-	(13,044)	(13,044)
EUR	750,439	USD	763,940	7/24/2024	HUB	-	(13,501)	(13,501)
EUR	857,645	USD	871,022	7/24/2024	HUB	-	(13,377)	(13,377)
EUR	857,645	USD	872,576	7/24/2024	HUB	-	(14,931)	(14,931)
EUR	857,645	USD	860,506	7/24/2024	HUB	-	(2,861)	(2,861)
EUR	964,850	USD	974,190	7/24/2024	HUB	-	(9,340)	(9,340)
EUR	964,850	USD	974,052	7/24/2024	HUB	-	(9,202)	(9,202)
EUR	1,072,056	USD	1,082,410	7/24/2024	HUB	-	(10,354)	(10,354)
EUR	1,072,056	USD	1,082,283	7/24/2024	HUB	-	(10,227)	(10,227)
EUR	1,072,056	USD	1,082,908	7/24/2024	HUB	-	(10,852)	(10,852)
EUR	1,393,673	USD	1,407,826	7/24/2024	HUB	-	(14,153)	(14,153)
EUR	1,608,084	USD	1,624,785	7/24/2024	HUB	-	(16,701)	(16,701)
EUR	2,894,551	USD	2,940,456	7/24/2024	HUB	-	(45,905)	(45,905)
USD	78,536,927	EUR	77,815,791	7/24/2024	HUB	721,136	-	721,136
USD	54,108,107	EUR	53,618,277	7/24/2024	HUB	489,830	-	489,830
USD	24,491,691	EUR	24,335,672	7/24/2024	HUB	156,019	-	156,019
USD	24,436,621	EUR	24,335,672	7/24/2024	HUB	100,949	-	100,949
USD	16,889,212	EUR	16,677,211	7/24/2024	HUB	212,001	-	212,001
USD	15,007,058	EUR	15,008,784	7/24/2024	HUB	-	(1,726)	(1,726)
USD	13,114,053	EUR	13,079,083	7/24/2024	HUB	34,970	-	34,970
USD	11,927,392	EUR	11,899,822	7/24/2024	HUB	27,570	-	27,570
USD	12,012,653	EUR	11,899,822	7/24/2024	HUB	112,831	-	112,831
USD	10,619,873	EUR	10,613,355	7/24/2024	HUB	6,518	-	6,518
USD	10,598,486	EUR	10,613,355	7/24/2024	HUB	-	(14,869)	(14,869)
USD	10,387,012	EUR	10,398,943	7/24/2024	HUB	-	(11,931)	(11,931)
USD	6,556,662	EUR	6,539,542	7/24/2024	HUB	17,120	-	17,120

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	4,241,824	EUR	4,181,018	7/24/2024	HUB	$60,806	$-	$60,806
USD	3,106,873	EUR	3,108,962	7/24/2024	HUB	-	(2,089)	(2,089)
USD	1,133,106	EUR	1,118,919	7/24/2024	HUB	14,187	-	14,187
BRL	124,764	USD	128,794	8/2/2024	HUB	-	(4,030)	(4,030)
BRL	124,764	USD	128,617	8/2/2024	HUB	-	(3,853)	(3,853)
BRL	142,587	USD	146,727	8/2/2024	HUB	-	(4,140)	(4,140)
BRL	142,587	USD	146,850	8/2/2024	HUB	-	(4,263)	(4,263)
BRL	160,411	USD	165,348	8/2/2024	HUB	-	(4,937)	(4,937)
BRL	160,411	USD	165,531	8/2/2024	HUB	-	(5,120)	(5,120)
BRL	160,411	USD	165,277	8/2/2024	HUB	-	(4,866)	(4,866)
BRL	178,234	USD	183,703	8/2/2024	HUB	-	(5,469)	(5,469)
BRL	178,234	USD	183,856	8/2/2024	HUB	-	(5,622)	(5,622)
BRL	231,704	USD	238,891	8/2/2024	HUB	-	(7,187)	(7,187)
BRL	231,704	USD	238,698	8/2/2024	HUB	-	(6,994)	(6,994)
BRL	249,528	USD	257,292	8/2/2024	HUB	-	(7,764)	(7,764)
BRL	320,821	USD	330,961	8/2/2024	HUB	-	(10,140)	(10,140)
USD	71,938,501	KRW	71,607,903	8/2/2024	HUB	330,598	-	330,598
USD	11,449,215	BRL	11,077,247	8/2/2024	HUB	371,968	-	371,968
USD	11,435,101	BRL	11,077,247	8/2/2024	HUB	357,854	-	357,854
USD	11,455,419	BRL	11,077,247	8/2/2024	HUB	378,172	-	378,172
USD	11,443,481	BRL	11,077,247	8/2/2024	HUB	366,234	-	366,234
USD	11,400,233	BRL	11,072,791	8/2/2024	HUB	327,442	-	327,442
USD	11,468,758	BRL	11,072,791	8/2/2024	HUB	395,967	-	395,967
USD	11,432,815	BRL	11,072,791	8/2/2024	HUB	360,024	-	360,024
USD	11,445,073	BRL	11,072,791	8/2/2024	HUB	372,282	-	372,282
USD	10,827,597	BRL	10,247,466	8/2/2024	HUB	580,131	-	580,131
USD	7,900,450	BRL	7,468,999	8/2/2024	HUB	431,451	-	431,451
USD	3,008,765	BRL	2,887,392	8/2/2024	HUB	121,373	-	121,373
USD	1,743,190	BRL	1,693,224	8/2/2024	HUB	49,966	-	49,966
USD	1,541,055	BRL	1,514,989	8/2/2024	HUB	26,066	-	26,066
USD	1,520,912	BRL	1,497,166	8/2/2024	HUB	23,746	-	23,746
USD	1,437,685	BRL	1,425,872	8/2/2024	HUB	11,813	-	11,813
USD	1,325,690	BRL	1,318,932	8/2/2024	HUB	6,758	-	6,758
USD	1,255,546	BRL	1,247,638	8/2/2024	HUB	7,908	-	7,908
USD	1,137,248	BRL	1,122,875	8/2/2024	HUB	14,373	-	14,373
USD	1,140,354	BRL	1,122,875	8/2/2024	HUB	17,479	-	17,479
USD	942,755	BRL	926,817	8/2/2024	HUB	15,938	-	15,938
USD	883,408	BRL	873,347	8/2/2024	HUB	10,061	-	10,061
USD	829,846	BRL	819,877	8/2/2024	HUB	9,969	-	9,969
USD	823,743	BRL	819,877	8/2/2024	HUB	3,866	-	3,866
USD	757,155	BRL	748,583	8/2/2024	HUB	8,572	-	8,572
USD	758,666	BRL	748,583	8/2/2024	HUB	10,083	-	10,083
USD	666,152	BRL	659,466	8/2/2024	HUB	6,686	-	6,686
USD	662,258	BRL	641,643	8/2/2024	HUB	20,615	-	20,615
USD	612,383	BRL	605,996	8/2/2024	HUB	6,387	-	6,387
USD	540,402	BRL	534,702	8/2/2024	HUB	5,700	-	5,700
USD	522,193	BRL	516,879	8/2/2024	HUB	5,314	-	5,314
USD	504,241	BRL	499,055	8/2/2024	HUB	5,186	-	5,186
USD	486,499	BRL	481,232	8/2/2024	HUB	5,267	-	5,267
USD	497,322	BRL	481,232	8/2/2024	HUB	16,090	-	16,090
USD	465,025	BRL	463,409	8/2/2024	HUB	1,616	-	1,616
USD	451,475	BRL	445,585	8/2/2024	HUB	5,890	-	5,890
USD	450,296	BRL	427,762	8/2/2024	HUB	22,534	-	22,534
USD	445,736	BRL	427,762	8/2/2024	HUB	17,974	-	17,974
USD	432,316	BRL	427,762	8/2/2024	HUB	4,554	-	4,554
USD	441,612	BRL	427,762	8/2/2024	HUB	13,850	-	13,850
USD	425,967	BRL	409,938	8/2/2024	HUB	16,029	-	16,029
USD	414,414	BRL	409,938	8/2/2024	HUB	4,476	-	4,476
USD	423,845	BRL	409,938	8/2/2024	HUB	13,907	-	13,907

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	409,746	BRL	392,115	8/2/2024	HUB	$17,631	$-	$17,631
USD	371,875	BRL	356,468	8/2/2024	HUB	15,407	-	15,407
USD	343,795	BRL	338,645	8/2/2024	HUB	5,150	-	5,150
USD	350,024	BRL	338,645	8/2/2024	HUB	11,379	-	11,379
USD	293,955	BRL	285,174	8/2/2024	HUB	8,781	-	8,781
USD	278,452	BRL	267,351	8/2/2024	HUB	11,101	-	11,101
USD	268,231	BRL	267,351	8/2/2024	HUB	880	-	880
USD	274,429	BRL	267,351	8/2/2024	HUB	7,078	-	7,078
USD	260,636	BRL	249,528	8/2/2024	HUB	11,108	-	11,108
USD	253,348	BRL	249,528	8/2/2024	HUB	3,820	-	3,820
USD	257,803	BRL	249,528	8/2/2024	HUB	8,275	-	8,275
USD	257,551	BRL	249,528	8/2/2024	HUB	8,023	-	8,023
USD	241,273	BRL	231,704	8/2/2024	HUB	9,569	-	9,569
USD	239,165	BRL	231,704	8/2/2024	HUB	7,461	-	7,461
USD	220,684	BRL	213,881	8/2/2024	HUB	6,803	-	6,803
USD	220,718	BRL	213,881	8/2/2024	HUB	6,837	-	6,837
USD	220,925	BRL	213,881	8/2/2024	HUB	7,044	-	7,044
USD	220,770	BRL	213,881	8/2/2024	HUB	6,889	-	6,889
USD	201,686	BRL	196,057	8/2/2024	HUB	5,629	-	5,629
USD	202,181	BRL	196,057	8/2/2024	HUB	6,124	-	6,124
USD	202,354	BRL	196,057	8/2/2024	HUB	6,297	-	6,297
USD	202,399	BRL	196,057	8/2/2024	HUB	6,342	-	6,342
USD	202,659	BRL	196,057	8/2/2024	HUB	6,602	-	6,602
USD	203,207	BRL	196,057	8/2/2024	HUB	7,150	-	7,150
USD	203,188	BRL	196,057	8/2/2024	HUB	7,131	-	7,131
USD	183,375	BRL	178,234	8/2/2024	HUB	5,141	-	5,141
USD	187,780	BRL	178,234	8/2/2024	HUB	9,546	-	9,546
USD	188,288	BRL	178,234	8/2/2024	HUB	10,054	-	10,054
USD	183,908	BRL	178,234	8/2/2024	HUB	5,674	-	5,674
USD	184,131	BRL	178,234	8/2/2024	HUB	5,897	-	5,897
USD	185,001	BRL	178,234	8/2/2024	HUB	6,767	-	6,767
USD	184,788	BRL	178,234	8/2/2024	HUB	6,554	-	6,554
USD	183,978	BRL	178,234	8/2/2024	HUB	5,744	-	5,744
USD	184,023	BRL	178,234	8/2/2024	HUB	5,789	-	5,789
USD	184,858	BRL	178,234	8/2/2024	HUB	6,624	-	6,624
USD	164,959	BRL	160,411	8/2/2024	HUB	4,548	-	4,548
USD	164,345	BRL	160,411	8/2/2024	HUB	3,934	-	3,934
USD	164,386	BRL	160,411	8/2/2024	HUB	3,975	-	3,975
USD	164,270	BRL	160,411	8/2/2024	HUB	3,859	-	3,859
USD	164,387	BRL	160,411	8/2/2024	HUB	3,976	-	3,976
USD	167,631	BRL	160,411	8/2/2024	HUB	7,220	-	7,220
USD	165,515	BRL	160,411	8/2/2024	HUB	5,104	-	5,104
USD	165,426	BRL	160,411	8/2/2024	HUB	5,015	-	5,015
USD	165,712	BRL	160,411	8/2/2024	HUB	5,301	-	5,301
USD	169,367	BRL	160,411	8/2/2024	HUB	8,956	-	8,956
USD	169,283	BRL	160,411	8/2/2024	HUB	8,872	-	8,872
USD	165,467	BRL	160,411	8/2/2024	HUB	5,056	-	5,056
USD	165,642	BRL	160,411	8/2/2024	HUB	5,231	-	5,231
USD	165,695	BRL	160,411	8/2/2024	HUB	5,284	-	5,284
USD	165,630	BRL	160,411	8/2/2024	HUB	5,219	-	5,219
USD	165,630	BRL	160,411	8/2/2024	HUB	5,219	-	5,219
USD	166,129	BRL	160,411	8/2/2024	HUB	5,718	-	5,718
USD	166,017	BRL	160,411	8/2/2024	HUB	5,606	-	5,606
USD	166,320	BRL	160,411	8/2/2024	HUB	5,909	-	5,909
USD	146,716	BRL	142,587	8/2/2024	HUB	4,129	-	4,129
USD	146,386	BRL	142,587	8/2/2024	HUB	3,799	-	3,799
USD	146,327	BRL	142,587	8/2/2024	HUB	3,740	-	3,740
USD	146,148	BRL	142,587	8/2/2024	HUB	3,561	-	3,561
USD	146,030	BRL	142,587	8/2/2024	HUB	3,443	-	3,443

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	146,505	BRL	142,587	8/2/2024	HUB	$3,918	$-	$3,918
USD	146,568	BRL	142,587	8/2/2024	HUB	3,981	-	3,981
USD	150,686	BRL	142,587	8/2/2024	HUB	8,099	-	8,099
USD	150,696	BRL	142,587	8/2/2024	HUB	8,109	-	8,109
USD	150,654	BRL	142,587	8/2/2024	HUB	8,067	-	8,067
USD	150,634	BRL	142,587	8/2/2024	HUB	8,047	-	8,047
USD	150,507	BRL	142,587	8/2/2024	HUB	7,920	-	7,920
USD	150,608	BRL	142,587	8/2/2024	HUB	8,021	-	8,021
USD	150,429	BRL	142,587	8/2/2024	HUB	7,842	-	7,842
USD	150,917	BRL	142,587	8/2/2024	HUB	8,330	-	8,330
USD	150,296	BRL	142,587	8/2/2024	HUB	7,709	-	7,709
USD	150,671	BRL	142,587	8/2/2024	HUB	8,084	-	8,084
USD	147,246	BRL	142,587	8/2/2024	HUB	4,659	-	4,659
USD	147,145	BRL	142,587	8/2/2024	HUB	4,558	-	4,558
USD	147,140	BRL	142,587	8/2/2024	HUB	4,553	-	4,553
USD	147,289	BRL	142,587	8/2/2024	HUB	4,702	-	4,702
USD	148,131	BRL	142,587	8/2/2024	HUB	5,544	-	5,544
USD	150,391	BRL	142,587	8/2/2024	HUB	7,804	-	7,804
USD	150,530	BRL	142,587	8/2/2024	HUB	7,943	-	7,943
USD	150,573	BRL	142,587	8/2/2024	HUB	7,986	-	7,986
USD	150,603	BRL	142,587	8/2/2024	HUB	8,016	-	8,016
USD	150,402	BRL	142,587	8/2/2024	HUB	7,815	-	7,815
USD	150,356	BRL	142,587	8/2/2024	HUB	7,769	-	7,769
USD	150,343	BRL	142,587	8/2/2024	HUB	7,756	-	7,756
USD	147,330	BRL	142,587	8/2/2024	HUB	4,743	-	4,743
USD	147,340	BRL	142,587	8/2/2024	HUB	4,753	-	4,753
USD	147,329	BRL	142,587	8/2/2024	HUB	4,742	-	4,742
USD	147,240	BRL	142,587	8/2/2024	HUB	4,653	-	4,653
USD	147,547	BRL	142,587	8/2/2024	HUB	4,960	-	4,960
USD	147,929	BRL	142,587	8/2/2024	HUB	5,342	-	5,342
USD	147,883	BRL	142,587	8/2/2024	HUB	5,296	-	5,296
USD	147,882	BRL	142,587	8/2/2024	HUB	5,295	-	5,295
USD	147,861	BRL	142,587	8/2/2024	HUB	5,274	-	5,274
USD	147,837	BRL	142,587	8/2/2024	HUB	5,250	-	5,250
USD	128,459	BRL	124,764	8/2/2024	HUB	3,695	-	3,695
USD	128,321	BRL	124,764	8/2/2024	HUB	3,557	-	3,557
USD	127,684	BRL	124,764	8/2/2024	HUB	2,920	-	2,920
USD	127,728	BRL	124,764	8/2/2024	HUB	2,964	-	2,964
USD	127,798	BRL	124,764	8/2/2024	HUB	3,034	-	3,034
USD	127,772	BRL	124,764	8/2/2024	HUB	3,008	-	3,008
USD	128,086	BRL	124,764	8/2/2024	HUB	3,322	-	3,322
USD	128,150	BRL	124,764	8/2/2024	HUB	3,386	-	3,386
USD	128,217	BRL	124,764	8/2/2024	HUB	3,453	-	3,453
USD	131,725	BRL	124,764	8/2/2024	HUB	6,961	-	6,961
USD	131,739	BRL	124,764	8/2/2024	HUB	6,975	-	6,975
USD	131,800	BRL	124,764	8/2/2024	HUB	7,036	-	7,036
USD	131,803	BRL	124,764	8/2/2024	HUB	7,039	-	7,039
USD	132,028	BRL	124,764	8/2/2024	HUB	7,264	-	7,264
USD	131,890	BRL	124,764	8/2/2024	HUB	7,126	-	7,126
USD	131,548	BRL	124,764	8/2/2024	HUB	6,784	-	6,784
USD	132,110	BRL	124,764	8/2/2024	HUB	7,346	-	7,346
USD	131,980	BRL	124,764	8/2/2024	HUB	7,216	-	7,216
USD	132,252	BRL	124,764	8/2/2024	HUB	7,488	-	7,488
USD	131,852	BRL	124,764	8/2/2024	HUB	7,088	-	7,088
USD	131,802	BRL	124,764	8/2/2024	HUB	7,038	-	7,038
USD	128,712	BRL	124,764	8/2/2024	HUB	3,948	-	3,948
USD	128,814	BRL	124,764	8/2/2024	HUB	4,050	-	4,050
USD	129,758	BRL	124,764	8/2/2024	HUB	4,994	-	4,994
USD	131,693	BRL	124,764	8/2/2024	HUB	6,929	-	6,929

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	131,704	BRL	124,764	8/2/2024	HUB	$6,940	$-	$6,940
USD	131,691	BRL	124,764	8/2/2024	HUB	6,927	-	6,927
USD	131,697	BRL	124,764	8/2/2024	HUB	6,933	-	6,933
USD	131,820	BRL	124,764	8/2/2024	HUB	7,056	-	7,056
USD	131,767	BRL	124,764	8/2/2024	HUB	7,003	-	7,003
USD	131,594	BRL	124,764	8/2/2024	HUB	6,830	-	6,830
USD	131,802	BRL	124,764	8/2/2024	HUB	7,038	-	7,038
USD	131,591	BRL	124,764	8/2/2024	HUB	6,827	-	6,827
USD	131,566	BRL	124,764	8/2/2024	HUB	6,802	-	6,802
USD	131,471	BRL	124,764	8/2/2024	HUB	6,707	-	6,707
USD	131,564	BRL	124,764	8/2/2024	HUB	6,800	-	6,800
USD	131,551	BRL	124,764	8/2/2024	HUB	6,787	-	6,787
USD	131,528	BRL	124,764	8/2/2024	HUB	6,764	-	6,764
USD	131,546	BRL	124,764	8/2/2024	HUB	6,782	-	6,782
USD	128,798	BRL	124,764	8/2/2024	HUB	4,034	-	4,034
USD	129,044	BRL	124,764	8/2/2024	HUB	4,280	-	4,280
USD	128,828	BRL	124,764	8/2/2024	HUB	4,064	-	4,064
USD	129,078	BRL	124,764	8/2/2024	HUB	4,314	-	4,314
USD	129,144	BRL	124,764	8/2/2024	HUB	4,380	-	4,380
USD	129,173	BRL	124,764	8/2/2024	HUB	4,409	-	4,409
USD	129,146	BRL	124,764	8/2/2024	HUB	4,382	-	4,382
USD	129,219	BRL	124,764	8/2/2024	HUB	4,455	-	4,455
USD	129,077	BRL	124,764	8/2/2024	HUB	4,313	-	4,313
USD	128,168	BRL	124,764	8/2/2024	HUB	3,404	-	3,404
USD	128,105	BRL	124,764	8/2/2024	HUB	3,341	-	3,341
USD	128,081	BRL	124,764	8/2/2024	HUB	3,317	-	3,317
USD	131,915	BRL	124,764	8/2/2024	HUB	7,151	-	7,151
USD	129,381	BRL	124,764	8/2/2024	HUB	4,617	-	4,617
USD	129,324	BRL	124,764	8/2/2024	HUB	4,560	-	4,560
USD	128,886	BRL	124,764	8/2/2024	HUB	4,122	-	4,122
USD	128,841	BRL	124,764	8/2/2024	HUB	4,077	-	4,077
USD	109,984	BRL	106,940	8/2/2024	HUB	3,044	-	3,044
USD	109,741	BRL	106,940	8/2/2024	HUB	2,801	-	2,801
USD	109,793	BRL	106,940	8/2/2024	HUB	2,853	-	2,853
USD	109,537	BRL	106,940	8/2/2024	HUB	2,597	-	2,597
USD	109,509	BRL	106,940	8/2/2024	HUB	2,569	-	2,569
USD	109,509	BRL	106,940	8/2/2024	HUB	2,569	-	2,569
USD	109,597	BRL	106,940	8/2/2024	HUB	2,657	-	2,657
USD	109,597	BRL	106,940	8/2/2024	HUB	2,657	-	2,657
USD	109,722	BRL	106,940	8/2/2024	HUB	2,782	-	2,782
USD	112,738	BRL	106,940	8/2/2024	HUB	5,798	-	5,798
USD	112,731	BRL	106,940	8/2/2024	HUB	5,791	-	5,791
USD	112,907	BRL	106,940	8/2/2024	HUB	5,967	-	5,967
USD	112,958	BRL	106,940	8/2/2024	HUB	6,018	-	6,018
USD	112,678	BRL	106,940	8/2/2024	HUB	5,738	-	5,738
USD	112,797	BRL	106,940	8/2/2024	HUB	5,857	-	5,857
USD	112,900	BRL	106,940	8/2/2024	HUB	5,960	-	5,960
USD	113,062	BRL	106,940	8/2/2024	HUB	6,122	-	6,122
USD	112,879	BRL	106,940	8/2/2024	HUB	5,939	-	5,939
USD	112,998	BRL	106,940	8/2/2024	HUB	6,058	-	6,058
USD	112,869	BRL	106,940	8/2/2024	HUB	5,929	-	5,929
USD	112,926	BRL	106,940	8/2/2024	HUB	5,986	-	5,986
USD	112,773	BRL	106,940	8/2/2024	HUB	5,833	-	5,833
USD	112,884	BRL	106,940	8/2/2024	HUB	5,944	-	5,944
USD	113,256	BRL	106,940	8/2/2024	HUB	6,316	-	6,316
USD	113,201	BRL	106,940	8/2/2024	HUB	6,261	-	6,261
USD	113,193	BRL	106,940	8/2/2024	HUB	6,253	-	6,253
USD	113,417	BRL	106,940	8/2/2024	HUB	6,477	-	6,477
USD	113,351	BRL	106,940	8/2/2024	HUB	6,411	-	6,411

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	113,425	BRL	106,940	8/2/2024	HUB	$6,485	$-	$6,485
USD	112,807	BRL	106,940	8/2/2024	HUB	5,867	-	5,867
USD	112,695	BRL	106,940	8/2/2024	HUB	5,755	-	5,755
USD	112,780	BRL	106,940	8/2/2024	HUB	5,840	-	5,840
USD	113,060	BRL	106,940	8/2/2024	HUB	6,120	-	6,120
USD	113,041	BRL	106,940	8/2/2024	HUB	6,101	-	6,101
USD	112,943	BRL	106,940	8/2/2024	HUB	6,003	-	6,003
USD	110,601	BRL	106,940	8/2/2024	HUB	3,661	-	3,661
USD	110,399	BRL	106,940	8/2/2024	HUB	3,459	-	3,459
USD	110,720	BRL	106,940	8/2/2024	HUB	3,780	-	3,780
USD	110,876	BRL	106,940	8/2/2024	HUB	3,936	-	3,936
USD	111,167	BRL	106,940	8/2/2024	HUB	4,227	-	4,227
USD	110,903	BRL	106,940	8/2/2024	HUB	3,963	-	3,963
USD	112,920	BRL	106,940	8/2/2024	HUB	5,980	-	5,980
USD	112,866	BRL	106,940	8/2/2024	HUB	5,926	-	5,926
USD	112,912	BRL	106,940	8/2/2024	HUB	5,972	-	5,972
USD	112,836	BRL	106,940	8/2/2024	HUB	5,896	-	5,896
USD	112,847	BRL	106,940	8/2/2024	HUB	5,907	-	5,907
USD	112,852	BRL	106,940	8/2/2024	HUB	5,912	-	5,912
USD	112,834	BRL	106,940	8/2/2024	HUB	5,894	-	5,894
USD	112,843	BRL	106,940	8/2/2024	HUB	5,903	-	5,903
USD	112,890	BRL	106,940	8/2/2024	HUB	5,950	-	5,950
USD	112,943	BRL	106,940	8/2/2024	HUB	6,003	-	6,003
USD	112,964	BRL	106,940	8/2/2024	HUB	6,024	-	6,024
USD	112,819	BRL	106,940	8/2/2024	HUB	5,879	-	5,879
USD	112,929	BRL	106,940	8/2/2024	HUB	5,989	-	5,989
USD	112,800	BRL	106,940	8/2/2024	HUB	5,860	-	5,860
USD	112,776	BRL	106,940	8/2/2024	HUB	5,836	-	5,836
USD	112,722	BRL	106,940	8/2/2024	HUB	5,782	-	5,782
USD	112,768	BRL	106,940	8/2/2024	HUB	5,828	-	5,828
USD	112,722	BRL	106,940	8/2/2024	HUB	5,782	-	5,782
USD	112,722	BRL	106,940	8/2/2024	HUB	5,782	-	5,782
USD	112,741	BRL	106,940	8/2/2024	HUB	5,801	-	5,801
USD	112,764	BRL	106,940	8/2/2024	HUB	5,824	-	5,824
USD	110,420	BRL	106,940	8/2/2024	HUB	3,480	-	3,480
USD	110,379	BRL	106,940	8/2/2024	HUB	3,439	-	3,439
USD	110,570	BRL	106,940	8/2/2024	HUB	3,630	-	3,630
USD	109,757	BRL	106,940	8/2/2024	HUB	2,817	-	2,817
USD	109,960	BRL	106,940	8/2/2024	HUB	3,020	-	3,020
USD	113,045	BRL	106,940	8/2/2024	HUB	6,105	-	6,105
USD	113,200	BRL	106,940	8/2/2024	HUB	6,260	-	6,260
USD	113,132	BRL	106,940	8/2/2024	HUB	6,192	-	6,192
USD	113,057	BRL	106,940	8/2/2024	HUB	6,117	-	6,117
USD	113,088	BRL	106,940	8/2/2024	HUB	6,148	-	6,148
USD	110,907	BRL	106,940	8/2/2024	HUB	3,967	-	3,967
USD	110,795	BRL	106,940	8/2/2024	HUB	3,855	-	3,855
USD	110,912	BRL	106,940	8/2/2024	HUB	3,972	-	3,972
USD	110,490	BRL	106,940	8/2/2024	HUB	3,550	-	3,550
USD	91,611	BRL	89,117	8/2/2024	HUB	2,494	-	2,494
USD	91,663	BRL	89,117	8/2/2024	HUB	2,546	-	2,546
USD	91,515	BRL	89,117	8/2/2024	HUB	2,398	-	2,398
USD	91,516	BRL	89,117	8/2/2024	HUB	2,399	-	2,399
USD	91,544	BRL	89,117	8/2/2024	HUB	2,427	-	2,427
USD	91,433	BRL	89,117	8/2/2024	HUB	2,316	-	2,316
USD	91,330	BRL	89,117	8/2/2024	HUB	2,213	-	2,213
USD	91,342	BRL	89,117	8/2/2024	HUB	2,225	-	2,225
USD	91,547	BRL	89,117	8/2/2024	HUB	2,430	-	2,430
USD	91,342	BRL	89,117	8/2/2024	HUB	2,225	-	2,225
USD	91,333	BRL	89,117	8/2/2024	HUB	2,216	-	2,216

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	91,367	BRL	89,117	8/2/2024	HUB	$2,250	$-	$2,250
USD	91,439	BRL	89,117	8/2/2024	HUB	2,322	-	2,322
USD	93,967	BRL	89,117	8/2/2024	HUB	4,850	-	4,850
USD	93,938	BRL	89,117	8/2/2024	HUB	4,821	-	4,821
USD	93,979	BRL	89,117	8/2/2024	HUB	4,862	-	4,862
USD	94,071	BRL	89,117	8/2/2024	HUB	4,954	-	4,954
USD	94,113	BRL	89,117	8/2/2024	HUB	4,996	-	4,996
USD	94,109	BRL	89,117	8/2/2024	HUB	4,992	-	4,992
USD	94,007	BRL	89,117	8/2/2024	HUB	4,890	-	4,890
USD	93,974	BRL	89,117	8/2/2024	HUB	4,857	-	4,857
USD	93,978	BRL	89,117	8/2/2024	HUB	4,861	-	4,861
USD	93,967	BRL	89,117	8/2/2024	HUB	4,850	-	4,850
USD	94,226	BRL	89,117	8/2/2024	HUB	5,109	-	5,109
USD	93,906	BRL	89,117	8/2/2024	HUB	4,789	-	4,789
USD	94,068	BRL	89,117	8/2/2024	HUB	4,951	-	4,951
USD	94,029	BRL	89,117	8/2/2024	HUB	4,912	-	4,912
USD	94,069	BRL	89,117	8/2/2024	HUB	4,952	-	4,952
USD	94,480	BRL	89,117	8/2/2024	HUB	5,363	-	5,363
USD	94,436	BRL	89,117	8/2/2024	HUB	5,319	-	5,319
USD	94,514	BRL	89,117	8/2/2024	HUB	5,397	-	5,397
USD	94,062	BRL	89,117	8/2/2024	HUB	4,945	-	4,945
USD	94,221	BRL	89,117	8/2/2024	HUB	5,104	-	5,104
USD	94,255	BRL	89,117	8/2/2024	HUB	5,138	-	5,138
USD	94,254	BRL	89,117	8/2/2024	HUB	5,137	-	5,137
USD	94,161	BRL	89,117	8/2/2024	HUB	5,044	-	5,044
USD	91,996	BRL	89,117	8/2/2024	HUB	2,879	-	2,879
USD	92,044	BRL	89,117	8/2/2024	HUB	2,927	-	2,927
USD	92,028	BRL	89,117	8/2/2024	HUB	2,911	-	2,911
USD	92,506	BRL	89,117	8/2/2024	HUB	3,389	-	3,389
USD	92,438	BRL	89,117	8/2/2024	HUB	3,321	-	3,321
USD	92,610	BRL	89,117	8/2/2024	HUB	3,493	-	3,493
USD	94,058	BRL	89,117	8/2/2024	HUB	4,941	-	4,941
USD	94,088	BRL	89,117	8/2/2024	HUB	4,971	-	4,971
USD	94,082	BRL	89,117	8/2/2024	HUB	4,965	-	4,965
USD	94,066	BRL	89,117	8/2/2024	HUB	4,949	-	4,949
USD	94,000	BRL	89,117	8/2/2024	HUB	4,883	-	4,883
USD	94,165	BRL	89,117	8/2/2024	HUB	5,048	-	5,048
USD	93,933	BRL	89,117	8/2/2024	HUB	4,816	-	4,816
USD	92,010	BRL	89,117	8/2/2024	HUB	2,893	-	2,893
USD	92,015	BRL	89,117	8/2/2024	HUB	2,898	-	2,898
USD	91,984	BRL	89,117	8/2/2024	HUB	2,867	-	2,867
USD	92,047	BRL	89,117	8/2/2024	HUB	2,930	-	2,930
USD	91,934	BRL	89,117	8/2/2024	HUB	2,817	-	2,817
USD	92,005	BRL	89,117	8/2/2024	HUB	2,888	-	2,888
USD	91,997	BRL	89,117	8/2/2024	HUB	2,880	-	2,880
USD	92,019	BRL	89,117	8/2/2024	HUB	2,902	-	2,902
USD	92,222	BRL	89,117	8/2/2024	HUB	3,105	-	3,105
USD	92,256	BRL	89,117	8/2/2024	HUB	3,139	-	3,139
USD	91,501	BRL	89,117	8/2/2024	HUB	2,384	-	2,384
USD	91,561	BRL	89,117	8/2/2024	HUB	2,444	-	2,444
USD	94,176	BRL	89,117	8/2/2024	HUB	5,059	-	5,059
USD	94,297	BRL	89,117	8/2/2024	HUB	5,180	-	5,180
USD	94,428	BRL	89,117	8/2/2024	HUB	5,311	-	5,311
USD	94,357	BRL	89,117	8/2/2024	HUB	5,240	-	5,240
USD	94,349	BRL	89,117	8/2/2024	HUB	5,232	-	5,232
USD	94,210	BRL	89,117	8/2/2024	HUB	5,093	-	5,093
USD	94,334	BRL	89,117	8/2/2024	HUB	5,217	-	5,217
USD	94,341	BRL	89,117	8/2/2024	HUB	5,224	-	5,224
USD	94,354	BRL	89,117	8/2/2024	HUB	5,237	-	5,237

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	94,260	BRL	89,117	8/2/2024	HUB	$5,143	$-	$5,143
USD	94,308	BRL	89,117	8/2/2024	HUB	5,191	-	5,191
USD	94,130	BRL	89,117	8/2/2024	HUB	5,013	-	5,013
USD	94,149	BRL	89,117	8/2/2024	HUB	5,032	-	5,032
USD	92,396	BRL	89,117	8/2/2024	HUB	3,279	-	3,279
USD	92,367	BRL	89,117	8/2/2024	HUB	3,250	-	3,250
USD	73,406	BRL	71,294	8/2/2024	HUB	2,112	-	2,112
USD	73,381	BRL	71,294	8/2/2024	HUB	2,087	-	2,087
USD	73,295	BRL	71,294	8/2/2024	HUB	2,001	-	2,001
USD	73,011	BRL	71,294	8/2/2024	HUB	1,717	-	1,717
USD	73,159	BRL	71,294	8/2/2024	HUB	1,865	-	1,865
USD	73,020	BRL	71,294	8/2/2024	HUB	1,726	-	1,726
USD	73,180	BRL	71,294	8/2/2024	HUB	1,886	-	1,886
USD	73,036	BRL	71,294	8/2/2024	HUB	1,742	-	1,742
USD	73,225	BRL	71,294	8/2/2024	HUB	1,931	-	1,931
USD	73,275	BRL	71,294	8/2/2024	HUB	1,981	-	1,981
USD	73,103	BRL	71,294	8/2/2024	HUB	1,809	-	1,809
USD	75,325	BRL	71,294	8/2/2024	HUB	4,031	-	4,031
USD	75,326	BRL	71,294	8/2/2024	HUB	4,032	-	4,032
USD	75,309	BRL	71,294	8/2/2024	HUB	4,015	-	4,015
USD	75,378	BRL	71,294	8/2/2024	HUB	4,084	-	4,084
USD	75,336	BRL	71,294	8/2/2024	HUB	4,042	-	4,042
USD	75,372	BRL	71,294	8/2/2024	HUB	4,078	-	4,078
USD	75,369	BRL	71,294	8/2/2024	HUB	4,075	-	4,075
USD	75,240	BRL	71,294	8/2/2024	HUB	3,946	-	3,946
USD	75,095	BRL	71,294	8/2/2024	HUB	3,801	-	3,801
USD	75,214	BRL	71,294	8/2/2024	HUB	3,920	-	3,920
USD	75,211	BRL	71,294	8/2/2024	HUB	3,917	-	3,917
USD	75,237	BRL	71,294	8/2/2024	HUB	3,943	-	3,943
USD	75,166	BRL	71,294	8/2/2024	HUB	3,872	-	3,872
USD	75,287	BRL	71,294	8/2/2024	HUB	3,993	-	3,993
USD	75,198	BRL	71,294	8/2/2024	HUB	3,904	-	3,904
USD	75,370	BRL	71,294	8/2/2024	HUB	4,076	-	4,076
USD	75,254	BRL	71,294	8/2/2024	HUB	3,960	-	3,960
USD	75,308	BRL	71,294	8/2/2024	HUB	4,014	-	4,014
USD	75,435	BRL	71,294	8/2/2024	HUB	4,141	-	4,141
USD	75,518	BRL	71,294	8/2/2024	HUB	4,224	-	4,224
USD	75,455	BRL	71,294	8/2/2024	HUB	4,161	-	4,161
USD	75,454	BRL	71,294	8/2/2024	HUB	4,160	-	4,160
USD	75,446	BRL	71,294	8/2/2024	HUB	4,152	-	4,152
USD	75,464	BRL	71,294	8/2/2024	HUB	4,170	-	4,170
USD	75,591	BRL	71,294	8/2/2024	HUB	4,297	-	4,297
USD	75,645	BRL	71,294	8/2/2024	HUB	4,351	-	4,351
USD	75,573	BRL	71,294	8/2/2024	HUB	4,279	-	4,279
USD	75,480	BRL	71,294	8/2/2024	HUB	4,186	-	4,186
USD	75,591	BRL	71,294	8/2/2024	HUB	4,297	-	4,297
USD	75,590	BRL	71,294	8/2/2024	HUB	4,296	-	4,296
USD	75,599	BRL	71,294	8/2/2024	HUB	4,305	-	4,305
USD	75,567	BRL	71,294	8/2/2024	HUB	4,273	-	4,273
USD	75,673	BRL	71,294	8/2/2024	HUB	4,379	-	4,379
USD	75,563	BRL	71,294	8/2/2024	HUB	4,269	-	4,269
USD	75,683	BRL	71,294	8/2/2024	HUB	4,389	-	4,389
USD	75,248	BRL	71,294	8/2/2024	HUB	3,954	-	3,954
USD	75,157	BRL	71,294	8/2/2024	HUB	3,863	-	3,863
USD	75,284	BRL	71,294	8/2/2024	HUB	3,990	-	3,990
USD	75,347	BRL	71,294	8/2/2024	HUB	4,053	-	4,053
USD	75,382	BRL	71,294	8/2/2024	HUB	4,088	-	4,088
USD	75,205	BRL	71,294	8/2/2024	HUB	3,911	-	3,911
USD	75,365	BRL	71,294	8/2/2024	HUB	4,071	-	4,071

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	75,298	BRL	71,294	8/2/2024	HUB	$4,004	$-	$4,004
USD	73,647	BRL	71,294	8/2/2024	HUB	2,353	-	2,353
USD	73,581	BRL	71,294	8/2/2024	HUB	2,287	-	2,287
USD	73,578	BRL	71,294	8/2/2024	HUB	2,284	-	2,284
USD	75,192	BRL	71,294	8/2/2024	HUB	3,898	-	3,898
USD	75,197	BRL	71,294	8/2/2024	HUB	3,903	-	3,903
USD	75,229	BRL	71,294	8/2/2024	HUB	3,935	-	3,935
USD	75,244	BRL	71,294	8/2/2024	HUB	3,950	-	3,950
USD	75,256	BRL	71,294	8/2/2024	HUB	3,962	-	3,962
USD	75,262	BRL	71,294	8/2/2024	HUB	3,968	-	3,968
USD	75,283	BRL	71,294	8/2/2024	HUB	3,989	-	3,989
USD	75,160	BRL	71,294	8/2/2024	HUB	3,866	-	3,866
USD	75,176	BRL	71,294	8/2/2024	HUB	3,882	-	3,882
USD	75,174	BRL	71,294	8/2/2024	HUB	3,880	-	3,880
USD	75,148	BRL	71,294	8/2/2024	HUB	3,854	-	3,854
USD	75,169	BRL	71,294	8/2/2024	HUB	3,875	-	3,875
USD	75,172	BRL	71,294	8/2/2024	HUB	3,878	-	3,878
USD	73,591	BRL	71,294	8/2/2024	HUB	2,297	-	2,297
USD	73,594	BRL	71,294	8/2/2024	HUB	2,300	-	2,300
USD	73,717	BRL	71,294	8/2/2024	HUB	2,423	-	2,423
USD	73,733	BRL	71,294	8/2/2024	HUB	2,439	-	2,439
USD	75,514	BRL	71,294	8/2/2024	HUB	4,220	-	4,220
USD	75,343	BRL	71,294	8/2/2024	HUB	4,049	-	4,049
USD	75,491	BRL	71,294	8/2/2024	HUB	4,197	-	4,197
USD	75,468	BRL	71,294	8/2/2024	HUB	4,174	-	4,174
USD	75,473	BRL	71,294	8/2/2024	HUB	4,179	-	4,179
USD	75,409	BRL	71,294	8/2/2024	HUB	4,115	-	4,115
USD	75,414	BRL	71,294	8/2/2024	HUB	4,120	-	4,120
USD	75,491	BRL	71,294	8/2/2024	HUB	4,197	-	4,197
USD	75,461	BRL	71,294	8/2/2024	HUB	4,167	-	4,167
USD	75,453	BRL	71,294	8/2/2024	HUB	4,159	-	4,159
USD	75,399	BRL	71,294	8/2/2024	HUB	4,105	-	4,105
USD	75,405	BRL	71,294	8/2/2024	HUB	4,111	-	4,111
USD	75,364	BRL	71,294	8/2/2024	HUB	4,070	-	4,070
USD	75,391	BRL	71,294	8/2/2024	HUB	4,097	-	4,097
USD	75,445	BRL	71,294	8/2/2024	HUB	4,151	-	4,151
USD	75,451	BRL	71,294	8/2/2024	HUB	4,157	-	4,157
USD	75,423	BRL	71,294	8/2/2024	HUB	4,129	-	4,129
USD	75,338	BRL	71,294	8/2/2024	HUB	4,044	-	4,044
USD	75,352	BRL	71,294	8/2/2024	HUB	4,058	-	4,058
USD	75,347	BRL	71,294	8/2/2024	HUB	4,053	-	4,053
USD	75,308	BRL	71,294	8/2/2024	HUB	4,014	-	4,014
USD	75,290	BRL	71,294	8/2/2024	HUB	3,996	-	3,996
USD	73,951	BRL	71,294	8/2/2024	HUB	2,657	-	2,657
USD	73,653	BRL	71,294	8/2/2024	HUB	2,359	-	2,359
USD	73,601	BRL	71,294	8/2/2024	HUB	2,307	-	2,307
USD	54,795	BRL	53,470	8/2/2024	HUB	1,325	-	1,325
USD	54,964	BRL	53,470	8/2/2024	HUB	1,494	-	1,494
USD	55,222	BRL	53,470	8/2/2024	HUB	1,752	-	1,752
USD	55,150	BRL	53,470	8/2/2024	HUB	1,680	-	1,680
USD	55,375	BRL	53,470	8/2/2024	HUB	1,905	-	1,905
USD	55,182	BRL	53,470	8/2/2024	HUB	1,712	-	1,712
USD	56,378	BRL	53,470	8/2/2024	HUB	2,908	-	2,908
USD	56,545	BRL	53,470	8/2/2024	HUB	3,075	-	3,075
USD	56,532	BRL	53,470	8/2/2024	HUB	3,062	-	3,062
USD	56,475	BRL	53,470	8/2/2024	HUB	3,005	-	3,005
USD	56,488	BRL	53,470	8/2/2024	HUB	3,018	-	3,018
USD	56,557	BRL	53,470	8/2/2024	HUB	3,087	-	3,087
USD	56,531	BRL	53,470	8/2/2024	HUB	3,061	-	3,061

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	56,586	BRL	53,470	8/2/2024	HUB	$3,116	$-	$3,116
USD	56,475	BRL	53,470	8/2/2024	HUB	3,005	-	3,005
USD	56,441	BRL	53,470	8/2/2024	HUB	2,971	-	2,971
USD	56,473	BRL	53,470	8/2/2024	HUB	3,003	-	3,003
USD	56,612	BRL	53,470	8/2/2024	HUB	3,142	-	3,142
USD	56,617	BRL	53,470	8/2/2024	HUB	3,147	-	3,147
USD	56,454	BRL	53,470	8/2/2024	HUB	2,984	-	2,984
USD	56,606	BRL	53,470	8/2/2024	HUB	3,136	-	3,136
USD	56,558	BRL	53,470	8/2/2024	HUB	3,088	-	3,088
USD	56,580	BRL	53,470	8/2/2024	HUB	3,110	-	3,110
USD	56,690	BRL	53,470	8/2/2024	HUB	3,220	-	3,220
USD	56,698	BRL	53,470	8/2/2024	HUB	3,228	-	3,228
USD	56,520	BRL	53,470	8/2/2024	HUB	3,050	-	3,050
USD	56,517	BRL	53,470	8/2/2024	HUB	3,047	-	3,047
USD	56,369	BRL	53,470	8/2/2024	HUB	2,899	-	2,899
USD	56,384	BRL	53,470	8/2/2024	HUB	2,914	-	2,914
USD	56,553	BRL	53,470	8/2/2024	HUB	3,083	-	3,083
USD	56,498	BRL	53,470	8/2/2024	HUB	3,028	-	3,028
USD	55,178	BRL	53,470	8/2/2024	HUB	1,708	-	1,708
USD	55,162	BRL	53,470	8/2/2024	HUB	1,692	-	1,692
USD	55,206	BRL	53,470	8/2/2024	HUB	1,736	-	1,736
USD	55,577	BRL	53,470	8/2/2024	HUB	2,107	-	2,107
USD	55,475	BRL	53,470	8/2/2024	HUB	2,005	-	2,005
USD	56,564	BRL	53,470	8/2/2024	HUB	3,094	-	3,094
USD	56,502	BRL	53,470	8/2/2024	HUB	3,032	-	3,032
USD	56,448	BRL	53,470	8/2/2024	HUB	2,978	-	2,978
USD	56,443	BRL	53,470	8/2/2024	HUB	2,973	-	2,973
USD	56,449	BRL	53,470	8/2/2024	HUB	2,979	-	2,979
USD	56,348	BRL	53,470	8/2/2024	HUB	2,878	-	2,878
USD	56,428	BRL	53,470	8/2/2024	HUB	2,958	-	2,958
USD	56,439	BRL	53,470	8/2/2024	HUB	2,969	-	2,969
USD	56,433	BRL	53,470	8/2/2024	HUB	2,963	-	2,963
USD	56,431	BRL	53,470	8/2/2024	HUB	2,961	-	2,961
USD	56,472	BRL	53,470	8/2/2024	HUB	3,002	-	3,002
USD	56,451	BRL	53,470	8/2/2024	HUB	2,981	-	2,981
USD	56,399	BRL	53,470	8/2/2024	HUB	2,929	-	2,929
USD	56,362	BRL	53,470	8/2/2024	HUB	2,892	-	2,892
USD	56,378	BRL	53,470	8/2/2024	HUB	2,908	-	2,908
USD	56,373	BRL	53,470	8/2/2024	HUB	2,903	-	2,903
USD	56,370	BRL	53,470	8/2/2024	HUB	2,900	-	2,900
USD	56,362	BRL	53,470	8/2/2024	HUB	2,892	-	2,892
USD	55,231	BRL	53,470	8/2/2024	HUB	1,761	-	1,761
USD	55,205	BRL	53,470	8/2/2024	HUB	1,735	-	1,735
USD	56,526	BRL	53,470	8/2/2024	HUB	3,056	-	3,056
USD	56,512	BRL	53,470	8/2/2024	HUB	3,042	-	3,042
USD	56,588	BRL	53,470	8/2/2024	HUB	3,118	-	3,118
USD	56,661	BRL	53,470	8/2/2024	HUB	3,191	-	3,191
USD	56,526	BRL	53,470	8/2/2024	HUB	3,056	-	3,056
USD	56,601	BRL	53,470	8/2/2024	HUB	3,131	-	3,131
USD	56,612	BRL	53,470	8/2/2024	HUB	3,142	-	3,142
USD	56,610	BRL	53,470	8/2/2024	HUB	3,140	-	3,140
USD	56,625	BRL	53,470	8/2/2024	HUB	3,155	-	3,155
USD	56,556	BRL	53,470	8/2/2024	HUB	3,086	-	3,086
USD	56,567	BRL	53,470	8/2/2024	HUB	3,097	-	3,097
USD	56,555	BRL	53,470	8/2/2024	HUB	3,085	-	3,085
USD	56,504	BRL	53,470	8/2/2024	HUB	3,034	-	3,034
USD	56,557	BRL	53,470	8/2/2024	HUB	3,087	-	3,087
USD	56,504	BRL	53,470	8/2/2024	HUB	3,034	-	3,034
USD	56,514	BRL	53,470	8/2/2024	HUB	3,044	-	3,044

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	56,496	BRL	53,470	8/2/2024	HUB	$3,026	$-	$3,026
USD	56,499	BRL	53,470	8/2/2024	HUB	3,029	-	3,029
USD	56,480	BRL	53,470	8/2/2024	HUB	3,010	-	3,010
USD	56,489	BRL	53,470	8/2/2024	HUB	3,019	-	3,019
USD	55,529	BRL	53,470	8/2/2024	HUB	2,059	-	2,059
USD	55,226	BRL	53,470	8/2/2024	HUB	1,756	-	1,756
USD	55,226	BRL	53,470	8/2/2024	HUB	1,756	-	1,756
USD	55,219	BRL	53,470	8/2/2024	HUB	1,749	-	1,749
USD	55,183	BRL	53,470	8/2/2024	HUB	1,713	-	1,713
USD	55,164	BRL	53,470	8/2/2024	HUB	1,694	-	1,694
USD	55,147	BRL	53,470	8/2/2024	HUB	1,677	-	1,677
USD	36,123	BRL	35,647	8/2/2024	HUB	476	-	476
USD	36,133	BRL	35,647	8/2/2024	HUB	486	-	486
USD	36,776	BRL	35,647	8/2/2024	HUB	1,129	-	1,129
USD	36,812	BRL	35,647	8/2/2024	HUB	1,165	-	1,165
USD	36,798	BRL	35,647	8/2/2024	HUB	1,151	-	1,151
USD	36,793	BRL	35,647	8/2/2024	HUB	1,146	-	1,146
USD	36,821	BRL	35,647	8/2/2024	HUB	1,174	-	1,174
USD	36,904	BRL	35,647	8/2/2024	HUB	1,257	-	1,257
USD	36,767	BRL	35,647	8/2/2024	HUB	1,120	-	1,120
USD	36,883	BRL	35,647	8/2/2024	HUB	1,236	-	1,236
USD	36,931	BRL	35,647	8/2/2024	HUB	1,284	-	1,284
USD	36,934	BRL	35,647	8/2/2024	HUB	1,287	-	1,287
USD	36,937	BRL	35,647	8/2/2024	HUB	1,290	-	1,290
USD	36,915	BRL	35,647	8/2/2024	HUB	1,268	-	1,268
USD	36,880	BRL	35,647	8/2/2024	HUB	1,233	-	1,233
USD	36,839	BRL	35,647	8/2/2024	HUB	1,192	-	1,192
USD	36,938	BRL	35,647	8/2/2024	HUB	1,291	-	1,291
USD	36,937	BRL	35,647	8/2/2024	HUB	1,290	-	1,290
USD	36,919	BRL	35,647	8/2/2024	HUB	1,272	-	1,272
USD	36,958	BRL	35,647	8/2/2024	HUB	1,311	-	1,311
USD	36,917	BRL	35,647	8/2/2024	HUB	1,270	-	1,270
USD	36,809	BRL	35,647	8/2/2024	HUB	1,162	-	1,162
USD	36,774	BRL	35,647	8/2/2024	HUB	1,127	-	1,127
USD	36,793	BRL	35,647	8/2/2024	HUB	1,146	-	1,146
USD	36,808	BRL	35,647	8/2/2024	HUB	1,161	-	1,161
USD	36,797	BRL	35,647	8/2/2024	HUB	1,150	-	1,150
USD	37,655	BRL	35,647	8/2/2024	HUB	2,008	-	2,008
USD	37,701	BRL	35,647	8/2/2024	HUB	2,054	-	2,054
USD	37,717	BRL	35,647	8/2/2024	HUB	2,070	-	2,070
USD	37,736	BRL	35,647	8/2/2024	HUB	2,089	-	2,089
USD	37,712	BRL	35,647	8/2/2024	HUB	2,065	-	2,065
USD	37,694	BRL	35,647	8/2/2024	HUB	2,047	-	2,047
USD	37,684	BRL	35,647	8/2/2024	HUB	2,037	-	2,037
USD	37,717	BRL	35,647	8/2/2024	HUB	2,070	-	2,070
USD	37,667	BRL	35,647	8/2/2024	HUB	2,020	-	2,020
USD	37,678	BRL	35,647	8/2/2024	HUB	2,031	-	2,031
USD	37,695	BRL	35,647	8/2/2024	HUB	2,048	-	2,048
USD	37,631	BRL	35,647	8/2/2024	HUB	1,984	-	1,984
USD	37,664	BRL	35,647	8/2/2024	HUB	2,017	-	2,017
USD	37,756	BRL	35,647	8/2/2024	HUB	2,109	-	2,109
USD	37,741	BRL	35,647	8/2/2024	HUB	2,094	-	2,094
USD	37,728	BRL	35,647	8/2/2024	HUB	2,081	-	2,081
USD	37,745	BRL	35,647	8/2/2024	HUB	2,098	-	2,098
USD	37,779	BRL	35,647	8/2/2024	HUB	2,132	-	2,132
USD	37,837	BRL	35,647	8/2/2024	HUB	2,190	-	2,190
USD	37,828	BRL	35,647	8/2/2024	HUB	2,181	-	2,181
USD	37,791	BRL	35,647	8/2/2024	HUB	2,144	-	2,144
USD	37,787	BRL	35,647	8/2/2024	HUB	2,140	-	2,140

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	37,833	BRL	35,647	8/2/2024	HUB	$2,186	$-	$2,186
USD	37,701	BRL	35,647	8/2/2024	HUB	2,054	-	2,054
USD	37,681	BRL	35,647	8/2/2024	HUB	2,034	-	2,034
USD	36,792	BRL	35,647	8/2/2024	HUB	1,145	-	1,145
USD	37,711	BRL	35,647	8/2/2024	HUB	2,064	-	2,064
USD	37,706	BRL	35,647	8/2/2024	HUB	2,059	-	2,059
USD	37,700	BRL	35,647	8/2/2024	HUB	2,053	-	2,053
USD	37,720	BRL	35,647	8/2/2024	HUB	2,073	-	2,073
USD	37,689	BRL	35,647	8/2/2024	HUB	2,042	-	2,042
USD	37,734	BRL	35,647	8/2/2024	HUB	2,087	-	2,087
USD	37,685	BRL	35,647	8/2/2024	HUB	2,038	-	2,038
USD	37,688	BRL	35,647	8/2/2024	HUB	2,041	-	2,041
USD	37,714	BRL	35,647	8/2/2024	HUB	2,067	-	2,067
USD	37,717	BRL	35,647	8/2/2024	HUB	2,070	-	2,070
USD	37,672	BRL	35,647	8/2/2024	HUB	2,025	-	2,025
USD	37,644	BRL	35,647	8/2/2024	HUB	1,997	-	1,997
USD	37,666	BRL	35,647	8/2/2024	HUB	2,019	-	2,019
USD	37,643	BRL	35,647	8/2/2024	HUB	1,996	-	1,996
USD	37,681	BRL	35,647	8/2/2024	HUB	2,034	-	2,034
USD	37,663	BRL	35,647	8/2/2024	HUB	2,016	-	2,016
USD	37,672	BRL	35,647	8/2/2024	HUB	2,025	-	2,025
USD	37,669	BRL	35,647	8/2/2024	HUB	2,022	-	2,022
USD	36,766	BRL	35,647	8/2/2024	HUB	1,119	-	1,119
USD	36,794	BRL	35,647	8/2/2024	HUB	1,147	-	1,147
USD	36,828	BRL	35,647	8/2/2024	HUB	1,181	-	1,181
USD	18,067	BRL	17,823	8/2/2024	HUB	244	-	244
USD	18,072	BRL	17,823	8/2/2024	HUB	249	-	249
USD	18,475	BRL	17,823	8/2/2024	HUB	652	-	652
USD	18,380	BRL	17,823	8/2/2024	HUB	557	-	557
USD	18,402	BRL	17,823	8/2/2024	HUB	579	-	579
USD	18,390	BRL	17,823	8/2/2024	HUB	567	-	567
USD	18,401	BRL	17,823	8/2/2024	HUB	578	-	578
USD	18,425	BRL	17,823	8/2/2024	HUB	602	-	602
USD	18,461	BRL	17,823	8/2/2024	HUB	638	-	638
USD	18,464	BRL	17,823	8/2/2024	HUB	641	-	641
USD	18,464	BRL	17,823	8/2/2024	HUB	641	-	641
USD	18,466	BRL	17,823	8/2/2024	HUB	643	-	643
USD	18,427	BRL	17,823	8/2/2024	HUB	604	-	604
USD	18,424	BRL	17,823	8/2/2024	HUB	601	-	601
USD	18,471	BRL	17,823	8/2/2024	HUB	648	-	648
USD	18,462	BRL	17,823	8/2/2024	HUB	639	-	639
USD	18,387	BRL	17,823	8/2/2024	HUB	564	-	564
USD	18,395	BRL	17,823	8/2/2024	HUB	572	-	572
USD	18,834	BRL	17,823	8/2/2024	HUB	1,011	-	1,011
USD	18,893	BRL	17,823	8/2/2024	HUB	1,070	-	1,070
USD	18,914	BRL	17,823	8/2/2024	HUB	1,091	-	1,091
USD	18,925	BRL	17,823	8/2/2024	HUB	1,102	-	1,102
USD	18,919	BRL	17,823	8/2/2024	HUB	1,096	-	1,096
USD	18,929	BRL	17,823	8/2/2024	HUB	1,106	-	1,106
USD	18,921	BRL	17,823	8/2/2024	HUB	1,098	-	1,098
USD	18,914	BRL	17,823	8/2/2024	HUB	1,091	-	1,091
USD	18,568	BRL	17,823	8/2/2024	HUB	745	-	745
USD	18,565	BRL	17,823	8/2/2024	HUB	742	-	742
USD	18,524	BRL	17,823	8/2/2024	HUB	701	-	701
USD	18,543	BRL	17,823	8/2/2024	HUB	720	-	720
USD	18,546	BRL	17,823	8/2/2024	HUB	723	-	723
USD	18,565	BRL	17,823	8/2/2024	HUB	742	-	742
USD	18,560	BRL	17,823	8/2/2024	HUB	737	-	737
USD	18,569	BRL	17,823	8/2/2024	HUB	746	-	746

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	18,554	BRL	17,823	8/2/2024	HUB	$731	$-	$731
USD	18,796	BRL	17,823	8/2/2024	HUB	973	-	973
USD	18,858	BRL	17,823	8/2/2024	HUB	1,035	-	1,035
USD	18,827	BRL	17,823	8/2/2024	HUB	1,004	-	1,004
USD	18,523	BRL	17,823	8/2/2024	HUB	700	-	700
USD	18,569	BRL	17,823	8/2/2024	HUB	746	-	746
USD	18,552	BRL	17,823	8/2/2024	HUB	729	-	729
USD	18,550	BRL	17,823	8/2/2024	HUB	727	-	727
USD	18,424	BRL	17,823	8/2/2024	HUB	601	-	601
USD	18,391	BRL	17,823	8/2/2024	HUB	568	-	568
CLP	53,120	USD	54,268	8/5/2024	HUB	-	(1,148)	(1,148)
CLP	53,120	USD	54,154	8/5/2024	HUB	-	(1,034)	(1,034)
CLP	53,120	USD	54,163	8/5/2024	HUB	-	(1,043)	(1,043)
CLP	53,120	USD	54,157	8/5/2024	HUB	-	(1,037)	(1,037)
CLP	53,120	USD	54,171	8/5/2024	HUB	-	(1,051)	(1,051)
CLP	53,120	USD	54,180	8/5/2024	HUB	-	(1,060)	(1,060)
CLP	53,120	USD	54,226	8/5/2024	HUB	-	(1,106)	(1,106)
CLP	53,120	USD	55,713	8/5/2024	HUB	-	(2,593)	(2,593)
CLP	53,120	USD	55,774	8/5/2024	HUB	-	(2,654)	(2,654)
CLP	53,120	USD	55,741	8/5/2024	HUB	-	(2,621)	(2,621)
CLP	53,120	USD	55,752	8/5/2024	HUB	-	(2,632)	(2,632)
CLP	53,120	USD	55,617	8/5/2024	HUB	-	(2,497)	(2,497)
CLP	53,120	USD	55,703	8/5/2024	HUB	-	(2,583)	(2,583)
CLP	53,120	USD	55,667	8/5/2024	HUB	-	(2,547)	(2,547)
CLP	53,120	USD	55,713	8/5/2024	HUB	-	(2,593)	(2,593)
CLP	53,120	USD	55,707	8/5/2024	HUB	-	(2,587)	(2,587)
CLP	53,120	USD	54,143	8/5/2024	HUB	-	(1,023)	(1,023)
CLP	53,120	USD	54,178	8/5/2024	HUB	-	(1,058)	(1,058)
CLP	53,120	USD	54,154	8/5/2024	HUB	-	(1,034)	(1,034)
CLP	53,120	USD	54,156	8/5/2024	HUB	-	(1,036)	(1,036)
CLP	53,120	USD	54,248	8/5/2024	HUB	-	(1,128)	(1,128)
CLP	53,120	USD	54,232	8/5/2024	HUB	-	(1,112)	(1,112)
CLP	53,120	USD	54,260	8/5/2024	HUB	-	(1,140)	(1,140)
CLP	53,120	USD	54,225	8/5/2024	HUB	-	(1,105)	(1,105)
CLP	53,120	USD	54,257	8/5/2024	HUB	-	(1,137)	(1,137)
CLP	53,120	USD	54,253	8/5/2024	HUB	-	(1,133)	(1,133)
CLP	53,120	USD	54,196	8/5/2024	HUB	-	(1,076)	(1,076)
CLP	53,120	USD	54,146	8/5/2024	HUB	-	(1,026)	(1,026)
CLP	53,120	USD	54,149	8/5/2024	HUB	-	(1,029)	(1,029)
CLP	53,120	USD	54,278	8/5/2024	HUB	-	(1,158)	(1,158)
CLP	53,120	USD	54,276	8/5/2024	HUB	-	(1,156)	(1,156)
CLP	53,120	USD	54,310	8/5/2024	HUB	-	(1,190)	(1,190)
CLP	53,120	USD	54,272	8/5/2024	HUB	-	(1,152)	(1,152)
CLP	53,120	USD	54,494	8/5/2024	HUB	-	(1,374)	(1,374)
CLP	53,120	USD	54,803	8/5/2024	HUB	-	(1,683)	(1,683)
CLP	53,120	USD	54,774	8/5/2024	HUB	-	(1,654)	(1,654)
CLP	53,120	USD	54,911	8/5/2024	HUB	-	(1,791)	(1,791)
CLP	53,120	USD	54,965	8/5/2024	HUB	-	(1,845)	(1,845)
CLP	53,120	USD	54,927	8/5/2024	HUB	-	(1,807)	(1,807)
CLP	53,120	USD	54,915	8/5/2024	HUB	-	(1,795)	(1,795)
CLP	53,120	USD	54,970	8/5/2024	HUB	-	(1,850)	(1,850)
CLP	53,120	USD	55,724	8/5/2024	HUB	-	(2,604)	(2,604)
CLP	53,120	USD	54,524	8/5/2024	HUB	-	(1,404)	(1,404)
CLP	53,120	USD	54,666	8/5/2024	HUB	-	(1,546)	(1,546)
CLP	53,120	USD	54,551	8/5/2024	HUB	-	(1,431)	(1,431)
CLP	53,120	USD	54,580	8/5/2024	HUB	-	(1,460)	(1,460)
CLP	53,120	USD	54,550	8/5/2024	HUB	-	(1,430)	(1,430)
CLP	53,120	USD	54,569	8/5/2024	HUB	-	(1,449)	(1,449)
CLP	53,120	USD	54,544	8/5/2024	HUB	-	(1,424)	(1,424)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	53,120	USD	54,594	8/5/2024	HUB	$-	$(1,474)	$(1,474)
CLP	53,120	USD	54,577	8/5/2024	HUB	-	(1,457)	(1,457)
CLP	53,120	USD	54,532	8/5/2024	HUB	-	(1,412)	(1,412)
CLP	53,120	USD	54,547	8/5/2024	HUB	-	(1,427)	(1,427)
CLP	53,120	USD	54,579	8/5/2024	HUB	-	(1,459)	(1,459)
CLP	53,120	USD	54,525	8/5/2024	HUB	-	(1,405)	(1,405)
CLP	53,120	USD	54,588	8/5/2024	HUB	-	(1,468)	(1,468)
CLP	53,120	USD	54,673	8/5/2024	HUB	-	(1,553)	(1,553)
CLP	53,120	USD	54,499	8/5/2024	HUB	-	(1,379)	(1,379)
CLP	53,120	USD	54,487	8/5/2024	HUB	-	(1,367)	(1,367)
CLP	53,120	USD	54,508	8/5/2024	HUB	-	(1,388)	(1,388)
CLP	53,120	USD	54,503	8/5/2024	HUB	-	(1,383)	(1,383)
CLP	53,120	USD	54,494	8/5/2024	HUB	-	(1,374)	(1,374)
CLP	53,120	USD	54,503	8/5/2024	HUB	-	(1,383)	(1,383)
CLP	53,120	USD	54,518	8/5/2024	HUB	-	(1,398)	(1,398)
CLP	53,120	USD	54,551	8/5/2024	HUB	-	(1,431)	(1,431)
CLP	53,120	USD	54,504	8/5/2024	HUB	-	(1,384)	(1,384)
CLP	53,120	USD	54,913	8/5/2024	HUB	-	(1,793)	(1,793)
CLP	53,120	USD	54,790	8/5/2024	HUB	-	(1,670)	(1,670)
CLP	53,120	USD	54,918	8/5/2024	HUB	-	(1,798)	(1,798)
CLP	53,120	USD	54,768	8/5/2024	HUB	-	(1,648)	(1,648)
CLP	53,120	USD	54,804	8/5/2024	HUB	-	(1,684)	(1,684)
CLP	53,120	USD	55,875	8/5/2024	HUB	-	(2,755)	(2,755)
CLP	53,120	USD	56,441	8/5/2024	HUB	-	(3,321)	(3,321)
CLP	106,240	USD	107,667	8/5/2024	HUB	-	(1,427)	(1,427)
CLP	106,240	USD	108,628	8/5/2024	HUB	-	(2,388)	(2,388)
CLP	106,240	USD	108,413	8/5/2024	HUB	-	(2,173)	(2,173)
CLP	106,240	USD	108,363	8/5/2024	HUB	-	(2,123)	(2,123)
CLP	106,240	USD	108,346	8/5/2024	HUB	-	(2,106)	(2,106)
CLP	106,240	USD	108,332	8/5/2024	HUB	-	(2,092)	(2,092)
CLP	106,240	USD	108,464	8/5/2024	HUB	-	(2,224)	(2,224)
CLP	106,240	USD	108,545	8/5/2024	HUB	-	(2,305)	(2,305)
CLP	106,240	USD	108,780	8/5/2024	HUB	-	(2,540)	(2,540)
CLP	106,240	USD	108,308	8/5/2024	HUB	-	(2,068)	(2,068)
CLP	106,240	USD	108,301	8/5/2024	HUB	-	(2,061)	(2,061)
CLP	106,240	USD	108,289	8/5/2024	HUB	-	(2,049)	(2,049)
CLP	106,240	USD	108,288	8/5/2024	HUB	-	(2,048)	(2,048)
CLP	106,240	USD	108,338	8/5/2024	HUB	-	(2,098)	(2,098)
CLP	106,240	USD	108,422	8/5/2024	HUB	-	(2,182)	(2,182)
CLP	106,240	USD	111,515	8/5/2024	HUB	-	(5,275)	(5,275)
CLP	106,240	USD	111,499	8/5/2024	HUB	-	(5,259)	(5,259)
CLP	106,240	USD	111,406	8/5/2024	HUB	-	(5,166)	(5,166)
CLP	106,240	USD	108,440	8/5/2024	HUB	-	(2,200)	(2,200)
CLP	106,240	USD	108,412	8/5/2024	HUB	-	(2,172)	(2,172)
CLP	106,240	USD	108,419	8/5/2024	HUB	-	(2,179)	(2,179)
CLP	106,240	USD	108,415	8/5/2024	HUB	-	(2,175)	(2,175)
CLP	106,240	USD	108,352	8/5/2024	HUB	-	(2,112)	(2,112)
CLP	106,240	USD	108,273	8/5/2024	HUB	-	(2,033)	(2,033)
CLP	106,240	USD	108,390	8/5/2024	HUB	-	(2,150)	(2,150)
CLP	106,240	USD	108,372	8/5/2024	HUB	-	(2,132)	(2,132)
CLP	106,240	USD	108,503	8/5/2024	HUB	-	(2,263)	(2,263)
CLP	106,240	USD	108,187	8/5/2024	HUB	-	(1,947)	(1,947)
CLP	106,240	USD	108,707	8/5/2024	HUB	-	(2,467)	(2,467)
CLP	106,240	USD	108,595	8/5/2024	HUB	-	(2,355)	(2,355)
CLP	106,240	USD	108,609	8/5/2024	HUB	-	(2,369)	(2,369)
CLP	106,240	USD	108,621	8/5/2024	HUB	-	(2,381)	(2,381)
CLP	106,240	USD	108,350	8/5/2024	HUB	-	(2,110)	(2,110)
CLP	106,240	USD	108,470	8/5/2024	HUB	-	(2,230)	(2,230)
CLP	106,240	USD	108,383	8/5/2024	HUB	-	(2,143)	(2,143)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	106,240	USD	108,199	8/5/2024	HUB	$-	$(1,959)	$(1,959)
CLP	106,240	USD	108,583	8/5/2024	HUB	-	(2,343)	(2,343)
CLP	106,240	USD	108,617	8/5/2024	HUB	-	(2,377)	(2,377)
CLP	106,240	USD	108,593	8/5/2024	HUB	-	(2,353)	(2,353)
CLP	106,240	USD	108,598	8/5/2024	HUB	-	(2,358)	(2,358)
CLP	106,240	USD	108,544	8/5/2024	HUB	-	(2,304)	(2,304)
CLP	106,240	USD	108,522	8/5/2024	HUB	-	(2,282)	(2,282)
CLP	106,240	USD	108,541	8/5/2024	HUB	-	(2,301)	(2,301)
CLP	106,240	USD	108,509	8/5/2024	HUB	-	(2,269)	(2,269)
CLP	106,240	USD	109,563	8/5/2024	HUB	-	(3,323)	(3,323)
CLP	106,240	USD	109,618	8/5/2024	HUB	-	(3,378)	(3,378)
CLP	106,239	USD	109,878	8/5/2024	HUB	-	(3,639)	(3,639)
CLP	106,239	USD	109,920	8/5/2024	HUB	-	(3,681)	(3,681)
CLP	106,239	USD	110,020	8/5/2024	HUB	-	(3,781)	(3,781)
CLP	106,239	USD	110,082	8/5/2024	HUB	-	(3,843)	(3,843)
CLP	106,239	USD	109,961	8/5/2024	HUB	-	(3,722)	(3,722)
CLP	106,239	USD	109,913	8/5/2024	HUB	-	(3,674)	(3,674)
CLP	106,239	USD	109,829	8/5/2024	HUB	-	(3,590)	(3,590)
CLP	106,239	USD	109,870	8/5/2024	HUB	-	(3,631)	(3,631)
CLP	106,239	USD	109,834	8/5/2024	HUB	-	(3,595)	(3,595)
CLP	106,239	USD	109,838	8/5/2024	HUB	-	(3,599)	(3,599)
CLP	106,239	USD	109,920	8/5/2024	HUB	-	(3,681)	(3,681)
CLP	106,239	USD	111,434	8/5/2024	HUB	-	(5,195)	(5,195)
CLP	106,239	USD	109,150	8/5/2024	HUB	-	(2,911)	(2,911)
CLP	106,239	USD	109,158	8/5/2024	HUB	-	(2,919)	(2,919)
CLP	106,239	USD	109,183	8/5/2024	HUB	-	(2,944)	(2,944)
CLP	106,239	USD	109,033	8/5/2024	HUB	-	(2,794)	(2,794)
CLP	106,239	USD	109,166	8/5/2024	HUB	-	(2,927)	(2,927)
CLP	106,239	USD	109,172	8/5/2024	HUB	-	(2,933)	(2,933)
CLP	106,239	USD	109,188	8/5/2024	HUB	-	(2,949)	(2,949)
CLP	106,239	USD	109,172	8/5/2024	HUB	-	(2,933)	(2,933)
CLP	106,239	USD	109,086	8/5/2024	HUB	-	(2,847)	(2,847)
CLP	106,239	USD	109,185	8/5/2024	HUB	-	(2,946)	(2,946)
CLP	106,239	USD	109,042	8/5/2024	HUB	-	(2,803)	(2,803)
CLP	106,239	USD	109,243	8/5/2024	HUB	-	(3,004)	(3,004)
CLP	106,239	USD	108,960	8/5/2024	HUB	-	(2,721)	(2,721)
CLP	106,239	USD	109,104	8/5/2024	HUB	-	(2,865)	(2,865)
CLP	106,239	USD	109,129	8/5/2024	HUB	-	(2,890)	(2,890)
CLP	106,239	USD	109,007	8/5/2024	HUB	-	(2,768)	(2,768)
CLP	106,239	USD	109,038	8/5/2024	HUB	-	(2,799)	(2,799)
CLP	106,239	USD	109,009	8/5/2024	HUB	-	(2,770)	(2,770)
CLP	106,239	USD	109,004	8/5/2024	HUB	-	(2,765)	(2,765)
CLP	106,239	USD	108,993	8/5/2024	HUB	-	(2,754)	(2,754)
CLP	106,239	USD	109,084	8/5/2024	HUB	-	(2,845)	(2,845)
CLP	106,239	USD	109,192	8/5/2024	HUB	-	(2,953)	(2,953)
CLP	106,239	USD	109,184	8/5/2024	HUB	-	(2,945)	(2,945)
CLP	106,239	USD	109,007	8/5/2024	HUB	-	(2,768)	(2,768)
CLP	106,239	USD	109,565	8/5/2024	HUB	-	(3,326)	(3,326)
CLP	106,239	USD	109,607	8/5/2024	HUB	-	(3,368)	(3,368)
CLP	106,239	USD	109,533	8/5/2024	HUB	-	(3,294)	(3,294)
CLP	106,239	USD	109,638	8/5/2024	HUB	-	(3,399)	(3,399)
CLP	106,239	USD	109,828	8/5/2024	HUB	-	(3,589)	(3,589)
CLP	106,239	USD	109,565	8/5/2024	HUB	-	(3,326)	(3,326)
CLP	106,239	USD	109,572	8/5/2024	HUB	-	(3,333)	(3,333)
CLP	106,239	USD	111,607	8/5/2024	HUB	-	(5,368)	(5,368)
CLP	106,239	USD	111,679	8/5/2024	HUB	-	(5,440)	(5,440)
CLP	159,359	USD	161,356	8/5/2024	HUB	-	(1,997)	(1,997)
CLP	159,359	USD	161,521	8/5/2024	HUB	-	(2,162)	(2,162)
CLP	159,359	USD	161,601	8/5/2024	HUB	-	(2,242)	(2,242)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	159,359	USD	163,180	8/5/2024	HUB	$-	$(3,821)	$(3,821)
CLP	159,359	USD	162,529	8/5/2024	HUB	-	(3,170)	(3,170)
CLP	159,359	USD	162,527	8/5/2024	HUB	-	(3,168)	(3,168)
CLP	159,359	USD	162,429	8/5/2024	HUB	-	(3,070)	(3,070)
CLP	159,359	USD	167,053	8/5/2024	HUB	-	(7,694)	(7,694)
CLP	159,359	USD	166,990	8/5/2024	HUB	-	(7,631)	(7,631)
CLP	159,359	USD	167,344	8/5/2024	HUB	-	(7,985)	(7,985)
CLP	159,359	USD	167,280	8/5/2024	HUB	-	(7,921)	(7,921)
CLP	159,359	USD	167,284	8/5/2024	HUB	-	(7,925)	(7,925)
CLP	159,359	USD	167,265	8/5/2024	HUB	-	(7,906)	(7,906)
CLP	159,359	USD	167,004	8/5/2024	HUB	-	(7,645)	(7,645)
CLP	159,359	USD	167,095	8/5/2024	HUB	-	(7,736)	(7,736)
CLP	159,359	USD	167,129	8/5/2024	HUB	-	(7,770)	(7,770)
CLP	159,359	USD	166,959	8/5/2024	HUB	-	(7,600)	(7,600)
CLP	159,359	USD	166,976	8/5/2024	HUB	-	(7,617)	(7,617)
CLP	159,359	USD	167,114	8/5/2024	HUB	-	(7,755)	(7,755)
CLP	159,359	USD	167,293	8/5/2024	HUB	-	(7,934)	(7,934)
CLP	159,359	USD	167,088	8/5/2024	HUB	-	(7,729)	(7,729)
CLP	159,359	USD	162,704	8/5/2024	HUB	-	(3,345)	(3,345)
CLP	159,359	USD	162,605	8/5/2024	HUB	-	(3,246)	(3,246)
CLP	159,359	USD	162,417	8/5/2024	HUB	-	(3,058)	(3,058)
CLP	159,359	USD	162,322	8/5/2024	HUB	-	(2,963)	(2,963)
CLP	159,359	USD	162,476	8/5/2024	HUB	-	(3,117)	(3,117)
CLP	159,359	USD	162,630	8/5/2024	HUB	-	(3,271)	(3,271)
CLP	159,359	USD	162,667	8/5/2024	HUB	-	(3,308)	(3,308)
CLP	159,359	USD	162,903	8/5/2024	HUB	-	(3,544)	(3,544)
CLP	159,359	USD	162,824	8/5/2024	HUB	-	(3,465)	(3,465)
CLP	159,359	USD	162,979	8/5/2024	HUB	-	(3,620)	(3,620)
CLP	159,359	USD	162,543	8/5/2024	HUB	-	(3,184)	(3,184)
CLP	159,359	USD	162,434	8/5/2024	HUB	-	(3,075)	(3,075)
CLP	159,359	USD	162,369	8/5/2024	HUB	-	(3,010)	(3,010)
CLP	159,359	USD	162,863	8/5/2024	HUB	-	(3,504)	(3,504)
CLP	159,359	USD	162,896	8/5/2024	HUB	-	(3,537)	(3,537)
CLP	159,359	USD	162,925	8/5/2024	HUB	-	(3,566)	(3,566)
CLP	159,359	USD	162,773	8/5/2024	HUB	-	(3,414)	(3,414)
CLP	159,359	USD	162,771	8/5/2024	HUB	-	(3,412)	(3,412)
CLP	159,359	USD	162,808	8/5/2024	HUB	-	(3,449)	(3,449)
CLP	159,359	USD	163,425	8/5/2024	HUB	-	(4,066)	(4,066)
CLP	159,359	USD	164,246	8/5/2024	HUB	-	(4,887)	(4,887)
CLP	159,359	USD	164,416	8/5/2024	HUB	-	(5,057)	(5,057)
CLP	159,359	USD	164,790	8/5/2024	HUB	-	(5,431)	(5,431)
CLP	159,359	USD	164,793	8/5/2024	HUB	-	(5,434)	(5,434)
CLP	159,359	USD	164,851	8/5/2024	HUB	-	(5,492)	(5,492)
CLP	159,359	USD	164,911	8/5/2024	HUB	-	(5,552)	(5,552)
CLP	159,359	USD	164,897	8/5/2024	HUB	-	(5,538)	(5,538)
CLP	159,359	USD	164,719	8/5/2024	HUB	-	(5,360)	(5,360)
CLP	159,359	USD	164,739	8/5/2024	HUB	-	(5,380)	(5,380)
CLP	159,359	USD	164,788	8/5/2024	HUB	-	(5,429)	(5,429)
CLP	159,359	USD	164,840	8/5/2024	HUB	-	(5,481)	(5,481)
CLP	159,359	USD	165,265	8/5/2024	HUB	-	(5,906)	(5,906)
CLP	159,359	USD	165,630	8/5/2024	HUB	-	(6,271)	(6,271)
CLP	159,359	USD	165,417	8/5/2024	HUB	-	(6,058)	(6,058)
CLP	159,359	USD	167,218	8/5/2024	HUB	-	(7,859)	(7,859)
CLP	159,359	USD	167,315	8/5/2024	HUB	-	(7,956)	(7,956)
CLP	159,359	USD	167,248	8/5/2024	HUB	-	(7,889)	(7,889)
CLP	159,359	USD	167,396	8/5/2024	HUB	-	(8,037)	(8,037)
CLP	159,359	USD	167,523	8/5/2024	HUB	-	(8,164)	(8,164)
CLP	159,359	USD	167,254	8/5/2024	HUB	-	(7,895)	(7,895)
CLP	159,359	USD	163,553	8/5/2024	HUB	-	(4,194)	(4,194)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	159,359	USD	163,974	8/5/2024	HUB	$-	$(4,615)	$(4,615)
CLP	159,359	USD	163,521	8/5/2024	HUB	-	(4,162)	(4,162)
CLP	159,359	USD	163,702	8/5/2024	HUB	-	(4,343)	(4,343)
CLP	159,359	USD	163,777	8/5/2024	HUB	-	(4,418)	(4,418)
CLP	159,359	USD	163,552	8/5/2024	HUB	-	(4,193)	(4,193)
CLP	159,359	USD	163,552	8/5/2024	HUB	-	(4,193)	(4,193)
CLP	159,359	USD	163,766	8/5/2024	HUB	-	(4,407)	(4,407)
CLP	159,359	USD	163,968	8/5/2024	HUB	-	(4,609)	(4,609)
CLP	159,359	USD	163,709	8/5/2024	HUB	-	(4,350)	(4,350)
CLP	159,359	USD	163,525	8/5/2024	HUB	-	(4,166)	(4,166)
CLP	159,359	USD	163,527	8/5/2024	HUB	-	(4,168)	(4,168)
CLP	159,359	USD	164,753	8/5/2024	HUB	-	(5,394)	(5,394)
CLP	159,359	USD	164,492	8/5/2024	HUB	-	(5,133)	(5,133)
CLP	159,359	USD	164,544	8/5/2024	HUB	-	(5,185)	(5,185)
CLP	159,359	USD	164,623	8/5/2024	HUB	-	(5,264)	(5,264)
CLP	159,359	USD	164,079	8/5/2024	HUB	-	(4,720)	(4,720)
CLP	159,359	USD	164,123	8/5/2024	HUB	-	(4,764)	(4,764)
CLP	159,359	USD	164,265	8/5/2024	HUB	-	(4,906)	(4,906)
CLP	159,359	USD	164,229	8/5/2024	HUB	-	(4,870)	(4,870)
CLP	159,359	USD	164,259	8/5/2024	HUB	-	(4,900)	(4,900)
CLP	159,359	USD	164,508	8/5/2024	HUB	-	(5,149)	(5,149)
CLP	159,359	USD	164,427	8/5/2024	HUB	-	(5,068)	(5,068)
CLP	159,359	USD	167,358	8/5/2024	HUB	-	(7,999)	(7,999)
CLP	212,479	USD	214,991	8/5/2024	HUB	-	(2,512)	(2,512)
CLP	212,479	USD	215,427	8/5/2024	HUB	-	(2,948)	(2,948)
CLP	212,479	USD	215,429	8/5/2024	HUB	-	(2,950)	(2,950)
CLP	212,479	USD	217,129	8/5/2024	HUB	-	(4,650)	(4,650)
CLP	212,479	USD	217,469	8/5/2024	HUB	-	(4,990)	(4,990)
CLP	212,479	USD	217,169	8/5/2024	HUB	-	(4,690)	(4,690)
CLP	212,479	USD	216,788	8/5/2024	HUB	-	(4,309)	(4,309)
CLP	212,479	USD	217,335	8/5/2024	HUB	-	(4,856)	(4,856)
CLP	212,479	USD	217,028	8/5/2024	HUB	-	(4,549)	(4,549)
CLP	212,479	USD	217,583	8/5/2024	HUB	-	(5,104)	(5,104)
CLP	212,479	USD	216,783	8/5/2024	HUB	-	(4,304)	(4,304)
CLP	212,479	USD	222,512	8/5/2024	HUB	-	(10,033)	(10,033)
CLP	212,479	USD	223,047	8/5/2024	HUB	-	(10,568)	(10,568)
CLP	212,479	USD	222,336	8/5/2024	HUB	-	(9,857)	(9,857)
CLP	212,479	USD	222,772	8/5/2024	HUB	-	(10,293)	(10,293)
CLP	212,479	USD	222,792	8/5/2024	HUB	-	(10,313)	(10,313)
CLP	212,479	USD	222,601	8/5/2024	HUB	-	(10,122)	(10,122)
CLP	212,479	USD	222,608	8/5/2024	HUB	-	(10,129)	(10,129)
CLP	212,479	USD	222,802	8/5/2024	HUB	-	(10,323)	(10,323)
CLP	212,479	USD	222,985	8/5/2024	HUB	-	(10,506)	(10,506)
CLP	212,479	USD	216,678	8/5/2024	HUB	-	(4,199)	(4,199)
CLP	212,479	USD	217,479	8/5/2024	HUB	-	(5,000)	(5,000)
CLP	212,479	USD	217,181	8/5/2024	HUB	-	(4,702)	(4,702)
CLP	212,479	USD	217,052	8/5/2024	HUB	-	(4,573)	(4,573)
CLP	212,479	USD	216,849	8/5/2024	HUB	-	(4,370)	(4,370)
CLP	212,479	USD	216,903	8/5/2024	HUB	-	(4,424)	(4,424)
CLP	212,479	USD	219,197	8/5/2024	HUB	-	(6,718)	(6,718)
CLP	212,479	USD	219,676	8/5/2024	HUB	-	(7,197)	(7,197)
CLP	212,479	USD	219,788	8/5/2024	HUB	-	(7,309)	(7,309)
CLP	212,479	USD	219,862	8/5/2024	HUB	-	(7,383)	(7,383)
CLP	212,479	USD	219,693	8/5/2024	HUB	-	(7,214)	(7,214)
CLP	212,479	USD	220,924	8/5/2024	HUB	-	(8,445)	(8,445)
CLP	212,479	USD	221,354	8/5/2024	HUB	-	(8,875)	(8,875)
CLP	212,479	USD	222,752	8/5/2024	HUB	-	(10,273)	(10,273)
CLP	212,479	USD	225,968	8/5/2024	HUB	-	(13,489)	(13,489)
CLP	265,599	USD	271,920	8/5/2024	HUB	-	(6,321)	(6,321)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	265,599	USD	271,911	8/5/2024	HUB	$-	$(6,312)	$(6,312)
CLP	265,599	USD	271,074	8/5/2024	HUB	-	(5,475)	(5,475)
CLP	265,599	USD	271,666	8/5/2024	HUB	-	(6,067)	(6,067)
CLP	265,599	USD	271,235	8/5/2024	HUB	-	(5,636)	(5,636)
CLP	265,599	USD	278,050	8/5/2024	HUB	-	(12,451)	(12,451)
CLP	265,599	USD	271,297	8/5/2024	HUB	-	(5,698)	(5,698)
CLP	265,599	USD	271,344	8/5/2024	HUB	-	(5,745)	(5,745)
CLP	265,599	USD	271,374	8/5/2024	HUB	-	(5,775)	(5,775)
CLP	265,599	USD	271,162	8/5/2024	HUB	-	(5,563)	(5,563)
CLP	265,599	USD	271,766	8/5/2024	HUB	-	(6,167)	(6,167)
CLP	265,599	USD	271,686	8/5/2024	HUB	-	(6,087)	(6,087)
CLP	265,599	USD	276,610	8/5/2024	HUB	-	(11,011)	(11,011)
CLP	265,599	USD	276,644	8/5/2024	HUB	-	(11,045)	(11,045)
CLP	265,599	USD	276,476	8/5/2024	HUB	-	(10,877)	(10,877)
CLP	265,599	USD	276,558	8/5/2024	HUB	-	(10,959)	(10,959)
CLP	265,599	USD	276,910	8/5/2024	HUB	-	(11,311)	(11,311)
CLP	265,599	USD	276,534	8/5/2024	HUB	-	(10,935)	(10,935)
CLP	265,599	USD	278,356	8/5/2024	HUB	-	(12,757)	(12,757)
CLP	265,599	USD	277,116	8/5/2024	HUB	-	(11,517)	(11,517)
CLP	265,599	USD	278,999	8/5/2024	HUB	-	(13,400)	(13,400)
CLP	265,599	USD	282,502	8/5/2024	HUB	-	(16,903)	(16,903)
CLP	265,599	USD	282,100	8/5/2024	HUB	-	(16,501)	(16,501)
CLP	265,599	USD	282,442	8/5/2024	HUB	-	(16,843)	(16,843)
CLP	318,718	USD	330,691	8/5/2024	HUB	-	(11,973)	(11,973)
CLP	318,718	USD	331,209	8/5/2024	HUB	-	(12,491)	(12,491)
CLP	318,718	USD	332,347	8/5/2024	HUB	-	(13,629)	(13,629)
CLP	318,718	USD	335,131	8/5/2024	HUB	-	(16,413)	(16,413)
CLP	318,718	USD	335,195	8/5/2024	HUB	-	(16,477)	(16,477)
CLP	371,838	USD	379,972	8/5/2024	HUB	-	(8,134)	(8,134)
CLP	371,838	USD	385,756	8/5/2024	HUB	-	(13,918)	(13,918)
CLP	371,838	USD	387,751	8/5/2024	HUB	-	(15,913)	(15,913)
CLP	371,838	USD	387,962	8/5/2024	HUB	-	(16,124)	(16,124)
CLP	371,838	USD	387,537	8/5/2024	HUB	-	(15,699)	(15,699)
CLP	371,838	USD	395,141	8/5/2024	HUB	-	(23,303)	(23,303)
CLP	371,838	USD	394,904	8/5/2024	HUB	-	(23,066)	(23,066)
CLP	424,958	USD	443,493	8/5/2024	HUB	-	(18,535)	(18,535)
CLP	424,958	USD	442,850	8/5/2024	HUB	-	(17,892)	(17,892)
CLP	424,958	USD	451,355	8/5/2024	HUB	-	(26,397)	(26,397)
CLP	478,078	USD	499,689	8/5/2024	HUB	-	(21,611)	(21,611)
CLP	478,078	USD	498,312	8/5/2024	HUB	-	(20,234)	(20,234)
CLP	478,078	USD	507,477	8/5/2024	HUB	-	(29,399)	(29,399)
CLP	478,078	USD	508,262	8/5/2024	HUB	-	(30,184)	(30,184)
CLP	531,197	USD	554,452	8/5/2024	HUB	-	(23,255)	(23,255)
CLP	584,317	USD	610,812	8/5/2024	HUB	-	(26,495)	(26,495)
USD	1,566,890	CLP	1,540,472	8/5/2024	HUB	26,418	-	26,418
USD	1,569,342	CLP	1,540,472	8/5/2024	HUB	28,870	-	28,870
USD	1,540,205	CLP	1,487,353	8/5/2024	HUB	52,852	-	52,852
USD	1,375,530	CLP	1,327,993	8/5/2024	HUB	47,537	-	47,537
USD	1,318,319	CLP	1,274,874	8/5/2024	HUB	43,445	-	43,445
USD	1,263,606	CLP	1,221,754	8/5/2024	HUB	41,852	-	41,852
USD	1,266,450	CLP	1,221,754	8/5/2024	HUB	44,696	-	44,696
USD	1,208,446	CLP	1,168,634	8/5/2024	HUB	39,812	-	39,812
USD	1,155,843	CLP	1,115,515	8/5/2024	HUB	40,328	-	40,328
USD	1,155,720	CLP	1,115,515	8/5/2024	HUB	40,205	-	40,205
USD	1,099,275	CLP	1,062,395	8/5/2024	HUB	36,880	-	36,880
USD	1,045,436	CLP	1,009,275	8/5/2024	HUB	36,161	-	36,161
USD	1,045,921	CLP	1,009,275	8/5/2024	HUB	36,646	-	36,646
USD	990,314	CLP	956,155	8/5/2024	HUB	34,159	-	34,159
USD	973,836	CLP	956,155	8/5/2024	HUB	17,681	-	17,681

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	919,005	CLP	903,036	8/5/2024	HUB	$15,969	$-	$15,969
USD	918,407	CLP	903,036	8/5/2024	HUB	15,371	-	15,371
USD	935,423	CLP	903,036	8/5/2024	HUB	32,387	-	32,387
USD	935,464	CLP	903,036	8/5/2024	HUB	32,428	-	32,428
USD	809,920	CLP	796,796	8/5/2024	HUB	13,124	-	13,124
USD	755,520	CLP	743,676	8/5/2024	HUB	11,844	-	11,844
USD	770,806	CLP	743,676	8/5/2024	HUB	27,130	-	27,130
USD	703,144	CLP	690,557	8/5/2024	HUB	12,587	-	12,587
USD	647,522	CLP	637,437	8/5/2024	HUB	10,085	-	10,085
USD	660,080	CLP	637,437	8/5/2024	HUB	22,643	-	22,643
USD	659,095	CLP	637,437	8/5/2024	HUB	21,658	-	21,658
USD	379,038	CLP	371,838	8/5/2024	HUB	7,200	-	7,200
USD	321,075	CLP	318,718	8/5/2024	HUB	2,357	-	2,357
USD	265,727	CLP	265,599	8/5/2024	HUB	128	-	128
USD	269,127	CLP	265,599	8/5/2024	HUB	3,528	-	3,528
USD	269,327	CLP	265,599	8/5/2024	HUB	3,728	-	3,728
USD	268,962	CLP	265,599	8/5/2024	HUB	3,363	-	3,363
USD	269,153	CLP	265,599	8/5/2024	HUB	3,554	-	3,554
USD	269,095	CLP	265,599	8/5/2024	HUB	3,496	-	3,496
USD	268,838	CLP	265,599	8/5/2024	HUB	3,239	-	3,239
USD	266,992	CLP	265,599	8/5/2024	HUB	1,393	-	1,393
USD	267,595	CLP	265,599	8/5/2024	HUB	1,996	-	1,996
USD	267,406	CLP	265,599	8/5/2024	HUB	1,807	-	1,807
USD	212,660	CLP	212,479	8/5/2024	HUB	181	-	181
USD	212,737	CLP	212,479	8/5/2024	HUB	258	-	258
USD	212,581	CLP	212,479	8/5/2024	HUB	102	-	102
USD	212,689	CLP	212,479	8/5/2024	HUB	210	-	210
USD	212,511	CLP	212,479	8/5/2024	HUB	32	-	32
USD	212,465	CLP	212,479	8/5/2024	HUB	-	(14)	(14)
USD	212,651	CLP	212,479	8/5/2024	HUB	172	-	172
USD	212,698	CLP	212,479	8/5/2024	HUB	219	-	219
USD	215,119	CLP	212,479	8/5/2024	HUB	2,640	-	2,640
USD	215,223	CLP	212,479	8/5/2024	HUB	2,744	-	2,744
USD	215,149	CLP	212,479	8/5/2024	HUB	2,670	-	2,670
USD	215,302	CLP	212,479	8/5/2024	HUB	2,823	-	2,823
USD	214,938	CLP	212,479	8/5/2024	HUB	2,459	-	2,459
USD	214,163	CLP	212,479	8/5/2024	HUB	1,684	-	1,684
USD	213,817	CLP	212,479	8/5/2024	HUB	1,338	-	1,338
USD	213,849	CLP	212,479	8/5/2024	HUB	1,370	-	1,370
USD	213,885	CLP	212,479	8/5/2024	HUB	1,406	-	1,406
USD	213,735	CLP	212,479	8/5/2024	HUB	1,256	-	1,256
USD	214,030	CLP	212,479	8/5/2024	HUB	1,551	-	1,551
USD	214,101	CLP	212,479	8/5/2024	HUB	1,622	-	1,622
USD	159,379	CLP	159,359	8/5/2024	HUB	20	-	20
USD	159,720	CLP	159,359	8/5/2024	HUB	361	-	361
USD	159,865	CLP	159,359	8/5/2024	HUB	506	-	506
USD	159,593	CLP	159,359	8/5/2024	HUB	234	-	234
USD	159,439	CLP	159,359	8/5/2024	HUB	80	-	80
USD	159,484	CLP	159,359	8/5/2024	HUB	125	-	125
USD	159,418	CLP	159,359	8/5/2024	HUB	59	-	59
USD	159,384	CLP	159,359	8/5/2024	HUB	25	-	25
USD	159,432	CLP	159,359	8/5/2024	HUB	73	-	73
USD	159,410	CLP	159,359	8/5/2024	HUB	51	-	51
USD	159,462	CLP	159,359	8/5/2024	HUB	103	-	103
USD	159,545	CLP	159,359	8/5/2024	HUB	186	-	186
USD	160,258	CLP	159,359	8/5/2024	HUB	899	-	899
USD	161,613	CLP	159,359	8/5/2024	HUB	2,254	-	2,254
USD	161,444	CLP	159,359	8/5/2024	HUB	2,085	-	2,085
USD	161,372	CLP	159,359	8/5/2024	HUB	2,013	-	2,013

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	161,489	CLP	159,359	8/5/2024	HUB	$2,130	$-	$2,130
USD	161,431	CLP	159,359	8/5/2024	HUB	2,072	-	2,072
USD	161,176	CLP	159,359	8/5/2024	HUB	1,817	-	1,817
USD	160,866	CLP	159,359	8/5/2024	HUB	1,507	-	1,507
USD	161,081	CLP	159,359	8/5/2024	HUB	1,722	-	1,722
USD	161,014	CLP	159,359	8/5/2024	HUB	1,655	-	1,655
USD	160,885	CLP	159,359	8/5/2024	HUB	1,526	-	1,526
USD	160,822	CLP	159,359	8/5/2024	HUB	1,463	-	1,463
USD	160,706	CLP	159,359	8/5/2024	HUB	1,347	-	1,347
USD	160,539	CLP	159,359	8/5/2024	HUB	1,180	-	1,180
USD	160,507	CLP	159,359	8/5/2024	HUB	1,148	-	1,148
USD	160,565	CLP	159,359	8/5/2024	HUB	1,206	-	1,206
USD	160,326	CLP	159,359	8/5/2024	HUB	967	-	967
USD	160,548	CLP	159,359	8/5/2024	HUB	1,189	-	1,189
USD	160,483	CLP	159,359	8/5/2024	HUB	1,124	-	1,124
USD	160,456	CLP	159,359	8/5/2024	HUB	1,097	-	1,097
USD	160,147	CLP	159,359	8/5/2024	HUB	788	-	788
USD	106,310	CLP	106,239	8/5/2024	HUB	71	-	71
USD	106,317	CLP	106,239	8/5/2024	HUB	78	-	78
USD	106,289	CLP	106,239	8/5/2024	HUB	50	-	50
USD	106,230	CLP	106,239	8/5/2024	HUB	-	(9)	(9)
USD	106,346	CLP	106,239	8/5/2024	HUB	107	-	107
USD	106,315	CLP	106,239	8/5/2024	HUB	76	-	76
USD	106,309	CLP	106,239	8/5/2024	HUB	70	-	70
USD	106,261	CLP	106,239	8/5/2024	HUB	22	-	22
USD	106,266	CLP	106,239	8/5/2024	HUB	27	-	27
USD	106,387	CLP	106,239	8/5/2024	HUB	148	-	148
USD	106,573	CLP	106,239	8/5/2024	HUB	334	-	334
USD	106,444	CLP	106,239	8/5/2024	HUB	205	-	205
USD	106,422	CLP	106,239	8/5/2024	HUB	183	-	183
USD	106,402	CLP	106,239	8/5/2024	HUB	163	-	163
USD	106,356	CLP	106,239	8/5/2024	HUB	117	-	117
USD	106,276	CLP	106,239	8/5/2024	HUB	37	-	37
USD	106,368	CLP	106,239	8/5/2024	HUB	129	-	129
USD	106,317	CLP	106,239	8/5/2024	HUB	78	-	78
USD	106,311	CLP	106,239	8/5/2024	HUB	72	-	72
USD	106,294	CLP	106,239	8/5/2024	HUB	55	-	55
USD	106,263	CLP	106,239	8/5/2024	HUB	24	-	24
USD	106,279	CLP	106,239	8/5/2024	HUB	40	-	40
USD	106,242	CLP	106,239	8/5/2024	HUB	3	-	3
USD	106,268	CLP	106,239	8/5/2024	HUB	29	-	29
USD	106,282	CLP	106,239	8/5/2024	HUB	43	-	43
USD	106,295	CLP	106,239	8/5/2024	HUB	56	-	56
USD	106,529	CLP	106,239	8/5/2024	HUB	290	-	290
USD	106,321	CLP	106,239	8/5/2024	HUB	82	-	82
USD	106,362	CLP	106,239	8/5/2024	HUB	123	-	123
USD	107,107	CLP	106,239	8/5/2024	HUB	868	-	868
USD	107,657	CLP	106,239	8/5/2024	HUB	1,418	-	1,418
USD	107,620	CLP	106,239	8/5/2024	HUB	1,381	-	1,381
USD	106,314	CLP	106,239	8/5/2024	HUB	75	-	75
USD	106,272	CLP	106,239	8/5/2024	HUB	33	-	33
USD	106,301	CLP	106,239	8/5/2024	HUB	62	-	62
USD	106,313	CLP	106,239	8/5/2024	HUB	74	-	74
USD	106,310	CLP	106,239	8/5/2024	HUB	71	-	71
USD	106,437	CLP	106,239	8/5/2024	HUB	198	-	198
USD	106,262	CLP	106,239	8/5/2024	HUB	23	-	23
USD	106,231	CLP	106,239	8/5/2024	HUB	-	(8)	(8)
USD	106,236	CLP	106,239	8/5/2024	HUB	-	(3)	(3)
USD	106,248	CLP	106,239	8/5/2024	HUB	9	-	9

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	106,284	CLP	106,239	8/5/2024	HUB	$45	$-	$45
USD	106,323	CLP	106,239	8/5/2024	HUB	84	-	84
USD	106,289	CLP	106,239	8/5/2024	HUB	50	-	50
USD	107,199	CLP	106,239	8/5/2024	HUB	960	-	960
USD	107,418	CLP	106,239	8/5/2024	HUB	1,179	-	1,179
USD	107,251	CLP	106,239	8/5/2024	HUB	1,012	-	1,012
USD	107,247	CLP	106,239	8/5/2024	HUB	1,008	-	1,008
USD	107,432	CLP	106,239	8/5/2024	HUB	1,193	-	1,193
USD	107,294	CLP	106,239	8/5/2024	HUB	1,055	-	1,055
USD	107,352	CLP	106,239	8/5/2024	HUB	1,113	-	1,113
USD	107,197	CLP	106,239	8/5/2024	HUB	958	-	958
USD	107,330	CLP	106,239	8/5/2024	HUB	1,091	-	1,091
USD	107,439	CLP	106,239	8/5/2024	HUB	1,200	-	1,200
USD	107,282	CLP	106,239	8/5/2024	HUB	1,043	-	1,043
USD	107,404	CLP	106,239	8/5/2024	HUB	1,165	-	1,165
USD	107,272	CLP	106,239	8/5/2024	HUB	1,033	-	1,033
USD	107,209	CLP	106,239	8/5/2024	HUB	970	-	970
USD	107,335	CLP	106,239	8/5/2024	HUB	1,096	-	1,096
USD	107,174	CLP	106,239	8/5/2024	HUB	935	-	935
USD	107,046	CLP	106,239	8/5/2024	HUB	807	-	807
USD	107,002	CLP	106,239	8/5/2024	HUB	763	-	763
USD	106,891	CLP	106,239	8/5/2024	HUB	652	-	652
USD	106,949	CLP	106,239	8/5/2024	HUB	710	-	710
USD	107,109	CLP	106,239	8/5/2024	HUB	870	-	870
USD	107,102	CLP	106,239	8/5/2024	HUB	863	-	863
USD	106,990	CLP	106,239	8/5/2024	HUB	751	-	751
USD	107,067	CLP	106,239	8/5/2024	HUB	828	-	828
USD	106,784	CLP	106,239	8/5/2024	HUB	545	-	545
USD	106,999	CLP	106,239	8/5/2024	HUB	760	-	760
USD	53,191	CLP	53,120	8/5/2024	HUB	71	-	71
USD	53,156	CLP	53,120	8/5/2024	HUB	36	-	36
USD	53,239	CLP	53,120	8/5/2024	HUB	119	-	119
USD	53,182	CLP	53,120	8/5/2024	HUB	62	-	62
USD	53,157	CLP	53,120	8/5/2024	HUB	37	-	37
USD	53,174	CLP	53,120	8/5/2024	HUB	54	-	54
USD	53,167	CLP	53,120	8/5/2024	HUB	47	-	47
USD	53,175	CLP	53,120	8/5/2024	HUB	55	-	55
USD	53,148	CLP	53,120	8/5/2024	HUB	28	-	28
USD	53,122	CLP	53,120	8/5/2024	HUB	2	-	2
USD	53,132	CLP	53,120	8/5/2024	HUB	12	-	12
USD	54,058	CLP	53,120	8/5/2024	HUB	938	-	938
USD	53,216	CLP	53,120	8/5/2024	HUB	96	-	96
USD	53,200	CLP	53,120	8/5/2024	HUB	80	-	80
USD	53,144	CLP	53,120	8/5/2024	HUB	24	-	24
USD	53,112	CLP	53,120	8/5/2024	HUB	-	(8)	(8)
USD	53,187	CLP	53,120	8/5/2024	HUB	67	-	67
USD	53,202	CLP	53,120	8/5/2024	HUB	82	-	82
USD	53,202	CLP	53,120	8/5/2024	HUB	82	-	82
USD	53,149	CLP	53,120	8/5/2024	HUB	29	-	29
USD	53,146	CLP	53,120	8/5/2024	HUB	26	-	26
USD	53,160	CLP	53,120	8/5/2024	HUB	40	-	40
USD	53,135	CLP	53,120	8/5/2024	HUB	15	-	15
USD	53,120	CLP	53,120	8/5/2024	HUB	-	-	-
USD	53,219	CLP	53,120	8/5/2024	HUB	99	-	99
USD	53,195	CLP	53,120	8/5/2024	HUB	75	-	75
USD	53,139	CLP	53,120	8/5/2024	HUB	19	-	19
USD	53,147	CLP	53,120	8/5/2024	HUB	27	-	27
USD	53,154	CLP	53,120	8/5/2024	HUB	34	-	34
USD	53,206	CLP	53,120	8/5/2024	HUB	86	-	86

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	53,233	CLP	53,120	8/5/2024	HUB	$113	$-	$113
USD	53,143	CLP	53,120	8/5/2024	HUB	23	-	23
USD	53,621	CLP	53,120	8/5/2024	HUB	501	-	501
USD	53,578	CLP	53,120	8/5/2024	HUB	458	-	458
USD	53,570	CLP	53,120	8/5/2024	HUB	450	-	450
USD	53,625	CLP	53,120	8/5/2024	HUB	505	-	505
USD	53,652	CLP	53,120	8/5/2024	HUB	532	-	532
USD	53,674	CLP	53,120	8/5/2024	HUB	554	-	554
USD	53,564	CLP	53,120	8/5/2024	HUB	444	-	444
USD	53,720	CLP	53,120	8/5/2024	HUB	600	-	600
USD	53,635	CLP	53,120	8/5/2024	HUB	515	-	515
USD	53,727	CLP	53,120	8/5/2024	HUB	607	-	607
USD	53,610	CLP	53,120	8/5/2024	HUB	490	-	490
USD	53,491	CLP	53,120	8/5/2024	HUB	371	-	371
USD	53,466	CLP	53,120	8/5/2024	HUB	346	-	346
USD	53,452	CLP	53,120	8/5/2024	HUB	332	-	332
USD	53,434	CLP	53,120	8/5/2024	HUB	314	-	314
USD	106,246,923	KRW	105,397,721	8/6/2024	HUB	849,202	-	849,202
JPY	64,240	AUD	66,774	8/7/2024	HUB	-	(2,534)	(2,534)
JPY	64,265	AUD	66,775	8/7/2024	HUB	-	(2,510)	(2,510)
JPY	64,299	AUD	66,774	8/7/2024	HUB	-	(2,475)	(2,475)
JPY	64,306	AUD	66,775	8/7/2024	HUB	-	(2,469)	(2,469)
JPY	64,327	AUD	66,774	8/7/2024	HUB	-	(2,447)	(2,447)
JPY	64,343	AUD	66,775	8/7/2024	HUB	-	(2,432)	(2,432)
JPY	64,376	AUD	66,775	8/7/2024	HUB	-	(2,399)	(2,399)
JPY	64,378	AUD	66,775	8/7/2024	HUB	-	(2,397)	(2,397)
JPY	64,387	AUD	66,775	8/7/2024	HUB	-	(2,388)	(2,388)
AUD	66,775	JPY	64,610	8/7/2024	HUB	2,165	-	2,165
JPY	128,390	AUD	133,550	8/7/2024	HUB	-	(5,160)	(5,160)
JPY	128,443	AUD	133,549	8/7/2024	HUB	-	(5,106)	(5,106)
JPY	128,557	AUD	133,550	8/7/2024	HUB	-	(4,993)	(4,993)
JPY	128,661	AUD	133,549	8/7/2024	HUB	-	(4,888)	(4,888)
JPY	191,325	AUD	200,324	8/7/2024	HUB	-	(8,999)	(8,999)
JPY	191,400	AUD	200,325	8/7/2024	HUB	-	(8,925)	(8,925)
JPY	193,070	AUD	200,325	8/7/2024	HUB	-	(7,255)	(7,255)
JPY	193,070	AUD	200,325	8/7/2024	HUB	-	(7,255)	(7,255)
JPY	256,246	AUD	267,099	8/7/2024	HUB	-	(10,853)	(10,853)
JPY	257,406	AUD	267,099	8/7/2024	HUB	-	(9,693)	(9,693)
JPY	257,420	AUD	267,099	8/7/2024	HUB	-	(9,679)	(9,679)
JPY	257,494	AUD	267,099	8/7/2024	HUB	-	(9,605)	(9,605)
JPY	321,999	AUD	333,874	8/7/2024	HUB	-	(11,875)	(11,875)
JPY	383,285	AUD	400,649	8/7/2024	HUB	-	(17,364)	(17,364)
JPY	385,774	AUD	400,649	8/7/2024	HUB	-	(14,875)	(14,875)
JPY	510,325	AUD	534,198	8/7/2024	HUB	-	(23,873)	(23,873)
JPY	510,742	AUD	534,198	8/7/2024	HUB	-	(23,456)	(23,456)
JPY	510,760	AUD	534,198	8/7/2024	HUB	-	(23,438)	(23,438)
JPY	704,656	AUD	734,522	8/7/2024	HUB	-	(29,866)	(29,866)
AUD	734,523	JPY	710,633	8/7/2024	HUB	23,890	-	23,890
AUD	734,523	JPY	721,007	8/7/2024	HUB	13,516	-	13,516
JPY	765,245	AUD	801,297	8/7/2024	HUB	-	(36,052)	(36,052)
JPY	766,602	AUD	801,297	8/7/2024	HUB	-	(34,695)	(34,695)
AUD	801,297	JPY	798,341	8/7/2024	HUB	2,956	-	2,956
JPY	829,083	AUD	868,072	8/7/2024	HUB	-	(38,989)	(38,989)
JPY	830,283	AUD	868,072	8/7/2024	HUB	-	(37,789)	(37,789)
JPY	956,376	AUD	1,001,622	8/7/2024	HUB	-	(45,246)	(45,246)
JPY	956,441	AUD	1,001,622	8/7/2024	HUB	-	(45,181)	(45,181)
JPY	1,152,009	AUD	1,201,946	8/7/2024	HUB	-	(49,937)	(49,937)
JPY	1,281,147	AUD	1,335,496	8/7/2024	HUB	-	(54,349)	(54,349)
AUD	1,535,820	JPY	1,519,677	8/7/2024	HUB	16,143	-	16,143

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AUD	1,802,919	JPY	1,740,868	8/7/2024	HUB	$62,051	$-	$62,051
AUD	2,136,793	JPY	2,111,412	8/7/2024	HUB	25,381	-	25,381
AUD	2,670,991	JPY	2,657,343	8/7/2024	HUB	13,648	-	13,648
AUD	2,737,766	JPY	2,699,530	8/7/2024	HUB	38,236	-	38,236
AUD	2,804,541	JPY	2,725,046	8/7/2024	HUB	79,495	-	79,495
AUD	2,938,090	JPY	2,859,977	8/7/2024	HUB	78,113	-	78,113
AUD	14,208,030	JPY	13,642,371	8/7/2024	HUB	565,659	-	565,659
AUD	28,814,415	JPY	27,668,920	8/7/2024	HUB	1,145,495	-	1,145,495
AUD	49,794,496	JPY	47,802,571	8/7/2024	HUB	1,991,925	-	1,991,925
COP	191,580	USD	206,229	8/8/2024	HUB	-	(14,649)	(14,649)
COP	478,951	USD	516,160	8/8/2024	HUB	-	(37,209)	(37,209)
COP	1,580,537	USD	1,702,765	8/8/2024	HUB	-	(122,228)	(122,228)
COP	2,079,179	USD	2,211,233	8/8/2024	HUB	-	(132,054)	(132,054)
COP	2,079,179	USD	2,212,715	8/8/2024	HUB	-	(133,536)	(133,536)
COP	5,564,337	USD	5,914,443	8/8/2024	HUB	-	(350,106)	(350,106)
USD	2,960,913	COP	2,921,598	8/8/2024	HUB	39,315	-	39,315
USD	1,300,438	COP	1,245,271	8/8/2024	HUB	55,167	-	55,167
USD	1,200,465	COP	1,149,481	8/8/2024	HUB	50,984	-	50,984
USD	1,093,548	COP	1,101,586	8/8/2024	HUB	-	(8,038)	(8,038)
USD	1,058,927	COP	1,005,796	8/8/2024	HUB	53,131	-	53,131
USD	503,422	COP	478,951	8/8/2024	HUB	24,471	-	24,471
USD	454,090	COP	431,055	8/8/2024	HUB	23,035	-	23,035
USD	352,963	COP	335,265	8/8/2024	HUB	17,698	-	17,698
USD	196,268	COP	191,580	8/8/2024	HUB	4,688	-	4,688
USD	142,789	COP	143,685	8/8/2024	HUB	-	(896)	(896)
USD	147,126	COP	143,685	8/8/2024	HUB	3,441	-	3,441
USD	147,085	COP	143,685	8/8/2024	HUB	3,400	-	3,400
USD	147,306	COP	143,685	8/8/2024	HUB	3,621	-	3,621
USD	147,222	COP	143,685	8/8/2024	HUB	3,537	-	3,537
USD	147,113	COP	143,685	8/8/2024	HUB	3,428	-	3,428
USD	147,212	COP	143,685	8/8/2024	HUB	3,527	-	3,527
USD	95,132	COP	95,790	8/8/2024	HUB	-	(658)	(658)
USD	95,257	COP	95,790	8/8/2024	HUB	-	(533)	(533)
USD	95,286	COP	95,790	8/8/2024	HUB	-	(504)	(504)
USD	95,180	COP	95,790	8/8/2024	HUB	-	(610)	(610)
USD	95,262	COP	95,790	8/8/2024	HUB	-	(528)	(528)
USD	95,236	COP	95,790	8/8/2024	HUB	-	(554)	(554)
USD	95,208	COP	95,790	8/8/2024	HUB	-	(582)	(582)
USD	98,111	COP	95,790	8/8/2024	HUB	2,321	-	2,321
USD	98,137	COP	95,790	8/8/2024	HUB	2,347	-	2,347
USD	98,126	COP	95,790	8/8/2024	HUB	2,336	-	2,336
USD	98,063	COP	95,790	8/8/2024	HUB	2,273	-	2,273
USD	98,195	COP	95,790	8/8/2024	HUB	2,405	-	2,405
USD	98,153	COP	95,790	8/8/2024	HUB	2,363	-	2,363
USD	98,036	COP	95,790	8/8/2024	HUB	2,246	-	2,246
USD	98,080	COP	95,790	8/8/2024	HUB	2,290	-	2,290
USD	47,570	COP	47,895	8/8/2024	HUB	-	(325)	(325)
USD	47,617	COP	47,895	8/8/2024	HUB	-	(278)	(278)
USD	47,576	COP	47,895	8/8/2024	HUB	-	(319)	(319)
USD	47,610	COP	47,895	8/8/2024	HUB	-	(285)	(285)
USD	47,573	COP	47,895	8/8/2024	HUB	-	(322)	(322)
USD	47,615	COP	47,895	8/8/2024	HUB	-	(280)	(280)
USD	49,047	COP	47,895	8/8/2024	HUB	1,152	-	1,152
USD	49,052	COP	47,895	8/8/2024	HUB	1,157	-	1,157
USD	49,111	COP	47,895	8/8/2024	HUB	1,216	-	1,216
USD	49,094	COP	47,895	8/8/2024	HUB	1,199	-	1,199
USD	49,053	COP	47,895	8/8/2024	HUB	1,158	-	1,158
USD	49,102	COP	47,895	8/8/2024	HUB	1,207	-	1,207
USD	49,043	COP	47,895	8/8/2024	HUB	1,148	-	1,148

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	49,034	COP	47,895	8/8/2024	HUB	$1,139	$-	$1,139
CHF	105,700	EUR	107,302	8/12/2024	HUB	-	(1,602)	(1,602)
CHF	105,734	EUR	107,303	8/12/2024	HUB	-	(1,569)	(1,569)
CHF	105,738	EUR	107,303	8/12/2024	HUB	-	(1,565)	(1,565)
CHF	105,744	EUR	107,303	8/12/2024	HUB	-	(1,559)	(1,559)
CHF	105,869	EUR	107,303	8/12/2024	HUB	-	(1,434)	(1,434)
CHF	105,874	EUR	107,303	8/12/2024	HUB	-	(1,429)	(1,429)
CHF	105,897	EUR	107,303	8/12/2024	HUB	-	(1,406)	(1,406)
CHF	105,925	EUR	107,302	8/12/2024	HUB	-	(1,377)	(1,377)
CHF	105,931	EUR	107,303	8/12/2024	HUB	-	(1,372)	(1,372)
CHF	106,176	EUR	107,303	8/12/2024	HUB	-	(1,127)	(1,127)
CHF	106,220	EUR	107,303	8/12/2024	HUB	-	(1,083)	(1,083)
CHF	106,227	EUR	107,303	8/12/2024	HUB	-	(1,076)	(1,076)
CHF	106,237	EUR	107,303	8/12/2024	HUB	-	(1,066)	(1,066)
CHF	106,271	EUR	107,303	8/12/2024	HUB	-	(1,032)	(1,032)
CHF	106,277	EUR	107,303	8/12/2024	HUB	-	(1,026)	(1,026)
CHF	106,282	EUR	107,303	8/12/2024	HUB	-	(1,021)	(1,021)
CHF	106,354	EUR	107,303	8/12/2024	HUB	-	(949)	(949)
CHF	106,370	EUR	107,303	8/12/2024	HUB	-	(933)	(933)
CHF	106,401	EUR	107,302	8/12/2024	HUB	-	(901)	(901)
CHF	106,548	EUR	107,303	8/12/2024	HUB	-	(755)	(755)
CHF	106,607	EUR	107,303	8/12/2024	HUB	-	(696)	(696)
CHF	106,646	EUR	107,303	8/12/2024	HUB	-	(657)	(657)
CHF	107,354	EUR	107,302	8/12/2024	HUB	52	-	52
CHF	107,390	EUR	107,302	8/12/2024	HUB	88	-	88
CHF	107,405	EUR	107,302	8/12/2024	HUB	103	-	103
CHF	107,435	EUR	107,303	8/12/2024	HUB	132	-	132
CHF	107,471	EUR	107,303	8/12/2024	HUB	168	-	168
CHF	107,478	EUR	107,303	8/12/2024	HUB	175	-	175
CHF	107,508	EUR	107,303	8/12/2024	HUB	205	-	205
CHF	107,870	EUR	107,303	8/12/2024	HUB	567	-	567
CHF	107,966	EUR	107,303	8/12/2024	HUB	663	-	663
CHF	108,021	EUR	107,303	8/12/2024	HUB	718	-	718
CHF	108,022	EUR	107,303	8/12/2024	HUB	719	-	719
CHF	108,032	EUR	107,303	8/12/2024	HUB	729	-	729
CHF	108,059	EUR	107,303	8/12/2024	HUB	756	-	756
CHF	108,089	EUR	107,302	8/12/2024	HUB	787	-	787
CHF	108,092	EUR	107,303	8/12/2024	HUB	789	-	789
CHF	108,096	EUR	107,303	8/12/2024	HUB	793	-	793
CHF	108,100	EUR	107,303	8/12/2024	HUB	797	-	797
CHF	108,103	EUR	107,303	8/12/2024	HUB	800	-	800
CHF	108,112	EUR	107,303	8/12/2024	HUB	809	-	809
CHF	108,112	EUR	107,303	8/12/2024	HUB	809	-	809
CHF	108,116	EUR	107,303	8/12/2024	HUB	813	-	813
CHF	211,400	EUR	214,605	8/12/2024	HUB	-	(3,205)	(3,205)
EUR	211,403	PLN	212,344	8/12/2024	HUB	-	(941)	(941)
CHF	211,548	EUR	214,605	8/12/2024	HUB	-	(3,057)	(3,057)
CHF	211,554	EUR	214,606	8/12/2024	HUB	-	(3,052)	(3,052)
CHF	211,555	EUR	214,606	8/12/2024	HUB	-	(3,051)	(3,051)
CHF	211,556	EUR	214,605	8/12/2024	HUB	-	(3,049)	(3,049)
CHF	211,602	EUR	214,606	8/12/2024	HUB	-	(3,004)	(3,004)
CHF	211,624	EUR	214,605	8/12/2024	HUB	-	(2,981)	(2,981)
CHF	211,664	EUR	214,606	8/12/2024	HUB	-	(2,942)	(2,942)
CHF	211,666	EUR	214,606	8/12/2024	HUB	-	(2,940)	(2,940)
CHF	211,667	EUR	214,606	8/12/2024	HUB	-	(2,939)	(2,939)
CHF	211,682	EUR	214,606	8/12/2024	HUB	-	(2,924)	(2,924)
CHF	211,683	EUR	214,606	8/12/2024	HUB	-	(2,923)	(2,923)
CHF	211,686	EUR	214,606	8/12/2024	HUB	-	(2,920)	(2,920)
CHF	211,699	EUR	214,606	8/12/2024	HUB	-	(2,907)	(2,907)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CHF	211,763	EUR	214,605	8/12/2024	HUB	$-	$(2,842)	$(2,842)
CHF	211,769	EUR	214,605	8/12/2024	HUB	-	(2,836)	(2,836)
CHF	211,769	EUR	214,605	8/12/2024	HUB	-	(2,836)	(2,836)
CHF	211,873	EUR	214,606	8/12/2024	HUB	-	(2,733)	(2,733)
CHF	211,927	EUR	214,606	8/12/2024	HUB	-	(2,679)	(2,679)
CHF	211,992	EUR	214,606	8/12/2024	HUB	-	(2,614)	(2,614)
CHF	212,038	EUR	214,606	8/12/2024	HUB	-	(2,568)	(2,568)
CHF	212,084	EUR	214,605	8/12/2024	HUB	-	(2,521)	(2,521)
CHF	212,112	EUR	214,606	8/12/2024	HUB	-	(2,494)	(2,494)
CHF	212,118	EUR	214,605	8/12/2024	HUB	-	(2,487)	(2,487)
CHF	212,121	EUR	214,605	8/12/2024	HUB	-	(2,484)	(2,484)
CHF	212,162	EUR	214,606	8/12/2024	HUB	-	(2,444)	(2,444)
CHF	212,356	EUR	214,605	8/12/2024	HUB	-	(2,249)	(2,249)
CHF	212,387	EUR	214,606	8/12/2024	HUB	-	(2,219)	(2,219)
CHF	212,418	EUR	214,606	8/12/2024	HUB	-	(2,188)	(2,188)
CHF	212,426	EUR	214,605	8/12/2024	HUB	-	(2,179)	(2,179)
CHF	212,435	EUR	214,606	8/12/2024	HUB	-	(2,171)	(2,171)
CHF	212,445	EUR	214,606	8/12/2024	HUB	-	(2,161)	(2,161)
CHF	212,488	EUR	214,606	8/12/2024	HUB	-	(2,118)	(2,118)
CHF	212,497	EUR	214,606	8/12/2024	HUB	-	(2,109)	(2,109)
CHF	212,535	EUR	214,605	8/12/2024	HUB	-	(2,070)	(2,070)
CHF	212,538	EUR	214,605	8/12/2024	HUB	-	(2,067)	(2,067)
CHF	212,575	EUR	214,605	8/12/2024	HUB	-	(2,030)	(2,030)
CHF	212,644	EUR	214,606	8/12/2024	HUB	-	(1,962)	(1,962)
CHF	212,671	EUR	214,606	8/12/2024	HUB	-	(1,935)	(1,935)
CHF	212,722	EUR	214,605	8/12/2024	HUB	-	(1,883)	(1,883)
CHF	212,776	EUR	214,605	8/12/2024	HUB	-	(1,829)	(1,829)
CHF	212,875	EUR	214,606	8/12/2024	HUB	-	(1,731)	(1,731)
CHF	212,914	EUR	214,605	8/12/2024	HUB	-	(1,691)	(1,691)
CHF	213,003	EUR	214,605	8/12/2024	HUB	-	(1,602)	(1,602)
CHF	213,036	EUR	214,605	8/12/2024	HUB	-	(1,569)	(1,569)
CHF	213,174	EUR	214,605	8/12/2024	HUB	-	(1,431)	(1,431)
CHF	213,182	EUR	214,606	8/12/2024	HUB	-	(1,424)	(1,424)
CHF	214,517	EUR	214,606	8/12/2024	HUB	-	(89)	(89)
CHF	214,546	EUR	214,606	8/12/2024	HUB	-	(60)	(60)
CHF	214,547	EUR	214,606	8/12/2024	HUB	-	(59)	(59)
CHF	214,550	EUR	214,605	8/12/2024	HUB	-	(55)	(55)
CHF	214,565	EUR	214,606	8/12/2024	HUB	-	(41)	(41)
CHF	214,572	EUR	214,605	8/12/2024	HUB	-	(33)	(33)
CHF	214,580	EUR	214,606	8/12/2024	HUB	-	(26)	(26)
CHF	214,612	EUR	214,606	8/12/2024	HUB	6	-	6
CHF	214,626	EUR	214,605	8/12/2024	HUB	21	-	21
CHF	214,642	EUR	214,606	8/12/2024	HUB	36	-	36
CHF	214,664	EUR	214,606	8/12/2024	HUB	58	-	58
CHF	214,730	EUR	214,606	8/12/2024	HUB	124	-	124
CHF	214,797	EUR	214,605	8/12/2024	HUB	192	-	192
CHF	214,838	EUR	214,605	8/12/2024	HUB	233	-	233
CHF	214,892	EUR	214,605	8/12/2024	HUB	287	-	287
CHF	214,917	EUR	214,605	8/12/2024	HUB	312	-	312
CHF	214,925	EUR	214,605	8/12/2024	HUB	320	-	320
CHF	214,942	EUR	214,606	8/12/2024	HUB	336	-	336
CHF	214,968	EUR	214,605	8/12/2024	HUB	363	-	363
CHF	215,004	EUR	214,606	8/12/2024	HUB	398	-	398
CHF	215,006	EUR	214,605	8/12/2024	HUB	401	-	401
CHF	215,027	EUR	214,606	8/12/2024	HUB	421	-	421
CHF	215,045	EUR	214,605	8/12/2024	HUB	440	-	440
CHF	215,070	EUR	214,606	8/12/2024	HUB	464	-	464
CHF	215,075	EUR	214,605	8/12/2024	HUB	470	-	470
CHF	215,086	EUR	214,605	8/12/2024	HUB	481	-	481

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CHF	215,097	EUR	214,606	8/12/2024	HUB	$491	$-	$491
CHF	215,110	EUR	214,605	8/12/2024	HUB	505	-	505
CHF	215,115	EUR	214,605	8/12/2024	HUB	510	-	510
CHF	215,124	EUR	214,605	8/12/2024	HUB	519	-	519
CHF	215,190	EUR	214,606	8/12/2024	HUB	584	-	584
CHF	215,232	EUR	214,606	8/12/2024	HUB	626	-	626
CHF	215,652	EUR	214,606	8/12/2024	HUB	1,046	-	1,046
CHF	215,695	EUR	214,606	8/12/2024	HUB	1,089	-	1,089
CHF	215,705	EUR	214,606	8/12/2024	HUB	1,099	-	1,099
CHF	215,722	EUR	214,606	8/12/2024	HUB	1,116	-	1,116
CHF	215,756	EUR	214,605	8/12/2024	HUB	1,151	-	1,151
CHF	215,772	EUR	214,606	8/12/2024	HUB	1,166	-	1,166
CHF	215,779	EUR	214,606	8/12/2024	HUB	1,173	-	1,173
CHF	215,782	EUR	214,606	8/12/2024	HUB	1,176	-	1,176
CHF	215,814	EUR	214,605	8/12/2024	HUB	1,209	-	1,209
CHF	215,848	EUR	214,606	8/12/2024	HUB	1,242	-	1,242
CHF	215,867	EUR	214,606	8/12/2024	HUB	1,261	-	1,261
CHF	215,875	EUR	214,605	8/12/2024	HUB	1,270	-	1,270
CHF	215,879	EUR	214,606	8/12/2024	HUB	1,273	-	1,273
CHF	215,889	EUR	214,606	8/12/2024	HUB	1,283	-	1,283
CHF	215,900	EUR	214,606	8/12/2024	HUB	1,294	-	1,294
CHF	215,908	EUR	214,606	8/12/2024	HUB	1,302	-	1,302
CHF	215,927	EUR	214,606	8/12/2024	HUB	1,321	-	1,321
CHF	215,972	EUR	214,606	8/12/2024	HUB	1,366	-	1,366
CHF	215,974	EUR	214,605	8/12/2024	HUB	1,369	-	1,369
CHF	215,978	EUR	214,606	8/12/2024	HUB	1,372	-	1,372
CHF	215,983	EUR	214,606	8/12/2024	HUB	1,377	-	1,377
CHF	215,998	EUR	214,606	8/12/2024	HUB	1,392	-	1,392
CHF	216,016	EUR	214,606	8/12/2024	HUB	1,410	-	1,410
CHF	216,021	EUR	214,606	8/12/2024	HUB	1,415	-	1,415
CHF	216,021	EUR	214,606	8/12/2024	HUB	1,415	-	1,415
CHF	216,036	EUR	214,605	8/12/2024	HUB	1,431	-	1,431
CHF	216,058	EUR	214,605	8/12/2024	HUB	1,453	-	1,453
CHF	216,069	EUR	214,606	8/12/2024	HUB	1,463	-	1,463
CHF	216,072	EUR	214,605	8/12/2024	HUB	1,467	-	1,467
CHF	216,076	EUR	214,605	8/12/2024	HUB	1,471	-	1,471
CHF	216,081	EUR	214,606	8/12/2024	HUB	1,475	-	1,475
CHF	216,089	EUR	214,605	8/12/2024	HUB	1,484	-	1,484
CHF	216,090	EUR	214,606	8/12/2024	HUB	1,484	-	1,484
CHF	216,153	EUR	214,606	8/12/2024	HUB	1,547	-	1,547
CHF	216,173	EUR	214,606	8/12/2024	HUB	1,567	-	1,567
CHF	216,180	EUR	214,605	8/12/2024	HUB	1,575	-	1,575
CHF	216,183	EUR	214,606	8/12/2024	HUB	1,577	-	1,577
CHF	216,193	EUR	214,605	8/12/2024	HUB	1,588	-	1,588
CHF	216,200	EUR	214,606	8/12/2024	HUB	1,594	-	1,594
CHF	216,201	EUR	214,606	8/12/2024	HUB	1,595	-	1,595
CHF	216,204	EUR	214,605	8/12/2024	HUB	1,599	-	1,599
CHF	216,217	EUR	214,605	8/12/2024	HUB	1,612	-	1,612
CHF	216,218	EUR	214,606	8/12/2024	HUB	1,612	-	1,612
CHF	216,219	EUR	214,606	8/12/2024	HUB	1,613	-	1,613
CHF	216,227	EUR	214,606	8/12/2024	HUB	1,621	-	1,621
CHF	216,230	EUR	214,605	8/12/2024	HUB	1,625	-	1,625
CHF	216,232	EUR	214,606	8/12/2024	HUB	1,626	-	1,626
CHF	216,236	EUR	214,605	8/12/2024	HUB	1,631	-	1,631
CHF	216,262	EUR	214,606	8/12/2024	HUB	1,656	-	1,656
CHF	216,262	EUR	214,605	8/12/2024	HUB	1,657	-	1,657
CHF	216,432	EUR	214,606	8/12/2024	HUB	1,826	-	1,826
CHF	216,434	EUR	214,606	8/12/2024	HUB	1,828	-	1,828
CHF	216,456	EUR	214,605	8/12/2024	HUB	1,851	-	1,851

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CHF	317,360	EUR	321,908	8/12/2024	HUB	$-	$(4,548)	$(4,548)
CHF	317,603	EUR	321,908	8/12/2024	HUB	-	(4,305)	(4,305)
CHF	317,679	EUR	321,908	8/12/2024	HUB	-	(4,229)	(4,229)
CHF	317,832	EUR	321,908	8/12/2024	HUB	-	(4,076)	(4,076)
CHF	317,942	EUR	321,909	8/12/2024	HUB	-	(3,967)	(3,967)
CHF	317,960	EUR	321,909	8/12/2024	HUB	-	(3,949)	(3,949)
CHF	317,969	EUR	321,908	8/12/2024	HUB	-	(3,939)	(3,939)
CHF	318,095	EUR	321,908	8/12/2024	HUB	-	(3,813)	(3,813)
CHF	318,159	EUR	321,908	8/12/2024	HUB	-	(3,749)	(3,749)
CHF	318,221	EUR	321,909	8/12/2024	HUB	-	(3,688)	(3,688)
CHF	318,240	EUR	321,908	8/12/2024	HUB	-	(3,668)	(3,668)
CHF	318,674	EUR	321,909	8/12/2024	HUB	-	(3,235)	(3,235)
CHF	318,725	EUR	321,908	8/12/2024	HUB	-	(3,183)	(3,183)
CHF	318,749	EUR	321,909	8/12/2024	HUB	-	(3,160)	(3,160)
CHF	318,754	EUR	321,909	8/12/2024	HUB	-	(3,155)	(3,155)
CHF	318,850	EUR	321,909	8/12/2024	HUB	-	(3,059)	(3,059)
CHF	318,908	EUR	321,909	8/12/2024	HUB	-	(3,001)	(3,001)
CHF	318,959	EUR	321,908	8/12/2024	HUB	-	(2,949)	(2,949)
CHF	318,979	EUR	321,908	8/12/2024	HUB	-	(2,929)	(2,929)
CHF	319,001	EUR	321,909	8/12/2024	HUB	-	(2,908)	(2,908)
CHF	319,406	EUR	321,908	8/12/2024	HUB	-	(2,502)	(2,502)
CHF	319,493	EUR	321,908	8/12/2024	HUB	-	(2,415)	(2,415)
CHF	319,562	EUR	321,908	8/12/2024	HUB	-	(2,346)	(2,346)
CHF	321,762	EUR	321,908	8/12/2024	HUB	-	(146)	(146)
CHF	321,836	EUR	321,908	8/12/2024	HUB	-	(72)	(72)
CHF	321,925	EUR	321,908	8/12/2024	HUB	17	-	17
CHF	321,960	EUR	321,909	8/12/2024	HUB	51	-	51
CHF	321,990	EUR	321,908	8/12/2024	HUB	82	-	82
CHF	321,991	EUR	321,909	8/12/2024	HUB	82	-	82
CHF	322,093	EUR	321,908	8/12/2024	HUB	185	-	185
CHF	322,136	EUR	321,909	8/12/2024	HUB	227	-	227
CHF	322,159	EUR	321,908	8/12/2024	HUB	251	-	251
CHF	322,188	EUR	321,908	8/12/2024	HUB	280	-	280
CHF	322,207	EUR	321,909	8/12/2024	HUB	298	-	298
CHF	322,235	EUR	321,908	8/12/2024	HUB	327	-	327
CHF	322,242	EUR	321,908	8/12/2024	HUB	334	-	334
CHF	322,278	EUR	321,909	8/12/2024	HUB	369	-	369
CHF	322,346	EUR	321,908	8/12/2024	HUB	438	-	438
CHF	322,392	EUR	321,908	8/12/2024	HUB	484	-	484
CHF	322,410	EUR	321,908	8/12/2024	HUB	502	-	502
CHF	322,420	EUR	321,908	8/12/2024	HUB	512	-	512
CHF	322,435	EUR	321,909	8/12/2024	HUB	526	-	526
CHF	322,448	EUR	321,908	8/12/2024	HUB	540	-	540
CHF	322,522	EUR	321,908	8/12/2024	HUB	614	-	614
CHF	322,564	EUR	321,909	8/12/2024	HUB	655	-	655
CHF	322,636	EUR	321,908	8/12/2024	HUB	728	-	728
CHF	322,641	EUR	321,908	8/12/2024	HUB	733	-	733
CHF	322,650	EUR	321,908	8/12/2024	HUB	742	-	742
CHF	322,654	EUR	321,908	8/12/2024	HUB	746	-	746
CHF	322,676	EUR	321,909	8/12/2024	HUB	767	-	767
CHF	322,689	EUR	321,908	8/12/2024	HUB	781	-	781
CHF	322,728	EUR	321,908	8/12/2024	HUB	820	-	820
CHF	322,742	EUR	321,909	8/12/2024	HUB	833	-	833
CHF	322,743	EUR	321,908	8/12/2024	HUB	835	-	835
CHF	322,778	EUR	321,909	8/12/2024	HUB	869	-	869
CHF	322,887	EUR	321,908	8/12/2024	HUB	979	-	979
CHF	323,000	EUR	321,908	8/12/2024	HUB	1,092	-	1,092
CHF	323,427	EUR	321,908	8/12/2024	HUB	1,519	-	1,519
CHF	323,463	EUR	321,908	8/12/2024	HUB	1,555	-	1,555

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CHF	323,555	EUR	321,908	8/12/2024	HUB	$1,647	$-	$1,647
CHF	323,559	EUR	321,908	8/12/2024	HUB	1,651	-	1,651
CHF	323,559	EUR	321,908	8/12/2024	HUB	1,651	-	1,651
CHF	323,593	EUR	321,908	8/12/2024	HUB	1,685	-	1,685
CHF	323,622	EUR	321,908	8/12/2024	HUB	1,714	-	1,714
CHF	323,644	EUR	321,908	8/12/2024	HUB	1,736	-	1,736
CHF	323,650	EUR	321,909	8/12/2024	HUB	1,741	-	1,741
CHF	323,691	EUR	321,909	8/12/2024	HUB	1,782	-	1,782
CHF	323,717	EUR	321,908	8/12/2024	HUB	1,809	-	1,809
CHF	323,737	EUR	321,908	8/12/2024	HUB	1,829	-	1,829
CHF	323,738	EUR	321,908	8/12/2024	HUB	1,830	-	1,830
CHF	323,760	EUR	321,908	8/12/2024	HUB	1,852	-	1,852
CHF	323,777	EUR	321,908	8/12/2024	HUB	1,869	-	1,869
CHF	323,790	EUR	321,908	8/12/2024	HUB	1,882	-	1,882
CHF	323,794	EUR	321,909	8/12/2024	HUB	1,885	-	1,885
CHF	323,799	EUR	321,908	8/12/2024	HUB	1,891	-	1,891
CHF	323,823	EUR	321,909	8/12/2024	HUB	1,914	-	1,914
CHF	323,830	EUR	321,908	8/12/2024	HUB	1,922	-	1,922
CHF	323,836	EUR	321,909	8/12/2024	HUB	1,927	-	1,927
CHF	323,838	EUR	321,909	8/12/2024	HUB	1,929	-	1,929
CHF	323,846	EUR	321,908	8/12/2024	HUB	1,938	-	1,938
CHF	323,858	EUR	321,908	8/12/2024	HUB	1,950	-	1,950
CHF	323,860	EUR	321,908	8/12/2024	HUB	1,952	-	1,952
CHF	323,864	EUR	321,908	8/12/2024	HUB	1,956	-	1,956
CHF	323,867	EUR	321,909	8/12/2024	HUB	1,958	-	1,958
CHF	323,884	EUR	321,909	8/12/2024	HUB	1,975	-	1,975
CHF	323,902	EUR	321,908	8/12/2024	HUB	1,994	-	1,994
CHF	323,904	EUR	321,909	8/12/2024	HUB	1,995	-	1,995
CHF	323,940	EUR	321,908	8/12/2024	HUB	2,032	-	2,032
CHF	323,951	EUR	321,908	8/12/2024	HUB	2,043	-	2,043
CHF	323,956	EUR	321,908	8/12/2024	HUB	2,048	-	2,048
CHF	323,984	EUR	321,909	8/12/2024	HUB	2,075	-	2,075
CHF	323,989	EUR	321,909	8/12/2024	HUB	2,080	-	2,080
CHF	324,003	EUR	321,909	8/12/2024	HUB	2,094	-	2,094
CHF	324,029	EUR	321,908	8/12/2024	HUB	2,121	-	2,121
CHF	324,031	EUR	321,908	8/12/2024	HUB	2,123	-	2,123
CHF	324,042	EUR	321,908	8/12/2024	HUB	2,134	-	2,134
CHF	324,045	EUR	321,908	8/12/2024	HUB	2,137	-	2,137
CHF	324,047	EUR	321,908	8/12/2024	HUB	2,139	-	2,139
CHF	324,098	EUR	321,908	8/12/2024	HUB	2,190	-	2,190
CHF	324,099	EUR	321,908	8/12/2024	HUB	2,191	-	2,191
CHF	324,116	EUR	321,908	8/12/2024	HUB	2,208	-	2,208
CHF	324,138	EUR	321,908	8/12/2024	HUB	2,230	-	2,230
CHF	324,141	EUR	321,909	8/12/2024	HUB	2,232	-	2,232
CHF	324,143	EUR	321,909	8/12/2024	HUB	2,234	-	2,234
CHF	324,169	EUR	321,909	8/12/2024	HUB	2,260	-	2,260
CHF	324,177	EUR	321,909	8/12/2024	HUB	2,268	-	2,268
CHF	324,182	EUR	321,908	8/12/2024	HUB	2,274	-	2,274
CHF	324,192	EUR	321,909	8/12/2024	HUB	2,283	-	2,283
CHF	324,218	EUR	321,909	8/12/2024	HUB	2,309	-	2,309
CHF	324,240	EUR	321,909	8/12/2024	HUB	2,331	-	2,331
CHF	324,247	EUR	321,908	8/12/2024	HUB	2,339	-	2,339
CHF	324,312	EUR	321,908	8/12/2024	HUB	2,404	-	2,404
CHF	324,312	EUR	321,908	8/12/2024	HUB	2,404	-	2,404
CHF	324,318	EUR	321,909	8/12/2024	HUB	2,409	-	2,409
CHF	324,365	EUR	321,908	8/12/2024	HUB	2,457	-	2,457
CHF	324,510	EUR	321,908	8/12/2024	HUB	2,602	-	2,602
CHF	324,511	EUR	321,909	8/12/2024	HUB	2,602	-	2,602
CHF	324,632	EUR	321,908	8/12/2024	HUB	2,724	-	2,724

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CHF	324,648	EUR	321,909	8/12/2024	HUB	$2,739	$-	$2,739
CHF	324,722	EUR	321,908	8/12/2024	HUB	2,814	-	2,814
CHF	423,068	EUR	429,211	8/12/2024	HUB	-	(6,143)	(6,143)
CHF	423,529	EUR	429,211	8/12/2024	HUB	-	(5,682)	(5,682)
CHF	423,773	EUR	429,211	8/12/2024	HUB	-	(5,438)	(5,438)
CHF	423,948	EUR	429,212	8/12/2024	HUB	-	(5,264)	(5,264)
CHF	423,958	EUR	429,211	8/12/2024	HUB	-	(5,253)	(5,253)
CHF	424,036	EUR	429,212	8/12/2024	HUB	-	(5,176)	(5,176)
CHF	424,097	EUR	429,211	8/12/2024	HUB	-	(5,114)	(5,114)
CHF	424,129	EUR	429,211	8/12/2024	HUB	-	(5,082)	(5,082)
CHF	424,166	EUR	429,211	8/12/2024	HUB	-	(5,045)	(5,045)
CHF	424,217	EUR	429,211	8/12/2024	HUB	-	(4,994)	(4,994)
CHF	424,390	EUR	429,212	8/12/2024	HUB	-	(4,822)	(4,822)
CHF	424,552	EUR	429,212	8/12/2024	HUB	-	(4,660)	(4,660)
CHF	424,776	EUR	429,211	8/12/2024	HUB	-	(4,435)	(4,435)
CHF	424,943	EUR	429,212	8/12/2024	HUB	-	(4,269)	(4,269)
CHF	424,951	EUR	429,211	8/12/2024	HUB	-	(4,260)	(4,260)
CHF	425,085	EUR	429,211	8/12/2024	HUB	-	(4,126)	(4,126)
CHF	425,152	EUR	429,211	8/12/2024	HUB	-	(4,059)	(4,059)
CHF	425,191	EUR	429,211	8/12/2024	HUB	-	(4,020)	(4,020)
CHF	425,425	EUR	429,211	8/12/2024	HUB	-	(3,786)	(3,786)
CHF	425,677	EUR	429,211	8/12/2024	HUB	-	(3,534)	(3,534)
CHF	425,975	EUR	429,211	8/12/2024	HUB	-	(3,236)	(3,236)
CHF	426,411	EUR	429,211	8/12/2024	HUB	-	(2,800)	(2,800)
CHF	428,889	EUR	429,212	8/12/2024	HUB	-	(323)	(323)
CHF	428,920	EUR	429,211	8/12/2024	HUB	-	(291)	(291)
CHF	428,999	EUR	429,211	8/12/2024	HUB	-	(212)	(212)
CHF	429,022	EUR	429,212	8/12/2024	HUB	-	(190)	(190)
CHF	429,115	EUR	429,211	8/12/2024	HUB	-	(96)	(96)
CHF	429,165	EUR	429,212	8/12/2024	HUB	-	(47)	(47)
CHF	429,491	EUR	429,211	8/12/2024	HUB	280	-	280
CHF	429,504	EUR	429,211	8/12/2024	HUB	293	-	293
CHF	429,559	EUR	429,211	8/12/2024	HUB	348	-	348
CHF	429,590	EUR	429,211	8/12/2024	HUB	379	-	379
CHF	429,671	EUR	429,211	8/12/2024	HUB	460	-	460
CHF	429,683	EUR	429,212	8/12/2024	HUB	471	-	471
CHF	429,715	EUR	429,211	8/12/2024	HUB	504	-	504
CHF	429,777	EUR	429,211	8/12/2024	HUB	566	-	566
CHF	429,840	EUR	429,211	8/12/2024	HUB	629	-	629
CHF	429,952	EUR	429,211	8/12/2024	HUB	741	-	741
CHF	429,993	EUR	429,211	8/12/2024	HUB	782	-	782
CHF	430,017	EUR	429,212	8/12/2024	HUB	805	-	805
CHF	430,031	EUR	429,211	8/12/2024	HUB	820	-	820
CHF	430,036	EUR	429,211	8/12/2024	HUB	825	-	825
CHF	430,086	EUR	429,211	8/12/2024	HUB	875	-	875
CHF	430,119	EUR	429,211	8/12/2024	HUB	908	-	908
CHF	430,128	EUR	429,211	8/12/2024	HUB	917	-	917
CHF	430,158	EUR	429,212	8/12/2024	HUB	946	-	946
CHF	430,161	EUR	429,211	8/12/2024	HUB	950	-	950
CHF	430,186	EUR	429,211	8/12/2024	HUB	975	-	975
CHF	430,209	EUR	429,211	8/12/2024	HUB	998	-	998
CHF	430,238	EUR	429,211	8/12/2024	HUB	1,027	-	1,027
CHF	430,246	EUR	429,211	8/12/2024	HUB	1,035	-	1,035
CHF	430,276	EUR	429,211	8/12/2024	HUB	1,065	-	1,065
CHF	430,330	EUR	429,211	8/12/2024	HUB	1,119	-	1,119
CHF	430,335	EUR	429,211	8/12/2024	HUB	1,124	-	1,124
CHF	430,436	EUR	429,211	8/12/2024	HUB	1,225	-	1,225
CHF	430,541	EUR	429,212	8/12/2024	HUB	1,329	-	1,329
CHF	430,583	EUR	429,211	8/12/2024	HUB	1,372	-	1,372

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PLN	431,304	EUR	429,211	8/12/2024	HUB	$2,093	$-	$2,093
CHF	431,379	EUR	429,211	8/12/2024	HUB	2,168	-	2,168
CHF	431,404	EUR	429,211	8/12/2024	HUB	2,193	-	2,193
CHF	431,482	EUR	429,211	8/12/2024	HUB	2,271	-	2,271
CHF	431,505	EUR	429,211	8/12/2024	HUB	2,294	-	2,294
CHF	431,533	EUR	429,211	8/12/2024	HUB	2,322	-	2,322
CHF	431,550	EUR	429,211	8/12/2024	HUB	2,339	-	2,339
CHF	431,574	EUR	429,211	8/12/2024	HUB	2,363	-	2,363
CHF	431,590	EUR	429,211	8/12/2024	HUB	2,379	-	2,379
CHF	431,615	EUR	429,211	8/12/2024	HUB	2,404	-	2,404
CHF	431,622	EUR	429,211	8/12/2024	HUB	2,411	-	2,411
CHF	431,653	EUR	429,211	8/12/2024	HUB	2,442	-	2,442
CHF	431,676	EUR	429,211	8/12/2024	HUB	2,465	-	2,465
CHF	431,692	EUR	429,211	8/12/2024	HUB	2,481	-	2,481
CHF	431,711	EUR	429,211	8/12/2024	HUB	2,500	-	2,500
CHF	431,725	EUR	429,211	8/12/2024	HUB	2,514	-	2,514
CHF	431,769	EUR	429,211	8/12/2024	HUB	2,558	-	2,558
CHF	431,783	EUR	429,211	8/12/2024	HUB	2,572	-	2,572
CHF	431,818	EUR	429,211	8/12/2024	HUB	2,607	-	2,607
CHF	431,836	EUR	429,212	8/12/2024	HUB	2,624	-	2,624
CHF	431,851	EUR	429,211	8/12/2024	HUB	2,640	-	2,640
CHF	431,879	EUR	429,211	8/12/2024	HUB	2,668	-	2,668
CHF	431,902	EUR	429,211	8/12/2024	HUB	2,691	-	2,691
CHF	431,910	EUR	429,211	8/12/2024	HUB	2,699	-	2,699
CHF	431,920	EUR	429,211	8/12/2024	HUB	2,709	-	2,709
CHF	431,952	EUR	429,211	8/12/2024	HUB	2,741	-	2,741
CHF	431,962	EUR	429,211	8/12/2024	HUB	2,751	-	2,751
CHF	432,020	EUR	429,211	8/12/2024	HUB	2,809	-	2,809
CHF	432,029	EUR	429,212	8/12/2024	HUB	2,817	-	2,817
CHF	432,075	EUR	429,211	8/12/2024	HUB	2,864	-	2,864
CHF	432,084	EUR	429,211	8/12/2024	HUB	2,873	-	2,873
CHF	432,118	EUR	429,212	8/12/2024	HUB	2,906	-	2,906
CHF	432,214	EUR	429,211	8/12/2024	HUB	3,003	-	3,003
CHF	432,264	EUR	429,211	8/12/2024	HUB	3,053	-	3,053
CHF	432,277	EUR	429,211	8/12/2024	HUB	3,066	-	3,066
CHF	432,308	EUR	429,211	8/12/2024	HUB	3,097	-	3,097
CHF	432,322	EUR	429,211	8/12/2024	HUB	3,111	-	3,111
CHF	432,341	EUR	429,211	8/12/2024	HUB	3,130	-	3,130
CHF	432,362	EUR	429,211	8/12/2024	HUB	3,151	-	3,151
CHF	432,379	EUR	429,211	8/12/2024	HUB	3,168	-	3,168
CHF	432,396	EUR	429,211	8/12/2024	HUB	3,185	-	3,185
CHF	432,417	EUR	429,211	8/12/2024	HUB	3,206	-	3,206
CHF	432,463	EUR	429,212	8/12/2024	HUB	3,251	-	3,251
CHF	432,592	EUR	429,211	8/12/2024	HUB	3,381	-	3,381
CHF	529,986	EUR	536,514	8/12/2024	HUB	-	(6,528)	(6,528)
CHF	530,224	EUR	536,514	8/12/2024	HUB	-	(6,290)	(6,290)
CHF	530,298	EUR	536,514	8/12/2024	HUB	-	(6,216)	(6,216)
CHF	530,456	EUR	536,514	8/12/2024	HUB	-	(6,058)	(6,058)
CHF	530,900	EUR	536,514	8/12/2024	HUB	-	(5,614)	(5,614)
CHF	530,929	EUR	536,514	8/12/2024	HUB	-	(5,585)	(5,585)
CHF	530,932	EUR	536,514	8/12/2024	HUB	-	(5,582)	(5,582)
CHF	531,254	EUR	536,514	8/12/2024	HUB	-	(5,260)	(5,260)
CHF	531,534	EUR	536,514	8/12/2024	HUB	-	(4,980)	(4,980)
CHF	531,842	EUR	536,514	8/12/2024	HUB	-	(4,672)	(4,672)
CHF	531,949	EUR	536,514	8/12/2024	HUB	-	(4,565)	(4,565)
CHF	531,998	EUR	536,514	8/12/2024	HUB	-	(4,516)	(4,516)
CHF	532,042	EUR	536,514	8/12/2024	HUB	-	(4,472)	(4,472)
CHF	532,191	EUR	536,514	8/12/2024	HUB	-	(4,323)	(4,323)
CHF	532,338	EUR	536,514	8/12/2024	HUB	-	(4,176)	(4,176)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CHF	536,203	EUR	536,514	8/12/2024	HUB	$-	$(311)	$(311)
CHF	536,236	EUR	536,514	8/12/2024	HUB	-	(278)	(278)
CHF	536,237	EUR	536,514	8/12/2024	HUB	-	(277)	(277)
CHF	536,519	EUR	536,514	8/12/2024	HUB	5	-	5
CHF	536,593	EUR	536,514	8/12/2024	HUB	79	-	79
CHF	536,706	EUR	536,514	8/12/2024	HUB	192	-	192
CHF	536,814	EUR	536,514	8/12/2024	HUB	300	-	300
CHF	536,833	EUR	536,514	8/12/2024	HUB	319	-	319
CHF	536,871	EUR	536,514	8/12/2024	HUB	357	-	357
CHF	536,878	EUR	536,514	8/12/2024	HUB	364	-	364
CHF	536,951	EUR	536,514	8/12/2024	HUB	437	-	437
CHF	537,050	EUR	536,514	8/12/2024	HUB	536	-	536
CHF	537,077	EUR	536,514	8/12/2024	HUB	563	-	563
CHF	537,204	EUR	536,514	8/12/2024	HUB	690	-	690
CHF	537,467	EUR	536,514	8/12/2024	HUB	953	-	953
CHF	537,685	EUR	536,514	8/12/2024	HUB	1,171	-	1,171
CHF	537,731	EUR	536,514	8/12/2024	HUB	1,217	-	1,217
CHF	537,749	EUR	536,514	8/12/2024	HUB	1,235	-	1,235
CHF	537,799	EUR	536,514	8/12/2024	HUB	1,285	-	1,285
CHF	537,823	EUR	536,514	8/12/2024	HUB	1,309	-	1,309
CHF	537,858	EUR	536,514	8/12/2024	HUB	1,344	-	1,344
CHF	538,231	EUR	536,514	8/12/2024	HUB	1,717	-	1,717
CHF	539,243	EUR	536,514	8/12/2024	HUB	2,729	-	2,729
CHF	539,307	EUR	536,514	8/12/2024	HUB	2,793	-	2,793
CHF	539,342	EUR	536,514	8/12/2024	HUB	2,828	-	2,828
CHF	539,353	EUR	536,514	8/12/2024	HUB	2,839	-	2,839
CHF	539,396	EUR	536,514	8/12/2024	HUB	2,882	-	2,882
CHF	539,402	EUR	536,514	8/12/2024	HUB	2,888	-	2,888
CHF	539,403	EUR	536,514	8/12/2024	HUB	2,889	-	2,889
CHF	539,484	EUR	536,514	8/12/2024	HUB	2,970	-	2,970
CHF	539,516	EUR	536,514	8/12/2024	HUB	3,002	-	3,002
CHF	539,593	EUR	536,514	8/12/2024	HUB	3,079	-	3,079
CHF	539,621	EUR	536,514	8/12/2024	HUB	3,107	-	3,107
CHF	539,667	EUR	536,514	8/12/2024	HUB	3,153	-	3,153
CHF	539,696	EUR	536,514	8/12/2024	HUB	3,182	-	3,182
CHF	539,697	EUR	536,514	8/12/2024	HUB	3,183	-	3,183
CHF	539,699	EUR	536,514	8/12/2024	HUB	3,185	-	3,185
CHF	539,712	EUR	536,514	8/12/2024	HUB	3,198	-	3,198
CHF	539,780	EUR	536,514	8/12/2024	HUB	3,266	-	3,266
CHF	539,815	EUR	536,514	8/12/2024	HUB	3,301	-	3,301
CHF	539,818	EUR	536,514	8/12/2024	HUB	3,304	-	3,304
CHF	539,842	EUR	536,514	8/12/2024	HUB	3,328	-	3,328
CHF	539,851	EUR	536,514	8/12/2024	HUB	3,337	-	3,337
CHF	539,899	EUR	536,514	8/12/2024	HUB	3,385	-	3,385
CHF	539,997	EUR	536,514	8/12/2024	HUB	3,483	-	3,483
CHF	540,160	EUR	536,514	8/12/2024	HUB	3,646	-	3,646
CHF	540,203	EUR	536,514	8/12/2024	HUB	3,689	-	3,689
CHF	540,206	EUR	536,514	8/12/2024	HUB	3,692	-	3,692
CHF	540,217	EUR	536,514	8/12/2024	HUB	3,703	-	3,703
CHF	540,230	EUR	536,514	8/12/2024	HUB	3,716	-	3,716
CHF	540,257	EUR	536,514	8/12/2024	HUB	3,743	-	3,743
CHF	540,314	EUR	536,514	8/12/2024	HUB	3,800	-	3,800
CHF	540,340	EUR	536,514	8/12/2024	HUB	3,826	-	3,826
CHF	540,362	EUR	536,514	8/12/2024	HUB	3,848	-	3,848
CHF	540,424	EUR	536,514	8/12/2024	HUB	3,910	-	3,910
CHF	540,513	EUR	536,514	8/12/2024	HUB	3,999	-	3,999
CHF	540,588	EUR	536,514	8/12/2024	HUB	4,074	-	4,074
CHF	540,598	EUR	536,514	8/12/2024	HUB	4,084	-	4,084
CHF	540,680	EUR	536,514	8/12/2024	HUB	4,166	-	4,166

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CHF	540,999	EUR	536,514	8/12/2024	HUB	$4,485	$-	$4,485
CHF	541,052	EUR	536,514	8/12/2024	HUB	4,538	-	4,538
CHF	541,056	EUR	536,513	8/12/2024	HUB	4,543	-	4,543
CHF	638,216	EUR	643,817	8/12/2024	HUB	-	(5,601)	(5,601)
CHF	638,871	EUR	643,816	8/12/2024	HUB	-	(4,945)	(4,945)
CHF	643,116	EUR	643,817	8/12/2024	HUB	-	(701)	(701)
CHF	644,084	EUR	643,817	8/12/2024	HUB	267	-	267
CHF	647,112	EUR	643,817	8/12/2024	HUB	3,295	-	3,295
CHF	647,314	EUR	643,816	8/12/2024	HUB	3,498	-	3,498
CHF	647,466	EUR	643,817	8/12/2024	HUB	3,649	-	3,649
CHF	647,587	EUR	643,817	8/12/2024	HUB	3,770	-	3,770
CHF	647,688	EUR	643,817	8/12/2024	HUB	3,871	-	3,871
CHF	647,701	EUR	643,817	8/12/2024	HUB	3,884	-	3,884
CHF	647,755	EUR	643,817	8/12/2024	HUB	3,938	-	3,938
CHF	648,055	EUR	643,817	8/12/2024	HUB	4,238	-	4,238
CHF	648,096	EUR	643,817	8/12/2024	HUB	4,279	-	4,279
CHF	648,151	EUR	643,817	8/12/2024	HUB	4,334	-	4,334
CHF	648,222	EUR	643,817	8/12/2024	HUB	4,405	-	4,405
CHF	648,362	EUR	643,817	8/12/2024	HUB	4,545	-	4,545
CHF	648,554	EUR	643,817	8/12/2024	HUB	4,737	-	4,737
CHF	648,657	EUR	643,816	8/12/2024	HUB	4,841	-	4,841
EUR	751,120	PLN	753,780	8/12/2024	HUB	-	(2,660)	(2,660)
CHF	755,514	EUR	751,119	8/12/2024	HUB	4,395	-	4,395
CHF	756,371	EUR	751,120	8/12/2024	HUB	5,251	-	5,251
CHF	756,401	EUR	751,120	8/12/2024	HUB	5,281	-	5,281
CHF	756,533	EUR	751,120	8/12/2024	HUB	5,413	-	5,413
CHF	756,579	EUR	751,119	8/12/2024	HUB	5,460	-	5,460
CHF	761,301	EUR	751,119	8/12/2024	HUB	10,182	-	10,182
CHF	863,423	EUR	858,423	8/12/2024	HUB	5,000	-	5,000
CHF	863,657	EUR	858,422	8/12/2024	HUB	5,235	-	5,235
CHF	1,303,768	EUR	1,287,633	8/12/2024	HUB	16,135	-	16,135
EUR	1,394,936	CHF	1,415,031	8/12/2024	HUB	-	(20,095)	(20,095)
CHF	1,415,487	EUR	1,394,937	8/12/2024	HUB	20,550	-	20,550
EUR	1,502,239	PLN	1,515,149	8/12/2024	HUB	-	(12,910)	(12,910)
CHF	1,522,715	EUR	1,502,239	8/12/2024	HUB	20,476	-	20,476
CHF	1,632,046	EUR	1,609,542	8/12/2024	HUB	22,504	-	22,504
CHF	1,733,118	EUR	1,716,845	8/12/2024	HUB	16,273	-	16,273
CHF	1,837,496	EUR	1,824,147	8/12/2024	HUB	13,349	-	13,349
CHF	1,961,147	EUR	1,931,450	8/12/2024	HUB	29,697	-	29,697
CHF	2,053,468	EUR	2,038,753	8/12/2024	HUB	14,715	-	14,715
PLN	2,145,386	EUR	2,146,056	8/12/2024	HUB	-	(670)	(670)
EUR	2,146,056	PLN	2,131,585	8/12/2024	HUB	14,471	-	14,471
CHF	2,283,988	EUR	2,253,358	8/12/2024	HUB	30,630	-	30,630
CHF	2,486,662	EUR	2,467,964	8/12/2024	HUB	18,698	-	18,698
CHF	2,503,950	EUR	2,467,964	8/12/2024	HUB	35,986	-	35,986
CHF	2,826,286	EUR	2,789,873	8/12/2024	HUB	36,413	-	36,413
CHF	2,919,768	EUR	2,897,175	8/12/2024	HUB	22,593	-	22,593
CHF	3,025,411	EUR	3,004,478	8/12/2024	HUB	20,933	-	20,933
CHF	3,026,677	EUR	3,004,478	8/12/2024	HUB	22,199	-	22,199
CHF	3,031,960	EUR	3,004,478	8/12/2024	HUB	27,482	-	27,482
CHF	3,134,579	EUR	3,111,781	8/12/2024	HUB	22,798	-	22,798
PLN	3,219,957	EUR	3,219,084	8/12/2024	HUB	873	-	873
PLN	3,340,868	EUR	3,326,387	8/12/2024	HUB	14,481	-	14,481
EUR	3,433,689	CHF	3,422,805	8/12/2024	HUB	10,884	-	10,884
EUR	3,540,992	PLN	3,515,628	8/12/2024	HUB	25,364	-	25,364
CHF	3,575,242	EUR	3,540,992	8/12/2024	HUB	34,250	-	34,250
EUR	3,648,295	PLN	3,626,624	8/12/2024	HUB	21,671	-	21,671
CHF	3,674,661	EUR	3,648,295	8/12/2024	HUB	26,366	-	26,366
CHF	3,796,183	EUR	3,755,598	8/12/2024	HUB	40,585	-	40,585

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PLN	4,063,724	EUR	4,077,506	8/12/2024	HUB	$-	$(13,782)	$(13,782)
EUR	4,077,506	PLN	4,112,629	8/12/2024	HUB	-	(35,123)	(35,123)
EUR	5,338,314	PLN	5,374,519	8/12/2024	HUB	-	(36,205)	(36,205)
PLN	6,747,060	EUR	6,760,076	8/12/2024	HUB	-	(13,016)	(13,016)
EUR	6,870,582	PLN	6,899,099	8/12/2024	HUB	-	(28,517)	(28,517)
EUR	7,189,287	PLN	7,235,960	8/12/2024	HUB	-	(46,673)	(46,673)
EUR	7,403,893	PLN	7,380,425	8/12/2024	HUB	23,468	-	23,468
EUR	7,403,893	PLN	7,518,868	8/12/2024	HUB	-	(114,975)	(114,975)
EUR	7,403,893	PLN	7,401,380	8/12/2024	HUB	2,513	-	2,513
EUR	7,859,930	PLN	7,912,157	8/12/2024	HUB	-	(52,227)	(52,227)
EUR	9,764,554	CHF	9,759,545	8/12/2024	HUB	5,009	-	5,009
PLN	12,187,303	EUR	12,268,493	8/12/2024	HUB	-	(81,190)	(81,190)
PLN	31,807,346	EUR	32,004,763	8/12/2024	HUB	-	(197,417)	(197,417)
PLN	47,715,508	EUR	48,007,146	8/12/2024	HUB	-	(291,638)	(291,638)
EUR	107,354,580	CHF	109,581,375	8/12/2024	HUB	-	(2,226,795)	(2,226,795)
EUR	126,136,296	CHF	128,721,271	8/12/2024	HUB	-	(2,584,975)	(2,584,975)
USD	1,789,677	CNH	1,786,551	8/14/2024	HUB	3,126	-	3,126
USD	1,584,960	CNH	1,580,410	8/14/2024	HUB	4,550	-	4,550
USD	1,515,227	CNH	1,511,697	8/14/2024	HUB	3,530	-	3,530
USD	1,377,296	CNH	1,374,270	8/14/2024	HUB	3,026	-	3,026
USD	826,667	CNH	824,562	8/14/2024	HUB	2,105	-	2,105
USD	689,267	CNH	687,135	8/14/2024	HUB	2,132	-	2,132
USD	552,479	CNH	549,708	8/14/2024	HUB	2,771	-	2,771
USD	551,824	CNH	549,708	8/14/2024	HUB	2,116	-	2,116
USD	483,308	CNH	480,994	8/14/2024	HUB	2,314	-	2,314
USD	482,853	CNH	480,994	8/14/2024	HUB	1,859	-	1,859
USD	414,308	CNH	412,281	8/14/2024	HUB	2,027	-	2,027
USD	344,877	CNH	343,567	8/14/2024	HUB	1,310	-	1,310
USD	344,626	CNH	343,567	8/14/2024	HUB	1,059	-	1,059
USD	137,752	CNH	137,427	8/14/2024	HUB	325	-	325
USD	137,650	CNH	137,427	8/14/2024	HUB	223	-	223
USD	137,709	CNH	137,427	8/14/2024	HUB	282	-	282
USD	68,868	CNH	68,713	8/14/2024	HUB	155	-	155
USD	68,848	CNH	68,713	8/14/2024	HUB	135	-	135
USD	68,853	CNH	68,713	8/14/2024	HUB	140	-	140
USD	68,854	CNH	68,713	8/14/2024	HUB	141	-	141
USD	68,851	CNH	68,713	8/14/2024	HUB	138	-	138
USD	68,855	CNH	68,713	8/14/2024	HUB	142	-	142
USD	68,882	CNH	68,713	8/14/2024	HUB	169	-	169
USD	68,870	CNH	68,713	8/14/2024	HUB	157	-	157
USD	68,879	CNH	68,713	8/14/2024	HUB	166	-	166
USD	68,878	CNH	68,713	8/14/2024	HUB	165	-	165
USD	68,880	CNH	68,713	8/14/2024	HUB	167	-	167
USD	68,881	CNH	68,713	8/14/2024	HUB	168	-	168
USD	68,872	CNH	68,713	8/14/2024	HUB	159	-	159
USD	68,849	CNH	68,713	8/14/2024	HUB	136	-	136
USD	68,878	CNH	68,713	8/14/2024	HUB	165	-	165
USD	68,885	CNH	68,713	8/14/2024	HUB	172	-	172
USD	62,322,970	PHP	62,306,292	8/16/2024	HUB	16,678	-	16,678
GBP	632,258	USD	634,319	8/19/2024	HUB	-	(2,061)	(2,061)
GBP	1,138,064	USD	1,152,265	8/19/2024	HUB	-	(14,201)	(14,201)
GBP	14,997,137	USD	15,052,470	8/19/2024	HUB	-	(55,333)	(55,333)
GBP	16,185,797	USD	16,375,834	8/19/2024	HUB	-	(190,037)	(190,037)
GBP	17,197,409	USD	17,299,424	8/19/2024	HUB	-	(102,015)	(102,015)
GBP	17,892,892	USD	17,995,399	8/19/2024	HUB	-	(102,507)	(102,507)
GBP	18,082,570	USD	18,272,567	8/19/2024	HUB	-	(189,997)	(189,997)
GBP	19,852,891	USD	20,092,463	8/19/2024	HUB	-	(239,572)	(239,572)
GBP	21,370,310	USD	21,605,650	8/19/2024	HUB	-	(235,340)	(235,340)
GBP	29,905,788	USD	30,134,156	8/19/2024	HUB	-	(228,368)	(228,368)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	30,664,498	USD	30,889,095	8/19/2024	HUB	$-	$(224,597)	$(224,597)
GBP	65,742,169	USD	65,993,615	8/19/2024	HUB	-	(251,446)	(251,446)
USD	1,840,076	GBP	1,833,547	8/19/2024	HUB	6,529	-	6,529
USD	1,769,659	GBP	1,770,321	8/19/2024	HUB	-	(662)	(662)
USD	1,327,422	GBP	1,327,741	8/19/2024	HUB	-	(319)	(319)
USD	1,141,863	GBP	1,138,064	8/19/2024	HUB	3,799	-	3,799
USD	1,077,367	GBP	1,074,838	8/19/2024	HUB	2,529	-	2,529
USD	1,075,589	GBP	1,074,838	8/19/2024	HUB	751	-	751
USD	1,013,785	GBP	1,011,612	8/19/2024	HUB	2,173	-	2,173
USD	1,011,620	GBP	1,011,612	8/19/2024	HUB	8	-	8
USD	947,938	GBP	948,387	8/19/2024	HUB	-	(449)	(449)
USD	886,853	GBP	885,161	8/19/2024	HUB	1,692	-	1,692
USD	822,814	GBP	821,935	8/19/2024	HUB	879	-	879
USD	823,951	GBP	821,935	8/19/2024	HUB	2,016	-	2,016
USD	823,638	GBP	821,935	8/19/2024	HUB	1,703	-	1,703
USD	759,137	GBP	758,709	8/19/2024	HUB	428	-	428
USD	760,036	GBP	758,709	8/19/2024	HUB	1,327	-	1,327
USD	760,070	GBP	758,709	8/19/2024	HUB	1,361	-	1,361
USD	760,562	GBP	758,709	8/19/2024	HUB	1,853	-	1,853
USD	760,725	GBP	758,709	8/19/2024	HUB	2,016	-	2,016
USD	760,416	GBP	758,709	8/19/2024	HUB	1,707	-	1,707
USD	695,982	GBP	695,483	8/19/2024	HUB	499	-	499
USD	695,973	GBP	695,483	8/19/2024	HUB	490	-	490
USD	696,602	GBP	695,483	8/19/2024	HUB	1,119	-	1,119
USD	695,751	GBP	695,483	8/19/2024	HUB	268	-	268
USD	697,503	GBP	695,483	8/19/2024	HUB	2,020	-	2,020
USD	696,059	GBP	695,483	8/19/2024	HUB	576	-	576
USD	696,873	GBP	695,483	8/19/2024	HUB	1,390	-	1,390
USD	695,756	GBP	695,483	8/19/2024	HUB	273	-	273
USD	631,867	GBP	632,258	8/19/2024	HUB	-	(391)	(391)
USD	632,281	GBP	632,258	8/19/2024	HUB	23	-	23
USD	632,203	GBP	632,258	8/19/2024	HUB	-	(55)	(55)
USD	631,975	GBP	632,258	8/19/2024	HUB	-	(283)	(283)
USD	633,841	GBP	632,258	8/19/2024	HUB	1,583	-	1,583
USD	633,709	GBP	632,258	8/19/2024	HUB	1,451	-	1,451
USD	632,451	GBP	632,258	8/19/2024	HUB	193	-	193
USD	569,211	GBP	569,032	8/19/2024	HUB	179	-	179
USD	570,329	GBP	569,032	8/19/2024	HUB	1,297	-	1,297
USD	570,456	GBP	569,032	8/19/2024	HUB	1,424	-	1,424
USD	505,685	GBP	505,806	8/19/2024	HUB	-	(121)	(121)
USD	506,463	GBP	505,806	8/19/2024	HUB	657	-	657
USD	506,690	GBP	505,806	8/19/2024	HUB	884	-	884
USD	507,451	GBP	505,806	8/19/2024	HUB	1,645	-	1,645
USD	507,480	GBP	505,806	8/19/2024	HUB	1,674	-	1,674
USD	505,924	GBP	505,806	8/19/2024	HUB	118	-	118
USD	505,789	GBP	505,806	8/19/2024	HUB	-	(17)	(17)
USD	506,917	GBP	505,806	8/19/2024	HUB	1,111	-	1,111
USD	505,551	GBP	505,806	8/19/2024	HUB	-	(255)	(255)
USD	505,409	GBP	505,806	8/19/2024	HUB	-	(397)	(397)
USD	505,447	GBP	505,806	8/19/2024	HUB	-	(359)	(359)
USD	442,475	GBP	442,580	8/19/2024	HUB	-	(105)	(105)
USD	444,265	GBP	442,580	8/19/2024	HUB	1,685	-	1,685
USD	443,892	GBP	442,580	8/19/2024	HUB	1,312	-	1,312
USD	443,813	GBP	442,580	8/19/2024	HUB	1,233	-	1,233
USD	443,411	GBP	442,580	8/19/2024	HUB	831	-	831
USD	443,351	GBP	442,580	8/19/2024	HUB	771	-	771
USD	443,717	GBP	442,580	8/19/2024	HUB	1,137	-	1,137
USD	443,832	GBP	442,580	8/19/2024	HUB	1,252	-	1,252
USD	442,379	GBP	442,580	8/19/2024	HUB	-	(201)	(201)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	442,487	GBP	442,580	8/19/2024	HUB	$-	$(93)	$(93)
USD	380,107	GBP	379,355	8/19/2024	HUB	752	-	752
USD	380,073	GBP	379,355	8/19/2024	HUB	718	-	718
USD	380,725	GBP	379,355	8/19/2024	HUB	1,370	-	1,370
USD	379,402	GBP	379,355	8/19/2024	HUB	47	-	47
USD	379,525	GBP	379,355	8/19/2024	HUB	170	-	170
USD	382,328	GBP	379,355	8/19/2024	HUB	2,973	-	2,973
USD	379,264	GBP	379,355	8/19/2024	HUB	-	(91)	(91)
USD	380,133	GBP	379,355	8/19/2024	HUB	778	-	778
USD	380,122	GBP	379,355	8/19/2024	HUB	767	-	767
USD	380,211	GBP	379,355	8/19/2024	HUB	856	-	856
USD	380,392	GBP	379,355	8/19/2024	HUB	1,037	-	1,037
USD	379,481	GBP	379,355	8/19/2024	HUB	126	-	126
USD	380,269	GBP	379,355	8/19/2024	HUB	914	-	914
USD	379,459	GBP	379,355	8/19/2024	HUB	104	-	104
USD	379,453	GBP	379,355	8/19/2024	HUB	98	-	98
USD	379,559	GBP	379,355	8/19/2024	HUB	204	-	204
USD	315,844	GBP	316,129	8/19/2024	HUB	-	(285)	(285)
USD	315,972	GBP	316,129	8/19/2024	HUB	-	(157)	(157)
USD	315,827	GBP	316,129	8/19/2024	HUB	-	(302)	(302)
USD	316,040	GBP	316,129	8/19/2024	HUB	-	(89)	(89)
USD	316,123	GBP	316,129	8/19/2024	HUB	-	(6)	(6)
USD	316,179	GBP	316,129	8/19/2024	HUB	50	-	50
USD	316,345	GBP	316,129	8/19/2024	HUB	216	-	216
USD	316,113	GBP	316,129	8/19/2024	HUB	-	(16)	(16)
USD	316,306	GBP	316,129	8/19/2024	HUB	177	-	177
USD	318,774	GBP	316,129	8/19/2024	HUB	2,645	-	2,645
USD	316,105	GBP	316,129	8/19/2024	HUB	-	(24)	(24)
USD	316,151	GBP	316,129	8/19/2024	HUB	22	-	22
USD	317,051	GBP	316,129	8/19/2024	HUB	922	-	922
USD	316,981	GBP	316,129	8/19/2024	HUB	852	-	852
USD	316,915	GBP	316,129	8/19/2024	HUB	786	-	786
USD	316,402	GBP	316,129	8/19/2024	HUB	273	-	273
USD	316,897	GBP	316,129	8/19/2024	HUB	768	-	768
USD	316,844	GBP	316,129	8/19/2024	HUB	715	-	715
USD	316,867	GBP	316,129	8/19/2024	HUB	738	-	738
USD	316,781	GBP	316,129	8/19/2024	HUB	652	-	652
USD	316,804	GBP	316,129	8/19/2024	HUB	675	-	675
USD	316,760	GBP	316,129	8/19/2024	HUB	631	-	631
USD	316,921	GBP	316,129	8/19/2024	HUB	792	-	792
USD	316,745	GBP	316,129	8/19/2024	HUB	616	-	616
USD	317,009	GBP	316,129	8/19/2024	HUB	880	-	880
USD	316,367	GBP	316,129	8/19/2024	HUB	238	-	238
USD	316,025	GBP	316,129	8/19/2024	HUB	-	(104)	(104)
USD	316,209	GBP	316,129	8/19/2024	HUB	80	-	80
USD	316,929	GBP	316,129	8/19/2024	HUB	800	-	800
USD	316,668	GBP	316,129	8/19/2024	HUB	539	-	539
USD	315,980	GBP	316,129	8/19/2024	HUB	-	(149)	(149)
USD	316,053	GBP	316,129	8/19/2024	HUB	-	(76)	(76)
USD	316,447	GBP	316,129	8/19/2024	HUB	318	-	318
USD	316,477	GBP	316,129	8/19/2024	HUB	348	-	348
USD	316,551	GBP	316,129	8/19/2024	HUB	422	-	422
USD	315,992	GBP	316,129	8/19/2024	HUB	-	(137)	(137)
USD	315,900	GBP	316,129	8/19/2024	HUB	-	(229)	(229)
USD	316,197	GBP	316,129	8/19/2024	HUB	68	-	68
USD	316,203	GBP	316,129	8/19/2024	HUB	74	-	74
USD	316,325	GBP	316,129	8/19/2024	HUB	196	-	196
USD	316,229	GBP	316,129	8/19/2024	HUB	100	-	100
USD	316,307	GBP	316,129	8/19/2024	HUB	178	-	178

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	316,210	GBP	316,129	8/19/2024	HUB	$81	$-	$81
USD	316,853	GBP	316,129	8/19/2024	HUB	724	-	724
USD	252,768	GBP	252,903	8/19/2024	HUB	-	(135)	(135)
USD	252,680	GBP	252,903	8/19/2024	HUB	-	(223)	(223)
USD	252,724	GBP	252,903	8/19/2024	HUB	-	(179)	(179)
USD	252,595	GBP	252,903	8/19/2024	HUB	-	(308)	(308)
USD	252,600	GBP	252,903	8/19/2024	HUB	-	(303)	(303)
USD	252,630	GBP	252,903	8/19/2024	HUB	-	(273)	(273)
USD	252,746	GBP	252,903	8/19/2024	HUB	-	(157)	(157)
USD	252,870	GBP	252,903	8/19/2024	HUB	-	(33)	(33)
USD	252,543	GBP	252,903	8/19/2024	HUB	-	(360)	(360)
USD	252,655	GBP	252,903	8/19/2024	HUB	-	(248)	(248)
USD	252,750	GBP	252,903	8/19/2024	HUB	-	(153)	(153)
USD	253,955	GBP	252,903	8/19/2024	HUB	1,052	-	1,052
USD	254,001	GBP	252,903	8/19/2024	HUB	1,098	-	1,098
USD	253,998	GBP	252,903	8/19/2024	HUB	1,095	-	1,095
USD	254,995	GBP	252,903	8/19/2024	HUB	2,092	-	2,092
USD	252,913	GBP	252,903	8/19/2024	HUB	10	-	10
USD	252,938	GBP	252,903	8/19/2024	HUB	35	-	35
USD	253,473	GBP	252,903	8/19/2024	HUB	570	-	570
USD	253,295	GBP	252,903	8/19/2024	HUB	392	-	392
USD	253,091	GBP	252,903	8/19/2024	HUB	188	-	188
USD	253,270	GBP	252,903	8/19/2024	HUB	367	-	367
USD	253,073	GBP	252,903	8/19/2024	HUB	170	-	170
USD	252,933	GBP	252,903	8/19/2024	HUB	30	-	30
USD	252,951	GBP	252,903	8/19/2024	HUB	48	-	48
USD	252,970	GBP	252,903	8/19/2024	HUB	67	-	67
USD	252,981	GBP	252,903	8/19/2024	HUB	78	-	78
USD	252,960	GBP	252,903	8/19/2024	HUB	57	-	57
USD	252,923	GBP	252,903	8/19/2024	HUB	20	-	20
USD	252,965	GBP	252,903	8/19/2024	HUB	62	-	62
USD	252,929	GBP	252,903	8/19/2024	HUB	26	-	26
USD	252,810	GBP	252,903	8/19/2024	HUB	-	(93)	(93)
USD	252,912	GBP	252,903	8/19/2024	HUB	9	-	9
USD	253,082	GBP	252,903	8/19/2024	HUB	179	-	179
USD	253,235	GBP	252,903	8/19/2024	HUB	332	-	332
USD	253,098	GBP	252,903	8/19/2024	HUB	195	-	195
USD	253,121	GBP	252,903	8/19/2024	HUB	218	-	218
USD	252,982	GBP	252,903	8/19/2024	HUB	79	-	79
USD	252,906	GBP	252,903	8/19/2024	HUB	3	-	3
USD	252,964	GBP	252,903	8/19/2024	HUB	61	-	61
USD	252,965	GBP	252,903	8/19/2024	HUB	62	-	62
USD	252,915	GBP	252,903	8/19/2024	HUB	12	-	12
USD	252,804	GBP	252,903	8/19/2024	HUB	-	(99)	(99)
USD	252,756	GBP	252,903	8/19/2024	HUB	-	(147)	(147)
USD	252,943	GBP	252,903	8/19/2024	HUB	40	-	40
USD	253,329	GBP	252,903	8/19/2024	HUB	426	-	426
USD	253,278	GBP	252,903	8/19/2024	HUB	375	-	375
USD	253,028	GBP	252,903	8/19/2024	HUB	125	-	125
USD	253,001	GBP	252,903	8/19/2024	HUB	98	-	98
USD	252,910	GBP	252,903	8/19/2024	HUB	7	-	7
USD	252,992	GBP	252,903	8/19/2024	HUB	89	-	89
USD	252,946	GBP	252,903	8/19/2024	HUB	43	-	43
USD	252,897	GBP	252,903	8/19/2024	HUB	-	(6)	(6)
USD	253,092	GBP	252,903	8/19/2024	HUB	189	-	189
USD	252,957	GBP	252,903	8/19/2024	HUB	54	-	54
USD	253,149	GBP	252,903	8/19/2024	HUB	246	-	246
USD	252,551	GBP	252,903	8/19/2024	HUB	-	(352)	(352)
USD	252,488	GBP	252,903	8/19/2024	HUB	-	(415)	(415)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	189,544	GBP	189,677	8/19/2024	HUB	$-	$(133)	$(133)
USD	189,571	GBP	189,677	8/19/2024	HUB	-	(106)	(106)
USD	189,575	GBP	189,677	8/19/2024	HUB	-	(102)	(102)
USD	189,477	GBP	189,677	8/19/2024	HUB	-	(200)	(200)
USD	189,516	GBP	189,677	8/19/2024	HUB	-	(161)	(161)
USD	189,588	GBP	189,677	8/19/2024	HUB	-	(89)	(89)
USD	189,685	GBP	189,677	8/19/2024	HUB	8	-	8
USD	189,642	GBP	189,677	8/19/2024	HUB	-	(35)	(35)
USD	189,473	GBP	189,677	8/19/2024	HUB	-	(204)	(204)
USD	189,489	GBP	189,677	8/19/2024	HUB	-	(188)	(188)
USD	189,426	GBP	189,677	8/19/2024	HUB	-	(251)	(251)
USD	190,465	GBP	189,677	8/19/2024	HUB	788	-	788
USD	190,528	GBP	189,677	8/19/2024	HUB	851	-	851
USD	190,556	GBP	189,677	8/19/2024	HUB	879	-	879
USD	190,361	GBP	189,677	8/19/2024	HUB	684	-	684
USD	190,469	GBP	189,677	8/19/2024	HUB	792	-	792
USD	190,326	GBP	189,677	8/19/2024	HUB	649	-	649
USD	190,428	GBP	189,677	8/19/2024	HUB	751	-	751
USD	190,318	GBP	189,677	8/19/2024	HUB	641	-	641
USD	190,356	GBP	189,677	8/19/2024	HUB	679	-	679
USD	190,190	GBP	189,677	8/19/2024	HUB	513	-	513
USD	189,593	GBP	189,677	8/19/2024	HUB	-	(84)	(84)
USD	189,435	GBP	189,677	8/19/2024	HUB	-	(242)	(242)
USD	190,160	GBP	189,677	8/19/2024	HUB	483	-	483
USD	190,047	GBP	189,677	8/19/2024	HUB	370	-	370
USD	190,058	GBP	189,677	8/19/2024	HUB	381	-	381
USD	190,075	GBP	189,677	8/19/2024	HUB	398	-	398
USD	190,074	GBP	189,677	8/19/2024	HUB	397	-	397
USD	190,060	GBP	189,677	8/19/2024	HUB	383	-	383
USD	190,102	GBP	189,677	8/19/2024	HUB	425	-	425
USD	189,754	GBP	189,677	8/19/2024	HUB	77	-	77
USD	189,893	GBP	189,677	8/19/2024	HUB	216	-	216
USD	189,846	GBP	189,677	8/19/2024	HUB	169	-	169
USD	189,843	GBP	189,677	8/19/2024	HUB	166	-	166
USD	189,826	GBP	189,677	8/19/2024	HUB	149	-	149
USD	189,809	GBP	189,677	8/19/2024	HUB	132	-	132
USD	189,576	GBP	189,677	8/19/2024	HUB	-	(101)	(101)
USD	189,632	GBP	189,677	8/19/2024	HUB	-	(45)	(45)
USD	189,710	GBP	189,677	8/19/2024	HUB	33	-	33
USD	189,725	GBP	189,677	8/19/2024	HUB	48	-	48
USD	189,687	GBP	189,677	8/19/2024	HUB	10	-	10
USD	189,759	GBP	189,677	8/19/2024	HUB	82	-	82
USD	189,781	GBP	189,677	8/19/2024	HUB	104	-	104
USD	190,179	GBP	189,677	8/19/2024	HUB	502	-	502
USD	189,870	GBP	189,677	8/19/2024	HUB	193	-	193
USD	189,859	GBP	189,677	8/19/2024	HUB	182	-	182
USD	189,823	GBP	189,677	8/19/2024	HUB	146	-	146
USD	189,798	GBP	189,677	8/19/2024	HUB	121	-	121
USD	189,905	GBP	189,677	8/19/2024	HUB	228	-	228
USD	189,918	GBP	189,677	8/19/2024	HUB	241	-	241
USD	189,885	GBP	189,677	8/19/2024	HUB	208	-	208
USD	189,861	GBP	189,677	8/19/2024	HUB	184	-	184
USD	189,816	GBP	189,677	8/19/2024	HUB	139	-	139
USD	189,795	GBP	189,677	8/19/2024	HUB	118	-	118
USD	189,737	GBP	189,677	8/19/2024	HUB	60	-	60
USD	189,591	GBP	189,677	8/19/2024	HUB	-	(86)	(86)
USD	189,743	GBP	189,677	8/19/2024	HUB	66	-	66
USD	189,728	GBP	189,677	8/19/2024	HUB	51	-	51
USD	189,728	GBP	189,677	8/19/2024	HUB	51	-	51

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	189,782	GBP	189,677	8/19/2024	HUB	$105	$-	$105
USD	189,958	GBP	189,677	8/19/2024	HUB	281	-	281
USD	189,691	GBP	189,677	8/19/2024	HUB	14	-	14
USD	189,740	GBP	189,677	8/19/2024	HUB	63	-	63
USD	189,666	GBP	189,677	8/19/2024	HUB	-	(11)	(11)
USD	189,808	GBP	189,677	8/19/2024	HUB	131	-	131
USD	189,856	GBP	189,677	8/19/2024	HUB	179	-	179
USD	189,913	GBP	189,677	8/19/2024	HUB	236	-	236
USD	189,424	GBP	189,677	8/19/2024	HUB	-	(253)	(253)
USD	189,441	GBP	189,677	8/19/2024	HUB	-	(236)	(236)
USD	126,440	GBP	126,452	8/19/2024	HUB	-	(12)	(12)
USD	126,397	GBP	126,452	8/19/2024	HUB	-	(55)	(55)
USD	126,333	GBP	126,452	8/19/2024	HUB	-	(119)	(119)
USD	126,311	GBP	126,452	8/19/2024	HUB	-	(141)	(141)
USD	126,453	GBP	126,452	8/19/2024	HUB	1	-	1
USD	126,430	GBP	126,452	8/19/2024	HUB	-	(22)	(22)
USD	126,508	GBP	126,452	8/19/2024	HUB	56	-	56
USD	126,920	GBP	126,452	8/19/2024	HUB	468	-	468
USD	126,931	GBP	126,452	8/19/2024	HUB	479	-	479
USD	126,988	GBP	126,452	8/19/2024	HUB	536	-	536
USD	127,023	GBP	126,452	8/19/2024	HUB	571	-	571
USD	127,019	GBP	126,452	8/19/2024	HUB	567	-	567
USD	126,890	GBP	126,452	8/19/2024	HUB	438	-	438
USD	126,931	GBP	126,452	8/19/2024	HUB	479	-	479
USD	126,951	GBP	126,452	8/19/2024	HUB	499	-	499
USD	126,961	GBP	126,452	8/19/2024	HUB	509	-	509
USD	127,039	GBP	126,452	8/19/2024	HUB	587	-	587
USD	127,021	GBP	126,452	8/19/2024	HUB	569	-	569
USD	127,029	GBP	126,452	8/19/2024	HUB	577	-	577
USD	127,009	GBP	126,452	8/19/2024	HUB	557	-	557
USD	127,032	GBP	126,452	8/19/2024	HUB	580	-	580
USD	127,048	GBP	126,452	8/19/2024	HUB	596	-	596
USD	127,004	GBP	126,452	8/19/2024	HUB	552	-	552
USD	126,750	GBP	126,452	8/19/2024	HUB	298	-	298
USD	126,365	GBP	126,452	8/19/2024	HUB	-	(87)	(87)
USD	126,389	GBP	126,452	8/19/2024	HUB	-	(63)	(63)
USD	126,422	GBP	126,452	8/19/2024	HUB	-	(30)	(30)
USD	126,429	GBP	126,452	8/19/2024	HUB	-	(23)	(23)
USD	126,309	GBP	126,452	8/19/2024	HUB	-	(143)	(143)
USD	126,684	GBP	126,452	8/19/2024	HUB	232	-	232
USD	126,724	GBP	126,452	8/19/2024	HUB	272	-	272
USD	126,782	GBP	126,452	8/19/2024	HUB	330	-	330
USD	126,753	GBP	126,452	8/19/2024	HUB	301	-	301
USD	126,745	GBP	126,452	8/19/2024	HUB	293	-	293
USD	126,717	GBP	126,452	8/19/2024	HUB	265	-	265
USD	126,706	GBP	126,452	8/19/2024	HUB	254	-	254
USD	126,706	GBP	126,452	8/19/2024	HUB	254	-	254
USD	126,692	GBP	126,452	8/19/2024	HUB	240	-	240
USD	126,725	GBP	126,452	8/19/2024	HUB	273	-	273
USD	126,772	GBP	126,452	8/19/2024	HUB	320	-	320
USD	126,528	GBP	126,452	8/19/2024	HUB	76	-	76
USD	126,548	GBP	126,452	8/19/2024	HUB	96	-	96
USD	126,512	GBP	126,452	8/19/2024	HUB	60	-	60
USD	126,442	GBP	126,452	8/19/2024	HUB	-	(10)	(10)
USD	126,455	GBP	126,452	8/19/2024	HUB	3	-	3
USD	126,475	GBP	126,452	8/19/2024	HUB	23	-	23
USD	126,532	GBP	126,452	8/19/2024	HUB	80	-	80
USD	126,588	GBP	126,452	8/19/2024	HUB	136	-	136
USD	126,574	GBP	126,452	8/19/2024	HUB	122	-	122

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	126,594	GBP	126,452	8/19/2024	HUB	$142	$-	$142
USD	126,611	GBP	126,452	8/19/2024	HUB	159	-	159
USD	126,533	GBP	126,452	8/19/2024	HUB	81	-	81
USD	126,631	GBP	126,452	8/19/2024	HUB	179	-	179
USD	126,610	GBP	126,452	8/19/2024	HUB	158	-	158
USD	126,615	GBP	126,452	8/19/2024	HUB	163	-	163
USD	126,439	GBP	126,452	8/19/2024	HUB	-	(13)	(13)
USD	126,484	GBP	126,452	8/19/2024	HUB	32	-	32
USD	126,417	GBP	126,452	8/19/2024	HUB	-	(35)	(35)
USD	126,495	GBP	126,452	8/19/2024	HUB	43	-	43
USD	126,485	GBP	126,452	8/19/2024	HUB	33	-	33
USD	126,497	GBP	126,452	8/19/2024	HUB	45	-	45
USD	126,732	GBP	126,452	8/19/2024	HUB	280	-	280
USD	126,684	GBP	126,452	8/19/2024	HUB	232	-	232
USD	126,704	GBP	126,452	8/19/2024	HUB	252	-	252
USD	126,684	GBP	126,452	8/19/2024	HUB	232	-	232
USD	126,534	GBP	126,452	8/19/2024	HUB	82	-	82
USD	126,523	GBP	126,452	8/19/2024	HUB	71	-	71
USD	126,525	GBP	126,452	8/19/2024	HUB	73	-	73
USD	126,483	GBP	126,452	8/19/2024	HUB	31	-	31
USD	126,475	GBP	126,452	8/19/2024	HUB	23	-	23
USD	126,474	GBP	126,452	8/19/2024	HUB	22	-	22
USD	126,486	GBP	126,452	8/19/2024	HUB	34	-	34
USD	126,549	GBP	126,452	8/19/2024	HUB	97	-	97
USD	126,559	GBP	126,452	8/19/2024	HUB	107	-	107
USD	126,650	GBP	126,452	8/19/2024	HUB	198	-	198
USD	126,579	GBP	126,452	8/19/2024	HUB	127	-	127
USD	126,290	GBP	126,452	8/19/2024	HUB	-	(162)	(162)
USD	126,970	GBP	126,452	8/19/2024	HUB	518	-	518
USD	126,928	GBP	126,452	8/19/2024	HUB	476	-	476
USD	126,960	GBP	126,452	8/19/2024	HUB	508	-	508
USD	63,476	GBP	63,226	8/19/2024	HUB	250	-	250
USD	63,454	GBP	63,226	8/19/2024	HUB	228	-	228
USD	63,476	GBP	63,226	8/19/2024	HUB	250	-	250
USD	63,344	GBP	63,226	8/19/2024	HUB	118	-	118
USD	63,335	GBP	63,226	8/19/2024	HUB	109	-	109
USD	63,187	GBP	63,226	8/19/2024	HUB	-	(39)	(39)
USD	63,353	GBP	63,226	8/19/2024	HUB	127	-	127
USD	63,242	GBP	63,226	8/19/2024	HUB	16	-	16
USD	63,302	GBP	63,226	8/19/2024	HUB	76	-	76
USD	63,276	GBP	63,226	8/19/2024	HUB	50	-	50
USD	63,328	GBP	63,226	8/19/2024	HUB	102	-	102
USD	63,234	GBP	63,226	8/19/2024	HUB	8	-	8
USD	63,536	GBP	63,226	8/19/2024	HUB	310	-	310
USD	63,498	GBP	63,226	8/19/2024	HUB	272	-	272
USD	63,478	GBP	63,226	8/19/2024	HUB	252	-	252
USD	63,330	GBP	63,226	8/19/2024	HUB	104	-	104
NZD	60,263	USD	60,409	8/20/2024	HUB	-	(146)	(146)
NZD	3,715,546	USD	3,738,904	8/20/2024	HUB	-	(23,358)	(23,358)
NZD	5,604,422	USD	5,618,087	8/20/2024	HUB	-	(13,665)	(13,665)
NZD	6,505,297	USD	6,509,913	8/20/2024	HUB	-	(4,616)	(4,616)
NZD	8,041,598	USD	8,041,534	8/20/2024	HUB	64	-	64
NZD	8,233,425	USD	8,233,860	8/20/2024	HUB	-	(435)	(435)
NZD	9,757,947	USD	9,756,700	8/20/2024	HUB	1,247	-	1,247
NZD	12,425,759	USD	12,634,862	8/20/2024	HUB	-	(209,103)	(209,103)
NZD	12,608,491	USD	12,794,484	8/20/2024	HUB	-	(185,993)	(185,993)
NZD	13,826,702	USD	14,042,265	8/20/2024	HUB	-	(215,563)	(215,563)
NZD	18,334,085	USD	18,636,947	8/20/2024	HUB	-	(302,862)	(302,862)
NZD	22,768,542	USD	22,786,289	8/20/2024	HUB	-	(17,747)	(17,747)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	8,517,304	NZD	8,466,571	8/20/2024	HUB	$50,733	$-	$50,733
USD	7,859,305	NZD	7,857,465	8/20/2024	HUB	1,840	-	1,840
USD	7,358,688	NZD	7,309,270	8/20/2024	HUB	49,418	-	49,418
USD	3,485,803	NZD	3,471,903	8/20/2024	HUB	13,900	-	13,900
USD	3,368,596	NZD	3,350,082	8/20/2024	HUB	18,514	-	18,514
USD	2,601,717	NZD	2,588,200	8/20/2024	HUB	13,517	-	13,517
USD	2,531,149	KRW	2,549,586	8/20/2024	HUB	-	(18,437)	(18,437)
USD	2,530,086	KRW	2,549,586	8/20/2024	HUB	-	(19,500)	(19,500)
USD	2,455,264	KRW	2,476,741	8/20/2024	HUB	-	(21,477)	(21,477)
USD	2,154,672	KRW	2,175,136	8/20/2024	HUB	-	(20,464)	(20,464)
USD	2,068,301	KRW	2,088,111	8/20/2024	HUB	-	(19,810)	(19,810)
USD	1,969,142	KRW	1,991,105	8/20/2024	HUB	-	(21,963)	(21,963)
USD	1,601,212	KRW	1,617,166	8/20/2024	HUB	-	(15,954)	(15,954)
USD	1,504,210	KRW	1,518,825	8/20/2024	HUB	-	(14,615)	(14,615)
USD	1,467,129	KRW	1,481,309	8/20/2024	HUB	-	(14,180)	(14,180)
USD	1,356,108	KRW	1,369,492	8/20/2024	HUB	-	(13,384)	(13,384)
USD	1,111,029	KRW	1,121,818	8/20/2024	HUB	-	(10,789)	(10,789)
USD	1,056,821	KRW	1,068,398	8/20/2024	HUB	-	(11,577)	(11,577)
USD	1,071,882	NZD	1,066,435	8/20/2024	HUB	5,447	-	5,447
USD	1,010,363	KRW	1,019,834	8/20/2024	HUB	-	(9,471)	(9,471)
USD	793,496	KRW	801,298	8/20/2024	HUB	-	(7,802)	(7,802)
USD	792,701	KRW	801,298	8/20/2024	HUB	-	(8,597)	(8,597)
USD	734,245	NZD	730,927	8/20/2024	HUB	3,318	-	3,318
USD	649,084	KRW	655,608	8/20/2024	HUB	-	(6,524)	(6,524)
USD	652,380	KRW	655,608	8/20/2024	HUB	-	(3,228)	(3,228)
USD	577,358	KRW	582,763	8/20/2024	HUB	-	(5,405)	(5,405)
USD	579,778	KRW	582,763	8/20/2024	HUB	-	(2,985)	(2,985)
USD	553,212	NZD	548,195	8/20/2024	HUB	5,017	-	5,017
USD	515,287	KRW	520,141	8/20/2024	HUB	-	(4,854)	(4,854)
USD	505,447	KRW	509,917	8/20/2024	HUB	-	(4,470)	(4,470)
USD	505,261	KRW	509,917	8/20/2024	HUB	-	(4,656)	(4,656)
USD	504,530	KRW	509,917	8/20/2024	HUB	-	(5,387)	(5,387)
USD	504,352	KRW	509,917	8/20/2024	HUB	-	(5,565)	(5,565)
USD	433,245	KRW	437,072	8/20/2024	HUB	-	(3,827)	(3,827)
USD	433,082	KRW	437,072	8/20/2024	HUB	-	(3,990)	(3,990)
USD	433,082	KRW	437,072	8/20/2024	HUB	-	(3,990)	(3,990)
USD	433,035	KRW	437,072	8/20/2024	HUB	-	(4,037)	(4,037)
USD	433,330	KRW	437,072	8/20/2024	HUB	-	(3,742)	(3,742)
USD	433,174	KRW	437,072	8/20/2024	HUB	-	(3,898)	(3,898)
USD	433,217	KRW	437,072	8/20/2024	HUB	-	(3,855)	(3,855)
USD	434,843	KRW	437,072	8/20/2024	HUB	-	(2,229)	(2,229)
USD	434,919	KRW	437,072	8/20/2024	HUB	-	(2,153)	(2,153)
USD	434,755	KRW	437,072	8/20/2024	HUB	-	(2,317)	(2,317)
USD	434,880	KRW	437,072	8/20/2024	HUB	-	(2,192)	(2,192)
USD	434,795	KRW	437,072	8/20/2024	HUB	-	(2,277)	(2,277)
USD	435,013	KRW	437,072	8/20/2024	HUB	-	(2,059)	(2,059)
USD	434,545	KRW	437,072	8/20/2024	HUB	-	(2,527)	(2,527)
USD	434,795	KRW	437,072	8/20/2024	HUB	-	(2,277)	(2,277)
USD	360,946	KRW	364,227	8/20/2024	HUB	-	(3,281)	(3,281)
USD	360,911	KRW	364,227	8/20/2024	HUB	-	(3,316)	(3,316)
USD	361,089	KRW	364,227	8/20/2024	HUB	-	(3,138)	(3,138)
USD	361,022	KRW	364,227	8/20/2024	HUB	-	(3,205)	(3,205)
USD	360,426	KRW	364,227	8/20/2024	HUB	-	(3,801)	(3,801)
USD	360,530	KRW	364,227	8/20/2024	HUB	-	(3,697)	(3,697)
USD	360,498	KRW	364,227	8/20/2024	HUB	-	(3,729)	(3,729)
USD	362,294	KRW	364,227	8/20/2024	HUB	-	(1,933)	(1,933)
USD	362,366	KRW	364,227	8/20/2024	HUB	-	(1,861)	(1,861)
USD	362,332	KRW	364,227	8/20/2024	HUB	-	(1,895)	(1,895)
USD	288,836	KRW	291,381	8/20/2024	HUB	-	(2,545)	(2,545)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	289,935	KRW	291,381	8/20/2024	HUB	$-	$(1,446)	$(1,446)
USD	289,941	KRW	291,381	8/20/2024	HUB	-	(1,440)	(1,440)
USD	289,907	KRW	291,381	8/20/2024	HUB	-	(1,474)	(1,474)
USD	289,846	KRW	291,381	8/20/2024	HUB	-	(1,535)	(1,535)
USD	289,822	KRW	291,381	8/20/2024	HUB	-	(1,559)	(1,559)
USD	289,769	KRW	291,381	8/20/2024	HUB	-	(1,612)	(1,612)
USD	288,339	KRW	291,381	8/20/2024	HUB	-	(3,042)	(3,042)
USD	288,342	KRW	291,381	8/20/2024	HUB	-	(3,039)	(3,039)
USD	289,870	KRW	291,381	8/20/2024	HUB	-	(1,511)	(1,511)
USD	270,592	KRW	273,170	8/20/2024	HUB	-	(2,578)	(2,578)
USD	245,001	NZD	243,642	8/20/2024	HUB	1,359	-	1,359
USD	216,516	KRW	218,536	8/20/2024	HUB	-	(2,020)	(2,020)
USD	216,535	KRW	218,536	8/20/2024	HUB	-	(2,001)	(2,001)
USD	216,635	KRW	218,536	8/20/2024	HUB	-	(1,901)	(1,901)
USD	216,636	KRW	218,536	8/20/2024	HUB	-	(1,900)	(1,900)
USD	217,195	KRW	218,536	8/20/2024	HUB	-	(1,341)	(1,341)
USD	216,861	KRW	218,536	8/20/2024	HUB	-	(1,675)	(1,675)
USD	217,409	KRW	218,536	8/20/2024	HUB	-	(1,127)	(1,127)
USD	217,415	KRW	218,536	8/20/2024	HUB	-	(1,121)	(1,121)
USD	217,369	KRW	218,536	8/20/2024	HUB	-	(1,167)	(1,167)
USD	217,363	KRW	218,536	8/20/2024	HUB	-	(1,173)	(1,173)
USD	217,465	KRW	218,536	8/20/2024	HUB	-	(1,071)	(1,071)
USD	217,365	KRW	218,536	8/20/2024	HUB	-	(1,171)	(1,171)
USD	144,396	KRW	145,691	8/20/2024	HUB	-	(1,295)	(1,295)
USD	144,856	KRW	145,691	8/20/2024	HUB	-	(835)	(835)
USD	144,838	KRW	145,691	8/20/2024	HUB	-	(853)	(853)
USD	144,646	KRW	145,691	8/20/2024	HUB	-	(1,045)	(1,045)
USD	144,654	KRW	145,691	8/20/2024	HUB	-	(1,037)	(1,037)
USD	144,645	KRW	145,691	8/20/2024	HUB	-	(1,046)	(1,046)
USD	144,633	KRW	145,691	8/20/2024	HUB	-	(1,058)	(1,058)
USD	144,602	KRW	145,691	8/20/2024	HUB	-	(1,089)	(1,089)
USD	144,696	KRW	145,691	8/20/2024	HUB	-	(995)	(995)
USD	144,704	KRW	145,691	8/20/2024	HUB	-	(987)	(987)
USD	144,582	KRW	145,691	8/20/2024	HUB	-	(1,109)	(1,109)
USD	144,925	KRW	145,691	8/20/2024	HUB	-	(766)	(766)
USD	144,956	KRW	145,691	8/20/2024	HUB	-	(735)	(735)
USD	144,933	KRW	145,691	8/20/2024	HUB	-	(758)	(758)
USD	144,931	KRW	145,691	8/20/2024	HUB	-	(760)	(760)
USD	72,223	KRW	72,845	8/20/2024	HUB	-	(622)	(622)
USD	72,347	KRW	72,845	8/20/2024	HUB	-	(498)	(498)
USD	72,370	KRW	72,845	8/20/2024	HUB	-	(475)	(475)
USD	72,352	KRW	72,845	8/20/2024	HUB	-	(493)	(493)
USD	72,409	KRW	72,845	8/20/2024	HUB	-	(436)	(436)
USD	72,325	KRW	72,845	8/20/2024	HUB	-	(520)	(520)
USD	72,312	KRW	72,845	8/20/2024	HUB	-	(533)	(533)
USD	72,361	KRW	72,845	8/20/2024	HUB	-	(484)	(484)
USD	72,278	KRW	72,845	8/20/2024	HUB	-	(567)	(567)
USD	72,306	KRW	72,845	8/20/2024	HUB	-	(539)	(539)
USD	72,342	KRW	72,845	8/20/2024	HUB	-	(503)	(503)
USD	72,310	KRW	72,845	8/20/2024	HUB	-	(535)	(535)
USD	72,318	KRW	72,845	8/20/2024	HUB	-	(527)	(527)
USD	72,314	KRW	72,845	8/20/2024	HUB	-	(531)	(531)
USD	72,434	KRW	72,845	8/20/2024	HUB	-	(411)	(411)
USD	72,217	KRW	72,845	8/20/2024	HUB	-	(628)	(628)
CAD	73,182	USD	73,211	8/22/2024	HUB	-	(29)	(29)
CAD	73,182	USD	73,225	8/22/2024	HUB	-	(43)	(43)
CAD	73,182	USD	73,232	8/22/2024	HUB	-	(50)	(50)
CAD	73,182	USD	73,277	8/22/2024	HUB	-	(95)	(95)
CAD	73,182	USD	73,090	8/22/2024	HUB	92	-	92

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CAD	73,182	USD	73,129	8/22/2024	HUB	$53	$-	$53
CAD	73,182	USD	73,105	8/22/2024	HUB	77	-	77
CAD	73,182	USD	73,082	8/22/2024	HUB	100	-	100
CAD	73,182	USD	73,061	8/22/2024	HUB	121	-	121
CAD	73,182	USD	73,027	8/22/2024	HUB	155	-	155
CAD	73,182	USD	73,024	8/22/2024	HUB	158	-	158
CAD	73,182	USD	73,066	8/22/2024	HUB	116	-	116
CAD	73,182	USD	73,083	8/22/2024	HUB	99	-	99
CAD	73,182	USD	73,148	8/22/2024	HUB	34	-	34
CAD	73,182	USD	73,159	8/22/2024	HUB	23	-	23
CAD	73,182	USD	73,147	8/22/2024	HUB	35	-	35
CAD	73,182	USD	73,160	8/22/2024	HUB	22	-	22
CAD	73,182	USD	73,151	8/22/2024	HUB	31	-	31
CAD	73,182	USD	73,262	8/22/2024	HUB	-	(80)	(80)
CAD	73,182	USD	73,260	8/22/2024	HUB	-	(78)	(78)
CAD	73,182	USD	73,209	8/22/2024	HUB	-	(27)	(27)
CAD	73,182	USD	73,215	8/22/2024	HUB	-	(33)	(33)
CAD	73,182	USD	73,176	8/22/2024	HUB	6	-	6
CAD	73,182	USD	73,172	8/22/2024	HUB	10	-	10
CAD	73,182	USD	73,261	8/22/2024	HUB	-	(79)	(79)
CAD	73,182	USD	73,255	8/22/2024	HUB	-	(73)	(73)
CAD	73,182	USD	73,240	8/22/2024	HUB	-	(58)	(58)
CAD	73,182	USD	73,252	8/22/2024	HUB	-	(70)	(70)
CAD	73,182	USD	73,252	8/22/2024	HUB	-	(70)	(70)
CAD	73,182	USD	73,247	8/22/2024	HUB	-	(65)	(65)
CAD	73,182	USD	73,242	8/22/2024	HUB	-	(60)	(60)
CAD	73,182	USD	73,407	8/22/2024	HUB	-	(225)	(225)
CAD	73,182	USD	73,213	8/22/2024	HUB	-	(31)	(31)
CAD	73,182	USD	73,309	8/22/2024	HUB	-	(127)	(127)
CAD	73,182	USD	73,297	8/22/2024	HUB	-	(115)	(115)
CAD	73,182	USD	73,316	8/22/2024	HUB	-	(134)	(134)
CAD	73,182	USD	73,356	8/22/2024	HUB	-	(174)	(174)
CAD	73,182	USD	73,342	8/22/2024	HUB	-	(160)	(160)
CAD	73,182	USD	73,373	8/22/2024	HUB	-	(191)	(191)
CAD	73,182	USD	73,339	8/22/2024	HUB	-	(157)	(157)
CAD	73,182	USD	73,254	8/22/2024	HUB	-	(72)	(72)
CAD	73,182	USD	73,255	8/22/2024	HUB	-	(73)	(73)
CAD	73,182	USD	73,323	8/22/2024	HUB	-	(141)	(141)
CAD	73,182	USD	73,272	8/22/2024	HUB	-	(90)	(90)
EUR	107,354	AUD	109,287	8/22/2024	HUB	-	(1,933)	(1,933)
EUR	107,354	AUD	109,403	8/22/2024	HUB	-	(2,049)	(2,049)
EUR	107,354	AUD	109,354	8/22/2024	HUB	-	(2,000)	(2,000)
EUR	107,354	AUD	109,305	8/22/2024	HUB	-	(1,951)	(1,951)
EUR	107,354	AUD	109,343	8/22/2024	HUB	-	(1,989)	(1,989)
EUR	107,354	AUD	109,574	8/22/2024	HUB	-	(2,220)	(2,220)
EUR	107,354	AUD	109,393	8/22/2024	HUB	-	(2,039)	(2,039)
EUR	107,354	AUD	109,304	8/22/2024	HUB	-	(1,950)	(1,950)
EUR	107,354	AUD	109,344	8/22/2024	HUB	-	(1,990)	(1,990)
EUR	107,354	AUD	109,368	8/22/2024	HUB	-	(2,014)	(2,014)
EUR	107,354	AUD	109,443	8/22/2024	HUB	-	(2,089)	(2,089)
EUR	107,354	AUD	109,430	8/22/2024	HUB	-	(2,076)	(2,076)
CAD	146,365	USD	146,618	8/22/2024	HUB	-	(253)	(253)
CAD	146,365	USD	146,253	8/22/2024	HUB	112	-	112
CAD	146,365	USD	146,234	8/22/2024	HUB	131	-	131
CAD	146,365	USD	146,226	8/22/2024	HUB	139	-	139
CAD	146,365	USD	146,167	8/22/2024	HUB	198	-	198
CAD	146,365	USD	146,240	8/22/2024	HUB	125	-	125
CAD	146,365	USD	146,007	8/22/2024	HUB	358	-	358
CAD	146,365	USD	146,113	8/22/2024	HUB	252	-	252

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CAD	146,365	USD	146,524	8/22/2024	HUB	$-	$(159)	$(159)
CAD	146,365	USD	146,470	8/22/2024	HUB	-	(105)	(105)
CAD	146,365	USD	146,393	8/22/2024	HUB	-	(28)	(28)
CAD	146,365	USD	146,411	8/22/2024	HUB	-	(46)	(46)
CAD	146,365	USD	146,346	8/22/2024	HUB	19	-	19
CAD	146,365	USD	146,363	8/22/2024	HUB	2	-	2
CAD	146,365	USD	146,402	8/22/2024	HUB	-	(37)	(37)
CAD	146,365	USD	146,379	8/22/2024	HUB	-	(14)	(14)
CAD	146,365	USD	146,607	8/22/2024	HUB	-	(242)	(242)
CAD	146,365	USD	146,796	8/22/2024	HUB	-	(431)	(431)
CAD	146,365	USD	146,584	8/22/2024	HUB	-	(219)	(219)
CAD	146,365	USD	146,574	8/22/2024	HUB	-	(209)	(209)
CAD	146,365	USD	146,602	8/22/2024	HUB	-	(237)	(237)
CAD	146,365	USD	146,529	8/22/2024	HUB	-	(164)	(164)
CAD	146,365	USD	146,511	8/22/2024	HUB	-	(146)	(146)
CAD	146,365	USD	146,709	8/22/2024	HUB	-	(344)	(344)
CAD	146,365	USD	146,616	8/22/2024	HUB	-	(251)	(251)
CAD	146,365	USD	146,576	8/22/2024	HUB	-	(211)	(211)
CAD	146,365	USD	146,551	8/22/2024	HUB	-	(186)	(186)
CAD	146,365	USD	146,553	8/22/2024	HUB	-	(188)	(188)
EUR	214,709	AUD	218,918	8/22/2024	HUB	-	(4,209)	(4,209)
EUR	214,709	AUD	218,804	8/22/2024	HUB	-	(4,095)	(4,095)
EUR	214,709	AUD	218,532	8/22/2024	HUB	-	(3,823)	(3,823)
EUR	214,709	AUD	219,489	8/22/2024	HUB	-	(4,780)	(4,780)
EUR	214,709	AUD	219,071	8/22/2024	HUB	-	(4,362)	(4,362)
EUR	214,709	AUD	218,641	8/22/2024	HUB	-	(3,932)	(3,932)
EUR	214,709	AUD	218,566	8/22/2024	HUB	-	(3,857)	(3,857)
CAD	219,547	USD	219,896	8/22/2024	HUB	-	(349)	(349)
CAD	219,547	USD	219,954	8/22/2024	HUB	-	(407)	(407)
CAD	219,547	USD	219,334	8/22/2024	HUB	213	-	213
CAD	219,547	USD	219,315	8/22/2024	HUB	232	-	232
CAD	219,547	USD	219,218	8/22/2024	HUB	329	-	329
CAD	219,547	USD	219,174	8/22/2024	HUB	373	-	373
CAD	219,547	USD	219,561	8/22/2024	HUB	-	(14)	(14)
CAD	219,547	USD	219,549	8/22/2024	HUB	-	(2)	(2)
CAD	219,547	USD	219,570	8/22/2024	HUB	-	(23)	(23)
CAD	219,547	USD	219,697	8/22/2024	HUB	-	(150)	(150)
CAD	219,547	USD	219,686	8/22/2024	HUB	-	(139)	(139)
CAD	219,547	USD	219,526	8/22/2024	HUB	21	-	21
CAD	219,547	USD	219,483	8/22/2024	HUB	64	-	64
CAD	219,547	USD	219,491	8/22/2024	HUB	56	-	56
CAD	219,547	USD	219,876	8/22/2024	HUB	-	(329)	(329)
CAD	219,547	USD	220,027	8/22/2024	HUB	-	(480)	(480)
CAD	219,547	USD	219,888	8/22/2024	HUB	-	(341)	(341)
CAD	219,547	USD	219,896	8/22/2024	HUB	-	(349)	(349)
CAD	219,547	USD	219,945	8/22/2024	HUB	-	(398)	(398)
CAD	219,547	USD	219,932	8/22/2024	HUB	-	(385)	(385)
CAD	219,547	USD	219,966	8/22/2024	HUB	-	(419)	(419)
CAD	219,547	USD	219,904	8/22/2024	HUB	-	(357)	(357)
CAD	219,547	USD	219,836	8/22/2024	HUB	-	(289)	(289)
CAD	219,547	USD	220,025	8/22/2024	HUB	-	(478)	(478)
CAD	219,547	USD	220,010	8/22/2024	HUB	-	(463)	(463)
CAD	219,547	USD	219,938	8/22/2024	HUB	-	(391)	(391)
CAD	219,547	USD	219,895	8/22/2024	HUB	-	(348)	(348)
CAD	219,547	USD	220,033	8/22/2024	HUB	-	(486)	(486)
CAD	219,547	USD	219,988	8/22/2024	HUB	-	(441)	(441)
CAD	292,729	USD	292,625	8/22/2024	HUB	104	-	104
CAD	292,729	USD	293,411	8/22/2024	HUB	-	(682)	(682)
CAD	292,729	USD	293,454	8/22/2024	HUB	-	(725)	(725)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CAD	292,729	USD	293,254	8/22/2024	HUB	$-	$(525)	$(525)
CAD	292,729	USD	293,222	8/22/2024	HUB	-	(493)	(493)
CAD	292,729	USD	293,362	8/22/2024	HUB	-	(633)	(633)
CAD	292,729	USD	292,429	8/22/2024	HUB	300	-	300
CAD	292,729	USD	292,224	8/22/2024	HUB	505	-	505
CAD	292,729	USD	292,347	8/22/2024	HUB	382	-	382
CAD	292,729	USD	292,221	8/22/2024	HUB	508	-	508
CAD	292,729	USD	292,675	8/22/2024	HUB	54	-	54
CAD	292,729	USD	292,854	8/22/2024	HUB	-	(125)	(125)
CAD	292,729	USD	292,853	8/22/2024	HUB	-	(124)	(124)
CAD	292,729	USD	292,860	8/22/2024	HUB	-	(131)	(131)
CAD	292,729	USD	292,893	8/22/2024	HUB	-	(164)	(164)
CAD	292,729	USD	292,832	8/22/2024	HUB	-	(103)	(103)
CAD	292,729	USD	293,210	8/22/2024	HUB	-	(481)	(481)
CAD	292,729	USD	293,224	8/22/2024	HUB	-	(495)	(495)
CAD	292,729	USD	293,139	8/22/2024	HUB	-	(410)	(410)
CAD	292,729	USD	293,060	8/22/2024	HUB	-	(331)	(331)
CAD	292,729	USD	293,029	8/22/2024	HUB	-	(300)	(300)
JPY	313,181	USD	324,089	8/22/2024	HUB	-	(10,908)	(10,908)
EUR	322,063	AUD	328,550	8/22/2024	HUB	-	(6,487)	(6,487)
EUR	322,063	AUD	328,415	8/22/2024	HUB	-	(6,352)	(6,352)
EUR	322,063	AUD	328,656	8/22/2024	HUB	-	(6,593)	(6,593)
EUR	322,063	AUD	327,946	8/22/2024	HUB	-	(5,883)	(5,883)
EUR	322,063	AUD	328,421	8/22/2024	HUB	-	(6,358)	(6,358)
CAD	365,912	USD	365,513	8/22/2024	HUB	399	-	399
CAD	365,912	USD	366,944	8/22/2024	HUB	-	(1,032)	(1,032)
CAD	365,912	USD	366,657	8/22/2024	HUB	-	(745)	(745)
CAD	365,912	USD	366,629	8/22/2024	HUB	-	(717)	(717)
CAD	365,912	USD	365,591	8/22/2024	HUB	321	-	321
CAD	365,912	USD	365,486	8/22/2024	HUB	426	-	426
CAD	365,912	USD	365,456	8/22/2024	HUB	456	-	456
CAD	365,912	USD	366,133	8/22/2024	HUB	-	(221)	(221)
CAD	365,912	USD	366,109	8/22/2024	HUB	-	(197)	(197)
CAD	365,912	USD	366,494	8/22/2024	HUB	-	(582)	(582)
CAD	365,912	USD	366,634	8/22/2024	HUB	-	(722)	(722)
CAD	365,912	USD	366,620	8/22/2024	HUB	-	(708)	(708)
CAD	365,912	USD	366,454	8/22/2024	HUB	-	(542)	(542)
CAD	365,912	USD	366,598	8/22/2024	HUB	-	(686)	(686)
CAD	365,912	USD	366,643	8/22/2024	HUB	-	(731)	(731)
CAD	365,912	USD	366,669	8/22/2024	HUB	-	(757)	(757)
EUR	429,417	AUD	437,738	8/22/2024	HUB	-	(8,321)	(8,321)
EUR	429,417	AUD	437,790	8/22/2024	HUB	-	(8,373)	(8,373)
EUR	429,417	AUD	439,168	8/22/2024	HUB	-	(9,751)	(9,751)
EUR	429,417	AUD	438,998	8/22/2024	HUB	-	(9,581)	(9,581)
EUR	429,417	AUD	436,987	8/22/2024	HUB	-	(7,570)	(7,570)
EUR	429,417	AUD	436,891	8/22/2024	HUB	-	(7,474)	(7,474)
EUR	429,417	AUD	437,014	8/22/2024	HUB	-	(7,597)	(7,597)
EUR	429,417	AUD	434,915	8/22/2024	HUB	-	(5,498)	(5,498)
CAD	439,094	USD	440,242	8/22/2024	HUB	-	(1,148)	(1,148)
CAD	439,094	USD	439,797	8/22/2024	HUB	-	(703)	(703)
CAD	439,094	USD	438,877	8/22/2024	HUB	217	-	217
CAD	439,094	USD	438,687	8/22/2024	HUB	407	-	407
CAD	439,094	USD	437,425	8/22/2024	HUB	1,669	-	1,669
CAD	439,094	USD	439,419	8/22/2024	HUB	-	(325)	(325)
CAD	439,094	USD	439,947	8/22/2024	HUB	-	(853)	(853)
JPY	501,089	USD	520,512	8/22/2024	HUB	-	(19,423)	(19,423)
CAD	512,276	USD	513,578	8/22/2024	HUB	-	(1,302)	(1,302)
CAD	512,276	USD	511,893	8/22/2024	HUB	383	-	383
CAD	512,276	USD	513,472	8/22/2024	HUB	-	(1,196)	(1,196)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CAD	512,276	USD	513,472	8/22/2024	HUB	$-	$(1,196)	$(1,196)
CAD	512,276	USD	513,343	8/22/2024	HUB	-	(1,067)	(1,067)
EUR	536,771	AUD	547,561	8/22/2024	HUB	-	(10,790)	(10,790)
EUR	536,771	AUD	548,194	8/22/2024	HUB	-	(11,423)	(11,423)
EUR	536,771	AUD	548,311	8/22/2024	HUB	-	(11,540)	(11,540)
CAD	585,458	USD	587,010	8/22/2024	HUB	-	(1,552)	(1,552)
CAD	585,458	USD	586,533	8/22/2024	HUB	-	(1,075)	(1,075)
CAD	585,458	USD	586,589	8/22/2024	HUB	-	(1,131)	(1,131)
EUR	644,126	AUD	656,504	8/22/2024	HUB	-	(12,378)	(12,378)
EUR	644,126	AUD	657,453	8/22/2024	HUB	-	(13,327)	(13,327)
CAD	658,641	USD	660,199	8/22/2024	HUB	-	(1,558)	(1,558)
CAD	658,641	USD	660,420	8/22/2024	HUB	-	(1,779)	(1,779)
CAD	658,641	USD	660,087	8/22/2024	HUB	-	(1,446)	(1,446)
CAD	658,641	USD	658,206	8/22/2024	HUB	435	-	435
CAD	658,641	USD	660,440	8/22/2024	HUB	-	(1,799)	(1,799)
JPY	688,997	USD	712,833	8/22/2024	HUB	-	(23,836)	(23,836)
JPY	688,997	USD	716,086	8/22/2024	HUB	-	(27,089)	(27,089)
JPY	688,997	USD	713,852	8/22/2024	HUB	-	(24,855)	(24,855)
JPY	688,997	USD	712,532	8/22/2024	HUB	-	(23,535)	(23,535)
CAD	731,823	USD	730,768	8/22/2024	HUB	1,055	-	1,055
CAD	731,823	USD	729,494	8/22/2024	HUB	2,329	-	2,329
CAD	731,823	USD	729,239	8/22/2024	HUB	2,584	-	2,584
JPY	751,633	USD	772,634	8/22/2024	HUB	-	(21,001)	(21,001)
CAD	805,005	USD	807,000	8/22/2024	HUB	-	(1,995)	(1,995)
AUD	861,993	EUR	858,834	8/22/2024	HUB	3,159	-	3,159
JPY	876,906	USD	911,517	8/22/2024	HUB	-	(34,611)	(34,611)
JPY	876,906	USD	906,409	8/22/2024	HUB	-	(29,503)	(29,503)
CAD	878,188	USD	878,962	8/22/2024	HUB	-	(774)	(774)
CAD	878,188	USD	878,483	8/22/2024	HUB	-	(295)	(295)
CAD	878,188	USD	875,935	8/22/2024	HUB	2,253	-	2,253
JPY	939,542	USD	980,287	8/22/2024	HUB	-	(40,745)	(40,745)
CAD	951,370	USD	950,156	8/22/2024	HUB	1,214	-	1,214
CAD	951,370	USD	955,403	8/22/2024	HUB	-	(4,033)	(4,033)
CAD	951,370	USD	947,845	8/22/2024	HUB	3,525	-	3,525
JPY	1,002,178	USD	1,041,806	8/22/2024	HUB	-	(39,628)	(39,628)
JPY	1,002,178	USD	1,042,136	8/22/2024	HUB	-	(39,958)	(39,958)
CAD	1,024,552	USD	1,023,839	8/22/2024	HUB	713	-	713
JPY	1,064,814	USD	1,102,883	8/22/2024	HUB	-	(38,069)	(38,069)
CAD	1,097,735	USD	1,097,348	8/22/2024	HUB	387	-	387
CAD	1,170,917	USD	1,166,867	8/22/2024	HUB	4,050	-	4,050
JPY	1,190,086	USD	1,237,608	8/22/2024	HUB	-	(47,522)	(47,522)
JPY	1,190,086	USD	1,230,265	8/22/2024	HUB	-	(40,179)	(40,179)
CAD	1,244,099	USD	1,246,038	8/22/2024	HUB	-	(1,939)	(1,939)
JPY	1,252,722	USD	1,302,886	8/22/2024	HUB	-	(50,164)	(50,164)
JPY	1,252,722	USD	1,299,491	8/22/2024	HUB	-	(46,769)	(46,769)
JPY	1,315,358	USD	1,353,857	8/22/2024	HUB	-	(38,499)	(38,499)
JPY	1,377,994	USD	1,424,029	8/22/2024	HUB	-	(46,035)	(46,035)
JPY	1,377,994	USD	1,425,148	8/22/2024	HUB	-	(47,154)	(47,154)
CAD	1,390,464	USD	1,389,989	8/22/2024	HUB	475	-	475
JPY	1,440,630	USD	1,502,945	8/22/2024	HUB	-	(62,315)	(62,315)
JPY	1,440,630	USD	1,481,934	8/22/2024	HUB	-	(41,304)	(41,304)
JPY	1,565,903	USD	1,631,159	8/22/2024	HUB	-	(65,256)	(65,256)
JPY	1,565,903	USD	1,619,592	8/22/2024	HUB	-	(53,689)	(53,689)
JPY	1,691,175	USD	1,763,312	8/22/2024	HUB	-	(72,137)	(72,137)
JPY	1,816,447	USD	1,875,987	8/22/2024	HUB	-	(59,540)	(59,540)
CAD	1,902,740	USD	1,909,198	8/22/2024	HUB	-	(6,458)	(6,458)
JPY	1,941,719	USD	2,019,899	8/22/2024	HUB	-	(78,180)	(78,180)
JPY	1,941,719	USD	2,015,825	8/22/2024	HUB	-	(74,106)	(74,106)
JPY	2,004,355	USD	2,075,286	8/22/2024	HUB	-	(70,931)	(70,931)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CAD	2,122,287	USD	2,129,546	8/22/2024	HUB	$-	$(7,259)	$(7,259)
JPY	2,129,628	USD	2,191,509	8/22/2024	HUB	-	(61,881)	(61,881)
JPY	2,192,264	USD	2,286,851	8/22/2024	HUB	-	(94,587)	(94,587)
CAD	2,341,834	USD	2,343,220	8/22/2024	HUB	-	(1,386)	(1,386)
JPY	2,380,172	USD	2,482,523	8/22/2024	HUB	-	(102,351)	(102,351)
AUD	2,449,480	EUR	2,442,310	8/22/2024	HUB	7,170	-	7,170
EUR	2,469,149	AUD	2,516,361	8/22/2024	HUB	-	(47,212)	(47,212)
AUD	2,503,388	EUR	2,455,342	8/22/2024	HUB	48,046	-	48,046
JPY	2,505,444	USD	2,601,776	8/22/2024	HUB	-	(96,332)	(96,332)
JPY	2,755,989	USD	2,854,649	8/22/2024	HUB	-	(98,660)	(98,660)
CAD	2,927,292	USD	2,929,757	8/22/2024	HUB	-	(2,465)	(2,465)
JPY	3,006,533	USD	3,130,725	8/22/2024	HUB	-	(124,192)	(124,192)
AUD	3,218,112	EUR	3,220,629	8/22/2024	HUB	-	(2,517)	(2,517)
JPY	3,444,986	USD	3,538,370	8/22/2024	HUB	-	(93,384)	(93,384)
JPY	3,570,258	USD	3,720,136	8/22/2024	HUB	-	(149,878)	(149,878)
CAD	3,585,933	USD	3,588,287	8/22/2024	HUB	-	(2,354)	(2,354)
JPY	4,008,711	USD	4,173,157	8/22/2024	HUB	-	(164,446)	(164,446)
JPY	4,071,347	USD	4,245,871	8/22/2024	HUB	-	(174,524)	(174,524)
JPY	4,071,347	USD	4,248,338	8/22/2024	HUB	-	(176,991)	(176,991)
AUD	4,205,877	EUR	4,186,818	8/22/2024	HUB	19,059	-	19,059
JPY	4,321,891	USD	4,479,421	8/22/2024	HUB	-	(157,530)	(157,530)
JPY	4,384,527	USD	4,571,197	8/22/2024	HUB	-	(186,670)	(186,670)
JPY	4,447,164	USD	4,637,832	8/22/2024	HUB	-	(190,668)	(190,668)
JPY	4,509,800	USD	4,696,024	8/22/2024	HUB	-	(186,224)	(186,224)
JPY	4,635,072	USD	4,836,768	8/22/2024	HUB	-	(201,696)	(201,696)
AUD	4,869,253	EUR	4,830,943	8/22/2024	HUB	38,310	-	38,310
JPY	5,073,525	USD	5,289,769	8/22/2024	HUB	-	(216,244)	(216,244)
JPY	5,073,525	USD	5,293,125	8/22/2024	HUB	-	(219,600)	(219,600)
JPY	5,073,525	USD	5,279,384	8/22/2024	HUB	-	(205,859)	(205,859)
AUD	5,136,546	EUR	5,153,006	8/22/2024	HUB	-	(16,460)	(16,460)
JPY	5,198,797	USD	5,404,501	8/22/2024	HUB	-	(205,704)	(205,704)
JPY	5,198,797	USD	5,384,729	8/22/2024	HUB	-	(185,932)	(185,932)
JPY	5,261,433	USD	5,475,238	8/22/2024	HUB	-	(213,805)	(213,805)
AUD	6,197,125	EUR	6,119,195	8/22/2024	HUB	77,930	-	77,930
AUD	6,882,821	EUR	6,870,675	8/22/2024	HUB	12,146	-	12,146
AUD	6,894,759	EUR	6,870,675	8/22/2024	HUB	24,084	-	24,084
AUD	7,346,752	EUR	7,326,930	8/22/2024	HUB	19,822	-	19,822
AUD	8,541,727	EUR	8,455,552	8/22/2024	HUB	86,175	-	86,175
AUD	9,357,268	EUR	9,257,905	8/22/2024	HUB	99,363	-	99,363
AUD	10,405,118	EUR	10,306,011	8/22/2024	HUB	99,107	-	99,107
AUD	114,294,011	EUR	112,091,683	8/22/2024	HUB	2,202,328	-	2,202,328
USD	130,566,458	CAD	130,991,249	8/22/2024	HUB	-	(424,791)	(424,791)
USD	125,350,475	JPY	121,447,013	8/22/2024	HUB	3,903,462	-	3,903,462
USD	125,052,398	JPY	121,447,013	8/22/2024	HUB	3,605,385	-	3,605,385
USD	105,988,776	JPY	102,762,857	8/22/2024	HUB	3,225,919	-	3,225,919
USD	103,290,355	JPY	100,178,216	8/22/2024	HUB	3,112,139	-	3,112,139
USD	86,658,345	JPY	84,078,702	8/22/2024	HUB	2,579,643	-	2,579,643
USD	76,092,523	CAD	76,338,789	8/22/2024	HUB	-	(246,266)	(246,266)
USD	65,660,776	CAD	65,859,489	8/22/2024	HUB	-	(198,713)	(198,713)
USD	67,425,411	JPY	65,394,546	8/22/2024	HUB	2,030,865	-	2,030,865
USD	57,722,072	JPY	56,052,468	8/22/2024	HUB	1,669,604	-	1,669,604
USD	48,164,417	JPY	46,710,390	8/22/2024	HUB	1,454,027	-	1,454,027
USD	38,496,141	JPY	37,368,312	8/22/2024	HUB	1,127,829	-	1,127,829
USD	36,299,333	JPY	35,230,014	8/22/2024	HUB	1,069,319	-	1,069,319
USD	30,170,879	JPY	29,261,464	8/22/2024	HUB	909,415	-	909,415
USD	22,344,170	JPY	22,056,846	8/22/2024	HUB	287,324	-	287,324
USD	19,238,635	CAD	19,320,127	8/22/2024	HUB	-	(81,492)	(81,492)
USD	18,412,721	JPY	18,039,629	8/22/2024	HUB	373,092	-	373,092
USD	18,035,818	JPY	18,039,199	8/22/2024	HUB	-	(3,381)	(3,381)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	17,787,572	CAD	17,783,299	8/22/2024	HUB	$4,273	$-	$4,273
USD	18,153,669	JPY	17,728,588	8/22/2024	HUB	425,081	-	425,081
USD	18,028,431	JPY	17,696,005	8/22/2024	HUB	332,426	-	332,426
USD	17,022,506	JPY	16,974,385	8/22/2024	HUB	48,121	-	48,121
USD	16,511,338	JPY	16,213,030	8/22/2024	HUB	298,308	-	298,308
USD	16,306,249	JPY	16,189,236	8/22/2024	HUB	117,013	-	117,013
USD	15,604,155	JPY	15,157,938	8/22/2024	HUB	446,217	-	446,217
USD	14,705,681	JPY	14,584,729	8/22/2024	HUB	120,952	-	120,952
USD	14,205,145	JPY	13,944,950	8/22/2024	HUB	260,195	-	260,195
USD	12,606,285	JPY	12,276,677	8/22/2024	HUB	329,608	-	329,608
USD	12,006,869	JPY	11,910,344	8/22/2024	HUB	96,525	-	96,525
USD	12,249,527	JPY	11,895,579	8/22/2024	HUB	353,948	-	353,948
USD	10,000,516	CAD	10,053,184	8/22/2024	HUB	-	(52,668)	(52,668)
USD	9,876,062	JPY	9,804,748	8/22/2024	HUB	71,314	-	71,314
USD	9,106,378	JPY	9,019,599	8/22/2024	HUB	86,779	-	86,779
USD	7,352,031	JPY	7,256,852	8/22/2024	HUB	95,179	-	95,179
USD	6,730,440	JPY	6,574,221	8/22/2024	HUB	156,219	-	156,219
USD	5,268,250	CAD	5,295,468	8/22/2024	HUB	-	(27,218)	(27,218)
USD	4,604,115	CAD	4,630,116	8/22/2024	HUB	-	(26,001)	(26,001)
USD	3,790,760	JPY	3,695,530	8/22/2024	HUB	95,230	-	95,230
USD	3,503,739	JPY	3,382,350	8/22/2024	HUB	121,389	-	121,389
USD	1,821,744	CAD	1,829,557	8/22/2024	HUB	-	(7,813)	(7,813)
USD	63,485	JPY	62,206	8/22/2024	HUB	1,279	-	1,279
AUD	467,650	USD	465,000	8/26/2024	HUB	2,650	-	2,650
AUD	1,803,791	USD	1,796,765	8/26/2024	HUB	7,026	-	7,026
AUD	1,870,598	USD	1,875,341	8/26/2024	HUB	-	(4,743)	(4,743)
AUD	3,273,547	USD	3,269,986	8/26/2024	HUB	3,561	-	3,561
AUD	3,473,968	USD	3,472,144	8/26/2024	HUB	1,824	-	1,824
AUD	23,054,448	USD	22,822,394	8/26/2024	HUB	232,054	-	232,054
AUD	49,364,422	USD	48,854,666	8/26/2024	HUB	509,756	-	509,756
USD	1,331,959	AUD	1,336,141	8/26/2024	HUB	-	(4,182)	(4,182)
USD	990,924	AUD	1,002,106	8/26/2024	HUB	-	(11,182)	(11,182)
USD	990,420	AUD	1,002,106	8/26/2024	HUB	-	(11,686)	(11,686)
USD	924,133	AUD	935,299	8/26/2024	HUB	-	(11,166)	(11,166)
USD	924,532	AUD	935,299	8/26/2024	HUB	-	(10,767)	(10,767)
USD	924,875	AUD	935,299	8/26/2024	HUB	-	(10,424)	(10,424)
USD	924,699	AUD	935,299	8/26/2024	HUB	-	(10,600)	(10,600)
USD	924,336	AUD	935,299	8/26/2024	HUB	-	(10,963)	(10,963)
USD	926,659	AUD	935,299	8/26/2024	HUB	-	(8,640)	(8,640)
USD	925,408	AUD	935,299	8/26/2024	HUB	-	(9,891)	(9,891)
USD	858,562	AUD	868,492	8/26/2024	HUB	-	(9,930)	(9,930)
USD	858,387	AUD	868,492	8/26/2024	HUB	-	(10,105)	(10,105)
USD	792,442	AUD	801,685	8/26/2024	HUB	-	(9,243)	(9,243)
USD	726,974	AUD	734,878	8/26/2024	HUB	-	(7,904)	(7,904)
USD	728,795	AUD	734,878	8/26/2024	HUB	-	(6,083)	(6,083)
USD	728,053	AUD	734,878	8/26/2024	HUB	-	(6,825)	(6,825)
USD	728,241	AUD	734,878	8/26/2024	HUB	-	(6,637)	(6,637)
USD	663,052	AUD	668,071	8/26/2024	HUB	-	(5,019)	(5,019)
USD	662,683	AUD	668,071	8/26/2024	HUB	-	(5,388)	(5,388)
USD	662,426	AUD	668,071	8/26/2024	HUB	-	(5,645)	(5,645)
USD	597,559	AUD	601,264	8/26/2024	HUB	-	(3,705)	(3,705)
USD	595,034	AUD	601,264	8/26/2024	HUB	-	(6,230)	(6,230)
USD	594,384	AUD	601,264	8/26/2024	HUB	-	(6,880)	(6,880)
USD	596,743	AUD	601,264	8/26/2024	HUB	-	(4,521)	(4,521)
USD	595,326	AUD	601,264	8/26/2024	HUB	-	(5,938)	(5,938)
USD	529,397	AUD	534,457	8/26/2024	HUB	-	(5,060)	(5,060)
USD	529,267	AUD	534,457	8/26/2024	HUB	-	(5,190)	(5,190)
USD	528,696	AUD	534,457	8/26/2024	HUB	-	(5,761)	(5,761)
USD	529,174	AUD	534,457	8/26/2024	HUB	-	(5,283)	(5,283)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	529,113	AUD	534,457	8/26/2024	HUB	$-	$(5,344)	$(5,344)
USD	530,145	AUD	534,457	8/26/2024	HUB	-	(4,312)	(4,312)
USD	464,231	AUD	467,650	8/26/2024	HUB	-	(3,419)	(3,419)
USD	398,366	AUD	400,842	8/26/2024	HUB	-	(2,476)	(2,476)
USD	398,806	AUD	400,842	8/26/2024	HUB	-	(2,036)	(2,036)
USD	330,436	AUD	334,035	8/26/2024	HUB	-	(3,599)	(3,599)
USD	330,426	AUD	334,035	8/26/2024	HUB	-	(3,609)	(3,609)
USD	330,924	AUD	334,035	8/26/2024	HUB	-	(3,111)	(3,111)
USD	264,817	AUD	267,228	8/26/2024	HUB	-	(2,411)	(2,411)
USD	264,281	AUD	267,228	8/26/2024	HUB	-	(2,947)	(2,947)
USD	264,293	AUD	267,228	8/26/2024	HUB	-	(2,935)	(2,935)
USD	264,328	AUD	267,228	8/26/2024	HUB	-	(2,900)	(2,900)
USD	264,396	AUD	267,228	8/26/2024	HUB	-	(2,832)	(2,832)
USD	264,946	AUD	267,228	8/26/2024	HUB	-	(2,282)	(2,282)
USD	264,968	AUD	267,228	8/26/2024	HUB	-	(2,260)	(2,260)
USD	265,818	AUD	267,228	8/26/2024	HUB	-	(1,410)	(1,410)
USD	264,999	AUD	267,228	8/26/2024	HUB	-	(2,229)	(2,229)
USD	198,457	AUD	200,421	8/26/2024	HUB	-	(1,964)	(1,964)
USD	198,649	AUD	200,421	8/26/2024	HUB	-	(1,772)	(1,772)
USD	198,628	AUD	200,421	8/26/2024	HUB	-	(1,793)	(1,793)
USD	198,491	AUD	200,421	8/26/2024	HUB	-	(1,930)	(1,930)
USD	198,323	AUD	200,421	8/26/2024	HUB	-	(2,098)	(2,098)
USD	198,232	AUD	200,421	8/26/2024	HUB	-	(2,189)	(2,189)
USD	198,416	AUD	200,421	8/26/2024	HUB	-	(2,005)	(2,005)
USD	198,386	AUD	200,421	8/26/2024	HUB	-	(2,035)	(2,035)
USD	198,412	AUD	200,421	8/26/2024	HUB	-	(2,009)	(2,009)
USD	198,269	AUD	200,421	8/26/2024	HUB	-	(2,152)	(2,152)
USD	198,420	AUD	200,421	8/26/2024	HUB	-	(2,001)	(2,001)
USD	198,591	AUD	200,421	8/26/2024	HUB	-	(1,830)	(1,830)
USD	198,709	AUD	200,421	8/26/2024	HUB	-	(1,712)	(1,712)
USD	198,773	AUD	200,421	8/26/2024	HUB	-	(1,648)	(1,648)
USD	132,366	AUD	133,614	8/26/2024	HUB	-	(1,248)	(1,248)
USD	132,297	AUD	133,614	8/26/2024	HUB	-	(1,317)	(1,317)
USD	132,423	AUD	133,614	8/26/2024	HUB	-	(1,191)	(1,191)
USD	132,315	AUD	133,614	8/26/2024	HUB	-	(1,299)	(1,299)
USD	132,039	AUD	133,614	8/26/2024	HUB	-	(1,575)	(1,575)
USD	133,128	AUD	133,614	8/26/2024	HUB	-	(486)	(486)
USD	66,101	AUD	66,807	8/26/2024	HUB	-	(706)	(706)
USD	66,197	AUD	66,807	8/26/2024	HUB	-	(610)	(610)
USD	66,190	AUD	66,807	8/26/2024	HUB	-	(617)	(617)
USD	66,218	AUD	66,807	8/26/2024	HUB	-	(589)	(589)
USD	66,235	AUD	66,807	8/26/2024	HUB	-	(572)	(572)
USD	66,204	AUD	66,807	8/26/2024	HUB	-	(603)	(603)
USD	66,583	AUD	66,807	8/26/2024	HUB	-	(224)	(224)
USD	66,582	AUD	66,807	8/26/2024	HUB	-	(225)	(225)
COP	4,003,125	USD	4,293,771	9/12/2024	HUB	-	(290,646)	(290,646)
USD	331,142	COP	333,594	9/12/2024	HUB	-	(2,452)	(2,452)
USD	142,394	COP	142,969	9/12/2024	HUB	-	(575)	(575)
USD	142,393	COP	142,969	9/12/2024	HUB	-	(576)	(576)
USD	142,396	COP	142,969	9/12/2024	HUB	-	(573)	(573)
USD	142,396	COP	142,969	9/12/2024	HUB	-	(573)	(573)
USD	142,366	COP	142,969	9/12/2024	HUB	-	(603)	(603)
USD	142,326	COP	142,969	9/12/2024	HUB	-	(643)	(643)
USD	142,339	COP	142,969	9/12/2024	HUB	-	(630)	(630)
USD	142,480	COP	142,969	9/12/2024	HUB	-	(489)	(489)
USD	142,411	COP	142,969	9/12/2024	HUB	-	(558)	(558)
USD	142,405	COP	142,969	9/12/2024	HUB	-	(564)	(564)
USD	141,993	COP	142,969	9/12/2024	HUB	-	(976)	(976)
USD	94,870	COP	95,312	9/12/2024	HUB	-	(442)	(442)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	94,968	COP	95,312	9/12/2024	HUB	$-	$(344)	$(344)
USD	94,947	COP	95,312	9/12/2024	HUB	-	(365)	(365)
USD	94,921	COP	95,312	9/12/2024	HUB	-	(391)	(391)
USD	94,973	COP	95,312	9/12/2024	HUB	-	(339)	(339)
USD	94,989	COP	95,312	9/12/2024	HUB	-	(323)	(323)
USD	94,969	COP	95,312	9/12/2024	HUB	-	(343)	(343)
USD	47,468	COP	47,656	9/12/2024	HUB	-	(188)	(188)
USD	47,375	COP	47,656	9/12/2024	HUB	-	(281)	(281)
USD	47,371	COP	47,656	9/12/2024	HUB	-	(285)	(285)
USD	47,475	COP	47,656	9/12/2024	HUB	-	(181)	(181)
USD	366,977	CLP	371,725	9/23/2024	HUB	-	(4,748)	(4,748)
USD	316,352	CLP	318,621	9/23/2024	HUB	-	(2,269)	(2,269)
USD	314,371	CLP	318,621	9/23/2024	HUB	-	(4,250)	(4,250)
USD	314,440	CLP	318,621	9/23/2024	HUB	-	(4,181)	(4,181)
USD	265,309	CLP	265,518	9/23/2024	HUB	-	(209)	(209)
USD	265,805	CLP	265,518	9/23/2024	HUB	287	-	287
USD	263,662	CLP	265,518	9/23/2024	HUB	-	(1,856)	(1,856)
USD	263,068	CLP	265,518	9/23/2024	HUB	-	(2,450)	(2,450)
USD	263,066	CLP	265,518	9/23/2024	HUB	-	(2,452)	(2,452)
USD	262,721	CLP	265,518	9/23/2024	HUB	-	(2,797)	(2,797)
USD	262,975	CLP	265,518	9/23/2024	HUB	-	(2,543)	(2,543)
USD	262,884	CLP	265,518	9/23/2024	HUB	-	(2,634)	(2,634)
USD	262,326	CLP	265,518	9/23/2024	HUB	-	(3,192)	(3,192)
USD	262,034	CLP	265,518	9/23/2024	HUB	-	(3,484)	(3,484)
USD	262,271	CLP	265,518	9/23/2024	HUB	-	(3,247)	(3,247)
USD	262,013	CLP	265,518	9/23/2024	HUB	-	(3,505)	(3,505)
USD	263,031	CLP	265,518	9/23/2024	HUB	-	(2,487)	(2,487)
USD	264,517	CLP	265,518	9/23/2024	HUB	-	(1,001)	(1,001)
USD	210,613	CLP	212,414	9/23/2024	HUB	-	(1,801)	(1,801)
USD	210,491	CLP	212,414	9/23/2024	HUB	-	(1,923)	(1,923)
USD	210,677	CLP	212,414	9/23/2024	HUB	-	(1,737)	(1,737)
USD	210,670	CLP	212,414	9/23/2024	HUB	-	(1,744)	(1,744)
USD	212,342	CLP	212,414	9/23/2024	HUB	-	(72)	(72)
USD	212,424	CLP	212,414	9/23/2024	HUB	10	-	10
USD	212,244	CLP	212,414	9/23/2024	HUB	-	(170)	(170)
USD	211,945	CLP	212,414	9/23/2024	HUB	-	(469)	(469)
USD	212,273	CLP	212,414	9/23/2024	HUB	-	(141)	(141)
USD	212,201	CLP	212,414	9/23/2024	HUB	-	(213)	(213)
USD	212,607	CLP	212,414	9/23/2024	HUB	193	-	193
USD	211,740	CLP	212,414	9/23/2024	HUB	-	(674)	(674)
USD	212,627	CLP	212,414	9/23/2024	HUB	213	-	213
USD	210,896	CLP	212,414	9/23/2024	HUB	-	(1,518)	(1,518)
USD	210,445	CLP	212,414	9/23/2024	HUB	-	(1,969)	(1,969)
USD	211,519	CLP	212,414	9/23/2024	HUB	-	(895)	(895)
USD	211,781	CLP	212,414	9/23/2024	HUB	-	(633)	(633)
USD	211,707	CLP	212,414	9/23/2024	HUB	-	(707)	(707)
USD	211,782	CLP	212,414	9/23/2024	HUB	-	(632)	(632)
USD	211,808	CLP	212,414	9/23/2024	HUB	-	(606)	(606)
USD	212,355	CLP	212,414	9/23/2024	HUB	-	(59)	(59)
USD	159,322	CLP	159,311	9/23/2024	HUB	11	-	11
USD	157,785	CLP	159,311	9/23/2024	HUB	-	(1,526)	(1,526)
USD	157,749	CLP	159,311	9/23/2024	HUB	-	(1,562)	(1,562)
USD	157,975	CLP	159,311	9/23/2024	HUB	-	(1,336)	(1,336)
USD	159,017	CLP	159,311	9/23/2024	HUB	-	(294)	(294)
USD	158,983	CLP	159,311	9/23/2024	HUB	-	(328)	(328)
USD	158,955	CLP	159,311	9/23/2024	HUB	-	(356)	(356)
USD	158,905	CLP	159,311	9/23/2024	HUB	-	(406)	(406)
USD	159,152	CLP	159,311	9/23/2024	HUB	-	(159)	(159)
USD	159,310	CLP	159,311	9/23/2024	HUB	-	(1)	(1)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	159,422	CLP	159,311	9/23/2024	HUB	$111	$-	$111
USD	159,476	CLP	159,311	9/23/2024	HUB	165	-	165
USD	159,337	CLP	159,311	9/23/2024	HUB	26	-	26
USD	159,320	CLP	159,311	9/23/2024	HUB	9	-	9
USD	157,821	CLP	159,311	9/23/2024	HUB	-	(1,490)	(1,490)
USD	157,892	CLP	159,311	9/23/2024	HUB	-	(1,419)	(1,419)
USD	157,645	CLP	159,311	9/23/2024	HUB	-	(1,666)	(1,666)
USD	158,143	CLP	159,311	9/23/2024	HUB	-	(1,168)	(1,168)
USD	157,256	CLP	159,311	9/23/2024	HUB	-	(2,055)	(2,055)
USD	157,304	CLP	159,311	9/23/2024	HUB	-	(2,007)	(2,007)
USD	157,322	CLP	159,311	9/23/2024	HUB	-	(1,989)	(1,989)
USD	157,322	CLP	159,311	9/23/2024	HUB	-	(1,989)	(1,989)
USD	157,380	CLP	159,311	9/23/2024	HUB	-	(1,931)	(1,931)
USD	157,294	CLP	159,311	9/23/2024	HUB	-	(2,017)	(2,017)
USD	158,297	CLP	159,311	9/23/2024	HUB	-	(1,014)	(1,014)
USD	158,308	CLP	159,311	9/23/2024	HUB	-	(1,003)	(1,003)
USD	158,280	CLP	159,311	9/23/2024	HUB	-	(1,031)	(1,031)
USD	158,491	CLP	159,311	9/23/2024	HUB	-	(820)	(820)
USD	158,287	CLP	159,311	9/23/2024	HUB	-	(1,024)	(1,024)
USD	157,970	CLP	159,311	9/23/2024	HUB	-	(1,341)	(1,341)
USD	157,987	CLP	159,311	9/23/2024	HUB	-	(1,324)	(1,324)
USD	157,921	CLP	159,311	9/23/2024	HUB	-	(1,390)	(1,390)
USD	157,880	CLP	159,311	9/23/2024	HUB	-	(1,431)	(1,431)
USD	158,648	CLP	159,311	9/23/2024	HUB	-	(663)	(663)
USD	158,726	CLP	159,311	9/23/2024	HUB	-	(585)	(585)
USD	158,830	CLP	159,311	9/23/2024	HUB	-	(481)	(481)
USD	158,693	CLP	159,311	9/23/2024	HUB	-	(618)	(618)
USD	158,995	CLP	159,311	9/23/2024	HUB	-	(316)	(316)
USD	106,269	CLP	106,207	9/23/2024	HUB	62	-	62
USD	106,171	CLP	106,207	9/23/2024	HUB	-	(36)	(36)
USD	106,274	CLP	106,207	9/23/2024	HUB	67	-	67
USD	105,129	CLP	106,207	9/23/2024	HUB	-	(1,078)	(1,078)
USD	105,321	CLP	106,207	9/23/2024	HUB	-	(886)	(886)
USD	105,260	CLP	106,207	9/23/2024	HUB	-	(947)	(947)
USD	106,088	CLP	106,207	9/23/2024	HUB	-	(119)	(119)
USD	106,201	CLP	106,207	9/23/2024	HUB	-	(6)	(6)
USD	106,208	CLP	106,207	9/23/2024	HUB	1	-	1
USD	106,327	CLP	106,207	9/23/2024	HUB	120	-	120
USD	106,200	CLP	106,207	9/23/2024	HUB	-	(7)	(7)
USD	106,209	CLP	106,207	9/23/2024	HUB	2	-	2
USD	106,262	CLP	106,207	9/23/2024	HUB	55	-	55
USD	105,327	CLP	106,207	9/23/2024	HUB	-	(880)	(880)
USD	105,131	CLP	106,207	9/23/2024	HUB	-	(1,076)	(1,076)
USD	105,150	CLP	106,207	9/23/2024	HUB	-	(1,057)	(1,057)
USD	105,231	CLP	106,207	9/23/2024	HUB	-	(976)	(976)
USD	105,472	CLP	106,207	9/23/2024	HUB	-	(735)	(735)
USD	105,496	CLP	106,207	9/23/2024	HUB	-	(711)	(711)
USD	105,542	CLP	106,207	9/23/2024	HUB	-	(665)	(665)
USD	105,578	CLP	106,207	9/23/2024	HUB	-	(629)	(629)
USD	105,670	CLP	106,207	9/23/2024	HUB	-	(537)	(537)
USD	105,623	CLP	106,207	9/23/2024	HUB	-	(584)	(584)
USD	105,525	CLP	106,207	9/23/2024	HUB	-	(682)	(682)
USD	105,551	CLP	106,207	9/23/2024	HUB	-	(656)	(656)
USD	105,560	CLP	106,207	9/23/2024	HUB	-	(647)	(647)
USD	105,576	CLP	106,207	9/23/2024	HUB	-	(631)	(631)
USD	105,582	CLP	106,207	9/23/2024	HUB	-	(625)	(625)
USD	105,622	CLP	106,207	9/23/2024	HUB	-	(585)	(585)
USD	105,661	CLP	106,207	9/23/2024	HUB	-	(546)	(546)
USD	105,231	CLP	106,207	9/23/2024	HUB	-	(976)	(976)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	105,251	CLP	106,207	9/23/2024	HUB	$-	$(956)	$(956)
USD	105,272	CLP	106,207	9/23/2024	HUB	-	(935)	(935)
USD	105,333	CLP	106,207	9/23/2024	HUB	-	(874)	(874)
USD	105,863	CLP	106,207	9/23/2024	HUB	-	(344)	(344)
USD	105,902	CLP	106,207	9/23/2024	HUB	-	(305)	(305)
USD	105,877	CLP	106,207	9/23/2024	HUB	-	(330)	(330)
USD	105,845	CLP	106,207	9/23/2024	HUB	-	(362)	(362)
USD	106,205	CLP	106,207	9/23/2024	HUB	-	(2)	(2)
USD	53,161	CLP	53,104	9/23/2024	HUB	57	-	57
USD	53,144	CLP	53,104	9/23/2024	HUB	40	-	40
USD	52,553	CLP	53,104	9/23/2024	HUB	-	(551)	(551)
USD	52,379	CLP	53,104	9/23/2024	HUB	-	(725)	(725)
USD	52,822	CLP	53,104	9/23/2024	HUB	-	(282)	(282)
USD	52,785	CLP	53,104	9/23/2024	HUB	-	(319)	(319)
USD	52,809	CLP	53,104	9/23/2024	HUB	-	(295)	(295)
USD	52,745	CLP	53,104	9/23/2024	HUB	-	(359)	(359)
USD	52,799	CLP	53,104	9/23/2024	HUB	-	(305)	(305)
USD	52,658	CLP	53,104	9/23/2024	HUB	-	(446)	(446)
USD	52,625	CLP	53,104	9/23/2024	HUB	-	(479)	(479)
USD	52,936	CLP	53,104	9/23/2024	HUB	-	(168)	(168)
USD	52,972	CLP	53,104	9/23/2024	HUB	-	(132)	(132)
USD	53,059	CLP	53,104	9/23/2024	HUB	-	(45)	(45)
USD	53,100	CLP	53,104	9/23/2024	HUB	-	(4)	(4)
PLN	4,937,005	USD	5,034,235	10/8/2024	HUB	-	(97,230)	(97,230)
PLN	6,818,298	USD	6,939,877	10/8/2024	HUB	-	(121,579)	(121,579)
PLN	13,843,462	USD	14,171,058	10/8/2024	HUB	-	(327,596)	(327,596)
PLN	15,828,187	USD	16,163,282	10/8/2024	HUB	-	(335,095)	(335,095)
PLN	19,748,021	USD	20,138,898	10/8/2024	HUB	-	(390,877)	(390,877)
PLN	24,614,795	USD	25,050,576	10/8/2024	HUB	-	(435,781)	(435,781)
PLN	24,660,217	USD	25,301,087	10/8/2024	HUB	-	(640,870)	(640,870)
PLN	24,685,026	USD	25,094,318	10/8/2024	HUB	-	(409,292)	(409,292)
USD	24,489,288	PLN	24,413,491	10/8/2024	HUB	75,797	-	75,797
USD	19,030,290	PLN	18,988,367	10/8/2024	HUB	41,923	-	41,923
USD	17,120,469	PLN	17,227,000	10/8/2024	HUB	-	(106,531)	(106,531)
USD	16,861,933	PLN	16,904,579	10/8/2024	HUB	-	(42,646)	(42,646)
USD	16,589,986	PLN	16,696,505	10/8/2024	HUB	-	(106,519)	(106,519)
USD	12,277,940	PLN	12,480,320	10/8/2024	HUB	-	(202,380)	(202,380)
USD	9,061,486	PLN	9,198,023	10/8/2024	HUB	-	(136,537)	(136,537)
USD	7,926,328	PLN	8,048,270	10/8/2024	HUB	-	(121,942)	(121,942)
USD	7,930,247	PLN	8,048,270	10/8/2024	HUB	-	(118,023)	(118,023)
USD	7,827,739	PLN	7,879,780	10/8/2024	HUB	-	(52,041)	(52,041)
USD	7,729,575	PLN	7,755,638	10/8/2024	HUB	-	(26,063)	(26,063)
USD	6,641,957	PLN	6,648,831	10/8/2024	HUB	-	(6,874)	(6,874)
USD	5,685,257	PLN	5,671,850	10/8/2024	HUB	13,407	-	13,407
USD	4,530,012	PLN	4,599,011	10/8/2024	HUB	-	(68,999)	(68,999)
USD	2,489,986	PLN	2,480,907	10/8/2024	HUB	9,079	-	9,079
USD	1,506,951	PLN	1,513,353	10/8/2024	HUB	-	(6,402)	(6,402)
USD	271,829	PLN	272,900	10/8/2024	HUB	-	(1,071)	(1,071)
USD	272,585	PLN	271,535	10/8/2024	HUB	1,050	-	1,050
USD	224,661	PLN	223,282	10/8/2024	HUB	1,379	-	1,379
USD	198,759	PLN	198,473	10/8/2024	HUB	286	-	286
ZAR	54,964	USD	54,334	7/1/2024	NWM	630	-	630
EUR	107,095	JPY	106,626	7/1/2024	NWM	469	-	469
EUR	107,095	JPY	106,635	7/1/2024	NWM	460	-	460
EUR	107,095	JPY	106,544	7/1/2024	NWM	551	-	551
EUR	107,095	JPY	106,591	7/1/2024	NWM	504	-	504
EUR	107,095	JPY	106,563	7/1/2024	NWM	532	-	532
EUR	107,095	JPY	106,614	7/1/2024	NWM	481	-	481
EUR	107,095	JPY	106,682	7/1/2024	NWM	413	-	413

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	107,095	HUF	107,630	7/1/2024	NWM	$-	$(535)	$(535)
EUR	107,095	HUF	107,547	7/1/2024	NWM	-	(452)	(452)
EUR	107,095	JPY	106,957	7/1/2024	NWM	138	-	138
EUR	107,095	JPY	106,655	7/1/2024	NWM	440	-	440
EUR	107,095	JPY	106,668	7/1/2024	NWM	427	-	427
ZAR	137,410	USD	136,587	7/1/2024	NWM	823	-	823
ZAR	164,892	USD	163,720	7/1/2024	NWM	1,172	-	1,172
ZAR	192,374	USD	191,073	7/1/2024	NWM	1,301	-	1,301
ZAR	192,374	USD	190,821	7/1/2024	NWM	1,553	-	1,553
EUR	214,190	JPY	213,262	7/1/2024	NWM	928	-	928
HUF	214,304	EUR	214,190	7/1/2024	NWM	114	-	114
ZAR	219,856	USD	218,377	7/1/2024	NWM	1,479	-	1,479
ZAR	219,856	USD	218,424	7/1/2024	NWM	1,432	-	1,432
EUR	535,475	JPY	532,798	7/1/2024	NWM	2,677	-	2,677
CHF	589,646	USD	589,177	7/1/2024	NWM	469	-	469
HUF	1,084,575	USD	1,081,527	7/1/2024	NWM	3,048	-	3,048
ILS	1,206,960	USD	1,213,380	7/1/2024	NWM	-	(6,420)	(6,420)
JPY	1,819,149	EUR	1,820,616	7/1/2024	NWM	-	(1,467)	(1,467)
ILS	7,926,790	USD	7,968,111	7/1/2024	NWM	-	(41,321)	(41,321)
CHF	32,467,286	USD	32,443,320	7/1/2024	NWM	23,966	-	23,966
USD	1,166,689	ZAR	1,181,724	7/1/2024	NWM	-	(15,035)	(15,035)
USD	668,420	CHF	667,817	7/1/2024	NWM	603	-	603
USD	669,441	CHF	667,817	7/1/2024	NWM	1,624	-	1,624
USD	668,800	CHF	667,817	7/1/2024	NWM	983	-	983
USD	668,345	CHF	667,817	7/1/2024	NWM	528	-	528
USD	668,241	CHF	667,817	7/1/2024	NWM	424	-	424
USD	668,897	CHF	667,817	7/1/2024	NWM	1,080	-	1,080
USD	668,740	CHF	667,817	7/1/2024	NWM	923	-	923
USD	557,426	CHF	556,514	7/1/2024	NWM	912	-	912
USD	556,985	CHF	556,514	7/1/2024	NWM	471	-	471
USD	557,084	CHF	556,514	7/1/2024	NWM	570	-	570
USD	557,215	CHF	556,514	7/1/2024	NWM	701	-	701
USD	556,960	CHF	556,514	7/1/2024	NWM	446	-	446
USD	557,066	CHF	556,514	7/1/2024	NWM	552	-	552
USD	558,011	CHF	556,514	7/1/2024	NWM	1,497	-	1,497
USD	557,756	CHF	556,514	7/1/2024	NWM	1,242	-	1,242
USD	556,942	CHF	556,514	7/1/2024	NWM	428	-	428
USD	557,066	CHF	556,514	7/1/2024	NWM	552	-	552
USD	556,917	CHF	556,514	7/1/2024	NWM	403	-	403
USD	557,389	CHF	556,514	7/1/2024	NWM	875	-	875
USD	446,120	CHF	445,211	7/1/2024	NWM	909	-	909
USD	445,896	CHF	445,211	7/1/2024	NWM	685	-	685
USD	445,951	CHF	445,211	7/1/2024	NWM	740	-	740
USD	445,871	CHF	445,211	7/1/2024	NWM	660	-	660
USD	445,722	CHF	445,211	7/1/2024	NWM	511	-	511
USD	445,528	CHF	445,211	7/1/2024	NWM	317	-	317
USD	446,224	CHF	445,211	7/1/2024	NWM	1,013	-	1,013
USD	446,244	CHF	445,211	7/1/2024	NWM	1,033	-	1,033
USD	446,458	CHF	445,211	7/1/2024	NWM	1,247	-	1,247
USD	445,861	CHF	445,211	7/1/2024	NWM	650	-	650
USD	445,861	CHF	445,211	7/1/2024	NWM	650	-	650
USD	445,881	CHF	445,211	7/1/2024	NWM	670	-	670
USD	445,816	CHF	445,211	7/1/2024	NWM	605	-	605
USD	445,732	CHF	445,211	7/1/2024	NWM	521	-	521
USD	445,464	CHF	445,211	7/1/2024	NWM	253	-	253
USD	445,464	CHF	445,211	7/1/2024	NWM	253	-	253
USD	445,394	CHF	445,211	7/1/2024	NWM	183	-	183
USD	445,523	CHF	445,211	7/1/2024	NWM	312	-	312
USD	445,717	CHF	445,211	7/1/2024	NWM	506	-	506

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	445,533	CHF	445,211	7/1/2024	NWM	$322	$-	$322
USD	445,573	CHF	445,211	7/1/2024	NWM	362	-	362
USD	334,526	CHF	333,908	7/1/2024	NWM	618	-	618
USD	334,463	CHF	333,908	7/1/2024	NWM	555	-	555
USD	334,418	CHF	333,908	7/1/2024	NWM	510	-	510
USD	334,530	CHF	333,908	7/1/2024	NWM	622	-	622
USD	334,522	CHF	333,908	7/1/2024	NWM	614	-	614
USD	334,425	CHF	333,908	7/1/2024	NWM	517	-	517
USD	334,433	CHF	333,908	7/1/2024	NWM	525	-	525
USD	334,552	CHF	333,908	7/1/2024	NWM	644	-	644
USD	334,705	CHF	333,908	7/1/2024	NWM	797	-	797
USD	334,754	CHF	333,908	7/1/2024	NWM	846	-	846
USD	334,317	CHF	333,908	7/1/2024	NWM	409	-	409
USD	334,381	CHF	333,908	7/1/2024	NWM	473	-	473
USD	334,496	CHF	333,908	7/1/2024	NWM	588	-	588
USD	334,351	CHF	333,908	7/1/2024	NWM	443	-	443
USD	334,429	CHF	333,908	7/1/2024	NWM	521	-	521
USD	334,440	CHF	333,908	7/1/2024	NWM	532	-	532
USD	334,403	CHF	333,908	7/1/2024	NWM	495	-	495
USD	333,997	CHF	333,908	7/1/2024	NWM	89	-	89
USD	334,336	CHF	333,908	7/1/2024	NWM	428	-	428
USD	334,414	CHF	333,908	7/1/2024	NWM	506	-	506
USD	266,158	ILS	264,746	7/1/2024	NWM	1,412	-	1,412
USD	266,245	ILS	264,746	7/1/2024	NWM	1,499	-	1,499
USD	266,272	ILS	264,746	7/1/2024	NWM	1,526	-	1,526
USD	266,652	ILS	264,746	7/1/2024	NWM	1,906	-	1,906
USD	266,017	ILS	264,746	7/1/2024	NWM	1,271	-	1,271
USD	266,232	ILS	264,746	7/1/2024	NWM	1,486	-	1,486
USD	266,153	ILS	264,746	7/1/2024	NWM	1,407	-	1,407
USD	266,207	ILS	264,746	7/1/2024	NWM	1,461	-	1,461
USD	266,108	ILS	264,746	7/1/2024	NWM	1,362	-	1,362
USD	266,321	ILS	264,746	7/1/2024	NWM	1,575	-	1,575
USD	266,248	ILS	264,746	7/1/2024	NWM	1,502	-	1,502
USD	265,725	ILS	264,746	7/1/2024	NWM	979	-	979
USD	265,695	ILS	264,746	7/1/2024	NWM	949	-	949
USD	265,958	ILS	264,746	7/1/2024	NWM	1,212	-	1,212
USD	266,240	ILS	264,746	7/1/2024	NWM	1,494	-	1,494
USD	266,327	ILS	264,746	7/1/2024	NWM	1,581	-	1,581
USD	222,981	CHF	222,606	7/1/2024	NWM	375	-	375
USD	223,030	CHF	222,606	7/1/2024	NWM	424	-	424
USD	223,008	CHF	222,606	7/1/2024	NWM	402	-	402
USD	223,011	CHF	222,606	7/1/2024	NWM	405	-	405
USD	222,976	CHF	222,606	7/1/2024	NWM	370	-	370
USD	222,765	CHF	222,606	7/1/2024	NWM	159	-	159
USD	222,792	CHF	222,606	7/1/2024	NWM	186	-	186
USD	222,963	CHF	222,606	7/1/2024	NWM	357	-	357
USD	223,008	CHF	222,606	7/1/2024	NWM	402	-	402
USD	223,018	CHF	222,606	7/1/2024	NWM	412	-	412
USD	222,958	CHF	222,606	7/1/2024	NWM	352	-	352
USD	222,966	CHF	222,606	7/1/2024	NWM	360	-	360
USD	222,963	CHF	222,606	7/1/2024	NWM	357	-	357
USD	222,986	CHF	222,606	7/1/2024	NWM	380	-	380
USD	222,953	CHF	222,606	7/1/2024	NWM	347	-	347
USD	222,775	CHF	222,606	7/1/2024	NWM	169	-	169
USD	222,747	CHF	222,606	7/1/2024	NWM	141	-	141
USD	222,832	CHF	222,606	7/1/2024	NWM	226	-	226
USD	222,750	CHF	222,606	7/1/2024	NWM	144	-	144
USD	222,961	CHF	222,606	7/1/2024	NWM	355	-	355
USD	223,008	CHF	222,606	7/1/2024	NWM	402	-	402

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	215,498	HUF	216,915	7/1/2024	NWM	$-	$(1,417)	$(1,417)
USD	134,703	HUF	135,572	7/1/2024	NWM	-	(869)	(869)
USD	134,868	HUF	135,572	7/1/2024	NWM	-	(704)	(704)
USD	134,485	HUF	135,572	7/1/2024	NWM	-	(1,087)	(1,087)
USD	134,769	HUF	135,572	7/1/2024	NWM	-	(803)	(803)
USD	133,068	ILS	132,373	7/1/2024	NWM	695	-	695
USD	133,134	ILS	132,373	7/1/2024	NWM	761	-	761
USD	133,132	ILS	132,373	7/1/2024	NWM	759	-	759
USD	133,127	ILS	132,373	7/1/2024	NWM	754	-	754
USD	133,074	ILS	132,373	7/1/2024	NWM	701	-	701
USD	133,117	ILS	132,373	7/1/2024	NWM	744	-	744
USD	132,969	ILS	132,373	7/1/2024	NWM	596	-	596
USD	133,126	ILS	132,373	7/1/2024	NWM	753	-	753
USD	133,354	ILS	132,373	7/1/2024	NWM	981	-	981
USD	133,322	ILS	132,373	7/1/2024	NWM	949	-	949
USD	133,344	ILS	132,373	7/1/2024	NWM	971	-	971
USD	133,265	ILS	132,373	7/1/2024	NWM	892	-	892
USD	133,135	ILS	132,373	7/1/2024	NWM	762	-	762
USD	133,170	ILS	132,373	7/1/2024	NWM	797	-	797
USD	133,068	ILS	132,373	7/1/2024	NWM	695	-	695
USD	133,090	ILS	132,373	7/1/2024	NWM	717	-	717
USD	133,204	ILS	132,373	7/1/2024	NWM	831	-	831
USD	133,251	ILS	132,373	7/1/2024	NWM	878	-	878
USD	133,259	ILS	132,373	7/1/2024	NWM	886	-	886
USD	133,185	ILS	132,373	7/1/2024	NWM	812	-	812
USD	133,083	ILS	132,373	7/1/2024	NWM	710	-	710
USD	133,074	ILS	132,373	7/1/2024	NWM	701	-	701
USD	133,162	ILS	132,373	7/1/2024	NWM	789	-	789
USD	133,167	ILS	132,373	7/1/2024	NWM	794	-	794
USD	133,191	ILS	132,373	7/1/2024	NWM	818	-	818
USD	132,983	ILS	132,373	7/1/2024	NWM	610	-	610
USD	132,951	ILS	132,373	7/1/2024	NWM	578	-	578
USD	132,919	ILS	132,373	7/1/2024	NWM	546	-	546
USD	132,893	ILS	132,373	7/1/2024	NWM	520	-	520
USD	133,014	ILS	132,373	7/1/2024	NWM	641	-	641
USD	133,188	ILS	132,373	7/1/2024	NWM	815	-	815
USD	132,871	ILS	132,373	7/1/2024	NWM	498	-	498
USD	132,953	ILS	132,373	7/1/2024	NWM	580	-	580
USD	133,113	ILS	132,373	7/1/2024	NWM	740	-	740
USD	133,032	ILS	132,373	7/1/2024	NWM	659	-	659
USD	133,143	ILS	132,373	7/1/2024	NWM	770	-	770
USD	133,216	ILS	132,373	7/1/2024	NWM	843	-	843
USD	111,529	CHF	111,303	7/1/2024	NWM	226	-	226
USD	111,530	CHF	111,303	7/1/2024	NWM	227	-	227
USD	111,446	CHF	111,303	7/1/2024	NWM	143	-	143
USD	111,466	CHF	111,303	7/1/2024	NWM	163	-	163
USD	111,535	CHF	111,303	7/1/2024	NWM	232	-	232
USD	111,478	CHF	111,303	7/1/2024	NWM	175	-	175
USD	111,478	CHF	111,303	7/1/2024	NWM	175	-	175
USD	111,349	CHF	111,303	7/1/2024	NWM	46	-	46
USD	111,421	CHF	111,303	7/1/2024	NWM	118	-	118
USD	107,590	HUF	108,457	7/1/2024	NWM	-	(867)	(867)
USD	80,886	HUF	81,343	7/1/2024	NWM	-	(457)	(457)
USD	81,083	HUF	81,343	7/1/2024	NWM	-	(260)	(260)
USD	54,052	HUF	54,229	7/1/2024	NWM	-	(177)	(177)
EUR	107,095	JPY	106,908	7/2/2024	NWM	187	-	187
EUR	107,095	JPY	106,877	7/2/2024	NWM	218	-	218
EUR	107,095	JPY	106,747	7/2/2024	NWM	348	-	348
EUR	107,095	JPY	106,715	7/2/2024	NWM	380	-	380

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	107,095	JPY	107,105	7/2/2024	NWM	$-	$(10)	$(10)
EUR	107,095	JPY	106,938	7/2/2024	NWM	157	-	157
EUR	107,095	JPY	106,980	7/2/2024	NWM	115	-	115
EUR	107,095	JPY	107,028	7/2/2024	NWM	67	-	67
EUR	214,190	JPY	213,995	7/2/2024	NWM	195	-	195
EUR	214,190	JPY	214,177	7/2/2024	NWM	13	-	13
EUR	321,285	JPY	320,945	7/2/2024	NWM	340	-	340
USD	1,000,511	CHF	1,001,725	7/2/2024	NWM	-	(1,214)	(1,214)
USD	778,747	CHF	779,120	7/2/2024	NWM	-	(373)	(373)
USD	778,531	CHF	779,120	7/2/2024	NWM	-	(589)	(589)
USD	666,874	CHF	667,817	7/2/2024	NWM	-	(943)	(943)
USD	666,919	CHF	667,817	7/2/2024	NWM	-	(898)	(898)
USD	667,408	CHF	667,817	7/2/2024	NWM	-	(409)	(409)
USD	666,600	CHF	667,817	7/2/2024	NWM	-	(1,217)	(1,217)
USD	667,787	CHF	667,817	7/2/2024	NWM	-	(30)	(30)
USD	555,784	CHF	556,514	7/2/2024	NWM	-	(730)	(730)
USD	555,914	CHF	556,514	7/2/2024	NWM	-	(600)	(600)
USD	556,019	CHF	556,514	7/2/2024	NWM	-	(495)	(495)
USD	556,291	CHF	556,514	7/2/2024	NWM	-	(223)	(223)
USD	555,772	CHF	556,514	7/2/2024	NWM	-	(742)	(742)
USD	555,377	CHF	556,514	7/2/2024	NWM	-	(1,137)	(1,137)
USD	556,396	CHF	556,514	7/2/2024	NWM	-	(118)	(118)
USD	555,926	CHF	556,514	7/2/2024	NWM	-	(588)	(588)
USD	555,926	CHF	556,514	7/2/2024	NWM	-	(588)	(588)
USD	532,047	ILS	529,493	7/2/2024	NWM	2,554	-	2,554
USD	444,464	CHF	445,211	7/2/2024	NWM	-	(747)	(747)
USD	444,929	CHF	445,211	7/2/2024	NWM	-	(282)	(282)
USD	444,929	CHF	445,211	7/2/2024	NWM	-	(282)	(282)
USD	444,894	CHF	445,211	7/2/2024	NWM	-	(317)	(317)
USD	444,978	CHF	445,211	7/2/2024	NWM	-	(233)	(233)
USD	445,023	CHF	445,211	7/2/2024	NWM	-	(188)	(188)
USD	445,043	CHF	445,211	7/2/2024	NWM	-	(168)	(168)
USD	444,370	CHF	445,211	7/2/2024	NWM	-	(841)	(841)
USD	444,316	CHF	445,211	7/2/2024	NWM	-	(895)	(895)
USD	445,112	CHF	445,211	7/2/2024	NWM	-	(99)	(99)
USD	444,879	CHF	445,211	7/2/2024	NWM	-	(332)	(332)
USD	444,790	CHF	445,211	7/2/2024	NWM	-	(421)	(421)
USD	444,479	CHF	445,211	7/2/2024	NWM	-	(732)	(732)
USD	444,884	CHF	445,211	7/2/2024	NWM	-	(327)	(327)
USD	444,978	CHF	445,211	7/2/2024	NWM	-	(233)	(233)
USD	444,899	CHF	445,211	7/2/2024	NWM	-	(312)	(312)
USD	444,830	CHF	445,211	7/2/2024	NWM	-	(381)	(381)
USD	444,993	CHF	445,211	7/2/2024	NWM	-	(218)	(218)
USD	444,548	CHF	445,211	7/2/2024	NWM	-	(663)	(663)
USD	444,854	CHF	445,211	7/2/2024	NWM	-	(357)	(357)
USD	445,102	CHF	445,211	7/2/2024	NWM	-	(109)	(109)
USD	445,052	CHF	445,211	7/2/2024	NWM	-	(159)	(159)
USD	444,568	CHF	445,211	7/2/2024	NWM	-	(643)	(643)
USD	444,578	CHF	445,211	7/2/2024	NWM	-	(633)	(633)
USD	444,494	CHF	445,211	7/2/2024	NWM	-	(717)	(717)
USD	444,518	CHF	445,211	7/2/2024	NWM	-	(693)	(693)
USD	444,380	CHF	445,211	7/2/2024	NWM	-	(831)	(831)
USD	444,820	CHF	445,211	7/2/2024	NWM	-	(391)	(391)
USD	399,067	ILS	397,120	7/2/2024	NWM	1,947	-	1,947
USD	399,238	ILS	397,120	7/2/2024	NWM	2,118	-	2,118
USD	399,255	ILS	397,120	7/2/2024	NWM	2,135	-	2,135
USD	333,374	CHF	333,908	7/2/2024	NWM	-	(534)	(534)
USD	333,507	CHF	333,908	7/2/2024	NWM	-	(401)	(401)
USD	333,670	CHF	333,908	7/2/2024	NWM	-	(238)	(238)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	333,489	CHF	333,908	7/2/2024	NWM	$-	$(419)	$(419)
USD	333,481	CHF	333,908	7/2/2024	NWM	-	(427)	(427)
USD	333,752	CHF	333,908	7/2/2024	NWM	-	(156)	(156)
USD	333,481	CHF	333,908	7/2/2024	NWM	-	(427)	(427)
USD	333,451	CHF	333,908	7/2/2024	NWM	-	(457)	(457)
USD	333,722	CHF	333,908	7/2/2024	NWM	-	(186)	(186)
USD	333,737	CHF	333,908	7/2/2024	NWM	-	(171)	(171)
USD	333,663	CHF	333,908	7/2/2024	NWM	-	(245)	(245)
USD	333,930	CHF	333,908	7/2/2024	NWM	22	-	22
USD	333,400	CHF	333,908	7/2/2024	NWM	-	(508)	(508)
USD	333,470	CHF	333,908	7/2/2024	NWM	-	(438)	(438)
USD	333,285	CHF	333,908	7/2/2024	NWM	-	(623)	(623)
USD	333,529	CHF	333,908	7/2/2024	NWM	-	(379)	(379)
USD	333,544	CHF	333,908	7/2/2024	NWM	-	(364)	(364)
USD	265,778	ILS	264,746	7/2/2024	NWM	1,032	-	1,032
USD	266,130	ILS	264,746	7/2/2024	NWM	1,384	-	1,384
USD	265,994	ILS	264,746	7/2/2024	NWM	1,248	-	1,248
USD	266,008	ILS	264,746	7/2/2024	NWM	1,262	-	1,262
USD	265,691	ILS	264,746	7/2/2024	NWM	945	-	945
USD	266,049	ILS	264,746	7/2/2024	NWM	1,303	-	1,303
USD	266,254	ILS	264,746	7/2/2024	NWM	1,508	-	1,508
USD	266,195	ILS	264,746	7/2/2024	NWM	1,449	-	1,449
USD	266,249	ILS	264,746	7/2/2024	NWM	1,503	-	1,503
USD	266,353	ILS	264,746	7/2/2024	NWM	1,607	-	1,607
USD	266,174	ILS	264,746	7/2/2024	NWM	1,428	-	1,428
USD	265,624	ILS	264,746	7/2/2024	NWM	878	-	878
USD	265,214	ILS	264,746	7/2/2024	NWM	468	-	468
USD	265,376	ILS	264,746	7/2/2024	NWM	630	-	630
USD	265,650	ILS	264,746	7/2/2024	NWM	904	-	904
USD	265,669	ILS	264,746	7/2/2024	NWM	923	-	923
USD	222,344	CHF	222,606	7/2/2024	NWM	-	(262)	(262)
USD	222,359	CHF	222,606	7/2/2024	NWM	-	(247)	(247)
USD	222,428	CHF	222,606	7/2/2024	NWM	-	(178)	(178)
USD	222,569	CHF	222,606	7/2/2024	NWM	-	(37)	(37)
USD	222,490	CHF	222,606	7/2/2024	NWM	-	(116)	(116)
USD	222,307	CHF	222,606	7/2/2024	NWM	-	(299)	(299)
USD	222,215	CHF	222,606	7/2/2024	NWM	-	(391)	(391)
USD	222,401	CHF	222,606	7/2/2024	NWM	-	(205)	(205)
USD	222,433	CHF	222,606	7/2/2024	NWM	-	(173)	(173)
USD	222,480	CHF	222,606	7/2/2024	NWM	-	(126)	(126)
USD	222,433	CHF	222,606	7/2/2024	NWM	-	(173)	(173)
USD	222,260	CHF	222,606	7/2/2024	NWM	-	(346)	(346)
USD	222,440	CHF	222,606	7/2/2024	NWM	-	(166)	(166)
USD	222,396	CHF	222,606	7/2/2024	NWM	-	(210)	(210)
USD	222,344	CHF	222,606	7/2/2024	NWM	-	(262)	(262)
USD	222,613	CHF	222,606	7/2/2024	NWM	7	-	7
USD	222,368	CHF	222,606	7/2/2024	NWM	-	(238)	(238)
USD	134,955	HUF	135,572	7/2/2024	NWM	-	(617)	(617)
USD	133,057	ILS	132,373	7/2/2024	NWM	684	-	684
USD	132,980	ILS	132,373	7/2/2024	NWM	607	-	607
USD	133,032	ILS	132,373	7/2/2024	NWM	659	-	659
USD	132,983	ILS	132,373	7/2/2024	NWM	610	-	610
USD	132,921	ILS	132,373	7/2/2024	NWM	548	-	548
USD	132,922	ILS	132,373	7/2/2024	NWM	549	-	549
USD	132,862	ILS	132,373	7/2/2024	NWM	489	-	489
USD	132,820	ILS	132,373	7/2/2024	NWM	447	-	447
USD	132,857	ILS	132,373	7/2/2024	NWM	484	-	484
USD	132,850	ILS	132,373	7/2/2024	NWM	477	-	477
USD	132,889	ILS	132,373	7/2/2024	NWM	516	-	516

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	132,813	ILS	132,373	7/2/2024	NWM	$440	$-	$440
USD	133,088	ILS	132,373	7/2/2024	NWM	715	-	715
USD	133,093	ILS	132,373	7/2/2024	NWM	720	-	720
USD	133,096	ILS	132,373	7/2/2024	NWM	723	-	723
USD	133,101	ILS	132,373	7/2/2024	NWM	728	-	728
USD	133,143	ILS	132,373	7/2/2024	NWM	770	-	770
USD	133,117	ILS	132,373	7/2/2024	NWM	744	-	744
USD	133,110	ILS	132,373	7/2/2024	NWM	737	-	737
USD	133,038	ILS	132,373	7/2/2024	NWM	665	-	665
USD	132,841	ILS	132,373	7/2/2024	NWM	468	-	468
USD	132,904	ILS	132,373	7/2/2024	NWM	531	-	531
USD	132,832	ILS	132,373	7/2/2024	NWM	459	-	459
USD	132,827	ILS	132,373	7/2/2024	NWM	454	-	454
USD	132,885	ILS	132,373	7/2/2024	NWM	512	-	512
USD	132,653	ILS	132,373	7/2/2024	NWM	280	-	280
USD	132,823	ILS	132,373	7/2/2024	NWM	450	-	450
USD	133,025	ILS	132,373	7/2/2024	NWM	652	-	652
USD	111,275	CHF	111,303	7/2/2024	NWM	-	(28)	(28)
USD	111,194	CHF	111,303	7/2/2024	NWM	-	(109)	(109)
USD	27,031	HUF	27,114	7/2/2024	NWM	-	(83)	(83)
USD	27,027	HUF	27,114	7/2/2024	NWM	-	(87)	(87)
JPY	105,030	EUR	107,135	7/10/2024	NWM	-	(2,105)	(2,105)
JPY	105,069	EUR	107,134	7/10/2024	NWM	-	(2,065)	(2,065)
JPY	210,368	EUR	214,269	7/10/2024	NWM	-	(3,901)	(3,901)
JPY	315,434	EUR	321,404	7/10/2024	NWM	-	(5,970)	(5,970)
JPY	315,446	EUR	321,404	7/10/2024	NWM	-	(5,958)	(5,958)
JPY	418,119	EUR	428,538	7/10/2024	NWM	-	(10,419)	(10,419)
JPY	420,809	EUR	428,538	7/10/2024	NWM	-	(7,729)	(7,729)
EUR	1,499,883	JPY	1,489,333	7/10/2024	NWM	10,550	-	10,550
EUR	1,821,287	JPY	1,819,625	7/10/2024	NWM	1,662	-	1,662
EUR	2,464,094	JPY	2,432,479	7/10/2024	NWM	31,615	-	31,615
EUR	2,892,632	JPY	2,880,067	7/10/2024	NWM	12,565	-	12,565
EUR	3,106,901	JPY	3,081,941	7/10/2024	NWM	24,960	-	24,960
EUR	3,963,977	JPY	3,930,446	7/10/2024	NWM	33,531	-	33,531
EUR	19,207,441	JPY	18,822,456	7/10/2024	NWM	384,985	-	384,985
EUR	27,919,545	JPY	27,352,338	7/10/2024	NWM	567,207	-	567,207
EUR	37,616,419	JPY	36,835,222	7/10/2024	NWM	781,197	-	781,197
SEK	213,234	EUR	214,340	7/17/2024	NWM	-	(1,106)	(1,106)
SEK	433,217	EUR	428,680	7/17/2024	NWM	4,537	-	4,537
SEK	531,641	EUR	535,850	7/17/2024	NWM	-	(4,209)	(4,209)
SEK	636,371	EUR	643,020	7/17/2024	NWM	-	(6,649)	(6,649)
SEK	851,962	EUR	857,361	7/17/2024	NWM	-	(5,399)	(5,399)
SEK	859,683	EUR	857,361	7/17/2024	NWM	2,322	-	2,322
SEK	1,169,121	EUR	1,178,871	7/17/2024	NWM	-	(9,750)	(9,750)
SEK	1,497,792	EUR	1,500,381	7/17/2024	NWM	-	(2,589)	(2,589)
SEK	1,591,842	EUR	1,607,551	7/17/2024	NWM	-	(15,709)	(15,709)
SEK	1,697,791	EUR	1,714,721	7/17/2024	NWM	-	(16,930)	(16,930)
SEK	1,824,020	EUR	1,821,891	7/17/2024	NWM	2,129	-	2,129
SEK	2,263,546	EUR	2,250,571	7/17/2024	NWM	12,975	-	12,975
SEK	2,330,248	EUR	2,357,742	7/17/2024	NWM	-	(27,494)	(27,494)
SEK	2,438,231	EUR	2,464,911	7/17/2024	NWM	-	(26,680)	(26,680)
SEK	2,873,303	EUR	2,893,592	7/17/2024	NWM	-	(20,289)	(20,289)
SEK	2,977,293	EUR	3,000,761	7/17/2024	NWM	-	(23,468)	(23,468)
SEK	3,096,711	EUR	3,107,931	7/17/2024	NWM	-	(11,220)	(11,220)
EUR	15,968,337	SEK	16,219,245	7/17/2024	NWM	-	(250,908)	(250,908)
CHF	3,111	USD	3,114	7/18/2024	NWM	-	(3)	(3)
HUF	4,302	USD	4,290	7/18/2024	NWM	12	-	12
HUF	12,341	USD	12,445	7/18/2024	NWM	-	(104)	(104)
CHF	17,449	USD	17,429	7/18/2024	NWM	20	-	20

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
HUF	19,676	USD	19,544	7/18/2024	NWM	$132	$-	$132
USD	33,291	HUF	33,163	7/18/2024	NWM	128	-	128
USD	25,792	HUF	25,195	7/18/2024	NWM	597	-	597
USD	16,307	HUF	15,834	7/18/2024	NWM	473	-	473
USD	14,097	HUF	14,130	7/18/2024	NWM	-	(33)	(33)
USD	8,976	HUF	9,007	7/18/2024	NWM	-	(31)	(31)
USD	5,096	HUF	5,094	7/18/2024	NWM	2	-	2
USD	3,799	HUF	3,839	7/18/2024	NWM	-	(40)	(40)
USD	870	HUF	873	7/18/2024	NWM	-	(3)	(3)
USD	33	HUF	33	7/18/2024	NWM	-	-	-
GBP	107,094	EUR	107,206	7/24/2024	NWM	-	(112)	(112)
EUR	107,206	GBP	107,732	7/24/2024	NWM	-	(526)	(526)
EUR	107,206	GBP	107,896	7/24/2024	NWM	-	(690)	(690)
EUR	107,206	GBP	107,816	7/24/2024	NWM	-	(610)	(610)
EUR	107,206	GBP	107,830	7/24/2024	NWM	-	(624)	(624)
EUR	107,206	GBP	107,835	7/24/2024	NWM	-	(629)	(629)
EUR	107,206	GBP	107,857	7/24/2024	NWM	-	(651)	(651)
EUR	107,206	GBP	107,803	7/24/2024	NWM	-	(597)	(597)
EUR	107,206	GBP	106,688	7/24/2024	NWM	518	-	518
EUR	107,206	GBP	107,089	7/24/2024	NWM	117	-	117
EUR	107,206	GBP	107,093	7/24/2024	NWM	113	-	113
EUR	107,206	GBP	107,035	7/24/2024	NWM	171	-	171
EUR	214,411	GBP	215,618	7/24/2024	NWM	-	(1,207)	(1,207)
EUR	214,411	GBP	215,647	7/24/2024	NWM	-	(1,236)	(1,236)
EUR	214,411	GBP	214,116	7/24/2024	NWM	295	-	295
EUR	214,411	GBP	214,092	7/24/2024	NWM	319	-	319
EUR	214,411	GBP	214,087	7/24/2024	NWM	324	-	324
EUR	214,411	GBP	214,103	7/24/2024	NWM	308	-	308
EUR	214,411	GBP	214,182	7/24/2024	NWM	229	-	229
EUR	214,411	GBP	214,098	7/24/2024	NWM	313	-	313
EUR	321,617	GBP	321,259	7/24/2024	NWM	358	-	358
EUR	321,617	GBP	321,174	7/24/2024	NWM	443	-	443
EUR	321,617	GBP	321,135	7/24/2024	NWM	482	-	482
EUR	428,822	GBP	426,696	7/24/2024	NWM	2,126	-	2,126
EUR	428,822	GBP	428,253	7/24/2024	NWM	569	-	569
EUR	428,822	GBP	428,282	7/24/2024	NWM	540	-	540
EUR	428,822	GBP	428,217	7/24/2024	NWM	605	-	605
GBP	431,718	EUR	428,822	7/24/2024	NWM	2,896	-	2,896
EUR	536,028	GBP	539,450	7/24/2024	NWM	-	(3,422)	(3,422)
EUR	643,234	GBP	647,306	7/24/2024	NWM	-	(4,072)	(4,072)
EUR	643,234	GBP	640,028	7/24/2024	NWM	3,206	-	3,206
EUR	750,439	GBP	755,134	7/24/2024	NWM	-	(4,695)	(4,695)
GBP	1,388,157	EUR	1,393,673	7/24/2024	NWM	-	(5,516)	(5,516)
EUR	1,715,290	GBP	1,724,002	7/24/2024	NWM	-	(8,712)	(8,712)
EUR	2,251,318	GBP	2,265,329	7/24/2024	NWM	-	(14,011)	(14,011)
EUR	2,572,934	GBP	2,585,867	7/24/2024	NWM	-	(12,933)	(12,933)
EUR	2,680,140	GBP	2,696,596	7/24/2024	NWM	-	(16,456)	(16,456)
GBP	2,802,510	EUR	2,787,345	7/24/2024	NWM	15,165	-	15,165
GBP	41,790,211	EUR	41,566,699	7/24/2024	NWM	223,512	-	223,512
GBP	80,375,224	EUR	79,935,956	7/24/2024	NWM	439,268	-	439,268
GBP	135,409,812	EUR	134,718,734	7/24/2024	NWM	691,078	-	691,078
CHF	670,629	USD	672,728	8/6/2024	NWM	-	(2,099)	(2,099)
CHF	1,453,028	USD	1,459,962	8/6/2024	NWM	-	(6,934)	(6,934)
CHF	3,688,457	USD	3,719,091	8/6/2024	NWM	-	(30,634)	(30,634)
CHF	4,917,942	USD	4,937,829	8/6/2024	NWM	-	(19,887)	(19,887)
CHF	5,329,182	USD	5,354,475	8/6/2024	NWM	-	(25,293)	(25,293)
CHF	5,923,885	USD	5,939,455	8/6/2024	NWM	-	(15,570)	(15,570)
CHF	6,911,693	USD	6,996,314	8/6/2024	NWM	-	(84,621)	(84,621)
CHF	9,854,020	USD	9,973,781	8/6/2024	NWM	-	(119,761)	(119,761)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CHF	9,948,728	USD	9,937,398	8/6/2024	NWM	$11,330	$-	$11,330
CHF	10,344,525	USD	10,421,477	8/6/2024	NWM	-	(76,952)	(76,952)
CHF	12,680,387	USD	12,768,964	8/6/2024	NWM	-	(88,577)	(88,577)
CHF	15,338,437	USD	15,183,496	8/6/2024	NWM	154,941	-	154,941
CHF	15,735,608	USD	15,887,832	8/6/2024	NWM	-	(152,224)	(152,224)
CHF	16,950,341	USD	17,118,387	8/6/2024	NWM	-	(168,046)	(168,046)
CHF	18,019,360	USD	18,193,439	8/6/2024	NWM	-	(174,079)	(174,079)
CHF	18,289,189	USD	18,475,052	8/6/2024	NWM	-	(185,863)	(185,863)
CHF	20,454,169	USD	20,809,636	8/6/2024	NWM	-	(355,467)	(355,467)
CHF	29,172,340	USD	29,116,372	8/6/2024	NWM	55,968	-	55,968
CHF	30,624,296	USD	30,592,159	8/6/2024	NWM	32,137	-	32,137
CHF	32,006,083	USD	32,323,497	8/6/2024	NWM	-	(317,414)	(317,414)
CHF	32,678,033	USD	32,977,740	8/6/2024	NWM	-	(299,707)	(299,707)
CHF	44,520,870	USD	44,775,713	8/6/2024	NWM	-	(254,843)	(254,843)
CHF	73,024,303	USD	72,210,004	8/6/2024	NWM	814,299	-	814,299
CHF	83,361,078	USD	82,432,078	8/6/2024	NWM	929,000	-	929,000
CHF	116,705,507	USD	115,493,547	8/6/2024	NWM	1,211,960	-	1,211,960
CHF	150,049,940	USD	148,442,891	8/6/2024	NWM	1,607,049	-	1,607,049
USD	150,611,525	CHF	157,262,383	8/6/2024	NWM	-	(6,650,858)	(6,650,858)
USD	148,442,891	CHF	150,049,940	8/6/2024	NWM	-	(1,607,049)	(1,607,049)
USD	115,493,547	CHF	116,705,507	8/6/2024	NWM	-	(1,211,960)	(1,211,960)
USD	82,432,078	CHF	83,361,078	8/6/2024	NWM	-	(929,000)	(929,000)
USD	72,210,004	CHF	73,024,303	8/6/2024	NWM	-	(814,299)	(814,299)
USD	44,775,713	CHF	44,520,870	8/6/2024	NWM	254,843	-	254,843
USD	32,977,740	CHF	32,678,033	8/6/2024	NWM	299,707	-	299,707
USD	32,583,185	CHF	32,603,983	8/6/2024	NWM	-	(20,798)	(20,798)
USD	32,323,497	CHF	32,006,083	8/6/2024	NWM	317,414	-	317,414
USD	30,592,159	CHF	30,624,296	8/6/2024	NWM	-	(32,137)	(32,137)
USD	29,116,372	CHF	29,172,340	8/6/2024	NWM	-	(55,968)	(55,968)
USD	25,450,505	CHF	25,407,095	8/6/2024	NWM	43,410	-	43,410
USD	21,620,982	CHF	21,550,989	8/6/2024	NWM	69,993	-	69,993
USD	20,809,636	CHF	20,454,169	8/6/2024	NWM	355,467	-	355,467
USD	18,475,052	CHF	18,289,189	8/6/2024	NWM	185,863	-	185,863
USD	18,193,439	CHF	18,019,360	8/6/2024	NWM	174,079	-	174,079
USD	17,431,269	CHF	17,401,358	8/6/2024	NWM	29,911	-	29,911
USD	17,118,387	CHF	16,950,341	8/6/2024	NWM	168,046	-	168,046
USD	15,887,832	CHF	15,735,608	8/6/2024	NWM	152,224	-	152,224
USD	15,183,496	CHF	15,338,437	8/6/2024	NWM	-	(154,941)	(154,941)
USD	12,768,964	CHF	12,680,387	8/6/2024	NWM	88,577	-	88,577
USD	10,421,477	CHF	10,344,525	8/6/2024	NWM	76,952	-	76,952
USD	9,937,398	CHF	9,948,728	8/6/2024	NWM	-	(11,330)	(11,330)
USD	9,973,781	CHF	9,854,020	8/6/2024	NWM	119,761	-	119,761
USD	6,996,314	CHF	6,911,693	8/6/2024	NWM	84,621	-	84,621
USD	5,939,455	CHF	5,923,885	8/6/2024	NWM	15,570	-	15,570
USD	5,628,066	CHF	5,609,465	8/6/2024	NWM	18,601	-	18,601
USD	5,354,475	CHF	5,329,182	8/6/2024	NWM	25,293	-	25,293
USD	4,937,829	CHF	4,917,942	8/6/2024	NWM	19,887	-	19,887
USD	3,719,091	CHF	3,688,457	8/6/2024	NWM	30,634	-	30,634
USD	1,459,962	CHF	1,453,028	8/6/2024	NWM	6,934	-	6,934
USD	672,727	CHF	670,628	8/6/2024	NWM	2,099	-	2,099
USD	591,718	CHF	592,128	8/6/2024	NWM	-	(410)	(410)
PEN	7,686,664	USD	7,947,725	8/14/2024	NWM	-	(261,061)	(261,061)
PEN	7,988,949	USD	8,260,276	8/14/2024	NWM	-	(271,327)	(271,327)
USD	1,935,506	PEN	1,886,277	8/14/2024	NWM	49,229	-	49,229
USD	1,589,808	PEN	1,561,057	8/14/2024	NWM	28,751	-	28,751
USD	1,203,209	PEN	1,170,793	8/14/2024	NWM	32,416	-	32,416
USD	1,136,042	PEN	1,105,749	8/14/2024	NWM	30,293	-	30,293
USD	865,805	PEN	845,572	8/14/2024	NWM	20,233	-	20,233
USD	799,088	PEN	780,528	8/14/2024	NWM	18,560	-	18,560

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	729,114	PEN	715,484	8/14/2024	NWM	$13,630	$-	$13,630
USD	652,321	PEN	650,440	8/14/2024	NWM	1,881	-	1,881
USD	665,795	PEN	650,440	8/14/2024	NWM	15,355	-	15,355
USD	665,880	PEN	650,440	8/14/2024	NWM	15,440	-	15,440
USD	595,979	PEN	585,396	8/14/2024	NWM	10,583	-	10,583
USD	586,798	PEN	585,396	8/14/2024	NWM	1,402	-	1,402
USD	599,119	PEN	585,396	8/14/2024	NWM	13,723	-	13,723
USD	530,828	PEN	520,352	8/14/2024	NWM	10,476	-	10,476
USD	532,671	PEN	520,352	8/14/2024	NWM	12,319	-	12,319
USD	532,056	PEN	520,352	8/14/2024	NWM	11,704	-	11,704
USD	464,468	PEN	455,308	8/14/2024	NWM	9,160	-	9,160
USD	465,144	PEN	455,308	8/14/2024	NWM	9,836	-	9,836
USD	465,450	PEN	455,308	8/14/2024	NWM	10,142	-	10,142
USD	456,579	PEN	455,308	8/14/2024	NWM	1,271	-	1,271
USD	466,121	PEN	455,308	8/14/2024	NWM	10,813	-	10,813
USD	400,506	PEN	390,264	8/14/2024	NWM	10,242	-	10,242
USD	332,349	PEN	325,220	8/14/2024	NWM	7,129	-	7,129
USD	331,882	PEN	325,220	8/14/2024	NWM	6,662	-	6,662
USD	331,750	PEN	325,220	8/14/2024	NWM	6,530	-	6,530
USD	260,881	PEN	260,176	8/14/2024	NWM	705	-	705
USD	260,767	PEN	260,176	8/14/2024	NWM	591	-	591
USD	265,668	PEN	260,176	8/14/2024	NWM	5,492	-	5,492
USD	265,610	PEN	260,176	8/14/2024	NWM	5,434	-	5,434
USD	265,583	PEN	260,176	8/14/2024	NWM	5,407	-	5,407
USD	265,715	PEN	260,176	8/14/2024	NWM	5,539	-	5,539
USD	265,582	PEN	260,176	8/14/2024	NWM	5,406	-	5,406
USD	199,347	PEN	195,132	8/14/2024	NWM	4,215	-	4,215
USD	199,488	PEN	195,132	8/14/2024	NWM	4,356	-	4,356
USD	199,072	PEN	195,132	8/14/2024	NWM	3,940	-	3,940
USD	199,191	PEN	195,132	8/14/2024	NWM	4,059	-	4,059
USD	199,207	PEN	195,132	8/14/2024	NWM	4,075	-	4,075
USD	199,267	PEN	195,132	8/14/2024	NWM	4,135	-	4,135
USD	199,474	PEN	195,132	8/14/2024	NWM	4,342	-	4,342
USD	199,215	PEN	195,132	8/14/2024	NWM	4,083	-	4,083
USD	133,006	PEN	130,088	8/14/2024	NWM	2,918	-	2,918
USD	132,647	PEN	130,088	8/14/2024	NWM	2,559	-	2,559
USD	132,760	PEN	130,088	8/14/2024	NWM	2,672	-	2,672
USD	132,869	PEN	130,088	8/14/2024	NWM	2,781	-	2,781
USD	132,941	PEN	130,088	8/14/2024	NWM	2,853	-	2,853
USD	66,444	PEN	65,044	8/14/2024	NWM	1,400	-	1,400
USD	66,472	PEN	65,044	8/14/2024	NWM	1,428	-	1,428
USD	66,435	PEN	65,044	8/14/2024	NWM	1,391	-	1,391
USD	66,428	PEN	65,044	8/14/2024	NWM	1,384	-	1,384
USD	66,402	PEN	65,044	8/14/2024	NWM	1,358	-	1,358
EUR	107,385	HUF	107,451	8/28/2024	NWM	-	(66)	(66)
HUF	107,451	EUR	107,385	8/28/2024	NWM	66	-	66
HUF	107,712	EUR	107,385	8/28/2024	NWM	327	-	327
EUR	214,770	HUF	214,900	8/28/2024	NWM	-	(130)	(130)
EUR	1,572,393	HUF	1,584,517	8/28/2024	NWM	-	(12,124)	(12,124)
HUF	1,584,517	EUR	1,572,393	8/28/2024	NWM	12,124	-	12,124
EUR	1,932,934	HUF	1,941,506	8/28/2024	NWM	-	(8,572)	(8,572)
HUF	1,941,505	EUR	1,932,933	8/28/2024	NWM	8,572	-	8,572
HUF	2,654,618	EUR	2,684,630	8/28/2024	NWM	-	(30,012)	(30,012)
EUR	2,684,630	HUF	2,654,618	8/28/2024	NWM	30,012	-	30,012
EUR	2,792,015	HUF	2,804,740	8/28/2024	NWM	-	(12,725)	(12,725)
HUF	2,804,740	EUR	2,792,015	8/28/2024	NWM	12,725	-	12,725
HUF	3,181,192	EUR	3,221,557	8/28/2024	NWM	-	(40,365)	(40,365)
EUR	3,221,556	HUF	3,181,191	8/28/2024	NWM	40,365	-	40,365
EUR	4,832,334	HUF	4,839,918	8/28/2024	NWM	-	(7,584)	(7,584)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
HUF	4,839,918	EUR	4,832,334	8/28/2024	NWM	$7,584	$-	$7,584
EUR	5,261,875	HUF	5,274,904	8/28/2024	NWM	-	(13,029)	(13,029)
HUF	5,274,904	EUR	5,261,875	8/28/2024	NWM	13,029	-	13,029
HUF	5,850,105	EUR	5,906,187	8/28/2024	NWM	-	(56,082)	(56,082)
HUF	5,871,174	EUR	5,906,187	8/28/2024	NWM	-	(35,013)	(35,013)
EUR	5,906,186	HUF	5,850,104	8/28/2024	NWM	56,082	-	56,082
EUR	5,906,186	HUF	5,871,173	8/28/2024	NWM	35,013	-	35,013
EUR	6,013,572	HUF	6,043,319	8/28/2024	NWM	-	(29,747)	(29,747)
HUF	6,043,318	EUR	6,013,571	8/28/2024	NWM	29,747	-	29,747
EUR	6,657,883	HUF	6,701,211	8/28/2024	NWM	-	(43,328)	(43,328)
HUF	6,701,211	EUR	6,657,883	8/28/2024	NWM	43,328	-	43,328
HUF	7,080,064	EUR	7,087,424	8/28/2024	NWM	-	(7,360)	(7,360)
EUR	7,087,424	HUF	7,080,064	8/28/2024	NWM	7,360	-	7,360
HUF	7,335,501	EUR	7,409,579	8/28/2024	NWM	-	(74,078)	(74,078)
EUR	7,409,579	HUF	7,335,501	8/28/2024	NWM	74,078	-	74,078
EUR	8,414,431	HUF	8,479,714	8/28/2024	NWM	-	(65,283)	(65,283)
HUF	8,479,714	EUR	8,414,431	8/28/2024	NWM	65,283	-	65,283
HUF	9,739,703	EUR	10,845,906	8/28/2024	NWM	-	(1,106,203)	(1,106,203)
HUF	10,708,369	EUR	10,845,906	8/28/2024	NWM	-	(137,537)	(137,537)
EUR	10,845,906	HUF	10,708,369	8/28/2024	NWM	137,537	-	137,537
HUF	13,268,705	EUR	13,315,766	8/28/2024	NWM	-	(47,061)	(47,061)
EUR	13,315,766	HUF	13,268,705	8/28/2024	NWM	47,061	-	47,061
HUF	29,956,278	EUR	30,311,061	8/28/2024	NWM	-	(354,783)	(354,783)
EUR	30,311,061	HUF	29,956,278	8/28/2024	NWM	354,783	-	354,783
HUF	31,592,675	EUR	32,018,725	8/28/2024	NWM	-	(426,050)	(426,050)
EUR	32,018,725	HUF	31,592,675	8/28/2024	NWM	426,050	-	426,050
HUF	41,917,756	EUR	42,478,177	8/28/2024	NWM	-	(560,421)	(560,421)
EUR	42,478,177	HUF	41,917,756	8/28/2024	NWM	560,421	-	560,421
ILS	132,814	USD	134,823	9/16/2024	NWM	-	(2,009)	(2,009)
ILS	132,814	USD	134,880	9/16/2024	NWM	-	(2,066)	(2,066)
ILS	265,628	USD	272,370	9/16/2024	NWM	-	(6,742)	(6,742)
ILS	265,628	USD	269,804	9/16/2024	NWM	-	(4,176)	(4,176)
ILS	398,442	USD	404,782	9/16/2024	NWM	-	(6,340)	(6,340)
ILS	398,442	USD	405,114	9/16/2024	NWM	-	(6,672)	(6,672)
ILS	1,593,769	USD	1,635,400	9/16/2024	NWM	-	(41,631)	(41,631)
USD	32,237,640	ILS	31,693,930	9/16/2024	NWM	543,710	-	543,710
USD	28,207,088	ILS	27,732,188	9/16/2024	NWM	474,900	-	474,900
USD	12,732,248	ILS	12,484,525	9/16/2024	NWM	247,723	-	247,723
USD	10,345,036	ILS	10,168,469	9/16/2024	NWM	176,567	-	176,567
USD	7,994,833	ILS	7,953,193	9/16/2024	NWM	41,640	-	41,640
USD	6,414,744	ILS	6,375,077	9/16/2024	NWM	39,667	-	39,667
USD	4,494,017	ILS	4,382,865	9/16/2024	NWM	111,152	-	111,152
USD	4,450,838	ILS	4,382,865	9/16/2024	NWM	67,973	-	67,973
USD	1,876,869	ILS	1,859,397	9/16/2024	NWM	17,472	-	17,472
USD	1,607,784	ILS	1,593,769	9/16/2024	NWM	14,015	-	14,015
USD	1,341,850	ILS	1,328,141	9/16/2024	NWM	13,709	-	13,709
USD	1,217,528	ILS	1,210,980	9/16/2024	NWM	6,548	-	6,548
ZAR	81,908	USD	79,064	9/27/2024	NWM	2,844	-	2,844
ZAR	163,816	USD	158,277	9/27/2024	NWM	5,539	-	5,539
ZAR	218,421	USD	212,067	9/27/2024	NWM	6,354	-	6,354
ZAR	245,724	USD	238,963	9/27/2024	NWM	6,761	-	6,761
ZAR	300,329	USD	290,295	9/27/2024	NWM	10,034	-	10,034
ZAR	327,631	USD	318,648	9/27/2024	NWM	8,983	-	8,983
ZAR	382,237	USD	367,501	9/27/2024	NWM	14,736	-	14,736
ZAR	409,539	USD	393,584	9/27/2024	NWM	15,955	-	15,955
ZAR	409,539	USD	396,892	9/27/2024	NWM	12,647	-	12,647
ZAR	436,842	USD	420,034	9/27/2024	NWM	16,808	-	16,808
ZAR	464,144	USD	448,166	9/27/2024	NWM	15,978	-	15,978
ZAR	491,447	USD	476,380	9/27/2024	NWM	15,067	-	15,067

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ZAR	491,447	USD	478,019	9/27/2024	NWM	$13,428	$-	$13,428
ZAR	491,447	USD	475,176	9/27/2024	NWM	16,271	-	16,271
ZAR	518,750	USD	504,175	9/27/2024	NWM	14,575	-	14,575
ZAR	546,052	USD	524,589	9/27/2024	NWM	21,463	-	21,463
ZAR	546,052	USD	530,872	9/27/2024	NWM	15,180	-	15,180
ZAR	546,052	USD	530,449	9/27/2024	NWM	15,603	-	15,603
ZAR	573,355	USD	550,888	9/27/2024	NWM	22,467	-	22,467
ZAR	573,355	USD	555,110	9/27/2024	NWM	18,245	-	18,245
ZAR	573,355	USD	551,335	9/27/2024	NWM	22,020	-	22,020
ZAR	600,658	USD	583,511	9/27/2024	NWM	17,147	-	17,147
ZAR	600,658	USD	583,283	9/27/2024	NWM	17,375	-	17,375
ZAR	627,960	USD	609,565	9/27/2024	NWM	18,395	-	18,395
ZAR	627,960	USD	600,351	9/27/2024	NWM	27,609	-	27,609
ZAR	655,263	USD	626,912	9/27/2024	NWM	28,351	-	28,351
ZAR	682,565	USD	655,381	9/27/2024	NWM	27,184	-	27,184
ZAR	682,565	USD	662,401	9/27/2024	NWM	20,164	-	20,164
ZAR	709,868	USD	688,450	9/27/2024	NWM	21,418	-	21,418
ZAR	709,868	USD	684,169	9/27/2024	NWM	25,699	-	25,699
ZAR	709,868	USD	682,870	9/27/2024	NWM	26,998	-	26,998
ZAR	709,868	USD	678,956	9/27/2024	NWM	30,912	-	30,912
ZAR	709,868	USD	678,658	9/27/2024	NWM	31,210	-	31,210
ZAR	737,171	USD	713,711	9/27/2024	NWM	23,460	-	23,460
ZAR	737,171	USD	714,146	9/27/2024	NWM	23,025	-	23,025
ZAR	737,171	USD	716,901	9/27/2024	NWM	20,270	-	20,270
ZAR	737,171	USD	706,699	9/27/2024	NWM	30,472	-	30,472
ZAR	764,473	USD	734,067	9/27/2024	NWM	30,406	-	30,406
ZAR	764,473	USD	736,957	9/27/2024	NWM	27,516	-	27,516
ZAR	764,473	USD	734,554	9/27/2024	NWM	29,919	-	29,919
ZAR	764,473	USD	743,352	9/27/2024	NWM	21,121	-	21,121
ZAR	764,473	USD	740,292	9/27/2024	NWM	24,181	-	24,181
ZAR	764,473	USD	743,669	9/27/2024	NWM	20,804	-	20,804
ZAR	764,473	USD	736,157	9/27/2024	NWM	28,316	-	28,316
ZAR	791,776	USD	762,494	9/27/2024	NWM	29,282	-	29,282
ZAR	791,776	USD	760,259	9/27/2024	NWM	31,517	-	31,517
ZAR	791,776	USD	761,593	9/27/2024	NWM	30,183	-	30,183
ZAR	819,078	USD	783,680	9/27/2024	NWM	35,398	-	35,398
ZAR	819,078	USD	797,298	9/27/2024	NWM	21,780	-	21,780
ZAR	819,078	USD	787,230	9/27/2024	NWM	31,848	-	31,848
ZAR	846,381	USD	812,984	9/27/2024	NWM	33,397	-	33,397
ZAR	846,381	USD	822,129	9/27/2024	NWM	24,252	-	24,252
ZAR	873,684	USD	837,335	9/27/2024	NWM	36,349	-	36,349
ZAR	900,986	USD	872,642	9/27/2024	NWM	28,344	-	28,344
ZAR	928,289	USD	897,040	9/27/2024	NWM	31,249	-	31,249
ZAR	928,289	USD	891,148	9/27/2024	NWM	37,141	-	37,141
ZAR	955,591	USD	919,356	9/27/2024	NWM	36,235	-	36,235
ZAR	955,591	USD	919,573	9/27/2024	NWM	36,018	-	36,018
ZAR	955,591	USD	924,684	9/27/2024	NWM	30,907	-	30,907
ZAR	982,894	USD	956,272	9/27/2024	NWM	26,622	-	26,622
ZAR	1,010,197	USD	970,249	9/27/2024	NWM	39,948	-	39,948
ZAR	1,010,197	USD	966,593	9/27/2024	NWM	43,604	-	43,604
ZAR	1,010,197	USD	973,565	9/27/2024	NWM	36,632	-	36,632
ZAR	1,010,197	USD	972,835	9/27/2024	NWM	37,362	-	37,362
ZAR	1,010,197	USD	970,278	9/27/2024	NWM	39,919	-	39,919
ZAR	1,037,499	USD	995,132	9/27/2024	NWM	42,367	-	42,367
ZAR	1,037,499	USD	1,015,186	9/27/2024	NWM	22,313	-	22,313
ZAR	1,037,499	USD	1,004,792	9/27/2024	NWM	32,707	-	32,707
ZAR	1,037,499	USD	994,276	9/27/2024	NWM	43,223	-	43,223
ZAR	1,064,802	USD	1,023,560	9/27/2024	NWM	41,242	-	41,242
ZAR	1,092,105	USD	1,044,227	9/27/2024	NWM	47,878	-	47,878

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ZAR	1,092,105	USD	1,044,503	9/27/2024	NWM	$47,602	$-	$47,602
ZAR	1,119,407	USD	1,084,993	9/27/2024	NWM	34,414	-	34,414
ZAR	1,119,407	USD	1,073,973	9/27/2024	NWM	45,434	-	45,434
ZAR	1,146,710	USD	1,139,999	9/27/2024	NWM	6,711	-	6,711
ZAR	1,146,710	USD	1,102,677	9/27/2024	NWM	44,033	-	44,033
ZAR	1,146,710	USD	1,114,856	9/27/2024	NWM	31,854	-	31,854
ZAR	1,174,012	USD	1,158,998	9/27/2024	NWM	15,014	-	15,014
ZAR	1,174,012	USD	1,126,160	9/27/2024	NWM	47,852	-	47,852
ZAR	1,174,012	USD	1,127,734	9/27/2024	NWM	46,278	-	46,278
ZAR	1,174,012	USD	1,123,020	9/27/2024	NWM	50,992	-	50,992
ZAR	1,174,012	USD	1,132,872	9/27/2024	NWM	41,140	-	41,140
ZAR	1,174,012	USD	1,140,045	9/27/2024	NWM	33,967	-	33,967
ZAR	1,174,012	USD	1,127,081	9/27/2024	NWM	46,931	-	46,931
ZAR	1,201,315	USD	1,156,792	9/27/2024	NWM	44,523	-	44,523
ZAR	1,201,315	USD	1,162,913	9/27/2024	NWM	38,402	-	38,402
ZAR	1,201,315	USD	1,149,189	9/27/2024	NWM	52,126	-	52,126
ZAR	1,201,315	USD	1,154,477	9/27/2024	NWM	46,838	-	46,838
ZAR	1,228,618	USD	1,175,052	9/27/2024	NWM	53,566	-	53,566
ZAR	1,228,618	USD	1,182,823	9/27/2024	NWM	45,795	-	45,795
ZAR	1,228,618	USD	1,179,631	9/27/2024	NWM	48,987	-	48,987
ZAR	1,228,618	USD	1,180,907	9/27/2024	NWM	47,711	-	47,711
ZAR	1,228,618	USD	1,190,933	9/27/2024	NWM	37,685	-	37,685
ZAR	1,255,920	USD	1,225,578	9/27/2024	NWM	30,342	-	30,342
ZAR	1,283,223	USD	1,230,696	9/27/2024	NWM	52,527	-	52,527
ZAR	1,283,223	USD	1,246,606	9/27/2024	NWM	36,617	-	36,617
ZAR	1,310,525	USD	1,259,156	9/27/2024	NWM	51,369	-	51,369
ZAR	1,337,828	USD	1,304,376	9/27/2024	NWM	33,452	-	33,452
ZAR	1,337,828	USD	1,280,038	9/27/2024	NWM	57,790	-	57,790
ZAR	1,365,131	USD	1,304,681	9/27/2024	NWM	60,450	-	60,450
ZAR	1,365,131	USD	1,306,172	9/27/2024	NWM	58,959	-	58,959
ZAR	1,392,433	USD	1,347,855	9/27/2024	NWM	44,578	-	44,578
ZAR	1,392,433	USD	1,332,179	9/27/2024	NWM	60,254	-	60,254
ZAR	1,419,736	USD	1,380,893	9/27/2024	NWM	38,843	-	38,843
ZAR	1,447,038	USD	1,390,097	9/27/2024	NWM	56,941	-	56,941
ZAR	1,501,644	USD	1,443,907	9/27/2024	NWM	57,737	-	57,737
ZAR	1,556,249	USD	1,494,185	9/27/2024	NWM	62,064	-	62,064
ZAR	1,583,552	USD	1,515,579	9/27/2024	NWM	67,973	-	67,973
ZAR	1,692,762	USD	1,622,457	9/27/2024	NWM	70,305	-	70,305
ZAR	1,720,065	USD	1,653,501	9/27/2024	NWM	66,564	-	66,564
ZAR	1,829,275	USD	1,805,346	9/27/2024	NWM	23,929	-	23,929
ZAR	2,402,630	USD	2,418,148	9/27/2024	NWM	-	(15,518)	(15,518)
ZAR	2,850,936	USD	2,742,458	9/27/2024	NWM	108,478	-	108,478
ZAR	3,330,919	USD	3,318,745	9/27/2024	NWM	12,174	-	12,174
ZAR	4,040,787	USD	4,071,555	9/27/2024	NWM	-	(30,768)	(30,768)
ZAR	4,508,279	USD	4,443,482	9/27/2024	NWM	64,797	-	64,797
ZAR	8,650,617	USD	8,617,615	9/27/2024	NWM	33,002	-	33,002
ZAR	10,380,741	USD	10,340,937	9/27/2024	NWM	39,804	-	39,804
ZAR	11,658,216	USD	11,776,647	9/27/2024	NWM	-	(118,431)	(118,431)
ZAR	12,750,320	USD	12,874,491	9/27/2024	NWM	-	(124,171)	(124,171)
ZAR	12,750,320	USD	12,868,827	9/27/2024	NWM	-	(118,507)	(118,507)
ZAR	13,840,988	USD	13,790,703	9/27/2024	NWM	50,285	-	50,285
ZAR	17,638,764	USD	17,040,580	9/27/2024	NWM	598,184	-	598,184
ZAR	21,178,380	USD	20,425,733	9/27/2024	NWM	752,647	-	752,647
ZAR	21,183,479	USD	20,865,949	9/27/2024	NWM	317,530	-	317,530
ZAR	28,237,840	USD	27,139,099	9/27/2024	NWM	1,098,741	-	1,098,741
ZAR	29,144,665	USD	28,118,959	9/27/2024	NWM	1,025,706	-	1,025,706
ZAR	31,767,570	USD	30,593,025	9/27/2024	NWM	1,174,545	-	1,174,545
ZAR	37,991,183	USD	36,689,237	9/27/2024	NWM	1,301,946	-	1,301,946
ZAR	38,827,030	USD	37,438,489	9/27/2024	NWM	1,388,541	-	1,388,541

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ZAR	213,288,009	USD	209,300,789	9/27/2024	NWM	$3,987,220	$-	$3,987,220
USD	37,438,489	ZAR	38,827,030	9/27/2024	NWM	-	(1,388,541)	(1,388,541)
USD	36,689,237	ZAR	37,991,183	9/27/2024	NWM	-	(1,301,946)	(1,301,946)
USD	30,593,025	ZAR	31,767,570	9/27/2024	NWM	-	(1,174,545)	(1,174,545)
USD	28,118,959	ZAR	29,144,665	9/27/2024	NWM	-	(1,025,706)	(1,025,706)
USD	27,139,099	ZAR	28,237,840	9/27/2024	NWM	-	(1,098,741)	(1,098,741)
USD	20,865,949	ZAR	21,183,479	9/27/2024	NWM	-	(317,530)	(317,530)
USD	20,425,733	ZAR	21,178,380	9/27/2024	NWM	-	(752,647)	(752,647)
USD	17,040,580	ZAR	17,638,764	9/27/2024	NWM	-	(598,184)	(598,184)
USD	13,790,703	ZAR	13,840,988	9/27/2024	NWM	-	(50,285)	(50,285)
USD	12,874,491	ZAR	12,750,320	9/27/2024	NWM	124,171	-	124,171
USD	12,868,827	ZAR	12,750,320	9/27/2024	NWM	118,507	-	118,507
USD	11,776,647	ZAR	11,658,216	9/27/2024	NWM	118,431	-	118,431
USD	10,340,937	ZAR	10,380,741	9/27/2024	NWM	-	(39,804)	(39,804)
USD	8,617,615	ZAR	8,650,617	9/27/2024	NWM	-	(33,002)	(33,002)
USD	4,443,482	ZAR	4,508,279	9/27/2024	NWM	-	(64,797)	(64,797)
USD	4,071,554	ZAR	4,040,787	9/27/2024	NWM	30,767	-	30,767
USD	2,742,458	ZAR	2,850,936	9/27/2024	NWM	-	(108,478)	(108,478)
USD	2,418,148	ZAR	2,402,630	9/27/2024	NWM	15,518	-	15,518
USD	1,805,346	ZAR	1,829,275	9/27/2024	NWM	-	(23,929)	(23,929)
USD	1,653,501	ZAR	1,720,065	9/27/2024	NWM	-	(66,564)	(66,564)
USD	1,622,457	ZAR	1,692,762	9/27/2024	NWM	-	(70,305)	(70,305)
USD	1,515,579	ZAR	1,583,552	9/27/2024	NWM	-	(67,973)	(67,973)
USD	1,494,185	ZAR	1,556,249	9/27/2024	NWM	-	(62,064)	(62,064)
USD	1,443,907	ZAR	1,501,644	9/27/2024	NWM	-	(57,737)	(57,737)
USD	1,390,097	ZAR	1,447,038	9/27/2024	NWM	-	(56,941)	(56,941)
USD	1,380,893	ZAR	1,419,736	9/27/2024	NWM	-	(38,843)	(38,843)
USD	1,347,855	ZAR	1,392,433	9/27/2024	NWM	-	(44,578)	(44,578)
USD	1,332,179	ZAR	1,392,433	9/27/2024	NWM	-	(60,254)	(60,254)
USD	1,306,172	ZAR	1,365,131	9/27/2024	NWM	-	(58,959)	(58,959)
USD	1,304,681	ZAR	1,365,131	9/27/2024	NWM	-	(60,450)	(60,450)
USD	1,280,038	ZAR	1,337,828	9/27/2024	NWM	-	(57,790)	(57,790)
USD	1,304,376	ZAR	1,337,828	9/27/2024	NWM	-	(33,452)	(33,452)
USD	1,259,156	ZAR	1,310,525	9/27/2024	NWM	-	(51,369)	(51,369)
USD	1,230,696	ZAR	1,283,223	9/27/2024	NWM	-	(52,527)	(52,527)
USD	1,246,606	ZAR	1,283,223	9/27/2024	NWM	-	(36,617)	(36,617)
USD	1,225,578	ZAR	1,255,920	9/27/2024	NWM	-	(30,342)	(30,342)
USD	1,175,052	ZAR	1,228,618	9/27/2024	NWM	-	(53,566)	(53,566)
USD	1,179,631	ZAR	1,228,618	9/27/2024	NWM	-	(48,987)	(48,987)
USD	1,182,823	ZAR	1,228,618	9/27/2024	NWM	-	(45,795)	(45,795)
USD	1,190,933	ZAR	1,228,618	9/27/2024	NWM	-	(37,685)	(37,685)
USD	1,180,907	ZAR	1,228,618	9/27/2024	NWM	-	(47,711)	(47,711)
USD	1,154,477	ZAR	1,201,315	9/27/2024	NWM	-	(46,838)	(46,838)
USD	1,149,189	ZAR	1,201,315	9/27/2024	NWM	-	(52,126)	(52,126)
USD	1,156,792	ZAR	1,201,315	9/27/2024	NWM	-	(44,523)	(44,523)
USD	1,162,913	ZAR	1,201,315	9/27/2024	NWM	-	(38,402)	(38,402)
USD	1,127,081	ZAR	1,174,012	9/27/2024	NWM	-	(46,931)	(46,931)
USD	1,126,160	ZAR	1,174,012	9/27/2024	NWM	-	(47,852)	(47,852)
USD	1,123,020	ZAR	1,174,012	9/27/2024	NWM	-	(50,992)	(50,992)
USD	1,132,872	ZAR	1,174,012	9/27/2024	NWM	-	(41,140)	(41,140)
USD	1,140,045	ZAR	1,174,012	9/27/2024	NWM	-	(33,967)	(33,967)
USD	1,127,734	ZAR	1,174,012	9/27/2024	NWM	-	(46,278)	(46,278)
USD	1,102,677	ZAR	1,146,710	9/27/2024	NWM	-	(44,033)	(44,033)
USD	1,114,856	ZAR	1,146,710	9/27/2024	NWM	-	(31,854)	(31,854)
USD	1,084,993	ZAR	1,119,407	9/27/2024	NWM	-	(34,414)	(34,414)
USD	1,073,973	ZAR	1,119,407	9/27/2024	NWM	-	(45,434)	(45,434)
USD	1,044,502	ZAR	1,092,104	9/27/2024	NWM	-	(47,602)	(47,602)
USD	1,044,226	ZAR	1,092,104	9/27/2024	NWM	-	(47,878)	(47,878)
USD	1,023,560	ZAR	1,064,802	9/27/2024	NWM	-	(41,242)	(41,242)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,004,792	ZAR	1,037,499	9/27/2024	NWM	$-	$(32,707)	$(32,707)
USD	994,276	ZAR	1,037,499	9/27/2024	NWM	-	(43,223)	(43,223)
USD	995,132	ZAR	1,037,499	9/27/2024	NWM	-	(42,367)	(42,367)
USD	1,015,186	ZAR	1,037,499	9/27/2024	NWM	-	(22,313)	(22,313)
USD	973,565	ZAR	1,010,197	9/27/2024	NWM	-	(36,632)	(36,632)
USD	972,835	ZAR	1,010,197	9/27/2024	NWM	-	(37,362)	(37,362)
USD	970,278	ZAR	1,010,197	9/27/2024	NWM	-	(39,919)	(39,919)
USD	966,593	ZAR	1,010,197	9/27/2024	NWM	-	(43,604)	(43,604)
USD	970,249	ZAR	1,010,197	9/27/2024	NWM	-	(39,948)	(39,948)
USD	956,272	ZAR	982,894	9/27/2024	NWM	-	(26,622)	(26,622)
USD	924,684	ZAR	955,591	9/27/2024	NWM	-	(30,907)	(30,907)
USD	919,573	ZAR	955,591	9/27/2024	NWM	-	(36,018)	(36,018)
USD	919,356	ZAR	955,591	9/27/2024	NWM	-	(36,235)	(36,235)
USD	891,148	ZAR	928,289	9/27/2024	NWM	-	(37,141)	(37,141)
USD	897,040	ZAR	928,289	9/27/2024	NWM	-	(31,249)	(31,249)
USD	872,642	ZAR	900,986	9/27/2024	NWM	-	(28,344)	(28,344)
USD	837,335	ZAR	873,684	9/27/2024	NWM	-	(36,349)	(36,349)
USD	822,129	ZAR	846,381	9/27/2024	NWM	-	(24,252)	(24,252)
USD	812,984	ZAR	846,381	9/27/2024	NWM	-	(33,397)	(33,397)
USD	787,230	ZAR	819,078	9/27/2024	NWM	-	(31,848)	(31,848)
USD	783,680	ZAR	819,078	9/27/2024	NWM	-	(35,398)	(35,398)
USD	797,298	ZAR	819,078	9/27/2024	NWM	-	(21,780)	(21,780)
USD	761,593	ZAR	791,776	9/27/2024	NWM	-	(30,183)	(30,183)
USD	760,259	ZAR	791,776	9/27/2024	NWM	-	(31,517)	(31,517)
USD	762,494	ZAR	791,776	9/27/2024	NWM	-	(29,282)	(29,282)
USD	743,352	ZAR	764,473	9/27/2024	NWM	-	(21,121)	(21,121)
USD	743,669	ZAR	764,473	9/27/2024	NWM	-	(20,804)	(20,804)
USD	736,157	ZAR	764,473	9/27/2024	NWM	-	(28,316)	(28,316)
USD	734,554	ZAR	764,473	9/27/2024	NWM	-	(29,919)	(29,919)
USD	740,292	ZAR	764,473	9/27/2024	NWM	-	(24,181)	(24,181)
USD	734,067	ZAR	764,473	9/27/2024	NWM	-	(30,406)	(30,406)
USD	736,957	ZAR	764,473	9/27/2024	NWM	-	(27,516)	(27,516)
USD	714,146	ZAR	737,171	9/27/2024	NWM	-	(23,025)	(23,025)
USD	716,901	ZAR	737,171	9/27/2024	NWM	-	(20,270)	(20,270)
USD	713,711	ZAR	737,171	9/27/2024	NWM	-	(23,460)	(23,460)
USD	706,699	ZAR	737,171	9/27/2024	NWM	-	(30,472)	(30,472)
USD	688,450	ZAR	709,868	9/27/2024	NWM	-	(21,418)	(21,418)
USD	682,870	ZAR	709,868	9/27/2024	NWM	-	(26,998)	(26,998)
USD	684,169	ZAR	709,868	9/27/2024	NWM	-	(25,699)	(25,699)
USD	678,956	ZAR	709,868	9/27/2024	NWM	-	(30,912)	(30,912)
USD	678,658	ZAR	709,868	9/27/2024	NWM	-	(31,210)	(31,210)
USD	662,401	ZAR	682,565	9/27/2024	NWM	-	(20,164)	(20,164)
USD	655,381	ZAR	682,565	9/27/2024	NWM	-	(27,184)	(27,184)
USD	626,912	ZAR	655,263	9/27/2024	NWM	-	(28,351)	(28,351)
USD	609,565	ZAR	627,960	9/27/2024	NWM	-	(18,395)	(18,395)
USD	600,351	ZAR	627,960	9/27/2024	NWM	-	(27,609)	(27,609)
USD	583,282	ZAR	600,657	9/27/2024	NWM	-	(17,375)	(17,375)
USD	583,510	ZAR	600,657	9/27/2024	NWM	-	(17,147)	(17,147)
USD	555,110	ZAR	573,355	9/27/2024	NWM	-	(18,245)	(18,245)
USD	551,335	ZAR	573,355	9/27/2024	NWM	-	(22,020)	(22,020)
USD	550,888	ZAR	573,355	9/27/2024	NWM	-	(22,467)	(22,467)
USD	530,872	ZAR	546,052	9/27/2024	NWM	-	(15,180)	(15,180)
USD	530,449	ZAR	546,052	9/27/2024	NWM	-	(15,603)	(15,603)
USD	524,589	ZAR	546,052	9/27/2024	NWM	-	(21,463)	(21,463)
USD	504,175	ZAR	518,750	9/27/2024	NWM	-	(14,575)	(14,575)
USD	478,019	ZAR	491,447	9/27/2024	NWM	-	(13,428)	(13,428)
USD	475,176	ZAR	491,447	9/27/2024	NWM	-	(16,271)	(16,271)
USD	476,380	ZAR	491,447	9/27/2024	NWM	-	(15,067)	(15,067)
USD	448,166	ZAR	464,144	9/27/2024	NWM	-	(15,978)	(15,978)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	420,034	ZAR	436,842	9/27/2024	NWM	$-	$(16,808)	$(16,808)
USD	393,584	ZAR	409,539	9/27/2024	NWM	-	(15,955)	(15,955)
USD	396,892	ZAR	409,539	9/27/2024	NWM	-	(12,647)	(12,647)
USD	367,501	ZAR	382,237	9/27/2024	NWM	-	(14,736)	(14,736)
USD	318,648	ZAR	327,631	9/27/2024	NWM	-	(8,983)	(8,983)
USD	290,295	ZAR	300,329	9/27/2024	NWM	-	(10,034)	(10,034)
USD	238,962	ZAR	245,723	9/27/2024	NWM	-	(6,761)	(6,761)
USD	212,067	ZAR	218,421	9/27/2024	NWM	-	(6,354)	(6,354)
USD	158,277	ZAR	163,816	9/27/2024	NWM	-	(5,539)	(5,539)
USD	79,064	ZAR	81,908	9/27/2024	NWM	-	(2,844)	(2,844)
HUF	297,268	USD	297,794	10/9/2024	NWM	-	(526)	(526)
HUF	648,584	USD	668,497	10/9/2024	NWM	-	(19,913)	(19,913)
HUF	1,107,998	USD	1,134,338	10/9/2024	NWM	-	(26,340)	(26,340)
HUF	1,107,998	USD	1,136,881	10/9/2024	NWM	-	(28,883)	(28,883)
HUF	1,135,023	USD	1,129,882	10/9/2024	NWM	5,141	-	5,141
HUF	1,621,461	USD	1,613,528	10/9/2024	NWM	7,933	-	7,933
HUF	1,990,901	USD	2,038,970	10/9/2024	NWM	-	(48,069)	(48,069)
HUF	2,053,850	USD	2,109,977	10/9/2024	NWM	-	(56,127)	(56,127)
HUF	3,080,776	USD	3,170,928	10/9/2024	NWM	-	(90,152)	(90,152)
HUF	3,323,995	USD	3,310,758	10/9/2024	NWM	13,237	-	13,237
HUF	3,756,384	USD	3,757,510	10/9/2024	NWM	-	(1,126)	(1,126)
HUF	3,891,506	USD	3,919,251	10/9/2024	NWM	-	(27,745)	(27,745)
HUF	4,026,628	USD	4,118,270	10/9/2024	NWM	-	(91,642)	(91,642)
HUF	4,675,212	USD	4,698,554	10/9/2024	NWM	-	(23,342)	(23,342)
HUF	4,783,310	USD	4,769,208	10/9/2024	NWM	14,102	-	14,102
HUF	7,026,330	USD	6,966,059	10/9/2024	NWM	60,271	-	60,271
HUF	13,079,784	USD	13,212,253	10/9/2024	NWM	-	(132,469)	(132,469)
HUF	16,142,437	USD	16,527,223	10/9/2024	NWM	-	(384,786)	(384,786)
HUF	20,133,139	USD	20,592,950	10/9/2024	NWM	-	(459,811)	(459,811)
USD	20,592,950	HUF	20,133,139	10/9/2024	NWM	459,811	-	459,811
USD	16,527,223	HUF	16,142,437	10/9/2024	NWM	384,786	-	384,786
USD	13,212,253	HUF	13,079,784	10/9/2024	NWM	132,469	-	132,469
USD	8,618,008	HUF	9,296,376	10/9/2024	NWM	-	(678,368)	(678,368)
USD	6,966,059	HUF	7,026,330	10/9/2024	NWM	-	(60,271)	(60,271)
USD	4,769,208	HUF	4,783,310	10/9/2024	NWM	-	(14,102)	(14,102)
USD	4,698,554	HUF	4,675,212	10/9/2024	NWM	23,342	-	23,342
USD	4,118,270	HUF	4,026,628	10/9/2024	NWM	91,642	-	91,642
USD	3,919,251	HUF	3,891,506	10/9/2024	NWM	27,745	-	27,745
USD	3,757,510	HUF	3,756,384	10/9/2024	NWM	1,126	-	1,126
USD	3,310,758	HUF	3,323,995	10/9/2024	NWM	-	(13,237)	(13,237)
USD	3,170,928	HUF	3,080,776	10/9/2024	NWM	90,152	-	90,152
USD	2,109,977	HUF	2,053,850	10/9/2024	NWM	56,127	-	56,127
USD	2,038,970	HUF	1,990,901	10/9/2024	NWM	48,069	-	48,069
USD	1,613,528	HUF	1,621,461	10/9/2024	NWM	-	(7,933)	(7,933)
USD	1,129,882	HUF	1,135,023	10/9/2024	NWM	-	(5,141)	(5,141)
USD	1,136,881	HUF	1,107,998	10/9/2024	NWM	28,883	-	28,883
USD	1,134,338	HUF	1,107,998	10/9/2024	NWM	26,340	-	26,340
USD	1,077,856	HUF	1,080,974	10/9/2024	NWM	-	(3,118)	(3,118)
USD	1,047,509	HUF	1,053,950	10/9/2024	NWM	-	(6,441)	(6,441)
USD	668,497	HUF	648,584	10/9/2024	NWM	19,913	-	19,913
USD	297,794	HUF	297,268	10/9/2024	NWM	526	-	526
USD	53,866	HUF	54,049	10/9/2024	NWM	-	(183)	(183)

						$144,677,499	$(127,221,192)	$17,456,307

*	All values denominated in USD.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Glossary:

Counterparty Abbreviations:
CBK	Citibank, N.A.
HUB	HSBC Bank PLC
NWM	NatWest Markets PLC

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
INR	Indian Rupee
ILS	Instrument Landing System
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Bath
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International—Europe, Australasia, and Far East.
NASDAQ	National Association of Securities Dealers Automated Quotations.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
Russell 2000	U.S. Small-Cap Stock Market Index.
S&P/TSX	Canadian Equity Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Exchange Abbreviations:
ASX	Australian Securities Exchange.
CME	Chicago Mercantile Exchange.
EUREX	European derivatives exchange.
Euronext	European New Exchange Technology.
FinEx	Financial Instruments Exchange.
HKG	Hong Kong Exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korea Exchange - KOFEX.
LME	London Metal Exchange.
ICE	Intercontinental Exchange.
MDE	Malaysian Derivative Exchange.
MGE	Minneapolis Grain Exchange.
NSE	National Stock Exchange.
NYMEX	New York Mercantile Exchange.
OML	OMLX: London Securities & Derivatives Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.
WCE	Winnipeg Commodity Exchange.

Other Abbreviations:
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
Bobl	Medium term debt that is issued by the Federal Republic of Germany.
CBOT	Chicago Board of Trade.
COMEX	The Commodity Exchange Inc.
CSC	CEI: Coffee, Sugar and Cocoa.
CTN	Cotton.
EURIBOR	Euro Interbank Offered Rate.
GILT	Bank of England Bonds.
KCBT	The Kansas City Board of Trade.
NYBOT	New York Board of Trade.
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending.
Schatz	Short-dated equivalent of the Bobl and Bund futures.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
ULSD	Ultra-low-sulfur diesel.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2024, the investments were classified as described below:

AHL Managed Futures Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$-	$2,901,939,951	$-	$2,901,939,951

Total Investments in Securities - Assets	$-	$2,901,939,951	$-	$2,901,939,951

Financial Derivative Instruments - Assets
Futures Contracts	$43,728,363	$-	$-	$43,728,363
Forward Foreign Currency Contracts	-	144,677,499	-	144,677,499

Total Financial Derivative Instruments - Assets	$43,728,363	$144,677,499	$-	$188,405,862

Financial Derivative Instruments - Liabilities
Futures Contracts	$(39,765,678)	$-	$-	$(39,765,678)
Forward Foreign Currency Contracts	-	(127,221,192)	-	(127,221,192)

Total Financial Derivative Instruments - Liabilities	$(39,765,678)	$(127,221,192)	$-	$(166,986,870)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN SOVEREIGN OBLIGATIONS - 4.49%
French Republic Government Bonds OAT, 0.600%, Due 7/25/2034A B C	EUR	543,380	$554,741
U.K. Inflation-Linked Gilts, 1.250%, Due 11/22/2032A B	GBP	886,405	1,191,185

Total Foreign Sovereign Obligations (Cost $1,736,169)			1,745,926

U.S. TREASURY OBLIGATIONS - 6.41%
U.S. Treasury Inflation-Indexed Notes,
2.125%, Due 4/15/2029A		$1,013,580	1,015,219
1.375%, Due 7/15/2033A		516,135	488,299
1.750%, Due 1/15/2034A		1,019,900	991,883

Total U.S. Treasury Obligations (Cost $2,488,579)			2,495,401

SHORT-TERM INVESTMENTS - 75.41%

U.S. Treasury Obligations - 75.41%
U.S. Treasury Bills,
5.324%, Due 7/11/2024D		5,000,000	4,992,729
5.267%, Due 7/18/2024D		1,200,000	1,197,019
5.297%, Due 8/8/2024		5,000,000	4,972,382
5.387%, Due 9/26/2024		4,200,000	4,146,966
5.350%, Due 10/3/2024D		1,050,000	1,035,812
5.387%, Due 10/24/2024D		1,000,000	983,424
5.354%, Due 11/7/2024D		8,250,000	8,097,162
5.311%, Due 11/29/2024D		1,500,000	1,467,787
5.335%, Due 12/12/2024		2,500,000	2,441,680

Total Short-Term Investments (Cost $29,336,366)			29,334,961

TOTAL INVESTMENTS - 86.31% (Cost $33,561,114)			33,576,288
OTHER ASSETS, NET OF LIABILITIES - 13.69%			5,323,630

TOTAL NET ASSETS - 100.00%			$38,899,918

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A Inflation-Indexed Note.

B Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $554,741 or 1.43% of net assets. The Fund has no right to demand registration of these securities.

D All or a portion represents positions held by the American Beacon Cayman Multi-Alternatives Company, Ltd.

Long Futures Contracts Open on June 30, 2024:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
COMEX Copper FuturesD	3	September 2024	$332,880	$329,362	$(3,518)
COMEX Gold 100 Troy Ounces FuturesD	3	August 2024	714,345	701,880	(12,465)
COMEX Silver FuturesD	3	September 2024	447,465	443,400	(4,065)
Euronext Rapeseed FuturesD	1	July 2024	26,173	25,556	(617)
Euronext Rapeseed FuturesD	1	October 2024	25,972	26,024	52
ICE Brent Crude Oil FuturesD	7	July 2024	584,949	595,000	10,051
ICE Gas Oil FuturesD	2	July 2024	155,903	157,100	1,197
ICE Gas Oil FuturesD	1	August 2024	78,327	78,400	73
ICE Robusta Coffee Futures 10-TonneD	3	September 2024	125,213	120,330	(4,883)
LME Copper FuturesD	1	August 2024	247,482	238,657	(8,825)
LME Copper FuturesD	1	September 2024	245,783	239,804	(5,979)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Commodity Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
LME Lead FuturesD	1	July 2024	$54,174	$54,728	$554
LME Lead FuturesD	3	August 2024	172,251	165,956	(6,295)
LME Primary Aluminum FuturesD	7	July 2024	430,698	435,841	5,143
LME Primary Aluminum FuturesD	1	August 2024	65,613	62,729	(2,884)
LME Zinc FuturesD	4	July 2024	277,496	289,035	11,539
LME Zinc FuturesD	1	August 2024	79,242	72,889	(6,353)
MDE Crude Palm Oil FuturesD	3	September 2024	62,489	62,257	(232)
NYBOT CSC C Coffee FuturesD	4	September 2024	334,697	340,200	5,503
NYBOT CSC Cocoa FuturesD	1	September 2024	91,452	77,310	(14,142)
NYMEX Light Sweet Crude Oil FuturesD	5	July 2024	399,458	407,700	8,242
NYMEX Platinum FuturesD	3	October 2024	148,870	152,115	3,245
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB FuturesD	3	July 2024	316,005	315,189	(816)

			$5,416,937	$5,391,462	$(25,475)

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
NYBOT FINEX U.S. Dollar Index Futures	12	September 2024	$1,254,988	$1,266,540	$11,552

			$1,254,988	$1,266,540	$11,552

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Borsa Italiana FTSE/MIB Index Futures	5	September 2024	$887,528	$893,333	$5,805
CME E-Mini NASDAQ 100 Index Futures	5	September 2024	1,968,058	1,992,725	24,667
CME E-Mini Standard & Poor’s 500 Index Futures	12	September 2024	3,281,389	3,312,900	31,511
Eurex DAX Index Futures	2	September 2024	977,366	985,435	8,069
Eurex EURO STOXX 50 Futures	28	September 2024	1,503,152	1,477,141	(26,011)
Eurex STOXX Europe 600 ESG-X Index Futures	1	September 2024	20,541	20,541	-
Euronext CAC 40 Index Futures	9	July 2024	746,800	722,168	(24,632)
HKG Hang Seng China Enterprises Index Futures	8	July 2024	326,662	320,910	(5,752)
HKG Hang Seng Index Futures	2	July 2024	229,673	225,763	(3,910)
ICE FTSE 100 Index Futures	21	September 2024	2,176,383	2,179,965	3,582
ICE U.S. mini MSCI EAFE Index Futures	5	September 2024	585,347	585,800	453
ICE U.S. MSCI Emerging Markets EM Index Futures	12	September 2024	651,116	652,920	1,804
Montreal Exchange S&P/TSX 60 Index Futures	9	September 2024	1,705,551	1,724,279	18,728
NSE IFSC NIFTY 50 Index Futures	2	July 2024	96,023	96,558	535
OML Stockholm OMXS30 Index Futures	41	July 2024	1,002,272	997,245	(5,027)
SAFEX FTSE/JSE Top 40 Index Futures	15	September 2024	604,404	607,973	3,569
SFE S&P ASX Share Price Index 200 Futures	11	September 2024	1,420,651	1,425,792	5,141
SGX FTSE China A50 Futures Contract	19	July 2024	227,263	226,138	(1,125)
SGX FTSE Taiwan Index Futures	10	July 2024	773,416	771,500	(1,916)
SGX MSCI Singapore Index Futures	10	July 2024	231,165	233,296	2,131
SGX Nikkei 225 Stock Index Futures	12	September 2024	1,451,700	1,477,158	25,458
TSE TOPIX Futures	12	September 2024	2,065,007	2,096,215	31,208

			$22,931,467	$23,025,755	$94,288

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	2	September 2024	$213,869	$213,156	$(713)
CBOT 10 Year U.S. Treasury Notes Futures	5	September 2024	551,989	549,922	(2,067)
CBOT U.S. Long Bond Futures	7	September 2024	831,749	828,187	(3,562)
CBOT Ultra Long Term U.S. Treasury Bond Futures	7	September 2024	879,187	877,406	(1,781)
Eurex 10 Year Euro BUND Futures	4	September 2024	568,655	563,834	(4,821)
Eurex 30 Year Euro BUXL Futures	1	September 2024	142,651	139,481	(3,170)
Eurex Euro-BTP Italian Bond Futures	6	September 2024	748,223	740,819	(7,404)
French Government Bond Futures	5	September 2024	668,961	659,277	(9,684)
ICE Long Gilt Futures	5	September 2024	622,812	616,691	(6,121)
KFE 3 Year Treasury Bond Futures	5	September 2024	381,439	382,128	689
KFE 10 Year Treasury Bond Futures	3	September 2024	248,918	249,807	889
Montreal Exchange 10 Year Canadian Bond Futures	5	September 2024	435,807	438,836	3,029
SFE 10 Year Australian Bond Futures	4	September 2024	307,497	303,047	(4,450)
TSE Japanese 10 Year Bond Futures	4	September 2024	3,569,077	3,551,743	(17,334)

			$10,170,834	$10,114,334	$(56,500)

Short Futures Contracts Open on June 30, 2024:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT Corn FuturesD	20	December 2024	$(443,517)	$(420,750)	$22,767
CBOT Soybean FuturesD	16	November 2024	(909,126)	(883,200)	25,926
CBOT Soybean Meal FuturesD	5	December 2024	(172,409)	(167,750)	4,659
CBOT Soybean Oil FuturesD	13	December 2024	(343,549)	(341,562)	1,987
CME Lean Hogs FuturesD	6	August 2024	(217,606)	(214,800)	2,806
CME Lean Hogs FuturesD	1	October 2024	(29,918)	(30,290)	(372)
Euronext Milling Wheat FuturesD	5	December 2024	(62,469)	(61,981)	488
KCBT Hard Red Winter Wheat FuturesD	6	September 2024	(177,061)	(175,875)	1,186
LME Lead FuturesD	1	July 2024	(56,797)	(54,729)	2,068
LME Lead FuturesD	3	August 2024	(166,414)	(165,956)	458
LME Nickel FuturesD	1	September 2024	(103,516)	(103,636)	(120)
LME Primary Aluminum FuturesD	6	July 2024	(377,828)	(373,578)	4,250
LME Zinc FuturesD	2	July 2024	(136,803)	(144,518)	(7,715)
LME Zinc FuturesD	2	July 2024	(143,190)	(144,517)	(1,327)
MGE Red Wheat FuturesD	6	September 2024	(198,163)	(183,900)	14,263
NYBOT CSC Number 11 World Sugar FuturesD	12	September 2024	(254,426)	(272,832)	(18,406)
NYBOT CTN Number 2 Cotton FuturesD	3	December 2024	(107,178)	(109,035)	(1,857)
NYMEX Henry Hub Natural Gas FuturesD	19	July 2024	(523,977)	(494,190)	29,787
NYMEX Palladium FuturesD	1	September 2024	(89,798)	(97,790)	(7,992)
WCE Canola FuturesD	13	November 2024	(122,970)	(119,181)	3,789

			$(4,636,715)	$(4,560,070)	$76,645

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Russell 2000 Index Futures	2	September 2024	$(203,722)	$(206,500)	$(2,778)

			$(203,722)	$(206,500)	$(2,778)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3 Month Euro Euribor Futures	19	March 2025	$(4,934,167)	$(4,929,826)	$4,341
3 Month Euro Euribor Futures	30	June 2025	(7,788,660)	(7,797,189)	(8,529)
3 Month Euro Euribor Futures	19	December 2025	(4,942,748)	(4,948,902)	(6,154)
3 Month Euro Euribor Futures	10	September 2026	(2,605,256)	(2,607,764)	(2,508)
CBOT 2 Year U.S. Treasury Notes Futures	15	September 2024	(3,058,683)	(3,063,281)	(4,598)
Eurex 2 Year Euro SCHATZ Futures	14	September 2024	(1,578,770)	(1,584,793)	(6,023)
Eurex 5 Year Euro BOBL Futures	2	September 2024	(248,888)	(249,403)	(515)
Eurex Euro-BTP Italian Bond Futures	14	September 2024	(1,575,330)	(1,574,447)	883
SFE 3 Year Australian Bond Futures	33	September 2024	(2,328,903)	(2,321,557)	7,346
Three Month SONIA Index Futures	9	March 2025	(2,716,068)	(2,709,834)	6,234
Three Month SONIA Index Futures	9	March 2026	(2,723,225)	(2,730,028)	(6,803)
Three-Month SOFR Futures	12	March 2025	(2,854,283)	(2,854,350)	(67)
Three-Month SOFR Futures	32	June 2025	(7,620,067)	(7,634,800)	(14,733)
Three-Month SOFR Futures	18	December 2025	(4,300,749)	(4,314,600)	(13,851)
Three-Month SOFR Futures	8	December 2026	(1,918,789)	(1,925,100)	(6,311)
Three-Month SONIA Index Futures	31	June 2025	(9,338,981)	(9,354,936)	(15,955)

			$(60,533,567)	$(60,600,810)	$(67,243)

D All or a portion represents positions held by the American Beacon Cayman Multi-Alternatives Company, Ltd.

Centrally Cleared Swap Agreements Outstanding on June 30, 2024:

Credit Default Swaps on Credit Indices - Sell Protection(1)
Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 6/30/2024(2) (%)	Curr	Notional Amount(3) (000s)	Premiums Paid (Received)	Fair Value(4)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.S42	1.00	Quarterly	6/20/2029	0.5319	USD	15,000	$331,796	$313,204	$(18,592)

							$331,796	$313,204	$(18,592)

OTC Swap Agreements Outstanding on June 30, 2024:

Total Return Swap Agreements
Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Payment Frequency	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	BBUXALC INDEX	JPM	0.000%	Maturity	7/3/2024	31,000	$4,150,077	$(306)	$(32,714)

									$(306)	$(32,714)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Forward Foreign Currency Contracts Open on June 30, 2024:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NOK	46,830	USD	46,862	7/1/2024	CBK	$-	$(32)	$(32)
GBP	63,205	JPY	63,067	7/1/2024	CBK	138	-	138
JPY	63,216	GBP	63,205	7/1/2024	CBK	11	-	11
SEK	68,083	USD	67,891	7/1/2024	CBK	192	-	192
SEK	73,440	USD	73,209	7/1/2024	CBK	231	-	231
SGD	294,985	USD	294,240	7/1/2024	CBK	745	-	745
USD	73,708	SGD	73,746	7/1/2024	CBK	-	(38)	(38)
USD	73,569	SGD	73,746	7/1/2024	CBK	-	(177)	(177)
USD	73,669	SGD	73,746	7/1/2024	CBK	-	(77)	(77)
USD	73,665	SGD	73,746	7/1/2024	CBK	-	(81)	(81)
USD	47,178	SEK	47,174	7/1/2024	CBK	4	-	4
USD	47,093	SEK	47,174	7/1/2024	CBK	-	(81)	(81)
USD	47,324	SEK	47,174	7/1/2024	CBK	150	-	150
USD	46,966	NOK	46,830	7/1/2024	CBK	136	-	136
MXN	27,330	USD	27,396	7/2/2024	CBK	-	(66)	(66)
USD	73,619	SGD	73,746	7/2/2024	CBK	-	(127)	(127)
USD	73,644	SGD	73,746	7/2/2024	CBK	-	(102)	(102)
USD	73,708	SGD	73,746	7/2/2024	CBK	-	(38)	(38)
USD	47,201	SEK	47,174	7/2/2024	CBK	27	-	27
USD	47,034	SEK	47,174	7/2/2024	CBK	-	(140)	(140)
USD	46,914	NOK	46,830	7/2/2024	CBK	84	-	84
USD	46,848	NOK	46,830	7/2/2024	CBK	18	-	18
TWD	77,086	USD	77,725	7/5/2024	CBK	-	(639)	(639)
TWD	308,342	USD	308,866	7/5/2024	CBK	-	(524)	(524)
USD	386,032	TWD	385,428	7/5/2024	CBK	604	-	604
INR	29,973	USD	29,990	7/10/2024	CBK	-	(17)	(17)
INR	29,973	USD	29,977	7/10/2024	CBK	-	(4)	(4)
INR	29,973	USD	30,015	7/10/2024	CBK	-	(42)	(42)
INR	29,973	USD	30,034	7/10/2024	CBK	-	(61)	(61)
USD	29,948	INR	29,973	7/10/2024	CBK	-	(25)	(25)
USD	29,878	INR	29,973	7/10/2024	CBK	-	(95)	(95)
USD	29,954	INR	29,973	7/10/2024	CBK	-	(19)	(19)
USD	29,984	INR	29,973	7/10/2024	CBK	11	-	11
USD	68,397	THB	68,179	7/12/2024	CBK	218	-	218
USD	68,370	THB	68,179	7/12/2024	CBK	191	-	191
SEK	293	USD	300	7/18/2024	CBK	-	(7)	(7)
USD	409	SEK	405	7/18/2024	CBK	4	-	4
USD	233,311	TWD	231,672	7/22/2024	CBK	1,639	-	1,639
USD	77,032	TWD	77,224	7/22/2024	CBK	-	(192)	(192)
INR	29,962	USD	30,043	7/23/2024	CBK	-	(81)	(81)
INR	29,962	USD	30,047	7/23/2024	CBK	-	(85)	(85)
INR	29,962	USD	30,047	7/23/2024	CBK	-	(85)	(85)
INR	29,962	USD	30,035	7/23/2024	CBK	-	(73)	(73)
INR	29,962	USD	30,007	7/23/2024	CBK	-	(45)	(45)
USD	29,897	INR	29,962	7/23/2024	CBK	-	(65)	(65)
USD	29,889	INR	29,962	7/23/2024	CBK	-	(73)	(73)
USD	29,889	INR	29,962	7/23/2024	CBK	-	(73)	(73)
USD	29,918	INR	29,962	7/23/2024	CBK	-	(44)	(44)
USD	29,904	INR	29,962	7/23/2024	CBK	-	(58)	(58)
SGD	147,662	USD	148,816	7/26/2024	CBK	-	(1,154)	(1,154)
SGD	147,662	USD	148,165	7/26/2024	CBK	-	(503)	(503)
SGD	221,492	USD	223,424	7/26/2024	CBK	-	(1,932)	(1,932)
USD	842,086	SGD	838,805	7/26/2024	CBK	3,281	-	3,281
USD	640,431	SGD	637,811	7/26/2024	CBK	2,620	-	2,620
USD	294,587	SGD	295,323	7/26/2024	CBK	-	(736)	(736)
USD	221,061	SGD	221,492	7/26/2024	CBK	-	(431)	(431)
USD	147,768	SGD	147,662	7/26/2024	CBK	106	-	106
USD	148,522	SGD	147,662	7/26/2024	CBK	860	-	860

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	74,038	SGD	73,831	7/26/2024	CBK	$207	$-	$207
INR	29,956	USD	29,934	7/29/2024	CBK	22	-	22
INR	29,956	USD	29,938	7/29/2024	CBK	18	-	18
USD	29,881	INR	29,956	7/29/2024	CBK	-	(75)	(75)
USD	29,876	INR	29,956	7/29/2024	CBK	-	(80)	(80)
CAD	24,797	EUR	24,777	8/2/2024	CBK	20	-	20
CAD	37,184	EUR	37,164	8/2/2024	CBK	20	-	20
CAD	41,090	EUR	41,063	8/2/2024	CBK	27	-	27
CAD	47,790	EUR	47,821	8/2/2024	CBK	-	(31)	(31)
CAD	77,753	EUR	77,939	8/2/2024	CBK	-	(186)	(186)
CAD	79,640	EUR	79,703	8/2/2024	CBK	-	(63)	(63)
CAD	83,474	EUR	83,453	8/2/2024	CBK	21	-	21
CAD	86,924	EUR	86,979	8/2/2024	CBK	-	(55)	(55)
CAD	107,165	EUR	107,252	8/2/2024	CBK	-	(87)	(87)
CAD	107,229	EUR	107,252	8/2/2024	CBK	-	(23)	(23)
CAD	107,567	EUR	107,251	8/2/2024	CBK	316	-	316
CAD	107,628	EUR	107,251	8/2/2024	CBK	377	-	377
CAD	107,682	EUR	107,251	8/2/2024	CBK	431	-	431
CAD	107,718	EUR	107,252	8/2/2024	CBK	466	-	466
CAD	107,869	EUR	107,251	8/2/2024	CBK	618	-	618
CAD	107,874	EUR	107,251	8/2/2024	CBK	623	-	623
CAD	108,156	EUR	107,252	8/2/2024	CBK	904	-	904
CAD	111,510	EUR	111,498	8/2/2024	CBK	12	-	12
CAD	131,092	EUR	131,050	8/2/2024	CBK	42	-	42
CAD	136,230	EUR	136,564	8/2/2024	CBK	-	(334)	(334)
EUR	347,593	CAD	351,876	8/2/2024	CBK	-	(4,283)	(4,283)
EUR	617,669	CAD	625,234	8/2/2024	CBK	-	(7,565)	(7,565)
JPY	61,322	GBP	63,220	8/8/2024	CBK	-	(1,898)	(1,898)
GBP	63,220	JPY	61,760	8/8/2024	CBK	1,460	-	1,460
GBP	63,220	JPY	62,391	8/8/2024	CBK	829	-	829
GBP	63,220	JPY	63,221	8/8/2024	CBK	-	(1)	(1)
GBP	234,418	JPY	228,361	8/8/2024	CBK	6,057	-	6,057
GBP	271,340	JPY	264,198	8/8/2024	CBK	7,142	-	7,142
USD	309,527	TWD	309,935	8/22/2024	CBK	-	(408)	(408)
SEK	47,339	USD	48,247	9/9/2024	CBK	-	(908)	(908)
SEK	47,339	USD	47,802	9/9/2024	CBK	-	(463)	(463)
SEK	47,339	USD	47,737	9/9/2024	CBK	-	(398)	(398)
SEK	47,339	USD	48,177	9/9/2024	CBK	-	(838)	(838)
SEK	67,612	USD	69,142	9/9/2024	CBK	-	(1,530)	(1,530)
SEK	74,404	USD	75,995	9/9/2024	CBK	-	(1,591)	(1,591)
SEK	94,677	USD	96,361	9/9/2024	CBK	-	(1,684)	(1,684)
USD	234,634	SEK	236,095	9/9/2024	CBK	-	(1,461)	(1,461)
USD	167,532	SEK	168,639	9/9/2024	CBK	-	(1,107)	(1,107)
USD	134,037	SEK	134,911	9/9/2024	CBK	-	(874)	(874)
USD	75,215	SEK	75,758	9/9/2024	CBK	-	(543)	(543)
USD	73,468	SEK	73,696	9/9/2024	CBK	-	(228)	(228)
USD	68,131	SEK	68,320	9/9/2024	CBK	-	(189)	(189)
USD	47,998	SEK	47,339	9/9/2024	CBK	659	-	659
USD	47,524	SEK	47,339	9/9/2024	CBK	185	-	185
MXN	9,797	USD	9,912	9/12/2024	CBK	-	(115)	(115)
MXN	27,029	USD	27,045	9/12/2024	CBK	-	(16)	(16)
MXN	33,439	USD	35,710	9/12/2024	CBK	-	(2,271)	(2,271)
MXN	44,260	USD	44,764	9/12/2024	CBK	-	(504)	(504)
MXN	54,058	USD	55,128	9/12/2024	CBK	-	(1,070)	(1,070)
MXN	138,052	USD	147,249	9/12/2024	CBK	-	(9,197)	(9,197)
MXN	161,061	USD	171,827	9/12/2024	CBK	-	(10,766)	(10,766)
MXN	322,122	USD	342,460	9/12/2024	CBK	-	(20,338)	(20,338)
MXN	322,122	USD	342,836	9/12/2024	CBK	-	(20,714)	(20,714)
MXN	345,131	USD	367,279	9/12/2024	CBK	-	(22,148)	(22,148)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MXN	368,139	USD	391,965	9/12/2024	CBK	$-	$(23,826)	$(23,826)
MXN	391,148	USD	415,943	9/12/2024	CBK	-	(24,795)	(24,795)
USD	1,168,897	MXN	1,146,414	9/12/2024	CBK	22,483	-	22,483
USD	205,188	MXN	200,785	9/12/2024	CBK	4,403	-	4,403
USD	115,561	MXN	108,115	9/12/2024	CBK	7,446	-	7,446
USD	75,204	MXN	75,590	9/12/2024	CBK	-	(386)	(386)
USD	76,931	MXN	75,294	9/12/2024	CBK	1,637	-	1,637
USD	76,717	MXN	75,294	9/12/2024	CBK	1,423	-	1,423
USD	76,658	MXN	74,562	9/12/2024	CBK	2,096	-	2,096
USD	77,841	MXN	74,512	9/12/2024	CBK	3,329	-	3,329
USD	69,693	MXN	68,255	9/12/2024	CBK	1,438	-	1,438
USD	62,121	MXN	60,582	9/12/2024	CBK	1,539	-	1,539
USD	57,686	MXN	55,972	9/12/2024	CBK	1,714	-	1,714
USD	57,840	MXN	54,058	9/12/2024	CBK	3,782	-	3,782
USD	50,372	MXN	48,213	9/12/2024	CBK	2,159	-	2,159
USD	47,339	MXN	46,307	9/12/2024	CBK	1,032	-	1,032
USD	45,416	MXN	43,978	9/12/2024	CBK	1,438	-	1,438
USD	41,196	MXN	39,447	9/12/2024	CBK	1,749	-	1,749
USD	26,811	MXN	27,029	9/12/2024	CBK	-	(218)	(218)
USD	26,689	MXN	27,029	9/12/2024	CBK	-	(340)	(340)
USD	24,731	MXN	23,988	9/12/2024	CBK	743	-	743
USD	21,022	MXN	20,581	9/12/2024	CBK	441	-	441
USD	5,490	MXN	5,497	9/12/2024	CBK	-	(7)	(7)
NOK	46,920	USD	46,928	9/18/2024	CBK	-	(8)	(8)
NOK	46,920	USD	47,355	9/18/2024	CBK	-	(435)	(435)
NOK	46,920	USD	47,424	9/18/2024	CBK	-	(504)	(504)
NOK	46,920	USD	47,209	9/18/2024	CBK	-	(289)	(289)
NOK	46,920	USD	47,730	9/18/2024	CBK	-	(810)	(810)
NOK	46,920	USD	47,484	9/18/2024	CBK	-	(564)	(564)
NOK	187,678	USD	190,216	9/18/2024	CBK	-	(2,538)	(2,538)
USD	392,442	NOK	389,469	9/18/2024	CBK	2,973	-	2,973
USD	127,558	NOK	126,646	9/18/2024	CBK	912	-	912
USD	46,954	NOK	46,920	9/18/2024	CBK	34	-	34
USD	47,102	NOK	46,920	9/18/2024	CBK	182	-	182
USD	46,955	NOK	46,920	9/18/2024	CBK	35	-	35
USD	47,201	NOK	46,920	9/18/2024	CBK	281	-	281
NZD	60,910	USD	60,926	7/1/2024	HUB	-	(16)	(16)
JPY	62,154	USD	62,133	7/1/2024	HUB	21	-	21
GBP	63,205	AUD	63,559	7/1/2024	HUB	-	(354)	(354)
AUD	63,411	GBP	63,205	7/1/2024	HUB	206	-	206
AUD	106,975	EUR	107,095	7/1/2024	HUB	-	(120)	(120)
PLN	107,073	EUR	107,096	7/1/2024	HUB	-	(23)	(23)
EUR	107,095	USD	106,969	7/1/2024	HUB	126	-	126
EUR	107,095	PLN	107,059	7/1/2024	HUB	36	-	36
EUR	107,095	AUD	107,586	7/1/2024	HUB	-	(491)	(491)
USD	106,923	EUR	107,095	7/1/2024	HUB	-	(172)	(172)
USD	62,279	JPY	62,154	7/1/2024	HUB	125	-	125
USD	60,855	NZD	60,910	7/1/2024	HUB	-	(55)	(55)
BRL	17,889	USD	18,638	7/2/2024	HUB	-	(749)	(749)
BRL	17,889	USD	19,550	7/2/2024	HUB	-	(1,661)	(1,661)
BRL	17,889	USD	19,544	7/2/2024	HUB	-	(1,655)	(1,655)
BRL	17,889	USD	19,522	7/2/2024	HUB	-	(1,633)	(1,633)
BRL	17,889	USD	19,530	7/2/2024	HUB	-	(1,641)	(1,641)
BRL	17,889	USD	19,538	7/2/2024	HUB	-	(1,649)	(1,649)
BRL	45,250	USD	47,850	7/2/2024	HUB	-	(2,600)	(2,600)
BRL	62,083	USD	65,578	7/2/2024	HUB	-	(3,495)	(3,495)
BRL	62,611	USD	64,701	7/2/2024	HUB	-	(2,090)	(2,090)
BRL	62,611	USD	64,735	7/2/2024	HUB	-	(2,124)	(2,124)
BRL	62,611	USD	64,668	7/2/2024	HUB	-	(2,057)	(2,057)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	62,611	USD	64,619	7/2/2024	HUB	$-	$(2,008)	$(2,008)
BRL	67,083	USD	69,050	7/2/2024	HUB	-	(1,967)	(1,967)
BRL	67,083	USD	69,323	7/2/2024	HUB	-	(2,240)	(2,240)
BRL	67,083	USD	69,467	7/2/2024	HUB	-	(2,384)	(2,384)
BRL	67,083	USD	69,247	7/2/2024	HUB	-	(2,164)	(2,164)
BRL	71,555	USD	76,982	7/2/2024	HUB	-	(5,427)	(5,427)
EUR	107,095	CHF	107,117	7/2/2024	HUB	-	(22)	(22)
PHP	341,245	USD	341,429	7/2/2024	HUB	-	(184)	(184)
USD	346,471	PHP	341,245	7/2/2024	HUB	5,226	-	5,226
USD	62,226	JPY	62,154	7/2/2024	HUB	72	-	72
USD	62,130	JPY	62,154	7/2/2024	HUB	-	(24)	(24)
USD	60,853	NZD	60,910	7/2/2024	HUB	-	(57)	(57)
USD	60,683	NZD	60,910	7/2/2024	HUB	-	(227)	(227)
USD	60,654	NZD	60,910	7/2/2024	HUB	-	(256)	(256)
USD	38,133	BRL	35,778	7/2/2024	HUB	2,355	-	2,355
USD	34,753	BRL	31,946	7/2/2024	HUB	2,807	-	2,807
USD	31,254	BRL	28,749	7/2/2024	HUB	2,505	-	2,505
USD	31,234	BRL	28,749	7/2/2024	HUB	2,485	-	2,485
USD	19,171	BRL	17,889	7/2/2024	HUB	1,282	-	1,282
USD	19,157	BRL	17,889	7/2/2024	HUB	1,268	-	1,268
USD	19,142	BRL	17,889	7/2/2024	HUB	1,253	-	1,253
USD	19,050	BRL	17,889	7/2/2024	HUB	1,161	-	1,161
USD	19,004	BRL	17,889	7/2/2024	HUB	1,115	-	1,115
USD	19,010	BRL	17,889	7/2/2024	HUB	1,121	-	1,121
USD	18,982	BRL	17,889	7/2/2024	HUB	1,093	-	1,093
USD	19,044	BRL	17,889	7/2/2024	HUB	1,155	-	1,155
USD	19,051	BRL	17,889	7/2/2024	HUB	1,162	-	1,162
USD	19,038	BRL	17,889	7/2/2024	HUB	1,149	-	1,149
USD	18,962	BRL	17,889	7/2/2024	HUB	1,073	-	1,073
USD	18,926	BRL	17,889	7/2/2024	HUB	1,037	-	1,037
USD	18,905	BRL	17,889	7/2/2024	HUB	1,016	-	1,016
USD	18,887	BRL	17,889	7/2/2024	HUB	998	-	998
USD	18,869	BRL	17,889	7/2/2024	HUB	980	-	980
USD	18,871	BRL	17,889	7/2/2024	HUB	982	-	982
USD	19,299	BRL	17,889	7/2/2024	HUB	1,410	-	1,410
USD	19,349	BRL	17,889	7/2/2024	HUB	1,460	-	1,460
USD	19,294	BRL	17,889	7/2/2024	HUB	1,405	-	1,405
USD	19,296	BRL	17,889	7/2/2024	HUB	1,407	-	1,407
USD	19,392	BRL	17,889	7/2/2024	HUB	1,503	-	1,503
USD	19,336	BRL	17,889	7/2/2024	HUB	1,447	-	1,447
USD	19,355	BRL	17,889	7/2/2024	HUB	1,466	-	1,466
USD	19,297	BRL	17,889	7/2/2024	HUB	1,408	-	1,408
USD	19,339	BRL	17,889	7/2/2024	HUB	1,450	-	1,450
USD	19,446	BRL	17,889	7/2/2024	HUB	1,557	-	1,557
USD	19,262	BRL	17,889	7/2/2024	HUB	1,373	-	1,373
USD	19,402	BRL	17,889	7/2/2024	HUB	1,513	-	1,513
USD	19,189	BRL	17,889	7/2/2024	HUB	1,300	-	1,300
USD	19,038	BRL	17,889	7/2/2024	HUB	1,149	-	1,149
USD	19,038	BRL	17,889	7/2/2024	HUB	1,149	-	1,149
USD	19,009	BRL	17,889	7/2/2024	HUB	1,120	-	1,120
USD	18,971	BRL	17,889	7/2/2024	HUB	1,082	-	1,082
USD	18,970	BRL	17,889	7/2/2024	HUB	1,081	-	1,081
USD	19,091	BRL	17,889	7/2/2024	HUB	1,202	-	1,202
USD	19,045	BRL	17,889	7/2/2024	HUB	1,156	-	1,156
USD	15,516	BRL	14,657	7/2/2024	HUB	859	-	859
USD	12,029	BRL	11,349	7/2/2024	HUB	680	-	680
USD	10,353	BRL	9,772	7/2/2024	HUB	581	-	581
CNH	68,534	USD	69,075	7/9/2024	HUB	-	(541)	(541)
CNH	68,534	USD	69,156	7/9/2024	HUB	-	(622)	(622)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	207,204	CNH	205,602	7/9/2024	HUB	$1,602	$-	$1,602
USD	69,018	CNH	68,534	7/9/2024	HUB	484	-	484
USD	68,959	CNH	68,534	7/9/2024	HUB	425	-	425
USD	69,056	CNH	68,534	7/9/2024	HUB	522	-	522
USD	69,057	CNH	68,534	7/9/2024	HUB	523	-	523
USD	69,058	CNH	68,534	7/9/2024	HUB	524	-	524
USD	69,061	CNH	68,534	7/9/2024	HUB	527	-	527
USD	69,061	CNH	68,534	7/9/2024	HUB	527	-	527
USD	69,062	CNH	68,534	7/9/2024	HUB	528	-	528
USD	69,063	CNH	68,534	7/9/2024	HUB	529	-	529
USD	69,068	CNH	68,534	7/9/2024	HUB	534	-	534
USD	69,070	CNH	68,534	7/9/2024	HUB	536	-	536
USD	69,058	CNH	68,534	7/9/2024	HUB	524	-	524
USD	69,057	CNH	68,534	7/9/2024	HUB	523	-	523
USD	69,058	CNH	68,534	7/9/2024	HUB	524	-	524
USD	69,060	CNH	68,534	7/9/2024	HUB	526	-	526
USD	69,057	CNH	68,534	7/9/2024	HUB	523	-	523
USD	69,034	CNH	68,534	7/9/2024	HUB	500	-	500
USD	69,045	CNH	68,534	7/9/2024	HUB	511	-	511
USD	69,043	CNH	68,534	7/9/2024	HUB	509	-	509
USD	69,026	CNH	68,534	7/9/2024	HUB	492	-	492
USD	69,019	CNH	68,534	7/9/2024	HUB	485	-	485
GBP	39,754	AUD	40,330	7/17/2024	HUB	-	(576)	(576)
AUD	63,346	GBP	63,211	7/17/2024	HUB	135	-	135
AUD	63,364	GBP	63,211	7/17/2024	HUB	153	-	153
AUD	63,391	GBP	63,211	7/17/2024	HUB	180	-	180
AUD	63,532	GBP	63,211	7/17/2024	HUB	321	-	321
AUD	63,547	GBP	63,211	7/17/2024	HUB	336	-	336
AUD	63,553	GBP	63,211	7/17/2024	HUB	342	-	342
AUD	63,562	GBP	63,210	7/17/2024	HUB	352	-	352
AUD	63,637	GBP	63,211	7/17/2024	HUB	426	-	426
AUD	63,906	GBP	63,211	7/17/2024	HUB	695	-	695
GBP	79,509	AUD	80,609	7/17/2024	HUB	-	(1,100)	(1,100)
GBP	79,784	AUD	80,923	7/17/2024	HUB	-	(1,139)	(1,139)
AUD	126,474	GBP	126,421	7/17/2024	HUB	53	-	53
AUD	126,540	GBP	126,421	7/17/2024	HUB	119	-	119
GBP	147,619	AUD	149,720	7/17/2024	HUB	-	(2,101)	(2,101)
GBP	159,018	AUD	161,269	7/17/2024	HUB	-	(2,251)	(2,251)
USD	72,776	KRW	72,709	7/17/2024	HUB	67	-	67
USD	72,462	KRW	72,709	7/17/2024	HUB	-	(247)	(247)
USD	72,522	KRW	72,709	7/17/2024	HUB	-	(187)	(187)
USD	73,990	KRW	72,709	7/17/2024	HUB	1,281	-	1,281
USD	73,129	KRW	72,709	7/17/2024	HUB	420	-	420
USD	73,131	KRW	72,709	7/17/2024	HUB	422	-	422
USD	62,517	KRW	61,905	7/17/2024	HUB	612	-	612
USD	10,911	KRW	10,804	7/17/2024	HUB	107	-	107
PLN	13	USD	13	7/18/2024	HUB	-	-	-
JPY	68	USD	69	7/18/2024	HUB	-	(1)	(1)
PLN	86	USD	86	7/18/2024	HUB	-	-	-
JPY	150	USD	150	7/18/2024	HUB	-	-	-
JPY	169	USD	176	7/18/2024	HUB	-	(7)	(7)
JPY	198	USD	198	7/18/2024	HUB	-	-	-
AUD	201	USD	201	7/18/2024	HUB	-	-	-
AUD	240	USD	238	7/18/2024	HUB	2	-	2
CAD	241	USD	242	7/18/2024	HUB	-	(1)	(1)
JPY	320	USD	325	7/18/2024	HUB	-	(5)	(5)
CAD	478	USD	478	7/18/2024	HUB	-	-	-
AUD	624	USD	625	7/18/2024	HUB	-	(1)	(1)
EUR	287,229	USD	287,245	7/18/2024	HUB	-	(16)	(16)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	523,276	EUR	520,871	7/18/2024	HUB	$2,405	$-	$2,405
USD	293,276	EUR	292,588	7/18/2024	HUB	688	-	688
USD	291,890	JPY	289,079	7/18/2024	HUB	2,811	-	2,811
USD	72,680	CAD	73,124	7/18/2024	HUB	-	(444)	(444)
USD	754	AUD	758	7/18/2024	HUB	-	(4)	(4)
USD	447	JPY	437	7/18/2024	HUB	10	-	10
USD	381	PLN	384	7/18/2024	HUB	-	(3)	(3)
USD	273	CAD	273	7/18/2024	HUB	-	-	-
USD	232	AUD	233	7/18/2024	HUB	-	(1)	(1)
USD	182	AUD	184	7/18/2024	HUB	-	(2)	(2)
USD	170	PLN	171	7/18/2024	HUB	-	(1)	(1)
USD	145	CAD	145	7/18/2024	HUB	-	-	-
USD	92	AUD	92	7/18/2024	HUB	-	-	-
USD	9	PLN	9	7/18/2024	HUB	-	-	-
CNY	137,910	USD	140,548	7/22/2024	HUB	-	(2,638)	(2,638)
USD	122,794	CNY	120,508	7/22/2024	HUB	2,286	-	2,286
USD	17,732	CNY	17,402	7/22/2024	HUB	330	-	330
USD	43,114	PHP	42,653	7/23/2024	HUB	461	-	461
EUR	107,206	USD	109,015	7/24/2024	HUB	-	(1,809)	(1,809)
EUR	107,206	USD	108,291	7/24/2024	HUB	-	(1,085)	(1,085)
EUR	107,206	USD	109,011	7/24/2024	HUB	-	(1,805)	(1,805)
USD	448,416	EUR	444,299	7/24/2024	HUB	4,117	-	4,117
USD	308,938	EUR	306,141	7/24/2024	HUB	2,797	-	2,797
USD	107,194	EUR	107,206	7/24/2024	HUB	-	(12)	(12)
USD	107,134	EUR	107,206	7/24/2024	HUB	-	(72)	(72)
USD	107,083	EUR	107,206	7/24/2024	HUB	-	(123)	(123)
USD	107,893	EUR	107,206	7/24/2024	HUB	687	-	687
USD	107,651	EUR	107,206	7/24/2024	HUB	445	-	445
USD	108,223	EUR	107,206	7/24/2024	HUB	1,017	-	1,017
USD	107,454	EUR	107,206	7/24/2024	HUB	248	-	248
USD	107,493	EUR	107,206	7/24/2024	HUB	287	-	287
USD	101,743	EUR	100,466	7/24/2024	HUB	1,277	-	1,277
USD	6,825	EUR	6,740	7/24/2024	HUB	85	-	85
BRL	17,823	USD	18,386	8/2/2024	HUB	-	(563)	(563)
USD	511,758	KRW	509,406	8/2/2024	HUB	2,352	-	2,352
USD	69,011	BRL	66,838	8/2/2024	HUB	2,173	-	2,173
USD	69,085	BRL	66,838	8/2/2024	HUB	2,247	-	2,247
USD	68,815	BRL	66,838	8/2/2024	HUB	1,977	-	1,977
USD	69,228	BRL	66,838	8/2/2024	HUB	2,390	-	2,390
USD	64,397	BRL	62,382	8/2/2024	HUB	2,015	-	2,015
USD	64,512	BRL	62,382	8/2/2024	HUB	2,130	-	2,130
USD	64,444	BRL	62,382	8/2/2024	HUB	2,062	-	2,062
USD	64,477	BRL	62,382	8/2/2024	HUB	2,095	-	2,095
USD	65,358	BRL	61,856	8/2/2024	HUB	3,502	-	3,502
USD	47,689	BRL	45,085	8/2/2024	HUB	2,604	-	2,604
USD	17,971	BRL	17,823	8/2/2024	HUB	148	-	148
USD	18,328	BRL	17,823	8/2/2024	HUB	505	-	505
USD	18,295	BRL	17,823	8/2/2024	HUB	472	-	472
USD	18,273	BRL	17,823	8/2/2024	HUB	450	-	450
USD	18,295	BRL	17,823	8/2/2024	HUB	472	-	472
USD	18,130	BRL	17,823	8/2/2024	HUB	307	-	307
USD	18,027	BRL	17,823	8/2/2024	HUB	204	-	204
USD	18,008	BRL	17,823	8/2/2024	HUB	185	-	185
USD	17,907	BRL	17,823	8/2/2024	HUB	84	-	84
USD	18,828	BRL	17,823	8/2/2024	HUB	1,005	-	1,005
USD	18,798	BRL	17,823	8/2/2024	HUB	975	-	975
USD	18,833	BRL	17,823	8/2/2024	HUB	1,010	-	1,010
USD	18,789	BRL	17,823	8/2/2024	HUB	966	-	966
USD	18,106	BRL	17,823	8/2/2024	HUB	283	-	283

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	18,795	BRL	17,823	8/2/2024	HUB	$972	$-	$972
USD	18,893	BRL	17,823	8/2/2024	HUB	1,070	-	1,070
USD	18,823	BRL	17,823	8/2/2024	HUB	1,000	-	1,000
USD	18,848	BRL	17,823	8/2/2024	HUB	1,025	-	1,025
USD	18,559	BRL	17,823	8/2/2024	HUB	736	-	736
USD	18,349	BRL	17,823	8/2/2024	HUB	526	-	526
USD	18,410	BRL	17,823	8/2/2024	HUB	587	-	587
USD	18,473	BRL	17,823	8/2/2024	HUB	650	-	650
USD	18,396	BRL	17,823	8/2/2024	HUB	573	-	573
USD	18,393	BRL	17,823	8/2/2024	HUB	570	-	570
USD	18,411	BRL	17,823	8/2/2024	HUB	588	-	588
USD	18,572	BRL	17,823	8/2/2024	HUB	749	-	749
CLP	53,120	USD	54,177	8/5/2024	HUB	-	(1,057)	(1,057)
CLP	53,120	USD	54,257	8/5/2024	HUB	-	(1,137)	(1,137)
CLP	53,120	USD	54,831	8/5/2024	HUB	-	(1,711)	(1,711)
CLP	53,120	USD	55,446	8/5/2024	HUB	-	(2,326)	(2,326)
CLP	53,120	USD	56,420	8/5/2024	HUB	-	(3,300)	(3,300)
USD	110,126	CLP	106,239	8/5/2024	HUB	3,887	-	3,887
USD	54,024	CLP	53,120	8/5/2024	HUB	904	-	904
USD	53,157	CLP	53,120	8/5/2024	HUB	37	-	37
USD	53,519	CLP	53,120	8/5/2024	HUB	399	-	399
USD	587,000	KRW	582,308	8/6/2024	HUB	4,692	-	4,692
JPY	63,776	AUD	66,775	8/7/2024	HUB	-	(2,999)	(2,999)
AUD	66,775	JPY	64,477	8/7/2024	HUB	2,298	-	2,298
AUD	66,775	JPY	66,529	8/7/2024	HUB	246	-	246
AUD	81,772	JPY	78,516	8/7/2024	HUB	3,256	-	3,256
AUD	165,839	JPY	159,246	8/7/2024	HUB	6,593	-	6,593
AUD	286,587	JPY	275,123	8/7/2024	HUB	11,464	-	11,464
COP	10,242	USD	10,900	8/8/2024	HUB	-	(658)	(658)
COP	10,242	USD	10,893	8/8/2024	HUB	-	(651)	(651)
COP	27,411	USD	29,136	8/8/2024	HUB	-	(1,725)	(1,725)
USD	50,017	COP	47,895	8/8/2024	HUB	2,122	-	2,122
EUR	3,203	PLN	3,217	8/12/2024	HUB	-	(14)	(14)
PLN	70,856	EUR	71,328	8/12/2024	HUB	-	(472)	(472)
EUR	104,100	PLN	104,532	8/12/2024	HUB	-	(432)	(432)
CHF	106,408	EUR	107,302	8/12/2024	HUB	-	(894)	(894)
CHF	106,494	EUR	107,303	8/12/2024	HUB	-	(809)	(809)
PLN	107,269	EUR	107,303	8/12/2024	HUB	-	(34)	(34)
EUR	107,303	CHF	108,849	8/12/2024	HUB	-	(1,546)	(1,546)
EUR	107,303	PLN	108,000	8/12/2024	HUB	-	(697)	(697)
EUR	107,303	PLN	108,227	8/12/2024	HUB	-	(924)	(924)
EUR	107,303	PLN	107,267	8/12/2024	HUB	36	-	36
CHF	107,508	EUR	107,303	8/12/2024	HUB	205	-	205
CHF	107,572	EUR	107,303	8/12/2024	HUB	269	-	269
PLN	107,770	EUR	107,303	8/12/2024	HUB	467	-	467
CHF	107,905	EUR	107,302	8/12/2024	HUB	603	-	603
CHF	107,931	EUR	107,303	8/12/2024	HUB	628	-	628
CHF	107,940	EUR	107,303	8/12/2024	HUB	637	-	637
CHF	107,985	EUR	107,302	8/12/2024	HUB	683	-	683
CHF	108,104	EUR	107,303	8/12/2024	HUB	801	-	801
CHF	108,116	EUR	107,303	8/12/2024	HUB	813	-	813
CHF	108,462	EUR	107,302	8/12/2024	HUB	1,160	-	1,160
CHF	108,884	EUR	107,303	8/12/2024	HUB	1,581	-	1,581
PLN	184,927	EUR	186,075	8/12/2024	HUB	-	(1,148)	(1,148)
PLN	277,415	EUR	279,111	8/12/2024	HUB	-	(1,696)	(1,696)
EUR	592,029	CHF	604,309	8/12/2024	HUB	-	(12,280)	(12,280)
EUR	695,604	CHF	709,859	8/12/2024	HUB	-	(14,255)	(14,255)
USD	68,911	CNH	68,713	8/14/2024	HUB	198	-	198
USD	341,262	PHP	341,171	8/16/2024	HUB	91	-	91

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	63,226	USD	63,588	8/19/2024	HUB	$-	$(362)	$(362)
GBP	63,226	USD	63,890	8/19/2024	HUB	-	(664)	(664)
GBP	82,209	USD	82,512	8/19/2024	HUB	-	(303)	(303)
GBP	126,452	USD	127,202	8/19/2024	HUB	-	(750)	(750)
GBP	126,452	USD	127,978	8/19/2024	HUB	-	(1,526)	(1,526)
GBP	126,452	USD	127,937	8/19/2024	HUB	-	(1,485)	(1,485)
GBP	126,452	USD	127,845	8/19/2024	HUB	-	(1,393)	(1,393)
GBP	189,677	USD	191,066	8/19/2024	HUB	-	(1,389)	(1,389)
GBP	189,677	USD	191,125	8/19/2024	HUB	-	(1,448)	(1,448)
GBP	360,372	USD	361,750	8/19/2024	HUB	-	(1,378)	(1,378)
USD	63,302	GBP	63,226	8/19/2024	HUB	76	-	76
USD	63,320	GBP	63,226	8/19/2024	HUB	94	-	94
USD	63,229	GBP	63,226	8/19/2024	HUB	3	-	3
USD	63,294	GBP	63,226	8/19/2024	HUB	68	-	68
USD	63,197	GBP	63,226	8/19/2024	HUB	-	(29)	(29)
USD	63,228	GBP	63,226	8/19/2024	HUB	2	-	2
USD	63,278	GBP	63,226	8/19/2024	HUB	52	-	52
USD	63,384	GBP	63,226	8/19/2024	HUB	158	-	158
USD	63,369	GBP	63,226	8/19/2024	HUB	143	-	143
NZD	648	USD	650	8/20/2024	HUB	-	(2)	(2)
NZD	35,822	USD	35,847	8/20/2024	HUB	-	(25)	(25)
NZD	44,282	USD	44,282	8/20/2024	HUB	-	-	-
NZD	45,338	USD	45,340	8/20/2024	HUB	-	(2)	(2)
NZD	53,733	USD	53,726	8/20/2024	HUB	7	-	7
NZD	60,262	USD	60,409	8/20/2024	HUB	-	(147)	(147)
NZD	60,911	USD	61,294	8/20/2024	HUB	-	(383)	(383)
NZD	60,911	USD	61,936	8/20/2024	HUB	-	(1,025)	(1,025)
NZD	60,911	USD	61,810	8/20/2024	HUB	-	(899)	(899)
NZD	60,911	USD	61,861	8/20/2024	HUB	-	(950)	(950)
NZD	121,821	USD	123,833	8/20/2024	HUB	-	(2,012)	(2,012)
NZD	125,377	USD	125,475	8/20/2024	HUB	-	(98)	(98)
USD	72,195	KRW	72,845	8/20/2024	HUB	-	(650)	(650)
USD	72,472	KRW	72,845	8/20/2024	HUB	-	(373)	(373)
USD	61,155	NZD	60,911	8/20/2024	HUB	244	-	244
USD	60,925	NZD	60,911	8/20/2024	HUB	14	-	14
USD	61,276	NZD	60,911	8/20/2024	HUB	365	-	365
USD	58,234	KRW	58,787	8/20/2024	HUB	-	(553)	(553)
USD	43,362	NZD	43,137	8/20/2024	HUB	225	-	225
USD	42,211	KRW	42,615	8/20/2024	HUB	-	(404)	(404)
USD	29,942	KRW	30,231	8/20/2024	HUB	-	(289)	(289)
USD	17,865	NZD	17,774	8/20/2024	HUB	91	-	91
USD	13,927	KRW	14,058	8/20/2024	HUB	-	(131)	(131)
AUD	14,077	EUR	13,807	8/22/2024	HUB	270	-	270
AUD	51,768	EUR	51,246	8/22/2024	HUB	522	-	522
AUD	56,711	EUR	56,109	8/22/2024	HUB	602	-	602
JPY	62,636	USD	64,751	8/22/2024	HUB	-	(2,115)	(2,115)
JPY	62,636	USD	64,876	8/22/2024	HUB	-	(2,240)	(2,240)
JPY	62,636	USD	64,334	8/22/2024	HUB	-	(1,698)	(1,698)
JPY	62,636	USD	65,303	8/22/2024	HUB	-	(2,667)	(2,667)
JPY	62,636	USD	64,896	8/22/2024	HUB	-	(2,260)	(2,260)
JPY	62,636	USD	65,362	8/22/2024	HUB	-	(2,726)	(2,726)
JPY	62,636	USD	65,338	8/22/2024	HUB	-	(2,702)	(2,702)
JPY	62,636	USD	65,329	8/22/2024	HUB	-	(2,693)	(2,693)
JPY	62,636	USD	65,359	8/22/2024	HUB	-	(2,723)	(2,723)
JPY	62,636	USD	65,114	8/22/2024	HUB	-	(2,478)	(2,478)
JPY	62,636	USD	65,108	8/22/2024	HUB	-	(2,472)	(2,472)
CAD	73,182	USD	73,056	8/22/2024	HUB	126	-	126
CAD	73,182	USD	73,160	8/22/2024	HUB	22	-	22
CAD	73,182	USD	73,290	8/22/2024	HUB	-	(108)	(108)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CAD	73,182	USD	73,328	8/22/2024	HUB	$-	$(146)	$(146)
CAD	73,182	USD	73,430	8/22/2024	HUB	-	(248)	(248)
EUR	107,354	AUD	109,749	8/22/2024	HUB	-	(2,395)	(2,395)
AUD	107,749	EUR	107,354	8/22/2024	HUB	395	-	395
AUD	107,843	EUR	107,354	8/22/2024	HUB	489	-	489
AUD	108,206	EUR	107,355	8/22/2024	HUB	851	-	851
AUD	108,722	EUR	107,355	8/22/2024	HUB	1,367	-	1,367
AUD	642,703	EUR	630,319	8/22/2024	HUB	12,384	-	12,384
USD	734,502	CAD	736,892	8/22/2024	HUB	-	(2,390)	(2,390)
USD	713,979	JPY	693,394	8/22/2024	HUB	20,585	-	20,585
USD	715,681	JPY	693,394	8/22/2024	HUB	22,287	-	22,287
USD	605,136	JPY	586,718	8/22/2024	HUB	18,418	-	18,418
USD	589,730	JPY	571,961	8/22/2024	HUB	17,769	-	17,769
USD	494,770	JPY	480,042	8/22/2024	HUB	14,728	-	14,728
USD	428,059	CAD	429,444	8/22/2024	HUB	-	(1,385)	(1,385)
USD	384,961	JPY	373,366	8/22/2024	HUB	11,595	-	11,595
USD	369,375	CAD	370,493	8/22/2024	HUB	-	(1,118)	(1,118)
USD	329,561	JPY	320,028	8/22/2024	HUB	9,533	-	9,533
USD	274,992	JPY	266,690	8/22/2024	HUB	8,302	-	8,302
USD	219,791	JPY	213,352	8/22/2024	HUB	6,439	-	6,439
USD	207,249	JPY	201,144	8/22/2024	HUB	6,105	-	6,105
USD	172,258	JPY	167,066	8/22/2024	HUB	5,192	-	5,192
USD	146,400	CAD	146,365	8/22/2024	HUB	35	-	35
USD	145,748	CAD	146,365	8/22/2024	HUB	-	(617)	(617)
USD	143,232	JPY	141,390	8/22/2024	HUB	1,842	-	1,842
USD	125,627	JPY	125,272	8/22/2024	HUB	355	-	355
USD	128,960	JPY	125,272	8/22/2024	HUB	3,688	-	3,688
USD	127,424	JPY	124,842	8/22/2024	HUB	2,582	-	2,582
USD	117,877	JPY	117,031	8/22/2024	HUB	846	-	846
USD	104,296	JPY	103,438	8/22/2024	HUB	858	-	858
USD	94,389	JPY	92,649	8/22/2024	HUB	1,740	-	1,740
USD	93,575	JPY	91,384	8/22/2024	HUB	2,191	-	2,191
USD	86,447	JPY	84,885	8/22/2024	HUB	1,562	-	1,562
USD	85,156	JPY	84,471	8/22/2024	HUB	685	-	685
USD	74,372	JPY	73,010	8/22/2024	HUB	1,362	-	1,362
USD	71,394	JPY	70,878	8/22/2024	HUB	516	-	516
USD	69,938	JPY	67,917	8/22/2024	HUB	2,021	-	2,021
USD	62,624	JPY	62,636	8/22/2024	HUB	-	(12)	(12)
USD	64,250	JPY	62,636	8/22/2024	HUB	1,614	-	1,614
USD	64,318	JPY	62,636	8/22/2024	HUB	1,682	-	1,682
USD	47,128	JPY	46,518	8/22/2024	HUB	610	-	610
USD	36,632	CAD	36,825	8/22/2024	HUB	-	(193)	(193)
USD	34,693	JPY	33,888	8/22/2024	HUB	805	-	805
USD	19,297	CAD	19,397	8/22/2024	HUB	-	(100)	(100)
USD	16,865	CAD	16,960	8/22/2024	HUB	-	(95)	(95)
USD	439	JPY	430	8/22/2024	HUB	9	-	9
AUD	66,807	USD	66,734	8/26/2024	HUB	73	-	73
AUD	127,608	USD	126,324	8/26/2024	HUB	1,284	-	1,284
AUD	273,235	USD	270,413	8/26/2024	HUB	2,822	-	2,822
USD	66,236	AUD	66,807	8/26/2024	HUB	-	(571)	(571)
USD	66,028	AUD	66,807	8/26/2024	HUB	-	(779)	(779)
USD	66,395	AUD	66,807	8/26/2024	HUB	-	(412)	(412)
COP	47,656	USD	51,116	9/12/2024	HUB	-	(3,460)	(3,460)
USD	47,306	COP	47,656	9/12/2024	HUB	-	(350)	(350)
USD	52,935	CLP	53,104	9/23/2024	HUB	-	(169)	(169)
USD	52,616	CLP	53,104	9/23/2024	HUB	-	(488)	(488)
PLN	24,809	USD	25,298	10/8/2024	HUB	-	(489)	(489)
PLN	49,618	USD	50,792	10/8/2024	HUB	-	(1,174)	(1,174)
PLN	53,815	USD	54,775	10/8/2024	HUB	-	(960)	(960)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PLN	74,427	USD	76,003	10/8/2024	HUB	$-	$(1,576)	$(1,576)
PLN	99,236	USD	101,200	10/8/2024	HUB	-	(1,964)	(1,964)
PLN	124,045	USD	126,102	10/8/2024	HUB	-	(2,057)	(2,057)
PLN	148,854	USD	152,722	10/8/2024	HUB	-	(3,868)	(3,868)
PLN	194,276	USD	197,715	10/8/2024	HUB	-	(3,439)	(3,439)
USD	123,062	PLN	122,681	10/8/2024	HUB	381	-	381
USD	114,871	PLN	114,618	10/8/2024	HUB	253	-	253
USD	101,504	PLN	102,136	10/8/2024	HUB	-	(632)	(632)
USD	101,783	PLN	102,040	10/8/2024	HUB	-	(257)	(257)
USD	98,603	PLN	99,236	10/8/2024	HUB	-	(633)	(633)
USD	71,885	PLN	73,070	10/8/2024	HUB	-	(1,185)	(1,185)
USD	53,054	PLN	53,853	10/8/2024	HUB	-	(799)	(799)
USD	49,567	PLN	49,618	10/8/2024	HUB	-	(51)	(51)
USD	46,407	PLN	47,121	10/8/2024	HUB	-	(714)	(714)
USD	46,430	PLN	47,121	10/8/2024	HUB	-	(691)	(691)
USD	46,658	PLN	46,815	10/8/2024	HUB	-	(157)	(157)
USD	46,409	PLN	46,718	10/8/2024	HUB	-	(309)	(309)
USD	34,318	PLN	34,237	10/8/2024	HUB	81	-	81
USD	26,522	PLN	26,926	10/8/2024	HUB	-	(404)	(404)
USD	1,369	PLN	1,364	10/8/2024	HUB	5	-	5
CHF	3,970	USD	3,967	7/1/2024	NWM	3	-	3
ILS	17,492	USD	17,585	7/1/2024	NWM	-	(93)	(93)
ZAR	27,482	USD	27,260	7/1/2024	NWM	222	-	222
ILS	114,881	USD	115,480	7/1/2024	NWM	-	(599)	(599)
CHF	218,635	USD	218,474	7/1/2024	NWM	161	-	161
USD	132,953	ILS	132,373	7/1/2024	NWM	580	-	580
USD	111,403	CHF	111,303	7/1/2024	NWM	100	-	100
USD	111,349	CHF	111,303	7/1/2024	NWM	46	-	46
USD	27,132	ZAR	27,482	7/1/2024	NWM	-	(350)	(350)
USD	111,235	CHF	111,303	7/2/2024	NWM	-	(68)	(68)
USD	26,991	HUF	27,114	7/2/2024	NWM	-	(123)	(123)
JPY	105,202	EUR	107,134	7/10/2024	NWM	-	(1,932)	(1,932)
EUR	107,135	JPY	105,760	7/10/2024	NWM	1,375	-	1,375
EUR	121,412	JPY	118,978	7/10/2024	NWM	2,434	-	2,434
EUR	176,483	JPY	172,898	7/10/2024	NWM	3,585	-	3,585
EUR	237,778	JPY	232,840	7/10/2024	NWM	4,938	-	4,938
SEK	106,112	EUR	107,170	7/17/2024	NWM	-	(1,058)	(1,058)
SEK	106,783	EUR	107,170	7/17/2024	NWM	-	(387)	(387)
EUR	107,170	SEK	108,854	7/17/2024	NWM	-	(1,684)	(1,684)
HUF	243	USD	245	7/18/2024	NWM	-	(2)	(2)
USD	380	HUF	379	7/18/2024	NWM	1	-	1
USD	201	HUF	202	7/18/2024	NWM	-	(1)	(1)
EUR	107,206	GBP	107,745	7/24/2024	NWM	-	(539)	(539)
GBP	244,796	EUR	243,487	7/24/2024	NWM	1,309	-	1,309
GBP	470,818	EUR	468,245	7/24/2024	NWM	2,573	-	2,573
GBP	793,195	EUR	789,147	7/24/2024	NWM	4,048	-	4,048
CHF	35,846	USD	36,016	8/6/2024	NWM	-	(170)	(170)
CHF	46,078	USD	46,642	8/6/2024	NWM	-	(564)	(564)
CHF	52,104	USD	52,608	8/6/2024	NWM	-	(504)	(504)
CHF	54,814	USD	54,752	8/6/2024	NWM	62	-	62
CHF	59,667	USD	60,243	8/6/2024	NWM	-	(576)	(576)
CHF	65,694	USD	66,492	8/6/2024	NWM	-	(798)	(798)
CHF	94,800	USD	95,740	8/6/2024	NWM	-	(940)	(940)
CHF	102,289	USD	103,329	8/6/2024	NWM	-	(1,040)	(1,040)
CHF	111,771	USD	111,557	8/6/2024	NWM	214	-	214
CHF	111,771	USD	112,065	8/6/2024	NWM	-	(294)	(294)
CHF	111,771	USD	113,713	8/6/2024	NWM	-	(1,942)	(1,942)
CHF	168,729	USD	168,552	8/6/2024	NWM	177	-	177
CHF	179,005	USD	180,780	8/6/2024	NWM	-	(1,775)	(1,775)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CHF	182,763	USD	184,439	8/6/2024	NWM	$-	$(1,676)	$(1,676)
CHF	299,468	USD	301,182	8/6/2024	NWM	-	(1,714)	(1,714)
USD	832,460	CHF	841,472	8/6/2024	NWM	-	(9,012)	(9,012)
USD	647,683	CHF	654,480	8/6/2024	NWM	-	(6,797)	(6,797)
USD	462,274	CHF	467,484	8/6/2024	NWM	-	(5,210)	(5,210)
USD	404,950	CHF	409,517	8/6/2024	NWM	-	(4,567)	(4,567)
USD	219,416	CHF	219,556	8/6/2024	NWM	-	(140)	(140)
USD	177,951	CHF	177,375	8/6/2024	NWM	576	-	576
USD	132,901	CHF	132,674	8/6/2024	NWM	227	-	227
USD	91,025	CHF	90,869	8/6/2024	NWM	156	-	156
USD	85,149	CHF	86,018	8/6/2024	NWM	-	(869)	(869)
USD	61,985	CHF	61,555	8/6/2024	NWM	430	-	430
USD	50,591	CHF	50,217	8/6/2024	NWM	374	-	374
USD	46,321	CHF	46,168	8/6/2024	NWM	153	-	153
USD	3,984	CHF	3,987	8/6/2024	NWM	-	(3)	(3)
PEN	31,895	USD	32,978	8/14/2024	NWM	-	(1,083)	(1,083)
PEN	33,149	USD	34,275	8/14/2024	NWM	-	(1,126)	(1,126)
USD	65,226	PEN	65,044	8/14/2024	NWM	182	-	182
USD	66,507	PEN	65,044	8/14/2024	NWM	1,463	-	1,463
EUR	16,908	HUF	17,038	8/28/2024	NWM	-	(130)	(130)
EUR	90,477	HUF	91,179	8/28/2024	NWM	-	(702)	(702)
EUR	107,385	HUF	106,023	8/28/2024	NWM	1,362	-	1,362
EUR	107,385	HUF	107,005	8/28/2024	NWM	380	-	380
EUR	107,385	HUF	107,651	8/28/2024	NWM	-	(266)	(266)
EUR	107,385	HUF	106,311	8/28/2024	NWM	1,074	-	1,074
HUF	184,157	EUR	186,338	8/28/2024	NWM	-	(2,181)	(2,181)
HUF	194,218	EUR	196,837	8/28/2024	NWM	-	(2,619)	(2,619)
HUF	257,691	EUR	261,136	8/28/2024	NWM	-	(3,445)	(3,445)
USD	184,567	ILS	181,454	9/16/2024	NWM	3,113	-	3,113
USD	161,491	ILS	158,772	9/16/2024	NWM	2,719	-	2,719
USD	135,449	ILS	132,814	9/16/2024	NWM	2,635	-	2,635
USD	115,867	ILS	115,264	9/16/2024	NWM	603	-	603
USD	59,228	ILS	58,217	9/16/2024	NWM	1,011	-	1,011
USD	17,645	ILS	17,550	9/16/2024	NWM	95	-	95
ZAR	15,839	USD	15,236	9/27/2024	NWM	603	-	603
ZAR	23,955	USD	23,611	9/27/2024	NWM	344	-	344
ZAR	27,303	USD	26,946	9/27/2024	NWM	357	-	357
ZAR	27,303	USD	27,511	9/27/2024	NWM	-	(208)	(208)
ZAR	27,303	USD	27,143	9/27/2024	NWM	160	-	160
ZAR	27,303	USD	26,954	9/27/2024	NWM	349	-	349
ZAR	50,294	USD	50,102	9/27/2024	NWM	192	-	192
ZAR	60,353	USD	60,122	9/27/2024	NWM	231	-	231
ZAR	68,257	USD	68,891	9/27/2024	NWM	-	(634)	(634)
ZAR	68,257	USD	68,922	9/27/2024	NWM	-	(665)	(665)
ZAR	80,471	USD	80,179	9/27/2024	NWM	292	-	292
ZAR	81,908	USD	82,740	9/27/2024	NWM	-	(832)	(832)
ZAR	107,935	USD	104,275	9/27/2024	NWM	3,660	-	3,660
ZAR	112,558	USD	110,871	9/27/2024	NWM	1,687	-	1,687
ZAR	117,658	USD	113,477	9/27/2024	NWM	4,181	-	4,181
ZAR	156,877	USD	150,773	9/27/2024	NWM	6,104	-	6,104
ZAR	176,487	USD	169,962	9/27/2024	NWM	6,525	-	6,525
ZAR	178,341	USD	172,065	9/27/2024	NWM	6,276	-	6,276
ZAR	215,706	USD	207,992	9/27/2024	NWM	7,714	-	7,714
ZAR	232,474	USD	224,507	9/27/2024	NWM	7,967	-	7,967
USD	26,643	ZAR	27,303	9/27/2024	NWM	-	(660)	(660)
USD	26,496	ZAR	27,303	9/27/2024	NWM	-	(807)	(807)
USD	26,524	ZAR	27,303	9/27/2024	NWM	-	(779)	(779)
USD	26,429	ZAR	27,303	9/27/2024	NWM	-	(874)	(874)
USD	26,434	ZAR	27,303	9/27/2024	NWM	-	(869)	(869)

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	26,274	ZAR	27,303	9/27/2024	NWM	$-	$(1,029)	$(1,029)
USD	26,169	ZAR	27,303	9/27/2024	NWM	-	(1,134)	(1,134)
USD	26,254	ZAR	27,303	9/27/2024	NWM	-	(1,049)	(1,049)
USD	26,246	ZAR	27,303	9/27/2024	NWM	-	(1,057)	(1,057)
USD	26,131	ZAR	27,303	9/27/2024	NWM	-	(1,172)	(1,172)
USD	26,227	ZAR	27,303	9/27/2024	NWM	-	(1,076)	(1,076)
USD	26,214	ZAR	27,303	9/27/2024	NWM	-	(1,089)	(1,089)
USD	26,125	ZAR	27,303	9/27/2024	NWM	-	(1,178)	(1,178)
USD	26,124	ZAR	27,303	9/27/2024	NWM	-	(1,179)	(1,179)
USD	26,118	ZAR	27,303	9/27/2024	NWM	-	(1,185)	(1,185)
USD	26,103	ZAR	27,303	9/27/2024	NWM	-	(1,200)	(1,200)
USD	26,346	ZAR	27,303	9/27/2024	NWM	-	(957)	(957)
USD	26,291	ZAR	27,303	9/27/2024	NWM	-	(1,012)	(1,012)
USD	26,246	ZAR	27,303	9/27/2024	NWM	-	(1,057)	(1,057)
USD	26,439	ZAR	27,303	9/27/2024	NWM	-	(864)	(864)
USD	26,513	ZAR	27,303	9/27/2024	NWM	-	(790)	(790)
HUF	8,901	USD	9,116	10/9/2024	NWM	-	(215)	(215)
HUF	27,024	USD	27,639	10/9/2024	NWM	-	(615)	(615)
HUF	72,172	USD	73,892	10/9/2024	NWM	-	(1,720)	(1,720)
HUF	135,122	USD	138,208	10/9/2024	NWM	-	(3,086)	(3,086)
USD	54,596	HUF	54,049	10/9/2024	NWM	547	-	547
USD	53,585	HUF	54,049	10/9/2024	NWM	-	(464)	(464)
USD	26,902	HUF	27,024	10/9/2024	NWM	-	(122)	(122)
USD	27,815	HUF	27,024	10/9/2024	NWM	791	-	791
USD	27,763	HUF	27,024	10/9/2024	NWM	739	-	739
USD	27,159	HUF	27,024	10/9/2024	NWM	135	-	135
USD	27,217	HUF	27,024	10/9/2024	NWM	193	-	193
USD	26,916	HUF	27,024	10/9/2024	NWM	-	(108)	(108)
USD	26,944	HUF	27,024	10/9/2024	NWM	-	(80)	(80)
EUR	428,701	USD	436,096	7/18/2024	SSB	-	(7,395)	(7,395)
EUR	535,876	USD	536,013	7/18/2024	SSB	-	(137)	(137)
USD	1,711,599	EUR	1,702,382	7/18/2024	SSB	9,217	-	9,217
USD	1,305,122	GBP	1,296,428	7/18/2024	SSB	8,694	-	8,694

						$576,407	$(460,567)	$115,840

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
CBK	Citibank NA
HUB	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
NWM	NatWest Markets PLC
SSB	State Street Bank & Trust Co.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
CNH	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
INR	Indian Rupee
ILS	Instrument Landing System
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand dollar
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Bath
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
BBUXALC	Bloomberg Commodity ex-Agriculture and Livestock Capped Index.
CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Nifty 50	National stock exchange FIFTY.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
Russell 2000	U.S. Small-Cap Stock Market Index.
S&P/TSX	Canadian Equity Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Exchange Abbreviations:
ASX	Australian Securities Exchange.
CME	Chicago Mercantile Exchange.
Eurex	European Derivatives Exchange.
Euronext	European New Exchange Technology.
FinEx	Financial Instruments Exchange.
HKG	Hong Kong Exchange.
ICE	Intercontinental Exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korean Exchange.
LME	London Metal Exchange.
MDE	Malaysian Derivative Exchange.
MGE	Minneapolis Grain Exchange.
NSE	National Stock Exchange.
NYMEX	New York Mercantile Exchange.
OML	OMLX:London Securities & Derivative Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.
WCE	Winnipeg Commodity Exchange.

Other Abbreviations:
BTP	Buoni del Tesoro Poliennali.
Bobl	Medium term debt that is issued by the Federal Republic of Germany.
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
CBOT	Chicago Board of Trade.
CDX	Credit Default Swap Index.
COMEX	The Commodity Exchange Inc.
CSC	CEI: Coffee, Sugar and Cocoa
CTN	Cotton.
ESG	Environmental, Social, Governance.
EURIBOR	Euro Interbank Offered Rate.
GILT	Bank of England Bonds.
IFSC	International Financial Services Centre.
KCBT	The Kansas City Board of Trade.
LIBOR	London Interbank Offered Rate.
NYBOT	New York Board of Trade.
OAT	Obligations Assimilables du Trésor.
OTC	Over-the-Counter.
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending.
SCHATZ	Short-dated equivalent of the Bobl and Bund futures.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2024, the investments were classified as described below:

AHL Multi-Alternatives Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations	$-	$1,745,926	$-	$1,745,926
U.S. Treasury Obligations	-	2,495,401	-	2,495,401
Short-Term Investments	-	29,334,961	-	29,334,961

Total Investments in Securities - Assets	$-	$33,576,288	$-	$33,576,288

Financial Derivative Instruments - Assets
Futures Contracts	$357,657	$-	$-	$357,657
Forward Foreign Currency Contracts	-	576,407	-	576,407

Total Financial Derivative Instruments - Assets	$357,657	$576,407	$-	$934,064

Financial Derivative Instruments - Liabilities
Futures Contracts	$(327,168)	$-	$-	$(327,168)
Swap Contract Agreements	-	(51,306)	-	(51,306)
Forward Foreign Currency Contracts	-	(460,567)	-	(460,567)

Total Financial Derivative Instruments - Liabilities	$(327,168)	$(511,873)	$-	$(839,041)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN SOVEREIGN OBLIGATIONS - 7.89%
French Republic Government Bonds OAT,
0.600%, Due 7/25/2034A B C	EUR	2,716,900	$2,773,703
0.100%, Due 7/25/2031, Series OATEA B C	EUR	3,588,150	3,619,468
U.K. Inflation-Linked Gilts,
1.250%, Due 11/22/2032B C	GBP	7,977,645	10,720,669
0.750%, Due 11/22/2033B C	GBP	4,136,400	5,299,985
0.125%, Due 3/22/2051B C	GBP	2,617,600	2,372,420

Total Foreign Sovereign Obligations (Cost $25,175,870)			24,786,245

U.S. TREASURY OBLIGATIONS - 12.91%
U.S. Treasury Inflation-Indexed Bonds,
1.500%, Due 2/15/2053C		$1,582,020	1,339,701
2.125%, Due 2/15/2054C		1,021,520	1,001,125
U.S. Treasury Inflation-Indexed Notes,
2.375%, Due 10/15/2028C		11,259,050	11,409,196
2.125%, Due 4/15/2029C		7,095,060	7,106,535
1.375%, Due 7/15/2033C		9,806,565	9,277,668
1.750%, Due 1/15/2034C		10,708,950	10,414,772

Total U.S. Treasury Obligations (Cost $40,505,131)			40,548,997

SHORT-TERM INVESTMENTS - 67.80%

U.S. Treasury Obligations - 67.80%
U.S. Treasury Bills,
5.300%, Due 7/25/2024		35,000,000	34,878,083
5.301%, Due 8/15/2024D		15,000,000	14,902,111
5.350%, Due 10/3/2024D		67,000,000	66,094,663
5.369%, Due 10/24/2024D		8,000,000	7,867,392
5.363%, Due 11/7/2024		40,000,000	39,258,967
5.346%, Due 11/21/2024D		40,000,000	39,183,311
5.345%, Due 12/5/2024D		11,000,000	10,753,663

Total Short-Term Investments (Cost $212,944,514)			212,938,190

TOTAL INVESTMENTS - 88.60% (Cost $278,625,515)			278,273,432
OTHER ASSETS, NET OF LIABILITIES - 11.40%			35,816,144

TOTAL NET ASSETS - 100.00%			$314,089,576

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $6,393,171 or 2.04% of net assets. The Fund has no right to demand registration of these securities.

B Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C Inflation-Indexed Note.

D All or a portion represents positions held by the American Beacon Cayman TargetRisk Company, Ltd.

Long Futures Contracts Open on June 30, 2024:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Borsa Italiana FTSE/MIB Index Futures	43	September 2024	$7,659,751	$7,682,667	$22,916
CME E-Mini NASDAQ 100 Index Futures	42	September 2024	16,409,211	16,738,890	329,679
CME E-Mini S&P 500 ESG Index Futures	3	September 2024	736,025	736,440	415
CME E-Mini Standard & Poor’s 500 Index Futures	127	September 2024	34,649,382	35,061,525	412,143
Eurex DAX Index Futures	21	September 2024	10,301,558	10,347,069	45,511
Eurex EURO STOXX 50 Index Futures	306	September 2024	16,471,305	16,143,036	(328,269)

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Equity Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Eurex STOXX Europe 600 ESG-X Index Futures	21	September 2024	$431,679	$431,357	$(322)
Euronext CAC 40 Index Futures	97	July 2024	8,128,769	7,783,373	(345,396)
HKG Hang Seng China Enterprises Index Futures	111	July 2024	4,531,712	4,452,622	(79,090)
HKG Hang Seng Index Futures	47	July 2024	5,393,814	5,305,447	(88,367)
ICE FTSE 100 Index Futures	181	September 2024	18,742,456	18,789,220	46,764
KFE KOSPI 200 Index Futures	135	September 2024	9,162,471	9,472,802	310,331
Montreal Exchange S&P/TSX 60 Index Futures	108	September 2024	20,478,407	20,691,349	212,942
NSE IFSC NIFTY 50 Index Futures	24	July 2024	1,145,414	1,158,696	13,282
OML Stockholm OMXS30 Index Futures	364	July 2024	8,909,381	8,853,590	(55,791)
SAFEX FTSE/JSE Top 40 Index Futures	51	September 2024	2,053,660	2,067,107	13,447
SFE S&P ASX Share Price Index 200 Futures	114	September 2024	14,716,716	14,776,395	59,679
SGX FTSE China A50 Futures	577	July 2024	6,894,766	6,867,454	(27,312)
SGX FTSE Taiwan Index Futures	53	July 2024	4,090,772	4,088,950	(1,822)
SGX MSCI Singapore Index Futures	160	July 2024	3,698,357	3,732,743	34,386
SGX Nikkei 225 Stock Index Futures	109	September 2024	13,183,033	13,417,521	234,488
TSE TOPIX Futures	124	September 2024	21,316,318	21,660,886	344,568

			$229,104,957	$230,259,139	$1,154,182

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	49	September 2024	$9,987,110	$10,006,719	$19,609
CBOT 5 Year U.S. Treasury Notes Futures	155	September 2024	16,441,172	16,519,609	78,437
CBOT 10 Year U.S. Treasury Notes Futures	158	September 2024	17,262,636	17,377,531	114,895
CBOT U.S. Long Bond Futures	104	September 2024	12,180,420	12,304,500	124,080
CBOT Ultra Long Term U.S. Treasury Bond Futures	128	September 2024	15,922,166	16,044,000	121,834
Eurex 5 Year Euro BOBL Futures	99	September 2024	12,305,210	12,345,446	40,236
Eurex 10 Year Euro BUND Futures	97	September 2024	13,616,267	13,672,975	56,708
Eurex 30 Year Euro BUXL Futures	16	September 2024	2,217,666	2,231,689	14,023
Eurex Euro-BTP Italian Bond Futures	100	September 2024	12,459,415	12,346,988	(112,427)
French Government Bond Futures	83	September 2024	11,097,953	10,944,000	(153,953)
ICE Long Gilt Futures	79	September 2024	9,718,727	9,743,716	24,989
KFE 3 Year Treasury Bond Futures	79	September 2024	6,027,954	6,037,632	9,678
KFE 10 Year Treasury Bond Futures	46	September 2024	3,817,792	3,830,381	12,589
Montreal Exchange 10 Year Canadian Bond Futures	82	September 2024	7,156,872	7,196,915	40,043
SFE 3 Year Australian Bond Futures	92	September 2024	6,498,902	6,472,219	(26,683)
SFE 10 Year Australian Bond Futures	121	September 2024	9,179,205	9,167,183	(12,022)
TSE Japanese 10 Year Bond Futures	34	September 2024	30,270,093	30,189,821	(80,272)

			$196,159,560	$196,431,324	$271,764

Centrally Cleared Swap Agreements Outstanding on June 30, 2024:

Credit Default Swaps on Credit Indices - Sell Protection(1)
Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 6/30/2024(2) (%)	Curr	Notional Amount(3) (000s)	Premiums Paid (Received)	Fair Value(4)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.S42	1.00	Quarterly	6/20/2029	0.5293	USD	90,000	$1,875,778	$1,903,277	$27,499
CDX.NA.HY.S42	5.00	Quarterly	6/20/2029	3.4382	USD	35,000	2,357,230	2,253,747	(103,483)
iTraxx Europe Crossover S41	5.00	Quarterly	6/20/2029	3.2056	EUR	25,000	2,380,784	2,023,428	(357,356)
iTraxx Europe S41	1.00	Quarterly	6/20/2029	0.6113	EUR	70,000	1,249,374	1,356,346	106,972

							$7,863,166	$7,536,798	$(326,368)

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

OTC Swap Agreements Outstanding on June 30, 2024:

Total Return Swap Agreements
Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Payment Frequency	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	BBUXALC INDEX	JPM	0.000%	Maturity	7/3/2024	510,000	$68,292,035	$(3,756)	$(556,045)

									$(3,756)	$(556,045)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts Open on June 30, 2024:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	13,113	SEK	12,994	7/18/2024	SSB	$119	$-	$119
EUR	42,845	JPY	42,110	7/18/2024	SSB	735	-	735
JPY	272,832	USD	275,492	7/18/2024	SSB	-	(2,660)	(2,660)
AUD	333,691	USD	334,154	7/18/2024	SSB	-	(463)	(463)
EUR	382,932	JPY	376,122	7/18/2024	SSB	6,810	-	6,810
GBP	425,560	USD	427,036	7/18/2024	SSB	-	(1,476)	(1,476)
JPY	444,687	USD	446,498	7/18/2024	SSB	-	(1,811)	(1,811)
EUR	535,876	USD	545,568	7/18/2024	SSB	-	(9,692)	(9,692)
EUR	582,542	USD	582,860	7/18/2024	SSB	-	(318)	(318)
EUR	643,051	USD	648,484	7/18/2024	SSB	-	(5,433)	(5,433)
EUR	857,401	USD	858,385	7/18/2024	SSB	-	(984)	(984)
EUR	1,607,627	USD	1,636,676	7/18/2024	SSB	-	(29,049)	(29,049)
EUR	2,751,185	USD	2,753,318	7/18/2024	SSB	-	(2,133)	(2,133)
USD	17,659,877	GBP	17,542,234	7/18/2024	SSB	117,643	-	117,643
USD	12,261,871	EUR	12,195,840	7/18/2024	SSB	66,031	-	66,031
USD	4,043,416	EUR	3,971,744	7/18/2024	SSB	71,672	-	71,672
USD	2,635,032	KRW	2,609,501	7/18/2024	SSB	25,531	-	25,531
USD	1,361,996	EUR	1,363,748	7/18/2024	SSB	-	(1,752)	(1,752)
USD	1,261,656	GBP	1,260,127	7/18/2024	SSB	1,529	-	1,529
USD	1,080,720	EUR	1,080,248	7/18/2024	SSB	472	-	472
USD	746,746	EUR	746,994	7/18/2024	SSB	-	(248)	(248)
USD	679,661	EUR	675,966	7/18/2024	SSB	3,695	-	3,695
USD	646,596	GBP	641,532	7/18/2024	SSB	5,064	-	5,064
USD	625,904	EUR	622,533	7/18/2024	SSB	3,371	-	3,371
USD	433,131	EUR	431,169	7/18/2024	SSB	1,962	-	1,962
USD	254,369	EUR	254,849	7/18/2024	SSB	-	(480)	(480)
USD	244,605	GBP	244,543	7/18/2024	SSB	62	-	62
USD	214,941	EUR	214,350	7/18/2024	SSB	591	-	591
USD	214,590	EUR	214,350	7/18/2024	SSB	240	-	240
USD	205,124	AUD	206,314	7/18/2024	SSB	-	(1,190)	(1,190)

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	195,259	EUR	195,475	7/18/2024	SSB	$-	$(216)	$(216)
USD	168,191	CAD	168,986	7/18/2024	SSB	-	(795)	(795)
USD	162,942	AUD	164,345	7/18/2024	SSB	-	(1,403)	(1,403)
USD	162,685	JPY	158,634	7/18/2024	SSB	4,051	-	4,051
USD	152,130	GBP	150,956	7/18/2024	SSB	1,174	-	1,174
USD	126,845	GBP	126,422	7/18/2024	SSB	423	-	423
USD	116,760	SEK	114,901	7/18/2024	SSB	1,859	-	1,859
USD	104,697	HKD	104,676	7/18/2024	SSB	21	-	21
USD	97,473	JPY	97,291	7/18/2024	SSB	182	-	182
USD	79,654	SEK	79,148	7/18/2024	SSB	506	-	506
USD	78,935	JPY	76,962	7/18/2024	SSB	1,973	-	1,973
USD	76,324	CAD	76,470	7/18/2024	SSB	-	(146)	(146)
USD	72,763	CAD	73,124	7/18/2024	SSB	-	(361)	(361)
USD	72,986	JPY	71,156	7/18/2024	SSB	1,830	-	1,830
USD	65,561	CAD	65,811	7/18/2024	SSB	-	(250)	(250)
USD	64,689	HKD	64,672	7/18/2024	SSB	17	-	17
USD	54,775	JPY	53,583	7/18/2024	SSB	1,192	-	1,192
USD	52,535	JPY	51,222	7/18/2024	SSB	1,313	-	1,313
USD	34,729	SEK	34,189	7/18/2024	SSB	540	-	540
USD	33,262	AUD	33,369	7/18/2024	SSB	-	(107)	(107)
USD	29,126	CAD	29,249	7/18/2024	SSB	-	(123)	(123)
USD	26,625	AUD	26,695	7/18/2024	SSB	-	(70)	(70)
USD	24,853	GBP	24,859	7/18/2024	SSB	-	(6)	(6)
USD	21,937	CAD	21,937	7/18/2024	SSB	-	-	-
USD	13,306	ZAR	13,586	7/18/2024	SSB	-	(280)	(280)
USD	4,595	JPY	4,482	7/18/2024	SSB	113	-	113

						$320,721	$(61,446)	$259,275

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
JPM	JPMorgan Securities LLC.
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Index Abbreviations:
BBUXALC	Bloomberg Commodity ex-Agriculture and Livestock Capped Index.
CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
Euronext	European New Exchange Technology.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Nifty 50	National stock exchange FIFTY.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
Stoxx Europe 600	Europe Total Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:
ASX	Australian Securities Exchange.
CME	Chicago Mercantile Exchange.
Eurex	European derivatives exchange.
HKG	Hong Kong Exchange.
ICE	Intercontinental Exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korean Exchange.
NSE	National Stock Exchange.
OML	OMLX:London Securities & Derivative Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.

Other Abbreviations:
BTP	Buoni del Tesoro Poliennali.
Bobl	Medium term debt that is issued by the Federal Republic of Germany.
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
CBOT	Chicago Board of Trade.
CDX	Credit Default Swap Index.
ESG	Environmental, Social, Governance.
GILT	Bank of England Bonds.
IFSC	International Financial Services Centre.
iTraxx	Credit Default Swap Index.
LIBOR	London Interbank Offered Rate.
OAT	Obligations Assimilables du Trésor.
OTC	Over-the-Counter.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2024, the investments were classified as described below:

AHL TargetRisk Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations	$-	$24,786,245	$-	24,786,245
U.S. Treasury Obligations	-	40,548,997	-	40,548,997
Short-Term Investments	-	212,938,190	-	212,938,190

Total Investments in Securities - Assets	$-	$278,273,432	$-	$278,273,432

Financial Derivative Instruments - Assets
Futures Contracts	$2,737,672	$-	$-	$2,737,672
Swap Contract Agreements	-	134,471	-	134,471
Forward Foreign Currency Contracts	-	320,721	-	320,721

Total Financial Derivative Instruments - Assets	$2,737,672	$455,192	$-	$3,192,864

Financial Derivative Instruments - Liabilities
Futures Contracts	$(1,311,726)	$-	$-	$(1,311,726)
Swap Contract Agreements	-	(1,016,884)	-	(1,016,884)
Forward Foreign Currency Contracts	-	(61,446)	-	(61,446)

Total Financial Derivative Instruments - Liabilities	$(1,311,726)	$(1,078,330)	$-	$(2,390,056)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Consolidated Statements of Assets and LiabilitiesA

June 30, 2024 (Unaudited)

	AHL Managed Futures Strategy Fund	AHL Multi-Alternatives Fund	AHL TargetRisk Fund
Assets:
Investments in unaffiliated securities, at fair value†	$2,901,939,951	$33,576,288	$278,273,432
Foreign currency, at fair value^	–	304,932	1,054,453
Foreign currency deposits with brokers for futures contracts, at fair value¤	148,739,856	1,560,111	14,878,011
Cash	74,292,308	1,239,021	3,012,189
Cash collateral held at custodian for the benefit of the broker	214,010,000	960,000	5,400,000
Dividends and interest receivable	–	20,830	294,460
Deposits with broker for futures contracts	95,969,002	753,618	2,550,111
Receivable for investments sold	4,993,016	–	–
Receivable for fund shares sold	4,279,353	82,995	523,193
Receivable for expense reimbursement (Note 2)	–	38,901	42,889
Unrealized appreciation from forward foreign currency contracts	144,677,499	576,407	320,721
Receivable for variation margin on open futures contracts (Note 5)	3,669,514	54,240	1,401,677
Receivable for variation margin on open centrally cleared swap agreements (Note 5)	–	313,204	7,536,798
Prepaid expenses	91,381	33,475	51,144

Total assets	3,592,661,880	39,514,022	315,339,078

Liabilities:
Payable for investments purchased	–	1,869	31,907
Payable for fund shares redeemed	1,599,511	300	182,321
Payable for expense recoupment (Note 2)	319,650	–	–
Management and sub-advisory fees payable (Note 2)	3,797,035	35,140	232,390
Service fees payable (Note 2)	72,119	113	9,332
Transfer agent fees payable (Note 2)	227,780	8,214	23,563
Custody and fund accounting fees payable	729,166	2,526	56,333
Professional fees payable	69,839	64,574	37,896
Trustee fees payable (Note 2)	4,895	52	425
Payable for prospectus and shareholder reports	100,729	6,133	49,135
Unrealized depreciation from forward foreign currency contracts	127,221,192	460,567	61,446
OTC swap agreements, at fair value	–	33,020	559,801
Other liabilities	29,062	1,596	4,953

Total liabilities	134,170,978	614,104	1,249,502

Commitments and contingent liabilities (Note 2)

Net assets	$3,458,490,902	$38,899,918	$314,089,576

Analysis of net assets:
Paid-in-capital	$3,474,321,357	$35,562,553	$399,546,736
Total distributable earnings (deficits)	(15,830,455)	3,337,365	(85,457,160)

Net assets	$3,458,490,902	$38,899,918	$314,089,576

See accompanying notes

American Beacon FundsSM

Consolidated Statements of Assets and LiabilitiesA

June 30, 2024 (Unaudited)

	AHL Managed Futures Strategy Fund		AHL Multi-Alternatives Fund		AHL TargetRisk Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class		72,435,162		N/A		2,049,802

Y Class		236,358,801		799,976		24,144,332

Investor Class		4,587,331		N/A		369,682

A Class		9,381,917		10,148		212,386

C Class		3,302,713		10,149		715,888

R6 Class		N/A		2,720,089		N/A

Net assets:
R5 Class		$773,027,935	$	N/A		$23,449,029

Y Class		$2,506,346,395		$8,786,383		$276,007,706

Investor Class		$47,945,308	$	N/A		$4,207,526

A Class		$98,129,791		$111,220		$2,406,672

C Class		$33,041,473		$110,497		$8,018,643

R6 Class	$	N/A		$29,891,818	$	N/A

Net asset value, offering and redemption price per share:
R5 Class		$10.67	$	N/A		$11.44

Y Class		$10.60		$10.98		$11.43

Investor Class		$10.45	$	N/A		$11.38

A Class		$10.46		$10.96		$11.33

A Class (offering price)		$11.10		$11.63		$12.02

C Class		$10.00		$10.89		$11.20

R6 Class	$	N/A		$10.99	$	N/A

† Cost of investments in unaffiliated securities		$2,902,125,777		$33,561,114		$278,625,515
¤ Cost of foreign currency deposits with broker for futures contracts		$150,431,538		$1,576,968		$15,068,855
^ Cost of foreign currency		$–		$305,814		$1,056,950

A See Note 1 in the Notes to Consolidated Financial Statements for additional information.

See accompanying notes

American Beacon FundsSM

Consolidated Statements of OperationsA

For the period ended June 30, 2024 (Unaudited)

	AHL Managed Futures Strategy Fund	AHL Multi-Alternatives Fund		AHL TargetRisk Fund
Investment income:
Interest income (net of foreign taxes)	$84,416,482	$848,011		$6,781,687
Other income	–	5		–

Total investment income	84,416,482	848,016		6,781,687

Expenses:
Management and sub-advisory fees (Note 2)	22,784,548	197,169		1,248,873
Transfer agent fees:
R5 Class (Note 2)	27,017	–		3,547
Y Class (Note 2)	1,270,489	4,881		107,002
Investor Class	1,721	–		811
A Class	2,736	1,042		76
C Class	780	1,042		186
R6 Class	–	2,309		–
Custody and fund accounting fees	1,459,955	69,245		92,647
Professional fees	183,326	116,609		47,398
Registration fees and expenses	84,824	13,666		46,609
Service fees (Note 2):
Investor Class	82,591	–		8,113
A Class	62,053	–		3,189
C Class	9,711	–		2,990
Distribution fees (Note 2):
A Class	118,215	134		3,138
C Class	161,723	534		41,973
ICI membership dues and license expenses	–	–		22,105
Prospectus and shareholder report expenses	164,648	7,674		26,215
Trustee fees (Note 2)	184,608	1,897		15,078
Prime broker fees	38,725	149		–
Line of credit expense (Note 9)	23,075	215		1,928
Other expenses	98,049	6,437		84,926

Total expenses	26,758,794	423,003		1,756,804

Net fees waived and expenses (reimbursed) / recouped (Note 2)	–	(202,709	)B	(8,667)

Net expenses	26,758,794	220,294		1,748,137

Net investment income	57,657,688	627,722		5,033,550

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesC	(33,241)	(2,952)		329,411
Foreign currency transactions	(72,572)	6,489		297,505
Forward foreign currency contracts	(7,804,460)	(39,138)		(252,812)
Futures contracts	226,698,646	2,250,436		18,296,467
Swap agreements	–	519,214		8,783,151
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesD	(1,113,326)	(156,741)		(2,548,080)
Foreign currency transactions	(4,137,309)	(51,517)		(309,723)
Forward foreign currency contracts	20,293,871	173,404		879,860
Futures contracts	(43,580,144)	(666,048)		(7,104,779)
Swap agreements	–	(101,592)		(1,855,445)

Net gain from investments	190,251,465	1,931,555		16,515,555

Net increase in net assets resulting from operations	$247,909,153	$2,559,277		$21,549,105

A See Note 1 in the Notes to Consolidated Financial Statements for additional information.
B The Manager voluntarily reimbursed service fees in the amount of $127.
C The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
D The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Consolidated Statements of Changes in Net AssetsA

	AHL Managed Futures Strategy Fund		AHL Multi-Alternatives Fund
	Six Months Ended June 30, 2024	Year Ended December 31, 2023	Six Months Ended June 30, 2024	August 17, 2023B to December 31, 2023
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$57,657,688	$108,781,513	$627,722	$375,951
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, futures contracts, and swap agreements	218,788,373	(283,479,734)	2,734,049	(168,430)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, futures contracts, and swap agreements	(28,536,908)	28,233,827	(802,494)	892,341

Net increase (decrease) in net assets resulting from operations	247,909,153	(146,464,394)	2,559,277	1,099,862

Distributions to shareholders:
Total retained earnings:
R5 Class	–	(8,081,982)	–	–
Y Class	–	(22,062,769)	–	(100,429)
Investor Class	–	(277,804)	–	–
A Class	–	(287,075)	–	(1,505)
C Class	–	–	–	(1,505)
R6 Class	–	–	–	(371,735)

Net distributions to shareholders	–	(30,709,630)	–	(475,174)

Capital share transactions (Note 10):
Proceeds from sales of shares	680,393,695	1,806,501,124	9,609,929	9,208,811
Reinvestment of dividends and distributions	–	26,956,881	–	475,174
Cost of shares redeemed	(610,312,741)	(2,156,933,583)	(983,569)	(5,094,392)

Net increase (decrease) in net assets from capital share transactions	70,080,954	(323,475,578)	8,626,360	4,589,593

Net increase (decrease) in net assets	317,990,107	(500,649,602)	11,185,637	5,214,281

Net assets:
Beginning of period	3,140,500,795	3,641,150,397	27,714,281	22,500,000	C

End of period	$3,458,490,902	$3,140,500,795	$38,899,918	$27,714,281

A See Note 1 in the Notes to Consolidated Financial Statements for additional information.
B Commencement of operations.
C Seed capital.

See accompanying notes

American Beacon FundsSM

Consolidated Statements of Changes in Net AssetsA

	AHL TargetRisk Fund
	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$5,033,550	$11,671,048
Net realized gain from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, futures contracts, and swap agreements	27,453,722	4,689,743
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, futures contracts, and swap agreements	(10,938,167)	27,647,250

Net increase (decrease) in net assets resulting from operations	21,549,105	44,008,041

Distributions to shareholders:
Total retained earnings:
R5 Class	–	(1,016,000)
Y Class	–	(8,797,885)
Investor Class	–	(253,764)
A Class	–	(102,669)
C Class	–	(248,384)
R6 Class	–	–

Net distributions to shareholders	–	(10,418,702)

Capital share transactions (Note 10):
Proceeds from sales of shares	68,823,404	84,633,468
Reinvestment of dividends and distributions	–	10,013,293
Cost of shares redeemed	(50,256,827)	(290,191,816)

Net increase (decrease) in net assets from capital share transactions	18,566,577	(195,545,055)

Net increase (decrease) in net assets	40,115,682	(161,955,716)

Net assets:
Beginning of period	273,973,894	435,929,610

End of period	$314,089,576	$273,973,894

A See Note 1 in the Notes to Consolidated Financial Statements for additional information.

See accompanying notes

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as non-diversified, open-end management investment companies. As of June 30, 2024, the Trust consists of twenty-four active series, three of which are presented in this filing: American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL Multi-Alternatives Fund and American Beacon AHL TargetRisk Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Funds’ previous management and investment advisory agreements. The Board approved a new Management Agreement with the Manager and a new Investment Advisory Agreement among the Manager, the sub-advisors and the Trust, on behalf of the Funds, that were effective on December 29, 2023.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Funds’ financial statements.

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Consolidation of Subsidiaries

The Schedules of Investments of the AHL Managed Futures Strategy Fund, AHL Multi-Alternatives Fund and the AHL TargetRisk Fund are consolidated to include the accounts of the American Beacon Cayman Managed Futures Strategy Fund, Ltd., the American Beacon Cayman Multi-Alternatives Company, Ltd. and American Beacon Cayman TargetRisk Company, Ltd., respectively, each of which are wholly-owned and controlled subsidiaries (the “Subsidiaries”) of the AHL Managed Futures Strategy Fund, AHL Multi-Alternatives Fund and the AHL TargetRisk Fund. All intercompany accounts and transactions have been eliminated in consolidation for the AHL Managed Futures Strategy Fund, AHL Multi-Alternatives Fund and the AHL TargetRisk Fund.

For Federal tax purposes, taxable income for each Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (the “Code”) and each Subsidiary’s taxable income is included in the calculation of the applicable Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the AHL Managed Futures Strategy Fund, AHL Multi-Alternatives Fund and the AHL TargetRisk Fund either in the current period or future periods. The Subsidiaries have a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

Each Fund may invest up to 25% of its total assets in its Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. The AHL Managed Futures Strategy Fund, AHL Multi-Alternatives Fund and the AHL TargetRisk Fund expect to achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the AHL Managed Futures Strategy Fund, AHL Multi-Alternatives Fund and the AHL

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

TargetRisk Fund, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2024	% of Total Assets of the Fund at June 30, 2024
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$830,991,638	23.13%
American Beacon Cayman Multi-Alternatives Company, Ltd.	August 17, 2023	8,449,984	21.38%
American Beacon Cayman TargetRisk Company, Ltd.	December 31, 2018	68,868,159	21.84%

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting SEC and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The Funds are commodity pools, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Organization and Offering Costs

Organizational costs consist of the costs of forming the AHL Multi-Alternatives Fund, drafting the bylaws, administration, custody and transfer agency agreements, and legal services in connection with the initial meeting of trustees, and were expensed immediately as incurred. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement (including the Prospectus and the Statement of Additional Information (“SAI”)), the costs of preparation, the costs associated with the printing, mailing or other distribution of the Prospectus, SAI and the amounts of associated filing fees and legal fees associated with the offering. Organizational costs and offering costs are subject to the Fund’s expense limitation agreement discussed in Note 2 and offering costs require amortization over twelve months on a straight-line basis from the commencement of operations. For the period ended June 30, 2024, the Fund recorded $53,360 of amortized offering costs.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily, according to the following schedules:

AHL Managed Futures Strategy Fund

All Assets	0.35%

AHL Multi-Alternatives Fund and AHL TargetRisk Fund

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with AHL Partners LLP (the “Sub-Advisor”), pursuant to which each Fund has agreed to pay an annualized

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedules:

AHL Managed Futures Strategy Fund

All Assets	1.00%

AHL Multi-Alternatives Fund

First $500 million	0.775%
Next $500 million	0.745%
Next $500 million	0.725%
Over $1.5 billion	0.70%

AHL TargetRisk Fund

First $500 million	0.55%
Next $500 million	0.50%
Next $500 million	0.45%
Over $1.5 billion	0.40%

The Management and Sub-Advisory Fees paid by the Funds for the period ended June 30, 2024 were as follows:

AHL Managed Futures Strategy Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$5,907,105
Sub-Advisory Fees	1.00%	16,877,443

Total	1.35%	$22,784,548

AHL Multi-Alternatives Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$61,341
Sub-Advisory Fees	0.78%	135,828

Total	1.13%	$197,169

AHL TargetRisk Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$494,780
Sub-Advisory Fees	0.55%	754,093

Total	0.90%	$1,248,873

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended June 30, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
AHL Managed Futures Strategy	$1,229,327
AHL Multi-Alternatives	3,839
AHL TargetRisk	103,285

As of June 30, 2024, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
AHL Managed Futures Strategy	$204,033
AHL Multi-Alternatives	687
AHL TargetRisk	19,979

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended June 30, 2024, the Funds did not utilize the credit facility.

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through December 31, 2025, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended June 30, 2024, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	1/1/2024 – 4/30/2024	5/1/2024 – 6/30/2024	Reimbursed Expenses	(Recouped) Expenses
AHL Multi-Alternatives	Y	1.33%	1.33%	$44,079	$-		2027
AHL Multi-Alternatives	A	1.56%	1.56%	1,602	-		2027
AHL Multi-Alternatives	C	2.31%	2.31%	1,599	-		2027
AHL Multi-Alternatives	R6	1.23%	1.23%	155,429	-		2027
AHL TargetRisk	R5	1.04%	1.04%	8,116	(1,167	)*	2027
AHL TargetRisk	Y	N/A	N/A	-	(67,623	)*	2027
AHL TargetRisk	Investor	N/A	N/A	-	(3,106	)*	2027
AHL TargetRisk	A	N/A	1.44%	551	(681	)*	2027
AHL TargetRisk	C	N/A	N/A	-	(2,766	)*	2027

*	These amounts represent Recouped Expenses from prior fiscal years and is reflected in Total Expenses on the Statements of Operations.

Of the above amounts, $38,901 and $42,889 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at June 30, 2024 for the AHL Multi-Alternatives Fund and the AHL TargetRisk Fund, respectively and $319,650 was disclosed as a Payable for expense recoupment on the Statements of Assets and Liabilities at June 30, 2024 for AHL Managed Futures Strategy Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such contractual and voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2027. The Funds did not record a liability for potential reimbursements due to the current assessment that a reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
AHL Managed Futures Strategy	$-	$15,728	$-	2026
AHL Multi-Alternatives	-	386,298	-	2026
AHL TargetRisk	20,344	-	17,214	2023
AHL TargetRisk	30,012	10,194	799	2024
AHL TargetRisk	16,915	40,259	-	2025
AHL TargetRisk	925	47,203	-	2026

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of June 30, 2024, based on management’s evaluation of the shareholder account base, one account in AHL Multi-Alternatives Fund has been identified as representing an affiliated significant ownership of approximately 14% of the Fund’s outstanding shares.

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended June 30, 2024, RID collected $696 for AHL Managed Futures Strategy Fund from the sale of A Class Shares. There were no Class A sales charges collected for AHL Multi-Alternatives Fund or AHL TargetRisk Fund.

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended June 30, 2024, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended June 30, 2024, CDSC fees of $2,656 and $249 were collected for the C Class Shares of AHL Managed Futures Strategy Fund and AHL TargetRisk Fund, respectively. There were no CDSC fees collected for the Class C Shares of the AHL Multi-Alternatives Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon

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rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when

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Notes to Consolidated Financial Statements

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trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and

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Notes to Consolidated Financial Statements

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procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. Securities and Other Investments

Commodity Instruments

Exposure to physical commodities may subject the Funds to greater volatility than investments in traditional securities. The value of such investments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as supply and demand, drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Their value may also respond to investor perception of instability in the national or international economy, whether or not justified by the facts. However, these investments may help to moderate fluctuations in the value of a Fund’s other holdings, because these investments may not correlate with investments in traditional securities. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of a Fund’s shares to fall. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or realize the full value of such investments in the event of the need to liquidate such investments. Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities. Because physical commodities do not generate investment income, the return on such investments will be derived solely from the appreciation or depreciation on such investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

Fixed Income Investments

The Funds’ exposure to fixed-income instruments may include:

•	Emerging Markets Debt. The Funds may invest a significant portion of their assets in a particular geographic region or country, including emerging markets. The Funds may consider a country to be an

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Notes to Consolidated Financial Statements

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emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank, International Finance Corporation or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging market indices.

•

High-Yield Bonds. High-yield, non-investment grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, S&P Global Ratings and Fitch, Inc. rate them below Baa 3 and BBB-, respectively. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume. Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in the Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

•

Inflation Index Linked Securities. Inflation-indexed securities, also known as inflation-protected securities, are fixed income instruments structured such that their interest and principal payments are adjusted to keep up with inflation. In periods of deflation when the inflation rate is declining, the principal value of an inflation-indexed security will be adjusted downward. This will result in a decrease in the interest payments.

•

Investment Grade Securities. Investment grade securities that the Funds may purchase, either as part of its principal investment strategy or to implement a temporary defensive policy, include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by a rating organization rating that security (such as S&P Global Ratings, Moody’s Investors Service, Inc., or Fitch, Inc.) or comparably rated by the sub-advisor if unrated by a rating organization. The Funds, at the discretion of the sub-advisor, may retain a security that has been downgraded below the initial investment criteria.

•

Sovereign Debt. Sovereign debt securities are typically issued or guaranteed by national governments in order to finance the issuing country’s growth and/or budget. Investing in foreign sovereign debt securities

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Notes to Consolidated Financial Statements

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will expose funds investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the debt securities.

•	U.S. Government Securities. U.S. Government securities may include U.S. Treasury securities or debt obligations of U.S. Government-sponsored enterprises.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

Restricted securities outstanding during the period ended June 30, 2024 are disclosed in the Notes to the Schedules of Investments.

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Notes to Consolidated Financial Statements

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Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in money market funds rather than purchasing individual short-term investments. If the Funds invests in money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity.

Forward Foreign Currency Contracts

The Funds may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect the Funds’ investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities or securities, or the cash value of commodities, securities or a securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. An NDF is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount. Not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

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Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

During the period ended June 30, 2024, the Funds entered into forward foreign currency contracts primarily for hedging foreign currency fluctuations.

The Funds’ forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each month end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended June 30, 2024
Fund	Purchased Contracts	Sold Contracts
AHL Managed Futures Strategy	$1,594,567,779	$2,647,260,384
AHL Multi-Alternatives	7,463,784	15,216,125
AHL TargetRisk	7,399,366	45,030,561

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. A Treasury futures contract is a contract for the future delivery of a U.S. Treasury security. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended June 30, 2024, the Funds entered into futures contracts primarily for investing and/or hedging purposes.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Period Ended June 30, 2024
AHL Managed Futures Strategy	139,539
AHL Multi-Alternatives	853
AHL TargetRisk	3,719

Swap Agreements

A swap is a transaction in which a Fund and a counterparty agree to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) or the performance of specified securities or indices based on a specified amount (the “notional” amount). Nearly any type of derivative, including forward contracts, can be structured as a swap.

Swap agreements can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a currency swap, U.S. dollar-denominated payments may be exchanged for payments denominated in

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Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets, or index. Swaps may have a leverage component, and adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself.

Some swaps currently are, and more in the future will be, centrally cleared. Swaps that are centrally-cleared are exposed to the creditworthiness of the clearing organizations (and, consequently, that of their members—generally, banks and broker-dealers) involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be able to recover only a portion of the net amount of gains on its transactions and of the margin owed to it, potentially resulting in losses to the investor.

Swaps that are not centrally cleared, involve the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. To mitigate this risk, a Fund will only enter into swap agreements with counterparties considered by a sub-advisor to present minimum risk of default and a Fund normally obtains collateral to secure its exposure. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of a counterparty.

The centrally cleared and OTC swap agreements into which a Fund enters normally provide for the obligations of a Fund and its counterparty in the event of a default or other early termination to be determined on a net basis. Similarly, periodic payments on a swap transaction that are due by each party on the same day normally are netted. To the extent that a swap agreement is subject to netting, a Fund’s cover and asset segregation responsibilities will normally be with respect to the net amount owed by a Fund. However, a Fund may be required to segregate liquid assets equal to the full notional amount of certain swaps, such as written credit default swaps on physically settled forwards or written options. The amount that a Fund must segregate may be reduced by the value of any collateral that it has pledged to secure its own obligations under the swap.

Credit Default Swap Agreements

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of periodic premiums throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure up to the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or

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Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation that a Fund owns or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default that a Fund does not own.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent a market participant view of the likelihood or risk of default for the underlying referenced security to credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2024, for which a Fund is the seller of protection is disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the period ended June 30, 2024, the AHL Multi-Alternatives Fund and AHL TargetRisk Fund entered into credit default swaps primarily for return enhancement and hedging.

The Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the average monthly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measure by the notional amounts outstanding at each month end.

Average Credit Default Swap Notional Amounts Outstanding
Fund	Period Ended June 30, 2024
AHL Multi-Alternatives Fund	13,571,429
AHL TargetRisk	251,914,287

Total Return Swap Agreements

A Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset, which will subject the Fund to the Fund market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

A Fund’s total return swap contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding at each month end:

Average Total Return Swap Notional Amounts Outstanding
Fund	Period Ended June 30, 2024
AHL Multi-Alternatives Fund	3,853,799
AHL TargetRisk	61,833,700

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

AHL Managed Futures Strategy Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$–	$144,677,499	$–	$–	$–	$144,677,499
Receivable for variation margin from open futures contracts(2)	–	2,512,347	30,844,728	3,710,105	6,661,183	43,728,363

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$–	$(127,221,192)	$–	$–	$–	$(127,221,192)
Payable for variation margin from open futures contracts(2)	–	–	(17,562,832)	(20,258,187)	(1,944,659)	(39,765,678)

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$(7,804,460)	$–	$–	$–	$(7,804,460)
Futures contracts	–	38,465,491	39,919,413	(4,026,385)	152,340,127	226,698,646

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$20,293,871	$–	$–	$–	$20,293,871
Futures contracts	–	(2,588,643)	22,462,654	(29,308,406)	(34,145,749)	(43,580,144)

AHL Multi-Alternatives Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$–	$576,407	$–	$–	$–	$576,407
Receivable for variation margin from open futures contracts(2)	–	11,552	160,033	23,411	162,661	357,657

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$–	$(460,567)	$–	$–	$–	$(460,567)
Payable for variation margin from open futures contracts(2)	–	–	(108,863)	(147,154)	(71,151)	(327,168)
Unrealized depreciation from swap agreements	(18,592)	–	–	–	(32,714)	(51,306)

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$(39,138)	$–	$–	$–	$(39,138)
Futures contracts	–	201,069	168,898	(148,788)	2,029,257	2,250,436
Swap agreements	134,703	–	–	–	384,511	519,214

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$173,404	$–	$–	$–	$173,404
Futures contracts	–	(10,213)	107,243	(441,025)	(322,053)	(666,048)
Swap agreements	(63,182)	–	–	–	(38,410)	(101,592)

AHL TargetRisk Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$–	$320,721	$–	$–	$–	$320,721
Receivable for variation margin from open futures contracts(2)	–	–	–	657,121	2,080,551	2,737,672
Unrealized appreciation from swap agreements	134,471	–	–	–	–	134,471

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$–	$(61,446)	$–	$–	$–	$(61,446)
Payable for variation margin from open futures contracts(2)	–	–	–	(385,357)	(926,369)	(1,311,726)
Unrealized depreciation from swap agreements	(460,839)	–	–	–	(556,045)	(1,016,884)

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$(252,812)	$–	$–	$–	$(252,812)
Futures contracts	–	–	–	(1,746,290)	20,042,757	18,296,467
Swap agreements	2,865,389	–	–	–	5,917,762	8,783,151

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$879,860	$–	$–	$–	$879,860
Futures contracts	–	–	–	(4,662,517)	(2,442,262)	(7,104,779)
Swap agreements	(1,184,767)	–	–	–	(670,678)	(1,855,445)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty.

As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2024.

AHL Managed Futures Strategy Fund

Offsetting of Financial and Derivative Assets as of June 30, 2024:
	Assets	Liabilities
Futures Contracts(1)(2)	$43,728,363	$39,765,678
Forward Foreign Currency Contracts	144,677,499	127,221,192

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$188,405,862	$166,986,870

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(43,728,363)	$(39,765,678)

Total derivative assets and liabilities subject to an MNA	$144,677,499	$127,221,192

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of June 30, 2024:
	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
Citibank, N.A.	$47,244,039	$(47,244,039)	$-	$-	$-
HSBC Bank (USA)	64,997,879	(33,398,964)	-	-	31,598,915
Natwest Markets PLC	32,435,581	(32,327,843)	-	-	107,738

Total	$144,677,499	$(112,970,846)	$-	$-	$31,706,653

	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount
Citibank, N.A.	$61,494,385	$(47,244,039)	$-	$(14,250,346)	$-
HSBC Bank (USA)	33,398,964	(33,398,964)	-	-	-
Natwest Markets PLC	32,327,843	(32,327,843)	-	-	-

Total	$127,221,192	$(112,970,846)	$-	$(14,250,346)	$-

AHL Multi-Alternatives Fund

Offsetting of Financial and Derivative Assets as of June 30, 2024:
	Assets	Liabilities
Futures Contracts(1)(2)	$357,657	$327,168
Swap Contract Agreements - Centrally cleared(2)	-	18,592
Swap Agreement - OTC	-	32,714
Forward Foreign Currency Contracts	576,407	460,567

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$934,064	$839,041

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(357,657)	$(345,760)

Total derivative assets and liabilities subject to an MNA	$576,407	$493,281

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of June 30, 2024:
	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
Citibank, N.A.	$94,992	$(94,992)	$-	$-	$-
HSBC Bank (USA)	376,074	(189,502)	-	-	186,572
Natwest Markets PLC	87,430	(86,745)	-	-	685
State Street Bank & Trust Co.	17,911	(7,533)	-	-	10,378

Total	$576,407	$(378,772)	$-	$-	$197,635

	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount
Citibank, N.A.	$176,787	$(94,992)	$-	$(81,795)	$-
HSBC Bank (USA)	189,502	(189,502)	-	-	-
JPMorgan Securities LLC	32,714	-	-	(32,714)	-
Natwest Markets PLC	86,745	(86,745)	-	-	-
State Street Bank & Trust Co.	7,533	(7,533)	-	-	-

Total	$493,281	$(378,772)	$-	$(114,509)	$-

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

AHL TargetRisk Fund

Offsetting of Financial and Derivative Assets as of June 30, 2024:
	Assets	Liabilities
Futures Contracts(1)(2)	$2,737,672	$1,311,726
Swap Agreement - Centrally cleared(2)	134,471	460,839
Swap Agreement - OTC	-	556,045
Forward Foreign Currency Contracts	320,721	61,446

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$3,192,864	$2,390,056

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(2,872,143)	$(1,772,565)

Total derivative assets and liabilities subject to an MNA	$320,721	$617,491

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of June 30, 2024:
	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
State Street Bank & Trust Co.	$320,721	$(61,446)	$-	$-	$259,275

Total	$320,721	$(61,446)	$-	$-	$259,275

	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount
JPMorgan Securities LLC	$556,045	$-	$-	$(556,045)	$-
State Street Bank & Trust Co.	61,446	(61,446)	-	-	-

Total	$617,491	$(61,446)	$-	$(556,045)	$-

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(2) The securities presented here within are not subject to master netting agreements. As such, this is disclosed for informational purposes only.

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Commodities Risk

The Funds’ investments in commodity-linked derivative instruments may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in supply and demand, drought, floods, weather, livestock disease, embargoes, tariffs, war, acts of terrorism and international economic, political and regulatory developments. The Funds and the Subsidiaries each may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Funds and the Subsidiaries may be more susceptible to risks associated with those sectors. The Funds’ investments in commodity-related instruments may lead to losses in excess of the Funds’ investment in such products. Such losses can significantly and adversely affect the NAV of the Funds and, consequently, a shareholder’s interest in the Funds.

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

Counterparty Risk

There are two separate categories of counterparty risk that arise out of a Fund’s investments in derivatives. The first relates to the risk that its swap counterparty defaults, and the second category relates to the risk that a futures commission merchant (“FCM”) would default on an obligation set forth in an agreement between a Fund and the FCM. As for the first category of risk, entering into derivatives in the OTC market involves counterparty risk, which is the risk that the dealer providing the derivative or other product will fail to timely perform its payment and other obligations or experience financial difficulties, which may include filing for bankruptcy. Therefore, to the extent that a Fund engages in trading in OTC markets, a Fund could be exposed to greater risk of loss through default than if it confined its trading to transactions that are centrally cleared. The second category of risk exists at and from the time that a Fund enters into derivatives transactions that are centrally cleared. In such cases, a clearing organization becomes a Fund’s counterparty and the principal counterparty risk is that the clearing organization itself will default. In addition, the FCM may hold margin posted in connection with those contracts and that margin may be rehypothecated (or re-pledged) by the FCM and lost or its return delayed due to a default by the FCM or other customer of the FCM. The FCM may itself file for bankruptcy, which would either delay the return of, or jeopardize altogether the assets posted by the FCM as margin in response to margin calls relating to cleared positions. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruptions, a Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for a Fund.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Funds may have an adverse impact on its price and make it difficult for the Funds to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Funds can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge its currency risks.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may at times be illiquid, and the Funds may not be able to close out or sell a derivative at a particular time or at an anticipated price. Certain derivatives may be difficult to value, and valuation may be more difficult in times of market turmoil.

Derivatives may also be more volatile than other types of investments. The Funds may buy or sell derivatives not traded on an exchange, which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, the Funds may not recover their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty. Ongoing changes to the regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit a Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Hedging Risk

If the Funds use a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Funds’ return, or create a loss.

High Portfolio Turnover Risk

Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase a Fund’s transaction costs because of increased broker commissions resulting from such transactions. These costs are not reflected in the Funds’ annual operating expenses or in the expense example, but they can have a negative impact on performance. Frequent trading by the Funds could also result in increased realized net capital gains, distributions of which are taxable to the Funds’ shareholders (including net short-term capital gain distributions, which are taxable to them as ordinary income).

High-Yield Securities Risk

Exposure to high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks than an investment in investment grade securities. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price a Fund desires. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. High-yield securities may experience greater price volatility and less liquidity than investment grade securities. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Funds may lose its entire investment.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed income securities or derivatives, will move in the opposite direction to movements in interest rates. The prices of fixed income securities or derivatives are also affected by their durations. Fixed income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. Extremely low or negative interest rates may become more prevalent among U.S. and foreign issuers. To the extent a Fund holds an investment with a negative interest rate to maturity, a Fund may generate a negative return on that investment. Conversely, in the future, interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to a Fund.

Leverage Risk

Financial leverage magnifies the exposure to the movement in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that a Fund will have the potential for greater losses than if a Fund does not use the derivative instruments that have a leveraging effect. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in a Fund’s exposure to an asset or class of assets and may cause a Fund’s NAV to be volatile.

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

A Fund may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in other investments. Such investments may have the effect of leveraging a Fund because a Fund may experience gains or losses not only on its investments in derivatives, but also on the investments purchased with the remainder of the assets. If the value of a Fund’s investments in derivatives is increasing, this could be offset by declining values of a Fund’s other investments. Conversely, it is possible that the rise in the value of a Fund’s non-derivative investments could be offset by a decline in the value of a Fund’s investments in derivatives. In either scenario, a Fund may experience losses. In a market where the value of a Fund’s investments in derivatives is declining and the value of its other investments is declining, a Fund may experience substantial losses. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. In addition, the costs that a Fund pays to engage in these practices are additional costs borne by a Fund and could reduce or eliminate any net investment profits.

LIBOR Risk

Certain of the instruments identified in a Fund’s principal investment strategies have coupon rates or may provide exposure to underlying investments with coupon rates, that are based on the ICE LIBOR (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings within certain financial markets.

Most maturities and currencies of LIBOR were phased out at the end of 2021, with the remaining ones phased out on June 30, 2023. These events and any additional regulatory or market changes may have an adverse impact on a Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR. SOFR has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a Reference Rate in the United States and U.S. law required that contracts without a practicable LIBOR alternative default to SOFR plus a set spread beginning in mid-2023. Other countries have undertaken similar initiatives to identify replacement Reference Rates for LIBOR in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new Reference Rate, as well as risks associated with using a new Reference Rate with respect to new investments and transactions. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that relied on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact a Fund. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV.

Liquidity Risk

When there is little or no active trading market for a specific type of security, it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by a Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, a Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

Market Direction Risk

Since the Funds will typically hold both long and short positions, an investment in the Funds will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Funds’ results could suffer both when there is a general market advance and the Funds hold significant “short” positions, and when there is a general market decline and the Funds hold significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

Market Timing Risk

The Funds are subject to the risk of market timing activities by investors due to the Funds’ investments in high yield, and foreign securities, or its exposure to foreign securities through the derivatives it holds. If the Funds trade foreign securities, it generally prices these foreign securities using their closing prices from the foreign markets in which they trade, which typically is prior to the Funds’ calculation of its net asset value (“NAV”). These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. Frequent trading by Funds shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

Non-Diversification Risk

The Funds are non-diversified, which means the Funds may focus their investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Obsolescence Risk

The Funds are unlikely to be successful in its quantitative trading strategies unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the models do not reflect certain factors, and the sub-advisor does not successfully address such omission through its testing and evaluation and modify the models accordingly, major losses may result – all of which will be borne by the Funds. The sub-advisor will continue to test, evaluate and add new Models, which may lead to the Models being modified from time to time. Any modification of the Models or strategies will not be subject to any requirement that shareholders receive notice of the change or that they consent to it. There can be no assurance as to the effects (positive or negative) of any modification to the Models or strategies on a Fund’s performance.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment may decline, adversely affecting the Funds’ performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Short Position Risk

The Funds’ losses are potentially unlimited in a short position transaction because there is potentially no limit on the amount that the security that the Funds are required to purchase may have appreciated. Because the Funds may invest the proceeds of a short sale, another effect of short selling on the Funds is similar to the effect of leverage, in that it amplifies changes in the Funds’ net asset value since it increases the exposure of the Funds to the market.

Sovereign and Quasi Sovereign Debt Risk

An investment in sovereign and quasi-sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign and quasi-sovereign debt securities. These investments are issued or guaranteed by a sovereign government or entity affiliated with or backed by a sovereign government. The issuer of

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

the sovereign or quasi-sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Funds may have limited recourse in the event of a default. In addition, these investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or receive further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

Subsidiaries Risk

There can be no assurance that the investment objective of a Subsidiary will be achieved. The Subsidiaries are not registered under the Act, and are not subject to all the investor protections of the Act. However, each Fund wholly owns and controls its respective Subsidiary, and each Fund and its respective Subsidiary are both managed by the Manager and the sub-advisor pursuant to separate agreements, making it unlikely that a Subsidiary will take action contrary to the interests of its respective Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Funds, including its investment in the Subsidiaries, and each Fund’s role as sole shareholder of its respective Subsidiary. Changes in the laws of the United States and/or the Cayman Islands, under which the Funds and Subsidiaries, respectively, are organized, could result in the inability of the Funds and/or Subsidiaries to operate as described in the Prospectus and could negatively affect the Funds and their respective shareholders. For example, the Cayman Islands government has undertaken not to impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. Rulemaking by the CFTC or other regulatory initiatives may affect the Funds’ ability to use its respective Subsidiary to pursue its investment strategies.

Swap Agreement Risk

Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leveraging risk. If swaps are used as a hedging strategy, the Funds are subject to the risk that the hedging strategy may not eliminate the risk that is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Interest rate swaps, total return swaps, currency swaps, credit default swaps and commodities swaps are subject to counterparty risk, credit risk and liquidity risk. In addition, interest rate swaps are subject to interest rate risk, total return swaps are subject to market risk, and interest rate risk if the underlying securities are bonds or other debt obligations, currency swaps are subject to currency risk, and commodities swaps are subject to commodities risk.

Tax Risk

To qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) (“RIC”), the Funds must, among other requirements, derive at least 90% of their gross income for each taxable year from “qualifying income.” Income from certain commodity-linked derivative instruments in which the AHL Managed Futures Strategy and AHL TargetRisk Funds invest is not

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

considered qualifying income. These Funds will therefore restrict their income from direct investments in those instruments, such as commodity-linked swaps, to a maximum of 10% of their gross income for each taxable year. Each of these Fund’s investment in its Subsidiary is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Internal Revenue Service (“IRS”) issued a large number of private letter rulings (“PLRs”) (which the Funds may not cite as precedent) from 2006 to 2011 that income a RIC derives from a wholly owned foreign subsidiary (a “controlled foreign corporation” or “CFC”) (such as the Subsidiary) that earns income derived from commodity-linked derivative instruments is qualifying income. Treasury regulations published on March 19, 2019, provide that income inclusions of a RIC from a CFC are qualifying income for the RIC whether or not the CFC makes distributions to the RIC out of its associated earnings and profits for the applicable taxable year. The federal income tax treatment of a Fund’s commodity-linked investments and income from its Subsidiary may be materially adversely affected by future legislation, other Treasury regulations, and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M or otherwise materially affect the character, timing or recognition, and/or amount of a Fund’s taxable income and/or net capital gains and, therefore, the distributions the Funds make.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

Volatility Risk

The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ NAV per share to experience significant increases or declines in value over short periods of time. Market interest rate changes may also cause the Funds’ NAV per share to experience volatility. This is because the value of an obligation asset in the Funds is partially a function of whether it is paying what the market perceives to be a market rate of interest for the particular obligation given its individual credit and other characteristics. If market interest rates change, an obligation’s value could be affected to the extent the interest rate paid on that obligation does not reset at the same time.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2023 AHL Managed Futures Strategy Fund and AHL TargetRisk Fund and the tax year ended December 31, 2023 for AHL Multi-Alternatives Fund remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

As of June 30, 2024, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AHL Managed Futures Strategy	$3,042,571,594	$154,988,883	$(188,359,693)	$(33,370,810)
AHL Multi-Alternatives	33,770,744	1,007,393	(585,670)	421,723
AHL TargetRisk	282,659,724	1,813,376	(6,624,447)	(4,811,071)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of December 31, 2023, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
AHL Managed Futures Strategy	$168,296,202	$108,256,052
AHL Multi-Alternatives Fund	–	–
AHL TargetRisk	67,311,295	53,352,045

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended June 30, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
AHL Managed Futures Strategy	$-	$-	$-	$-
AHL Multi-Alternatives Fund	1,226,957	2,507,066	1,221,530	1,513,085
AHL TargetRisk	16,189,478	26,396,577	12,748,909	12,280,632

9. Borrowing Arrangements

Effective November 10, 2023 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 8, 2024, unless extended by the Bank or

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 9, 2023.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 9, 2023.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended June 30, 2024, the Funds did not utilize these facilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	10,779,696	$112,470,526	50,593,874	$512,372,686
Reinvestment of dividends	–	–	534,514	5,280,994
Shares redeemed	(12,535,433)	(131,266,968)	(43,539,506)	(443,006,379)

Net increase (decrease) in shares outstanding	(1,755,737)	$(18,796,442)	7,588,882	$74,647,301

	Y Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	52,740,497	$538,511,133	114,825,737	$1,164,198,999
Reinvestment of dividends	–	–	2,148,446	21,119,221
Shares redeemed	(43,712,242)	(451,169,977)	(145,587,565)	(1,463,885,329)

Net increase (decrease) in shares outstanding	9,028,255	$87,341,156	(28,613,382)	$(278,567,109)

	Investor Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	730,617	$7,385,978	2,441,426	$24,487,587
Reinvestment of dividends	–	–	28,164	273,189
Shares redeemed	(740,249)	(7,595,260)	(4,337,236)	(43,605,644)

Net (decrease) in shares outstanding	(9,632)	$(209,282)	(1,867,646)	$(18,844,868)

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

	A Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
AHL Managed Futures Strategy Fund	Shares	Amount	Shares		Amount
Shares sold	1,909,480	$19,216,060	9,847,242		$98,095,203
Reinvestment of dividends	–	–	29,194		283,477
Shares redeemed	(1,701,178)	(16,964,529)	(19,934,544)		(197,233,014)

Net increase (decrease) in shares outstanding	208,302	$2,251,531	(10,058,108)		$(98,854,334)

	C Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
AHL Managed Futures Strategy Fund	Shares	Amount	Shares		Amount
Shares sold	287,722	$2,809,998	769,490		$7,346,649
Reinvestment of dividends	–	–	–		–
Shares redeemed	(340,434)	(3,316,007)	(970,673)		(9,203,217)

Net (decrease) in shares outstanding	(52,712)	$(506,009)	(201,183)		$(1,856,568)

	Y Class
	Six Months Ended June 30, 2024		August 17, 2023A to December 31, 2023
	(unaudited)
AHL Multi-Alternatives Fund	Shares	Amount	Shares		Amount
Shares sold	189,043	$2,027,365	668,826	B	$6,708,801	B
Reinvestment of dividends	–	–	9,885		100,429
Shares redeemed	(55,623)	(594,184)	(22,155)		(224,599)

Net increase in shares outstanding	133,420	$1,433,181	656,556		$6,584,631

	A Class
	Six Months Ended June 30, 2024		August 17, 2023A to December 31, 2023
	(unaudited)
AHL Multi-Alternatives Fund	Shares	Amount	Shares		Amount
Shares sold	–	$–	–	B	$–	B
Reinvestment of dividends			148		1,505
Shares redeemed			–		–

Net increase in shares outstanding	–	$–	148		$1,505

	C Class
	Six Months Ended June 30, 2024		August 17, 2023A to December 31, 2023
	(unaudited)
AHL Multi-Alternatives Fund	Shares	Amount	Shares		Amount
Shares sold	–	$–	–	B	$–	B
Reinvestment of dividends		–	149		1,505
Shares redeemed	–	–	–		–

Net increase in shares outstanding	–	$–	149		$1,505

	R6 Class
	Six Months Ended June 30, 2024		August 17, 2023A to December 31, 2023
	(unaudited)
AHL Multi-Alternatives Fund	Shares	Amount	Shares		Amount
Shares sold	725,674	$7,582,564	250,001	B	$2,500,010	B
Reinvestment of dividends	–	–	36,588		371,735
Shares redeemed	(35,211)	(389,385)	(476,963)		(4,869,793)

Net increase (decrease) in shares outstanding	690,463	$7,193,179	(190,374)		$(1,998,048)

American Beacon FundsSM

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)

	R5 Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	198,388	$2,211,103	805,106	$8,146,521
Reinvestment of dividends	–	–	77,394	810,314
Shares redeemed	(503,847)	(5,554,757)	(5,707,271)	(58,467,743)

Net (decrease) in shares outstanding	(305,459)	$(3,343,654)	(4,824,771)	$(49,510,908)

	Y Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	5,586,165	$62,832,791	7,224,904	$73,079,633
Reinvestment of dividends	–	–	822,035	8,606,708
Shares redeemed	(3,268,676)	(35,456,600)	(21,491,044)	(218,043,679)

Net increase (decrease) in shares outstanding	2,317,489	$27,376,191	(13,444,105)	$(136,357,338)

	Investor Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	280,672	$3,135,198	110,005	$1,121,346
Reinvestment of dividends	–	–	24,213	252,780
Shares redeemed	(598,126)	(6,502,639)	(619,817)	(6,202,663)

Net (decrease) in shares outstanding	(317,454)	$(3,367,441)	(485,599)	$(4,828,537)

	A Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	30,608	$331,384	176,241	$1,783,437
Reinvestment of dividends	–	–	9,819	102,125
Shares redeemed	(80,315)	(860,088)	(305,755)	(3,093,481)

Net (decrease) in shares outstanding	(49,707)	$(528,704)	(119,695)	$(1,207,919)

	C Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
AHL TargetRisk Fund	Shares	Amount	Shares	Amount
Shares sold	30,069	$312,928	50,393	$502,531
Reinvestment of dividends	–	–	23,411	241,366
Shares redeemed	(175,298)	(1,882,743)	(440,857)	(4,384,250)

Net (decrease) in shares outstanding	(145,229)	$(1,569,815)	(367,053)	$(3,640,353)

A Commencement of operations.

B Seed capital was received on August 17, 2023 in the amount of $100,000 for the Y Class, $100,000 for the A Class, $100,000 for the C Class and $22,200,000 for the R6 Class. As a result, shares were issued in the amount of 10,000 for the Y Class, 10,000 for the A Class, 10,000 for the C Class and 2,220,000 for the R6 Class.

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023	2022	2021		2020	2019

	(unaudited)
Net asset value, beginning of period	$9.91		$10.42	$10.49	$10.72		$10.22	$10.63

Income (loss) from investment operations:
Net investment income (loss)	0.16		0.43	0.41	(0.18	)B	(1.03)	0.04
Net gains (losses) on investments (both realized and unrealized)	0.60		(0.83)	1.36	0.74		2.10	0.01

Total income (loss) from investment operations	0.76		(0.40)	1.77	0.56		1.07	0.05

Less distributions:
Dividends from net investment income	-		(0.11)	(0.52)	(0.47)		(0.34)	(0.27)
Distributions from net realized gains	-		-	(1.32)	(0.32)		(0.23)	(0.19)

Total distributions	-		(0.11)	(1.84)	(0.79)		(0.57)	(0.46)

Net asset value, end of period	$10.67		$9.91	$10.42	$10.49		$10.72	$10.22

Total returnC	7.67	%D	(3.85)%	16.93%	5.12%		10.67%	0.43%

Ratios and supplemental data:
Net assets, end of period	$773,027,935		$735,326,328	$693,916,735	$473,334,156		$195,920,482	$347,611,671
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsE	1.49	%F	1.51%	1.49%	1.55%		1.59%	1.60%
Expenses, net of reimbursements and/or recoupmentsE	1.49	%F	1.51%	1.48%	1.54%		1.54%	1.54%
Net investment income (loss), before expense reimbursements and/or recoupments	3.51	%F	3.15%	0.08%	(1.58)%		(3.19)%	0.52%
Net investment income (loss), net of reimbursements and/or recoupments	3.51	%F	3.15%	0.09%	(1.57)%		(3.14)%	0.58%
Portfolio turnover rateG	–%		–%	–%	–%		–%	-%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

F	Annualized.
G

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023	2022	2021		2020	2019

	(unaudited)
Net asset value, beginning of period	$9.85		$10.36	$10.43	$10.67		$10.17	$10.58

Income (loss) from investment operations:
Net investment income (loss)	0.21		0.23	0.40	(0.17	)A	0.08	0.08
Net gains (losses) on investments (both realized and unrealized)	0.54		(0.64)	1.36	0.72		0.99	(0.05)

Total income (loss) from investment operations	0.75		(0.41)	1.76	0.55		1.07	0.03

Less distributions:
Dividends from net investment income	–		(0.10)	(0.51)	(0.47)		(0.34)	(0.25)
Distributions from net realized gains	–		–	(1.32)	(0.32)		(0.23)	(0.19)

Total distributions	–		(0.10)	(1.83)	(0.79)		(0.57)	(0.44)

Net asset value, end of period	$10.60		$9.85	$10.36	$10.43		$10.67	$10.17

Total returnB	7.61	%C	(3.99)%	16.95%	5.04%		10.71%	0.34%

Ratios and supplemental data:
Net assets, end of period	$2,506,346,395		$2,239,856,084	$2,650,349,111	$1,608,801,856		$888,669,539	$634,005,786
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsD	1.59	%E	1.60%	1.56%	1.54%		1.64%	1.63%
Expenses, net of reimbursements and/or recoupmentsD	1.59	%E	1.60%	1.55%	1.53%		1.62%	1.64%
Net investment income (loss), before expense reimbursements and/or recoupments	3.41	%E	3.03%	0.00%	(1.48)%		0.02%	0.48%
Net investment income (loss), net of reimbursements and/or recoupments	3.41	%E	3.03%	0.01%	(1.47)%		0.04%	0.47%
Portfolio turnover rateF	–%		–%	–%	–%		–%	-%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

E	Annualized.
F

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023		2022		2021	2020		2019

	(unaudited)
Net asset value, beginning of period	$9.72		$10.21		$10.32		$10.56	$10.07		$10.48

Income (loss) from investment operations:
Net investment income (loss)	0.16		0.27	A	(0.02	)A	(0.17)	(0.04	)A	0.06
Net gains (losses) on investments (both realized and unrealized)	0.57		(0.70)		1.72		0.67	1.07		(0.05)

Total income (loss) from investment operations	0.73		(0.43)		1.70		0.50	1.03		0.01

Less distributions:
Dividends from net investment income	-		(0.06)		(0.49)		(0.42)	(0.31)		(0.23)
Distributions from net realized gains	-		-		(1.32)		(0.32)	(0.23)		(0.19)

Total distributions	-		(0.06)		(1.81)		(0.74)	(0.54)		(0.42)

Net asset value, end of period	$10.45		$9.72		$10.21		$10.32	$10.56		$10.07

Total returnB	7.51	%C	(4.20)%		16.47%		4.69%	10.42%		0.08%

Ratios and supplemental data:
Net assets, end of period	$47,945,308		$44,699,687		$66,007,099		$37,408,089	$31,217,881		$18,716,672
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsD	1.84	%E	1.86%		1.84%		1.93%	1.97%		1.94%
Expenses, net of reimbursements and/or recoupmentsD	1.84	%E	1.86%		1.83%		1.92%	1.92%		1.92%
Net investment income (loss), before expense reimbursements and/or recoupments	3.16	%E	2.74%		(0.20)%		(2.84)%	(0.44)%		0.17%
Net investment income (loss), net of reimbursements and/or recoupments	3.16	%E	2.74%		(0.19)%		(2.83)%	(0.39)%		0.19%
Portfolio turnover rateF	–%		–%		–%		–%	–%		-%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

E	Annualized.
F

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023		2022	2021		2020	2019

	(unaudited)
Net asset value, beginning of period	$9.73		$10.19		$10.32	$10.56		$10.08	$10.49

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.27	A	1.04	(0.16	)A	(0.01)	0.04
Net gains (losses) on investments (both realized and unrealized)	0.56		(0.70)		0.66	0.68		1.03	(0.03)

Total income (loss) from investment operations	0.73		(0.43)		1.70	0.52		1.02	0.01

Less distributions:
Dividends from net investment income	–		(0.03)		(0.51)	(0.44)		(0.31)	(0.23)
Distributions from net realized gains	–		–		(1.32)	(0.32)		(0.23)	(0.19)

Total distributions	–		(0.03)		(1.83)	(0.76)		(0.54)	(0.42)

Net asset value, end of period	$10.46		$9.73		$10.19	$10.32		$10.56	$10.08

Total returnB	7.50	%C	(4.21)%		16.53%	4.88%		10.31%	0.06%

Ratios and supplemental data:
Net assets, end of period	$98,129,791		$89,278,134		$195,971,375	$9,680,124		$4,653,583	$4,229,124
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsD	1.87	%E	1.89%		1.80%	1.82%		1.91%	1.89%
Expenses, net of reimbursements and/or recoupmentsD	1.87	%E	1.89%		1.79%	1.81%		1.90%	1.94%
Net investment income (loss), before expense reimbursements and/or recoupments	3.13	%E	2.70%		0.45%	(1.44)%		(0.69)%	0.22%
Net investment income (loss), net of reimbursements and/or recoupments	3.13	%E	2.70%		0.46%	(1.43)%		(0.68)%	0.17%
Portfolio turnover rateF	–%		–%		–%	–%		–%	-%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

E	Annualized.
F

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023	2022		2021		2020		2019

	(unaudited)
Net asset value, beginning of period	$9.34		$9.81	$10.00		$10.27		$9.82		$10.25

Income (loss) from investment operations:
Net investment income (loss)	0.11		0.16	(0.09	)A	(0.33	)A	(0.11	)A	(0.06	)A
Net gains (losses) on investments (both realized and unrealized)	0.55		(0.63)	1.66		0.75		1.04		(0.02)

Total income (loss) from investment operations	0.66		(0.47)	1.57		0.42		0.93		(0.08)

Less distributions:
Dividends from net investment income	-		-	(0.44)		(0.37)		(0.25)		(0.16)
Distributions from net realized gains	-		-	(1.32)		(0.32)		(0.23)		(0.19)

Total distributions	-		-	(1.76)		(0.69)		(0.48)		(0.35)

Net asset value, end of period	$10.00		$9.34	$9.81		$10.00		$10.27		$9.82

Total returnB	7.07	%C	(4.79)%	15.71%		4.01%		9.62%		(0.78)%

Ratios and supplemental data:
Net assets, end of period	$33,041,473		$31,340,562	$34,906,077		$15,052,491		$9,482,185		$6,352,147
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsD	2.55	%E	2.55%	2.53%		2.55%		2.65%		2.64%
Expenses, net of reimbursements and/or recoupmentsD	2.55	%E	2.55%	2.52%		2.54%		2.64%		2.69%
Net investment income (loss), before expense reimbursements and/or recoupments	2.45	%E	2.09%	(0.82)%		(3.06)%		(1.07)%		(0.53)%
Net investment income (loss), net of reimbursements	2.45	%E	2.09%	(0.81)%		(3.05)%		(1.06)%		(0.58)%
Portfolio turnover rateF	–%		–%	–%		–%		–%		-%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

E	Annualized.
F

Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30,		August 17, 2023A to December 31,
	2024		2023

	(unaudited)
Net asset value, beginning of period	$10.20		$10.00

Income (loss) from investment operations:
Net investment income	0.17		0.08
Net gains on investments (both realized and unrealized)	0.61		0.27

Total income (loss) from investment operations	0.78		0.35

Less distributions:
Dividends from net investment income	-		(0.08)
Distributions from net realized gains	-		(0.07)

Total distributions	-		(0.15)

Net asset value, end of period	$10.98		$10.20

Total returnB	7.65	%C	3.51	%C

Ratios and supplemental data:
Net assets, end of period	$8,786,383		$6,800,010
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsD	2.49	%E F	3.99	%E F
Expenses, net of reimbursements and/or recoupmentsD	1.33	%E	1.33	%E
Net investment income, before expense reimbursements and/or recoupments	2.36	%E F	0.81	%E F
Net investment income, net of reimbursements and/or recoupments	3.52	%E	3.47	%E
Portfolio turnover rate	70	%C	83	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Multi-Alternatives Company, Ltd.

E	Annualized.
F	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30, 2024		August 17, 2023A to December 31, 2023

	(unaudited)
Net asset value, beginning of period	$10.19		$10.00

Income (loss) from investment operations:
Net investment income	0.17		0.12
Net gains on investments (both realized and unrealized)	0.60		0.22

Total income (loss) from investment operations	0.77		0.34

Less distributions:
Dividends from net investment income	–		(0.08)
Distributions from net realized gains	–		(0.07)

Total distributions	–		(0.15)

Net asset value, end of period	$10.96		$10.19

Total returnB	7.56	%C	3.41	%C

Ratios and supplemental data:
Net assets, end of period	$111,220		$103,423
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsD	4.54	%E F	8.22	%E F
Expenses, net of reimbursements and/or recoupmentsD	1.56	%E	1.56	%E
Net investment income (loss), before expense reimbursements and/or recoupments	0.29	%E F	(3.53	)%E F
Net investment income, net of reimbursements and/or recoupments	3.27	%E	3.13	%E
Portfolio turnover rate	70	%C	83	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Multi-Alternatives Company, Ltd.

E	Annualized.
F	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30, 2024		August 17, 2023A to December 31, 2023

	(unaudited)
Net asset value, beginning of period	$10.16		$10.00

Income (loss) from investment operations:
Net investment income	0.13		0.09
Net gains on investments (both realized and unrealized)	0.60		0.22

Total income (loss) from investment operations	0.73		0.31

Less distributions:
Dividends from net investment income	-		(0.08)
Distributions from net realized gains	-		(0.07)

Total distributions	-		(0.15)

Net asset value, end of period	$10.89		$10.16

Total returnB	7.19	%C	3.11	%C

Ratios and supplemental data:
Net assets, end of period	$110,497		$103,135
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsD	5.30	%E F	8.97	%E F
Expenses, net of reimbursements and/or recoupmentsD	2.31	%E	2.31	%E
Net investment (loss), before expense reimbursements and/or recoupments	(0.47	)%E F	(4.28	)%E F
Net investment income, net of reimbursements and/or recoupments	2.52	%E	2.38	%E
Portfolio turnover rate	70	%C	83	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Multi-Alternatives Company, Ltd.

E	Annualized.
F	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon AHL Multi-Alternatives FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended June 30, 2024		August 17, 2023A to December 31, 2023

	(unaudited)
Net asset value, beginning of period	$10.20		$10.00

Income from investment operations:
Net investment income	0.16		0.14
Net gains on investments (both realized and unrealized)	0.63		0.21

Total income from investment operations	0.79		0.35

Less distributions:
Dividends from net investment income	-		(0.08)
Distributions from net realized gains	-		(0.07)

Total distributions	-		(0.15)

Net asset value, end of period	$10.99		$10.20

Total returnB	7.75	%C	3.51	%C

Ratios and supplemental data:
Net assets, end of period	$29,891,818		$20,707,713
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsD	2.37	%E F	3.83	%E F
Expenses, net of reimbursements and/or recoupmentsD	1.23	%E	1.23	%E
Net investment income, before expense reimbursements and/or recoupments	2.46	%E F	0.86	%E F
Net investment income, net of reimbursements and/or recoupments	3.60	%E	3.46	%E
Portfolio turnover rate	70	%C	83	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman Multi-Alternatives Company, Ltd.

E	Annualized.
F	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023		2022		2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$10.55		$9.64		$12.17		$12.75	$12.16	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.20	B	0.33	B	0.13	B	0.21	(0.05)	0.02
Net gains (losses) on investments (both realized and unrealized)	0.69		1.01		(2.12)		1.53	0.74	2.69

Total income (loss) from investment operations	0.89		1.34		(1.99)		1.74	0.69	2.71

Less distributions:
Dividends from net investment income	-		(0.43)		(0.36)		(0.97)	(0.03)	(0.02)
Distributions from net realized gains	-		-		(0.18)		(1.35)	(0.07)	(0.53)

Total distributions	-		(0.43)		(0.54)		(2.32)	(0.10)	(0.55)

Net asset value, end of period	$11.44		$10.55		$9.64		$12.17	$12.75	$12.16

Total returnC	8.44	%D	13.92%		(16.42)%		13.69%	5.68%	27.06%

Ratios and supplemental data:
Net assets, end of period	$23,449,029		$24,839,297		$69,246,839		$116,339,052	$95,337,373	$12,692,260
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsE	1.11	%F	1.12%		1.08%		1.05%	1.08%	1.59%
Expenses, net of reimbursements and/or recoupmentsE	1.04	%F	1.05	%G	1.05	%G	1.04%	1.04%	1.04%
Net investment income (loss), before expense reimbursements and/or recoupments	3.67	%F	3.21%		1.14%		0.62%	(0.97)%	(0.44)%
Net investment income (loss), net of reimbursements and/or recoupments	3.74	%F	3.28%		1.17%		0.63%	(0.93)%	0.11%
Portfolio turnover rate	44	%D	135%		277%		195%	197%	77%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman TargetRisk Company, Ltd.

F	Annualized.
G

Includes non-operating expenses consisting of dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.04% and 1.04% for the year ended December 31, 2023 and December 31, 2022, respectively.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023		2022		2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$10.55		$9.64		$12.16		$12.74	$12.16	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.42		0.33	A	0.11	A	0.28	(0.05)	(0.02)
Net gains (losses) on investments (both realized and unrealized)	0.46		0.99		(2.11)		1.46	0.73	2.73

Total income (loss) from investment operations	0.88		1.32		(2.00)		1.74	0.68	2.71

Less distributions:
Dividends from net investment income	-		(0.41)		(0.34)		(0.97)	(0.03)	(0.02)
Distributions from net realized gains	-		-		(0.18)		(1.35)	(0.07)	(0.53)

Total distributions	-		(0.41)		(0.52)		(2.32)	(0.10)	(0.55)

Net asset value, end of period	$11.43		$10.55		$9.64		$12.16	$12.74	$12.16

Total returnB	8.34	%C	13.77%		(16.45)%		13.66%	5.55%	27.06%

Ratios and supplemental data:
Net assets, end of period	$276,007,706		$230,217,307		$340,103,816		$756,225,072	$665,119,502	$118,366,001
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsD	1.21	%E	1.17%		1.11%		1.07%	1.13%	1.62%
Expenses, net of reimbursements and/or recoupmentsD	1.21	%E	1.16%		1.10%		1.07%	1.11%	1.14%
Net investment income (loss), before expense reimbursements and/or recoupments	3.59	%E	3.25%		1.03%		0.58%	(1.18)%	(1.13)%
Net investment income (loss), net of reimbursements and/or recoupments	3.59	%E	3.26%		1.04%		0.58%	(1.16)%	(0.65)%
Portfolio turnover rate	44	%C	135%		277%		195%	197%	77%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman TargetRisk Company, Ltd.

E	Annualized.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023		2022		2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$10.52		$9.61		$12.11		$12.70	$12.14	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.17	A	0.30	A	0.09	A	0.21	(0.13)	(0.07)
Net gains (losses) on investments (both realized and unrealized)	0.69		0.99		(2.10)		1.47	0.76	2.76

Total income (loss) from investment operations	0.86		1.29		(2.01)		1.68	0.63	2.69

Less distributions:
Dividends from net investment income	-		(0.38)		(0.31)		(0.92)	-	(0.02)
Distributions from net realized gains	-		-		(0.18)		(1.35)	(0.07)	(0.53)

Total distributions	-		(0.38)		(0.49)		(2.27)	(0.07)	(0.55)

Net asset value, end of period	$11.38		$10.52		$9.61		$12.11	$12.70	$12.14

Total returnB	8.17	%C	13.48%		(16.65)%		13.24%	5.18%	26.85%

Ratios and supplemental data:
Net assets, end of period	$4,207,526		$7,227,795		$11,271,945		$18,344,072	$16,012,197	$8,469,551
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsD	1.55	%E	1.41%		1.41%		1.42%	1.45%	1.93%
Expenses, net of reimbursements and/or recoupmentsD	1.55	%E	1.41%		1.41%		1.42%	1.42%	1.42%
Net investment income (loss), before expense reimbursements and/or recoupments	3.10	%E	2.96%		0.80%		0.29%	(1.70)%	(1.49)%
Net investment income (loss), net of reimbursements and/or recoupments	3.10	%E	2.96%		0.80%		0.29%	(1.67)%	(0.98)%
Portfolio turnover rate	44	%C	135%		277%		195%	197%	77%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman TargetRisk Company, Ltd.

E	Annualized.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023		2022		2021	2020		2019A

	(unaudited)
Net asset value, beginning of period	$10.48		$9.58		$12.08		$12.68	$12.12		$11.32

Income (loss) from investment operations:
Net investment income (loss)	0.17	B	0.29	B	0.10	B	0.25	(0.10)		(0.03)
Net gains (losses) on investments (both realized and unrealized)	0.68		0.98		(2.10)		1.45	0.73		1.38

Total income (loss) from investment operations	0.85		1.27		(2.00)		1.70	0.63		1.35

Less distributions:
Dividends from net investment income	-		(0.37)		(0.32)		(0.95)	(0.00	)C	(0.02)
Distributions from net realized gains	-		-		(0.18)		(1.35)	(0.07)		(0.53)

Total distributions	-		(0.37)		(0.50)		(2.30)	(0.07)		(0.55)

Net asset value, end of period	$11.33		$10.48		$9.58		$12.08	$12.68		$12.12

Total returnD	8.11	%E	13.25%		(16.56)%		13.38%	5.19%		11.89	%E

Ratios and supplemental data:
Net assets, end of period	$2,406,672		$2,745,472		$3,656,374		$5,381,597	$4,007,021		$1,469,217
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsG	1.63	%F	1.58%		1.33%		1.30%	1.45%		2.33	%F
Expenses, net of reimbursements and/or recoupmentsG	1.59	%F H	1.57%		1.32%		1.30%	1.44%		1.44	%F
Net investment income (loss), before expense reimbursements and/or recoupments	3.12	%F	2.84%		0.89%		1.06%	(1.57)%		(1.73	)%F
Net investment income (loss), net of reimbursements and/or recoupments	3.16	%F	2.85%		0.90%		1.06%	(1.56)%		(0.84	)%F
Portfolio turnover rate	44	%E	135%		277%		195%	197%		77	%E

A	Commenced operations on April 30, 2019.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman TargetRisk Company, Ltd.

H	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 1, 2024.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023		2022		2021		2020	2019A

	(unaudited)
Net asset value, beginning of period	$10.39		$9.49		$11.92		$12.55		$12.09	$11.32

Income (loss) from investment operations:
Net investment income (loss)	0.14	B	0.23	B	0.01	B	(0.02	)B	(0.17)	(0.06)
Net gains (losses) on investments (both realized and unrealized)	0.67		0.96		(2.06)		1.59		0.70	1.36

Total income (loss) from investment operations	0.81		1.19		(2.05)		1.57		0.53	1.30

Less distributions:
Dividends from net investment income	-		(0.29)		(0.20)		(0.85)		-	-
Distributions from net realized gains	-		-		(0.18)		(1.35)		(0.07)	(0.53)

Total distributions	-		(0.29)		(0.38)		(2.20)		(0.07)	(0.53)

Net asset value, end of period	$11.20		$10.39		$9.49		$11.92		$12.55	$12.09

Total returnC	7.80	%D	12.59%		(17.19)%		12.51%		4.37%	11.42	%D

Ratios and supplemental data:
Net assets, end of period	$8,018,643		$8,944,023		$11,650,636		$20,623,659		$14,969,947	$5,702,552
Ratios to average net assets:
Expenses, before reimbursements and/or recoupmentsF	2.21	%E	2.15%		2.10%		2.06%		2.20%	2.76	%E
Expenses, net of reimbursements and/or recoupmentsF	2.21	%E	2.14%		2.09%		2.06%		2.19%	2.19	%E
Net investment income (loss), before expense reimbursements and/or recoupments	2.55	%E	2.26%		0.09%		(0.15)%		(2.34)%	(2.28	)%E
Net investment income (loss), net of reimbursements	2.55	%E	2.27%		0.10%		(0.15)%		(2.33)%	(1.71	)%E
Portfolio turnover rate	44	%D	135%		277%		195%		197%	77	%D

A	Commenced operations on April 30, 2019.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F

Please refer to the Expense Reimbursement Plan in Note 2 of the Notes to the Consolidated Financial Statements for information related to the voluntary fees waived and expenses reimbursed at the American Beacon Cayman TargetRisk Company, Ltd.

See accompanying notes

American Beacon FundsSM

Affirmation of the Commodity Pool Operator

June 30, 2024 (Unaudited)

To the best of my knowledge and belief, the information contained in the attached financial statements for the American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL Multi-Alternatives Fund and American Beacon AHL TargetRisk Fund for the period from January 1, 2024 to June 30, 2024, is accurate and complete.

Sonia L. Bates, Treasurer

American Beacon Advisors, Inc.

Commodity Pool Operator for the

American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL Multi-Alternatives Fund and

American Beacon AHL TargetRisk Fund

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL Multi-Alternatives Fund and American Beacon AHL Target Risk Fund are service marks of American Beacon Advisors, Inc.

SAR 06/24

American Beacon®
FUNDS

2024

SEMI-ANNUAL FINANCIAL STATEMENTS

June 30, 2024

MAN LARGE CAP GROWTH FUND

MAN LARGE CAP VALUE FUND

Man 0624

American Beacon Funds

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	June 30, 2024

Additional Fund Information	Back Cover

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

June 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.17%

Communication Services - 11.63%

Entertainment - 0.49%
Netflix, Inc.A	1,510	$1,019,069

Interactive Media & Services - 11.14%
Alphabet, Inc., Class A	70,200	12,786,930
Meta Platforms, Inc., Class A	14,320	7,220,430
Pinterest, Inc., Class AA	67,400	2,970,318

		22,977,678

Total Communication Services		23,996,747

Consumer Discretionary - 9.11%

Broadline Retail - 5.64%
Amazon.com, Inc.A	56,400	10,899,300
Etsy, Inc.A	12,500	737,250

		11,636,550

Hotels, Restaurants & Leisure - 2.56%
Booking Holdings, Inc.	1,333	5,280,679

Household Durables - 0.48%
NVR, Inc.A	130	986,513

Textiles, Apparel & Luxury Goods - 0.43%
Lululemon Athletica, Inc.A	3,000	896,100

Total Consumer Discretionary		18,799,842

Consumer Staples - 2.93%

Consumer Staples Distribution & Retail - 2.93%
Costco Wholesale Corp.	2,510	2,133,475
Target Corp.	26,400	3,908,256

		6,041,731

Total Consumer Staples		6,041,731

Energy - 2.96%

Oil, Gas & Consumable Fuels - 2.96%
HF Sinclair Corp.	14,700	784,098
Valero Energy Corp.	34,000	5,329,840

		6,113,938

Total Energy		6,113,938

Financials - 7.04%

Banks - 0.49%
JPMorgan Chase & Co.	5,000	1,011,300

Financial Services - 4.59%
Mastercard, Inc., Class A	16,600	7,323,256
Visa, Inc., Class A	8,200	2,152,254

		9,475,510

Insurance - 1.96%
Arch Capital Group Ltd.A	40,100	4,045,689

Total Financials		14,532,499

See accompanying notes

1

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

June 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.17% (continued)

Health Care - 13.11%

Biotechnology - 3.17%
AbbVie, Inc.	17,900	$3,070,208
Incyte Corp.A	15,000	909,300
Regeneron Pharmaceuticals, Inc.A	2,430	2,554,003

		6,533,511

Health Care Equipment & Supplies - 2.07%
Abbott Laboratories	12,000	1,246,920
ABIOMED, Inc.A B C	4,500	-
Edwards Lifesciences Corp.A	15,800	1,459,446
IDEXX Laboratories, Inc.A	3,200	1,559,040

		4,265,406

Health Care Providers & Services - 2.95%
DaVita, Inc.A	8,500	1,177,845
McKesson Corp.	8,400	4,905,936

		6,083,781

Health Care Technology - 1.21%
Veeva Systems, Inc., Class AA	13,700	2,507,237

Life Sciences Tools & Services - 0.85%
West Pharmaceutical Services, Inc.	5,330	1,755,648

Pharmaceuticals - 2.86%
Merck & Co., Inc.	22,600	2,797,880
Zoetis, Inc.	17,900	3,103,144

		5,901,024

Total Health Care		27,046,607

Industrials - 6.05%

Building Products - 0.25%
Trane Technologies PLC	1,540	506,552

Ground Transportation - 3.21%
Uber Technologies, Inc.A	91,100	6,621,148

Machinery - 2.00%
Caterpillar, Inc.	9,000	2,997,900
Graco, Inc.	14,300	1,133,704

		4,131,604

Trading Companies & Distributors - 0.59%
United Rentals, Inc.	1,880	1,215,853

Total Industrials		12,475,157

Information Technology - 43.93%

Electronic Equipment, Instruments & Components - 0.46%
Jabil, Inc.	5,200	565,708
Keysight Technologies, Inc.A	2,800	382,900

		948,608

IT Services - 0.84%
Accenture PLC, Class A	5,700	1,729,437

See accompanying notes

2

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

June 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.17% (continued)

Information Technology - 43.93% (continued)

Semiconductors & Semiconductor Equipment - 18.24%
Advanced Micro Devices, Inc.A	5,900	$957,039
Applied Materials, Inc.	19,100	4,507,409
Broadcom, Inc.	3,900	6,261,567
KLA Corp.	8,500	7,008,335
Lam Research Corp.	1,200	1,277,820
Lattice Semiconductor Corp.A	18,700	1,084,413
NVIDIA Corp.	106,300	13,132,302
QUALCOMM, Inc.	17,100	3,405,978

		37,634,863

Software - 19.34%
Adobe, Inc.A	9,200	5,110,968
ANSYS, Inc.A	4,310	1,385,665
AppLovin Corp., Class AA	19,900	1,656,078
Autodesk, Inc.A	4,600	1,138,270
Cadence Design Systems, Inc.A	15,100	4,647,025
Crowdstrike Holdings, Inc., Class AA	10,640	4,077,142
Datadog, Inc., Class AA	8,900	1,154,241
Fortinet, Inc.A	55,600	3,351,012
Microsoft Corp.	24,600	10,994,970
Palo Alto Networks, Inc.A	5,920	2,006,939
Salesforce, Inc.	10,290	2,645,559
Workday, Inc., Class AA	7,700	1,721,412

		39,889,281

Technology Hardware, Storage & Peripherals - 5.05%
Apple, Inc.	45,900	9,667,458
HP, Inc.	21,700	759,934

		10,427,392

Total Information Technology		90,629,581

Materials - 0.41%

Metals & Mining - 0.41%
Nucor Corp.	5,300	837,824

Total Common Stocks (Cost $137,020,512)		200,473,926

FOREIGN COMMON STOCKS - 0.38% (Cost $711,021)

Financials - 0.38%

Insurance - 0.38%
RenaissanceRe Holdings Ltd.	3,500	782,285

SHORT-TERM INVESTMENTS - 2.39% (Cost $4,930,226)

Investment Companies - 2.39%
American Beacon U.S. Government Money Market Select Fund, 5.18%D E	4,930,226	4,930,226

TOTAL INVESTMENTS - 99.94% (Cost $142,661,759)		206,186,437
OTHER ASSETS, NET OF LIABILITIES - 0.06%		117,704

TOTAL NET ASSETS - 100.00%		$206,304,141

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Value was determined using significant unobservable inputs.

C Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $0 or 0.00% of net assets.

See accompanying notes

3

American Beacon Man Large Cap Growth FundSM

Schedule of Investments

June 30, 2024 (Unaudited)

D The Fund is affiliated by having the same investment advisor.

E 7-day yield.

PLC - Public Limited Company.

Long Futures Contracts Open on June 30, 2024:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Standard & Poor’s 500 Index Futures	13	September 2024	$3,576,903	$3,588,975	$12,072

			$3,576,903	$3,588,975	$12,072

Index Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2024, the investments were classified as described below:

Man Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$200,473,926	$-	$-	$200,473,926
Foreign Common Stocks	782,285	-	-	782,285
Short-Term Investments	4,930,226	-	-	4,930,226

Total Investments in Securities - Assets	$206,186,437	$-	$-	$206,186,437

Financial Derivative Instruments - Assets
Futures Contracts	$12,072	$-	$-	$12,072

Total Financial Derivative Instruments - Assets	$12,072	$-	$-	$12,072

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2024, there were no material transfers into or out of Level 3.

See accompanying notes

4

American Beacon Man Large Cap Value FundSM

Schedule of Investments

June 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.93%

Communication Services - 1.65%

Entertainment - 0.84%
Electronic Arts, Inc.	16,200	$2,257,146

Media - 0.81%
Comcast Corp., Class A	56,000	2,192,960

Total Communication Services		4,450,106

Consumer Discretionary - 4.67%

Automobile Components - 0.61%
BorgWarner, Inc.	51,100	1,647,464

Automobiles - 0.85%
General Motors Co.	49,400	2,295,124

Broadline Retail - 1.63%
eBay, Inc.	81,500	4,378,180

Hotels, Restaurants & Leisure - 0.66%
Expedia Group, Inc.A	14,100	1,776,459

Household Durables - 0.92%
Toll Brothers, Inc.	21,600	2,487,888

Total Consumer Discretionary		12,585,115

Consumer Staples - 6.23%

Beverages - 2.67%
Coca-Cola Co.	113,000	7,192,450

Consumer Staples Distribution & Retail - 3.06%
Walmart, Inc.	121,800	8,247,078

Food Products - 0.50%
Ingredion, Inc.	11,700	1,341,990

Total Consumer Staples		16,781,518

Energy - 8.88%

Energy Equipment & Services - 0.42%
Baker Hughes Co.	32,600	1,146,542

Oil, Gas & Consumable Fuels - 8.46%
Chesapeake Energy Corp.	34,300	2,819,117
Coterra Energy, Inc.	76,700	2,045,589
Exxon Mobil Corp.	36,942	4,252,763
HF Sinclair Corp.	35,000	1,866,900
Marathon Oil Corp.	65,500	1,877,885
Marathon Petroleum Corp.	33,000	5,724,840
Valero Energy Corp.	26,800	4,201,168

		22,788,262

Total Energy		23,934,804

See accompanying notes

5

American Beacon Man Large Cap Value FundSM

Schedule of Investments

June 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.93% (continued)

Financials - 24.28%

Banks - 4.30%
Citigroup, Inc.	23,700	$1,504,002
Citizens Financial Group, Inc.	84,100	3,030,123
JPMorgan Chase & Co.	34,900	7,058,874

		11,592,999

Capital Markets - 2.44%
Affiliated Managers Group, Inc.	3,700	578,051
Jefferies Financial Group, Inc.	63,300	3,149,808
State Street Corp.	38,600	2,856,400

		6,584,259

Consumer Finance - 6.25%
Ally Financial, Inc.	142,600	5,656,942
Capital One Financial Corp.	31,600	4,375,020
Synchrony Financial	144,200	6,804,798

		16,836,760

Financial Services - 4.38%
Berkshire Hathaway, Inc., Class BA	24,110	9,807,948
PayPal Holdings, Inc.A	34,100	1,978,823

		11,786,771

Insurance - 6.91%
Allstate Corp.	15,790	2,521,031
Arch Capital Group Ltd.A	31,700	3,198,213
Everest Group Ltd.	5,640	2,148,953
Hartford Financial Services Group, Inc.	22,300	2,242,042
MetLife, Inc.	70,100	4,920,319
Principal Financial Group, Inc.	26,300	2,063,235
Progressive Corp.	7,300	1,516,283

		18,610,076

Total Financials		65,410,865

Health Care - 18.48%

Biotechnology - 5.24%
Biogen, Inc.A	5,200	1,205,464
Exelixis, Inc.A	79,100	1,777,377
Gilead Sciences, Inc.	47,700	3,272,697
Incyte Corp.A	33,100	2,006,522
Regeneron Pharmaceuticals, Inc.A	2,080	2,186,142
Vertex Pharmaceuticals, Inc.A	7,830	3,670,078

		14,118,280

Health Care Equipment & Supplies - 3.65%
Abbott Laboratories	9,100	945,581
Baxter International, Inc.	6,300	210,735
Boston Scientific Corp.A	33,000	2,541,330
Hologic, Inc.A	37,400	2,776,950
Medtronic PLC	42,600	3,353,046

		9,827,642

Health Care Providers & Services - 3.16%
Centene Corp.A	39,600	2,625,480
Cigna Group	2,510	829,731
CVS Health Corp.	27,200	1,606,432
Elevance Health, Inc.	4,700	2,546,742
McKesson Corp.	1,540	899,421

		8,507,806

See accompanying notes

6

American Beacon Man Large Cap Value FundSM

Schedule of Investments

June 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.93% (continued)

Health Care - 18.48% (continued)

Life Sciences Tools & Services - 0.68%
Agilent Technologies, Inc.	14,100	$1,827,783

Pharmaceuticals - 5.75%
Bristol-Myers Squibb Co.	77,200	3,206,116
Johnson & Johnson	32,000	4,677,120
Merck & Co., Inc.	33,900	4,196,820
Pfizer, Inc.	122,500	3,427,550

		15,507,606

Total Health Care		49,789,117

Industrials - 14.58%

Aerospace & Defense - 2.35%
RTX Corp.	63,200	6,344,648

Building Products - 2.76%
Builders FirstSource, Inc.A	35,000	4,844,350
Masco Corp.	11,600	773,372
Owens Corning	10,400	1,806,688

		7,424,410

Construction & Engineering - 0.21%
EMCOR Group, Inc.	1,520	554,922

Electrical Equipment - 2.56%
Sensata Technologies Holding PLC	46,300	1,731,157
Vertiv Holdings Co.	59,800	5,176,886

		6,908,043

Machinery - 3.40%
AGCO Corp.	17,500	1,712,900
Cummins, Inc.	9,370	2,594,834
Graco, Inc.	21,100	1,672,808
IDEX Corp.	12,700	2,555,240
ITT, Inc.	4,800	620,064

		9,155,846

Passenger Airlines - 0.84%
Delta Air Lines, Inc.	47,500	2,253,400

Professional Services - 2.46%
Automatic Data Processing, Inc.	24,900	5,943,381
Leidos Holdings, Inc.	4,700	685,636

		6,629,017

Total Industrials		39,270,286

Information Technology - 12.99%

Communications Equipment - 1.96%
Cisco Systems, Inc.	111,300	5,287,863

Electronic Equipment, Instruments & Components - 1.47%
Keysight Technologies, Inc.A	14,800	2,023,900
TD SYNNEX Corp.	16,800	1,938,720

		3,962,620

See accompanying notes

7

American Beacon Man Large Cap Value FundSM

Schedule of Investments

June 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.93% (continued)

Information Technology - 12.99% (continued)

IT Services - 0.75%
Amdocs Ltd.	21,100	$1,665,212
Twilio, Inc., Class AA	6,000	340,860

		2,006,072

Semiconductors & Semiconductor Equipment - 3.98%
Applied Materials, Inc.	23,200	5,474,968
Intel Corp.	76,700	2,375,399
Qorvo, Inc.A	5,800	673,032
QUALCOMM, Inc.	1,500	298,770
Skyworks Solutions, Inc.	17,900	1,907,782

		10,729,951

Software - 3.62%
ANSYS, Inc.A	7,150	2,298,725
Dolby Laboratories, Inc., Class A	10,900	863,607
Dropbox, Inc., Class AA	58,500	1,314,495
Salesforce, Inc.	20,500	5,270,550

		9,747,377

Technology Hardware, Storage & Peripherals - 1.21%
HP, Inc.	93,400	3,270,868

Total Information Technology		35,004,751

Materials - 4.56%

Metals & Mining - 4.56%
Cleveland-Cliffs, Inc.A	212,600	3,271,914
Nucor Corp.	25,200	3,983,616
Steel Dynamics, Inc.	38,900	5,037,550

		12,293,080

Total Materials		12,293,080

Utilities - 0.61%

Electric Utilities - 0.61%
Xcel Energy, Inc.	31,000	1,655,710

Total Common Stocks (Cost $223,906,260)		261,175,352

FOREIGN COMMON STOCKS - 0.82% (Cost $1,944,146)

Financials - 0.82%

Insurance - 0.82%
RenaissanceRe Holdings Ltd.	9,900	2,212,749

SHORT-TERM INVESTMENTS - 2.23% (Cost $6,012,438)

Investment Companies - 2.23%
American Beacon U.S. Government Money Market Select Fund, 5.18%B C	6,012,438	6,012,438

TOTAL INVESTMENTS - 99.98% (Cost $231,862,844)		269,400,539
OTHER ASSETS, NET OF LIABILITIES - 0.02%		41,109

TOTAL NET ASSETS - 100.00%		$269,441,648

Percentages are stated as a percent of net assets.

A Non-income producing security.
B The Fund is affiliated by having the same investment advisor.
C 7-day yield.

PLC - Public Limited Company.

See accompanying notes

8

American Beacon Man Large Cap Value FundSM

Schedule of Investments

June 30, 2024 (Unaudited)

Long Futures Contracts Open on June 30, 2024:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Standard & Poor’s 500 Index Futures	19	September 2024	$5,242,835	$5,245,425	$2,590

			$5,242,835	$5,245,425	$2,590

Index Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2024, the investments were classified as described below:

Man Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$261,175,352	$-	$-	$261,175,352
Foreign Common Stocks	2,212,749	-	-	2,212,749
Short-Term Investments	6,012,438	-	-	6,012,438

Total Investments in Securities - Assets	$269,400,539	$-	$-	$269,400,539

Financial Derivative Instruments - Assets
Futures Contracts	$2,590	$-	$-	$2,590

Total Financial Derivative Instruments - Assets	$2,590	$-	$-	$2,590

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

9

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2024 (Unaudited)

	Man Large Cap Growth Fund	Man Large Cap Value Fund
Assets:
Investments in unaffiliated securities, at fair value†	$201,256,211	$263,388,101
Investments in affiliated securities, at fair value‡	4,930,226	6,012,438
Cash collateral held at broker for futures contracts	199,000	205,000
Dividends and interest receivable	49,774	279,380
Receivable for fund shares sold	164	69,357
Receivable for expense reimbursement (Note 2)	15,996	–
Receivable for variation margin on open futures contracts (Note 5)	12,110	2,592
Prepaid expenses	53,950	63,776

Total assets	206,517,431	270,020,644

Liabilities:
Payable for fund shares redeemed	3,004	292,761
Cash due to broker for futures contracts	28,026	26,873
Management and sub-advisory fees payable (Note 2)	86,795	108,728
Service fees payable (Note 2)	23,830	13,780
Transfer agent fees payable (Note 2)	5,612	23,889
Custody and fund accounting fees payable	7,615	15,911
Professional fees payable	27,372	27,524
Registration fees payable	12,267	25,420
Trustee fees payable (Note 2)	315	467
Payable for prospectus and shareholder reports	14,319	26,013
Other liabilities	4,135	17,630

Total liabilities	213,290	578,996

Commitments and contingent liabilities (Note 2)

Net assets	$206,304,141	$269,441,648

Analysis of net assets:
Paid-in-capital	$123,454,731	$207,690,108
Total distributable earnings (deficits)A	82,849,410	61,751,540

Net assets	$206,304,141	$269,441,648

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	2,534,289	3,370,502

Y Class	162,450	3,445,875

Investor Class	2,598,331	2,070,458

A Class	61,734	835,640

C Class	36,715	480,256

R6 Class	346,239	644,242

Net assets:
R5 Class	$92,620,304	$84,391,326

Y Class	$5,888,476	$85,800,181

Investor Class	$91,695,377	$51,327,868

A Class	$2,191,792	$20,550,808

C Class	$1,185,868	$11,266,445

R6 Class	$12,722,324	$16,105,020

Net asset value, offering and redemption price per share:
R5 Class	$36.55	$25.04

Y Class	$36.25	$24.90

Investor Class	$35.29	$24.79

A Class	$35.50	$24.59

A Class (offering price)	$37.67	$26.09

C Class	$32.30	$23.46

R6 Class	$36.74	$25.00

† Cost of investments in unaffiliated securities	$137,731,533	$225,850,406
‡ Cost of investments in affiliated securities	$4,930,226	$6,012,438

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

10

American Beacon FundsSM

Statements of Operations

For the period ended June 30, 2024 (Unaudited)

	Man Large Cap Growth Fund	Man Large Cap Value Fund
Investment income:
Dividend income from unaffiliated securities	$607,786	$2,450,793
Dividend income from affiliated securities (Note 2)	101,584	158,140
Interest income	4,959	7,218
Income derived from securities lending (Note 9)	8	1,938

Total investment income	714,337	2,618,089

Expenses:
Management and sub-advisory fees (Note 2)	662,011	975,379
Transfer agent fees:
R5 Class (Note 2)	22,963	14,742
Y Class (Note 2)	2,544	47,564
Investor Class	4,467	2,237
A Class	45	993
C Class	28	620
R6 Class	337	711
Custody and fund accounting fees	26,238	33,652
Professional fees	51,259	62,444
Registration fees and expenses	44,249	44,684
Service fees (Note 2):
Investor Class	152,946	92,334
A Class	763	14,150
C Class	565	7,165
Distribution fees (Note 2):
A Class	2,480	25,472
C Class	5,917	75,864
Prospectus and shareholder report expenses	19,675	26,015
Trustee fees (Note 2)	10,577	15,899
Line of credit expense (Note 10)	1,179	1,959
Other expenses	24,487	27,332

Total expenses	1,032,730	1,469,216

Net fees waived and expenses (reimbursed) / recouped (Note 2)	(106,109)	–

Net expenses	926,621	1,469,216

Net investment income (loss)	(212,284)	1,148,873

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	18,193,679	19,669,695
Futures contracts	497,973	692,970
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	15,979,367	795,685
Futures contracts	(112,297)	8,659

Net gain from investments	34,558,722	21,167,009

Net increase in net assets resulting from operations	$34,346,438	$22,315,882

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

11

American Beacon FundsSM

Statements of Changes in Net Assets

	Man Large Cap Growth Fund		Man Large Cap Value Fund
	Six Months Ended June 30, 2024	Year Ended December 31, 2023	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(212,284)	$4,645	$1,148,873	$5,813,582
Net realized gain from investments in unaffiliated securities and futures contracts	18,691,652	832,726	20,362,665	12,857,546
Change in net unrealized appreciation of investments in unaffiliated securities and futures contracts	15,867,070	44,492,545	804,344	18,142,808

Net increase in net assets resulting from operations	34,346,438	45,329,916	22,315,882	36,813,936

Distributions to shareholders:
Total retained earnings:
R5 Class	–	(632,467)	–	(9,688,208)
Y Class	–	(27,715)	–	(10,182,440)
Investor Class	–	(479,218)	–	(5,917,631)
A Class	–	(10,717)	–	(1,966,189)
C Class	–	(5,332)	–	(1,741,090)
R6 Class	–	(85,097)	–	(2,527,979)

Net distributions to shareholders	–	(1,240,546)	–	(32,023,537)

Capital share transactions (Note 11):
Proceeds from sales of shares	4,486,275	9,593,850	14,540,238	25,220,292
Reinvestment of dividends and distributions	–	1,233,759	–	31,199,112
Cost of shares redeemed	(16,834,077)	(19,304,434)	(61,633,206)	(244,327,427)

Net (decrease) in net assets from capital share transactions	(12,347,802)	(8,476,825)	(47,092,968)	(187,908,023)

Net increase (decrease) in net assets	21,998,636	35,612,545	(24,777,086)	(183,117,624)

Net assets:
Beginning of period	184,305,505	148,692,960	294,218,734	477,336,358

End of period	$206,304,141	$184,305,505	$269,441,648	$294,218,734

See accompanying notes

12

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of June 30, 2024, the Trust consists of twenty-four active series, two of which are presented in this filing: American Beacon Man Large Cap Growth Fund and American Beacon Man Large Cap Value Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-two active series are reported in separate filings. Prior to May 1, 2024, the American Beacon Man Large Cap Growth Fund and American Beacon Man Large Cap Value Fund were known as American Beacon Bridgeway Large Cap Growth Fund and American Beacon Bridgeway Large Cap Value Fund, respectively.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Fund’s previous management agreement. The Board approved a new Management Agreement that was effective on December 29, 2023.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Funds’ financial statements.

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American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in

14

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Growth Fund (formerly known as American Beacon Bridgeway Large Cap

15

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

Growth Fund) and the American Beacon Man Large Cap Value Fund (formerly known as American Beacon Bridgeway Large Cap Value Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with Numeric Investors LLC (the “Sub-Advisor”) pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets according to the following schedule:

Bridgeway Capital Management, LLC

First $250 million	0.40%
Next $250 million	0.35%
Over $500 million	0.30%

Numeric Investors LLC

First $600 million	0.20%
Next $600 million to $1 billion	0.18%
Over $1 billion	0.15%

The Management and Sub-Advisory Fees paid by the Funds for the period ended June 30, 2024 were as follows:

Man Large Cap Growth Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$341,420
Sub-Advisory Fees	0.33%	320,591

Total	0.68%	$662,011

Man Large Cap Value Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$503,422
Sub-Advisory Fees	0.33%	471,957

Total	0.68%	$975,379

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the period ended June 30, 2024, the Manager received securities lending fees of $1 for the securities lending activities of the Man Large Cap Growth Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

16

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended June 30, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Man Large Cap Growth	$17,948
Man Large Cap Value	53,093

As of June 30, 2024, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Man Large Cap Growth	$3,110
Man Large Cap Value	19,226

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a June 30, 2024 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	June 30, 2024 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	June 30, 2024 Fair Value
U.S. Government Money Market Select	Direct	Man Large Cap Growth	$4,930,226	$-	$-	$101,584	$4,930,226
U.S. Government Money Market Select	Direct	Man Large Cap Value	6,012,438	-	-	158,140	6,012,438

17

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended June 30, 2024, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Man Large Cap Growth	$1,949
Man Large Cap Value	3,035

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended June 30, 2024, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through December 31, 2025, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended June 30, 2024, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	1/1/2024 – 4/30/2024	5/1/2024 - 06/30/2024	Reimbursed Expenses	(Recouped) Expenses
Man Large Cap Growth	R5	0.80%	0.80%	$49,150	$(2,604	)*	2027
Man Large Cap Growth	Y	0.83%	0.83%	3,231	(49	)*	2027
Man Large Cap Growth	Investor	1.12%	1.12%	46,077	(3,887	)*	2027
Man Large Cap Growth	A	1.09%	1.09%	1,085	(110	)*	2027
Man Large Cap Growth	C	1.83%	1.83%	718	-		2027
Man Large Cap Growth	R6	0.77%	0.77%	5,848	(545	)*	2027

* These amounts represent Recouped Expenses from prior fiscal years and are reflected in Other expenses on the Statements of Operations.

Of the above amounts, $15,996 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at June 30, 2024 for the Man Large Cap Growth Fund.

18

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2027. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Man Large Cap Growth	$7,195	$177,592	$81,734	2024
Man Large Cap Growth	-	239,600	-	2025
Man Large Cap Growth	-	277,452	-	2026

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended June 30, 2024, RID collected $62 and $69 for Man Large Cap Growth Fund and Man Large Cap Value Fund, respectively, from the sale of A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended June 30, 2024, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended June 30, 2024, CDSC fees of $4 were collected for the C Class Shares of Man Large Cap Value Fund. There were no CDSC fees collected for the Class C Shares of the Man Large Cap Growth Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

19

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

3.  Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

20

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, ETFs, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

21

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Real Estate Investment Trusts (“REITs”)

The Funds may own shares of REITs which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation

22

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

margin that was previously paid. A Treasury futures contract is a contract for the future delivery of a U.S. Treasury security. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended June 30, 2024, the Funds entered into futures contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Period Ended June 30, 2024
Man Large Cap Growth	15
Man Large Cap Value	20

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

Man Large Cap Growth Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$12,072	$12,072

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$497,973	$497,973

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$(112,297)	$(112,297)

Man Large Cap Value Fund

Fair values of financial instruments on the Statement of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$2,590	$2,590

23

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

The effect of financial derivative instruments on the Statement of Operations as of June 30, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$692,970	$692,970

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$8,659	$8,659

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2024.

Man Large Cap Growth Fund

Offsetting of Financial and Derivative Assets as of June 30, 2024:
	Assets	Liabilities
Futures Contracts(1)	$12,072	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$12,072	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(12,072)	$-

Man Large Cap Value Fund

Offsetting of Financial and Derivative Assets as of June 30, 2024:
	Assets	Liabilities
Futures Contracts(1)	$2,590	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$2,590	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(2,590)	$-

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks,

24

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

25

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment will decline, adversely affecting the Funds’ performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

26

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit a Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for a Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause a Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund may underperform funds that do not incorporate these considerations.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to

27

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2023 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of June 30, 2024, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Man Large Cap Growth	$142,661,773	$64,515,377	$(990,713)	$63,524,664
Man Large Cap Value	231,862,844	42,920,378	(5,382,683)	37,537,695

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at December 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of December 31, 2023, the Funds did not have any capital loss carryforwards.

28

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended June 30, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Man Large Cap Growth	$69,745,043	$82,332,721
Man Large Cap Value	124,010,113	171,056,690

A summary of the Funds’ transactions in the USG Select Fund for the period ended June 30, 2024 were as follows:

Fund	Type of Transaction	December 31, 2023 Shares/Fair Value	Purchases	Sales	June 30, 2024 Shares/Fair Value
Man Large Cap Growth	Direct	$4,562,560	$35,229,776	$34,862,110	$4,930,226
Man Large Cap Value	Direct	4,315,835	85,702,874	84,006,271	6,012,438

9.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments

29

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

The Funds did not have any securities on loan or hold any securities lending collateral as of the period ended June 30, 2024.

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 10, 2023 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 9, 2023.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 9, 2023.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended June 30, 2024, the Funds did not utilize these facilities.

30

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	25,034	$821,830	50,364	$1,352,315
Reinvestment of dividends	-	-	20,412	625,838
Shares redeemed	(221,640)	(7,499,144)	(308,595)	(8,352,884)

Net (decrease) in shares outstanding	(196,606)	$(6,677,314)	(237,819)	$(6,374,731)

	Y Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	54,232	$1,813,491	111,875	$3,031,961
Reinvestment of dividends	-	-	912	27,715
Shares redeemed	(13,295)	(451,556)	(17,385)	(449,286)

Net increase in shares outstanding	40,937	$1,361,935	95,402	$2,610,390

	Investor Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	40,690	$1,349,728	170,281	$4,153,111
Reinvestment of dividends	-	-	16,168	479,060
Shares redeemed	(237,034)	(7,657,790)	(317,956)	(8,386,384)

Net (decrease) in shares outstanding	(196,344)	$(6,308,062)	(131,507)	$(3,754,213)

	A Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	8,878	$293,094	17,670	$480,179
Reinvestment of dividends	-	-	359	10,717
Shares redeemed	(4,268)	(145,498)	(9,076)	(234,650)

Net increase in shares outstanding	4,610	$147,596	8,953	$256,246

	C Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	4,124	$122,968	19,200	$466,327
Reinvestment of dividends	-	-	196	5,332
Shares redeemed	(8,247)	(252,456)	(11,121)	(268,647)

Net increase (decrease) in shares outstanding	(4,123)	$(129,488)	8,275	$203,012

	R6 Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
Man Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	2,544	$85,164	4,033	$109,957
Reinvestment of dividends	-	-	2,764	85,097
Shares redeemed	(25,444)	(827,633)	(61,189)	(1,612,583)

Net (decrease) in shares outstanding	(22,900)	$(742,469)	(54,392)	$(1,417,529)

31

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

	R5 Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
Man Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	145,104	$3,588,755	475,016	$11,405,282
Reinvestment of dividends	-	-	411,696	9,514,304
Shares redeemed	(607,222)	(14,876,734)	(6,498,178)	(157,162,878)

Net (decrease) in shares outstanding	(462,118)	$(11,287,979)	(5,611,466)	$(136,243,292)

	Y Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
Man Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	138,280	$3,411,931	270,068	$6,430,142
Reinvestment of dividends	-	-	426,054	9,794,984
Shares redeemed	(646,448)	(15,752,212)	(1,974,265)	(47,327,369)

Net (decrease) in shares outstanding	(508,168)	$(12,340,281)	(1,278,143)	$(31,102,243)

	Investor Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
Man Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	30,510	$747,624	62,676	$1,496,254
Reinvestment of dividends	-	-	256,908	5,888,329
Shares redeemed	(360,544)	(8,696,723)	(888,129)	(20,973,725)

Net (decrease) in shares outstanding	(330,034)	$(7,949,099)	(568,545)	$(13,589,142)

	A Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
Man Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	224,508	$5,476,689	137,760	$3,241,835
Reinvestment of dividends	-	-	77,185	1,755,182
Shares redeemed	(207,663)	(5,054,225)	(258,770)	(6,209,757)

Net increase (decrease) in shares outstanding	16,845	$422,464	(43,825)	$(1,212,740)

	C Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
Man Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	9,701	$226,451	9,708	$221,086
Reinvestment of dividends	-	-	78,895	1,718,333
Shares redeemed	(297,466)	(6,946,896)	(257,463)	(5,812,519)

Net (decrease) in shares outstanding	(287,765)	$(6,720,445)	(168,860)	$(3,873,100)

	R6 Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
Man Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	43,967	$1,088,788	99,623	$2,425,693
Reinvestment of dividends	-	-	109,579	2,527,980
Shares redeemed	(419,153)	(10,306,416)	(295,870)	(6,841,179)

Net (decrease) in shares outstanding	(375,186)	$(9,217,628)	(86,668)	$(1,887,506)

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

32

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended June 30, 2024G		Year Ended December 31,
			2023	2022	2021	2020		2019

	(unaudited)
Net asset value, beginning of period	$30.64		$23.50	$36.78	$36.24	$29.84		$25.27

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)B	0.07	0.12	0.01	0.07		0.10
Net gains (losses) on investments (both realized and unrealized)	5.92		7.30	(9.37)	7.82	10.21		7.55

Total income (loss) from investment operations	5.91		7.37	(9.25)	7.83	10.28		7.65

Less distributions:
Dividends from net investment income	-		(0.10)	-	-	(0.07)		-
Distributions from net realized gains	-		(0.13)	(4.03)	(7.29)	(3.81)		(3.08)

Total distributions	-		(0.23)	(4.03)	(7.29)	(3.88)		(3.08)

Net asset value, end of period	$36.55		$30.64	$23.50	$36.78	$36.24		$29.84

Total returnC	19.29	%D	31.37%	(25.17)%	21.82%	34.44%		30.27%

Ratios and supplemental data:
Net assets, end of period	$92,620,304		$83,676,439	$69,755,325	$112,640,010	$114,246,613		$118,831,764
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.91	%E	0.97%	0.94%	0.92%	0.97%		0.90%
Expenses, net of reimbursements and/or recoupments	0.80	%E	0.80%	0.80%	0.81%	0.82	%F	0.81%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.18	)%E	(0.02)%	0.25%	(0.10)%	(0.08)%		0.19%
Net investment income (loss), net of reimbursements and/or recoupments	(0.07	)%E	0.15%	0.39%	0.01%	0.07%		0.28%
Portfolio turnover rate	37	%D	78%	72%	57%	58%		77%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
G	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.

See accompanying notes

33

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30, 2024I		Year Ended December 31,
			2023	2022		2021	2020		2019

	(unaudited)
Net asset value, beginning of period	$30.37		$23.30	$36.53		$36.05	$29.72		$25.21

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)A	0.05	0.03		(0.04)	0.00	B	0.05
Net gains (losses) on investments (both realized and unrealized)	5.90		7.25	(9.23)		7.81	10.21		7.54

Total income (loss) from investment operations	5.88		7.30	(9.20)		7.77	10.21		7.59

Less distributions:
Dividends from net investment income	–		(0.10)	–		–	(0.07)		–
Distributions from net realized gains	–		(0.13)	(4.03)		(7.29)	(3.81)		(3.08)

Total distributions	–		(0.23)	(4.03)		(7.29)	(3.88)		(3.08)

Net asset value, end of period	$36.25		$30.37	$23.30		$36.53	$36.05		$29.72

Total returnC	19.36	%D	31.34%	(25.21)%		21.77%	34.34%		30.11%

Ratios and supplemental data:
Net assets, end of period	$5,888,476		$3,690,269	$608,328		$2,237,130	$3,168,012		$2,036,785
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.96	%E	1.03%	1.17%		0.95%	1.02%		0.95%
Expenses, net of reimbursements and/or recoupments	0.83	%E	0.83%	0.84	%F	0.86%	0.89	%G	0.91%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.23	)%E	(0.12)%	0.00	%H	(0.15)%	(0.14)%		0.12%
Net investment income (loss), net of reimbursements and/or recoupments	(0.10	)%E	0.08%	0.33%		(0.06)%	(0.01)%		0.16%
Portfolio turnover rate	37	%D	78%	72%		57%	58%		77%

A	Per share amounts have been calculated using the average shares method.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 31, 2022.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
H	Amount represents less than 0.005% of average net assets.
I	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.

See accompanying notes

34

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30,		Year Ended December 31,

	2024E		2023	2022	2021	2020		2019

	(unaudited)
Net asset value, beginning of period	$29.62		$22.74	$35.89	$35.61	$29.42		$25.05

Income (loss) from investment operations:
Net investment income (loss)	(0.09)		(0.06)	0.05	(0.08)	(0.08)		(0.04)
Net gains (losses) on investments (both realized and unrealized)	5.76		7.11	(9.17)	7.65	10.08		7.49

Total income (loss) from investment operations	5.67		7.05	(9.12)	7.57	10.00		7.45

Less distributions:
Dividends from net investment income	–		(0.04)	–	–	–		–
Distributions from net realized gains	–		(0.13)	(4.03)	(7.29)	(3.81)		(3.08)

Total distributions	–		(0.17)	(4.03)	(7.29)	(3.81)		(3.08)

Net asset value, end of period	$35.29		$29.62	$22.74	$35.89	$35.61		$29.42

Total returnA	19.14	%B	31.01%	(25.44)%	21.48%	33.98%		29.74%

Ratios and supplemental data:
Net assets, end of period	$91,695,377		$82,767,017	$66,552,222	$95,710,995	$84,109,027		$71,928,098
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.23	%C	1.28%	1.25%	1.24%	1.31%		1.20%
Expenses, net of reimbursements and/or recoupments	1.12	%C	1.12%	1.12%	1.12%	1.15	%D	1.19%
Net investment (loss), before expense reimbursements and/or recoupments	(0.50	)%C	(0.32)%	(0.06)%	(0.42)%	(0.43)%		(0.11)%
Net investment income (loss), net of reimbursements and/or recoupments	(0.39	)%C	(0.16)%	0.07%	(0.30)%	(0.27)%		(0.10)%
Portfolio turnover rate	37	%B	78%	72%	57%	58%		77%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
E	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.

See accompanying notes

35

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30,		Year Ended December 31,

	2024E		2023		2022		2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$29.81		$22.90		$36.08		$35.77	$29.51	$25.12

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.04	)A	0.03	A	(0.16)	(0.10)	(0.03)
Net gains (losses) on investments (both realized and unrealized)	5.71		7.14		(9.18)		7.76	10.17	7.50

Total income (loss) from investment operations	5.69		7.10		(9.15)		7.60	10.07	7.47

Less distributions:
Dividends from net investment income	–		(0.06)		–		–	–	–
Distributions from net realized gains	–		(0.13)		(4.03)		(7.29)	(3.81)	(3.08)

Total distributions	–		(0.19)		(4.03)		(7.29)	(3.81)	(3.08)

Net asset value, end of period	$35.50		$29.81		$22.90		$36.08	$35.77	$29.51

Total returnB	19.09	%C	31.00%		(25.38)%		21.47%	34.11%	29.74%

Ratios and supplemental data:
Net assets, end of period	$2,191,792		$1,702,761		$1,102,933		$1,955,909	$2,212,193	$2,029,102
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.20	%D	1.26%		1.36%		1.21%	1.27%	1.18%
Expenses, net of reimbursements and/or recoupments	1.09	%D	1.09%		1.09%		1.10%	1.14%	1.21%
Net investment (loss), before expense reimbursements and/or recoupments	(0.47	)%D	(0.32)%		(0.18)%		(0.40)%	(0.39)%	(0.09)%
Net investment income (loss), net of reimbursements and/or recoupments	(0.36	)%D	(0.15)%		0.09%		(0.29)%	(0.26)%	(0.12)%
Portfolio turnover rate	37	%C	78%		72%		57%	58%	77%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.

See accompanying notes

36

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30,		Year Ended December 31,

	2024F		2023		2022	2021	2020		2019

	(unaudited)
Net asset value, beginning of period	$27.20		$21.01		$33.81	$34.15	$28.53		$24.55

Income (loss) from investment operations:
Net investment (loss)	(0.38)		(0.22	)A	(1.11)	(0.46)	(0.01)		(0.20)
Net gains (losses) on investments (both realized and unrealized)	5.48		6.54		(7.66)	7.41	9.44		7.26

Total income (loss) from investment operations	5.10		6.32		(8.77)	6.95	9.43		7.06

Less distributions:
Dividends from net investment income	–		–		–	–	–		–
Distributions from net realized gains	–		(0.13)		(4.03)	(7.29)	(3.81)		(3.08)

Total distributions	–		(0.13)		(4.03)	(7.29)	(3.81)		(3.08)

Net asset value, end of period	$32.30		$27.20		$21.01	$33.81	$34.15		$28.53

Total returnB	18.75	%C	30.09%		(25.97)%	20.58%	33.04%		28.75%

Ratios and supplemental data:
Net assets, end of period	$1,185,868		$1,110,747		$684,305	$2,109,687	$2,575,041		$1,086,848
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.95	%D	2.01%		2.20%	1.95%	2.01%		1.92%
Expenses, net of reimbursements and/or recoupments	1.83	%D	1.83%		1.83%	1.84%	1.87	%E	1.96%
Net investment (loss), before expense reimbursements and/or recoupments	(1.22	)%D	(1.08)%		(1.04)%	(1.14)%	(1.14)%		(0.83)%
Net investment (loss), net of reimbursements and/or recoupments	(1.10	)%D	(0.90)%		(0.67)%	(1.03)%	(1.00)%		(0.87)%
Portfolio turnover rate	37	%C	78%		72%	57%	58%		77%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
F	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.

See accompanying notes

37

American Beacon Man Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended June 30,		Year Ended December 31,

	2024F		2023	2022	2021	2020		2019

	(unaudited)
Net asset value, beginning of period	$30.77		$23.59	$36.89	$36.31	$29.86		$25.28

Income (loss) from investment operations:
Net investment income	(0.00	)A	0.07	0.12	0.03	0.04	B	0.10
Net gains (losses) on investments (both realized and unrealized)	5.97		7.34	(9.39)	7.84	10.29		7.56

Total income (loss) from investment operations	5.97		7.41	(9.27)	7.87	10.33		7.66

Less distributions:
Dividends from net investment income	–		(0.10)	–	–	(0.07)		–
Distributions from net realized gains	–		(0.13)	(4.03)	(7.29)	(3.81)		(3.08)

Total distributions	–		(0.23)	(4.03)	(7.29)	(3.88)		(3.08)

Net asset value, end of period	$36.74		$30.77	$23.59	$36.89	$36.31		$29.86

Total returnC	19.40	%D	31.42%	(25.15)%	21.90%	34.58%		30.30%

Ratios and supplemental data:
Net assets, end of period	$12,722,324		$11,358,272	$9,989,847	$18,361,929	$16,307,767		$107,424
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.87	%E	0.92%	0.90%	0.88%	0.91%		0.84%
Expenses, net of reimbursements and/or recoupments	0.77	%E	0.77%	0.76%	0.76%	0.76%		0.76%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.14	)%E	0.04%	0.29%	(0.06)%	(0.05)%		0.25%
Net investment income (loss), net of reimbursements and/or recoupments	(0.04	)%E	0.19%	0.43%	0.06%	0.10%		0.33%
Portfolio turnover rate	37	%D	78%	72%	57%	58%		77%

A	Amount represents less than $0.01 per share.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.

See accompanying notes

38

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended June 30,		Year Ended December 31,

	2024F		2023	2022	2021	2020		2019

	(unaudited)
Net asset value, beginning of period	$23.18		$23.35	$26.55	$23.73	$27.14		$22.61

Income (loss) from investment operations:
Net investment income	0.01		0.12	0.49	0.69	0.59		0.55
Net gains (losses) on investments (both realized and unrealized)	1.85		2.49	(2.55)	4.71	(1.48)		5.13

Total income (loss) from investment operations	1.86		2.61	(2.06)	5.40	(0.89)		5.68

Less distributions:
Dividends from net investment income	–		(0.53)	(0.56)	(1.59)	(0.00	)B	(0.54)
Distributions from net realized gains	–		(2.25)	(0.58)	(0.99)	(2.52)		(0.61)

Total distributions	–		(2.78)	(1.14)	(2.58)	(2.52)		(1.15)

Net asset value, end of period	$25.04		$23.18	$23.35	$26.55	$23.73		$27.14

Total returnC	8.02	%D	11.25%	(7.74)%	22.93%	(3.05)%		25.11%

Ratios and supplemental data:
Net assets, end of period	$84,391,326		$88,833,933	$220,554,216	$364,332,529	$445,009,590		$1,205,569,140
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.86	%E	0.87%	0.81%	0.75%	0.75%		0.73%
Expenses, net of reimbursements and/or recoupments	0.86	%E	0.87%	0.81%	0.74%	0.75%		0.73%
Net investment income, before expense reimbursements and/or recoupments	0.96	%E	1.68%	1.81%	1.37%	1.76%		1.71%
Net investment income, net of reimbursements and/or recoupments	0.96	%E	1.68%	1.81%	1.38%	1.76%		1.71%
Portfolio turnover rate	44	%D	54%	54%	51%	43%		44%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.

See accompanying notes

39

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30,		Year Ended December 31,

	2024E		2023	2022	2021	2020		2019

	(unaudited)
Net asset value, beginning of period	$23.06		$23.24	$26.43	$23.63	$27.06		$22.54

Income (loss) from investment operations:
Net investment income	0.08		0.42	0.48	0.89	0.67		0.46
Net gains (losses) on investments (both realized and unrealized)	1.76		2.17	(2.54)	4.46	(1.58)		5.19

Total income (loss) from investment operations	1.84		2.59	(2.06)	5.35	(0.91)		5.65

Less distributions:
Dividends from net investment income	–		(0.52)	(0.55)	(1.56)	(0.00	)A	(0.52)
Distributions from net realized gains	–		(2.25)	(0.58)	(0.99)	(2.52)		(0.61)

Total distributions	–		(2.77)	(1.13)	(2.55)	(2.52)		(1.13)

Net asset value, end of period	$24.90		$23.06	$23.24	$26.43	$23.63		$27.06

Total returnB	7.98	%C	11.19%	(7.81)%	22.84%	(3.14)%		25.06%

Ratios and supplemental data:
Net assets, end of period	$85,800,181		$91,172,593	$121,618,005	$191,459,312	$284,218,555		$1,455,648,440
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.93	%D	0.94%	0.88%	0.82%	0.83%		0.80%
Expenses, net of reimbursements and/or recoupments	0.93	%D	0.94%	0.87%	0.82%	0.83%		0.80%
Net investment income, before expense reimbursements and/or recoupments	0.88	%D	1.59%	1.71%	1.29%	1.66%		1.65%
Net investment income, net of reimbursements and/or recoupments	0.88	%D	1.59%	1.72%	1.29%	1.66%		1.65%
Portfolio turnover rate	44	%C	54%	54%	51%	43%		44%

A	Amount represents less than $0.01 per share.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.

See accompanying notes

40

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30, 2024D		Year Ended December 31,
			2023	2022	2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$22.99		$23.17	$26.35	$23.56	$27.05	$22.50

Income (loss) from investment operations:
Net investment income	0.63		1.05	0.95	1.39	2.12	0.62
Net gains (losses) on investments (both realized and unrealized)	1.17		1.47	(3.07)	3.87	(3.09)	4.95

Total income (loss) from investment operations	1.80		2.52	(2.12)	5.26	(0.97)	5.57

Less distributions:
Dividends from net investment income	–		(0.45)	(0.48)	(1.48)	–	(0.41)
Distributions from net realized gains	–		(2.25)	(0.58)	(0.99)	(2.52)	(0.61)

Total distributions	–		(2.70)	(1.06)	(2.47)	(2.52)	(1.02)

Net asset value, end of period	$24.79		$22.99	$23.17	$26.35	$23.56	$27.05

Total returnA	7.83	%B	10.92%	(8.04)%	22.51%	(3.36)%	24.74%

Ratios and supplemental data:
Net assets, end of period	$51,327,868		$55,177,185	$68,797,588	$96,839,009	$121,683,174	$587,724,123
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.18	%C	1.18%	1.13%	1.08%	1.10%	1.08%
Expenses, net of reimbursements and/or recoupments	1.18	%C	1.18%	1.13%	1.08%	1.10%	1.08%
Net investment income, before expense reimbursements and/or recoupments	0.64	%C	1.36%	1.46%	1.04%	1.44%	1.37%
Net investment income, net of reimbursements and/or recoupments	0.64	%C	1.36%	1.46%	1.04%	1.44%	1.37%
Portfolio turnover rate	44	%B	54%	54%	51%	43%	44%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.
D	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.

See accompanying notes

41

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30, 2024D		Year Ended December 31,
			2023	2022	2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$22.81		$23.02	$26.18	$23.43	$26.92	$22.41

Income (loss) from investment operations:
Net investment income	0.07		0.36	0.41	0.45	0.84	0.58
Net gains (losses) on investments (both realized and unrealized)	1.71		2.12	(2.50)	4.78	(1.81)	4.95

Total income (loss) from investment operations	1.78		2.48	(2.09)	5.23	(0.97)	5.53

Less distributions:
Dividends from net investment income	–		(0.44)	(0.49)	(1.49)	–	(0.41)
Distributions from net realized gains	–		(2.25)	(0.58)	(0.99)	(2.52)	(0.61)

Total distributions	–		(2.69)	(1.07)	(2.48)	(2.52)	(1.02)

Net asset value, end of period	$24.59		$22.81	$23.02	$26.18	$23.43	$26.92

Total returnA	7.80	%B	10.81%	(8.00)%	22.51%	(3.38)%	24.70%

Ratios and supplemental data:
Net assets, end of period	$20,550,808		$18,676,222	$19,853,284	$26,438,159	$24,734,491	$58,637,332
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.25	%C	1.23%	1.12%	1.08%	1.10%	1.10%
Expenses, net of reimbursements and/or recoupments	1.25	%C	1.23%	1.12%	1.07%	1.10%	1.10%
Net investment income, before expense reimbursements and/or recoupments	0.59	%C	1.30%	1.47%	1.05%	1.40%	1.35%
Net investment income, net of reimbursements and/or recoupments	0.59	%C	1.30%	1.47%	1.06%	1.40%	1.35%
Portfolio turnover rate	44	%B	54%	54%	51%	43%	44%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.
D	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.

See accompanying notes

42

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30, 2024E		Year Ended December 31,
			2023		2022		2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$21.84		$22.11		$25.17		$22.60	$26.25	$21.86

Income (loss) from investment operations:
Net investment income (loss)	(0.88)		0.13	A	0.17	A	0.21	0.22	0.21
Net gains (losses) on investments (both realized and unrealized)	2.50		2.09		(2.37)		4.63	(1.35)	4.99

Total income (loss) from investment operations	1.62		2.22		(2.20)		4.84	(1.13)	5.20

Less distributions:
Dividends from net investment income	–		(0.24)		(0.28)		(1.28)	–	(0.20)
Distributions from net realized gains	–		(2.25)		(0.58)		(0.99)	(2.52)	(0.61)

Total distributions	–		(2.49)		(0.86)		(2.27)	(2.52)	(0.81)

Net asset value, end of period	$23.46		$21.84		$22.11		$25.17	$22.60	$26.25

Total returnB	7.42	%C	10.08%		(8.73)%		21.58%	(4.08)%	23.79%

Ratios and supplemental data:
Net assets, end of period	$11,266,445		$16,771,478		$20,717,120		$29,384,166	$30,186,523	$59,409,216
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.96	%D	1.94%		1.88%		1.84%	1.83%	1.81%
Expenses, net of reimbursements and/or recoupments	1.96	%D	1.94%		1.88%		1.83%	1.83%	1.81%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.15	)%D	0.59%		0.72%		0.28%	0.69%	0.63%
Net investment income (loss), net of reimbursements and/or recoupments	(0.15	)%D	0.59%		0.72%		0.29%	0.69%	0.63%
Portfolio turnover rate	44	%C	54%		54%		51%	43%	44%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.

See accompanying notes

43

American Beacon Man Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended June 30, 2024E		Year Ended December 31,
			2023	2022		2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$23.14		$23.32	$26.53		$23.71	$27.12	$22.59

Income (loss) from investment operations:
Net investment income	0.12	A	0.23	0.45	A	0.53	0.24	0.49
Net gains (losses) on investments (both realized and unrealized)	1.74		2.39	(2.50)		4.87	(1.12)	5.20

Total income (loss) from investment operations	1.86		2.62	(2.05)		5.40	(0.88)	5.69

Less distributions:
Dividends from net investment income	–		(0.55)	(0.58)		(1.59)	(0.01)	(0.54)
Distributions from net realized gains	–		(2.25)	(0.58)		(0.99)	(2.52)	(0.61)

Total distributions	–		(2.80)	(1.16)		(2.58)	(2.53)	(1.16)

Net asset value, end of period	$25.00		$23.14	$23.32		$26.53	$23.71	$27.12

Total returnB	8.04	%C	11.29%	(7.74)%		22.99%	(3.03)%	25.17%

Ratios and supplemental data:
Net assets, end of period	$16,105,020		$23,587,323	$25,796,145		$71,972,572	$97,789,536	$227,580,520
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.83	%D	0.84%	0.77%		0.72%	0.73%	0.70%
Expenses, net of reimbursements and/or recoupments	0.83	%D	0.84%	0.77%		0.72%	0.73%	0.70%
Net investment income, before expense reimbursements and/or recoupments	1.01	%D	1.71%	1.81%		1.39%	1.77%	1.76%
Net investment income, net of reimbursements and/or recoupments	1.01	%D	1.71%	1.81%		1.39%	1.77%	1.76%
Portfolio turnover rate	44	%C	54%	54%		51%	43%	44%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	On April 30, 2024 Bridgeway Capital Management, LLC was terminated and ceased managing assets of the Fund. On May 1, 2024, Numeric Investors LLC, began managing assets of the Fund.

See accompanying notes

44

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Man Large Cap Growth Fund, and American Beacon Man Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 06/24

American Beacon®
FUNDS

2024

SEMI-ANNUAL FINANCIAL STATEMENTS

June 30, 2024

STEPHENS MID-CAP GROWTH FUND

STEPHENS SMALL CAP GROWTH FUND

Stephens 0624

American Beacon Funds

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	June 30, 2024

Additional Fund Information	Back Cover

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 93.60%

Communication Services - 7.75%

Entertainment - 7.19%
Electronic Arts, Inc.	75,438	$10,510,777
Live Nation Entertainment, Inc.A	97,506	9,140,212
Spotify Technology SAA	45,409	14,248,890
Take-Two Interactive Software, Inc.A	74,919	11,649,155
Warner Music Group Corp., Class AB	277,377	8,501,605

		54,050,639

Media - 0.56%
Trade Desk, Inc., Class AA	43,004	4,200,201

Total Communication Services		58,250,840

Consumer Discretionary - 10.33%

Distributors - 0.62%
Pool Corp.	15,144	4,654,206

Diversified Consumer Services - 0.84%
Bright Horizons Family Solutions, Inc.A	57,362	6,314,409

Hotels, Restaurants & Leisure - 2.85%
Domino’s Pizza, Inc.	21,340	11,018,482
Wingstop, Inc.	24,659	10,422,373

		21,440,855

Specialty Retail - 4.78%
Burlington Stores, Inc.A	52,088	12,501,120
Five Below, Inc.A	62,576	6,818,907
Ross Stores, Inc.	70,562	10,254,070
Tractor Supply Co.	23,702	6,399,540

		35,973,637

Textiles, Apparel & Luxury Goods - 1.24%
Deckers Outdoor Corp.A	9,615	9,306,839

Total Consumer Discretionary		77,689,946

Consumer Staples - 2.92%

Beverages - 2.92%
Brown-Forman Corp., Class B	139,986	6,045,995
Celsius Holdings, Inc.A	151,548	8,651,875
Monster Beverage Corp.A	145,629	7,274,169

		21,972,039

Total Consumer Staples		21,972,039

Energy - 4.20%

Energy Equipment & Services - 0.95%
Baker Hughes Co.	202,112	7,108,279

Oil, Gas & Consumable Fuels - 3.25%
Coterra Energy, Inc.	223,933	5,972,293
Diamondback Energy, Inc.	53,753	10,760,813
Southwestern Energy Co.A	1,149,732	7,737,697

		24,470,803

Total Energy		31,579,082

See accompanying notes

1

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 93.60% (continued)

Financials - 7.08%

Capital Markets - 2.84%
MarketAxess Holdings, Inc.	31,311	$6,278,795
Tradeweb Markets, Inc., Class A	142,378	15,092,068

		21,370,863

Consumer Finance - 1.39%
FirstCash Holdings, Inc.	99,676	10,454,019

Financial Services - 0.75%
Toast, Inc., Class AA	218,811	5,638,759

Insurance - 2.10%
Kinsale Capital Group, Inc.	15,669	6,036,952
Ryan Specialty Holdings, Inc.B	168,201	9,740,520

		15,777,472

Total Financials		53,241,113

Health Care - 15.87%

Biotechnology - 1.15%
Exelixis, Inc.A	382,992	8,605,830
GRAIL, Inc.A	4,089	62,853

		8,668,683

Health Care Equipment & Supplies - 6.03%
Dexcom, Inc.A	100,827	11,431,765
Hologic, Inc.A	108,162	8,031,028
IDEXX Laboratories, Inc.A	16,680	8,126,496
Insulet Corp.A	27,587	5,567,057
ResMed, Inc.	47,852	9,159,830
Tandem Diabetes Care, Inc.A	75,382	3,037,141

		45,353,317

Health Care Providers & Services - 2.57%
Acadia Healthcare Co., Inc.A	85,088	5,746,843
HealthEquity, Inc.A	91,818	7,914,712
Henry Schein, Inc.A	88,298	5,659,902

		19,321,457

Health Care Technology - 0.79%
Veeva Systems, Inc., Class AA	32,209	5,894,569

Life Sciences Tools & Services - 5.10%
Azenta, Inc.A	60,876	3,203,295
Bio-Techne Corp.	81,105	5,811,173
ICON PLCA	57,078	17,892,241
Illumina, Inc.A	24,536	2,561,068
Medpace Holdings, Inc.A	9,687	3,989,591
Repligen Corp.A	38,707	4,879,404

		38,336,772

Pharmaceuticals - 0.23%
Pacira BioSciences, Inc.A	59,403	1,699,520

Total Health Care		119,274,318

See accompanying notes

2

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 93.60% (continued)

Industrials - 15.29%

Aerospace & Defense - 3.82%
Axon Enterprise, Inc.A	41,178	$12,116,215
HEICO Corp., Class A	52,091	9,247,194
L3Harris Technologies, Inc.	32,721	7,348,482

		28,711,891

Building Products - 0.54%
Trex Co., Inc.A	54,293	4,024,197

Commercial Services & Supplies - 1.93%
Copart, Inc.A	267,320	14,478,051

Electrical Equipment - 3.01%
Generac Holdings, Inc.A	13,756	1,818,818
Hubbell, Inc.	10,534	3,849,967
Rockwell Automation, Inc.	31,947	8,794,370
Vertiv Holdings Co.	94,042	8,141,216

		22,604,371

Ground Transportation - 0.69%
JB Hunt Transport Services, Inc.	32,600	5,216,000

Machinery - 1.04%
RBC Bearings, Inc.A	29,126	7,857,612

Professional Services - 3.00%
FTI Consulting, Inc.A	45,435	9,792,606
Verisk Analytics, Inc.	47,336	12,759,419

		22,552,025

Trading Companies & Distributors - 1.26%
Fastenal Co.	110,094	6,918,307
SiteOne Landscape Supply, Inc.A	20,932	2,541,354

		9,459,661

Total Industrials		114,903,808

Information Technology - 29.46%

Electronic Equipment, Instruments & Components - 1.30%
Cognex Corp.	106,922	4,999,673
Keysight Technologies, Inc.A	34,911	4,774,079

		9,773,752

IT Services - 1.98%
Globant SAA	26,981	4,809,633
MongoDB, Inc.A	13,862	3,464,946
Okta, Inc.A	70,320	6,582,655

		14,857,234

Semiconductors & Semiconductor Equipment - 5.28%
KLA Corp.	10,907	8,992,931
Lattice Semiconductor Corp.A	55,337	3,208,993
Marvell Technology, Inc.	98,166	6,861,803
Microchip Technology, Inc.	121,615	11,127,772
Teradyne, Inc.	63,770	9,456,453

		39,647,952

See accompanying notes

3

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 93.60% (continued)

Information Technology - 29.46% (continued)

Software - 19.84%
ANSYS, Inc.A	16,509	$5,307,644
Aspen Technology, Inc.A	34,262	6,805,461
Autodesk, Inc.A	19,851	4,912,130
Cadence Design Systems, Inc.A	51,566	15,869,436
Crowdstrike Holdings, Inc., Class AA	36,109	13,836,608
CyberArk Software Ltd.A	20,086	5,491,914
Envestnet, Inc.A	120,612	7,549,105
Five9, Inc.A	73,694	3,249,905
Fortinet, Inc.A	85,740	5,167,550
Gitlab, Inc., Class AA	86,384	4,295,012
Guidewire Software, Inc.A	95,702	13,196,349
Manhattan Associates, Inc.A	59,905	14,777,365
Monday.com Ltd.A	9,922	2,388,821
Nutanix, Inc., Class AA	51,403	2,922,261
Palantir Technologies, Inc., Class AA	316,825	8,025,177
Palo Alto Networks, Inc.A	19,635	6,656,461
PTC, Inc.A	53,883	9,788,925
Roper Technologies, Inc.	13,345	7,522,043
Tyler Technologies, Inc.A	22,706	11,416,123

		149,178,290

Technology Hardware, Storage & Peripherals - 1.06%
Pure Storage, Inc., Class AA	124,343	7,984,064

Total Information Technology		221,441,292

Real Estate - 0.70%

Real Estate Management & Development - 0.70%
CoStar Group, Inc.A	70,965	5,261,345

Total Common Stocks (Cost $525,611,928)		703,613,783

FOREIGN COMMON STOCKS - 1.99%

Energy - 1.42%

Energy Equipment & Services - 1.42%
TechnipFMC PLC	407,823	10,664,572

Information Technology - 0.57%

Software - 0.57%
Nice Ltd., ADRA B	25,154	4,325,733

Total Foreign Common Stocks (Cost $11,994,982)		14,990,305

SHORT-TERM INVESTMENTS - 4.38% (Cost $32,892,871)

Investment Companies - 4.38%
American Beacon U.S. Government Money Market Select Fund, 5.18%C D	32,892,871	32,892,871

SECURITIES LENDING COLLATERAL - 0.00% (Cost $9,513)

Investment Companies - 0.00%
American Beacon U.S. Government Money Market Select Fund, 5.18%C D	9,513	9,513

TOTAL INVESTMENTS - 99.97% (Cost $570,509,294)		751,506,472
OTHER ASSETS, NET OF LIABILITIES - 0.03%		250,906

TOTAL NET ASSETS - 100.00%		$751,757,378

Percentages are stated as a percent of net assets.

See accompanying notes

4

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

June 30, 2024 (Unaudited)

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at June 30, 2024 (Note 8).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2024, the investments were classified as described below:

Stephens Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$703,613,783	$-	$-	$703,613,783
Foreign Common Stocks	14,990,305	-	-	14,990,305
Short-Term Investments	32,892,871	-	-	32,892,871
Securities Lending Collateral	9,513	-	-	9,513

Total Investments in Securities - Assets	$751,506,472	$-	$-	$751,506,472

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

5

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.55%

Consumer Discretionary - 7.32%

Diversified Consumer Services - 1.05%
Bright Horizons Family Solutions, Inc.A	29,484	$3,245,599

Hotels, Restaurants & Leisure - 3.42%
First Watch Restaurant Group, Inc.A	71,234	1,250,869
Papa John’s International, Inc.B	58,011	2,725,357
Sweetgreen, Inc., Class AA	72,576	2,187,441
Wingstop, Inc.	10,446	4,415,106

		10,578,773

Household Durables - 0.70%
Installed Building Products, Inc.	10,461	2,151,618

Specialty Retail - 2.15%
Academy Sports & Outdoors, Inc.	34,208	1,821,576
Five Below, Inc.A	23,182	2,526,142
Revolve Group, Inc.A B	145,770	2,319,201

		6,666,919

Total Consumer Discretionary		22,642,909

Consumer Staples - 3.65%

Beverages - 1.02%
Celsius Holdings, Inc.A	55,423	3,164,099

Consumer Staples Distribution & Retail - 0.77%
Chefs’ Warehouse, Inc.A	60,970	2,384,536

Personal Products - 1.86%
BellRing Brands, Inc.A	100,748	5,756,741

Total Consumer Staples		11,305,376

Energy - 5.13%

Energy Equipment & Services - 0.77%
Cactus, Inc., Class A	45,024	2,374,566

Oil, Gas & Consumable Fuels - 4.36%
Magnolia Oil & Gas Corp., Class A	155,552	3,941,688
Southwestern Energy Co.A	481,346	3,239,458
Viper Energy, Inc.	168,758	6,333,488

		13,514,634

Total Energy		15,889,200

Financials - 11.70%

Capital Markets - 3.01%
MarketAxess Holdings, Inc.	8,733	1,751,229
Piper Sandler Cos.	22,113	5,089,749
Virtu Financial, Inc., Class A	110,696	2,485,125

		9,326,103

Consumer Finance - 4.20%
Encore Capital Group, Inc.A	74,153	3,094,405
EZCORP, Inc., Class AA	384,181	4,022,375
FirstCash Holdings, Inc.	56,124	5,886,285

		13,003,065

See accompanying notes

6

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.55% (continued)

Financials - 11.70% (continued)

Financial Services - 0.57%
Toast, Inc., Class AA B	68,079	$1,754,396

Insurance - 3.92%
Kinsale Capital Group, Inc.	6,627	2,553,251
Palomar Holdings, Inc.A	62,116	5,040,713
Ryan Specialty Holdings, Inc.	78,129	4,524,450

		12,118,414

Total Financials		36,201,978

Health Care - 18.37%

Biotechnology - 2.60%
Exelixis, Inc.A	170,591	3,833,180
Halozyme Therapeutics, Inc.A	80,469	4,213,357

		8,046,537

Health Care Equipment & Supplies - 3.57%
Globus Medical, Inc., Class AA	39,406	2,698,917
Insulet Corp.A	4,483	904,669
iRhythm Technologies, Inc.A	25,420	2,736,209
Neogen Corp.A	151,152	2,362,506
OmniAb, Inc.A C D	25,374	-
Tandem Diabetes Care, Inc.A	58,500	2,356,965

		11,059,266

Health Care Providers & Services - 3.03%
Acadia Healthcare Co., Inc.A	54,666	3,692,142
HealthEquity, Inc.A	65,745	5,667,219

		9,359,361

Health Care Technology - 1.13%
HealthStream, Inc.	78,293	2,184,374
Schrodinger, Inc.A	67,476	1,304,986

		3,489,360

Life Sciences Tools & Services - 5.27%
Azenta, Inc.A	55,800	2,936,196
Bio-Techne Corp.	36,949	2,647,396
BioLife Solutions, Inc.A B	80,565	1,726,508
ICON PLCA	9,683	3,035,330
Medpace Holdings, Inc.A	7,764	3,197,603
Repligen Corp.A	22,029	2,776,976

		16,320,009

Pharmaceuticals - 2.77%
Ligand Pharmaceuticals, Inc.A	41,634	3,508,081
Pacira BioSciences, Inc.A	72,010	2,060,206
Supernus Pharmaceuticals, Inc.A	112,528	3,010,124

		8,578,411

Total Health Care		56,852,944

Industrials - 22.38%

Aerospace & Defense - 7.69%
AeroVironment, Inc.A	22,726	4,139,768

See accompanying notes

7

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.55% (continued)

Industrials - 22.38% (continued)

Aerospace & Defense - 7.69% (continued)
Axon Enterprise, Inc.A	17,632	$5,188,040
HEICO Corp., Class A	24,530	4,354,566
Kratos Defense & Security Solutions, Inc.A	248,474	4,971,965
Leonardo DRS, Inc.A	201,807	5,148,096

		23,802,435

Air Freight & Logistics - 0.87%
Hub Group, Inc., Class AA	62,570	2,693,639

Building Products - 2.58%
AAON, Inc.	23,289	2,031,732
AZEK Co., Inc.A	65,312	2,751,595
Trex Co., Inc.A	43,125	3,196,425

		7,979,752

Commercial Services & Supplies - 2.29%
Montrose Environmental Group, Inc.A	95,697	4,264,258
VSE Corp.	32,011	2,825,931

		7,090,189

Construction & Engineering - 0.63%
Ameresco, Inc., Class AA B	67,680	1,949,861

Electrical Equipment - 1.13%
Vertiv Holdings Co.	40,495	3,505,652

Machinery - 2.29%
Lindsay Corp.	19,342	2,376,745
RBC Bearings, Inc.A	17,385	4,690,125

		7,066,870

Professional Services - 3.94%
FTI Consulting, Inc.A	19,718	4,249,821
ICF International, Inc.	25,146	3,733,175
Maximus, Inc.	49,086	4,206,670

		12,189,666

Trading Companies & Distributors - 0.96%
SiteOne Landscape Supply, Inc.A	24,491	2,973,452

Total Industrials		69,251,516

Information Technology - 24.90%

Electronic Equipment, Instruments & Components - 1.29%
Cognex Corp.	45,052	2,106,631
nLight, Inc.A	172,461	1,884,999

		3,991,630

IT Services - 0.73%
Globant SAA	12,778	2,277,807

Semiconductors & Semiconductor Equipment - 5.74%
Ambarella, Inc.A	21,626	1,166,723
Lattice Semiconductor Corp.A	29,998	1,739,584
MACOM Technology Solutions Holdings, Inc.A	24,950	2,781,176

See accompanying notes

8

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.55% (continued)

Information Technology - 24.90% (continued)

Semiconductors & Semiconductor Equipment - 5.74% (continued)
Onto Innovation, Inc.A	27,746	$6,091,912
Power Integrations, Inc.	32,220	2,261,522
Rambus, Inc.A	33,459	1,966,051
Silicon Laboratories, Inc.A	15,947	1,764,216

		17,771,184

Software - 16.20%
Altair Engineering, Inc., Class AA	20,932	2,053,011
Aspen Technology, Inc.A	6,104	1,212,438
CyberArk Software Ltd.A	24,425	6,678,283
Envestnet, Inc.A	76,446	4,784,755
Five9, Inc.A	40,221	1,773,746
Guidewire Software, Inc.A	29,194	4,025,561
Intapp, Inc.A	51,582	1,891,512
Manhattan Associates, Inc.A	24,771	6,110,510
PROS Holdings, Inc.A	105,591	3,025,182
Qualys, Inc.A	11,692	1,667,279
Rapid7, Inc.A	41,732	1,804,074
Rubrik, Inc., Class AA	46,651	1,430,320
SPS Commerce, Inc.A	29,029	5,462,097
Tenable Holdings, Inc.A	62,257	2,713,160
Tyler Technologies, Inc.A	2,736	1,375,606
Varonis Systems, Inc.A	85,996	4,125,228

		50,132,762

Technology Hardware, Storage & Peripherals - 0.94%
Pure Storage, Inc., Class AA	45,163	2,899,916

Total Information Technology		77,073,299

Materials - 1.10%

Chemicals - 1.10%
Balchem Corp.	22,150	3,409,993

Total Common Stocks (Cost $171,667,725)		292,627,215

FOREIGN COMMON STOCKS - 3.18%

Energy - 1.49%

Energy Equipment & Services - 1.49%
TechnipFMC PLC	176,061	4,603,995

Industrials - 0.44%

Machinery - 0.44%
Kornit Digital Ltd.A	92,680	1,356,835

Information Technology - 1.25%

Software - 1.25%
Descartes Systems Group, Inc.A	40,065	3,879,895

Total Foreign Common Stocks (Cost $6,794,320)		9,840,725

SHORT-TERM INVESTMENTS - 2.31% (Cost $7,146,832)

Investment Companies - 2.31%
American Beacon U.S. Government Money Market Select Fund, 5.18%E F	7,146,832	7,146,832

See accompanying notes

9

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

June 30, 2024 (Unaudited)

	Shares	Fair Value

SECURITIES LENDING COLLATERAL - 0.11% (Cost $362,297)

Investment Companies - 0.11%
American Beacon U.S. Government Money Market Select Fund, 5.18%E F	362,297	$362,297

TOTAL INVESTMENTS - 100.15% (Cost $185,971,174)		309,977,069
LIABILITIES, NET OF OTHER ASSETS - (0.15%)		(474,503)

TOTAL NET ASSETS - 100.00%		$309,502,566

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at June 30, 2024 (Note 8).

C Value was determined using significant unobservable inputs.

D Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $0 or 0.00% of net assets.

E The Fund is affiliated by having the same investment advisor.

F 7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2024, the investments were classified as described below:

Stephens Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$292,627,215	$-	$-	$292,627,215
Foreign Common Stocks	9,840,725	-	-	9,840,725
Short-Term Investments	7,146,832	-	-	7,146,832
Securities Lending Collateral	362,297	-	-	362,297

Total Investments in Securities - Assets	$309,977,069	$-	$-	$309,977,069

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2024, there were no material transfers into or out of Level 3.

See accompanying notes

10

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2024 (Unaudited)

	Stephens Mid-Cap Growth Fund	Stephens Small Cap Growth Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$718,604,088	$302,467,940
Investments in affiliated securities, at fair value‡	32,902,384	7,509,129
Dividends and interest receivable	159,633	40,125
Receivable for fund shares sold	807,742	252,548
Receivable for expense reimbursement (Note 2)	11,746	24,571
Prepaid expenses	58,870	53,105

Total assets	752,544,463	310,347,418

Liabilities:
Payable for investments purchased	–	83,713
Payable for fund shares redeemed	195,337	85,934
Management and sub-advisory fees payable (Note 2)	485,230	237,069
Service fees payable (Note 2)	10,867	5,014
Transfer agent fees payable (Note 2)	12,565	9,109
Payable upon return of securities loaned (Note 9)§	9,513	362,297
Custody and fund accounting fees payable	13,220	10,875
Professional fees payable	27,717	28,243
Trustee fees payable (Note 2)	1,137	522
Payable for prospectus and shareholder reports	28,665	18,116
Other liabilities	2,834	3,960

Total liabilities	787,085	844,852

Commitments and contingent liabilities (Note 2)

Net assets	$751,757,378	$309,502,566

Analysis of net assets:
Paid-in-capital	$551,526,197	$174,366,666
Total distributable earnings (deficits)A	200,231,181	135,135,900

Net assets	$751,757,378	$309,502,566

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	17,059,418	12,538,497

Y Class	1,475,497	1,885,577

Investor Class	979,077	2,996,971

A Class	203,902	435,789

C Class	82,019	78,804

R6 Class	884,504	3,863,546

Net assets:
R5 Class	$628,414,374	$183,765,262

Y Class	$53,719,161	$27,131,264

Investor Class	$28,895,589	$35,993,556

A Class	$5,977,542	$5,111,106

C Class	$2,129,996	$735,397

R6 Class	$32,620,716	$56,765,981

Net asset value, offering and redemption price per share:
R5 Class	$36.84	$14.66

Y Class	$36.41	$14.39

Investor Class	$29.51	$12.01

A Class	$29.32	$11.73

A Class (offering price)	$31.11	$12.45

C Class	$25.97	$9.33

R6 Class	$36.88	$14.69

† Cost of investments in unaffiliated securities	$537,606,910	$178,462,045
‡ Cost of investments in affiliated securities	$32,902,384	$7,509,129
§ Fair value of securities on loan	$12,554,373	$6,548,162

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

11

American Beacon FundsSM

Statements of Operations

For the period ended June 30, 2024 (Unaudited)

	Stephens Mid-Cap Growth Fund	Stephens Small Cap Growth Fund
Investment income:
Dividend income from unaffiliated securities	$1,687,025	$661,618
Dividend income from affiliated securities (Note 2)	724,605	243,018
Income derived from securities lending (Note 8)	5,658	4,409

Total investment income	2,417,288	909,045

Expenses:
Management and sub-advisory fees (Note 2)	2,885,515	1,521,578
Transfer agent fees:
R5 Class (Note 2)	45,456	37,000
Y Class (Note 2)	25,556	12,217
Investor Class	1,336	1,248
A Class	213	492
C Class	60	26
R6 Class	921	1,174
Custody and fund accounting fees	46,611	30,160
Professional fees	49,795	35,221
Registration fees and expenses	62,668	49,795
Service fees (Note 2):
Investor Class	46,382	54,256
A Class	7,649	6,270
C Class	716	210
Distribution fees (Note 2):
A Class	7,878	6,780
C Class	10,927	3,627
Prospectus and shareholder report expenses	23,135	14,944
Trustee fees (Note 2)	39,082	17,928
Loan expense (Note 2)	—	12,691
Line of credit expense (Note 9)	4,246	1,996
Other expenses	51,671	29,310

Total expenses	3,309,817	1,836,923

Net fees waived and expenses (reimbursed) (Note 2)A	(28,145)	(159,865)

Net expenses	3,281,672	1,677,058

Net investment (loss)	(864,384)	(768,013)

Realized and unrealized gain from investments:
Net realized gain from:
Investments in unaffiliated securitiesB	20,124,704	20,216,923
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesC	14,554,610	1,925,996

Net gain from investments	34,679,314	22,142,919

Net increase in net assets resulting from operations	$33,814,930	$21,374,906

A The Manager voluntarily reimbursed service fees in the amount of $1,155 and $11,273 for Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, respectively.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

12

American Beacon FundsSM

Statements of Changes in Net Assets

	Stephens Mid-Cap Growth Fund		Stephens Small Cap Growth Fund
	Six Months Ended June 30, 2024	Year Ended December 31, 2023	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment (loss)	$(864,384)	$(1,566,663)	$(768,013)	$(1,620,423)
Net realized gain (loss) from investments in unaffiliated securities	20,124,704	12,193,915	20,216,923	(5,047,922)
Change in net unrealized appreciation of investments in unaffiliated securities	14,554,610	118,214,377	1,925,996	59,263,396

Net increase in net assets resulting from operations	33,814,930	128,841,629	21,374,906	52,595,051

Distributions to shareholders:
Total retained earnings:
R5 Class	-	-	-	(2,423,132)
Y Class	-	-	-	(361,055)
Investor Class	-	-	-	(519,271)
A Class	-	-	-	(86,911)
C Class	-	-	-	(12,895)
R6 Class	-	-	-	(634,849)

Net distributions to shareholders	-	-	-	(4,038,113)

Capital share transactions (Note 10):
Proceeds from sales of shares	95,847,957	174,444,318	58,160,541	79,962,187
Reinvestment of dividends and distributions	-	-	-	3,912,008
Cost of shares redeemed	(57,327,499)	(103,654,150)	(87,009,406)	(84,328,338)

Net increase (decrease) in net assets from capital share transactions	38,520,458	70,790,168	(28,848,865)	(454,143)

Net increase (decrease) in net assets	72,335,388	199,631,797	(7,473,959)	48,102,795

Net assets:
Beginning of period	679,421,990	479,790,193	316,976,525	268,873,730

End of period	$751,757,378	$679,421,990	$309,502,566	$316,976,525

See accompanying notes

13

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of June 30, 2024, the Trust consists of twenty-four active series, two of which are presented in this filing: American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Funds’ previous management and investment advisory agreements. The Board approved a new Management Agreement with the Manager and a new Investment Advisory Agreement among the Manager, the sub-advisor and the Trust, on behalf of the Funds, that were effective on December 29, 2023.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Funds’ financial statements.

14

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in

15

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreement with Stephens Investment Management Group LLC (the “Sub-Advisor”) pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets according to the following schedule:

Stephens Mid-Cap Growth

All assets	0.45%

Stephens Small Cap Growth

First $200 million	0.65%
Over $200 million	0.55%

16

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

The Management and Sub-Advisory Fees paid by the Funds for the period ended June 30, 2024 were as follows:

Stephens Mid-Cap Growth Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,262,766
Sub-Advisory Fees	0.45%	1,622,749

Total	0.80%	$2,885,515

Stephens Small Cap Growth Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$572,685
Sub-Advisory Fees	0.57%	948,893

Total	0.92%	$1,521,578

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the period ended June 30, 2024, the Manager received securities lending fees of $613 and $456 for the securities lending activities of the Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, respectively.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have

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agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended June 30, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Stephens Mid-Cap Growth	$59,147
Stephens Small Cap Growth	44,533

As of June 30, 2024, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Stephens Mid-Cap Growth	$10,323
Stephens Small Cap Growth	7,165

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a June 30, 2024 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	June 30, 2024 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	June 30, 2024 Fair Value
U.S. Government Money Market Select	Direct	Stephens Mid-Cap Growth	$32,892,871	$-	$-	$724,605	$32,892,871
U.S. Government Money Market Select	Securities Lending	Stephens Mid-Cap Growth	9,513	-	-	N/A	9,513
U.S. Government Money Market Select	Direct	Stephens Small Cap Growth	7,146,832	-	-	243,018	7,146,832
U.S. Government Money Market Select	Securities Lending	Stephens Small Cap Growth	362,297	-	-	N/A	362,297

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended June 30, 2024, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Stephens Mid-Cap Growth	$13,909	$157	$14,066
Stephens Small Cap Growth	4,664	717	5,381

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to

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and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended June 30, 2024, the Stephens Small Cap Growth Fund borrowed on average $20,514,395 for 2 days at an average interest rate of 6.14% with interest charges of $12,691. These amounts are recorded as “Loan expense” in the Statements of Operations. During the period ended June 30, 2024 the Stephens Mid-Cap Growth Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through December 31, 2025, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended June 30, 2024, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	1/1/2024 - 4/30/2024	5/1/2024 - 06/30/2024	Reimbursed Expenses	(Recouped) Expenses
Stephens Mid-Cap Growth	R5	0.89%	0.89%	$7,602	$(14,611	)*	2027
Stephens Mid-Cap Growth	Y	0.95%	0.95%	6,670	–		2027
Stephens Mid-Cap Growth	Investor	1.15%	1.15%	6,565	–		2027
Stephens Mid-Cap Growth	A	1.20%	1.20%	5,625	–		2027
Stephens Mid-Cap Growth	C	1.94%	1.94%	135	(52	)*	2027
Stephens Mid-Cap Growth	R6	0.88%	0.88%	393	(624	)*	2027
Stephens Small Cap Growth	R5	0.99%	0.99%	85,274	–		2027
Stephens Small Cap Growth	Y	1.05%	1.05%	11,256	–		2027
Stephens Small Cap Growth	Investor	1.27%	1.27%	11,938	(7,777	)*	2027
Stephens Small Cap Growth	A	1.28%	1.28%	7,197	–		2027
Stephens Small Cap Growth	C	2.06%	2.06%	258	(57	)*	2027
Stephens Small Cap Growth	R6	0.96%	0.96%	32,669	–		2027

* These amounts represent Recouped Expenses from prior fiscal years and are reflected in Other expenses on the Statements of Operations.

Of the above amounts, $11,746 and $24,571 and were disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at June 30, 2024 for the Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2027. The Funds did not record a liability for potential contingent reimbursements due to the

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current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Stephens Mid-Cap Growth	$15,287	$37,969	$5,528	2024
Stephens Mid-Cap Growth	-	66,561	-	2025
Stephens Mid-Cap Growth	-	62,485	-	2026
Stephens Small Cap Growth	7,834	140,386	56,851	2024
Stephens Small Cap Growth	-	291,681	-	2025
Stephens Small Cap Growth	-	288,569	-	2026

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended June 30, 2024, RID collected $296 and $93 for Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, respectively, from the sale of A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended June 30, 2024, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended June 30, 2024, CDSC fees of $23 were collected for the C Class Shares of Stephens Small Cap Growth Fund. There were no CDSC fees collected for the Class C Shares of the Stephens Mid-Cap Growth Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

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June 30, 2024 (Unaudited)

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

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A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, ETFs and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

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4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Funds may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and

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June 30, 2024 (Unaudited)

non-managing members (who are like limited partners)). The Funds invest in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount a Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

5. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, real estate investment trusts (“REITs”), depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional

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Notes to Financial Statements

June 30, 2024 (Unaudited)

market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment may decline, adversely affecting the Funds’ performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

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Notes to Financial Statements

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Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit a Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for a Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

26

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase.

To the extent a Fund invests significantly in the information technology sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted

27

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2024.

Stephens Mid-Cap Growth Fund

	Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$9,513	$-	$-	$-	$9,513

Total Borrowings	$9,513	$-	$-	$-	$9,513

Gross amount of recognized liabilities for securities lending transactions					$9,513

Stephens Small Cap Growth Fund

	Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$362,297	$-	$-	$-	$362,297

Total Borrowings	$362,297	$-	$-	$-	$362,297

Gross amount of recognized liabilities for securities lending transactions					$362,297

6. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2023 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Stephens Mid-Cap Growth	$573,161,494	$214,172,693	$(35,827,715)	$178,344,978
Stephens Small Cap Growth	190,242,756	130,794,754	(11,060,441)	119,734,313

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

28

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

As of December 31, 2023, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Stephens Mid-Cap Growth	$-	$-
Stephens Small Cap Growth	1,330,589	3,708,707

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended June 30, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Stephens Mid-Cap Growth	$97,099,708	$64,800,643
Stephens Small Cap Growth	31,578,648	65,853,842

A summary of the Funds’ transactions in the USG Select Fund for the period ended June 30, 2024 were as follows:

Fund	Type of Transaction	December 31, 2023 Shares/Fair Value	Purchases	Sales	June 30, 2024 Shares/Fair Value
Stephens Mid-Cap Growth	Direct	$27,591,191	$69,300,125	$63,998,445	$32,892,871
Stephens Mid-Cap Growth	Securities Lending	-	12,230,247	12,220,734	9,513
Stephens Small Cap Growth	Direct	2,637,978	47,423,848	42,914,994	7,146,832
Stephens Small Cap Growth	Securities Lending	1,236,944	8,773,776	9,648,423	362,297

8. Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities,

29

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of June 30, 2024, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Stephens Mid-Cap Growth	$12,554,373	$9,513	$12,844,490	$12,854,003
Stephens Small Cap Growth	6,548,162	362,297	6,325,166	6,687,463

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

9. Borrowing Arrangements

Effective November 10, 2023 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 9, 2023.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 9, 2023.

30

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended June 30, 2024, the Funds did not utilize these facilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	2,196,499	$80,499,157	5,085,968	$160,539,617
Reinvestment of dividends	-	-	-	-
Shares redeemed	(1,349,285)	(49,238,633)	(2,640,855)	(82,078,549)

Net increase in shares outstanding	847,214	$31,260,524	2,445,113	$78,461,068

	Y Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	244,316	$8,870,453	175,605	$5,442,861
Reinvestment of dividends	-	-	-	-
Shares redeemed	(57,684)	(2,079,001)	(297,273)	(9,173,104)

Net increase (decrease) in shares outstanding	186,632	$6,791,452	(121,668)	$(3,730,243)

	Investor Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	42,068	$1,227,544	103,349	$2,589,893
Reinvestment of dividends	-	-	-	-
Shares redeemed	(63,582)	(1,858,650)	(213,660)	(5,259,257)

Net (decrease) in shares outstanding	(21,514)	$(631,106)	(110,311)	$(2,669,364)

	A Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	12,799	$376,928	23,470	$592,355
Reinvestment of dividends	-	-	-
Shares redeemed	(30,184)	(890,721)	(36,933)	(945,858)

Net (decrease) in shares outstanding	(17,385)	$(513,793)	(13,463)	$(353,503)

	C Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	4,725	$121,894	19,889	$440,657
Reinvestment of dividends	-	-	-	-
Shares redeemed	(10,036)	(259,476)	(19,560)	(429,821)

Net increase (decrease) in shares outstanding	(5,311)	$(137,582)	329	$10,836

31

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

	R6 Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	130,186	$4,751,981	153,839	$4,838,935
Reinvestment of dividends	-	-	-	-
Shares redeemed	(82,463)	(3,001,018)	(183,016)	(5,767,561)

Net increase (decrease) in shares outstanding	47,723	$1,750,963	(29,177)	$(928,626)

	R5 Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	1,454,143	$20,676,402	3,221,806	$39,999,073
Reinvestment of dividends	-	-	168,018	2,301,844
Shares redeemed	(3,135,138)	(43,639,868)	(3,584,363)	(45,008,284)

Net (decrease) in shares outstanding	(1,680,995)	$(22,963,466)	(194,539)	$(2,707,367)

	Y Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	121,156	$1,698,027	535,042	$6,639,773
Reinvestment of dividends	-	-	26,674	358,767
Shares redeemed	(362,442)	(5,084,498)	(674,550)	(8,395,724)

Net (decrease) in shares outstanding	(241,286)	$(3,386,471)	(112,834)	$(1,397,184)

	Investor Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	181,720	$2,094,477	1,904,018	$20,135,236
Reinvestment of dividends	-	-	46,078	517,918
Shares redeemed	(262,527)	(3,043,539)	(407,802)	(4,272,082)

Net increase (decrease) in shares outstanding	(80,807)	$(949,062)	1,542,294	$16,381,072

	A Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	1,349	$15,311	176,810	$1,777,688
Reinvestment of dividends	-	-	7,809	85,736
Shares redeemed	(82,978)	(930,668)	(2,029,703)	(20,883,445)

Net (decrease) in shares outstanding	(81,629)	$(915,357)	(1,845,084)	$(19,020,021)

	C Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	8,545	$80,186	69,159	$580,245
Reinvestment of dividends	-	-	1,470	12,894
Shares redeemed	(6,705)	(62,359)	(28,252)	(223,250)

Net increase in shares outstanding	1,840	$17,827	42,377	$369,889

32

American Beacon FundsSM

Notes to Financial Statements

June 30, 2024 (Unaudited)

	R6 Class
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	(unaudited)
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	2,436,031	$33,596,138	878,164	$10,830,172
Reinvestment of dividends	-	-	46,238	634,849
Shares redeemed	(2,337,011)	(34,248,474)	(443,527)	(5,545,553)

Net increase (decrease) in shares outstanding	99,020	$(652,336)	480,875	$5,919,468

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

33

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023		2022	2021	2020		2019

	(unaudited)
Net asset value, beginning of period	$35.08		$27.94		$39.90	$37.67	$27.17		$21.23

Income (loss) from investment operations:
Net investment (loss)	(0.01)		(0.08	)B	(0.13)	(0.14)	(0.07)		(0.12	)B
Net gains (losses) on investments (both realized and unrealized)	1.77		7.22		(11.06)	4.80	11.02		6.87

Total income (loss) from investment operations	1.76		7.14		(11.19)	4.66	10.95		6.75

Less distributions:
Distributions from net realized gains	–		–		(0.77)	(2.43)	(0.45)		(0.81)

Net asset value, end of period	$36.84		$35.08		$27.94	$39.90	$37.67		$27.17

Total returnC	5.02	%D	25.55%		(28.04)%	12.46%	40.30%		31.79%

Ratios and supplemental data:
Net assets, end of period	$628,414,374		$568,803,340		$384,632,608	$611,720,453	$476,150,642		$278,175,115
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.89	%E	0.90%		0.90%	0.90%	0.91%		0.96%
Expenses, net of reimbursements and/or recoupments	0.89	%E	0.89%		0.89%	0.89%	0.89	%F	0.89%
Net investment (loss), before expense reimbursements and/or recoupments	(0.22	)%E	(0.26)%		(0.24)%	(0.54)%	(0.52)%		(0.52)%
Net investment (loss), net of reimbursements and/or recoupments	(0.22	)%E	(0.25)%		(0.23)%	(0.53)%	(0.50)%		(0.45)%
Portfolio turnover rate	9	%D	16%		20%	28%	22%		15%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

34

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023	2022	2021	2020		2019

	(unaudited)
Net asset value, beginning of period	$34.69		$27.64	$39.51	$37.34	$26.95		$21.09

Income (loss) from investment operations:
Net investment (loss)	(0.05	)A	(0.18)	(0.34)	(0.20)	(0.04)		(0.14	)A
Net gains (losses) on investments (both realized and unrealized)	1.77		7.23	(10.76)	4.80	10.88		6.81

Total income (loss) from investment operations	1.72		7.05	(11.10)	4.60	10.84		6.67

Less distributions:
Distributions from net realized gains	–		–	(0.77)	(2.43)	(0.45)		(0.81)

Net asset value, end of period	$36.41		$34.69	$27.64	$39.51	$37.34		$26.95

Total returnB	4.96	%C	25.51%	(28.09)%	12.41%	40.22%		31.62%

Ratios and supplemental data:
Net assets, end of period	$53,719,161		$44,706,237	$38,984,552	$82,970,930	$69,132,838		$30,544,300
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.98	%D	0.99%	0.98%	0.97%	1.00%		1.01%
Expenses, net of reimbursements and/or recoupments	0.95	%D	0.95%	0.95%	0.95%	0.96	%E	0.99%
Net investment (loss), before expense reimbursements and/or recoupments	(0.30	)%D	(0.36)%	(0.32)%	(0.64)%	(0.61)%		(0.57)%
Net investment (loss), net of reimbursements and/or recoupments	(0.27	)%D	(0.32)%	(0.29)%	(0.62)%	(0.57)%		(0.55)%
Portfolio turnover rate	9	%C	16%	20%	28%	22%		15%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

35

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023		2022		2021	2020		2019

	(unaudited)
Net asset value, beginning of period	$28.15		$22.48		$32.42		$31.09	$22.56		$17.80

Income (loss) from investment operations:
Net investment (loss)	(0.11)		(0.32)		(0.13	)A	(0.41)	(0.61)		(0.55)
Net gains (losses) on investments (both realized and unrealized)	1.47		5.99		(9.04)		4.17	9.59		6.12

Total income (loss) from investment operations	1.36		5.67		(9.17)		3.76	8.98		5.57

Less distributions:
Distributions from net realized gains	–		–		(0.77)		(2.43)	(0.45)		(0.81)

Net asset value, end of period	$29.51		$28.15		$22.48		$32.42	$31.09		$22.56

Total returnB	4.83	%C	25.22%		(28.28)%		12.20%	39.80%		31.28%

Ratios and supplemental data:
Net assets, end of period	$28,895,589		$28,162,111		$24,969,273		$16,964,278	$17,203,402		$14,802,058
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.20	%D	1.22%		1.23%		1.14%	1.23%		1.28%
Expenses, net of reimbursements and/or recoupments	1.15	%D	1.18	%E	1.23%		1.14%	1.23	%F	1.25%
Net investment (loss), before expense reimbursements and/or recoupments	(0.53	)%D	(0.58)%		(0.54)%		(0.79)%	(0.85)%		(0.84)%
Net investment (loss), net of reimbursements and/or recoupments	(0.48	)%D	(0.54)%		(0.54)%		(0.79)%	(0.85)%		(0.81)%
Portfolio turnover rate	9	%C	16%		20%		28%	22%		15%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 1, 2023.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

36

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023		2022	2021	2020		2019

	(unaudited)
Net asset value, beginning of period	$27.96		$22.34		$32.22	$30.92	$22.43		$17.71

Income (loss) from investment operations:
Net investment (loss)	(0.50)		(0.42)		(0.04)	(0.80)	(0.49)		(1.94)
Net gains (losses) on investments (both realized and unrealized)	1.86		6.04		(9.07)	4.53	9.43		7.47

Total income (loss) from investment operations	1.36		5.62		(9.11)	3.73	8.94		5.53

Less distributions:
Distributions from net realized gains	–		–		(0.77)	(2.43)	(0.45)		(0.81)

Net asset value, end of period	$29.32		$27.96		$22.34	$32.22	$30.92		$22.43

Total returnA	4.86	%B	25.16%		(28.27)%	12.17%	39.85%		31.22%

Ratios and supplemental data:
Net assets, end of period	$5,977,542		$6,187,739		$5,243,837	$7,400,729	$8,166,847		$6,467,469
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.38	%C	1.40%		1.22%	1.14%	1.24%		1.27%
Expenses, net of reimbursements and/or recoupments	1.20	%C	1.21	%D	1.22%	1.13%	1.23	%E	1.29%
Net investment (loss), before expense reimbursements and/or recoupments	(0.71	)%C	(0.76)%		(0.55)%	(0.75)%	(0.86)%		(0.84)%
Net investment (loss), net of reimbursements and/or recoupments	(0.53	)%C	(0.57)%		(0.55)%	(0.74)%	(0.85)%		(0.86)%
Portfolio turnover rate	9	%B	16%		20%	28%	22%		15%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 1, 2023.
E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

37

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023	2022	2021	2020		2019

	(unaudited)
Net asset value, beginning of period	$24.86		$20.01	$29.19	$28.44	$20.81		$16.59

Income (loss) from investment operations:
Net investment (loss)	(0.43)		(0.28)	(0.83)	(0.63)	(0.94)		(0.25)
Net gains (losses) on investments (both realized and unrealized)	1.54		5.13	(7.58)	3.81	9.02		5.28

Total income (loss) from investment operations	1.11		4.85	(8.41)	3.18	8.08		5.03

Less distributions:
Distributions from net realized gains	–		–	(0.77)	(2.43)	(0.45)		(0.81)

Redemption fees added to beneficial interests	–		–	–	–	–		–

Net asset value, end of period	$25.97		$24.86	$20.01	$29.19	$28.44		$20.81

Total returnA	4.47	%B	24.24%	(28.80)%	11.29%	38.82%		30.31%

Ratios and supplemental data:
Net assets, end of period	$2,129,996		$2,171,329	$1,740,775	$2,977,572	$3,107,948		$3,193,238
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.95	%C	1.97%	1.97%	1.98%	1.96%		2.00%
Expenses, net of reimbursements and/or recoupments	1.94	%C	1.94%	1.94%	1.94%	1.94	%D	2.01%
Net investment (loss), before expense reimbursements and/or recoupments	(1.28	)%C	(1.34)%	(1.31)%	(1.65)%	(1.57)%		(1.56)%
Net investment (loss), net of reimbursements and/or recoupments	(1.27	)%C	(1.31)%	(1.28)%	(1.61)%	(1.55)%		(1.57)%
Portfolio turnover rate	9	%B	16%	20%	28%	22%		15%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

38

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023	2022	2021	2020		2019

	(unaudited)
Net asset value, beginning of period	$35.12		$27.97	$39.94	$37.70	$27.18		$21.23

Income from investment operations:
Net investment (loss)	(0.01)		(0.10)	(0.23)	(0.14)	(0.06)		(0.05)
Net gains (losses) on investments (both realized and unrealized)	1.77		7.25	(10.97)	4.81	11.03		6.81

Total income (loss) from investment operations	1.76		7.15	(11.20)	4.67	10.97		6.76

Less distributions:
Distributions from net realized gains	–		–	(0.77)	(2.43)	(0.45)		(0.81)

Net asset value, end of period	$36.88		$35.12	$27.97	$39.94	$37.70		$27.18

Total returnA	5.01	%B	25.56%	(28.04)%	12.47%	40.36%		31.84%

Ratios and supplemental data:
Net assets, end of period	$32,620,716		$29,391,234	$24,219,148	$55,701,734	$37,373,802		$17,073,112
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.88	%C	0.89%	0.89%	0.88%	0.90%		0.92%
Expenses, net of reimbursements and/or recoupments	0.88	%C	0.88%	0.89%	0.87%	0.84	%D	0.84%
Net investment (loss), before expense reimbursements and/or recoupments	(0.21	)%C	(0.26)%	(0.26)%	(0.50)%	(0.49)%		(0.50)%
Net investment (loss), net of reimbursements and/or recoupments	(0.21	)%C	(0.25)%	(0.26)%	(0.49)%	(0.43)%		(0.42)%
Portfolio turnover rate	9	%B	16%	20%	28%	22%		15%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

39

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023	2022		2021		2020		2019

	(unaudited)
Net asset value, beginning of period	$13.74		$11.64	$18.31		$19.27		$15.40		$13.83

Income (loss) from investment operations:
Net investment (loss)	(0.26)		(0.09)	(0.17	)B	(0.17	)C	(0.31	)D	(0.26)
Net gains (losses) on investments (both realized and unrealized)	1.18		2.36	(5.06)		2.89		6.11		3.44

Total income (loss) from investment operations	0.92		2.27	(5.23)		2.72		5.80		3.18

Less distributions:
Distributions from net realized gains	–		(0.17)	(1.44)		(3.68)		(1.93)		(1.61)

Net asset value, end of period	$14.66		$13.74	$11.64		$18.31		$19.27		$15.40

Total returnE	6.70	%F	19.51%	(28.50)%		14.34%		37.56%		22.92%

Ratios and supplemental data:
Net assets, end of period	$183,765,262		$195,356,581	$167,776,189		$280,613,603		$261,976,294		$244,394,530
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.08	%G	1.09%	1.08%		1.04%		1.05%		1.08%
Expenses, net of reimbursements and/or recoupments	0.99	%G	0.99%	0.99%		0.99%		0.99	%H	1.08	%I
Net investment (loss), before expense reimbursements and/or recoupments	(0.54	)%G	(0.61)%	(0.70	)%B	(0.86)%		(0.82)%		(0.83)%
Net investment (loss), net of reimbursements and/or recoupments	(0.45	)%G	(0.51)%	(0.61	)%B	(0.81)%		(0.76)%		(0.83)%
Portfolio turnover rate	10	%F	15%	27%		28%		18%		20%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0132.
C	Per share amounts have been calculated using the average shares method.
D	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0083.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
I	Expense ratios may exceed the expense cap in effect at the time as a result of the change in the contractual expense caps on August 23, 2019.

See accompanying notes

40

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023	2022		2021	2020		2019

	(unaudited)
Net asset value, beginning of period	$13.49		$11.44	$18.04		$19.05	$15.24		$13.72

Income (loss) from investment operations:
Net investment (loss)	(0.47)		(0.24)	(0.96	)A	(0.13)	(0.56	)B	(0.14	)C
Net gains (losses) on investments (both realized and unrealized)	1.37		2.46	(4.20)		2.80	6.30		3.27

Total income (loss) from investment operations	0.90		2.22	(5.16)		2.67	5.74		3.13

Less distributions:
Distributions from net realized gains	–		(0.17)	(1.44)		(3.68)	(1.93)		(1.61)

Net asset value, end of period	$14.39		$13.49	$11.44		$18.04	$19.05		$15.24

Total returnD	6.67	%E	19.42%	(28.54)%		14.23%	37.56%		22.74%

Ratios and supplemental data:
Net assets, end of period	$27,131,264		$28,695,634	$25,622,348		$55,841,696	$58,341,053		$59,481,096
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.13	%F	1.13%	1.13%		1.10%	1.12%		1.14%
Expenses, net of reimbursements and/or recoupments	1.05	%F	1.05%	1.05%		1.05%	1.06	%G	1.14	%H
Net investment (loss), before expense reimbursements and/or recoupments	(0.58	)%F	(0.65)%	(0.75	)%A	(0.88)%	(0.89)%		(0.89)%
Net investment (loss), net of reimbursements and/or recoupments	(0.50	)%F	(0.57)%	(0.67	)%A	(0.83)%	(0.83)%		(0.89)%
Portfolio turnover rate	10	%E	15%	27%		28%	18%		20%

A	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0152.
B	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0081.
C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
H	Expense ratios may exceed the expense cap in effect at the time as a result of the change in the contractual expense caps on August 23, 2019.

See accompanying notes

41

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023		2022			2021	2020		2019

	(unaudited)
Net asset value, beginning of period	$11.27		$9.60		$15.51			$16.88	$13.70		$12.49

Income (loss) from investment operations:
Net investment (loss)	(0.12)		(0.09	)A	(4.03	)B		(0.04)	(0.14	)C	(0.17	)A
Net gains (losses) on investments (both realized and unrealized)	0.86		1.93		(0.44)			2.35	5.25		2.99

Total income (loss) from investment operations	0.74		1.84		(4.47)			2.31	5.11		2.82

Less distributions:
Distributions from net realized gains	–		(0.17)		(1.44)			(3.68)	(1.93)		(1.61)

Net asset value, end of period	$12.01		$11.27		$9.60			$15.51	$16.88		$13.70

Total returnD	6.57	%E	19.18%		(28.74)%			13.93%	37.18%		22.49%

Ratios and supplemental data:
Net assets, end of period	$35,993,556		$34,697,255		$14,745,379			$78,747,464	$78,610,201		$63,799,443
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.40	%F	1.32%		1.35%			1.35%	1.39%		1.38%
Expenses, net of reimbursements and/or recoupments	1.27	%F	1.28	%G	1.30%			1.30%	1.31	%H	1.38	%I
Net investment (loss), before expense reimbursements and/or recoupments	(0.85	)%F	(0.87)%		(1.00)%		B	(1.13)%	(1.15)%		(1.13)%
Net investment (loss), net of reimbursements and/or recoupments	(0.72	)%F	(0.83)%		(0.95)%		B	(1.08)%	(1.07)%		(1.13)%
Portfolio turnover rate	10	%E	15%		27%			28%	18%		20%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0146.
C	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0074.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on May 1, 2023.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
I	Expense ratios may exceed the expense cap in effect at the time as a result of the change in the contractual expense caps on August 23, 2019.

See accompanying notes

42

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023	2022		2021		2020		2019

	(unaudited)
Net asset value, beginning of period	$11.01		$9.38	$15.20		$16.60		$13.49		$12.32

Income (loss) from investment operations:
Net investment (loss)	(0.44)		(1.72)	(0.10	)A B	(0.19	)B	(0.15	)B C	(0.39)
Net gains (losses) on investments (both realized and unrealized)	1.16		3.52	(4.28)		2.47		5.19		3.17

Total income (loss) from investment operations	0.72		1.80	(4.38)		2.28		5.04		2.78

Less distributions:
Distributions from net realized gains	–		(0.17)	(1.44)		(3.68)		(1.93)		(1.61)

Net asset value, end of period	$11.73		$11.01	$9.38		$15.20		$16.60		$13.49

Total returnD	6.54	%E	19.20%	(28.74)%		13.99%		37.25%		22.48%

Ratios and supplemental data:
Net assets, end of period	$5,111,106		$5,696,802	$22,160,000		$7,203,359		$6,575,393		$4,899,301
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.55	%F	1.48%	1.43%		1.38%		1.35%		1.37%
Expenses, net of reimbursements and/or recoupments	1.28	%F	1.28%	1.28%		1.28%		1.28	%G	1.37	%H
Net investment (loss), before expense reimbursements and/or recoupments	(1.01	)%F	(0.98)%	(1.03	)%A	(1.18)%		(1.11)%		(1.12)%
Net investment (loss), net of reimbursements and/or recoupments	(0.74	)%F	(0.78)%	(0.88	)%A	(1.08)%		(1.04)%		(1.12)%
Portfolio turnover rate	10	%E	15%	27%		28%		18%		20%

A	Net investment income includes a significant a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0115.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0078.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
H	Expense ratios may exceed the expense cap in effect at the time as a result of the change in the contractual expense caps on August 23, 2019.

See accompanying notes

43

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023		2022		2021	2020		2019

	(unaudited)
Net asset value, beginning of period	$8.79		$7.58		$12.91		$14.63	$12.15		$11.31

Income (loss) from investment operations:
Net investment (loss)	(0.07	)A	(0.13	)A	(1.65	)B	(0.53)	(1.69	)C	(1.19)
Net gains (losses) on investments (both realized and unrealized)	0.61		1.51		(2.24)		2.49	6.10		3.64

Total income (loss) from investment operations	0.54		1.38		(3.89)		1.96	4.41		2.45

Less distributions:
Distributions from net realized gains	–		(0.17)		(1.44)		(3.68)	(1.93)		(1.61)

Net asset value, end of period	$9.33		$8.79		$7.58		$12.91	$14.63		$12.15

Total returnD	6.14	%E	18.22%		(30.04)%		12.91%	36.16%		21.56%

Ratios and supplemental data:
Net assets, end of period	$735,397		$676,861		$262,215		$566,124	$675,112		$808,661
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.13	%F	2.16%		2.17%		2.24%	2.15%		2.17%
Expenses, net of reimbursements and/or recoupments	2.06	%F	2.06%		2.06%		2.06%	2.06	%G	2.14	%H
Net investment (loss), before expense reimbursements and/or recoupments	(1.58	)%F	(1.68)%		(1.79	)%B	(2.04)%	(1.93)%		(1.92)%
Net investment (loss), net of reimbursements and/or recoupments	(1.51	)%F	(1.58)%		(1.68	)%B	(1.86)%	(1.84)%		(1.89)%
Portfolio turnover rate	10	%E	15%		27%		28%	18%		20%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant a significant dividend payment from from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0104.
C	Net investment income includes significant a significant dividend payment from Wingstop, Inc. amounting to $0.0063.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
H	Expense ratios may exceed the expense cap in effect at the time as a result of the change in the contractual expense caps on August 23, 2019.

See accompanying notes

44

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended June 30,		Year Ended December 31,
	2024		2023	2022		2021	2020		2019A

	(unaudited)
Net asset value, beginning of period	$13.77		$11.67	$18.34		$19.30	$15.40		$16.91

Income (loss) from investment operations:
Net investment (loss)	(0.03)		(0.04)	(0.08	)B C	(0.11)	(0.08	)D	(0.01)
Net gains (losses) on investments (both realized and unrealized)	0.95		2.31	(5.15)		2.83	5.91		0.11

Total income (loss) from investment operations	0.92		2.27	(5.23)		2.72	5.83		0.10

Less distributions:
Distributions from net realized gains	–		(0.17)	(1.44)		(3.68)	(1.93)		(1.61)

Net asset value, end of period	$14.69		$13.77	$11.67		$18.34	$19.30		$15.40

Total returnE	6.68	%F	19.46%	(28.45)%		14.30%	37.76%		0.53	%F

Ratios and supplemental data:
Net assets, end of period	$56,765,981		$51,853,392	$38,307,599		$21,521,147	$17,036,408		$8,132,874
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.05	%G	1.05%	1.04%		1.01%	1.02%		1.41	%G
Expenses, net of reimbursements and/or recoupments	0.96	%G	0.96%	0.96%		0.96%	0.95	%H	0.96	%G I
Net investment (loss), before expense reimbursements and/or recoupments	(0.46	)%G	(0.57)%	(0.63	)%B	(0.80)%	(0.76)%		(1.18	)%G
Net investment (loss), net of reimbursements and/or recoupments	(0.37	)%G	(0.48)%	(0.55	)%B	(0.75)%	(0.69)%		(0.73	)%G
Portfolio turnover rate	10	%F	15%	27%		28%	18%		20	%F

A	Class launched on April 30, 2019 and commenced operations on May 1, 2019 (Note 1).
B	Net investment income includes a significant dividend payment from Viper Energy Partners LP and Wingstop, Inc. amounting to $0.0141.
C	Per share amounts have been calculated using the average shares method.
D	Net investment income includes a significant dividend payment from Wingstop, Inc. amounting to $0.0084.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
I	Expense ratios may the expense cap in effect at the time as a result of the change in the contractual expense caps on August 23, 2019.

See accompanying notes

45

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund are service marks of American Beacon Advisors, Inc.

SAR 06/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Disclosure Regarding Approvals of the Management and Investment Advisory Agreements for the American Beacon Bridgeway Large Cap Growth Fund and American Beacon Bridgeway Large Cap Value Fund (Unaudited)

At its March 7, 2024 meeting, the Board of Trustees (“Board”) considered the approval of a new investment advisory Agreement (the “Agreement”) among American Beacon Advisors, Inc. (“the “Manager”), the American Beacon Funds (the “Trust”), on behalf of the American Beacon Bridgeway Large Cap Growth Fund and American Beacon Bridgeway Large Cap Value Fund, which have since been renamed the American Beacon Man Large Cap Growth Fund and American Beacon Man Large Cap Value Fund, respectively (each, a “Fund” and collectively, the “Funds”), each a series of the Trust, and Numeric Investors, LLC (“Numeric” or the “Sub-Advisor”).

Prior to the March 7, 2024 meeting, information was provided to the Board by the Sub-Advisor in response to requests from the Board and/or the Manager in connection with the Board’s consideration of the Agreement. The Board also received information from the Manager in connection with the Board’s consideration of the Agreement, and the Investment Committee of the Board met with representatives of the Sub-Advisor.

Provided below is an overview of the primary factors the Board considered at its March 7, 2024 meeting at which the Board considered the approval of the Agreement. In determining whether to approve the Agreement, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services to be provided; (2) simulated performance of the strategy proposed by Numeric for each Fund; (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect these economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Funds with the prior sub-advisor, and contracts entered into by the Sub-Advisor with other clients; and (6) any other benefits anticipated to be derived by the Sub-Advisor from its relationship with the Funds.

The Board did not identify any particular information that was most relevant to its consideration of the Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Trustees who are not “interested persons” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (“1940 Act”), provided the Board with a memorandum regarding its responsibilities pertaining to the approval of investment advisory contracts, such as the Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Agreement were reasonable and fair and that the approval of the Agreement was in the best interests of the Funds.

Nature, Extent and Quality of the Services to Be Provided by the Sub-Advisor. The Board considered information regarding the Sub- Advisor’s principal business activities and overall capabilities to perform the services under the Agreement. In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing each Fund. The Board also considered the Sub-Advisor’s investment resources, infrastructure and the adequacy of its compliance program. The Board also took into consideration the Manager’s recommendation of the Sub-Advisor. The Board considered the Sub-Advisor’s representation that its current and projected staffing levels were adequate to service the Funds. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by the Sub-Advisor were appropriate for the Funds in light of each Fund’s investment objective, and, thus, supported a decision to approve the Agreement.

Performance of the Sub-Advisor. The Board considered the Sub-Advisor’s representation that it did not manage any client accounts in the strategy of either Fund. Accordingly, the Board evaluated the information provided by the Sub-Advisor regarding the simulated performance of the strategy proposed for each Fund reflecting how the strategy may have performed over various periods ended December 31, 2023, relative to the performance of each Fund’s benchmark index. The Board considered that the Sub-Advisor’s large cap value strategy would have outperformed the benchmark index for the 1-year, 3-year, 5-year and since inception periods for the Large Cap Value Fund, and the Sub-Advisor’s large cap growth strategy would have outperformed the benchmark index for the 3-year, 5-year and since-inception periods, but underperformed for the 1-year period for the Large Cap Growth

2

Disclosure Regarding Approvals of the Management and Investment Advisory Agreements for the American Beacon Bridgeway Large Cap Growth Fund and American Beacon Bridgeway Large Cap Value Fund (Unaudited)

Fund. The Board also considered representations made by the Sub-Advisor regarding the assumptions made to calculate the simulated performance results, which would cause the simulated performance results to differ from actual results that may be achieved by the Fund.

Comparisons of the Amounts to Be Paid Under the Agreement with Those Under Contracts Between the Funds and the Prior Sub-Advisor, and the Sub-Advisor and Its Other Clients. In evaluating the Agreement, the Board reviewed the proposed advisory fee rates for services to be performed by the Sub-Advisor on behalf of the Funds. The Board considered that, at all asset levels, the advisory fee rates were less than the advisory fee rates paid by each Fund to the prior sub-advisor, and that the Sub-Advisor did not manage any client accounts in the strategy of either Fund. The Board considered that, as with the agreement among the Manager, the Trust, on behalf of the Funds, and the Funds’ prior sub-advisor, the Sub-Advisor’s investment advisory fee rates under the Agreement would be paid to the Sub-Advisor by each Fund. After evaluating this information, the Board concluded that the Sub-Advisor’s advisory fee rates under the Agreement were reasonable in light of the services to be provided to the Funds.

Costs of the Services to Be Provided and Profits to Be Realized by the Sub-Advisor and Its Affiliates from Its Relationship with the Funds. The Board did not consider the costs of the services to be provided and any profits to be realized by the Sub-Advisor from its relationship with the Funds, noting instead the arm’s-length nature of the relationship between the Manager and the Sub-Advisor with respect to the negotiation of the advisory fee rates on behalf of the Funds.

Economies of Scale. The Board considered the Sub-Advisor’s representation that it believes that the proposed advisory fee rate schedule for the Funds, which includes breakpoints, reflects potential economies of scale for the benefit of each Fund’s investors.

Benefits to Be Derived by the Sub-Advisor from Its Relationship with the Funds. The Board considered that the Sub-Advisor may benefit from soft dollar credits for third-party research that may accrue to it because of the Sub-Advisor’s relationship with the Funds. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Sub-Advisor by virtue of its relationship with the Funds appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Funds, the Manager or the Sub-Advisor, as that term is defined in the 1940 Act, concluded that the proposed investment advisory fee rates are fair and reasonable, and the approval of the Agreement is in the best interests of each Fund and approved the Agreement.

3

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory Stumm

Gregory Stumm
President
American Beacon Funds
Date: September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory Stumm

Gregory Stumm
President
American Beacon Funds
Date: September 6, 2024

By	/s/ Sonia L. Bates

Sonia L. Bates
Chief Accounting Officer and Treasurer
American Beacon Funds
Date: September 6, 2024